UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-10263
Guidestone Funds
(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of principal executive offices)(Zip code)
Matthew A. Wolfe, Esq
Guidestone Financial Resources of the Southern Baptist Convention
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Name and address of agent for service)
Registrant's telephone number, including area code:
214-720-4640
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

MyDestination 2015 Fund
Class: INSTITUTIONAL | TICKER: GMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$4	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$716,306,091
Total number of portfolio holdings	33
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2015 Fund
Class: INVESTOR | TICKER: GMTZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$19	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$716,306,091
Total number of portfolio holdings	33
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.6%
GuideStone Equity Index Fund	17.9%
GuideStone Defensive Market Strategies® Fund	10.4%
GuideStone Low-Duration Bond Fund	9.9%
GuideStone International Equity Index Fund	9.3%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	2.2%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2025 Fund
Class: INSTITUTIONAL | TICKER: GMWYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$4	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,008,002,397
Total number of portfolio holdings	33
Portfolio turnover rate for the period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2025 Fund
Class: INVESTOR | TICKER: GMWZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$19	0.37%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,008,002,397
Total number of portfolio holdings	33
Portfolio turnover rate for the period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.7%
GuideStone Equity Index Fund	22.4%
GuideStone Defensive Market Strategies® Fund	13.0%
GuideStone International Equity Index Fund	11.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	4.4%
GuideStone Emerging Markets Equity Fund	2.7%
GuideStone Small Cap Equity Fund	2.5%
GuideStone Global Real Estate Securities Fund	1.0%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2035 Fund
Class: INSTITUTIONAL | TICKER: GMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$4	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,157,348,591
Total number of portfolio holdings	33
Portfolio turnover rate for the period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2035 Fund
Class: INVESTOR | TICKER: GMHZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$19	0.37%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,157,348,591
Total number of portfolio holdings	33
Portfolio turnover rate for the period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.5%
GuideStone Medium-Duration Bond Fund	22.3%
GuideStone International Equity Index Fund	16.7%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.3%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Strategic Alternatives Fund	1.0%
GuideStone Money Market Fund, 4.25%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2045 Fund
Class: INSTITUTIONAL | TICKER: GMYYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$6	0.12%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,826,216,758
Total number of portfolio holdings	9
Portfolio turnover rate for the period	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2045 Fund
Class: INVESTOR | TICKER: GMFZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$20	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,826,216,758
Total number of portfolio holdings	9
Portfolio turnover rate for the period	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	22.8%
GuideStone Medium-Duration Bond Fund	9.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Small Cap Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.25%	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2055 Fund
Class: INSTITUTIONAL | TICKER: GMGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$963,193,705
Total number of portfolio holdings	9
Portfolio turnover rate for the period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

MyDestination 2055 Fund
Class: INVESTOR | TICKER: GMGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$21	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$963,193,705
Total number of portfolio holdings	9
Portfolio turnover rate for the period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.0%
GuideStone International Equity Index Fund	24.8%
GuideStone Emerging Markets Equity Fund	6.1%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.0%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 4.25%	1.1%
GuideStone Global Bond Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Conservative Allocation Fund
Class: INSTITUTIONAL | TICKER: GCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$9	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,211,796
Total number of portfolio holdings	16
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Conservative Allocation Fund
Class: INVESTOR | TICKER: GFIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$22	0.43%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$412,211,796
Total number of portfolio holdings	16
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.2%
GuideStone Low-Duration Bond Fund	24.5%
GuideStone Defensive Market Strategies® Fund	7.4%
GuideStone International Equity Fund	6.0%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Growth Equity Fund	4.0%
GuideStone Value Equity Fund	4.0%
GuideStone Impact Bond Fund	4.0%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Balanced Allocation Fund
Class: INSTITUTIONAL | TICKER: GBAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,304,227,409
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Balanced Allocation Fund
Class: INVESTOR | TICKER: GGIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,304,227,409
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.3%
GuideStone International Equity Fund	11.0%
GuideStone Defensive Market Strategies® Fund	10.3%
GuideStone Growth Equity Fund	7.7%
GuideStone Global Bond Fund	7.7%
GuideStone Value Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.6%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.8%
GuideStone Growth Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Moderately Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,122,400,837
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Moderately Aggressive Allocation Fund
Class: INVESTOR | TICKER: GCOZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,122,400,837
Total number of portfolio holdings	16
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	19.4%
GuideStone Growth Equity Fund	13.9%
GuideStone Value Equity Fund	13.8%
GuideStone Medium-Duration Bond Fund	12.3%
GuideStone Emerging Markets Equity Fund	8.2%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Defensive Market Strategies® Fund	4.6%
GuideStone Value Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.4%
GuideStone Global Bond Fund	3.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GAGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,149,457,162
Total number of portfolio holdings	9
Portfolio turnover rate for the period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Aggressive Allocation Fund
Class: INVESTOR | TICKER: GGBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,149,457,162
Total number of portfolio holdings	9
Portfolio turnover rate for the period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	27.1%
GuideStone Growth Equity Fund	19.5%
GuideStone Value Equity Fund	19.3%
GuideStone Emerging Markets Equity Fund	11.4%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Value Equity Index Fund	6.4%
GuideStone Small Cap Equity Fund	4.9%
GuideStone Impact Equity Fund	4.0%
GuideStone Money Market Fund, 4.25%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Money Market Fund
Class: INSTITUTIONAL | TICKER: GMYXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,123,586,618
Total number of portfolio holdings	109
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Money Market Fund
Class: INVESTOR | TICKER: GMZXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$21	0.41%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,123,586,618
Total number of portfolio holdings	109
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Low-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GLDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$18	0.36%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$845,919,156
Total number of portfolio holdings	1,195
Portfolio turnover rate for the period	109%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Low-Duration Bond Fund
Class: INVESTOR | TICKER: GLDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$33	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$845,919,156
Total number of portfolio holdings	1,195
Portfolio turnover rate for the period	109%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Medium-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GMDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,220,961,065
Total number of portfolio holdings	2,586
Portfolio turnover rate for the period	182%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Medium-Duration Bond Fund
Class: INVESTOR | TICKER: GMDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$33	0.66%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$3,220,961,065
Total number of portfolio holdings	2,586
Portfolio turnover rate for the period	182%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Bond Fund
Class: INSTITUTIONAL | TICKER: GGBEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$32	0.63%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$632,741,348
Total number of portfolio holdings	1,505
Portfolio turnover rate for the period	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Bond Fund
Class: INVESTOR | TICKER: GGBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$48	0.95%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$632,741,348
Total number of portfolio holdings	1,505
Portfolio turnover rate for the period	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Bond Fund
Class: INSTITUTIONAL | TICKER: GMBYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$25	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$89,587,989
Total number of portfolio holdings	171
Portfolio turnover rate for the period	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Bond Fund
Class: INVESTOR | TICKER: GMBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$39	0.78%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$89,587,989
Total number of portfolio holdings	171
Portfolio turnover rate for the period	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Defensive Market Strategies ® Fund
Class: INSTITUTIONAL | TICKER: GDMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,396,719,297
Total number of portfolio holdings	216
Portfolio turnover rate for the period	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Defensive Market Strategies ®  Fund
Class: INVESTOR | TICKER: GDMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$46	0.92%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,396,719,297
Total number of portfolio holdings	216
Portfolio turnover rate for the period	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Equity Fund
Class: INSTITUTIONAL | TICKER: GMEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$45	0.84%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$120,403,899
Total number of portfolio holdings	7
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Impact Equity Fund
Class: INVESTOR | TICKER: GMEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$64	1.21%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$120,403,899
Total number of portfolio holdings	7
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEQYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$6	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,312,706,983
Total number of portfolio holdings	488
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Equity Index Fund
Class: INVESTOR | TICKER: GEQZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$19	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$5,312,706,983
Total number of portfolio holdings	488
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Index Fund
Class: INSTITUTIONAL | TICKER: GVIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$207,794,820
Total number of portfolio holdings	816
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Index Fund
Class: INVESTOR | TICKER: GVIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$25	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$207,794,820
Total number of portfolio holdings	816
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Fund
Class: INSTITUTIONAL | TICKER: GVEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,010,273,238
Total number of portfolio holdings	136
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Value Equity Fund
Class: INVESTOR | TICKER: GVEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$46	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,010,273,238
Total number of portfolio holdings	136
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$323,745,083
Total number of portfolio holdings	357
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Index Fund
Class: INVESTOR | TICKER: GEIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$26	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$323,745,083
Total number of portfolio holdings	357
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Fund
Class: INSTITUTIONAL | TICKER: GGEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$33	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,721,710,019
Total number of portfolio holdings	118
Portfolio turnover rate for the period	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Growth Equity Fund
Class: INVESTOR | TICKER: GGEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$46	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,721,710,019
Total number of portfolio holdings	118
Portfolio turnover rate for the period	23%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Small Cap Equity Fund
Class: INSTITUTIONAL | TICKER: GSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$45	0.92%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,566,934
Total number of portfolio holdings	720
Portfolio turnover rate for the period	43%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Small Cap Equity Fund
Class: INVESTOR | TICKER: GSCZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$59	1.20%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$843,566,934
Total number of portfolio holdings	720
Portfolio turnover rate for the period	43%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Index Fund
Class: INSTITUTIONAL | TICKER: GIIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$10	0.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,492,597,014
Total number of portfolio holdings	577
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.3%
Industrials	18.3%
Health Care	10.1%
Consumer Discretionary	9.3%
Information Technology	7.9%
Consumer Staples	7.1%
Materials	5.2%
Communication Services	4.7%
Utilities	3.5%
Energy	3.3%
Real Estate	1.4%
Other*	11.6%
105.7%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Index Fund
Class: INVESTOR | TICKER: GIIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,492,597,014
Total number of portfolio holdings	577
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.3%
Industrials	18.3%
Health Care	10.1%
Consumer Discretionary	9.3%
Information Technology	7.9%
Consumer Staples	7.1%
Materials	5.2%
Communication Services	4.7%
Utilities	3.5%
Energy	3.3%
Real Estate	1.4%
Other*	11.6%
105.7%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Fund
Class: INSTITUTIONAL | TICKER: GIEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$46	0.85%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,442,220,040
Total number of portfolio holdings	452
Portfolio turnover rate for the period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.5%
Industrials	18.7%
Consumer Discretionary	11.2%
Information Technology	10.7%
Health Care	7.5%
Consumer Staples	6.1%
Communication Services	4.9%
Materials	4.3%
Energy	2.4%
Utilities	1.9%
Real Estate	1.1%
Other*	10.2%
102.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

International Equity Fund
Class: INVESTOR | TICKER: GIEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$61	1.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,442,220,040
Total number of portfolio holdings	452
Portfolio turnover rate for the period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	23.5%
Industrials	18.7%
Consumer Discretionary	11.2%
Information Technology	10.7%
Health Care	7.5%
Consumer Staples	6.1%
Communication Services	4.9%
Materials	4.3%
Energy	2.4%
Utilities	1.9%
Real Estate	1.1%
Other*	10.2%
102.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Emerging Markets Equity Fund
Class: INSTITUTIONAL | TICKER: GEMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$57	1.06%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$849,754,316
Total number of portfolio holdings	409
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	25.5%
Information Technology	25.3%
Consumer Discretionary	13.1%
Communication Services	9.0%
Consumer Staples	5.3%
Industrials	5.0%
Materials	2.5%
Real Estate	2.3%
Health Care	2.1%
Energy	1.9%
Utilities	0.6%
Other*	5.2%
Warrants	0.0%
97.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Emerging Markets Equity Fund
Class: INVESTOR | TICKER: GEMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$70	1.31%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$849,754,316
Total number of portfolio holdings	409
Portfolio turnover rate for the period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	25.5%
Information Technology	25.3%
Consumer Discretionary	13.1%
Communication Services	9.0%
Consumer Staples	5.3%
Industrials	5.0%
Materials	2.5%
Real Estate	2.3%
Health Care	2.1%
Energy	1.9%
Utilities	0.6%
Other*	5.2%
Warrants	0.0%
97.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Real Estate Securities Fund
Class: INSTITUTIONAL | TICKER: GREYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$45	0.88%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$306,925,105
Total number of portfolio holdings	154
Portfolio turnover rate for the period	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	94.8%
Health Care	1.5%
Information Technology	0.2%
Consumer Discretionary	0.3%
Other*	5.0%
101.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Global Real Estate Securities Fund
Class: INVESTOR | TICKER: GREZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$61	1.20%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$306,925,105
Total number of portfolio holdings	154
Portfolio turnover rate for the period	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	94.8%
Health Care	1.5%
Information Technology	0.2%
Consumer Discretionary	0.3%
Other*	5.0%
101.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Strategic Alternatives Fund
Class: INSTITUTIONAL | TICKER: GFSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$67	1.34%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$286,768,663
Total number of portfolio holdings	649
Portfolio turnover rate for the period	194%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Strategic Alternatives Fund
Class: INVESTOR | TICKER: GFSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$80	1.59%
[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$286,768,663
Total number of portfolio holdings	649
Portfolio turnover rate for the period	194%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone Funds®

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Report

And Additional Information

	Institutional	Investor
Target Date Funds
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX

Target Risk Funds
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Moderately Aggressive Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX

Select Funds
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Impact Bond Fund	GMBYX	GMBZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Impact Equity Fund	GMEYX	GMEZX
Equity Index Fund	GEQYX	GEQZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Real Estate Securities Fund	GREYX	GREZX
Strategic Alternatives Fund	GFSYX	GFSZX

June 30, 2025 (Unaudited)

!

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This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
13Y	—	13 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable-Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MMY	—	Money Market Yield
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30,
2025, the total market values and percentages of net assets
for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$307,808,576	36.39%
Medium-Duration Bond	887,250,209	27.55
Global Bond	121,670,246	19.23
Impact Bond	10,667,078	11.91
Defensive Market Strategies®	49,644,233	3.55
International Equity Index	13,285,850	0.89
International Equity	22,060,968	1.53
Emerging Markets Equity	34,125,038	4.02
Global Real Estate Securities	1,514,428	0.49
Strategic Alternatives	12,924,050	4.51

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
~	—	Century bond maturing in 2121.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of June 30, 2025.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of June 30, 2025.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements).
Ø	—	7-day current yield as of June 30, 2025 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at June 30, 2025 was $514,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZD)	—	Par is denominated in Swiss Francs (CHF).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 91.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,477,791	$70,992,172
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	18,287,103	233,343,437
GuideStone Global Bond Fund (Institutional Class)∞	4,473,784	39,503,515
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,324,621	74,757,019
GuideStone Equity Index Fund (Institutional Class)∞	2,085,404	128,356,579
GuideStone International Equity Index Fund (Institutional Class)∞	4,798,809	66,751,430
GuideStone Small Cap Equity Fund (Institutional Class)∞	827,100	14,333,650
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,400,076	15,386,832
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	638,984	5,942,554
GuideStone Strategic Alternatives Fund (Institutional Class)∞	739,605	6,893,119
Total Mutual Funds (Cost $624,318,675)		656,260,307
MONEY MARKET FUNDS — 1.1%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	7,872,808	7,872,808
Northern Institutional U.S. Treasury Portfolio (Premier), 4.16%Ø	6,499	6,499
Total Money Market Funds (Cost $7,879,307)		7,879,307

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,534,492	$10,411,482
3.38%, 04/15/32	2,803,122	3,121,495
0.75%, 02/15/42	728,301	566,038
0.63%, 02/15/43	3,518,947	2,617,750
0.75%, 02/15/45	715,202	522,623
1.00%, 02/15/48	1,609,201	1,184,643
0.13%, 02/15/51	2,164,905	1,180,461
1.50%, 02/15/53	727,374	576,660
2.13%, 02/15/54	395,108	361,896
2.38%, 02/15/55	540,842	523,349
		21,066,397
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	6,437,271	6,382,208
0.38%, 07/15/27	5,545,953	5,471,689
0.25%, 07/15/29	2,451,805	2,355,104
1.63%, 10/15/29	1,021,549	1,034,407
0.13%, 01/15/30	2,395,199	2,261,105
1.63%, 04/15/30	1,441,083	1,451,903
0.63%, 07/15/32	5,328,387	4,972,298
1.38%, 07/15/33	1,551,646	1,507,575
1.75%, 01/15/34	753,486	747,303
1.88%, 07/15/34	2,331,980	2,335,122
2.13%, 01/15/35	2,168,194	2,204,895
		30,723,609
Total U.S. Treasury Obligations (Cost $52,992,692)		51,790,006
TOTAL INVESTMENTS — 99.9% (Cost $685,190,674)		715,929,620
Other Assets in Excess of Liabilities — 0.1%		376,471
NET ASSETS — 100.0%		$716,306,091
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$7,879,307	$7,879,307	$—	$—
Mutual Funds	656,260,307	656,260,307	—	—
U.S. Treasury Obligations	51,790,006	—	51,790,006	—
Total Assets - Investments in Securities	$715,929,620	$664,139,614	$51,790,006	$ —

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 94.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	6,789,163	$87,987,553
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	48,250,514	615,676,566
GuideStone Global Bond Fund (Institutional Class)∞	12,095,283	106,801,349
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	22,117,100	261,424,119
GuideStone Equity Index Fund (Institutional Class)∞	7,296,644	449,108,446
GuideStone International Equity Index Fund (Institutional Class)∞	16,461,924	228,985,357
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,949,146	51,108,700
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,994,145	54,885,653
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,251,035	20,934,625
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,107,012	19,637,349
Total Mutual Funds (Cost $1,766,098,673)		1,896,549,717
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	19,092,079	19,092,079
Northern Institutional U.S. Treasury Portfolio (Premier), 4.16%Ø	11,570	11,570
Total Money Market Funds (Cost $19,103,649)		19,103,649

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$17,166,378	$18,745,356
3.38%, 04/15/32	5,042,367	5,615,068
0.75%, 02/15/42	1,310,374	1,018,426
0.63%, 02/15/43	6,336,057	4,713,402
0.75%, 02/15/45	1,288,726	941,717
1.00%, 02/15/48	2,897,082	2,132,741
0.13%, 02/15/51	3,898,554	2,125,770
1.50%, 02/15/53	1,309,058	1,037,818
2.13%, 02/15/54	710,777	651,030
2.38%, 02/15/55	973,922	942,423
		37,923,751
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	11,587,088	11,487,975
0.38%, 07/15/27	9,985,076	9,851,368
0.25%, 07/15/29	4,413,248	4,239,187
1.63%, 10/15/29	1,839,196	1,862,346
0.13%, 01/15/30	4,311,607	4,070,225
1.63%, 04/15/30	2,592,941	2,612,410
0.63%, 07/15/32	9,590,213	8,949,312
1.38%, 07/15/33	2,792,751	2,713,430
1.75%, 01/15/34	1,356,693	1,345,559
1.88%, 07/15/34	4,197,769	4,203,424
2.13%, 01/15/35	3,903,360	3,969,432
		55,304,668
Total U.S. Treasury Obligations (Cost $94,647,257)		93,228,419
TOTAL INVESTMENTS — 100.0% (Cost $1,879,849,579)		2,008,881,785
Liabilities in Excess of Other Assets — (0.0)%		(879,388)
NET ASSETS — 100.0%		$2,008,002,397
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$19,103,649	$19,103,649	$—	$—
Mutual Funds	1,896,549,717	1,896,549,717	—	—
U.S. Treasury Obligations	93,228,419	—	93,228,419	—
Total Assets - Investments in Securities	$2,008,881,785	$1,915,653,366	$93,228,419	$ —
See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	215,775	$2,796,447
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	37,712,314	481,209,130
GuideStone Global Bond Fund (Institutional Class)∞	12,907,182	113,970,416
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	19,356,501	228,793,846
GuideStone Equity Index Fund (Institutional Class)∞	11,730,628	722,020,163
GuideStone International Equity Index Fund (Institutional Class)∞	25,936,542	360,777,297
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,858,419	84,196,399
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,026,522	88,211,476
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,178,788	29,562,724
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,273,641	21,190,335
Total Mutual Funds (Cost $1,872,656,818)		2,132,728,233
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	22,588,187	22,588,187
Northern Institutional U.S. Treasury Portfolio (Premier), 4.16%Ø	3,235	3,235
Total Money Market Funds (Cost $22,591,422)		22,591,422

Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$634,202	692,536
	Par	Value
3.38%, 04/15/32	$186,152	$207,295
0.75%, 02/15/42	48,269	37,515
0.63%, 02/15/43	234,410	174,378
0.75%, 02/15/45	47,680	34,842
1.00%, 02/15/48	106,673	78,529
0.13%, 02/15/51	144,163	78,608
1.50%, 02/15/53	48,564	38,501
2.13%, 02/15/54	26,131	23,935
2.38%, 02/15/55	35,582	34,431
		1,400,570
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	428,259	424,596
0.38%, 07/15/27	368,506	363,572
0.25%, 07/15/29	163,036	156,605
1.63%, 10/15/29	67,288	68,135
0.13%, 01/15/30	159,597	150,662
1.63%, 04/15/30	95,736	96,455
0.63%, 07/15/32	354,416	330,731
1.38%, 07/15/33	103,514	100,573
1.75%, 01/15/34	50,093	49,682
1.88%, 07/15/34	155,397	155,607
2.13%, 01/15/35	144,343	146,786
		2,043,404
Total U.S. Treasury Obligations (Cost $3,413,882)		3,443,974
TOTAL INVESTMENTS — 100.1% (Cost $1,898,662,122)		2,158,763,629
Liabilities in Excess of Other Assets — (0.1)%		(1,415,038)
NET ASSETS — 100.0%		$2,157,348,591
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$22,591,422	$22,591,422	$—	$—
Mutual Funds	2,132,728,233	2,132,728,233	—	—
U.S. Treasury Obligations	3,443,974	—	3,443,974	—
Total Assets - Investments in Securities	$2,158,763,629	$2,155,319,655	$3,443,974	$ —

See Notes to Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	13,527,698	$172,613,426
GuideStone Global Bond Fund (Institutional Class)∞	4,877,353	43,067,028
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	8,143,843	96,260,220
GuideStone Equity Index Fund (Institutional Class)∞	13,755,281	846,637,525
GuideStone International Equity Index Fund (Institutional Class)∞	29,887,221	415,731,244
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,753,946	99,715,887
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,310,275	102,319,927
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,390,557	31,532,183
Total Mutual Funds (Cost $1,450,883,119)		1,807,877,440
	Shares	Value
MONEY MARKET FUNDS — 1.1%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $19,294,991)	19,294,991	$19,294,991
TOTAL INVESTMENTS — 100.1% (Cost $1,470,178,110)		1,827,172,431
Liabilities in Excess of Other Assets — (0.1)%		(955,673)
NET ASSETS — 100.0%		$1,826,216,758
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$19,294,991	$19,294,991	$—	$—
Mutual Funds	1,807,877,440	1,807,877,440	—	—
Total Assets - Investments in Securities	$1,827,172,431	$1,827,172,431	$ —	$ —
See Notes to Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,134,513	$39,996,386
GuideStone Global Bond Fund (Institutional Class)∞	1,130,174	9,979,434
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,069,631	48,103,043
GuideStone Equity Index Fund (Institutional Class)∞	7,828,153	481,822,812
GuideStone International Equity Index Fund (Institutional Class)∞	17,184,203	239,032,269
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,308,711	57,339,956
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,333,282	58,612,767
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,921,246	17,867,589
Total Mutual Funds (Cost $764,469,671)		952,754,256
	Shares	Value
MONEY MARKET FUNDS — 1.1%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $10,339,202)	10,339,202	$10,339,202
TOTAL INVESTMENTS — 100.0% (Cost $774,808,873)		963,093,458
Other Assets in Excess of Liabilities — 0.0%		100,247
NET ASSETS — 100.0%		$963,193,705
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$10,339,202	$10,339,202	$—	$—
Mutual Funds	952,754,256	952,754,256	—	—
Total Assets - Investments in Securities	$963,093,458	$963,093,458	$ —	$ —

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$51,796,505	$93,239,989
Investments in securities of affiliated issuers, at value	664,133,115	1,915,641,796
Total investments, at value(1)	715,929,620	2,008,881,785
Receivables:
Dividends	27,429	64,569
Interest	227,753	409,985
Investment securities sold	495,000	1,145,000
Fund shares sold	92,401	99,667
Prepaid expenses and other assets	38,274	50,120
Total Assets	716,810,477	2,010,651,126
Liabilities
Payables:
Investment securities purchased	110,000	1,200,000
Fund shares redeemed	191,879	964,757
Accrued expenses:
Investment advisory fees	38,663	131,642
Shareholder servicing fees	83,881	242,748
Director fees	600	1,063
Other expenses	79,363	108,519
Total Liabilities	504,386	2,648,729
Commitments and contingencies	— (2)	— (2)
Net Assets	$716,306,091	$2,008,002,397
Net Assets Consist of:
Paid-in-capital	$687,743,316	$1,850,357,333
Distributable earnings (loss)	28,562,775	157,645,064
Net Assets	$716,306,091	$2,008,002,397
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$303,322,185	$807,511,215
Institutional shares outstanding	29,499,581	74,614,882
Net asset value, offering and redemption price per Institutional share	$10.28	$10.82
Net assets applicable to the Investor Class	$412,983,906	$1,200,491,182
Investor shares outstanding	40,232,287	111,064,700
Net asset value, offering and redemption price per Investor share	$10.26	$10.81

(1)Investments in securities of unaffiliated issuers, at cost	$52,999,191	$94,658,827
Investments in securities of affiliated issuers, at cost	632,191,483	1,785,190,752
Total investments, at cost	$685,190,674	$1,879,849,579
(2)See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$3,447,209	$—	$—
2,155,316,420	1,827,172,431	963,093,458
2,158,763,629	1,827,172,431	963,093,458

75,495	64,793	34,813
15,145	—	—
790,000	—	—
702,070	262,936	870,554
48,522	45,732	43,704
2,160,394,861	1,827,545,892	964,042,529

1,430,000	725,000	570,000
1,112,092	154,292	6,548

149,235	145,939	81,608
244,930	202,497	104,040
1,056	825	1,040
108,957	100,581	85,588
3,046,270	1,329,134	848,824
— (2)	— (2)	— (2)
$2,157,348,591	$1,826,216,758	$963,193,705

$1,861,450,841	$1,442,224,372	$762,750,822
295,897,750	383,992,386	200,442,883
$2,157,348,591	$1,826,216,758	$963,193,705

$937,454,017	$811,403,434	$440,347,490
79,978,660	64,165,924	23,646,747
$11.72	$12.65	$18.62
$1,219,894,574	$1,014,813,324	$522,846,215
104,344,133	80,509,480	28,208,845
$11.69	$12.60	$18.53

$3,417,117	$—	$—
1,895,245,005	1,470,178,110	774,808,873
$1,898,662,122	$1,470,178,110	$774,808,873

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

MyDestination 2015 Fund
Investment Income
Dividends	$450
Income distributions received from affiliated funds	9,215,658
Interest	1,209,986
Total Investment Income	10,426,094
Expenses
Investment advisory fees	373,191
Transfer agent fees:
Institutional shares	4,512
Investor shares	18,336
Custodian fees	5,999
Shareholder servicing fees:
Investor shares	503,588
Accounting and administration fees	31,519
Professional fees	51,920
Blue sky fees:
Institutional shares	8,028
Investor shares	8,427
Shareholder reporting fees:
Institutional shares	211
Investor shares	7,028
Directors expenses	8,373
Line of credit facility fees	1,200
Index license fees	10,131
Other expenses	12,331
Recoupment of prior expenses reduced by the Advisor	—
Total Expenses	1,044,794
Expenses waived/reimbursed(1)	(154,673)
Net Expenses	890,121
Net Investment Income	9,535,973
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	1,112,858
Net realized gain (loss) on investment securities of affiliated issuers	(222,425)
Net realized gain (loss) on investment securities of unaffiliated issuers	(392,103)
Net realized loss on futures transactions	—
Net realized gain	498,330
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	28,104,216
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	1,531,685
Change in unrealized appreciation (depreciation) on futures	—
Net change in unrealized appreciation (depreciation)	29,635,901
Net Realized and Unrealized Gain	30,134,231
Net Increase in Net Assets Resulting from Operations	$39,670,204

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$1,701	$635	$—	$—
23,325,181	19,562,093	10,821,291	4,566,348
2,174,405	35,878	5,335	2,745
25,501,287	19,598,606	10,826,626	4,569,093

1,003,804	1,002,718	832,368	429,745

4,527	4,559	4,547	4,540
21,037	20,729	19,798	19,773
11,405	10,918	9,184	5,527

1,434,895	1,412,608	1,157,866	584,902
50,029	49,919	44,749	32,983
51,974	51,978	51,955	51,931

8,233	8,454	8,233	8,267
10,702	9,916	8,628	8,387

396	545	591	781
12,703	12,284	10,834	10,642
22,082	22,443	18,483	10,154
2,792	2,701	2,201	1,455
10,777	10,634	10,428	10,331
25,045	24,547	20,611	14,847
—	—	—	20,370
2,670,401	2,644,953	2,200,476	1,214,635
(263,251)	(167,948)	—	—
2,407,150	2,477,005	2,200,476	1,214,635
23,094,137	17,121,601	8,626,150	3,354,458

3,879,963	3,730,761	2,122,004	1,116,658
13,070,873	13,001,551	3,523,130	1,384,266
(425,376)	580	—	—
—	(1,593,692)	(1,221,825)	(616,911)
16,525,460	15,139,200	4,423,309	1,884,013
76,991,172	114,511,998	131,058,950	72,798,034
2,315,800	30,092	—	—
—	322,250	264,545	135,345
79,306,972	114,864,340	131,323,495	72,933,379
95,832,432	130,003,540	135,746,804	74,817,392
$118,926,569	$147,125,141	$144,372,954	$78,171,850
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24	06/30/25	12/31/24
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,535,973	$21,518,401	$23,094,137	$53,833,460
Net realized gain on investment securities and futures transactions	498,330	16,555,639	16,525,460	82,365,107
Net change in unrealized appreciation (depreciation) on investment securities and futures	29,635,901	14,031,903	79,306,972	22,944,234
Net increase in net assets resulting from operations	39,670,204	52,105,943	118,926,569	159,142,801
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(18,424,944)	—	(57,481,804)
Investor shares	—	(24,687,042)	—	(83,214,955)
Total distributions	—	(43,111,986)	—	(140,696,759)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	12,390,652	77,396,502	29,990,378	106,716,622
Investor shares	9,636,605	27,672,560	37,824,134	121,151,255
Reinvestment of dividends and distributions
Institutional shares	—	18,424,944	—	57,481,804
Investor shares	—	24,685,609	—	83,214,713
Total proceeds from shares sold and reinvested	22,027,257	148,179,615	67,814,512	368,564,394
Value of shares redeemed
Institutional shares	(16,906,888)	(51,430,228)	(39,902,659)	(83,759,750)
Investor shares	(26,380,139)	(75,528,505)	(64,649,765)	(149,777,312)
Total value of shares redeemed	(43,287,027)	(126,958,733)	(104,552,424)	(233,537,062)
Net increase (decrease) from capital share transactions(1)	(21,259,770)	21,220,882	(36,737,912)	135,027,332
Total increase in net assets	18,410,434	30,214,839	82,188,657	153,473,374
Net Assets:
Beginning of Period	697,895,657	667,680,818	1,925,813,740	1,772,340,366
End of Period	$716,306,091	$697,895,657	$2,008,002,397	$1,925,813,740

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/25	12/31/24	06/30/25	12/31/24	06/30/25	12/31/24
(Unaudited)		(Unaudited)		(Unaudited)

$17,121,601	$44,225,834	$8,626,150	$28,883,666	$3,354,458	$13,084,253
15,139,200	88,121,165	4,423,309	67,075,874	1,884,013	25,639,710
114,864,340	63,301,632	131,323,495	97,355,524	72,933,379	59,507,742
147,125,141	195,648,631	144,372,954	193,315,064	78,171,850	98,231,705

—	(59,580,596)	—	(41,534,001)	—	(16,578,341)
—	(74,346,444)	—	(50,630,709)	—	(19,166,142)
—	(133,927,040)	—	(92,164,710)	—	(35,744,483)

43,815,966	113,434,711	43,657,870	95,692,913	38,851,267	73,528,040
61,724,982	141,440,717	58,729,987	105,304,245	46,774,004	83,713,610

—	59,580,596	—	41,534,001	—	16,578,341
—	74,346,236	—	50,630,451	—	19,166,038
105,540,948	388,802,260	102,387,857	293,161,610	85,625,271	192,986,029

(26,178,932)	(44,842,532)	(12,250,509)	(27,420,394)	(5,204,831)	(13,132,157)
(32,687,590)	(87,922,190)	(28,315,269)	(60,945,416)	(14,888,784)	(31,716,478)
(58,866,522)	(132,764,722)	(40,565,778)	(88,365,810)	(20,093,615)	(44,848,635)
46,674,426	256,037,538	61,822,079	204,795,800	65,531,656	148,137,394
193,799,567	317,759,129	206,195,033	305,946,154	143,703,506	210,624,616

1,963,549,024	1,645,789,895	1,620,021,725	1,314,075,571	819,490,199	608,865,583
$2,157,348,591	$1,963,549,024	$1,826,216,758	$1,620,021,725	$963,193,705	$819,490,199
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2025(3)	$9.71	$0.15	$0.42	$0.57	$—	$—	$—	$10.28	5.87%	$303,322	0.08%	0.15%	2.96%	8%
2024	9.60	0.33	0.43	0.76	(0.38)	(0.27)	(0.65)	9.71	7.80	290,928	0.09	0.15	3.27	32
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
2020	10.40	0.16	0.82	0.98	(0.22)	(0.21)	(0.43)	10.95	9.41	169,812	0.06	0.14	1.58	23
Investor Class
2025(3)	$9.71	$0.13	$0.42	$0.55	$—	$—	$—	$10.26	5.66%	$412,984	0.38%	0.41%	2.58%	8%
2024	9.60	0.29	0.44	0.73	(0.35)	(0.27)	(0.62)	9.71	7.48	406,968	0.39	0.40	2.92	32
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17
2020	10.40	0.13	0.82	0.95	(0.19)	(0.21)	(0.40)	10.95	9.16	528,088	0.31	0.39	1.29	23

MyDestination 2025 Fund
Institutional Class
2025(3)	$10.17	$0.14	$0.51	$0.65	$—	$—	$—	$10.82	6.39%	$807,511	0.07%	0.13%	2.66%	9%
2024	10.04	0.32	0.61	0.93	(0.37)	(0.43)	(0.80)	10.17	9.17	768,941	0.08	0.13	3.07	26
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
2020	10.42	0.17	0.97	1.14	(0.22)	(0.24)	(0.46)	11.10	10.95	449,798	0.08	0.12	1.60	19
Investor Class
2025(3)	$10.18	$0.12	$0.51	$0.63	$—	$—	$—	$10.81	6.19%	$1,200,491	0.37%	0.38%	2.33%	9%
2024	10.05	0.29	0.61	0.90	(0.34)	(0.43)	(0.77)	10.18	8.86	1,156,873	0.38	0.38	2.75	26
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9
2020	10.43	0.14	0.97	1.11	(0.19)	(0.24)	(0.43)	11.11	10.69	1,118,397	0.34	0.38	1.31	19

MyDestination 2035 Fund
Institutional Class
2025(3)	$10.91	$0.10	$0.71	$0.81	$—	$—	$—	$11.72	7.42%	$937,454	0.08%	0.12%	1.87%	6%
2024	10.46	0.29	0.97	1.26	(0.33)	(0.48)	(0.81)	10.91	11.83	855,212	0.09	0.12	2.59	19
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
2020	10.22	0.16	1.18	1.34	(0.19)	(0.18)	(0.37)	11.19	13.15	379,986	0.14	0.14	1.61	11
Investor Class
2025(3)	$10.89	$0.09	$0.71	$0.80	$—	$—	$—	$11.69	7.35%	$1,219,895	0.37%	0.37%	1.58%	6%
2024	10.45	0.26	0.96	1.22	(0.30)	(0.48)	(0.78)	10.89	11.46	1,108,337	0.38	0.38	2.30	19
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10
2020	10.22	0.13	1.19	1.32	(0.17)	(0.18)	(0.35)	11.19	12.90	765,874	0.39	0.39	1.29	11

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.37%, 0.38%, 0.37%, 0.31% and 0.30%, respectively, for 2025.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2025(3)	$11.63	$0.07	$0.95	$1.02	$—	$—	$—	$12.65	8.77%	$811,404	0.12%	0.12%	1.18%	3%
2024	10.76	0.25	1.33	1.58	(0.27)	(0.44)	(0.71)	11.63	14.52	715,306	0.13	0.13	2.09	17
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
2020	9.87	0.15	1.24	1.39	(0.17)	(0.12)	(0.29)	10.97	14.06	323,697	0.14	0.14	1.58	7
Investor Class
2025(3)	$11.61	$0.05	$0.94	$0.99	$—	$—	$—	$12.60	8.53%	$1,014,813	0.38%	0.38%	0.92%	3%
2024	10.75	0.21	1.33	1.54	(0.24)	(0.44)	(0.68)	11.61	14.19	904,716	0.38	0.38	1.82	17
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10
2020	9.87	0.12	1.24	1.36	(0.14)	(0.12)	(0.26)	10.97	13.80	553,181	0.41	0.41	1.26	7

MyDestination 2055 Fund
Institutional Class
2025(3)	$17.07	$0.08	$1.47	$1.55	$—	$—	$—	$18.62	9.08%	$440,348	0.15%	0.15%	0.92%	2%
2024	15.47	0.33	2.07	2.40	(0.37)	(0.43)	(0.80)	17.07	15.38	370,740	0.14	0.15	1.96	15
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
2020	13.77	0.21	1.74	1.95	(0.22)	(0.13)	(0.35)	15.37	14.23	130,214	0.16	0.18	1.58	12
Investor Class
2025(3)	$17.01	$0.06	$1.46	$1.52	$—	$—	$—	$18.53	8.94%	$522,846	0.40%	0.40%	0.66%	2%
2024	15.42	0.28	2.07	2.35	(0.33)	(0.43)	(0.76)	17.01	15.11	448,750	0.41	0.41	1.68	15
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11
2020	13.76	0.17	1.73	1.90	(0.19)	(0.13)	(0.32)	15.34	13.85	189,213	0.42	0.44	1.27	12

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination
2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.37%, 0.38%, 0.37%, 0.31% and 0.30%, respectively, for 2025.
These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,803,253	$101,130,162
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,387,564	132,545,316
GuideStone Global Bond Fund (Institutional Class)∞	1,362,699	12,032,630
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,580,358	30,499,827
GuideStone Impact Bond Fund (Institutional Class)∞	1,688,072	16,289,892
GuideStone Impact Equity Fund (Institutional Class)∞	563,731	7,469,429
GuideStone Value Equity Index Fund (Institutional Class)∞	450,701	5,489,536
GuideStone Value Equity Fund (Institutional Class)∞	875,707	16,419,514
GuideStone Growth Equity Index Fund (Institutional Class)∞	318,338	5,500,879
GuideStone Growth Equity Fund (Institutional Class)∞	583,931	16,472,706
GuideStone Small Cap Equity Fund (Institutional Class)∞	208,771	3,618,009
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	1,496,345	$24,704,663
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	911,896	10,021,736
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	523,485	4,868,408
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,172,033	20,243,349
Total Mutual Funds (Cost $398,464,447)		407,306,056
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $4,798,076)	4,798,076	4,798,076
TOTAL INVESTMENTS — 100.0% (Cost $403,262,523)		412,104,132
Other Assets in Excess of Liabilities — 0.0%		107,664
NET ASSETS — 100.0%		$412,211,796
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$4,798,076	$4,798,076	$—	$—
Mutual Funds	407,306,056	407,306,056	—	—
Total Assets - Investments in Securities	$412,104,132	$412,104,132	$ —	$ —

See Notes to Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,853,326	$49,939,109
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,982,467	382,576,271
GuideStone Global Bond Fund (Institutional Class)∞	11,327,808	100,024,541
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,411,725	134,886,593
GuideStone Impact Bond Fund (Institutional Class)∞	2,131,618	20,570,111
GuideStone Impact Equity Fund (Institutional Class)∞	2,354,799	31,201,088
GuideStone Value Equity Index Fund (Institutional Class)∞	2,739,135	33,362,666
GuideStone Value Equity Fund (Institutional Class)∞	5,329,902	99,935,661
GuideStone Growth Equity Index Fund (Institutional Class)∞	1,935,916	33,452,635
GuideStone Growth Equity Fund (Institutional Class)∞	3,559,199	100,405,009
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,367,136	23,692,470
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	8,701,708	$143,665,190
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,459,971	60,005,085
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,910,981	27,072,125
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,511,033	51,362,829
Total Mutual Funds (Cost $1,283,225,993)		1,292,151,383
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $13,544,939)	13,544,939	13,544,939
TOTAL INVESTMENTS — 100.1% (Cost $1,296,770,932)		1,305,696,322
Liabilities in Excess of Other Assets — (0.1)%		(1,468,913)
NET ASSETS — 100.0%		$1,304,227,409
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$13,544,939	$13,544,939	$—	$—
Mutual Funds	1,292,151,383	1,292,151,383	—	—
Total Assets - Investments in Securities	$1,305,696,322	$1,305,696,322	$ —	$ —
See Notes to Financial Statements.

MODERATELY AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,360,880	$17,637,005
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,848,939	138,432,465
GuideStone Global Bond Fund (Institutional Class)∞	3,989,069	35,223,479
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,357,835	51,509,610
GuideStone Impact Bond Fund (Institutional Class)∞	1,816,313	17,527,416
GuideStone Impact Equity Fund (Institutional Class)∞	2,027,917	26,869,898
GuideStone Value Equity Index Fund (Institutional Class)∞	4,203,747	51,201,641
GuideStone Value Equity Fund (Institutional Class)∞	8,260,808	154,890,159
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,002,553	51,884,120
GuideStone Growth Equity Fund (Institutional Class)∞	5,521,856	155,771,547
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,220,185	38,475,803
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	13,192,325	$217,805,281
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,366,000	91,942,338
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,722,728	34,621,371
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,945,292	27,450,121
Total Mutual Funds (Cost $1,023,459,029)		1,111,242,254
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $11,027,665)	11,027,665	11,027,665
TOTAL INVESTMENTS — 100.0% (Cost $1,034,486,694)		1,122,269,919
Other Assets in Excess of Liabilities — 0.0%		130,918
NET ASSETS — 100.0%		$1,122,400,837
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$11,027,665	$11,027,665	$—	$—
Mutual Funds	1,111,242,254	1,111,242,254	—	—
Total Assets - Investments in Securities	$1,122,269,919	$1,122,269,919	$ —	$ —

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Impact Equity Fund (Institutional Class)∞	3,439,880	$45,578,410
GuideStone Value Equity Index Fund (Institutional Class)∞	6,024,132	73,373,933
GuideStone Value Equity Fund (Institutional Class)∞	11,831,168	221,834,400
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,324,723	74,731,221
GuideStone Growth Equity Fund (Institutional Class)∞	7,953,029	224,354,959
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,226,262	55,911,124
GuideStone International Equity Fund (Institutional Class)∞	18,867,294	311,499,015
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,968,487	131,533,666
Total Mutual Funds (Cost $1,001,583,222)		1,138,816,728
	Shares	Value
MONEY MARKET FUNDS — 0.9%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞ (Cost $10,968,773)	10,968,773	$10,968,773
TOTAL INVESTMENTS — 100.0% (Cost $1,012,551,995)		1,149,785,501
Liabilities in Excess of Other Assets — (0.0)%		(328,339)
NET ASSETS — 100.0%		$1,149,457,162
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$10,968,773	$10,968,773	$—	$—
Mutual Funds	1,138,816,728	1,138,816,728	—	—
Total Assets - Investments in Securities	$1,149,785,501	$1,149,785,501	$ —	$ —
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$412,104,132	$1,305,696,322	$1,122,269,919	$1,149,785,501
Total investments, at value(1)	412,104,132	1,305,696,322	1,122,269,919	1,149,785,501
Cash	10	—	—	—
Receivables:
Dividends from affiliated funds	17,260	42,578	36,733	37,317
Investment securities sold	330,000	500,000	515,001	295,001
Fund shares sold	5,529	105,207	270,563	18,812
Prepaid expenses and other assets	37,527	50,400	49,743	42,107
Total Assets	412,494,458	1,306,394,507	1,123,141,959	1,150,178,738
Liabilities
Cash Overdraft	—	—	616	—
Payables:
Investment securities purchased	—	1,355,000	390,000	—
Fund shares redeemed	111,586	408,114	12,614	363,221
Accrued expenses:
Investment advisory fees	33,539	105,564	90,363	92,132
Shareholder servicing fees	60,999	196,413	164,748	170,869
Director fees	851	1,424	1,174	1,044
Other expenses	75,687	100,583	81,607	94,310
Total Liabilities	282,662	2,167,098	741,122	721,576
Net Assets	$412,211,796	$1,304,227,409	$1,122,400,837	$1,149,457,162
Net Assets Consist of:
Paid-in-capital	$410,311,663	$1,289,551,503	$1,007,037,791	$957,922,978
Distributable earnings (loss)	1,900,133	14,675,906	115,363,046	191,534,184
Net Assets	$412,211,796	$1,304,227,409	$1,122,400,837	$1,149,457,162
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$112,134,479	$333,462,321	$303,816,967	$296,963,088
Institutional shares outstanding	9,718,215	27,171,936	22,117,352	20,831,969
Net asset value, offering and redemption price per Institutional share	$11.54	$12.27	$13.74	$14.26
Net assets applicable to the Investor Class	$300,077,317	$970,765,088	$818,583,870	$852,494,074
Investor shares outstanding	26,034,374	79,243,224	59,744,285	60,266,527
Net asset value, offering and redemption price per Investor share	$11.53	$12.25	$13.70	$14.15

(1)Investments in securities of affiliated issuers, at cost	403,262,523	1,296,770,932	1,034,486,694	1,012,551,995
Total investments, at cost	$403,262,523	$1,296,770,932	$1,034,486,694	$1,012,551,995

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Investment Income
Income distributions received from affiliated funds	$6,389,552	$15,430,296	$7,976,435	$3,054,458
Interest	58	112	164	—
Total Investment Income	6,389,610	15,430,408	7,976,599	3,054,458
Expenses
Investment advisory fees	201,092	628,082	533,091	537,203
Transfer agent fees:
Institutional shares	4,633	4,715	4,600	4,550
Investor shares	20,799	24,652	22,945	22,382
Custodian fees	5,104	9,674	8,523	7,770
Shareholder servicing fees:
Investor shares	365,376	1,172,377	972,458	999,794
Accounting and administration fees	26,429	39,748	36,642	36,627
Professional fees	51,918	51,963	52,341	51,937
Blue sky fees:
Institutional shares	7,800	8,296	8,321	8,296
Investor shares	8,723	8,716	9,744	8,288
Shareholder reporting fees:
Institutional shares	377	645	388	320
Investor shares	9,839	16,903	14,695	13,917
Directors expenses	5,796	15,891	13,343	13,165
Line of credit facility fees	1,162	2,574	2,135	2,026
Index license fees	11,273	12,084	11,748	10,686
Other expenses	13,171	25,854	21,968	20,979
Total Expenses	733,492	2,022,174	1,712,942	1,737,940
Net Investment Income	5,656,118	13,408,234	6,263,657	1,316,518
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	1,359,655	7,478,233	9,468,365	12,643,549
Net realized gain (loss) on investment securities of affiliated issuers	(1,614,517)	5,322,206	2,712,921	10,165,749
Net realized gain on futures transactions	80	—	—	—
Net realized gain (loss)	(254,782)	12,800,439	12,181,286	22,809,298
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	14,048,609	53,981,620	68,676,333	82,071,877
Net change in unrealized appreciation (depreciation)	14,048,609	53,981,620	68,676,333	82,071,877
Net Realized and Unrealized Gain	13,793,827	66,782,059	80,857,619	104,881,175
Net Increase in Net Assets Resulting from Operations	$19,449,945	$80,190,293	$87,121,276	$106,197,693
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24	06/30/25	12/31/24
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,656,118	$13,132,384	$13,408,234	$32,549,697
Net realized gain (loss) on investment securities and futures transactions	(254,782)	17,026,678	12,800,439	56,164,156
Net change in unrealized appreciation (depreciation) on investment securities and futures	14,048,609	(2,438,418)	53,981,620	13,494,741
Net increase in net assets resulting from operations	19,449,945	27,720,644	80,190,293	102,208,594
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(5,294,712)	—	(14,324,689)
Investor shares	—	(13,534,481)	—	(40,108,260)
Total distributions	—	(18,829,193)	—	(54,432,949)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	5,341,303	11,898,095	8,712,410	27,096,614
Investor shares	12,279,521	17,355,922	16,602,236	36,944,038
Reinvestment of dividends and distributions
Institutional shares	—	5,269,040	—	14,272,511
Investor shares	—	13,485,925	—	40,067,331
Total proceeds from shares sold and reinvested	17,620,824	48,008,982	25,314,646	118,380,494
Value of shares redeemed
Institutional shares	(8,570,282)	(19,841,509)	(14,925,425)	(34,530,528)
Investor shares	(22,456,779)	(53,694,194)	(50,215,592)	(111,618,682)
Total value of shares redeemed	(31,027,061)	(73,535,703)	(65,141,017)	(146,149,210)
Net decrease from capital share transactions(1)	(13,406,237)	(25,526,721)	(39,826,371)	(27,768,716)
Total increase (decrease) in net assets	6,043,708	(16,635,270)	40,363,922	20,006,929
Net Assets:
Beginning of Period	406,168,088	422,803,358	1,263,863,487	1,243,856,558
End of Period	$412,211,796	$406,168,088	$1,304,227,409	$1,263,863,487

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Moderately Aggressive Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/25	12/31/24	06/30/25	12/31/24
(Unaudited)		(Unaudited)

$6,263,657	$18,088,252	$1,316,518	$9,539,593
12,181,286	64,460,155	22,809,298	90,198,606
68,676,333	37,608,690	82,071,877	49,626,300
87,121,276	120,157,097	106,197,693	149,364,499

—	(10,520,643)	—	(9,573,024)
—	(26,365,619)	—	(26,432,611)
—	(36,886,262)	—	(36,005,635)

6,363,511	26,241,462	7,743,714	20,207,333
16,445,028	29,946,954	14,638,254	27,194,888

—	10,511,947	—	9,570,056
—	26,347,393	—	26,429,825
22,808,539	93,047,756	22,381,968	83,402,102

(16,428,456)	(33,640,443)	(11,201,785)	(25,595,757)
(41,673,129)	(95,645,740)	(43,011,310)	(78,778,450)
(58,101,585)	(129,286,183)	(54,213,095)	(104,374,207)
(35,293,046)	(36,238,427)	(31,831,127)	(20,972,105)
51,828,230	47,032,408	74,366,566	92,386,759

1,070,572,607	1,023,540,199	1,075,090,596	982,703,837
$1,122,400,837	$1,070,572,607	$1,149,457,162	$1,075,090,596
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2025(3)	$10.99	$0.17	$0.38	$0.55	$—	$—	$—	$11.54	5.00%	$112,134	0.18%	0.18%	2.99%	27%
2024	10.79	0.37	0.38	0.75	(0.48)	(0.07)	(0.55)	10.99	6.96	109,996	0.17	0.17	3.33	23
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
2020	11.52	0.16	0.67	0.83	(0.20)	(0.18)	(0.38)	11.97	7.17	135,681	0.15	0.15	1.35	15
Investor Class
2025(3)	$10.99	$0.15	$0.39	$0.54	$—	$—	$—	$11.53	4.91%	$300,077	0.43%	0.43%	2.75%	27%
2024	10.79	0.34	0.38	0.72	(0.45)	(0.07)	(0.52)	10.99	6.68	296,172	0.42	0.42	3.07	23
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6
2020	11.52	0.13	0.67	0.80	(0.17)	(0.18)	(0.35)	11.97	6.92	415,174	0.40	0.40	1.09	15

Balanced Allocation Fund
Institutional Class
2025(3)	$11.51	$0.14	$0.62	$0.76	$—	$—	$—	$12.27	6.60%	$333,462	0.13%	0.13%	2.33%	8%
2024	11.09	0.32	0.64	0.96	(0.45)	(0.09)	(0.54)	11.51	8.59	318,839	0.13	0.13	2.77	27
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
2020	12.19	0.15	1.18	1.33	(0.23)	(0.41)	(0.64)	12.88	11.00	450,122	0.12	0.12	1.21	15
Investor Class
2025(3)	$11.51	$0.12	$0.62	$0.74	$—	$—	$—	$12.25	6.43%	$970,765	0.39%	0.39%	2.07%	8%
2024	11.09	0.29	0.64	0.93	(0.42)	(0.09)	(0.51)	11.51	8.32	945,024	0.38	0.38	2.50	27
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19
2020	12.19	0.11	1.18	1.29	(0.20)	(0.41)	(0.61)	12.87	10.66	1,219,621	0.37	0.37	0.93	15

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Moderately
Aggressive Allocation Fund and Aggressive Allocation Fund were 0.53%, 0.61%, 0.67% and 0.71%, respectively for 2025. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Moderately Aggressive Allocation Fund
Institutional Class
2025(3)	$12.66	$0.09	$0.99	$1.08	$—	$—	$—	$13.74	8.53%	$303,817	0.14%	0.14%	1.36%	8%
2024	11.70	0.24	1.19	1.43	(0.38)	(0.09)	(0.47)	12.66	12.20	290,068	0.13	0.13	1.90	30
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
2020	12.31	0.11	1.51	1.62	(0.18)	(0.50)	(0.68)	13.25	13.30	404,479	0.13	0.13	0.90	15
Investor Class
2025(3)	$12.65	$0.07	$0.98	$1.05	$—	$—	$—	$13.70	8.30%	$818,584	0.39%	0.39%	1.11%	8%
2024	11.68	0.21	1.20	1.41	(0.35)	(0.09)	(0.44)	12.65	12.03	780,505	0.39	0.39	1.63	30
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(— )†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17
2020	12.31	0.07	1.51	1.58	(0.15)	(0.50)	(0.65)	13.24	12.96	919,826	0.38	0.38	0.61	15

Aggressive Allocation Fund
Institutional Class
2025(3)	$12.93	$0.03	$1.30	$1.33	$—	$—	$—	$14.26	10.29%	$296,963	0.14%	0.14%	0.45%	7%
2024	11.57	0.14	1.69	1.83	(0.28)	(0.19)	(0.47)	12.93	15.70	272,681	0.13	0.13	1.10	27
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
2020	12.00	0.07	1.80	1.87	(0.11)	(0.70)	(0.81)	13.06	15.75	290,969	0.13	0.13	0.59	13
Investor Class
2025(3)	$12.85	$0.01	$1.29	$1.30	$—	$—	$—	$14.15	10.12%	$852,494	0.39%	0.39%	0.18%	7%
2024	11.50	0.11	1.68	1.79	(0.25)	(0.19)	(0.44)	12.85	15.43	802,410	0.39	0.39	0.84	27
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(— )†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12
2020	11.95	0.03	1.80	1.83	(0.08)	(0.70)	(0.78)	13.00	15.49	849,922	0.38	0.38	0.30	13

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses
(i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Moderately
Aggressive Allocation Fund and Aggressive Allocation Fund were 0.53%, 0.61%, 0.67% and 0.71%, respectively for 2025. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 20.5%
Federal Farm Credit Banks Funding Corporation
(Floating, U.S. SOFR + 0.07%), 4.51%, 11/17/25†	$2,400,000	$2,400,000
(Floating, U.S. SOFR + 0.10%), 4.54%, 06/24/26†	1,000,000	1,000,000
(Floating, U.S. SOFR + 0.10%), 4.54%, 06/26/26†	2,550,000	2,550,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 10/15/26†	14,000,000	13,999,003
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 4.55%, 10/16/26†	7,700,000	7,700,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 12/23/26†	1,400,000	1,400,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 12/30/26†	1,200,000	1,200,000
(Floating, U.S. SOFR + 0.08%), 4.52%, 02/01/27†	5,200,000	5,200,000
(Floating, U.S. SOFR + 0.07%), 4.51%, 03/26/27†	2,000,000	2,000,000
Federal Home Loan Bank
(Floating, U.S. SOFR + 0.01%), 4.46%, 07/03/25†	36,725,000	36,725,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 07/09/25†	4,800,000	4,800,000
(Floating, U.S. SOFR - 0.01%), 4.44%, 07/21/25†	3,670,000	3,670,000
(Floating, U.S. SOFR + 0.16%), 4.60%, 07/21/25†	12,830,000	12,830,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 08/04/25†	11,390,000	11,390,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 08/05/25†	26,550,000	26,550,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 08/11/25†	2,100,000	2,100,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 08/12/25†	3,100,000	3,100,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 08/14/25†	12,590,000	12,590,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 08/21/25†	2,555,000	2,555,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 08/26/25†	3,600,000	3,600,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 08/29/25†	18,570,000	18,570,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 09/02/25†	5,200,000	5,200,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 09/03/25†	2,600,000	2,600,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 09/12/25†	10,490,000	10,490,000
(Floating, U.S. SOFR - 0.01%), 4.44%, 10/06/25†	2,400,000	2,400,000
4.13%, 11/07/25	5,000,000	4,997,059
(Floating, U.S. SOFR + 0.02%), 4.46%, 12/12/25†	5,100,000	5,100,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/18/25†	2,590,000	2,590,000
	Par	Value
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/19/25†	$3,270,000	$3,270,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/22/25†	1,035,000	1,035,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/24/25†	5,390,000	5,390,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/26/25†	7,635,000	7,635,000
(Floating, U.S. SOFR + 0.00%), 4.44%, 12/30/25†	7,800,000	7,800,000
(Floating, U.S. SOFR + 0.01%), 4.45%, 02/17/26†	2,725,000	2,725,000
4.38%, 03/23/26	9,100,000	9,100,000
4.34%, 04/17/26	5,185,000	5,185,000
4.34%, 04/17/26	16,205,000	16,205,000
4.25%, 05/22/26	14,000,000	13,995,832
4.35%, 06/05/26	7,800,000	7,797,791
(Floating, U.S. SOFR + 0.10%), 4.54%, 06/26/26†	7,035,000	7,035,000
(Floating, U.S. SOFR + 0.07%), 4.51%, 03/25/27†	4,135,000	4,135,000
Federal Home Loan Bank Discount Notes
4.21%, 07/11/25Ω	27,360,000	27,328,004
4.15%, 08/29/25Ω	29,345,000	29,143,852
4.15%, 11/28/25Ω	8,825,000	8,671,482
3.95%, 12/01/25Ω	15,650,000	15,387,276
Federal Home Loan Mortgage Corporation
0.38%, 09/23/25	6,500,000	6,443,470
(Floating, U.S. SOFR + 0.14%), 4.58%, 09/23/26†	4,400,000	4,400,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 10/16/26†	3,500,000	3,500,000
(Floating, U.S. SOFR + 0.12%), 4.56%, 05/05/27†	3,300,000	3,300,000
Federal National Mortgage Association
(Floating, U.S. SOFR + 0.12%), 4.56%, 07/29/26†	13,320,000	13,320,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 08/21/26†	4,100,000	4,100,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 10/23/26†	5,575,000	5,575,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 11/20/26†	6,400,000	6,400,000
(Floating, U.S. SOFR + 0.14%), 4.58%, 12/11/26†	5,900,000	5,900,000
Total Agency Obligations (Cost $434,083,769)		434,083,769
U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Bills
4.62%, 07/10/25Ω	16,015,000	15,996,334
4.01%, 07/15/25Ω	3,700,000	3,693,993
4.09%, 07/17/25Ω	35,000,000	34,934,278
4.00%, 08/05/25Ω	71,900,000	71,606,445

See Notes to Financial Statements.

	Par	Value
4.04%, 08/12/25Ω	$35,565,000	$35,388,716
4.02%, 08/26/25Ω	21,451,000	21,310,571
4.15%, 08/28/25Ω	4,000,000	3,973,127
4.01%, 09/02/25Ω	40,700,000	40,401,427
4.04%, 09/04/25Ω	41,000,000	40,691,492
4.00%, 09/09/25Ω	64,564,700	64,037,518
4.04%, 09/16/25Ω	11,900,000	11,792,080
4.07%, 09/18/25Ω	8,425,000	8,349,291
4.03%, 09/23/25Ω	26,500,000	26,238,445
4.03%, 09/25/25Ω	11,883,700	11,766,661
4.02%, 09/30/25Ω	14,919,600	14,760,460
4.04%, 10/02/25Ω	4,641,500	4,592,944
4.09%, 10/23/25Ω	2,600,000	2,566,161
3.99%, 10/28/25Ω	17,600,000	17,355,944
4.06%, 10/30/25Ω	19,650,000	19,379,480
4.00%, 11/06/25Ω	6,526,200	6,431,373
4.07%, 11/20/25Ω	25,335,000	24,921,280
4.12%, 11/28/25Ω	14,200,000	13,954,024
4.08%, 12/04/25Ω	14,737,200	14,472,166
4.08%, 12/11/25Ω	15,825,000	15,527,682
4.07%, 12/18/25Ω	26,200,000	25,685,934
4.04%, 12/26/25Ω	32,975,000	32,307,756
4.04%, 01/02/26Ω	20,640,000	20,208,779
3.91%, 05/14/26Ω	17,132,900	16,540,002
3.92%, 06/11/26Ω	15,520,400	14,934,378
		633,818,741
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.13%), 4.41%, 07/31/25†	32,140,000	32,139,754
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 4.45%, 10/31/25†	21,865,000	21,864,222
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.53%, 01/31/26†	18,355,000	18,355,000
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 4.43%, 04/30/26†	23,600,000	23,601,112
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 4.46%, 07/31/26†	14,750,000	14,741,575
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 4.49%, 10/31/26†	57,115,000	57,137,787
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 4.38%, 01/31/27†	42,465,000	42,463,552
		210,303,002
U.S. Treasury Notes
0.38%, 11/30/25	800,000	786,902
0.38%, 12/31/25	4,305,000	4,223,941
4.25%, 12/31/25	1,815,000	1,814,939
0.38%, 01/31/26	410,000	401,014
0.50%, 02/28/26	1,300,000	1,269,790
4.63%, 02/28/26	1,600,000	1,605,187
	Par	Value
0.75%, 03/31/26	$20,400,000	$19,912,594
1.63%, 05/15/26	3,200,000	3,134,622
0.88%, 06/30/26	990,000	958,623
4.63%, 06/30/26	7,220,000	7,252,832
		41,360,444
Total U.S. Treasury Obligations (Cost $885,482,187)		885,482,187
REPURCHASE AGREEMENTS — 40.0%
Bank of Nova Scotia
4.41% (dated 6/30/2025, due 7/1/2025, repurchase price $85,010,413, collateralized by U.S. Treasury Notes, 0.125% to 5.000%, due 8/31/2025 to 7/15/2033, total market value $86,710,639)	85,000,000	85,000,000
BNP Paribas
4.39% (dated 6/30/2025, due 7/1/2025, repurchase price $60,007,317 collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 4.625%, due 9/15/2026 to 2/15/2053, total market value $61,200,002)	60,000,000	60,000,000

4.40% (dated 6/30/2025, due 7/1/2025, repurchase price $75,009,167, collateralized by Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation, 1.838% to 7.605%, due 4/1/2027 to 6/15/2060, total market value $77,151,121)	75,000,000	75,000,000
Citigroup Global Markets, Inc.
4.40% (dated 6/30/2025, due 7/1/2025, repurchase price $125,015,278, collateralized by U.S. Treasury Notes, 3.875% to 4.625%, due 4/30/2021 to 8/15/2033, total market value $127,500,068)	125,000,000	125,000,000
Goldman Sachs & Co.
4.40% (dated 6/30/2025, due 7/1/2025, repurchase price $125,015,278, collateralized by Government National Mortgage Association, 3.000% to 7.000%, due 3/20/2029 to 6/20/2055, total market value $127,500,000)	125,000,000	125,000,000
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mitsubishi UFJ Securities USA, Inc.
4.40% (dated 6/30/2025, due 7/1/2025, repurchase price $125,015,278, collateralized by Government National Mortgage Association, 2.000% to 6.500%, due 2/28/2026 to 1/15/2035, total market value $127,500,000)	$125,000,000	$125,000,000
Mizuho Securities USA, Inc.
4.40% (dated 6/30/2025, due 7/1/2025, repurchase price $125,015,278, collateralized by U.S. Treasury Notes, 0.375% to 4.250%, due 12/15/2025 to 6/30/2031, total market value $127,500,010)	125,000,000	125,000,000
Natixis S.A.
4.39% (dated 6/30/2025, due 7/1/2025, repurchase price $5,000,610, collateralized by U.S. Treasury Notes, 0.500% to 2.125%, due 2/28/2026 to 1/15/2035, total market value $5,100,039)	5,000,000	5,000,000
	Par	Value
TD Securities USA LLC
4.41% (dated 6/30/2025, due 7/1/2025, repurchase price $125,015,313, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 4.000% to 6.500%, due 10/1/2048 to 6/1/2055, total market value $128,750,000)	$125,000,000	$125,000,000
Total Repurchase Agreements (Cost $850,000,000)		850,000,000
TOTAL INVESTMENTS — 102.2% (Cost $2,169,565,956)		2,169,565,956
Liabilities in Excess of Other Assets — (2.2)%		(45,979,338)
NET ASSETS — 100.0%		$2,123,586,618
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$434,083,769	$—	$434,083,769	$—
Repurchase Agreements	850,000,000	—	850,000,000	—
U.S. Treasury Obligations	885,482,187	—	885,482,187	—
Total Assets - Investments in Securities	$2,169,565,956	$ —	$2,169,565,956	$ —

See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,904,857
2.25%, 08/15/29	1,000,000	936,667
1.30%, 02/03/31	870,000	751,771
1.68%, 09/17/35	2,300,000	1,738,602
Federal Home Loan Bank
2.18%, 11/06/29	750,000	698,899
1.61%, 01/27/33	600,000	493,222
Total Agency Obligations (Cost $6,421,025)		6,524,018
ASSET-BACKED SECURITIES — 18.9%
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 5.62%, 08/18/42 144A †	800,000	798,594
Affirm Asset Securitization Trust, Series 2025-X1, Class A
5.08%, 04/15/30 144A	218,837	219,070
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.97%, 01/21/37 144A †	430,000	432,192
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	950,000	964,967
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	1,777,837	1,779,478
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class A2
4.70%, 09/22/31 144A	1,270,000	1,278,578
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.73%, 04/28/37 144A †	450,000	453,032
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 6.03%, 04/20/31 144A †	250,000	250,689
Apidos CLO XXIV, Series 2016-24A, Class A1AL
(Floating, CME Term SOFR 3M + 1.21%, 0.95% Floor), 5.48%, 10/20/30 144A † γ	152,026	152,143
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 5.53%, 01/25/38 144A †	250,000	250,599
	Par	Value
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	$129,691	$130,296
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	760,101	764,997
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	915,539
ARI Fleet Lease Trust, Series 2025-B, Class A2
4.59%, 03/15/34 144A	2,117,000	2,126,022
AutoNation Finance Trust, Series 2025-1A, Class A2
4.72%, 04/10/28 144A	1,250,000	1,251,589
AutoNation Finance Trust, Series 2025-1A, Class A3
4.62%, 11/13/29 144A	34,000	34,289
Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A
4.80%, 08/20/29 144A	1,250,000	1,265,488
Bain Capital Credit CLO, Ltd., Series 2021-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.20%, 1.20% Floor), 5.47%, 10/20/34 144A †	165,000	165,363
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 5.80%, 07/20/37 144A †	315,000	316,524
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.67%, 10/19/37 144A †	250,000	250,968
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.62%, 10/20/37 144A †	500,000	502,010
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.60%, 07/15/31 144A †	133,414	133,584
BofA Auto Trust, Series 2025-1A, Class A2A
4.52%, 11/22/27 144A	1,000,000	1,000,842
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.58%, 08/19/38 144A †	987,341	979,089
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.95%, 07/15/39 144A †	1,300,000	1,305,635
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 6.57%, 09/15/35 144A †	$1,280,184	$1,282,611
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 07/16/29	1,500,000	1,510,376
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	1,223,820	1,224,966
Carmax Auto Owner Trust, Series 2025-2, Class A2A
4.59%, 07/17/28	1,310,000	1,314,724
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,894,703	1,816,568
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,008,177
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	3,018,568
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,300,000	1,308,410
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	200,000	199,897
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	233,229	236,410
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	301,839	304,988
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.93%, 07/23/37 144A †	250,000	250,518
CIFC Funding, Ltd., Series 2021-7A, Class A1
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 5.67%, 01/23/35 144A † γ	450,000	451,235
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	3,000,000	3,052,039
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	386,912
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 5.24%, 06/25/52 144A †	133,052	131,250
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	70,972	64,890
	Par	Value
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 6.21%, 05/25/55 144A †	$411,216	$416,790
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.20% on 02/25/36), 6.22%, 09/25/36 STEP	216,110	60,581
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.97%, 12/25/34†	442,440	432,590
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	975,116
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.68%, 07/22/27 144A	1,445,000	1,451,398
Dell Equipment Finance Trust, Series 2025-1, Class A3
4.61%, 02/24/31 144A	215,000	217,269
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,570,179
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,651,793
Drive Auto Receivables Trust, Series 2025-S1, Class R1
6.04%, 06/16/29 144A	877,680	881,105
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	74,605	73,034
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	42,058	38,647
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	741,986	660,388
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	314,106	307,704
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	417,491	434,915
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.71%, 07/17/37 144A †	685,000	687,641
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	808,954	811,583

See Notes to Financial Statements.

	Par	Value
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	$503,768	$506,881
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	262,269	264,229
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,979
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,781,097
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	52,105
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	149,904
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,015,443
Enterprise Fleet Financing LLC, Series 2025-2, Class A2
4.51%, 02/22/28 144A	1,270,000	1,272,255
Enterprise Fleet Financing LLC, Series 2025-2, Class A3
4.41%, 06/20/29 144A	220,000	221,294
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
4.78%, 07/16/29	1,270,000	1,276,804
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	2,352,844	1,753,657
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,475,228
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	2,000,000	2,062,022
Ford Credit Auto Owner Trust, Series 2025-1, Class A
4.86%, 08/15/37 144A STEP	520,000	531,168
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	658,000	661,074
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.55%, 05/15/28 144A †	290,000	291,934
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	311,592
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 5.07%, 09/15/29 144A †	1,000,000	1,002,515
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	197,804	202,143
	Par	Value
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	$252,617	$254,332
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.65%, 05/16/38 144A †	127,712	127,536
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2
4.71%, 04/15/30 144A	585,101	586,664
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 02/21/28	2,000,000	2,014,299
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	1,500,000	1,514,310
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A2A
4.40%, 02/16/28	1,270,000	1,271,628
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	218,997
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	151,083
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	3,000,000	3,029,257
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,931,989
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 5.42%, 10/20/34 144A †	250,000	250,113
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	31,090	27,164
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	164,663	165,373
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3
4.49%, 04/16/29 144A	1,000,000	1,003,384
Honda Auto Receivables Owner Trust, Series 2025-2, Class A2A
4.30%, 01/18/28	1,270,000	1,269,202
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,009,210
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	73,203	73,117
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	$900,000	$908,431
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,019,440
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,600,911
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 5.52%, 04/15/31 144A †	138,316	138,603
Kubota Credit Owner Trust, Series 2025-2A, Class A3
4.42%, 09/17/29 144A †††	2,000,000	2,010,457
Lendmark Funding Trust, Series 2025-1A, Class A
4.94%, 09/20/34 144A	1,270,000	1,282,163
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 5.73%, 07/15/36 144A †	869,200	869,378
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	700,000	708,743
M&T Equipment Notes, Series 2025-1A, Class A2
4.70%, 12/16/27 144A	53,000	53,249
M&T Equipment Notes, Series 2025-1A, Class A3
4.78%, 09/17/29 144A	1,000,000	1,014,860
Mariner Finance Issuance Trust, Series 2025-AA, Class B
0.00%, 05/20/38 144A	760,000	774,899
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 5.15%, 01/21/27 144A †	2,100,000	2,099,157
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	136,823
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 6.19%, 10/20/34 144A †	255,000	255,205
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	231,107	222,317
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 5.33%, 11/15/68 144A †	38,518	38,429
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	151,003	149,478
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	$60,207	$59,051
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 5.35%, 05/15/68 144A †	122,893	122,754
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	92,193	88,969
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	330,855	313,590
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	151,717	141,504
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	219,041	205,957
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 5.43%, 04/15/69 144A †	871,203	867,231
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	28,816	26,286
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	227,665	205,056
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.22%, 07/26/66 144A †	487,255	483,528
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	7,778	7,754
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	106,429	104,121
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 5.41%, 12/15/59 144A †	92,785	92,650
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	184,000	184,232

See Notes to Financial Statements.

	Par	Value
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	$292,000	$294,489
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.22%, 09/25/65 144A †	285,942	285,650
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	320,716	301,831
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	300,061	280,784
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 5.40%, 03/15/57 144A †	284,795	283,148
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class AR
(Floating, CME Term SOFR 3M + 1.25%, 1.25% Floor), 5.53%, 07/23/36 144A	330,000	330,330
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.59%, 01/20/38 144A †	250,000	250,752
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.62%, 10/18/37 144A †	330,000	331,328
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,109,816
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	215,712
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	741,942	741,888
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,083,465	1,089,569
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	154,882
OneMain Financial Issuance Trust, Series 2025-1A, Class A
4.82%, 07/14/38 144A †††	1,900,000	1,912,136
Oportun Issuance Trust, Series 2025-B, Class A
4.88%, 05/09/33 144A	880,000	884,873
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	429,657
	Par	Value
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.67%, 07/20/37 144A †	$250,000	$250,954
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.76%, 07/25/37 144A †	325,000	326,107
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	166,920
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,106,498
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,015,263
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,425,201
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	162,875
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	456,000	462,156
PFS Financing Corporation, Series 2025-D, Class A
4.47%, 05/15/30 144A	1,270,000	1,276,774
Point Broadband Funding LLC, Series 2025-1A, Class A2
5.34%, 07/20/55 144A	69,000	68,999
Polus U.S. CLO II, Ltd., Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.52%), 5.80%, 07/20/38 144A † γ	135,000	135,608
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	772,052	773,329
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	353,874	356,639
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3
4.44%, 01/22/30 144A	1,097,000	1,102,629
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	600,000	603,722
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.68%, 07/25/51 144A †	34,868	34,869
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	128,590	121,071
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	$730,000	$740,877
RCKT Mortgage Trust, Series 2025-CES5, Class A1A
(Step to 6.69% on 06/25/29), 5.69%, 05/25/55 144A STEP	989,638	999,168
RCKT Mortgage Trust, Series 2025-CES6, Class A1A
(Step to 6.47% on 07/25/29), 5.47%, 06/25/55 144A STEP	500,000	499,997
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	5,548	5,536
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	105,401
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,614
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A	1,310,000	1,321,097
RR 21, Ltd., Series 2022-21A, Class A1AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.66%, 07/15/39 144A † γ	250,000	250,947
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	36,762	36,811
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	16,710	16,743
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	865,865	869,549
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	1,268,032	1,274,573
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	972,283	973,302
Santander Drive Auto Receivables Trust, Series 2024-S2, Class R1
5.80%, 12/16/28 144A	1,442,382	1,441,999
Santander Drive Auto Receivables Trust, Series 2024-S3, Class R1
5.81%, 10/16/28 144A	973,549	973,504
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	1,000,000	1,002,309
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	1,000,000	1,006,652
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	55,900	55,970
	Par	Value
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	$3,200,000	$3,240,261
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3
4.75%, 07/22/30 144A	325,000	328,628
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 5.83%, 04/25/37 144A †	400,000	401,660
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.66%, 10/20/37 144A †	1,000,000	1,005,071
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.98%, 06/15/33†	58,747	58,521
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.82%, 12/16/41†	80,313	78,383
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 9.18%, 10/15/41 144A †	55,975	58,701
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 5.15%, 01/15/37 144A †	95,592	95,426
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	335,178	322,985
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 5.26%, 09/15/37 144A †	33,518	33,505
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 5.28%, 09/15/54 144A †	1,013,150	1,010,208
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 5.16%, 01/15/53 144A †	365,553	362,946
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	101,958	98,981
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	535,015	501,881

See Notes to Financial Statements.

	Par	Value
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	$352,892	$329,743
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.10%, 10/15/58 144A †	567,787	578,391
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.80%, 01/15/53 144A †	249,542	251,495
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	138,397	142,209
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	350,533	359,290
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 5.40%, 07/05/53 144A †	333,217	333,729
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	1,132,489	1,134,942
SoFi Consumer Loan Program Trust, Series 2025-2, Class A
4.82%, 06/25/34 144A	637,000	638,193
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	128,101	128,862
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	35,779	35,027
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	26,512	26,226
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	164,340	158,190
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	111,926	99,801
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	23,859	23,751
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,562,857
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	795,333	805,635
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 5.94%, 04/25/35†	10,386	10,349
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,109,696
	Par	Value
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	$1,200,000	$1,214,130
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/15/31	1,500,000	1,524,476
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	266,667	266,826
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,310,650
Toyota Lease Owner Trust, Series 2025-A, Class A3
4.75%, 02/22/28 144A	2,900,000	2,926,169
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.74%, 07/25/37 144A †	250,000	251,231
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 5.26%, 08/26/28 144A †	1,500,000	1,501,126
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 5.70%, 01/20/35 144A †	250,000	250,562
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	59,624	60,893
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26Δ	13,295	13,280
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	1,300,000	1,292,934
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	313,492
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	831,828
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	115,311
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	1,100,000	1,102,508
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	440,000	445,805
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,333,253
Veros Auto Receivables Trust, Series 2025-1, Class A
5.31%, 09/15/28 144A	1,166,857	1,168,558
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	703,656
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3
4.58%, 06/15/29 144A	$131,000	$131,744
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.60%, 07/24/36 144A †	315,000	315,452
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	981,472
Total Asset-Backed Securities (Cost $159,841,427)		160,262,464
CORPORATE BONDS — 26.2%
3M Co.
4.80%, 03/15/30	64,000	65,085
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	245,000	254,062
AEP Texas, Inc.
5.45%, 05/15/29	167,000	172,453
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,667,868
AGCO Corporation
5.45%, 03/21/27	310,000	313,945
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	582,435
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	384,801
Allison Transmission, Inc.
4.75%, 10/01/27 144A Δ	590,000	585,003
Ally Financial, Inc.
5.75%, 11/20/25Δ	200,000	200,472
(Variable, U.S. SOFR Index + 1.96%), 5.74%, 05/15/29^	265,000	269,774
(Variable, U.S. SOFR + 2.82%), 6.85%, 01/03/30^	640,000	675,970
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 144A	660,001	664,911
5.10%, 03/17/30 144A	35,000	35,612
American Airlines, Inc.
5.50%, 04/20/26 144A	533,334	532,443
American Express Co.
(Variable, U.S. SOFR Index + 0.75%), 5.65%, 04/23/27^	650,000	656,139
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,035,458
(Floating, U.S. SOFR + 0.93%), 5.30%, 07/26/28† Δ	1,800,000	1,808,963
(Variable, U.S. SOFR + 1.26%), 4.73%, 04/25/29^	1,235,000	1,249,286
American National Global Funding
5.55%, 01/28/30 144A	650,000	664,217
5.25%, 06/03/30 144A	440,000	442,428
American Tower Corporation REIT
1.60%, 04/15/26	1,500,000	1,467,032
3.38%, 10/15/26	283,000	279,485
3.55%, 07/15/27	158,000	155,771
5.20%, 02/15/29	98,000	100,321
	Par	Value
2.90%, 01/15/30	$162,000	$151,026
5.00%, 01/31/30	630,000	642,531
4.90%, 03/15/30	245,000	248,573
Amgen, Inc.
4.05%, 08/18/29	151,000	149,287
Antero Midstream Partners LP
5.75%, 03/01/27 144A	820,000	819,510
AppLovin Corporation
5.13%, 12/01/29	799,000	809,632
Archer-Daniels-Midland Co.
3.25%, 03/27/30Δ	710,000	677,815
Ares Capital Corporation
3.25%, 07/15/25	1,310,000	1,309,213
Ares Strategic Income Fund
5.45%, 09/09/28 144A	1,120,000	1,120,799
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	711,052
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	380,000	376,258
Ashtead Capital, Inc.
4.25%, 11/01/29 144A Δ	685,000	671,102
AT&T, Inc.
4.70%, 08/15/30	143,000	144,332
Athene Global Funding
(Floating, U.S. SOFR Index + 0.75%), 5.11%, 07/16/26 144A †	1,000,000	1,001,503
5.52%, 03/25/27 144A Δ	2,000,000	2,034,171
4.83%, 05/09/28 144A	670,000	673,962
5.53%, 07/11/31 144A	660,000	674,734
5.32%, 11/13/31 144A	670,000	675,839
Aviation Capital Group LLC
4.75%, 04/14/27 144A Δ	305,000	305,427
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	885,000	912,311
Ball Corporation
6.00%, 06/15/29	465,000	477,288
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	680,000	668,935
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	800,000	784,877
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	170,000	165,271
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	662,679
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	155,000	151,540
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	1,240,000	1,257,998
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,475,000	1,484,559
(Variable, U.S. SOFR + 1.00%), 5.16%, 01/24/31^	20,000	20,504
Bank of New York Mellon (The)
(Variable, U.S. SOFR + 0.69%), 4.59%, 04/20/27^	415,000	416,021

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.14%), 4.73%, 04/20/29^	$440,000	$446,282
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	670,000	662,855
Becton, Dickinson and Co.
5.08%, 06/07/29	164,000	167,621
Berry Global, Inc.
4.88%, 07/15/26 144A	233,000	232,900
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	262,268
Blackstone Private Credit Fund
3.25%, 03/15/27Δ	700,000	680,999
Blue Owl Capital Corporation
3.75%, 07/22/25	510,000	509,610
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	338,297
6.75%, 04/04/29	1,325,000	1,351,872
BMW U.S. Capital LLC
5.05%, 03/21/30 144A	655,000	667,233
Boeing Co. (The)
2.75%, 02/01/26	1,400,000	1,384,260
2.20%, 02/04/26	700,000	689,173
6.26%, 05/01/27	570,000	586,659
6.30%, 05/01/29	140,000	148,047
Brighthouse Financial Global Funding
1.55%, 05/24/26 144A	300,000	291,888
Brink's Co. (The)
6.50%, 06/15/29 144A	125,000	128,942
Broadcom, Inc.
5.05%, 07/12/29	527,000	539,859
4.15%, 11/15/30	87,000	85,634
Brown & Brown, Inc.
4.70%, 06/23/28	245,000	247,141
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	675,000	667,671
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.16%), 4.99%, 07/24/26^	655,000	654,980
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	961,156
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	674,479
Cargill, Inc.
4.50%, 06/24/26 144A	655,000	657,009
4.63%, 02/11/28 144A	655,000	663,249
Carnival Corporation
5.75%, 03/15/30 144A Δ	260,000	264,567
Caterpillar Financial Services Corporation
4.38%, 08/16/29Δ	655,000	660,265
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,326,632
Celanese U.S. Holdings LLC
6.85%, 11/15/28	46,000	48,367
Cencora, Inc.
4.63%, 12/15/27	350,000	353,015
	Par	Value
Chart Industries, Inc.
7.50%, 01/01/30 144A	$125,000	$131,022
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	101,000	97,464
Cheniere Energy Partners LP
4.50%, 10/01/29	516,000	510,655
Citigroup, Inc.
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,205,000	1,207,764
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	380,000	369,295
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	670,000	664,113
(Variable, U.S. SOFR + 1.14%), 4.64%, 05/07/28^	1,958,000	1,963,449
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29^	1,530,000	1,541,186
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	316,577
CNH Industrial Capital LLC
1.88%, 01/15/26	1,340,000	1,320,119
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A Δ	755,000	764,451
Comerica, Inc.
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30^	1,305,000	1,337,010
CommonSpirit Health
1.55%, 10/01/25	800,000	793,584
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	985,200
Concentrix Corporation
6.65%, 08/02/26	1,045,000	1,064,315
Consumers Energy Co.
4.50%, 01/15/31Δ	115,000	115,489
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	592,299
Crown Castle, Inc. REIT
3.70%, 06/15/26	2,665,000	2,642,482
Daimler Truck Finance North America LLC
5.13%, 09/25/27 144A	1,205,000	1,222,545
4.95%, 01/13/28 144A	350,000	354,613
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	641,443
Delta Air Lines, Inc.
4.75%, 10/20/28 144A	660,000	661,841
Diamondback Energy, Inc.
3.50%, 12/01/29	200,000	191,377
5.15%, 01/30/30	130,000	133,011
Dominion Energy, Inc.
5.00%, 06/15/30	90,000	91,886
DTE Energy Co.
4.95%, 07/01/27	455,000	460,445
Duke Energy Carolinas LLC
4.85%, 03/15/30	127,000	129,871
Duke Energy Corporation
2.65%, 09/01/26	271,000	265,998
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.30%, 03/15/28	$67,000	$67,101
4.85%, 01/05/29	126,000	128,041
3.40%, 06/15/29Δ	75,000	72,269
Duke Energy Progress LLC
5.10%, 03/15/34	655,000	664,750
Edison International
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 03/09/26ρ ^	685,000	646,655
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	307,027
Energy Transfer LP
6.05%, 12/01/26	1,330,000	1,358,425
4.20%, 04/15/27	78,000	77,718
5.50%, 06/01/27	286,000	291,235
6.10%, 12/01/28	152,000	159,731
5.25%, 07/01/29	100,000	102,478
EOG Resources, Inc.
4.40%, 07/15/28	435,000	437,600
EQT Corporation
3.13%, 05/15/26 144A	1,480,000	1,457,498
6.50%, 07/01/27 144A	100,000	102,287
3.90%, 10/01/27	62,000	61,197
5.50%, 07/15/28 144A	220,000	223,541
4.50%, 01/15/29 144A	175,000	172,938
5.00%, 01/15/29	135,000	136,197
6.38%, 04/01/29 144A	350,000	361,133
7.00%, 02/01/30	292,000	316,688
7.50%, 06/01/30 144A Δ	540,000	593,732
4.75%, 01/15/31 144A	230,000	226,516
Equinix, Inc. REIT
1.80%, 07/15/27Δ	368,000	350,980
3.20%, 11/18/29Δ	420,000	398,702
2.15%, 07/15/30	42,000	37,393
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A	1,315,000	1,335,567
Evergy Kansas Central, Inc.
4.70%, 03/13/28Δ	525,000	531,230
Eversource Energy
5.45%, 03/01/28	176,000	180,615
Exelon Corporation
5.15%, 03/15/28	84,000	85,886
5.15%, 03/15/29	80,000	82,111
Expand Energy Corporation
5.38%, 03/15/30	212,000	212,745
F&G Annuities & Life, Inc.
7.40%, 01/13/28	635,000	665,428
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	650,000	677,761
FirstEnergy Corporation
3.90%, 07/15/27	312,000	308,600
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	481,178
	Par	Value
FirstEnergy Transmission LLC
4.55%, 01/15/30	$79,000	$79,077
Ford Motor Credit Co. LLC
6.80%, 05/12/28	1,305,000	1,349,101
FS KKR Capital Corporation
7.88%, 01/15/29	625,000	659,847
General Motors Financial Co., Inc.
1.25%, 01/08/26	1,350,000	1,325,356
5.40%, 04/06/26	1,310,000	1,316,189
5.40%, 05/08/27	415,000	421,201
5.35%, 07/15/27Δ	945,000	959,428
Glencore Funding LLC
1.63%, 04/27/26 144A	183,000	178,916
4.00%, 03/27/27 144A	554,000	549,682
5.34%, 04/04/27 144A Δ	545,000	552,751
4.91%, 04/01/28 144A Δ	102,000	103,065
5.37%, 04/04/29 144A Δ	246,000	252,310
5.19%, 04/01/30 144A	30,000	30,600
Global Payments, Inc.
1.20%, 03/01/26	2,200,000	2,148,683
Goldman Sachs Bank U.S.A.
(Floating, U.S. SOFR + 0.75%), 5.15%, 05/21/27†	3,000,000	3,009,265
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,755,000	1,757,482
3.85%, 01/26/27	389,000	386,565
(Variable, U.S. SOFR + 0.80%), 1.43%, 03/09/27^	800,000	782,835
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	691,000	669,247
(Variable, U.S. SOFR + 1.32%), 4.94%, 04/23/28^	1,695,000	1,708,868
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	318,000	313,614
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	895,000	896,359
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	340,000	360,714
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	55,000	55,926
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31^	58,000	59,375
(Variable, U.S. SOFR + 1.58%), 5.22%, 04/23/31^	287,000	294,299
Golub Capital BDC, Inc.
2.50%, 08/24/26Δ	690,000	671,662
Golub Capital Private Credit Fund
5.80%, 09/12/29	660,000	659,577
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	200,018
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A Δ	165,000	169,742
Guardian Life Global Funding
3.25%, 03/29/27 144A	655,000	645,168
4.80%, 04/28/30 144A	340,000	346,057

See Notes to Financial Statements.

	Par	Value
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	$530,000	$536,802
Harvest Midstream I LP
7.50%, 09/01/28 144A	655,000	666,624
HAT Holdings I LLC
3.38%, 06/15/26 144A Δ	670,000	656,219
HCA, Inc.
5.88%, 02/15/26	2,030,000	2,032,264
5.00%, 03/01/28Δ	1,246,000	1,264,882
4.13%, 06/15/29	483,000	474,678
5.25%, 03/01/30Δ	250,000	256,395
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	746,415
6.50%, 06/01/29 144A	190,000	195,525
Hexcel Corporation
4.20%, 02/15/27	750,000	743,167
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	265,000	270,830
Honeywell International, Inc.
4.70%, 02/01/30	160,000	162,441
Hormel Foods Corporation
4.80%, 03/30/27Δ	655,000	661,971
HPS Corporate Lending Fund
5.30%, 06/05/27 144A Δ	1,490,000	1,493,114
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	670,000	669,737
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,645,279
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	690,000	694,565
Hyatt Hotels Corporation
5.05%, 03/30/28	400,000	404,448
Hyundai Capital America
5.65%, 06/26/26 144A Δ	2,200,000	2,222,553
4.85%, 03/25/27 144A	970,000	974,574
5.68%, 06/26/28 144A	650,000	667,282
5.15%, 03/27/30 144A	300,000	303,712
Illumina, Inc.
5.80%, 12/12/25	300,000	301,312
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	199,455
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	264,146
John Deere Capital Corporation
4.40%, 09/08/31	670,000	668,697
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.80%), 1.05%, 11/19/26^	580,000	572,216
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	500,000	488,493
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	105,000	101,327
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	1,060,000	1,070,392
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,020,915
	Par	Value
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	$755,000	$764,842
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	1,379,000	1,383,390
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29^	3,550,000	3,598,540
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	267,000	274,185
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	107,959
(Variable, U.S. SOFR + 1.01%), 5.14%, 01/24/31^	65,000	66,672
(Variable, U.S. SOFR + 1.44%), 5.10%, 04/22/31Δ ^	80,000	82,005
Keysight Technologies, Inc.
5.35%, 07/30/30	740,000	763,443
KFC Holding Co.
4.75%, 06/01/27 144A	265,000	264,520
Kinder Morgan, Inc.
5.15%, 06/01/30	70,000	71,500
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	519,348
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A Δ	685,000	673,756
Main Street Capital Corporation
3.00%, 07/14/26	680,000	666,008
Manufacturers & Traders Trust Co.
(Variable, U.S. SOFR + 0.95%), 4.76%, 07/06/28^	930,000	936,615
Mars, Inc.
4.45%, 03/01/27 144A	680,000	682,649
5.00%, 03/01/32 144A	300,000	304,140
Medline Borrower LP
3.88%, 04/01/29 144A	625,000	599,960
Mercedes-Benz Finance North America LLC
4.65%, 04/01/27 144A Δ	1,550,000	1,556,347
Meritage Homes Corporation
5.13%, 06/06/27	580,000	587,038
Met Tower Global Funding
5.25%, 04/12/29 144A	650,000	669,451
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	556,170
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	677,177
Mondelez International, Inc.
4.25%, 05/06/28	816,000	817,457
Morgan Stanley
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	984,273
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	330,000	322,081
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,147,450
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	56,194
(Variable, U.S. SOFR + 1.38%), 4.99%, 04/12/29^	1,185,000	1,202,398
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.63%), 5.45%, 07/20/29^	$254,000	$261,269
(Variable, U.S. SOFR + 1.45%), 5.17%, 01/16/30^	110,000	112,326
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	254,000	263,881
(Variable, U.S. SOFR + 1.10%), 4.65%, 10/18/30^	245,000	245,515
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	163,000	156,349
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	736,113
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	774,315
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29^	655,000	665,328
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/30 144A	1,315,000	1,340,765
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,516,178
Navient Corporation
9.38%, 07/25/30	245,000	270,429
Nestle Capital Corporation
4.75%, 03/12/31 144A	650,000	663,709
Netflix, Inc.
5.88%, 11/15/28	145,000	152,887
New York Life Global Funding
4.85%, 01/09/28 144A	655,000	666,566
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28	11,000	11,156
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54Δ ^	650,000	675,981
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	668,079
Northwestern Mutual Global Funding
5.07%, 03/25/27 144A	655,000	665,584
Novelis Corporation
3.25%, 11/15/26 144A	320,000	315,088
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	175,649
Oaktree Strategic Credit Fund
6.50%, 07/23/29Δ	645,000	660,836
Ohio Edison Co.
4.95%, 12/15/29 144A	81,000	82,137
Olin Corporation
6.63%, 04/01/33 144A	670,000	660,264
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	152,000	153,824
OneMain Finance Corporation
7.13%, 03/15/26	202,000	205,116
ONEOK, Inc.
5.55%, 11/01/26	715,000	725,031
4.40%, 10/15/29	800,000	794,200
Oracle Corporation
2.80%, 04/01/27	30,000	29,257
	Par	Value
4.20%, 09/27/29	$146,000	$145,036
Pacific Gas and Electric Co.
(Floating, U.S. SOFR Index + 0.95%), 5.37%, 09/04/25†	107,000	107,002
3.15%, 01/01/26	2,300,000	2,278,295
2.10%, 08/01/27	600,000	568,437
5.55%, 05/15/29	492,000	500,106
Pacific Life Global Funding II
4.45%, 05/01/28 144A Δ	1,315,000	1,325,727
Paychex, Inc.
5.10%, 04/15/30	87,000	89,144
PBF Holding Co. LLC
9.88%, 03/15/30 144A	305,000	296,907
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	102,539
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	303,493
Permian Resources Operating LLC
5.88%, 07/01/29 144A	310,000	311,407
PNC Bank NA
(Variable, U.S. SOFR + 0.63%), 4.54%, 05/13/27^	610,000	610,390
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ Δ ^	500,000	484,122
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	673,526
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28Δ ^	290,000	294,457
Principal Life Global Funding II
4.95%, 11/27/29 144A	670,000	681,659
Protective Life Global Funding
4.34%, 09/13/27 144A	1,150,000	1,150,501
4.80%, 06/05/30 144A	300,000	303,891
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	98,000	99,722
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	133,763
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	829,890
RGA Global Funding
5.50%, 01/11/31 144A	645,000	665,732
Roche Holdings, Inc.
5.59%, 11/13/33 144A	640,000	678,933
RTX Corporation
3.95%, 08/16/25	740,000	739,128
Ryder System, Inc.
2.85%, 03/01/27	179,000	174,424
5.30%, 03/15/27	465,000	472,148
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	253,000	254,601
4.20%, 03/15/28	136,000	135,312
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	242,744

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29Δ ^	$635,000	$662,238
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29^	1,450,000	1,474,625
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31Δ ^	435,000	446,700
SBA Tower Trust
1.88%, 01/15/26 144A	680,000	668,964
SBA Tower Trust REIT
1.63%, 11/15/26 144A	800,000	767,779
4.83%, 10/15/29 144A	800,000	801,672
Seagate HDD Cayman
4.09%, 06/01/29	280,000	268,467
8.25%, 12/15/29Δ	240,000	256,200
Sealed Air Corporation
6.13%, 02/01/28 144A	130,000	131,987
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	140,000	133,788
Sirius XM Radio LLC
3.13%, 09/01/26 144A Δ	600,000	589,137
5.00%, 08/01/27 144A	265,000	262,917
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,086,529
SM Energy Co.
6.75%, 08/01/29 144A	210,000	209,411
Southern California Edison Co.
4.70%, 06/01/27	500,000	501,952
3.65%, 03/01/28	200,000	194,516
5.65%, 10/01/28	300,000	307,403
5.25%, 03/15/30	1,700,000	1,718,229
Southern Co. (The)
5.50%, 03/15/29	164,000	170,792
Standard Industries, Inc.
5.00%, 02/15/27 144A	580,000	579,094
4.75%, 01/15/28 144A	270,000	267,194
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A Δ	655,000	689,761
6.50%, 07/01/30 144A	215,000	222,210
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	1,245,000	1,290,803
Sunoco LP
7.00%, 05/01/29 144A	815,000	849,306
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31Δ ^	259,000	261,336
Synopsys, Inc.
4.55%, 04/01/27Δ	660,000	663,591
4.65%, 04/01/28	750,000	757,786
4.85%, 04/01/30	17,000	17,241
TEGNA, Inc.
4.63%, 03/15/28Δ	510,000	497,551
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	263,974
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	589,344
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	230,699	228,646
	Par	Value
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	$87,000	$85,308
3.75%, 04/15/27	135,000	133,652
4.75%, 02/01/28	13,000	13,006
3.38%, 04/15/29	175,000	168,505
3.88%, 04/15/30	315,000	306,030
Toyota Motor Credit Corporation
4.50%, 05/14/27	430,000	433,158
5.05%, 05/16/29	650,000	667,475
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	303,021
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	586,737
Truist Bank
(Variable, U.S. SOFR + 0.59%), 4.67%, 05/20/27^	635,000	636,041
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	625,000	676,175
Twilio, Inc.
3.63%, 03/15/29	140,000	133,411
U.S. Bancorp
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	680,257
U.S. Bank NA
(Variable, U.S. SOFR + 0.91%), 4.73%, 05/15/28^	1,250,000	1,256,697
Uber Technologies, Inc.
7.50%, 09/15/27 144A Δ	500,000	504,789
6.25%, 01/15/28 144A	400,000	402,160
4.50%, 08/15/29 144A Δ	959,000	954,029
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	536,768
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	299,751
Vertiv Group Corporation
4.13%, 11/15/28 144A	135,000	131,747
Viper Energy, Inc.
7.38%, 11/01/31 144A	1,465,000	1,555,610
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,270,000	1,277,003
5.63%, 02/15/27 144A	250,000	250,327
5.00%, 07/31/27 144A	200,000	199,887
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 144A	1,400,000	1,381,042
4.95%, 03/25/27 144A	700,000	702,366
5.05%, 03/27/28 144A	580,000	583,482
Warnermedia Holdings, Inc.
3.76%, 03/15/27	37,000	34,529
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	3,510,000	3,536,559
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	590,000	603,012
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	21,000	20,685
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,045,000	1,053,994
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.37%), 4.97%, 04/23/29^	$1,800,000	$1,825,425
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,719
Western-Southern Global Funding
4.90%, 05/01/30 144A	1,050,000	1,060,416
Total Corporate Bonds (Cost $219,519,698)		221,524,831
FOREIGN BONDS — 7.5%
Australia — 0.9%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	265,000	269,168
Dyno Nobel, Ltd.
4.30%, 03/18/26(A)	2,000,000	1,316,247
NBN Co., Ltd.
1.00%, 12/03/25(A)	5,000,000	3,249,544
Scentre Group Trust REIT
3.63%, 01/28/26 144A Δ	655,000	651,205
Woodside Finance, Ltd.
3.70%, 09/15/26 144A	400,000	396,024
4.90%, 05/19/28	1,270,000	1,278,873
		7,161,061
Canada — 0.7%
Bank of Montreal
5.30%, 06/05/26Δ	650,000	655,733
Bank of Nova Scotia (The)
2.95%, 03/11/27	675,000	662,134
Canadian Imperial Bank of Commerce
5.00%, 04/28/28Δ	665,000	678,515
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	300,000	302,850
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	505,979
4.63%, 01/24/30 144A	360,000	369,494
National Bank of Canada
(Floating, U.S. SOFR Index + 1.03%), 5.50%, 07/02/27† Δ	1,000,000	1,002,322
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	660,112
4.00%, 04/20/28 144A	555,000	556,362
4.38%, 03/20/30 144A	395,000	400,570
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	315,000	317,955
Rogers Communications, Inc.
3.20%, 03/15/27	80,000	78,464
5.00%, 02/15/29Δ	28,000	28,403
		6,218,893
China — 0.1%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/26 144A	700,000	701,143
2.13%, 02/21/26 144A	81,000	79,517
		780,660
	Par	Value
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	$595,000	$605,469
France — 0.6%
Banque Federative du Credit Mutuel SA
5.09%, 01/23/27 144A	650,000	657,496
(Floating, Australian BBSW 3M + 1.07%), 4.78%, 05/24/27(A) †	1,000,000	658,756
BNP Paribas SA
(Variable, U.S. SOFR + 1.45%), 4.79%, 05/09/29 144A ^	2,030,000	2,040,760
BPCE SA
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,827,536
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	245,261
		5,429,809
Ireland — 0.3%
AerCap Ireland Capital DAC
4.88%, 04/01/28Δ	1,240,000	1,252,814
Icon Investments Six DAC
5.81%, 05/08/27	460,000	469,791
James Hardie International Finance DAC
5.00%, 01/15/28 144A	675,000	672,124
		2,394,729
Israel — 0.2%
Israel Government International Bond
5.00%, 10/30/26(E)	600,000	727,249
5.38%, 02/19/30	500,000	510,164
		1,237,413
Italy — 0.0%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	314,035
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	1,340,000	1,332,844
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	800,000	795,551
Nomura Holdings, Inc.
5.71%, 01/09/26	400,000	402,104
2.33%, 01/22/27	600,000	580,516
(Floating, U.S. SOFR + 1.25%), 5.71%, 07/02/27†	200,000	201,430
NTT Finance Corporation
1.16%, 04/03/26 144A Δ	2,000,000	1,951,298

See Notes to Financial Statements.

	Par	Value
Rakuten Group, Inc.
9.75%, 04/15/29 144A	$230,000	$252,580
		5,516,323
Jersey — 0.1%
Aptiv Swiss Holdings, Ltd.
4.65%, 09/13/29Δ	320,000	319,303
TER Finance Jersey, Ltd.
0.00%, 09/25/25»	470,000	460,600
		779,903
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,694,499
Netherlands — 0.4%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	919,804
(Floating, U.S. SOFR Index + 1.00%), 5.42%, 12/03/28 144A † Δ	1,400,000	1,399,801
ING Groep NV
(Floating, U.S. SOFR Index + 1.01%), 5.47%, 03/25/29†	1,100,000	1,101,142
Stellantis NV
3.38%, 11/19/28(E)	200,000	237,927
		3,658,674
Norway — 0.1%
DNB Bank ASA
(Variable, U.S. SOFR Index + 1.95%), 5.90%, 10/09/26 144A ^	655,000	657,453
Var Energi ASA
7.50%, 01/15/28 144A	410,000	434,321
		1,091,774
Singapore — 0.1%
United Overseas Bank, Ltd.
(Floating, U.S. SOFR + 0.58%), 5.04%, 04/02/28 144A †	900,000	901,720
Spain — 0.2%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,018,912
CaixaBank SA
(Variable, U.S. SOFR + 1.14%), 4.63%, 07/03/29 144A ^	835,000	837,264
		1,856,176
Sweden — 0.6%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	1,285,000	1,324,010
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	779,832
	Par	Value
Svenska Handelsbanken AB
4.38%, 05/23/28 144A	$615,000	$620,369
5.50%, 06/15/28 144A	645,000	666,707
Swedbank AB
5.34%, 09/20/27 144A	2,000,000	2,041,135
		5,432,053
Switzerland — 0.5%
Amrize Finance U.S. LLC
4.60%, 04/07/27 144A	800,000	803,593
4.70%, 04/07/28 144A	990,000	999,260
Tyco Electronics Group SA
4.50%, 02/09/31	112,000	111,929
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	650,000	653,967
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,720,251
		4,289,000
United Kingdom — 1.7%
Anglo American Capital PLC
3.75%, 06/15/29(E)	102,000	123,795
Atlantica Sustainable Infrastructure, Ltd.
4.13%, 06/15/28 144A	380,000	363,559
BAE Systems PLC
5.00%, 03/26/27 144A	365,000	369,362
HSBC Holdings PLC
(Floating, CME Term SOFR 3M + 1.64%), 5.97%, 09/12/26†	3,000,000	3,008,356
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	1,250,000	1,327,751
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	999,612
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	1,025,000	1,012,802
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	1,555,000	1,568,899
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28^	650,000	661,875
NatWest Markets PLC
4.79%, 03/21/28 144A Δ	260,000	262,961
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	504,130
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,416,346
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Smith & Nephew PLC
5.15%, 03/20/27Δ	$325,000	$329,015
Standard Chartered Bank
4.85%, 12/03/27	2,000,000	2,035,119
		13,983,582
Total Foreign Bonds (Cost $62,781,699)		63,345,773
MORTGAGE-BACKED SECURITIES — 20.8%
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	314,279	314,703
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 6.33%, 07/15/41 144A †	475,166	476,695
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.04%, 06/15/30 144A † γ	183,000	184,288
ALA Trust, Series 2025-OANA, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.14%, 06/15/30 144A † γ	131,000	131,295
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.58%, 04/15/34 144A †	350,000	335,544
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 5.32%, 11/25/46†	530,712	128,835
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.48% on 08/25/25), 6.50%, 12/25/67 144A STEP	153,817	155,002
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 07/15/41 144A †	1,000,000	1,003,058
ARES Trust, Series 2025-IND3, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.81%, 04/15/27 144A † γ	199,000	199,549
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	176,845	176,325
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	17,578	16,912
	Par	Value
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	$610,000	$599,618
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	431,115
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	190,000	191,226
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	152,034
BAY Mortgage Trust, Series 2025-LIVN, Class A
(Floating, CME Term SOFR 1M + 1.80%, 1.80% Floor), 6.11%, 05/15/35 144A † γ	236,000	236,639
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.23%, 03/15/37 144A †	170,000	160,983
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	180,000	188,589
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.88%, 01/25/34† γ	40,594	40,715
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.20%, 07/25/34† γ	32,487	30,632
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	867,774	844,267
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.96%, 04/15/55† γ	225,000	201,016
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	372,310
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	312,740
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	270,082
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 11/15/29 144A †	70,000	70,188
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.15%, 11/15/29 144A †	60,000	60,180

See Notes to Financial Statements.

	Par	Value
BFLD Mortgage Trust, Series 2021-FPM, Class A
(Floating, CME Term SOFR 1M + 1.71%, 1.60% Floor), 6.03%, 06/15/38 144A †	$150,000	$150,064
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 08/15/26 144A †	213,209	213,504
BFLD Trust, Series 2025-EWEST, Class A
(Floating, CME Term SOFR 1M + 1.55%, 1.55% Floor), 5.85%, 06/15/42 144A † γ	520,000	521,174
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	454,977
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	276,629
BMO Mortgage Trust, Series 2024-5C8, Class A3
5.63%, 12/15/57	290,000	301,202
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	108,364
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	163,434
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	131,876
BPR Mortgage Trust, Series 2025-ALDR, Class A
5.67%, 06/05/42 144A	152,000	154,180
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	333,510	336,659
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 03/25/29), 5.68%, 11/25/64 144A STEP	215,046	216,242
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 04/25/29), 5.57%, 03/25/28 144A ρ STEP	144,790	145,798
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	196,205	197,707
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
5.55%, 06/15/44 144A † γ	100,000	102,403
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 10/15/41 144A †	1,630,606	1,635,924
	Par	Value
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.45%, 08/15/39 144A †	$247,533	$248,469
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 7.19%, 10/15/41 144A †	160,887	162,292
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.85%, 11/15/29 144A †	1,500,000	1,506,473
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.60%, 12/15/39 144A †	178,166	178,559
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 02/15/39 144A †	97,400	97,714
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 6.10%, 02/15/39 144A †	662,879	665,269
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 03/15/39 144A †	777,081	779,129
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 5.71%, 06/15/36 144A †	150,000	149,328
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.75%, 04/15/41 144A †	138,475	138,939
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.40%, 03/15/41 144A †	190,000	190,328
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 7.35%, 03/15/26 144A †	80,000	80,193
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 07/15/29 144A †	275,000	275,282
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.25%, 07/15/29 144A †	1,100,000	1,101,213
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Trust, Series 2025-LUNR, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.81%, 06/09/40 144A † γ	$1,045,000	$1,047,943
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 5.46%, 03/15/30 144A †	580,000	577,139
BX Trust, Series 2025-TAIL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.71%, 06/15/35 144A † γ	1,382,000	1,386,224
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.20%, 07/15/41 144A †	210,000	210,614
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 6.93%, 09/15/28 144A †	490,000	491,491
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	463,782	459,356
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 5.33%, 07/25/49 144A †	28,255	26,910
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	57,722	52,493
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 7.50%, 02/25/56 144A †	411,440	412,588
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	289,543	286,783
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 6.90%, 08/15/36 144A †	335,000	335,791
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	170,485	166,848
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	906,770	908,067
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,304,030	1,308,648
COLT Mortgage Loan Trust, Series 2025-6, Class A1
(Step to 6.53% on 08/25/29), 5.53%, 08/25/70 144A ††† STEP	1,400,000	1,409,956
	Par	Value
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 03/25/29), 5.60%, 02/25/70 144A STEP	$130,394	$131,220
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 6.15%, 06/15/41 144A †	260,000	260,344
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.95%, 08/15/26 144A †	150,000	149,676
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 6.57%, 11/25/39 144A †	86,118	86,125
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.86%, 10/25/41 144A †	684,283	686,169
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.15%), 7.46%, 12/25/41 144A †	1,200,000	1,232,746
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.11%, 02/25/44 144A †	500,000	504,977
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.91%, 09/25/44 144A †	400,000	401,862
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	889,695	892,877
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	950,225	955,187
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	243,045	243,240
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.01%, 01/15/49† IO γ	571,906	2,703
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	210,604	203,585
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 6.19%, 08/15/34 144A †	180,000	180,311

See Notes to Financial Statements.

	Par	Value
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.02% on 08/25/25), 6.37%, 10/25/36 STEP	$73,574	$64,210
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.02% on 08/25/25), 6.39%, 10/25/36 STEP	73,574	64,209
EFMT, Series 2025-INV2, Class A1
(Step to 6.39% on 05/25/29), 5.39%, 05/26/70 144A STEP	249,150	249,667
ELM Trust, Series 2024-ELM, Class A10
5.99%, 06/10/39 144A † γ	540,000	546,079
ELM Trust, Series 2024-ELM, Class A15
5.99%, 06/10/39 144A † γ	540,000	544,505
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.51%, 07/15/38 144A †	1,458,137	1,459,422
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.31%, 11/25/41 144A †	2,981,493	3,003,409
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	180,286	178,564
3.00%, 01/01/27	580,334	574,246
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 7.48%, 07/01/27†	178	178
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.24% Cap), 6.68%, 11/01/31†	5,513	5,609
3.00%, 12/01/31	121,566	118,376
3.50%, 04/01/32	68,012	66,730
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 6.50%, 04/01/32†	1,330	1,357
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.67% Cap), 6.20%, 06/01/33†	111,873	114,757
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 6.50%, 08/01/35†	18,727	19,051
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.48% Cap), 7.04%, 09/01/35†	34,848	35,671
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.95% Cap), 7.13%, 10/01/35†	$21,719	$22,221
3.00%, 02/01/36	30,100	28,649
4.00%, 11/01/36	3,562	3,529
2.50%, 03/01/37	125,436	117,279
4.00%, 06/01/37	48,575	47,961
3.50%, 11/01/38	44,766	43,158
4.50%, 03/01/49	1,249,521	1,230,292
4.00%, 10/01/52	431,067	401,807
4.00%, 12/01/52	471,714	439,080
4.00%, 04/01/53	279,832	260,581
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.92%, 10/15/36†	430,120	427,232
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	37	37
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	49,960	50,221
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	181,906	169,659
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	20,073	20,001
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	147,620	143,877
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	178,740	177,083
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.87%, 06/15/49†	282,122	273,417
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	134,868	122,048
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	88,347	80,871
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	102,882	96,302
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	300,965	276,152
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,322,407	1,271,370
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	$1,124,803	$1,043,630
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	228,862	221,949
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,431,089	1,261,020
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.25%, 03/15/50†	1,013,735	1,017,071
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 5.41%, 11/25/54†	2,036,290	2,025,888
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.76%, 04/25/54†	662,739	665,263
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.76%, 03/25/54†	641,365	645,420
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 12/25/54†	689,991	691,758
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 12/25/54†	1,846,663	1,847,531
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.46%, 01/25/55†	1,008,487	1,006,160
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 02/25/55†	1,217,423	1,220,285
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.46%, 03/25/55†	799,575	800,182
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 5.25%, 11/25/54†	3,963,902	3,955,808
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	146,493	142,107
	Par	Value
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	$180,196	$173,790
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	435,747	404,106
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.96%, 01/25/34 144A †	370,707	372,422
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.71%, 10/25/41 144A †	1,000,000	1,027,589
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.81%, 10/25/41 144A †	1,699,456	1,706,543
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA7, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.65%), 7.96%, 11/25/41 144A †	1,400,000	1,446,766
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA4, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.95%), 5.26%, 12/25/41 144A †	1,468,122	1,466,039
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.41%, 03/25/42 144A †	166,246	167,264
Federal National Mortgage Association
3.00%, 02/01/31	480,532	468,532
1.50%, 06/01/31	1,289,724	1,212,458
5.81%, 06/01/31	1,036,000	1,075,125
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.72%, 09/01/31†	10,420	10,530
2.50%, 10/01/31	169,649	163,536
2.50%, 11/01/31	377,819	363,566
2.50%, 01/01/32	2,640	2,548

See Notes to Financial Statements.

	Par	Value
3.00%, 03/01/32	$259,485	$252,190
3.00%, 07/01/32	269,291	261,841
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.29%, 1.29% Floor, 11.27% Cap), 5.66%, 08/01/32†	28,201	28,097
3.00%, 12/01/32	261,529	254,300
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.49%, 12/01/32†	158,098	162,233
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 7.54%, 06/01/33†	3,001	3,087
4.00%, 09/01/33	521,712	520,646
3.00%, 02/01/34	526,483	511,891
4.00%, 05/01/34	239,372	238,833
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 6.50%, 02/01/35†	15,157	15,414
3.00%, 09/01/35	52,240	49,484
3.50%, 05/01/37	280,416	274,530
4.00%, 07/01/37	17,163	16,923
4.50%, 08/01/37	334,919	334,205
4.00%, 09/01/37	21,067	20,766
4.50%, 10/01/37	542,947	540,481
5.00%, 02/01/38	1,400,199	1,419,952
4.00%, 03/01/38	14,499	14,284
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.50% Cap), 7.02%, 05/01/38†	279,141	289,693
5.70%, 08/01/42†	88,820	89,161
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.81% Cap), 6.83%, 09/01/42†	53,603	55,690
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.73% Cap), 6.79%, 07/01/43†	82,100	85,345
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 5.70%, 07/01/44†	27,115	27,368
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 5.70%, 10/01/44†	21,575	21,626
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 7.47%, 06/01/45†	102,948	105,950
4.50%, 05/01/47	241,254	235,177
4.50%, 11/01/47	268,453	261,484
4.50%, 11/01/48	131,719	129,114
	Par	Value
4.50%, 02/01/49	$398,135	$390,703
4.00%, 09/01/52	1,152,254	1,073,660
4.00%, 11/01/52	548,075	510,837
4.00%, 12/01/52	363,854	338,681
4.00%, 01/01/53	626,094	583,157
4.00%, 02/01/53	505,057	470,845
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.85%, 10/25/36†	72,743	72,146
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 4.97%, 10/25/37†	255,976	254,673
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	4,893	4,872
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.87%, 07/25/42†	79,093	78,129
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.77%, 06/25/55†	73,187	72,408
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.96%, 03/25/46†	353,761	351,712
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.91%, 07/25/46†	412,362	409,805
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	32,955	32,759
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.92%, 07/25/49†	387,396	376,423
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.86%, 09/25/49†	$541,173	$529,174
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.86%, 10/25/59†	516,217	511,543
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	503,820	482,858
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	425,438	389,439
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.46%, 01/25/55†	1,499,011	1,498,834
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 5.15%, 01/25/51†	1,145,265	1,146,005
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 12/25/54†	1,768,888	1,773,403
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.56%, 11/25/53†	1,098,659	1,103,094
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 12/25/54†	855,588	857,771
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.73%, 12/25/54†	196,162	196,041
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.41%, 12/25/54†	552,014	551,863
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.46%, 03/25/55†	$845,773	$845,887
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 5.21%, 09/25/54†	2,839,839	2,830,457
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 5.47%, 03/25/55†	857,961	858,272
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 12/25/53†	353,543	354,449
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.56%, 02/25/55†	360,816	362,386
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.11%, 10/25/30† IO γ	583,956	24,801
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	105,847	104,167
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 4.86%, 08/25/27†	2,500,000	2,499,859
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.69%, 08/25/31†	76,130	76,113
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 5.42%, 05/25/43†	269,018	272,025
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.80%, 07/25/44†	176,542	170,659

See Notes to Financial Statements.

	Par	Value
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.88%, 06/25/34† γ	$47,564	$47,621
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	502,344
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,024,766	1,007,257
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	151,042	140,191
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.89%), 5.12%, 12/16/67(U) 144A †	240,279	330,523
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.63%, 07/20/25†	27	27
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 08/20/25†	43	43
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/25†	551	550
3.00%, 09/20/26	67,561	66,934
3.00%, 11/20/26	148,938	147,481
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.75%, 12/20/26†	3,429	3,453
3.00%, 02/20/27	236,120	233,642
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 07/20/27†	104	104
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 4.75%, 10/20/27†	1,902	1,920
3.00%, 01/20/29	532,448	523,673
8.50%, 10/15/29	10,008	10,023
8.50%, 05/15/30	30,456	30,670
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.88%, 05/20/30†	5,723	5,729
8.50%, 07/15/30	11,050	11,110
8.50%, 08/15/30	1,662	1,664
8.50%, 11/15/30	1,834	1,837
8.50%, 12/15/30	1,689	1,691
7.00%, 06/20/55	900,000	929,294
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.73%, 05/20/37†	35,270	34,831
	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 5.05%, 02/20/61†	$65,288	$65,529
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.37%, 05/20/63†	81,951	81,649
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 5.22%, 02/20/66†	1,565	1,568
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 5.22%, 10/20/66†	514,691	515,814
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	65,492	61,424
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	892,200	903,484
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	1,041,019	1,056,306
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.96%, 01/20/68†	1,298,068	1,305,646
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	421,914	339,287
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	62,600	55,801
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 5.05%, 10/20/72†	422,682	423,452
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 5.28%, 09/20/73†	2,318,040	2,341,722
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 4.95%, 02/20/74†	1,448,410	1,446,549
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 5.06%, 11/20/74†	$973,742	$971,114
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.97%, 11/25/45†	44,850	42,211
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 01/25/37†	184,460	168,845
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 7.10%, 03/15/28 144A †	250,000	251,325
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
5.10%, 09/06/26 144A † γ	1,200,000	1,196,942
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.37%, 08/10/29 144A † γ	100,000	101,226
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A † γ	161,466	157,954
GS Mortgage Securities Trust, Series 2015-GC32, Class A4
3.76%, 07/10/48	37,433	37,387
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	140,965	122,110
GSAT Trust, Series 2025-BMF, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.82%, 07/15/30 144A † γ	530,000	531,014
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	25,386	25,348
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	23,211	22,322
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	342,738	344,558
Homeward Opportunities Fund I Trust, Series 2020-2, Class A3
3.20%, 05/25/65 144A	118,993	117,777
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.04% on 08/25/25), 5.08%, 07/25/67 144A STEP	120,265	119,698
	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.81%, 09/25/46†	$223,145	$201,200
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.97%, 06/25/37†	81,975	101,852
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.66%, 03/15/42 144A †	320,000	319,073
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.05%, 11/15/41 144A †	110,000	110,125
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	180,518
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.35%, 11/09/39 144A † γ	190,000	191,586
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.88%, 02/25/35† γ	5,241	5,128
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 5.44%, 06/25/50 144A †	5,880	5,854
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	143,054	132,814
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	233,963	226,290
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	371,437	361,885
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	687,931	692,144
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	290,877	284,171
LEX Mortgage Trust, Series 2024-BBG, Class A
5.04%, 10/13/33 144A † γ	1,000,000	1,006,035

See Notes to Financial Statements.

	Par	Value
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.77%, 12/25/36†	$193,288	$176,451
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 7.00%, 08/15/28 144A †	206,513	208,235
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.29%, 12/25/33† γ	5,674	5,632
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 5.38%, 12/15/34 144A †	110,000	109,735
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	198,918	178,347
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	536,118	488,479
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.74% on 10/25/27), 6.78%, 10/25/58 144A STEP	150,598	152,293
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.49% on 09/25/27), 6.62%, 07/25/68 144A STEP	420,865	424,237
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	197,789	198,922
MFA Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 06/25/29), 5.68%, 05/27/70 144A STEP	192,073	193,215
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	89,711	88,395
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	1,178	1,175
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	80,950	79,690
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	161,395	160,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	484,555	483,296
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.78%, 12/15/49† IO γ	1,703,976	11,870
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/58	342,000	355,673
	Par	Value
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	$117,013	$113,400
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 03/25/70 144A STEP	253,827	255,452
NCMF Trust, Series 2025-MFS, Class A
4.88%, 06/10/33 144A † γ	244,000	243,747
NCMF Trust, Series 2025-MFS, Class B
5.51%, 06/10/33 144A † γ	149,000	150,247
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	391,009	375,966
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	590,565	567,396
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	287,529	270,027
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	766,340	734,803
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1
(Step to 6.57% on 02/25/46), 5.57%, 04/25/65 144A STEP	180,946	182,156
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.85%, 02/10/47 144A † γ	150,000	156,169
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 5.52%, 02/15/42 144A †	132,000	131,015
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 5.33%, 01/25/60 144A †	205,833	205,076
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.52% on 07/25/27), 6.57%, 06/25/63 144A STEP	169,524	170,907
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	443,633	447,426
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	1,000,792	1,001,552
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	794,923	792,416
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	$846,193	$841,950
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	603,696	603,022
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 03/25/29), 5.65%, 12/01/64 144A STEP	119,517	120,252
OBX Trust, Series 2025-NQM4, Class A1
(Step to 6.40% on 03/25/29), 5.40%, 02/25/55 144A STEP	253,032	253,316
OBX Trust, Series 2025-NQM6, Class A1
(Step to 6.60% on 04/25/29), 5.60%, 03/25/65 144A STEP	179,983	180,831
Oceanview Mortgage Trust, Series 2025-3, Class AF1
(Floating, U.S. 30-Day Average SOFR + 0.95%, 7.50% Cap), 5.26%, 05/25/55 144A † γ	300,000	300,750
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.13%, 03/15/36 144A †	1,600,000	1,571,594
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.38%, 01/15/36 144A †	240,000	233,450
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.35% on 04/25/29), 4.00%, 08/25/64 144A STEP	97,376	94,284
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	251,041	222,757
PRM5 Trust, Series 2025-PRM5, Class A
4.62%, 02/10/28 144A † γ	270,000	269,077
Progress Trust, Series 2020-1, Class A
(Floating, Australian BBSW 1M + 1.00%), 4.69%, 01/21/51(A) †	540,570	356,141
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	81,151	79,641
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.94% on 10/25/27), 6.25%, 08/25/68 144A STEP	84,142	84,612
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	80,906	82,413
	Par	Value
PRPM Trust, Series 2025-NQM1, Class A1
(Step to 6.80% on 03/25/29), 5.80%, 11/25/69 144A STEP	$186,112	$187,770
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	282,597	278,677
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	2,390	2,415
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	9,378	8,702
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.47%, 11/25/63 144A † γ	1,463,029	1,478,799
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.29% on 08/25/25), 5.35%, 08/25/62 144A STEP	102,188	102,058
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	85,712	82,765
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	52,012	49,180
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.73%, 09/25/34†	30,538	28,161
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.93%, 07/19/35†	16,828	16,106
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.99%, 02/25/36†	106,980	89,434
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.23% on 08/25/25), 6.51%, 07/25/37 STEP	149,852	54,990
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.55%, 12/15/39 144A †	315,000	315,295
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.60%, 04/15/42 144A †	234,000	233,881

See Notes to Financial Statements.

	Par	Value
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.68%, 10/25/53 144A † γ	$288,452	$286,864
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	145,414	143,070
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	86,907	84,771
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	211,627	208,954
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	238,115	235,377
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	336,846	333,634
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	320,884	308,301
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,194,126	1,085,823
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	361,618	350,290
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 4.46%, 02/09/53(A) †	281,288	184,859
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	411,582	404,052
Uniform Mortgage Backed Securities
4.00%, 08/01/52 TBA	5,100,000	4,741,806
5.00%, 07/01/53 TBA	5,100,000	4,998,686
6.00%, 07/01/53 TBA	2,160,000	2,195,163
6.00%, 08/01/53 TBA	13,300,000	13,503,524
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † ††† γ	1,400,000	1,405,556
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	698,034	610,955
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	126,944	118,906
Verus Securitization Trust, Series 2022-INV2, Class A1
(Step to 6.77% on 08/25/25), 6.79%, 10/25/67 144A STEP	147,318	147,365
Verus Securitization Trust, Series 2023-2, Class A1
(Step to 7.19% on 04/25/27), 6.19%, 03/25/68 144A STEP	75,819	75,998
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	256,349	257,033
	Par	Value
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 04/25/65 144A † γ	$443,573	$443,690
Verus Securitization Trust, Series 2025-3, Class A1
(Step to 6.62% on 05/25/29), 5.62%, 05/25/70 144A STEP	339,658	341,651
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.80%, 06/25/42†	1,732	1,619
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.17%, 08/25/33† γ	46,226	45,258
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 5.05%, 01/25/45†	63,931	63,630
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.14%, 01/25/47†	115,829	105,164
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.38%, 06/25/46†	243,135	226,763
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	86,872	77,630
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.41%, 05/25/37† γ	112,129	90,935
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.24%, 05/25/47†	14,592	18,469
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 5.98%, 01/15/59 144A †	2,000,000	1,995,569
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	62,896
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class A
(Floating, CME Term SOFR 1M + 2.34%, 2.34% Floor), 6.65%, 04/15/38 144A † γ	1,280,000	1,280,397
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	$56,033	$47,821
WEST Trust, Series 2025-ROSE, Class A
5.45%, 04/10/30 144A † γ	217,000	220,025
Total Mortgage-Backed Securities (Cost $176,857,709)		175,711,710
MUNICIPAL BONDS — 0.4%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	186,518
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	149,139
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,833,373	2,899,578
Total Municipal Bonds (Cost $3,158,373)		3,235,235

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaption — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.6% (Annually); Interest Rate Swap Maturing 08/14/2026 USD, Strike Price $3.60, Expires 08/12/25 (MSCS)	1	$76,800,000	54,605
Put Swaptions — 0.0%
Pay 4.6% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/14/2026 USD, Strike Price $4.60, Expires 08/12/25 (MSCS)	1	76,800,000	1
Pay 5.4% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/30/2026 USD, Strike Price $5.40, Expires 09/26/25 (BAR)	1	9,200,000	—
			1
Total Purchased Options (Premiums paid $124,658)			54,606

	Par	Value
U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bills
4.56%, 07/10/25Ω ‡‡	$61,000	$60,936
3.68%, 04/16/26Ω	3,000,000	2,907,520
		2,968,456
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	1,739,803	1,724,921
0.13%, 10/15/26‡‡	469,588	464,243
2.13%, 04/15/29‡‡	1,088,997	1,118,555
		3,307,719
U.S. Treasury Notes
4.88%, 04/30/26Δ	4,595,000	4,624,093
3.63%, 05/15/26Δ	9,835,000	9,799,336
4.88%, 05/31/26	1,600,000	1,611,581
4.38%, 07/31/26	260,000	261,082
4.38%, 08/15/26	46,728,000	46,938,824
3.50%, 09/30/26	4,935,000	4,910,325
4.25%, 12/31/26Δ	5,795,000	5,829,634
3.75%, 04/30/27	8,400,000	8,400,000
4.50%, 05/15/27Δ	2,420,000	2,452,235
4.63%, 06/15/27	500,000	508,359
2.75%, 07/31/27Δ	2,000,000	1,961,211
3.75%, 08/15/27	9,390,000	9,395,869
3.38%, 09/15/27Δ	11,760,000	11,680,528
3.88%, 10/15/27	1,420,000	1,425,159
4.13%, 11/15/27	275,000	277,589
4.25%, 02/15/28	1,015,000	1,028,877
3.75%, 04/15/28	600,000	600,844
3.50%, 04/30/28	21,195,000	21,083,229
2.88%, 05/15/28	700,000	684,496
3.75%, 05/15/28	17,625,000	17,653,916
3.88%, 06/15/28	19,700,000	19,805,426
1.25%, 09/30/28	7,000,000	6,477,461
		177,410,074
Total U.S. Treasury Obligations (Cost $183,154,123)		183,686,249

	Shares
MONEY MARKET FUNDS — 6.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø §	9,147,944	9,147,944
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞	41,676,098	41,676,098
Total Money Market Funds (Cost $50,824,042)		50,824,042

See Notes to Financial Statements.

	Par	Value
REPURCHASE AGREEMENTS — 2.1%
Deutsche Bank Securities, Inc.
4.49% (dated 06/30/25, due 07/01/25, repurchase price $3,600, collateralized by U.S. Treasury Notes, 4.25%, due 06/30/29, total market value $3,676,207)	$3,600,000	$3,600,000

4.44% (dated 06/30/25, due 07/01/25, repurchase price $14,102, collateralized by U.S. Treasury Bonds, 4.75%, due 05/15/54, total market value $14,339,924)	14,100,000	14,100,000
Total Repurchase Agreements (Cost $17,700,000)		17,700,000
TOTAL INVESTMENTS — 104.4% (Cost $880,382,754)		882,868,928

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Swaptions — (0.0)%
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 07/16/2025 USD, Strike Price $90.00, Expires 07/16/25 (GSC)	(1)	$(12,700,000)	(861)
CDX CDX.NA.IG.43 (Pay Quarterly); Credit Default Swap Maturing 07/16/2025 USD, Strike Price $100.00, Expires 07/16/25 (JPM)	(1)	(1,800,000)	(112)
Total Written Options (Premiums received $ (16,196))			(973)
Liabilities in Excess of Other Assets — (4.4)%			(36,948,799)
NET ASSETS — 100.0%			$845,919,156
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	09/2025	1	$138,621	$(337)
Euro-Schatz	09/2025	19	2,400,368	(36)
3-Month CME SOFR	09/2025	312	74,618,700	(17,550)
10-Year Bond	09/2025	(5)	(447,953)	(4,319)
10-Year U.S. Treasury Note	09/2025	(89)	(9,979,125)	(172,628)
U.S. Treasury Long Bond	09/2025	(13)	(1,501,094)	(58,386)
Ultra 10-Year U.S. Treasury Note	09/2025	(121)	(13,826,141)	(347,408)
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	09/2025	(85)	$(10,125,625)	$(248,368)
2-Year U.S. Treasury Note	09/2025	722	150,192,922	508,267
5-Year U.S. Treasury Note	09/2025	781	85,129,000	820,493
3-Month CME SOFR	06/2026	696	168,084,000	344,700
Total Futures Contracts outstanding at June 30, 2025			$444,683,673	$824,428
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/20/25	Taiwan Dollars	7,933,075	U.S. Dollars	244,000	BNP	$32,095
07/02/25	Euro	907,000	U.S. Dollars	1,041,221	HSBC	27,180
07/02/25	Brazilian Reals	1,920,178	U.S. Dollars	335,704	CITI	17,718
07/02/25	Australian Dollars	1,315,000	U.S. Dollars	851,638	BOA	13,829
07/10/25	Polish Zloty	750,965	U.S. Dollars	199,951	JPM	8,343
07/10/25	Polish Zloty	536,882	U.S. Dollars	143,382	HSBC	5,533
07/16/25	Taiwan Dollars	6,222,163	U.S. Dollars	209,220	CITI	5,070
10/02/25	Brazilian Reals	1,960,847	U.S. Dollars	347,748	GSC	4,592
07/16/25	Taiwan Dollars	1,021,548	U.S. Dollars	32,236	HSBC	2,946
08/20/25	Chinese Offshore Yuan	1,460,000	U.S. Dollars	201,905	BNP	2,896
08/20/25	Chinese Offshore Yuan	1,885,000	U.S. Dollars	262,590	BAR	1,828
08/20/25	Chinese Offshore Yuan	403,000	U.S. Dollars	55,625	SC	905
07/16/25	South Korean Won	109,787,274	U.S. Dollars	80,537	BOA	787
07/10/25	Polish Zloty	69,891	U.S. Dollars	18,655	BAR	731
08/20/25	Indian Rupees	10,573,769	U.S. Dollars	122,380	CITI	694
08/04/25	Japanese Yen	12,764,966	U.S. Dollars	88,388	MSCS	631
07/23/25	South African Rand	544,468	U.S. Dollars	30,121	BAR	576
08/20/25	Chinese Offshore Yuan	248,000	U.S. Dollars	34,271	DEUT	517
08/20/25	Indian Rupees	7,126,765	U.S. Dollars	82,518	DEUT	434
07/16/25	Indonesian Rupiahs	1,011,236,670	U.S. Dollars	62,060	SC	361
08/20/25	Indian Rupees	2,493,654	U.S. Dollars	28,689	BNP	336
07/16/25	Taiwan Dollars	428,082	U.S. Dollars	14,414	JPM	329
08/20/25	Indian Rupees	2,781,150	U.S. Dollars	32,076	JPM	295
07/16/25	Indonesian Rupiahs	916,654,505	U.S. Dollars	56,290	CITI	292
07/02/25	Brazilian Reals	55,794	U.S. Dollars	10,000	BNP	269
07/16/25	Taiwan Dollars	2,446,303	U.S. Dollars	84,040	SC	210
07/14/25	Taiwan Dollars	230,517	U.S. Dollars	7,747	BNP	186
08/20/25	Chinese Offshore Yuan	95,000	U.S. Dollars	13,156	CITI	170
07/16/25	Indonesian Rupiahs	239,490,093	U.S. Dollars	14,659	BNP	124
07/02/25	Japanese Yen	2,621,874	U.S. Dollars	18,114	UBS	93
07/02/25	Japanese Yen	4,018,410	U.S. Dollars	27,816	MSCS	89
07/16/25	Indonesian Rupiahs	217,440,480	U.S. Dollars	13,344	GSC	78
07/23/25	South African Rand	154,371	U.S. Dollars	8,638	JPM	65
07/14/25	Taiwan Dollars	50,278	U.S. Dollars	1,690	DEUT	40
08/04/25	Japanese Yen	1,433,740	U.S. Dollars	9,964	SC	34
07/16/25	Indonesian Rupiahs	182,570,812	U.S. Dollars	11,238	HSBC	32
07/14/25	Indonesian Rupiahs	91,981,239	U.S. Dollars	5,650	BNP	26
07/14/25	Indonesian Rupiahs	45,258,400	U.S. Dollars	2,780	DEUT	13
07/14/25	Taiwan Dollars	16,746	U.S. Dollars	563	HSBC	13
07/14/25	Indonesian Rupiahs	25,552,672	U.S. Dollars	1,570	HSBC	7
Subtotal Appreciation						$130,367

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/25	Japanese Yen	322,591	U.S. Dollars	2,243	BAR	$(3)
08/20/25	Indian Rupees	2,151,996	U.S. Dollars	25,066	SC	(18)
07/02/25	U.S. Dollars	1,679	Israeli Shekels	5,821	SC	(49)
08/20/25	Indian Rupees	4,265,268	U.S. Dollars	49,720	CITI	(74)
07/14/25	U.S. Dollars	10,000	South Korean Won	13,636,200	DEUT	(101)
07/02/25	Japanese Yen	7,802,798	U.S. Dollars	54,309	HSBC	(125)
07/16/25	U.S. Dollars	13,657	South Korean Won	18,711,891	JPM	(204)
08/20/25	U.S. Dollars	133,508	Chinese Offshore Yuan	953,601	BNP	(258)
07/09/25	U.S. Dollars	112,230	Israeli Shekels	378,909	BAR	(269)
08/20/25	U.S. Dollars	142,626	Chinese Offshore Yuan	1,019,719	JPM	(415)
08/04/25	U.S. Dollars	71,919	Danish Kroner	456,894	DEUT	(420)
07/02/25	U.S. Dollars	11,000	Brazilian Reals	62,626	CITI	(527)
08/20/25	U.S. Dollars	336,467	Chinese Offshore Yuan	2,403,549	SC	(690)
08/20/25	U.S. Dollars	194,817	Chinese Offshore Yuan	1,394,731	MSCS	(828)
07/18/25	U.S. Dollars	16,138	Israeli Shekels	57,907	UBS	(1,056)
07/02/25	U.S. Dollars	69,309	Danish Kroner	457,636	JPM	(2,945)
07/02/25	U.S. Dollars	110,405	Israeli Shekels	382,658	DEUT	(3,201)
08/04/25	U.S. Dollars	423,207	British Pounds	311,000	BAR	(3,766)
07/02/25	U.S. Dollars	114,306	Swiss Francs	93,934	HSBC	(4,081)
09/17/25	U.S. Dollars	309,320	Euro	265,000	BNP	(4,506)
07/02/25	U.S. Dollars	347,748	Brazilian Reals	1,916,961	GSC	(5,082)
07/16/25	U.S. Dollars	326,959	South Korean Won	448,652,422	CITI	(5,376)
07/18/25	U.S. Dollars	114,094	Israeli Shekels	409,073	BAR	(7,367)
07/02/25	U.S. Dollars	418,973	British Pounds	311,000	JPM	(7,921)
08/04/25	U.S. Dollars	727,378	Euro	625,622	DEUT	(11,417)
07/02/25	U.S. Dollars	2,100,457	Canadian Dollars	2,884,904	HSBC	(18,070)
08/05/25	U.S. Dollars	2,099,486	Canadian Dollars	2,881,134	HSBC	(20,474)
08/05/25	U.S. Dollars	5,967,724	Australian Dollars	9,099,692	JPM	(25,767)
07/02/25	U.S. Dollars	1,744,233	Euro	1,534,000	BOA	(62,742)
08/20/25	U.S. Dollars	792,633	Taiwan Dollars	25,949,291	BNP	(110,480)
07/02/25	U.S. Dollars	6,711,800	Australian Dollars	10,414,692	BAR	(142,630)
Subtotal Depreciation						$(440,862)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(310,495)
Swap Agreements outstanding at June 30, 2025:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.44 Index (Pay Quarterly)	(1.00)%	6/20/2030	USD	7,200,000	$(163,287)	$(102,959)	$(60,328)
					$(163,287)	$(102,959)	$(60,328)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
4.10% (Annually)	1-Day SOFR (Annually)	2/11/2026	USD	24,600,000	$31,670	$—	$31,670
1-Day SONIA (Annually)	3.50% (Annually)	3/19/2030	GBP	7,000,000	(83,685)	(191,377)	107,692
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	1,600,000	$41,860	$—	$41,860
Subtotal Appreciation					$(10,155)	$(191,377)	$181,222
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	6,100,000	$(86,398)	$—	$(86,398)
3.62% (Annually)	1-Day SOFR (Annually)	11/30/2029	USD	89,254,000	(908,524)	22,852	(931,376)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	1,700,000	(17,827)	7,323	(25,150)
Subtotal Depreciation					$(1,012,749)	$30,175	$(1,042,924)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2025					$(1,022,904)	$(161,202)	$(861,702)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$6,524,018	$—	$6,524,018	$—
Asset-Backed Securities	160,262,464	—	156,339,871	3,922,593
Corporate Bonds	221,524,831	—	221,524,831	—
Foreign Bonds	63,345,773	—	63,345,773	—
Money Market Funds	50,824,042	50,824,042	—	—
Mortgage-Backed Securities	175,711,710	—	172,896,198	2,815,512
Municipal Bonds	3,235,235	—	3,235,235	—
Purchased Options:
Call Swaption	54,605	54,605	—	—
Put Swaptions	1	1	—	—
Total Purchased Options	54,606	54,606	—	—
Repurchase Agreements	17,700,000	—	17,700,000	—
U.S. Treasury Obligations	183,686,249	—	183,686,249	—
Total Assets - Investments in Securities	$882,868,928	$50,878,648	$825,252,175	$6,738,105
Other Financial Instruments***
Forward Foreign Currency Contracts	$130,367	$—	$130,367	$—
Futures Contracts	1,673,460	1,673,460	—	—
Swap Agreements	181,222	—	181,222	—
Total Assets - Other Financial Instruments	$1,985,049	$1,673,460	$311,589	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Swaptions	$(973)	$(973)	$—	$—
Total Liabilities - Investments in Securities	$(973)	$(973)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(440,862)	$—	$(440,862)	$—
Futures Contracts	(849,032)	(849,032)	—	—
Swap Agreements	(1,103,252)	—	(1,103,252)	—
Total Liabilities - Other Financial Instruments	$(2,393,146)	$(849,032)	$(1,544,114)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended June 30, 2025.
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,450,249
3.30%, 05/19/32	1,310,000	1,229,761
2.85%, 03/28/34	2,880,000	2,555,199
1.70%, 04/23/35	3,800,000	2,921,406
3.08%, 03/30/37	1,770,000	1,507,724
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	7,020,609
0.65%, 10/27/25	7,200,000	7,114,420
0.80%, 10/28/26‡‡	7,200,000	6,907,589
Tennessee Valley Authority
3.50%, 12/15/42	500,000	407,136
4.25%, 09/15/52	1,050,000	874,868
5.25%, 02/01/55	50,000	48,879
4.63%, 09/15/60	50,000	43,615
4.25%, 09/15/65	5,400,000	4,363,875
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	196,183
3.06%, 01/15/48Ω	600,000	178,151
2.25%, 04/01/56Ω	1,000,000	179,756
Total Agency Obligations (Cost $40,347,186)		37,999,420
ASSET-BACKED SECURITIES — 11.7%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 8.51%, 04/15/37 144A †	1,750,000	1,756,310
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	470,921	448,004
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	676,251	630,440
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	995,803	1,013,325
AASET, Ltd., Series 2025-2A, Class A
5.52%, 02/16/50 144A	350,000	354,248
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	945,319	972,529
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	756,255	778,023
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	1,497,404	1,527,892
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.83%, 03/25/37†	2,167,902	875,949
	Par	Value
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	$235,110	$237,712
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 6.26%, 08/18/42 144A †	1,250,000	1,238,629
Affirm Asset Securitization Trust, Series 2024-X2, Class A
5.22%, 12/17/29 144A	510,274	510,574
Affirm Master Trust, Series 2025-1A, Class A
4.99%, 02/15/33 144A	635,000	640,220
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.71%, 04/20/38 144A †	900,000	901,347
AIMCO CLO 21, Ltd., Series 2024-21A, Class B
(Floating, CME Term SOFR 3M + 1.92%, 1.92% Floor), 6.19%, 04/18/37 144A †	385,000	386,448
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,100,330	1,102,152
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,287,212
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.26%, 06/13/31 144A †	1,950,000	1,957,131
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,016,296
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	507,677
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,420,089	1,451,238
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,304,403	1,243,197
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	1,991,667	1,758,746
American Credit Acceptance Receivables Trust, Series 2022-4, Class D
8.00%, 02/15/29 144A	1,204,765	1,219,738
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	1,390,000	1,401,336

See Notes to Financial Statements.

	Par	Value
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	$2,600,000	$2,640,961
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.11%, 01/25/36†	578,045	575,665
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 11.99%, 01/25/36 144A †	1,000,000	1,012,015
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	938,973
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A †††	2,095,000	2,087,647
Aqua Finance Issuer Trust, Series 2025-A, Class A
5.25%, 12/19/50 144A	540,245	544,046
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,507,239
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.75%, 01/15/37 144A †	859,846	859,528
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,095,500	2,001,048
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.70%, 12/17/29 144A †	1,300,000	1,288,132
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.62%, 10/20/36 144A †	1,500,000	1,503,229
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, Euribor 3M + 1.70%), 4.15%, 04/15/38(E) 144A †	610,000	720,814
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 6.18%, 01/25/38 144A †	1,000,000	1,003,300
AutoNation Finance Trust, Series 2025-1A, Class C
5.19%, 12/10/30 144A	100,000	101,547
AutoNation Finance Trust, Series 2025-1A, Class D
5.63%, 09/10/32 144A	100,000	101,500
	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	$1,075,000	$1,097,139
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D
7.59%, 04/20/29 144A	240,000	244,608
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	252,919
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,380,940
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,880,000	1,932,559
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,035,202
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	250,000	257,853
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,376,886
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	254,561
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.03%, 07/25/37 144A †	1,925,000	1,928,469
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 6.08%, 07/24/36 144A †	1,750,000	1,755,913
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.02%, 01/21/38 144A †	1,715,000	1,720,699
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	13,998	14,006
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,406,552
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.20%, 08/15/28†	1,600,000	1,602,883
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 8.27%, 01/20/37 144A †	$1,325,000	$1,345,654
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 6.28%, 04/20/37 144A †	900,000	900,163
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 6.31%, 09/19/39 144A †	1,000,000	1,005,962
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 6.01%, 10/21/42 144A †	1,350,000	1,334,266
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	505,847	509,332
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	100,000	100,885
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,004,134
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.26%, 08/19/37 144A †	750,000	749,581
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.61%, 07/15/39 144A †	250,000	250,105
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 7.68%, 07/15/39 144A †	2,000,000	2,010,652
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	124,819	117,912
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,188,750	1,127,993
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,201,525
Carlyle U.S. CLO, Ltd., Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.38%), 5.64%, 07/25/38 144A †	4,050,000	4,050,000
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	485,000	496,409
	Par	Value
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	$840,000	$861,601
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 4.58%, 01/25/37†	945,483	844,887
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	516,313	520,173
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	853,687
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,266,932
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,515,441
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	186,786	177,108
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	973,456	988,430
Ceamer Finance III LLC
6.79%, 11/15/39†††	579,131	583,459
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.69%, 07/20/37 144A †	1,085,000	1,089,743
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class A
(Floating, 1.65% - CME Term SOFR 3M), 0.00%, 07/15/37 144A †	1,250,000	1,250,000
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class B
(Floating, 1.95% - CME Term SOFR 3M), 0.00%, 07/15/37 144A †	300,000	300,000
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.66%, 03/22/35 144A †	1,250,000	1,255,082
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 7.61%, 09/13/35 144A †	750,000	754,970
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.61%, 01/15/36 144A †	1,750,000	1,756,920

See Notes to Financial Statements.

	Par	Value
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.46%, 01/15/36 144A †	$1,000,000	$1,006,316
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.66%, 04/15/36 144A †	1,500,000	1,507,078
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.81%, 07/15/36 144A †	1,000,000	1,000,967
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.11%, 10/15/36 144A †	950,000	945,545
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 6.14%, 04/22/33 144A †	1,000,000	1,002,962
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 6.08%, 07/23/33 144A †	1,250,000	1,253,675
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 6.02%, 09/22/33 144A †	1,250,000	1,254,822
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 7.01%, 10/15/34 144A †	1,250,000	1,256,287
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,721,961
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	660,106	652,654
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	314,666	315,097
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.59%, 01/18/38 144A †	2,720,000	2,728,160
CIFC Funding, Ltd., Series 2019-4A, Class A1R2
(Floating, 1.30% - CME Term SOFR 3M), 0.00%, 07/15/38 144A †	6,200,000	6,200,000
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.57%, 01/20/37 144A †	1,200,000	1,209,982
	Par	Value
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	$1,250,000	$1,253,932
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 06/21/32	1,850,000	1,866,331
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.91% on 08/25/25), 4.94%, 03/25/36 STEP	1,805,468	877,100
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	2,006,464	2,019,582
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	48,333	45,048
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	812,248	745,711
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	179,533	164,170
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	688,448
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A †††	500,000	507,474
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	607,084
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	200,000	202,003
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	213,550
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	100,000	89,714
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 8.77%, 04/20/37 144A †	1,400,000	1,416,725
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, Euribor 3M + 1.65%), 3.94%, 05/26/38(E) 144A †	1,600,000	1,884,373
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 5.18%, 03/25/34†	56,528	57,566
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.67%, 12/15/35†	10,262	9,916
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	$100,000	$97,512
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	450,000	429,306
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.91%, 02/20/50 144A	100,000	102,103
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49 144A	329,875	327,160
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,199,168
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	245,813
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.68%, 10/19/29 144A †	1,000,000	1,002,755
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 6.37%, 04/15/29 144A †	1,500,000	1,504,097
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 5.62%, 12/27/66 144A †	553,884	557,443
Elmwood CLO X, Ltd., Series 2021-3A, Class AR2
(Floating, 1.30% - CME Term SOFR 3M), 0.00%, 07/20/38 144A †	1,000,000	1,000,000
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,382,250	1,363,183
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 07/16/29	100,000	101,219
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	868,401
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
4.70%, 09/15/27	835,300	835,406
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	475,000	475,774
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,392,180
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	220,757	225,094
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,430,966	1,462,401
	Par	Value
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	$803,723	$815,413
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	401,862	408,450
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	379,340	379,603
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	1,375,603	1,384,152
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	580,417	586,286
FIGRE Trust, Series 2025-HE1, Class A
5.83%, 01/25/55 144A	541,335	547,659
FIGRE Trust, Series 2025-PF1, Class A
5.76%, 06/25/55 144A	1,433,227	1,449,044
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	148,419
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	247,712
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	247,948
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,490,760
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	995,000	1,029,622
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	640,250	676,921
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	33,792	33,803
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	104,610	104,545
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	93,326	93,380
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,734,597
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 6.15%, 02/23/39 144A †	13,819	13,804
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.27%, 10/18/33 144A †	1,250,000	1,257,280

See Notes to Financial Statements.

	Par	Value
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	$441,147	$450,847
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	183,056	184,299
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	1,380,000	1,402,613
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.41%, 10/19/39 144A †	450,000	449,820
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.91%, 08/01/30 144A †	400,000	396,725
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 6.16%, 08/01/30 144A †	300,000	297,031
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 6.23%, 11/16/36 144A †	1,000,000	996,965
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	642,050	655,189
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2
4.75%, 03/15/28 144A	1,800,000	1,801,634
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D
5.59%, 01/15/31 144A	100,000	101,821
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,455,542
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,107,068
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	840,590
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	844,741
GLS Auto Select Receivables Trust, Series 2025-3A, Class C
4.94%, 09/15/31 144A	100,000	100,283
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	71,031	71,106
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,211,703
	Par	Value
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.67%, 04/20/37 144A †	$1,000,000	$1,006,767
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.56%, 11/05/37 144A †	1,000,000	1,000,278
Golub Capital Partners CLO, Series 2013-16A, Class A1R3
(Floating, CME Term SOFR 3M + 1.63%), 5.95%, 08/09/39 144A † γ	1,050,000	1,050,000
Golub Capital Partners CLO, Series 2013-16A, Class BR3
(Floating, CME Term SOFR 3M + 1.95%), 6.27%, 08/09/39 144A	400,000	400,000
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,473,429	1,491,717
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,562,192	1,227,223
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,582,003	1,382,231
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.61%, 1.36% Floor), 5.93%, 07/16/35 144A †	629,278	618,653
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.45%), 5.80%, 07/20/38 144A †	2,500,000	2,500,000
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.22%, 07/20/37 144A †	1,100,000	1,105,182
HERA Commercial Mortgage, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.48%, 02/18/38 144A †	208,477	208,304
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	419,074	432,544
Hilton Grand Vacations Trust, Series 2025-1A, Class C
5.52%, 05/27/42 144A	100,000	100,970
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	$395,295	$402,417
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.67%, 01/20/37 144A †	2,550,000	2,548,407
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,450,000	2,476,772
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	100,313	95,851
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,300,004
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	774,089
HPS Private Credit CLO LLC, Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.65%), 5.91%, 07/20/37 144A	1,000,000	1,000,000
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	401,665
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 5.71%, 07/28/34 144A †	1,500,000	1,503,030
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.65%, 01/15/38 144A †	2,720,000	2,729,704
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	626,219
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	100,000	102,065
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	155,581	142,335
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	58,407	57,593
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.12%, 04/20/32 144A †	1,400,000	1,403,397
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32Δ	1,562,295	1,370,896
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	53,583	49,143
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	137,568	136,248
	Par	Value
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.90%, 05/20/54 144A †	$316,778	$318,556
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A
4.21%, 12/15/42 144A	811,903	790,781
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A
4.25%, 12/15/38 144A	1,036,449	1,016,077
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 6.28%, 10/20/34 144A †	2,500,000	2,509,349
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.73%, 02/15/39 144A †	300,000	299,428
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	98,732	96,021
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	829,294
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	551,203
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,109,988
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 6.16%, 08/17/42 144A †	1,000,000	994,469
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 6.18%, 07/15/36 144A †	1,100,000	1,100,241
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.08%, 11/15/38 144A †	940,000	936,463
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	763,622	712,497
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	290,607	282,911
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.77%, 04/23/38 144A †	650,000	649,527
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,131,343

See Notes to Financial Statements.

	Par	Value
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	$1,335,000	$1,372,927
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	756,340	707,139
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	2,332	2,333
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.53%, 07/16/36 144A †	179,850	179,626
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.67%, 02/19/37 144A †	618,952	618,225
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,371,436
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 5.10%, 10/25/35†	151,039	150,279
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 4.62%, 05/25/37†	1,197,088	921,070
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.41%, 0.15% Floor), 4.73%, 11/25/36†	4,599,386	1,480,135
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,415,915	1,218,614
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	306,255	291,611
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	126,260	118,913
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	79,495	80,207
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 4.61%, 06/25/37†	1,164,392	1,139,509
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.88%, 07/16/40 144A †	708,298	711,862
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	222,899
	Par	Value
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	$1,031,873	$965,895
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	987,500	978,789
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 6.36%, 07/15/38 144A †	1,100,000	1,105,622
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.91%, 10/20/61 144A	230,000	216,728
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	1,426,188	1,427,903
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	425,000	428,433
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,377,180
OBX Trust, Series 2025-HE1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.91%, 02/25/55 144A †	475,500	476,985
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.21%, 02/25/55 144A †	1,000,000	1,000,746
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.70%, 04/26/36 144A †	2,400,000	2,405,265
OCP CLO, Ltd., Series 2016-11A, Class AR3
(Floating, 1.30% - CME Term SOFR 3M), 0.00%, 07/26/38 144A †	2,400,000	2,400,000
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.68%, 01/21/38 144A †	1,265,000	1,269,446
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	100,000	95,643
OneMain Financial Issuance Trust, Series 2025-1A, Class D
5.79%, 07/14/38 144A †††	125,000	125,997
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.73%, 05/25/37†	1,495,425	802,218
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.72%, 02/20/36 144A †	$1,000,000	$1,004,496
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.62%, 04/20/36 144A †	1,000,000	1,004,438
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.72%, 04/20/38 144A †	800,000	796,000
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.27%, 04/20/36 144A †	1,000,000	1,003,057
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.77%, 04/20/36 144A †	1,000,000	1,004,717
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.21%, 07/15/36 144A †	2,200,000	2,207,938
OWL Rock CLO XXI LLC, Series 2025-21A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 6.22%, 07/24/34 144A † γ	300,000	301,559
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.12%, 10/20/37 144A †	1,000,000	1,001,572
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.16%, 10/15/30 144A †	1,000,000	1,003,732
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.66%, 04/15/31 144A †	1,600,000	1,601,810
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, Euribor 3M + 1.65%), 4.01%, 04/15/38(E) 144A †	1,350,000	1,587,751
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 6.50%, 09/17/39 144A †	94,513	94,592
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 5.57%, 09/25/65 144A †	140,899	141,346
	Par	Value
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 5.37%, 11/25/65 144A †	$142,430	$142,214
Pk Alift Loan Funding 6 LP, Series 2025-1, Class A
5.37%, 11/15/42 144A	1,000,000	1,004,645
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.96%, 03/06/38 144A †	2,150,000	2,152,801
PRET LLC, Series 2024-NPL7, Class A1
(Step to 8.93% on 11/25/27), 5.93%, 10/25/54 144A STEP	1,272,080	1,269,710
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,384,740
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,586,295
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	1,550,000	1,573,095
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	443,795	448,011
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 5.63%, 11/25/36 144A †	552,248	552,544
Regatta 30 Funding, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.63%, 01/25/38 144A † γ	6,650,000	6,675,344
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.68%, 07/17/37 144A †	250,000	250,953
Regatta XI Funding, Ltd., Series 2018-1A, Class BR
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 6.03%, 07/17/37 144A †	1,825,000	1,831,027
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,378,417
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	555,488
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A	1,000,000	1,012,111

See Notes to Financial Statements.

	Par	Value
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	$1,270,000	$1,290,093
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.65%, 07/15/39 144A †	1,600,000	1,605,913
RR 40, Ltd., Series 2025-40A, Class A1
(Floating, CME Term SOFR 3M + 1.34%), 5.64%, 07/15/38 144A † γ	6,950,000	6,950,000
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	790,330
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	257,005	265,337
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,066,697
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
4.76%, 08/16/27	553,028	553,258
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	1,675,000	1,682,071
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	2,025,000	2,025,999
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 05/15/31	800,000	814,510
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 1.54%, 03/25/35†	34,586	30,670
SEB Funding LLC, Series 2021-1A, Class A2
4.97%, 01/30/52 144A	1,406,475	1,381,482
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	150,000	153,596
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.75%, 11/25/36†	1,728,008	480,451
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 02/25/37 144A †	1,583,241	1,366,245
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	314,356	320,347
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,275,750	1,255,626
	Par	Value
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	$480,000	$448,226
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	641,875	662,346
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	102,316
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	304,326
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C
5.05%, 04/20/33 144A †††	300,000	302,491
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,886,250	1,769,531
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	619,139	618,906
SLAM, Ltd., Series 2025-1A, Class A
5.81%, 05/15/50 144A	2,750,000	2,850,189
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	150,830	145,343
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	1,243,943	1,162,343
SMB Private Education Loan Trust, Series 2024-A, Class C
6.22%, 03/15/56 144A	1,905,000	1,939,205
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	694,126	711,465
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	618,583	605,871
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	475,833	455,453
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	770,000	655,567
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, Euribor 3M + 1.60%), 3.89%, 04/20/39(E) 144A †	1,330,000	1,565,071
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.71%, 06/25/37†	1,419,367	934,456
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	736,208	676,514
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,004,929
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,008,531
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2
5.00%, 05/25/50 144A	$650,000	$644,321
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2
4.63%, 07/20/27 144A	2,100,000	2,105,757
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	721,172	691,012
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	497,083	503,522
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	811,778	843,693
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,523,991	1,542,580
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 5.21%, 02/25/35 144A †	844,262	834,706
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 5.06%, 11/25/37†	1,443,122	1,400,669
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	796,000	818,817
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,482,550	1,510,629
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	348,250	357,766
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	696,500	691,558
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,378,075	1,373,207
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	155,788	157,187
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,880,319	1,666,989
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	642,417	637,969
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	714,332
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	353,085
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	988,092
	Par	Value
Sycamore Tree CLO, Ltd., Series 2021-1A, Class CR
(Floating, CME Term SOFR 3M + 2.05%, 2.05% Floor), 6.32%, 01/20/38 144A †	$1,475,000	$1,482,083
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	609,669
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	666,667	622,594
Textainer Marine Containers VII, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	693,333	617,699
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	966,875	870,147
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	498,437	506,823
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,204,342	1,224,777
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.47%, 01/20/36 144A †	900,000	906,390
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	799,896	813,637
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A
4.65%, 05/25/38 144A	2,775,000	2,816,580
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	996,562
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	496,302
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	986,462
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	305,206
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	498,907
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.66%, 03/17/42 144A †	1,500,000	1,502,881
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	919,800	841,049
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,924,882	1,825,103

See Notes to Financial Statements.

	Par	Value
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, CME Term SOFR 1M + 1.54%), 5.85%, 09/18/42 144A †	$1,100,000	$1,101,273
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	433,257	419,713
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	498,898	465,664
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28Δ	498,898	471,757
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	874,491	893,103
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	573,188	586,700
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	198,259	200,774
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	100,000	102,486
USB Auto Owner Trust, Series 2025-1A, Class D
5.40%, 12/15/32 144A	100,000	101,077
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	496,136
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	149,185
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,130,125
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	906,319	918,494
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	712,463	708,516
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 04/25/29), 5.81%, 04/25/55 144A STEP	866,786	871,369
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	585,742	592,266
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.63%, 10/15/37 144A †	925,000	929,137
Voya CLO, Ltd., Series 2020-2A, Class A1RR
(Floating, CME Term SOFR 3M + 1.31%), 5.59%, 01/20/38 144A † γ	4,300,000	4,315,895
	Par	Value
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	$128,337	$123,170
WAVE Trust, Series 2017-1A, Class A
3.84%, 11/15/42 144A	73,717	71,512
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R2
(Floating, CME Term SOFR 3M + 1.12%, 1.12% Floor), 5.39%, 07/20/32 144A †	6,189,586	6,192,681
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.12%, 10/18/37 144A †	1,250,000	1,252,454
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,105,271
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,422,658
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1
4.80%, 09/19/39 144A	1,360,000	1,367,320
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	276,945	285,856
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,181,366
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	379,123
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	1,345,000	1,382,442
Total Asset-Backed Securities (Cost $376,998,055)		377,634,714
COMMERCIAL PAPER — 0.8%
Alimentation Couche-Tard, Inc.
4.56%, 07/29/25	1,320,000	1,315,017
American Honda Finance Corporation
4.64%, 08/18/25	2,526,000	2,510,050
Dominion Energy, Inc.
4.58%, 08/27/25	8,178,000	8,117,352
Hyundai Capital America
4.59%, 08/27/25	4,168,000	4,136,889
PPG Industries, Inc.
0.00%, 08/15/25	1,608,000	1,598,734
Reckitt Benckiser Treasury Services PLC
4.52%, 07/14/25	6,849,000	6,837,198
Total Commercial Paper (Cost $24,518,449)		24,515,240
CORPORATE BONDS — 25.1%
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	668,843
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	99,834
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Acrisure LLC
6.75%, 07/01/32 144A	$710,000	$720,684
Acushnet Co.
7.38%, 10/15/28 144A Δ	750,000	782,683
Adventist Health System
2.95%, 03/01/29	160,000	148,777
5.76%, 12/01/34	450,000	451,176
AGCO Corporation
5.80%, 03/21/34	443,000	449,892
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	583,235
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 09/24/29ρ Δ ^	540,000	529,399
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,010,000	1,892,810
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29Δ	1,400,000	1,293,461
3.38%, 08/15/31	325,000	300,682
5.15%, 04/15/53	600,000	525,884
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34	527,000	541,674
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,081
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	76,585
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,450,130
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,215,336
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	312,841
2.38%, 07/15/31	205,000	178,626
American International Group, Inc.
3.40%, 06/30/30	250,000	237,867
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,255,552
5.75%, 10/01/29	250,000	256,132
6.14%, 06/13/32 144A Δ	600,000	615,952
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,185,095
3.95%, 03/15/29	300,000	293,804
5.90%, 11/15/33	4,260,000	4,497,961
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,294,529
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	1,000,000	633,804
Amgen, Inc.
5.25%, 03/02/30	1,873,000	1,930,448
4.20%, 03/01/33Δ	2,775,000	2,664,759
5.25%, 03/02/33	995,000	1,019,251
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,784,373
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,977,506
	Par	Value
AppLovin Corporation
5.13%, 12/01/29	$585,000	$592,785
5.38%, 12/01/31	640,000	651,531
5.50%, 12/01/34Δ	4,538,000	4,609,372
Aquila FDG
7.45%, 09/30/45†††	400,000	405,042
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	597,562
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	202,460
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	143,200
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	482,000	448,706
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	106,844
Arthur J Gallagher & Co.
5.00%, 02/15/32	120,000	121,727
5.15%, 02/15/35	320,000	320,336
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A	850,000	836,766
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	338,698
5.95%, 10/15/33 144A	1,900,000	1,969,125
5.80%, 04/15/34 144A Δ	752,000	770,035
Aspen Insurance Holdings, Ltd.
5.75%, 07/01/30	175,000	177,974
Assurant, Inc.
6.10%, 02/27/26	800,000	804,498
AT&T, Inc.
2.75%, 06/01/31	175,000	158,724
2.25%, 02/01/32Δ	275,000	236,771
2.55%, 12/01/33	3,719,000	3,113,793
5.38%, 08/15/35Δ	1,675,000	1,706,224
4.90%, 08/15/37	200,000	191,811
3.50%, 06/01/41	400,000	314,015
5.15%, 11/15/46	125,000	115,452
3.65%, 06/01/51	500,000	355,548
3.50%, 09/15/53	1,664,000	1,127,172
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.05%, 02/23/27(E) †	1,700,000	2,012,670
Atlassian Corporation
5.50%, 05/15/34	3,175,000	3,261,918
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	139,115
4.75%, 06/01/30	225,000	223,843
Aviation Capital Group LLC
5.13%, 04/10/30 144A	15,000	15,149
6.38%, 07/15/30 144A	2,770,000	2,941,135
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	155,000	159,783
6.25%, 03/15/33 144A	155,000	159,985
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	263,788
Bank of America Corporation
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,002,771

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	$700,000	$688,609
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,976,960
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,482,009
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29Δ ^	1,600,000	1,610,369
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	523,345
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,461,200
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 05/01/30ρ ^	350,000	363,354
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	68,519
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	1,010,744
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32^	3,254,000	2,921,801
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	658,125
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	425,000	380,693
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33Δ ^	1,065,000	1,048,339
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	600,000	607,204
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,755,082
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	5,780,000	5,940,260
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	195,000	195,090
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36Δ ^	1,775,000	1,825,757
(Variable, U.S. SOFR + 1.70%), 5.74%, 02/12/36Δ ^	25,000	25,416
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,712,000	1,451,143
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ Δ ^	700,000	685,413
Banner Health
2.34%, 01/01/30	865,000	795,889
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	267,332
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,833,241
Becton, Dickinson and Co.
2.82%, 05/20/30	3,625,000	3,357,054
Belrose Funding Trust II
6.79%, 05/15/55 144A	500,000	511,532
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	942,915
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	388,292
	Par	Value
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	$725,000	$656,910
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	2,062,725
4.88%, 07/15/26 144A	450,000	449,806
5.80%, 06/15/31	450,000	473,085
BGC Group, Inc.
6.15%, 04/02/30 144A	1,105,000	1,120,720
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	716,767
Black Hills Corporation
2.50%, 06/15/30Δ	490,000	441,165
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,519,463
Block, Inc.
3.50%, 06/01/31Δ	1,505,000	1,381,655
Blue Owl Capital Corporation
2.88%, 06/11/28	2,200,000	2,050,110
Blue Owl Finance LLC
6.25%, 04/18/34	1,285,000	1,322,920
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,416,444
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	635,542
5.63%, 08/01/34	350,000	355,221
Boeing Co. (The)
6.26%, 05/01/27	400,000	411,691
6.30%, 05/01/29	400,000	422,990
2.95%, 02/01/30Δ	149,000	138,197
5.15%, 05/01/30	1,256,000	1,279,313
6.39%, 05/01/31Δ	400,000	430,056
6.53%, 05/01/34	5,650,000	6,142,587
3.25%, 02/01/35	25,000	21,070
5.71%, 05/01/40	1,075,000	1,062,770
3.85%, 11/01/48	25,000	17,976
3.75%, 02/01/50Δ	183,000	129,357
5.81%, 05/01/50	4,275,000	4,103,675
6.86%, 05/01/54	1,960,000	2,147,554
7.01%, 05/01/64	300,000	329,824
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	531,113
Boston Properties LP REIT
4.50%, 12/01/28	900,000	893,195
2.55%, 04/01/32	1,100,000	928,554
BP Capital Markets America, Inc.
4.23%, 11/06/28	150,000	150,094
Brandywine Operating Partnership LP REIT
8.88%, 04/12/29	500,000	541,729
Brink's Co. (The)
6.50%, 06/15/29 144A	160,000	165,045
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,789,002
4.15%, 04/15/32 144A	2,420,000	2,333,288
3.42%, 04/15/33 144A	900,000	816,517
3.47%, 04/15/34 144A	9,530,000	8,516,639
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.14%, 11/15/35 144A	$2,908,000	$2,453,887
3.19%, 11/15/36 144A	28,000	23,223
3.50%, 02/15/41 144A	325,000	257,735
Brookfield Capital Finance LLC
6.09%, 06/14/33	150,000	158,768
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A Δ	1,250,000	1,332,225
Brown & Brown, Inc.
5.65%, 06/11/34	350,000	359,704
5.55%, 06/23/35Δ	385,000	392,745
6.25%, 06/23/55	125,000	128,971
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	1,020,323
6.75%, 05/15/35 144A	950,000	979,322
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	728,000	720,095
4.65%, 09/17/34	728,000	706,645
CACI International, Inc.
6.38%, 06/15/33 144A	445,000	459,773
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,227,897
Cardinal Health, Inc.
5.13%, 02/15/29Δ	510,000	523,166
5.35%, 11/15/34Δ	1,305,000	1,331,482
Carnival Corporation
5.75%, 03/15/30 144A Δ	1,460,000	1,485,645
5.88%, 06/15/31 144A	2,565,000	2,614,697
6.13%, 02/15/33 144A Δ	2,325,000	2,380,282
Carrier Global Corporation
2.72%, 02/15/30	650,000	604,280
2.70%, 02/15/31Δ	950,000	864,716
5.90%, 03/15/34	1,036,000	1,103,635
CBRE Services, Inc.
4.80%, 06/15/30	100,000	100,355
5.50%, 06/15/35	2,500,000	2,516,931
CDW LLC
3.57%, 12/01/31	5,040,000	4,642,387
Celanese U.S. Holdings LLC
6.85%, 11/15/28Δ	940,000	988,359
Centene Corporation
4.25%, 12/15/27	88,000	86,722
2.50%, 03/01/31	4,845,000	4,174,703
CenterPoint Energy Resources Corporation
5.40%, 07/01/34	1,300,000	1,322,426
Central Parent, Inc.
7.25%, 06/15/29 144A	600,000	489,846
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	928,909
Charter Communications Operating LLC
2.25%, 01/15/29Δ	2,300,000	2,118,699
6.65%, 02/01/34	430,000	460,630
6.55%, 06/01/34Δ	970,000	1,035,348
6.38%, 10/23/35	945,000	993,020
4.80%, 03/01/50	45,000	36,030
	Par	Value
5.25%, 04/01/53	$35,000	$29,756
3.95%, 06/30/62Δ	8,445,000	5,445,596
Cheniere Energy Partners LP
5.95%, 06/30/33	4,095,000	4,276,350
5.75%, 08/15/34Δ	50,000	51,374
5.55%, 10/30/35 144A	300,000	302,473
Cheniere Energy, Inc.
5.65%, 04/15/34	200,000	204,932
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,417,971
5.85%, 08/01/34	1,894,000	1,909,969
Chubb Corporation (The)
6.80%, 11/15/31	854,000	953,391
Cigna Group (The)
2.40%, 03/15/30Δ	550,000	502,026
2.38%, 03/15/31	1,100,000	978,265
5.13%, 05/15/31Δ	1,240,000	1,276,114
3.20%, 03/15/40	675,000	517,238
4.90%, 12/15/48Δ	300,000	262,135
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 144A	250,000	256,616
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	150,000	151,841
4.30%, 11/20/26	75,000	74,914
4.45%, 09/29/27	150,000	150,175
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	800,000	843,606
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	147,685
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,653,189
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.57%), 6.75%, 02/15/30ρ ^	200,000	201,973
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	665,482
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	2,045,000	2,101,126
Civitas Resources, Inc.
8.38%, 07/01/28 144A Δ	290,000	297,297
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	492,398
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,700,073
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	607,559
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	470,000	484,606
Cogent Communications Group LLC
7.00%, 06/15/27 144A	262,000	263,436
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	970,000	1,018,360

See Notes to Financial Statements.

	Par	Value
Comcast Corporation
5.30%, 06/01/34	$1,157,000	$1,185,571
3.75%, 04/01/40	75,000	62,301
CommonSpirit Health
6.46%, 11/01/52	1,005,000	1,067,066
Continental Resources, Inc.
5.75%, 01/15/31 144A	8,710,000	8,797,570
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	701,766
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	614,344
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	565,667
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	490,925
CRH America Finance, Inc.
3.40%, 05/09/27 144A Δ	2,100,000	2,066,003
3.95%, 04/04/28 144A Δ	500,000	495,506
Crown Americas LLC
5.88%, 06/01/33 144A	910,000	916,789
CSC Holdings LLC
5.38%, 02/01/28 144A Δ	1,295,000	1,186,752
7.50%, 04/01/28 144A Δ	1,580,000	1,174,043
CSX Corporation
3.80%, 04/15/50	250,000	189,495
CubeSmart LP REIT
2.50%, 02/15/32	105,000	90,477
Dell International LLC
5.30%, 10/01/29	125,000	128,681
8.35%, 07/15/46	19,000	24,254
Devon Energy Corporation
5.60%, 07/15/41	77,000	71,295
4.75%, 05/15/42Δ	480,000	402,282
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	225,000	210,172
Diamondback Energy, Inc.
5.55%, 04/01/35	95,000	96,074
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,466,460
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,379,724
Dominion Energy, Inc.
3.38%, 04/01/30Δ	225,000	213,913
5.00%, 06/15/30	500,000	510,478
2.25%, 08/15/31Δ	2,300,000	2,012,207
Dow Chemical Co. (The)
6.90%, 05/15/53Δ	280,000	301,546
DR Horton, Inc.
5.50%, 10/15/35Δ	440,000	448,335
Duke Energy Carolinas LLC
4.85%, 01/15/34Δ	1,000,000	999,147
Duke Energy Corporation
2.45%, 06/01/30Δ	1,800,000	1,634,036
5.45%, 06/15/34Δ	1,485,000	1,526,247
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,132,941
	Par	Value
Duke Energy Progress LLC
3.40%, 04/01/32Δ	$2,300,000	$2,137,326
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	349,509
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	645,439
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	507,130
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	111,237
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,233,587
3.88%, 11/30/30 CONV 1	562,704	663,991
Ecolab, Inc.
2.75%, 08/18/55	68,000	40,596
Elevance Health, Inc.
5.20%, 02/15/35	685,000	692,514
Encore Capital Group, Inc.
8.50%, 05/15/30 144A	600,000	644,052
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,568,587
Energy Transfer LP
5.95%, 12/01/25	300,000	300,512
5.63%, 05/01/27 144A	200,000	200,398
5.50%, 06/01/27	675,000	687,355
4.95%, 05/15/28	900,000	912,937
5.25%, 04/15/29	700,000	717,107
5.75%, 02/15/33	4,790,000	4,974,254
5.70%, 04/01/35Δ	2,385,000	2,430,400
5.30%, 04/15/47	125,000	110,363
5.40%, 10/01/47	50,000	44,574
6.00%, 06/15/48	50,000	48,064
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,023,776
Enstar Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A ^	350,000	360,902
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,726,983
Enterprise Products Operating LLC
4.20%, 01/31/50	550,000	436,332
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,198,692
3.60%, 11/15/31	2,300,000	2,090,573
EQT Corporation
3.63%, 05/15/31 144A	2,500,000	2,319,343
Equifax, Inc.
5.10%, 12/15/27	1,800,000	1,829,330
Equinix Europe 2 Financing Corporation LLC REIT
5.50%, 06/15/34	170,000	174,188
Equinix, Inc. REIT
1.55%, 03/15/28Δ	2,200,000	2,051,399
2.15%, 07/15/30	3,470,000	3,089,354
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Equitable Holdings, Inc.
4.35%, 04/20/28	$2,600,000	$2,595,911
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	752,000	771,827
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	938,225
Exelon Corporation
4.05%, 04/15/30	325,000	319,846
4.70%, 04/15/50	25,000	21,105
Expedia Group, Inc.
4.63%, 08/01/27	303,000	304,413
3.80%, 02/15/28	300,000	295,643
3.25%, 02/15/30Δ	3,445,000	3,251,080
2.95%, 03/15/31	95,000	86,630
5.40%, 02/15/35	2,530,000	2,548,684
Extra Space Storage LP REIT
3.88%, 12/15/27Δ	900,000	890,214
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,200,038
Fair Isaac Corporation
6.00%, 05/15/33 144A	995,000	1,006,607
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	577,157
Federal Realty OP LP REIT
3.50%, 06/01/30Δ	1,900,000	1,808,424
FedEx Corporation
4.10%, 02/01/45 144A	150,000	114,930
4.05%, 02/15/48 144A	375,000	277,867
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,152,680
First American Financial Corporation
4.00%, 05/15/30Δ	450,000	431,400
5.45%, 09/30/34	700,000	686,077
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31^	780,000	791,419
Fiserv, Inc.
4.20%, 10/01/28	375,000	373,088
2.65%, 06/01/30Δ	120,000	110,020
5.60%, 03/02/33Δ	52,000	53,942
5.63%, 08/21/33	2,140,000	2,226,106
5.15%, 08/12/34Δ	400,000	401,669
Florida Power & Light Co.
3.80%, 12/15/42	425,000	346,600
Ford Motor Credit Co. LLC
6.95%, 03/06/26Δ	2,500,000	2,524,464
5.92%, 03/20/28Δ	1,100,000	1,111,388
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,125,049	1,012,647
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A	350,000	360,236
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,556,416
	Par	Value
5.88%, 01/25/34 144A	$640,000	$650,959
6.20%, 01/25/37 144A	500,000	521,079
Fox Corporation
4.71%, 01/25/29	250,000	252,100
3.50%, 04/08/30	125,000	119,611
6.50%, 10/13/33	750,000	811,725
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,268,378
GATX Corporation
6.90%, 05/01/34	1,550,000	1,720,491
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	345,075
General Motors Co.
5.95%, 04/01/49	214,000	200,216
General Motors Financial Co., Inc.
6.00%, 01/09/28Δ	1,405,000	1,447,536
5.05%, 04/04/28Δ	600,000	604,696
2.40%, 04/10/28	150,000	141,160
Gilead Sciences, Inc.
4.50%, 02/01/45Δ	275,000	239,771
Glencore Funding LLC
2.63%, 09/23/31 144A	575,000	505,380
6.50%, 10/06/33 144A	10,090,000	10,946,311
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	756,000	856,759
Global Partners LP
8.25%, 01/15/32 144A	550,000	578,873
Global Payments, Inc.
5.30%, 08/15/29	550,000	560,153
2.90%, 05/15/30	1,600,000	1,471,592
5.40%, 08/15/32Δ	3,650,000	3,727,773
Globe Life, Inc.
5.85%, 09/15/34	210,000	217,568
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 6.29%, 10/28/27†	1,800,000	1,830,339
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,182,271
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	1,050,000	1,108,198
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ ^	650,000	672,417
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,414,071
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	200,763
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,963,594
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	980,545
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	202,470
6.13%, 02/23/38 144A	200,000	206,361

See Notes to Financial Statements.

	Par	Value
6.10%, 08/23/42 144A	$250,000	$250,364
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	261,128
6.50%, 05/06/34Δ	250,000	261,672
HAH Group Holding Co. LLC
9.75%, 10/01/31 144A Δ	440,000	436,536
Hasbro, Inc.
6.05%, 05/14/34Δ	400,000	412,763
HCA, Inc.
5.88%, 02/15/26	300,000	300,335
5.38%, 09/01/26	1,600,000	1,608,370
3.13%, 03/15/27Δ	2,100,000	2,057,063
5.45%, 04/01/31	5,456,000	5,627,656
3.63%, 03/15/32	700,000	645,951
5.60%, 04/01/34	4,505,000	4,611,108
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30Δ	1,500,000	1,392,235
2.05%, 03/15/31	175,000	146,537
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A Δ	4,650,000	4,242,005
Henneman Trust
6.58%, 05/15/55 144A	450,000	452,646
Hess Midstream Operations LP
4.25%, 02/15/30 144A	870,000	837,177
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	793,000	769,582
6.35%, 10/15/45Δ	30,000	30,801
HF Sinclair Corporation
6.25%, 01/15/35Δ	400,000	406,289
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	257,375
Hillenbrand, Inc.
6.25%, 02/15/29Δ	1,035,000	1,056,026
3.75%, 03/01/31	416,000	372,878
Hilton Domestic Operating Co., Inc.
6.13%, 04/01/32 144A	200,000	204,959
5.88%, 03/15/33 144A	121,000	123,363
Home Depot, Inc. (The)
3.90%, 12/06/28	250,000	249,350
3.25%, 04/15/32Δ	625,000	578,575
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	267,000	234,118
5.70%, 07/01/34Δ	1,100,000	1,107,643
5.50%, 04/15/35	1,915,000	1,896,541
HP, Inc.
4.00%, 04/15/29	105,000	102,803
Humana, Inc.
5.50%, 03/15/53Δ	191,000	171,623
Huntsman International LLC
4.50%, 05/01/29	325,000	308,463
2.95%, 06/15/31	250,000	210,561
Hyatt Hotels Corporation
5.50%, 06/30/34Δ	1,293,000	1,292,984
Hyundai Capital America
1.65%, 09/17/26 144A Δ	2,300,000	2,220,655
5.30%, 03/19/27 144A	1,000,000	1,011,327
Ingersoll Rand, Inc.
5.31%, 06/15/31Δ	358,000	371,363
	Par	Value
5.70%, 08/14/33	$2,815,000	$2,949,565
5.45%, 06/15/34	413,000	424,987
Insulet Corporation
6.50%, 04/01/33 144A Δ	130,000	135,628
Intel Corporation
5.20%, 02/10/33Δ	825,000	832,320
5.15%, 02/21/34Δ	328,000	327,472
5.70%, 02/10/53	225,000	209,549
Intercontinental Exchange, Inc.
3.63%, 09/01/28	345,000	338,250
3.00%, 06/15/50	1,500,000	982,857
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A Δ	116,000	114,882
1.83%, 10/15/27 144A	170,000	160,253
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	351,262
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,353,711
IQVIA, Inc.
6.25%, 06/01/32 144A	1,350,000	1,387,082
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,768,013
J M Smucker Co. (The)
6.20%, 11/15/33	2,135,000	2,292,606
Jackson National Life Global Funding
5.55%, 07/02/27 144A Δ	700,000	714,539
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,284,516
6.75%, 05/01/33 144A	1,370,000	1,409,498
JBS U.S.A. Holding Lux S.a.r.l.
6.75%, 03/15/34	290,000	316,764
5.50%, 01/15/36 144A	2,680,000	2,685,615
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	905,000	938,467
Jefferies Finance LLC
6.63%, 10/15/31 144A	950,000	947,461
Jefferies Financial Group, Inc.
6.20%, 04/14/34	5,400,000	5,651,227
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	180,000	181,684
6.13%, 07/31/32 144A	255,000	259,393
JPMorgan Chase & Co.
2.95%, 10/01/26Δ	700,000	690,018
3.63%, 12/01/27	900,000	888,073
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,060,095
(Floating, U.S. SOFR + 0.92%), 5.28%, 04/22/28† Δ	1,700,000	1,705,219
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,939,738
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,000,000	979,690
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,053,823
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29Δ ^	800,000	801,664
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ Δ ^	$2,625,000	$2,717,594
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,038,548
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,205,503
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	1,135,000	1,133,813
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,650,000	3,338,038
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	184,991
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,303,578
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,079,000
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	360,645
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	2,695,000	2,793,999
Kilroy Realty LP REIT
4.75%, 12/15/28	1,678,000	1,665,928
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	150,000	155,150
Kinder Morgan, Inc.
5.20%, 06/01/33	250,000	251,313
Kinetik Holdings LP
6.63%, 12/15/28 144A	850,000	869,916
Kroger Co. (The)
5.00%, 09/15/34	1,115,000	1,107,717
5.50%, 09/15/54	250,000	237,480
L3Harris Technologies, Inc.
5.40%, 07/31/33	1,285,000	1,320,542
5.35%, 06/01/34	1,350,000	1,380,710
Lazard Group LLC
6.00%, 03/15/31Δ	720,000	756,417
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,000,000	680,694
Leidos, Inc.
5.40%, 03/15/32	660,000	674,092
5.75%, 03/15/33Δ	1,825,000	1,902,809
5.50%, 03/15/35	1,335,000	1,356,315
LKQ Corporation
6.25%, 06/15/33Δ	250,000	263,831
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	832,729
1.70%, 10/15/30	675,000	587,788
3.00%, 10/15/50	150,000	93,812
4.25%, 04/01/52	475,000	372,156
LPL Holdings, Inc.
4.38%, 05/15/31 144A	500,000	478,627
6.00%, 05/20/34	400,000	413,842
5.75%, 06/15/35	300,000	303,636
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	685,000	676,415
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	336,381
	Par	Value
Marathon Petroleum Corporation
3.80%, 04/01/28	$125,000	$123,284
Marriott International, Inc.
4.90%, 04/15/29	325,000	330,899
4.88%, 05/15/29	455,000	461,581
4.63%, 06/15/30	600,000	601,638
2.85%, 04/15/31	950,000	862,966
5.35%, 03/15/35	100,000	100,866
5.50%, 04/15/37	1,770,000	1,771,428
Mars, Inc.
4.80%, 03/01/30 144A	2,075,000	2,103,145
3.20%, 04/01/30 144A	375,000	355,835
5.00%, 03/01/32 144A	1,825,000	1,850,184
5.20%, 03/01/35 144A	4,015,000	4,065,109
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	500,000	502,109
5.00%, 03/15/35	1,530,000	1,530,371
Martin Marietta Materials, Inc.
3.20%, 07/15/51Δ	325,000	215,803
Masco Corporation
1.50%, 02/15/28	2,200,000	2,044,586
Matador Resources Co.
6.50%, 04/15/32 144A	40,000	40,047
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27 144A	1,400,000	1,416,335
Meritage Homes Corporation
5.65%, 03/15/35Δ	2,100,000	2,107,518
Meta Platforms, Inc.
3.85%, 08/15/32	3,000	2,886
5.75%, 05/15/63	790,000	799,247
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ ^	1,000,000	997,334
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55Δ ^	600,000	617,206
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,978,744
Micron Technology, Inc.
5.88%, 09/15/33Δ	2,895,000	3,025,530
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	343,496
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	667,084
Morgan Stanley
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	200,000	200,630
3.95%, 04/23/27	398,000	395,676
(Floating, U.S. SOFR + 1.02%), 5.38%, 04/13/28†	3,100,000	3,118,482
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	818,076
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,442,441
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,172,125

See Notes to Financial Statements.

	Par	Value
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	$175,000	$174,784
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	831,123
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31^	300,000	307,189
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,075,000	991,515
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	620,461
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,201,583
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	8,855,000	9,280,662
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	708,828
(Variable, U.S. SOFR + 1.76%), 5.66%, 04/17/36^	725,000	751,561
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,100,000	935,010
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	400,000	410,750
Motorola Solutions, Inc.
5.40%, 04/15/34	2,185,000	2,229,335
5.55%, 08/15/35Δ	1,900,000	1,937,965
MPLX LP
4.80%, 02/15/29Δ	525,000	530,237
4.50%, 04/15/38	100,000	88,521
5.50%, 02/15/49	385,000	348,009
5.65%, 03/01/53	50,000	45,960
5.95%, 04/01/55	600,000	572,010
MSC Mediterranean Shipping Co. SA
5.63%, 07/09/32	1,000,000	1,000,000
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,302,231
3.63%, 11/01/31 144A	250,000	230,521
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	998,901
Nature Conservancy (The)
0.94%, 07/01/26	25,000	23,944
1.30%, 07/01/28	25,000	22,662
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	646,989
NetApp, Inc.
5.50%, 03/17/32	1,495,000	1,540,429
5.70%, 03/17/35	550,000	565,042
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	901,998
2.25%, 06/01/30Δ	1,900,000	1,711,937
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	250,000	255,914
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,985,315
NiSource, Inc.
3.60%, 05/01/30Δ	100,000	95,966
	Par	Value
3.95%, 03/30/48	$450,000	$347,787
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	2,009,964
NNN REIT, Inc. REIT
3.60%, 12/15/26	250,000	247,079
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	316,006
3.85%, 09/30/47 144A	250,000	191,465
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	769,013
NuStar Logistics LP
6.38%, 10/01/30Δ	615,000	637,724
Nuveen LLC
5.55%, 01/15/30 144A Δ	150,000	156,304
5.85%, 04/15/34 144A	300,000	312,398
Occidental Petroleum Corporation
7.88%, 09/15/31	395,000	443,058
5.38%, 01/01/32	1,350,000	1,339,883
6.45%, 09/15/36	125,000	127,979
Old Republic International Corporation
5.75%, 03/28/34	550,000	566,657
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,524,047
OneMain Finance Corporation
7.88%, 03/15/30	300,000	318,985
7.50%, 05/15/31	755,000	789,403
7.13%, 11/15/31Δ	800,000	832,908
ONEOK, Inc.
5.38%, 06/01/29	100,000	102,174
6.35%, 01/15/31	1,600,000	1,710,335
5.65%, 09/01/34	100,000	101,321
5.05%, 11/01/34	3,100,000	3,018,303
Oracle Corporation
4.20%, 09/27/29Δ	2,930,000	2,910,656
2.95%, 04/01/30	121,000	113,031
4.65%, 05/06/30Δ	625,000	630,962
2.88%, 03/25/31	1,595,000	1,455,309
6.25%, 11/09/32Δ	1,125,000	1,217,828
4.90%, 02/06/33	946,000	948,859
3.60%, 04/01/40	400,000	320,378
4.00%, 07/15/46	250,000	192,984
6.90%, 11/09/52	775,000	862,758
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	23,073
5.13%, 11/19/31	325,000	334,884
Ovintiv, Inc.
6.50%, 08/15/34Δ	240,000	249,250
Owens Corning
5.70%, 06/15/34Δ	2,895,000	3,008,329
5.95%, 06/15/54Δ	280,000	283,468
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	738,894
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,287,732
2.95%, 03/01/26	800,000	789,606
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.10%, 08/01/27	$250,000	$236,849
4.55%, 07/01/30	1,800,000	1,757,752
2.50%, 02/01/31	450,000	390,860
6.40%, 06/15/33	2,000,000	2,091,760
5.80%, 05/15/34	2,545,000	2,546,024
3.30%, 08/01/40	125,000	89,519
PacifiCorp
5.80%, 01/15/55	1,325,000	1,269,423
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55^	600,000	625,236
Paramount Global
5.90%, 10/15/40	187,000	170,642
5.25%, 04/01/44	223,000	177,646
4.90%, 08/15/44	291,000	224,650
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	376,830
Paychex, Inc.
5.60%, 04/15/35	440,000	455,021
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	49,117
2.85%, 10/01/29	50,000	47,204
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	318,781
6.88%, 02/15/33 144A Δ	250,000	256,563
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,550,000	2,611,974
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	227,362
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,000	4,825
3.50%, 03/01/32	3,430,000	3,091,125
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,326,012
Post Holdings, Inc.
5.50%, 12/15/29 144A Δ	825,000	821,960
Prime Property Fund, LLC
5.81%, 07/15/35	800,000	800,000
Progress Energy, Inc.
7.75%, 03/01/31	350,000	403,303
Prologis LP REIT
4.63%, 01/15/33Δ	650,000	647,089
4.20%, 02/15/33(C)	900,000	664,434
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	605,719
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	419,621
Public Service Co. of Colorado
5.35%, 05/15/34	250,000	253,699
Public Service Enterprise Group, Inc.
6.13%, 10/15/33	950,000	1,009,756
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	2,062,989
	Par	Value
Quanta Services, Inc.
5.25%, 08/09/34Δ	$457,000	$462,887
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	300,000	308,683
QXO Building Products, Inc.
6.75%, 04/30/32 144A	1,035,000	1,068,847
Regency Centers LP REIT
2.95%, 09/15/29	775,000	733,831
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,303,190
Reinsurance Group of America, Inc.
5.75%, 09/15/34	750,000	770,326
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55^	150,000	149,880
Republic Services, Inc.
4.88%, 04/01/29Δ	350,000	357,654
RGA Global Funding
5.50%, 01/11/31 144A	975,000	1,006,340
RHP Hotel Properties LP REIT
6.50%, 06/15/33 144A	270,000	277,930
Roche Holdings, Inc.
4.99%, 03/08/34 144A	1,465,000	1,493,541
Rocket Cos., Inc.
6.13%, 08/01/30 144A	750,000	764,741
6.38%, 08/01/33 144A	895,000	916,883
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	6,090,000	5,452,731
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	498,367
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	4,840,000	4,936,326
RTX Corporation
3.95%, 08/16/25	350,000	349,588
3.50%, 03/15/27	550,000	543,611
4.13%, 11/16/28	525,000	523,063
6.10%, 03/15/34Δ	3,220,000	3,482,704
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	425,000	427,689
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,428,398
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	653,995
6.10%, 04/01/34Δ	400,000	416,590
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26Δ	1,100,000	1,083,282
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	952,591
2.33%, 01/15/28 144A	2,300,000	2,175,733
Sealed Air Corporation
6.50%, 07/15/32 144A Δ	199,000	206,341
Selective Insurance Group, Inc.
5.90%, 04/15/35	300,000	306,944
Sempra
3.40%, 02/01/28	275,000	268,568

See Notes to Financial Statements.

	Par	Value
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	$1,210,000	$1,104,109
ServiceNow, Inc.
1.40%, 09/01/30	675,000	585,223
Sherwin-Williams Co. (The)
2.95%, 08/15/29	475,000	448,867
Shift4 Payments LLC
6.75%, 08/15/32 144A Δ	40,000	41,568
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,140,277
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	654,592
2.63%, 09/13/31 144A Δ	250,000	216,002
Sodexo, Inc.
2.72%, 04/16/31 144A	2,000,000	1,783,199
Solventum Corporation
5.40%, 03/01/29Δ	780,000	803,421
5.60%, 03/23/34	715,000	736,148
Sotheby's
5.88%, 06/01/29 144A	325,000	294,295
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,796,552
4.20%, 03/01/29	400,000	391,763
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	2,058,168
Southern Co. (The)
5.70%, 03/15/34Δ	2,835,000	2,964,176
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	150,000	148,172
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	296,734
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,154,170
Spire Missouri, Inc.
5.15%, 08/15/34Δ	800,000	814,414
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,610,679
8.75%, 03/15/32	1,205,000	1,462,452
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	199,688
Stanley Black & Decker, Inc.
3.00%, 05/15/32	500,000	439,508
Starbucks Corporation
4.00%, 11/15/28Δ	475,000	471,768
2.55%, 11/15/30	1,900,000	1,722,611
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A Δ	1,820,000	1,916,588
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	994,452
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	47,254
Steel Dynamics, Inc.
1.65%, 10/15/27	275,000	259,382
5.25%, 05/15/35	785,000	786,176
5.75%, 05/15/55	600,000	582,152
	Par	Value
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A	$500,000	$504,635
Stewart Information Services Corporation
3.60%, 11/15/31	3,360,000	3,012,647
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,827,320
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	594,000	586,182
Stonex Escrow Issuer LLC
6.88%, 07/15/32 144A	1,120,000	1,132,167
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,871,493
Sunoco LP
6.25%, 07/01/33 144A	455,000	462,882
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	524,690
Synopsys, Inc.
5.00%, 04/01/32	776,000	786,356
5.15%, 04/01/35	1,298,000	1,308,837
5.70%, 04/01/55Δ	895,000	890,494
Sysco Corporation
6.60%, 04/01/40	625,000	683,813
Targa Resources Corporation
4.20%, 02/01/33	330,000	309,374
6.50%, 03/30/34	4,090,000	4,397,231
5.50%, 02/15/35Δ	400,000	401,595
Targa Resources Partners LP
6.50%, 07/15/27	355,000	355,239
6.88%, 01/15/29	924,000	942,563
TD SYNNEX Corporation
6.10%, 04/12/34	4,200,000	4,422,973
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,507,889
6.10%, 11/15/33Δ	2,810,000	2,994,009
The Campbell's Company
5.40%, 03/21/34	1,404,000	1,426,796
Time Warner Cable LLC
6.55%, 05/01/37	25,000	25,833
5.88%, 11/15/40	100,000	96,070
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	1,800,000	1,782,027
3.88%, 04/15/30	146,000	141,842
2.55%, 02/15/31	1,200,000	1,074,829
5.20%, 01/15/33	4,475,000	4,560,354
5.75%, 01/15/34	8,350,000	8,748,326
3.00%, 02/15/41	325,000	237,977
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 5.15%, 08/07/26†	1,200,000	1,205,393
5.05%, 05/16/29	7,885,000	8,096,984
TPG Operating Group II LP
5.88%, 03/05/34Δ	629,000	654,042
TransDigm, Inc.
6.63%, 03/01/32 144A Δ	150,000	155,497
6.00%, 01/15/33 144A	300,000	301,824
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Travel + Leisure Co.
4.63%, 03/01/30 144A	$1,465,000	$1,405,481
Trimble, Inc.
6.10%, 03/15/33Δ	2,740,000	2,912,015
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,000,000	1,042,301
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	781,621
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	215,000	217,931
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,232,441
Tyson Foods, Inc.
5.70%, 03/15/34Δ	100,000	103,584
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	775,000	747,003
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	580,000	602,365
(Variable, U.S. SOFR + 2.11%), 4.97%, 07/22/33^	2,235,000	2,208,333
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,183,796
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	2,740,000	2,725,797
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,137,594
2.10%, 08/01/32	150,000	124,309
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,880,000	1,938,793
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A Δ	1,000,000	971,560
Universal Health Services, Inc.
2.65%, 10/15/30	700,000	624,347
Ventas Realty LP REIT
3.00%, 01/15/30Δ	1,700,000	1,596,149
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	490,255
3.88%, 11/01/33 144A Δ	910,000	796,531
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	436,001
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ ^	450,000	437,917
8.38%, 06/01/31 144A	645,000	670,381
9.88%, 02/01/32 144A Δ	150,000	162,088
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 144A	555,000	594,692
7.75%, 05/01/35 144A	555,000	601,227
6.75%, 01/15/36	250,000	250,000
Veralto Corporation
5.45%, 09/18/33	3,255,000	3,359,008
Verisk Analytics, Inc.
5.25%, 03/15/35	820,000	824,985
	Par	Value
Verizon Communications, Inc.
1.75%, 01/20/31	$650,000	$560,263
2.55%, 03/21/31	1,000,000	897,199
VFH Parent LLC
7.50%, 06/15/31 144A	1,340,000	1,407,186
Viper Energy, Inc.
5.38%, 11/01/27 144A	192,000	192,335
7.38%, 11/01/31 144A	575,000	610,564
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	235,000	239,491
VMware LLC
4.65%, 05/15/27	700,000	704,386
3.90%, 08/21/27	500,000	495,797
1.80%, 08/15/28Δ	225,000	208,229
2.20%, 08/15/31	600,000	520,982
Volkswagen Group of America Finance LLC
5.05%, 03/27/28 144A	600,000	603,602
5.65%, 09/12/28 144A	300,000	306,560
5.35%, 03/27/30 144A Δ	900,000	915,908
5.65%, 03/25/32 144A	900,000	915,256
Vontier Corporation
2.40%, 04/01/28	700,000	659,179
Warnermedia Holdings, Inc.
4.05%, 03/15/29	2,776,000	2,407,978
4.28%, 03/15/32	742,000	555,573
5.14%, 03/15/52	347,000	243,768
Waste Management, Inc.
1.15%, 03/15/28Δ	250,000	231,765
4.95%, 07/03/31	788,000	809,366
4.95%, 03/15/35	1,205,000	1,210,573
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	1,039,894
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26Δ ^	1,700,000	1,699,678
3.00%, 10/23/26	1,000,000	983,163
4.30%, 07/22/27	1,125,000	1,125,448
(Floating, U.S. SOFR + 1.07%), 5.43%, 04/22/28†	2,600,000	2,618,396
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28Δ ^	1,900,000	1,941,903
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,815,493
4.15%, 01/24/29	125,000	124,554
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	789,982
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,175,977
(Variable, U.S. SOFR + 1.11%), 5.24%, 01/24/31^	1,895,000	1,944,487
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,953,998
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,047,234

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.74%), 5.61%, 04/23/36^	$1,505,000	$1,554,075
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	895,662
WESCO Distribution, Inc.
6.38%, 03/15/33 144A Δ	170,000	175,830
Western Digital Corporation
4.75%, 02/15/26	179,000	178,662
Western Midstream Operating LP
5.45%, 11/15/34	2,910,000	2,854,347
5.45%, 04/01/44	75,000	65,570
5.30%, 03/01/48	45,000	37,595
Whirlpool Corporation
6.13%, 06/15/30	55,000	55,518
6.50%, 06/15/33	60,000	60,249
5.75%, 03/01/34Δ	300,000	292,705
4.60%, 05/15/50	50,000	38,122
Whistler Pipeline LLC
5.70%, 09/30/31 144A	850,000	867,074
William Carter Co. (The)
5.63%, 03/15/27 144A Δ	550,000	547,038
Williams Cos., Inc. (The)
5.65%, 03/15/33	525,000	545,864
Workday, Inc.
3.70%, 04/01/29Δ	325,000	317,531
3.80%, 04/01/32	225,000	211,506
WP Carey, Inc. REIT
3.85%, 07/15/29	900,000	876,574
WRKCo, Inc.
4.00%, 03/15/28Δ	1,100,000	1,089,991
Yum! Brands, Inc.
4.63%, 01/31/32	1,450,000	1,397,542
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	1,065,000	985,158
Total Corporate Bonds (Cost $812,255,271)		809,022,405
FOREIGN BONDS — 10.8%
Australia — 0.1%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	1,210,000	1,229,032
6.38%, 09/15/32 144A	380,000	387,384
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	199,720
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A ^	850,000	820,288
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	524,846
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A Δ ^	650,000	622,819
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A ^	550,000	563,785
	Par	Value
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	$175,000	$173,907
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	265,889
		4,787,670
Bermuda — 0.1%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A	950,000	956,548
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	616,888
		1,573,436
Brazil — 1.1%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/25(B) »	169,837,000	30,150,565
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B) †††	17,811,000	2,724,424
Brazilian Government International Bond
6.13%, 03/15/34	400,000	397,024
7.13%, 05/13/54	800,000	768,114
Raizen Fuels Finance SA
5.70%, 01/17/35Δ	200,000	187,400
6.70%, 02/25/37 144A	440,000	432,300
6.95%, 03/05/54 144A	380,000	352,822
Vale Overseas, Ltd.
6.40%, 06/28/54Δ	980,000	964,093
		35,976,742
Canada — 1.4%
1011778 BC ULC
5.63%, 09/15/29 144A	545,000	553,378
4.00%, 10/15/30 144A	605,000	564,416
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	73,824
3.80%, 01/25/50 144A	50,000	35,973
Ascot Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.38%), 6.35%, 06/15/35 144A ^	550,000	567,496
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55^	550,000	559,238
Brookfield Asset Management, Ltd.
5.80%, 04/24/35	400,000	410,613
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	565,045
3.50%, 03/30/51	800,000	543,305
Canadian Natural Resources, Ltd.
5.40%, 12/15/34 144A Δ	2,985,000	2,967,389
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,222,076
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Clarios Global LP
6.75%, 02/15/30 144A	$600,000	$624,352
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,506,382
CPPIB Capital, Inc.
4.30%, 06/02/34(C)	2,500,000	1,916,119
Enbridge, Inc.
2.50%, 08/01/33	850,000	706,686
5.63%, 04/05/34	400,000	411,158
5.55%, 06/20/35	700,000	711,896
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/32	800,000	822,325
6.00%, 12/07/33	500,000	521,820
5.75%, 05/20/35 144A	400,000	405,730
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	1,290,000	1,370,750
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	199,058
Intact Financial Corporation
5.46%, 09/22/32 144A Δ	600,000	614,692
Magna International, Inc.
5.88%, 06/01/35Δ	950,000	975,366
Parkland Corporation
6.63%, 08/15/32 144A	800,000	818,165
Province of British Columbia Canada
4.15%, 06/18/34(C)	2,600,000	1,969,833
Province of Ontario Canada
3.80%, 12/02/34(C)	9,000,000	6,607,259
Province of Quebec Canada
0.60%, 07/23/25	3,990,000	3,980,644
4.45%, 09/01/34(C)	10,000,000	7,730,274
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	150,000	152,117
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.63%, 10/15/55^	275,000	276,711
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.71%), 7.00%, 10/15/55Δ ^	275,000	277,528
Toronto-Dominion Bank (The)
4.46%, 06/08/32Δ	775,000	761,045
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	489,992
3.25%, 03/15/32	975,000	843,114
		43,755,769
Cayman Islands — 0.1%
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	303,000
6.50%, 03/20/45†††	2,706,484	2,730,166
		3,033,166
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,582,603
	Par	Value
5.65%, 01/13/37	$600,000	$619,560
4.34%, 03/07/42	410,000	355,925
3.10%, 01/22/61	1,360,000	827,261
3.25%, 09/21/71	2,115,000	1,288,775
		4,674,124
China — 0.0%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	1,001,000	982,669
5.38%, 05/30/30 144A	430,000	438,210
		1,420,879
Colombia — 0.1%
Colombia Government International Bond
8.00%, 04/20/33	1,765,000	1,828,416
Ecopetrol SA
8.63%, 01/19/29	90,000	95,229
6.88%, 04/29/30	40,000	39,669
7.75%, 02/01/32	120,000	118,005
8.88%, 01/13/33	110,000	113,554
8.38%, 01/19/36	425,000	410,342
		2,605,215
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A Δ ^	1,800,000	1,789,001
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,179,402
		3,968,403
Dominican Republic — 0.0%
Dominican Republic International Bond
7.05%, 02/03/31	258,000	270,952
6.60%, 06/01/36 144A	198,000	199,673
		470,625
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,948
France — 0.4%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,699,252
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A ^	280,000	287,593
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,535,942
4.63%, 09/12/28 144A	375,000	375,296
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	324,667
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	615,384

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	$1,000,000	$1,099,130
Credit Agricole SA
(Floating, U.S. SOFR + 1.21%), 5.65%, 09/11/28 144A †	900,000	905,471
(Variable, U.S. SOFR + 1.46%), 5.22%, 05/27/31 144A ^	1,500,000	1,528,500
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A ^	2,055,000	2,137,802
Opal Bidco SAS
6.50%, 03/31/32 144A Δ	1,720,000	1,756,572
SNF Group SACA
3.38%, 03/15/30 144A	425,000	392,525
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	962,046
		13,620,180
Germany — 0.4%
Bundesschatzanweisungen
2.20%, 03/11/27(E)	755,000	894,514
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26Δ ^	1,800,000	1,800,773
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,763,632
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	445,485
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	994,939
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	884,390
Kreditanstalt fuer Wiederaufbau
5.13%, 09/29/25	3,840,000	3,846,892
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,229,280
		11,859,905
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A Δ	200,000	198,475
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	516,800
3.13%, 09/21/51	1,290,000	763,537
		1,280,337
Ireland — 0.4%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	290,188
2.45%, 10/29/26	800,000	779,659
3.00%, 10/29/28	800,000	762,388
6.15%, 09/30/30	2,095,000	2,235,105
	Par	Value
3.30%, 01/30/32	$4,460,000	$4,043,218
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	1,275,000	1,301,764
5.10%, 04/01/30 144A Δ	785,000	797,239
Smurfit Kappa Treasury ULC
5.44%, 04/03/34	350,000	354,928
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	757,488
		11,321,977
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	897,465
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,042,447
5.63%, 02/19/35	1,300,000	1,323,722
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	45,000	44,811
		4,308,445
Italy — 0.3%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,605,851
Eni SpA
5.75%, 05/19/35 144A	2,400,000	2,455,937
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	724,943
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	273,532
		8,060,263
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	520,000	502,575
Japan — 0.9%
Aircastle, Ltd.
6.50%, 07/18/28 144A	1,820,000	1,901,005
5.25%, 03/15/30 144A	285,000	287,523
Dai-ichi Life Insurance Co., Ltd. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	556,366
Japan Government Forty Year Bond
2.20%, 03/20/64(J)	508,000,000	2,838,814
Japan Government Thirty Year Bond
2.30%, 12/20/54(J)	330,000,000	2,059,502
Japan Government Twenty Year Bond
2.00%, 12/20/44(J)	430,000,000	2,828,957
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	$232,000	$228,705
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,266,108
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,738,523
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30Δ ^	2,100,000	2,006,823
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35Δ ^	1,800,000	1,853,311
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A Δ ^	1,000,000	1,007,952
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	2,100,000	2,088,323
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	238,419
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,135,668
5.42%, 07/09/31	1,300,000	1,349,588
5.77%, 01/13/33Δ	1,740,000	1,831,058
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,726,317
		27,942,962
Jersey — 0.0%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	364,002
7.75%, 02/15/31 144A	200,000	209,248
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	830,246	681,771
		1,255,021
Kuwait — 0.1%
National Bank of Kuwait
4.63%, 08/28/25	2,147,000	2,147,686
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	920,000	907,581
Luxembourg — 0.0%
ArcelorMittal SA
6.75%, 03/01/41	1,415,000	1,492,774
Malaysia — 0.0%
Petronas Capital, Ltd.
4.95%, 01/03/31 144A Δ	470,000	479,825
5.34%, 04/03/35 144A	460,000	471,290
		951,115
	Par	Value
Mexico — 0.4%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	$615,000	$605,286
3.88%, 07/11/31 144A Δ	3,305,000	3,049,510
Mexican Bonos
7.75%, 11/23/34(M)	62,984,300	3,063,815
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	349,958
Mexico Government International Bond
6.00%, 05/13/30	600,000	621,600
4.75%, 04/27/32	2,300,000	2,190,543
6.35%, 02/09/35Δ	430,000	441,008
3.77%, 05/24/61	2,232,000	1,323,855
		11,645,575
Morocco — 0.1%
OCP SA
6.75%, 05/02/34 144A	880,000	913,403
7.50%, 05/02/54	880,000	881,342
		1,794,745
Netherlands — 0.5%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,331,863
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A Δ	400,000	420,071
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52Δ ^	900,000	904,682
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	1,700,000	1,710,234
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A Δ ^	2,200,000	2,269,523
Darling Global Finance BV
4.50%, 07/15/32(E) 144A	150,000	179,049
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,600,737
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	1,000,000
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,663,355
(Variable, U.S. SOFR + 1.61%), 5.53%, 03/25/36^	200,000	203,690
NXP BV
3.88%, 06/18/26	1,500,000	1,491,629
3.40%, 05/01/30	250,000	236,700

See Notes to Financial Statements.

	Par	Value
2.50%, 05/11/31	$200,000	$176,700
Prosus NV
3.83%, 02/08/51 144A	200,000	128,750
		15,316,983
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A Δ ^	1,350,000	1,387,291
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	603,739
		1,991,030
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	1,595,000	1,515,704
Var Energi ASA
8.00%, 11/15/32 144A	2,610,000	2,960,845
		4,476,549
Oman — 0.1%
Oman Government International Bond
6.00%, 08/01/29Δ	2,180,000	2,288,648
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35Δ	600,000	585,621
4.50%, 04/16/50	250,000	169,521
6.85%, 03/28/54Δ	240,000	220,471
		975,613
Peru — 0.0%
Peruvian Government International Bond
5.38%, 02/08/35	100,000	100,067
2.78%, 12/01/60	10,000	5,397
3.23%, 07/28/21~	50,000	26,950
		132,414
Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45Δ	1,730,000	1,186,737
2.65%, 12/10/45	1,000,000	649,525
5.90%, 02/04/50Δ	600,000	612,692
		2,448,954
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	613,747
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	944,179
	Par	Value
Romania — 0.3%
Romanian Government International Bond
3.00%, 02/27/27 144A	$2,200,000	$2,128,021
3.62%, 05/26/30(E) 144A	250,000	280,162
5.88%, 07/11/32(E) 144A	3,240,000	3,840,998
2.00%, 04/14/33(E)	2,400,000	2,169,772
6.38%, 01/30/34	70,000	68,694
6.25%, 09/10/34(E) 144A Δ	1,125,000	1,340,082
5.63%, 02/22/36(E)	1,060,000	1,192,419
3.38%, 01/28/50(E) 144A	60,000	42,740
3.38%, 01/28/50(E)	70,000	49,863
		11,112,751
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
5.75%, 07/17/54 144A	290,000	272,542
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	622,685
		895,227
Singapore — 0.0%
Greenko Power II, Ltd.
4.30%, 12/13/28 144A	159,500	150,207
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/30 144A	545,000	554,499
		704,706
South Africa — 0.2%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	108,735,000	5,318,303
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	270,711
5.88%, 04/20/32Δ	360,000	352,864
7.30%, 04/20/52	370,000	333,917
		6,275,795
South Korea — 0.1%
Export-Import Bank of Korea
5.13%, 01/11/33	200,000	206,503
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	249,911
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A	1,300,000	1,277,438
		1,733,852
Spain — 0.2%
Banco Santander SA
3.31%, 06/27/29	400,000	384,198
5.57%, 01/17/30	2,200,000	2,284,764
2.75%, 12/03/30	200,000	178,203
5.44%, 07/15/31Δ	1,000,000	1,039,293
6.92%, 08/08/33	1,200,000	1,301,351
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CaixaBank SA
(Variable, U.S. SOFR + 1.79%), 5.58%, 07/03/36 144A ^	$630,000	$636,704
		5,824,513
Supranational — 0.2%
European Union
2.88%, 10/05/29(E)	6,300,000	7,572,176
Sweden — 0.0%
EQT AB
5.85%, 05/08/35 144A	550,000	561,435
Switzerland — 0.6%
Amrize Finance U.S. LLC
5.40%, 04/07/35 144A	700,000	710,575
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,792,419
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	418,535
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,595,564
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	358,670
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	598,276
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,243,447
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	254,960
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	865,740
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,424,067
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	1,225,000	1,253,178
		18,515,431
Turkey — 0.1%
Turkiye Government Bond
37.00%, 02/18/26(T)	86,225,000	2,148,398
36.00%, 08/12/26(T)	50,265,000	1,234,414
		3,382,812
United Arab Emirates — 0.2%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,040,468
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A Δ	2,500,000	2,490,126
DP World Crescent, Ltd.
5.50%, 05/08/35 144A	1,330,000	1,342,006
		4,872,600
United Kingdom — 1.5%
Anglo American Capital PLC
5.75%, 04/05/34 144A Δ	1,000,000	1,033,162
	Par	Value
BAE Systems PLC
5.30%, 03/26/34 144A Δ	$2,925,000	$2,991,711
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	529,396
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,942,582
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,061,704
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,515,957
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	645,295
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ Δ ^	350,000	358,666
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ ^	800,000	800,683
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	201,528
Fidelis Insurance Holdings, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 7.75%, 06/15/55^	200,000	206,843
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	136,600
Harbour Energy PLC
6.33%, 04/01/35 144A Δ	500,000	497,583
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,400,000	2,495,884
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,702,718
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,162,946
4.95%, 03/31/30	200,000	203,456
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	350,000	354,766
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,946,375
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	1,980,000	2,215,245
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,451,828
Lloyds Banking Group PLC
4.38%, 03/22/28	2,200,000	2,197,674
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	620,355
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.20%), 5.59%, 11/26/35^	200,000	203,531
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	865,000	875,249
6.40%, 03/26/29 144A	775,000	809,657
Nationwide Building Society
4.85%, 07/27/27 144A Δ	650,000	657,156

See Notes to Financial Statements.

	Par	Value
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	$600,000	$605,970
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,943,370
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 5.12%, 05/23/31^	500,000	508,362
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35Δ	250,000	254,508
Royalty Pharma PLC
1.20%, 09/02/25	1,000,000	993,432
5.40%, 09/02/34Δ	947,000	959,975
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	302,478
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,254,585
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,198,844
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,071,605
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 02/18/36 144A ^	680,000	613,651
United Kingdom Gilt
4.50%, 03/07/35(U)	3,440,000	4,724,372
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,250,790
		47,500,492
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	31,840,000	794,747
9.75%, 07/20/33(UYU)	32,470,000	858,934
		1,653,681
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	735,000	888,218
5.10%, 02/25/29(E) 144A	480,000	579,694
3.90%, 10/19/31Δ	735,000	649,030
6.90%, 02/28/32 144A	2,860,000	2,948,361
6.95%, 05/25/32 144A	805,000	829,708
		5,895,011
Total Foreign Bonds (Cost $342,254,134)		347,253,192
LOAN AGREEMENTS — 1.0%
AL GCX Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 6.31%, 05/17/29†	981,918	984,633
	Par	Value
Alliant Holdings Intermediate LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.07%, 09/19/31†	$545,875	$546,617
Aramark Intermediate HoldCo Corporation U.S. Term B-7 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 04/06/28†	140,000	140,426
Aramark Intermediate HoldCo Corporation U.S. Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 06/22/30†	1,259,387	1,264,633
Arsenal AIC Parent LLC 2025 Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.08%, 08/18/30†	788,060	788,454
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.58%, 09/19/30†	496,250	484,581
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 7.08%, 12/13/29†	243,783	244,418
Boost Newco Borrower LLC USD Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.30%, 01/31/31†	746,255	749,053
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.78%, 07/01/31†	915,593	917,726
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.83%, 07/01/31†	366,215	367,005
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.93%, 11/13/29†	456,300	454,803
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
0.00%, 11/13/29† Σ	40,252	40,120
Carnival Corporation 2025 Repricing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.31%, 10/18/28†	210,000	210,426
Citadel Securities LP 2024-1 Term Loan
0.00%, 10/31/31† Σ	306,839	308,431
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 10/31/31†	$985,116	$990,229
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.75%, 0.50% Floor), 6.93%, 04/27/28†	786,050	790,766
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE Euribor USD 3M + 3.25%), 5.44%, 07/10/28†	1,000,000	1,180,430
Clearwater Analytics LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.52%, 04/21/32†	1,250,000	1,251,562
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 07/26/31†	1,293,508	1,299,976
CPI Holdco B LLC First Amendment Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.58%, 05/17/31†	150,000	150,047
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 05/17/31†	397,000	396,305
DaVita, Inc. Extended Tranche B-1 Term Loan
0.00%, 05/09/31† Σ	285,601	287,459
Drive Bidco B.V. Facility B
(Floating, ICE Euribor USD 3M + 3.75%), 6.36%, 07/23/31†	1,000,000	1,189,730
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.33%, 02/28/31†	295,521	297,183
EMRLD Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.83%, 05/31/30†	985,000	985,409
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 6M + 5.75%), 9.88%, 08/31/28†	122,535	124,925
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 6M + 1.00%), 5.23%, 11/30/28†	435,192	345,797
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 9.54%, 03/30/27†	339,761	321,935
	Par	Value
Herc Holdings, Inc. Initial Term Loan
0.00%, 06/02/32† Σ	$255,000	$256,275
HighTower Holding, LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 7.26%, 02/03/32†	448,108	447,736
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 5.44%, 12/22/25† †††	802,383	942,804
Iqvia, Inc. Incremental Term B-5 Dollar Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.05%, 01/02/31†	666,825	670,472
ISolved, Inc. Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 7.33%, 10/15/30†	493,772	496,317
ITT Holdings LLC Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.73%, 0.50% Floor), 7.05%, 10/11/30†	1,091,709	1,095,939
Jefferies Finance LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 7.32%, 10/21/31†	149,250	149,716
Level 3 Financing, Inc. Term B-3 Refinancing Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.58%, 03/29/32†	1,510,000	1,528,565
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.08%, 01/31/30†	1,306,306	1,307,534
Peer Holding III BV Term Loan B-5B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.80%, 07/01/31†	1,296,750	1,305,341
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.90%, 01/26/27†	915,597	919,058
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 7.10%, 01/26/27†	253,717	255,059
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.58%, 03/19/29†	194,018	194,195

See Notes to Financial Statements.

	Par	Value
Quikrete Holdings, Inc. Tranche B-3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.58%, 02/10/32†	$867,825	$867,717
Southern Veterinary Partners LLC 2024-3 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 7.53%, 12/04/31†	381,982	382,861
Terex Corporation U.S. Term Loan
0.00%, 10/08/31† Σ	225,724	227,300
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.80%, 01/19/32†	297,750	298,535
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 7.08%, 07/08/31†	1,290,250	1,288,637
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.83%, 02/22/30†	1,283,544	1,290,443
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.83%, 06/21/31†	250,000	251,250
Waystar Technologies, Inc. New Term Loan Facility
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.58%, 10/22/29†	376,666	378,552
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.56%, 03/03/31†	496,256	497,445
XPO, Inc. Term B-3 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 02/03/31†	1,695,750	1,704,865
Total Loan Agreements (Cost $33,577,412)		33,869,695
MORTGAGE-BACKED SECURITIES — 39.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 5.49%, 09/15/34 144A †	1,200,000	1,189,431
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	643,725
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.04%, 06/15/30 144A † γ	200,000	201,407
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.53%, 03/17/39(U) †	275,022	370,804
	Par	Value
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.81%, 09/25/46†	$124,412	$120,929
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.26% on 02/25/28), 6.25%, 01/25/69 144A STEP	779,811	782,849
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,200,655
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.59% on 09/25/28), 3.85%, 04/25/64 144A STEP	930,445	899,812
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.05% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,851,665	1,779,184
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,534,476
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.48%, 09/15/38 144A †	2,300,000	2,199,544
Banc of America Funding Trust, Series 2005-D, Class A1
5.49%, 05/25/35† γ	118,696	110,793
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.86%, 07/25/34† γ	12,051	11,619
BANK, Series 2022-BNK39, Class A4
2.93%, 02/15/55	2,025,000	1,806,517
BANK, Series 2022-BNK40, Class A4
3.50%, 03/15/64† γ	2,100,000	1,931,997
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	968,417
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,450,000	1,520,663
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	512,741
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	1,450,000	1,520,338
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	679,456
BANK5, Series 2025-5YR15, Class A3
5.45%, 06/15/30†††	1,700,000	1,755,355
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	$864,000	$764,786
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,479,356
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,670,278
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.23%, 03/15/37 144A †	1,425,000	1,349,413
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 5.48%, 03/15/37 144A †	525,000	484,393
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,656,668	1,595,782
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	879,330
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	726,512
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.77%, 01/25/37†	1,945,834	1,792,302
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.47%, 05/25/35† γ	39,858	38,167
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.25%, 02/25/33† γ	251	261
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.06%, 01/26/36† γ	142,552	106,481
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,753,702
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	1,002,359
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 11/15/29 144A †	2,000,000	2,005,360
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.65%, 03/15/41 144A †	1,233,476	1,236,378
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	383,707
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	385,245
	Par	Value
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	$2,100,000	$2,251,654
BMO Mortgage Trust, Series 2024-5C3, Class C
7.09%, 02/15/57† γ	750,000	767,587
BMO Mortgage Trust, Series 2025-5C11, Class A3
5.67%, 07/15/58	1,700,000	1,771,898
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.95%, 06/15/41 144A †	1,000,000	1,002,680
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,219,667
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	425,628	429,530
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	425,628	429,201
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	1,960,913	1,975,920
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.68%, 09/15/36 144A †	2,300,000	2,220,306
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 5.16%, 10/15/36 144A †	684,291	684,267
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 6.08%, 09/15/36 144A †	1,307,918	1,302,596
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 08/15/39 144A †	728,040	731,843
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.45%, 08/15/39 144A †	582,432	584,634
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.59%, 11/13/46 144A † γ	1,095,000	1,109,208
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
6.00%, 11/13/46 144A † γ	825,000	842,113
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 7.65%, 05/15/38 144A †	500,000	505,067

See Notes to Financial Statements.

	Par	Value
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.80%, 07/15/29 144A †	$145,000	$145,149
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.25%, 07/15/29 144A †	300,000	300,331
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.45%, 07/15/29 144A †	350,000	349,922
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.76%, 03/15/30 144A †	2,695,000	2,697,415
CAFL Issuer LLC, Series 2023-RTL1, Class A1
(Step to 9.05% on 07/28/26), 7.55%, 12/28/30 144A STEP	545,000	550,030
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	354,270
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	492,727
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	151,614
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 5.61%, 06/25/55 144A †	1,942,744	1,948,166
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,849,016	1,640,936
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	2,054,448	1,830,753
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A
5.50%, 10/25/55 144A † γ	1,280,618	1,285,663
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.67%, 04/15/42 144A † γ	2,085,000	2,126,614
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.61%, 02/19/34† γ	87,322	86,042
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 02/25/29), 5.91%, 10/25/69 144A STEP	1,294,032	1,306,352
CIM Trust, Series 2025-R1, Class A1
(Step to 5.13% on 04/25/28), 5.00%, 02/25/99 144A STEP	831,340	822,525
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	337,236
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 5.61%, 10/15/36 144A †	2,300,000	2,288,293
	Par	Value
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	$924,108	$923,808
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.66%, 07/25/54 144A †	1,950,493	1,959,512
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.80% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,071,959	1,088,606
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.80% on 10/25/27), 7.58%, 09/25/68 144A STEP	536,001	544,212
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,624,570	1,645,975
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.56% on 03/25/29), 5.56%, 03/25/70 144A STEP	481,935	482,313
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,242,097
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,925,212
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.86%, 10/25/41 144A †	181,824	182,325
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.96%, 12/25/41 144A †	245,000	246,598
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%), 7.01%, 01/25/44 144A †	1,775,000	1,821,779
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.11%, 01/25/44 144A †	450,000	455,431
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 7.11%, 03/25/44 144A †	1,375,000	1,414,888
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 6.26%, 03/25/44 144A †	25,000	25,242
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.96%, 05/25/44 144A †	$550,000	$553,623
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%), 5.31%, 07/25/44 144A †	396,920	396,673
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 6.01%, 01/25/45 144A †	650,000	651,209
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	444,848	447,313
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	311,393	313,097
Cross Mortgage Trust, Series 2025-H1, Class A2
(Step to 6.89% on 02/25/29), 5.89%, 02/25/70 144A STEP	945,477	951,020
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 03/25/29), 5.66%, 03/25/70 144A STEP	962,166	963,115
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 5.25%, 04/15/36 144A †	2,500,000	2,469,930
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.81%, 03/15/54	800,000	720,471
CSMC Trust, Series 2010-16, Class B9
4.91%, 06/25/50 144A † γ	1,644,797	1,402,829
CSMC Trust, Series 2017-RPL1, Class M1
2.97%, 07/25/57 144A † γ	970,000	828,892
CSMC Trust, Series 2021-RPL4, Class A1
4.12%, 12/27/60 144A † γ	2,356,733	2,349,002
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.83%, 07/15/38 144A †	2,600,000	2,346,442
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 5.49%, 06/15/34 144A †	149,845	144,616
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.38%, 09/12/40 144A † γ	440,000	461,341
DC Trust, Series 2024-HLTN, Class A
5.93%, 04/13/28 144A † γ	750,000	758,847
	Par	Value
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	$1,376,528	$1,206,968
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.46%, 02/25/36† γ	449,445	280,710
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,877,591
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.93%, 06/25/66 144A	2,036,186	1,704,099
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 1.02%, 0.76% Floor), 5.33%, 10/15/38 144A †	1,099,876	1,099,889
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.51%, 06/15/44(U) †	206,844	282,631
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.51%, 07/15/38 144A †	5,746,776	5,751,838
Fashion Show Mall LLC, Series 2024-SHOW, Class A
5.27%, 10/10/29 144A † γ	1,050,000	1,061,545
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	1,562	1,564
7.50%, 11/01/29	764	787
7.50%, 12/01/29	771	798
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 7.36%, 07/01/31†	1,554	1,575
5.00%, 08/01/33	1,308	1,327
5.00%, 09/01/33	205	208
5.00%, 10/01/33	742	752
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.28% Cap), 6.62%, 03/01/34†	357	366
5.00%, 12/01/34	12,472	12,663
5.00%, 07/01/35	979	994
5.00%, 11/01/35	1	1
5.00%, 12/01/35	3,071	3,123
5.00%, 02/01/37	3,923	3,993
4.00%, 02/01/41	11,945	11,570
5.00%, 06/01/41	800	812
3.50%, 04/01/47	3,177,754	2,935,168
4.50%, 08/01/48	438,512	427,227
3.00%, 02/01/49	741,978	661,741
3.50%, 07/01/49	81,850	75,420
3.00%, 09/01/49	1,458,255	1,297,302
4.50%, 09/01/49	202,585	196,400

See Notes to Financial Statements.

	Par	Value
4.50%, 12/01/49	$272,478	$263,873
4.00%, 03/01/50	2,844,285	2,689,979
4.50%, 03/01/50	6,446,000	6,232,987
4.50%, 05/01/50	150,257	145,234
2.50%, 11/01/50	99,914	84,286
3.00%, 12/01/50	2,151,775	1,900,067
2.50%, 02/01/51	837,801	700,965
2.00%, 03/01/51	5,078,451	4,058,843
2.00%, 05/01/51	5,571,147	4,436,097
2.50%, 05/01/51	7,053,088	5,933,148
2.50%, 08/01/51	11,521,601	9,715,294
2.50%, 09/01/51	1,455,404	1,221,908
2.00%, 03/01/52	297,777	236,546
4.50%, 03/01/52	197,009	188,842
3.00%, 05/01/52	2,806,656	2,434,561
3.00%, 07/01/52	1,540,392	1,336,988
6.00%, 11/01/52	860,564	885,903
6.00%, 01/01/53	1,542,377	1,583,068
5.00%, 03/01/53	733,369	720,959
5.00%, 04/01/53‡‡	2,133,176	2,101,169
5.50%, 04/01/53	173,611	173,985
4.50%, 05/01/53	5,044,232	4,891,841
5.50%, 08/01/53	8,648,275	8,660,197
5.50%, 09/01/53	11,857,829	11,866,537
6.00%, 09/01/53	5,359,937	5,492,404
6.50%, 12/01/53	1,492,566	1,552,497
6.50%, 06/01/54	7,115,943	7,465,780
5.50%, 04/01/55	629,572	631,444
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.92%, 06/15/37†	33,375	33,044
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.90%, 07/15/40†	86,531	85,843
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.81%, 08/15/40†	356,860	351,755
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.81%, 10/15/40†	300,429	295,986
Federal Home Loan Mortgage Corporation REMIC, Series 5499
5.50%, 07/25/53	695,424	699,453
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 5.31%, 02/25/55†	1,393,526	1,380,837
Federal Home Loan Mortgage Corporation REMIC, Series 5549
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.51%, 02/25/55† γ	2,564,826	2,572,130
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5554
5.25%, 04/25/53†††	$400,000	$400,950
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.96%, 01/25/34 144A †	67,401	67,713
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 5.36%, 10/25/44 144A †	496,875	497,143
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.28%, 07/01/27†	1,043	1,034
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.76% Cap), 6.46%, 08/01/27†	505	505
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 5.65%, 11/01/27 CONV †	855	844
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	817	824
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.62%, 06/01/32†	4,129	4,133
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.19% Cap), 4.19%, 08/01/32†	3,927	3,843
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.27%, 05/01/33†	3,083	3,017
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 6.42%, 12/01/34†	8,929	9,071
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.98% Floor, 12.80% Cap), 4.60%, 05/01/36†	4,759	4,702
(Floating, Enterprise 11th District COFI Index + 1.24%, 1.24% Floor, 10.69% Cap), 4.80%, 12/01/37†	2,490	2,467
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.65%, 01/01/38†	840	839
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.72% Cap), 5.90%, 06/01/40†	$5,626	$5,627
5.90%, 10/01/40†	10,771	10,840
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.67%, 11/01/40†	2,240	2,238
4.50%, 04/01/41	37,173	36,937
4.50%, 08/01/41	14,677	14,602
2.50%, 11/01/42	8,094	7,164
2.50%, 12/01/42	4,191	3,675
3.00%, 12/01/42	5,454	4,960
2.50%, 01/01/43	5,885	5,191
3.00%, 01/01/43	29,415	26,717
2.50%, 02/01/43	6,646	5,786
2.50%, 03/01/43	536,900	471,242
3.00%, 03/01/43	77,858	70,487
2.50%, 04/01/43	673,054	592,557
3.00%, 04/01/43	120,575	109,084
2.50%, 05/01/43	9,668	8,508
3.00%, 05/01/43	74,316	67,208
2.50%, 06/01/43	11,744	10,395
3.00%, 06/01/43	24,896	22,497
3.00%, 07/01/43	196,994	178,002
2.50%, 08/01/43	109,236	95,518
2.50%, 10/01/43	18,736	16,584
4.50%, 10/01/43	1,332	1,311
4.50%, 04/01/45	191,042	187,489
4.50%, 05/01/45	23,204	22,725
4.50%, 06/01/45	177,563	173,933
4.00%, 08/01/45	1,401,192	1,346,290
3.00%, 11/01/45	415,649	369,807
4.50%, 11/01/46	151,810	148,112
4.50%, 01/01/47	15,731	15,364
4.50%, 03/01/47	210,133	204,230
4.50%, 06/01/47	181,550	175,425
4.50%, 07/01/47	326,935	318,599
3.50%, 09/01/47	6,784,797	6,190,323
3.50%, 10/01/47	7,947,338	7,234,583
3.50%, 11/01/47	10,255,477	9,347,364
4.50%, 11/01/47	84,785	82,649
3.50%, 12/01/47	10,062,406	9,157,360
4.00%, 12/01/47	158,137	149,832
4.00%, 01/01/48	149,900	142,004
4.00%, 02/01/48	574,765	544,506
4.00%, 03/01/48	398,082	377,075
4.00%, 06/01/48	233,669	221,363
4.00%, 07/01/48	485,885	460,166
3.50%, 08/01/48	2,124,892	1,936,504
4.00%, 08/01/48	1,141,191	1,081,192
4.50%, 09/01/48	228,704	222,495
5.00%, 09/01/48	108,140	107,359
5.00%, 11/01/48	984,270	984,720
4.50%, 01/01/49	196,194	190,778
4.50%, 02/01/49	40,344	39,211
4.50%, 05/01/49	630,747	613,522
	Par	Value
4.50%, 06/01/49	$395,555	$383,700
4.50%, 07/01/49	331,557	322,314
4.50%, 09/01/49	48,624	47,012
3.00%, 12/01/49	498,885	442,762
4.50%, 01/01/50	4,436	4,316
4.50%, 03/01/50	4,131	3,973
4.50%, 05/01/50	502,404	487,437
2.50%, 06/01/50	658,620	555,707
4.50%, 06/01/50	47,005	45,636
4.50%, 07/01/50	24,406	23,563
2.50%, 09/01/50	2,299,896	1,942,874
2.00%, 10/01/50	5,185,694	4,141,341
2.00%, 11/01/50	6,048,005	4,831,881
2.50%, 11/01/50	857,039	724,770
4.50%, 12/01/50	357,440	347,382
2.50%, 01/01/51	1,718,300	1,436,520
2.50%, 02/01/51	41,984	35,417
4.50%, 02/01/51	749,261	720,597
2.50%, 03/01/51	132,542	111,961
2.00%, 04/01/51	997,051	793,871
2.00%, 05/01/51	4,360,390	3,472,040
2.50%, 09/01/51	166,625	140,499
2.50%, 10/01/51	653,474	550,410
2.50%, 11/01/51	686,192	577,826
2.00%, 04/01/52	7,986,409	6,349,776
3.00%, 04/01/52	780,855	679,280
2.00%, 05/01/52	835,413	662,971
3.00%, 05/01/52	3,512,053	3,046,439
3.00%, 06/01/52	830,905	720,534
3.00%, 07/01/52	665,375	577,214
4.00%, 09/01/52	857,005	797,712
5.50%, 09/01/52	1,584,444	1,604,397
4.00%, 12/01/52	365,012	339,758
6.00%, 12/01/52	748,477	769,671
5.00%, 04/01/53	1,278,562	1,259,609
5.50%, 04/01/53	2,392,371	2,412,929
4.00%, 05/01/53	892,889	831,988
5.00%, 05/01/53	11,319,411	11,148,165
5.00%, 06/01/53	1,183,686	1,170,045
5.00%, 08/01/53‡‡	862,867	849,876
6.50%, 09/01/53	832,492	860,933
5.50%, 10/01/53‡‡	2,252	2,260
6.50%, 10/01/53	1,413,684	1,461,690
6.00%, 11/01/53	20,535,813	20,911,445
6.50%, 11/01/53	1,257,177	1,299,361
6.50%, 12/01/53	3,602,629	3,730,571
6.00%, 06/01/54	2,737,031	2,810,678
6.00%, 09/01/54	2,570,938	2,634,176
5.50%, 02/01/55	4,615,949	4,651,806
5.50%, 03/01/55	2,025,810	2,038,152
7.00%, 03/01/55‡‡	1,301	1,372
5.50%, 04/01/55	4,602,694	4,635,438
5.50%, 05/01/55‡‡	6,617,599	6,637,287
5.69%, 07/01/55	750,000	750,469

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association ACES, Series 2020-M33
2.35%, 01/25/31† IO γ	$6,897,282	$403,333
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.87%, 10/18/30†	1,972	1,969
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	84,031	85,752
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	7,788	8,421
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	26,060	28,509
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	100,453	2,603
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	544,753	555,540
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 5.31%, 03/25/55†	2,016,639	2,006,957
Federal National Mortgage Association REMIC, Series 2025-54
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.40%, 07/25/55† γ	1,300,000	1,299,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	960,771
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,593,023
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	616,403
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 4.99%, 02/25/33†	536,022	536,959
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.80%, 07/25/44†	$178,118	$172,182
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.88%, 06/25/34† γ	63,419	63,495
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	1,993,584	1,890,214
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.73% on 09/25/26), 5.73%, 08/25/67 144A STEP	455,831	456,044
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.73% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,367,494	1,366,772
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	1,207,211	1,217,833
GFH Mortgage Trust, Series 2025-IND, Class A
5.15%, 06/15/33 144A	1,245,000	1,250,276
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/29†	4,902	4,913
8.50%, 11/20/30	2,135	2,248
5.50%, 11/15/32	2,141	2,188
5.50%, 01/15/33	883	881
5.50%, 02/15/33	4,177	4,217
5.50%, 03/15/33	3,818	3,857
5.50%, 07/15/33	4,556	4,621
5.50%, 08/15/33	2,056	2,062
5.50%, 09/15/33	814	831
5.50%, 04/15/34	2,142	2,177
5.50%, 05/15/34	1,798	1,852
5.50%, 09/15/34	19,169	19,549
5.50%, 12/15/34	18,665	19,031
5.50%, 01/15/35	16,197	16,729
4.00%, 10/20/40	1,849	1,769
4.00%, 08/20/43	109,333	104,493
3.00%, 01/15/45	518,376	463,877
3.50%, 04/15/45	177,071	165,156
4.00%, 05/20/45	9,362	8,900
4.00%, 10/20/45	67,805	64,789
4.50%, 05/20/48	392,868	383,731
5.00%, 07/20/48	86,988	87,010
4.50%, 08/20/48	970,901	946,320
5.00%, 08/20/48	100,456	100,321
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 09/20/48	$669,558	$652,331
5.00%, 10/20/48	422,623	422,943
5.00%, 11/20/48	728,659	727,603
4.50%, 12/20/48	385,277	376,731
5.00%, 12/20/48	430,930	431,124
4.50%, 01/20/49	1,403,774	1,372,141
5.00%, 01/20/49	1,335,670	1,338,055
4.00%, 02/20/49	762,275	718,957
4.50%, 02/20/49	156,322	152,743
5.00%, 02/20/49	30,996	30,943
4.00%, 03/20/49	438,373	413,461
4.50%, 03/20/49	111,274	108,727
5.00%, 03/20/49	139,363	139,139
3.00%, 08/20/49	1,091,083	970,192
5.00%, 08/20/49	2,040,573	2,037,825
4.50%, 10/20/49	134,687	130,888
5.00%, 11/20/49	177,510	177,280
3.50%, 02/20/50	485,708	445,454
3.00%, 03/20/50	6,069,532	5,387,117
2.50%, 09/20/51	326,540	273,534
2.50%, 10/20/51	777,990	653,291
2.50%, 11/20/51	486,840	411,454
3.00%, 11/20/51	707,326	626,362
2.50%, 12/20/51	1,063,215	894,334
3.00%, 12/20/51	717,682	635,531
4.50%, 09/20/52	3,196,414	3,087,755
3.50%, 02/20/53	1,631,152	1,493,059
2.00%, 07/01/53 TBA	5,000,000	4,073,344
5.50%, 07/01/53 TBA	12,000,000	12,019,497
6.00%, 07/01/53 TBA	22,000,000	22,328,235
5.00%, 08/01/53 TBA	5,295,000	5,199,022
5.50%, 08/01/53 TBA	5,530,000	5,533,585
2.50%, 07/01/55 TBA	8,000,000	6,798,015
6.50%, 07/01/55 TBA	4,000,000	4,107,368
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.73%, 05/20/37†	36,408	35,955
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.00%, 05/20/65†	547,318	547,130
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.88%, 05/20/65†	173,847	174,090
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 5.02%, 06/20/65†	749,397	749,166
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 5.03%, 06/20/65†	526,058	526,016
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.05%, 06/20/65†	809,269	809,405
	Par	Value
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.05%, 07/20/65†	$937,871	$937,927
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.89%, 06/20/65†	49,318	49,399
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.05%, 07/20/65†	121,241	121,259
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.05%, 08/20/65†	145,200	145,182
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.05%, 09/20/65†	193,468	193,514
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 5.07%, 09/20/65†	223,714	223,797
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.97%, 10/20/65†	424,344	425,247
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.13%, 08/20/61†	1,321	1,320
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.72%, 07/20/67†	631,871	641,385
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,348,373	2,701,786
Government National Mortgage Association, Series 2025-1
5.00%, 01/20/55	952,027	945,589
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.79%, 01/25/37†	233,649	213,870
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.67%, 03/05/33 144A † γ	1,355,000	1,174,785
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,112,804	1,803,700

See Notes to Financial Statements.

	Par	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	$111,958	$107,673
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 8.05%, 07/09/25 144A †	1,056,336	1,060,589
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.64%, 02/05/45 144A † γ	1,100,000	1,130,790
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 5.15%, 10/25/34†	3,919	3,849
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	2,278	2,227
IRV Trust, Series 2025-200P, Class A
5.47%, 03/14/47 144A † γ	2,800,000	2,836,367
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,754,930
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.36%, 1.11% Floor), 5.67%, 04/15/37 144A †	1,147,128	1,128,173
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.99%, 10/05/39 144A † γ	1,350,000	1,378,166
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.91%, 01/15/42 144A †	400,000	398,690
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 6.31%, 01/15/42 144A †	300,000	299,522
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-NSLB, Class A
6.23%, 06/05/42 144A	1,700,000	1,767,742
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.88%, 02/25/35† γ	6,878	6,731
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,446,388	1,347,620
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	641,862	598,545
	Par	Value
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	$1,735,853	$1,621,783
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	810,690	699,825
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,764,130	1,508,326
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,695,178	1,497,811
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	1,477,759	1,439,759
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	878,982	887,303
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,364,455	1,373,899
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	893,332	903,114
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1
5.49%, 08/25/55 144A † γ	2,010,269	2,017,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	26,320	26,263
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.20%, 08/15/29 144A †	1,000,000	1,002,956
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.61%, 03/15/42 144A †	2,050,000	2,047,787
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,793,042
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
5.75%, 07/25/61 144A STEP	438,322	437,256
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 09/25/25), 4.65%, 11/25/60 144A STEP	879,947	880,448
LEX Mortgage Trust, Series 2024-BBG, Class A
5.04%, 10/13/33 144A † γ	1,600,000	1,609,657
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	$550,000	$548,868
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 7.41%, 01/01/29 144A †	188,211	188,975
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.52%, 01/01/61(U) †	328,365	442,667
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 4.96%, 01/01/61(U) †	234,983	319,394
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,909,615
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.62%, 04/15/47(U) †	273,729	371,857
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
6.04%, 11/21/34† γ	54,487	52,627
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.87%, 05/25/34† γ	25,247	24,624
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55	650,000	640,351
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	70,301	68,737
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	453,915
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	804,591
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	1,005,739	941,590
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	581,978	549,332
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,398,220
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.92%, 04/15/55† γ	1,475,000	1,376,369
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.99%, 10/25/35†	34,440	34,331
	Par	Value
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.33% on 08/25/25), 6.50%, 11/25/52 144A STEP	$334,657	$333,915
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 5.64% on 08/25/25), 0.00%, 01/25/65 144A STEP	1,266,931	1,276,044
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1
(Step to 6.53% on 11/25/30), 5.53%, 05/25/65 144A STEP	396,563	399,090
NY Commercial Mortgage Trust, Series 2025-299P, Class C
6.38%, 02/10/35 144A † γ	1,650,000	1,699,687
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 02/15/42 144A †	1,400,000	1,388,943
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 5.67% on 09/25/25), 4.67%, 08/25/61 144A STEP	873,660	867,943
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	2,797,725	2,870,189
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,011,484
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.52%, 11/15/38 144A †	2,300,000	2,296,966
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 5.08%, 06/25/57 144A †	497,642	488,404
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.70% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,490,911	1,489,127
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.17% on 10/25/26), 6.10%, 09/25/62 144A STEP	360,137	359,323
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.42% on 08/25/25), 6.45%, 09/25/62 144A STEP	105,824	105,895
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.42% on 08/25/25), 6.45%, 09/25/62 144A STEP	952,422	952,022

See Notes to Financial Statements.

	Par	Value
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	$302,442	$302,381
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,390,373	1,402,830
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,325,874	1,332,889
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	675,567	680,816
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	721,488	726,706
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	342,191	345,066
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	251,843	255,561
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,504,994	1,522,459
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	188,124	190,419
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	973,069	983,453
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	973,069	983,393
OBX Trust, Series 2025-NQM10, Class A3
(Step to 6.71% on 06/25/29), 5.71%, 05/25/65 144A STEP	994,170	999,277
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.38%, 01/15/36 144A †	1,725,000	1,677,920
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.76% on 07/25/25), 6.12%, 05/25/65 144A STEP	886,605	887,463
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	641,890	612,962
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	766,889	769,910
	Par	Value
PRPM LLC, Series 2024-4, Class A1
(Step to 9.41% on 09/25/27), 6.41%, 08/25/29 144A STEP	$261,780	$262,634
PRPM LLC, Series 2024-5, Class A1
(Step to 7.12% on 10/25/27), 5.69%, 09/25/29 144A STEP	882,180	883,411
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	463,814	465,246
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	1,164,580	1,165,111
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,237,550	1,214,530
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,066,459
PRPM LLC, Series 2025-RCF1, Class A1
(Step to 5.50% on 03/25/29), 4.50%, 02/25/55 144A STEP	319,537	315,381
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.14%, 12/15/43(E) †	470,221	543,151
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.52%, 12/15/43(U) †	117,555	158,634
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,370,296
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,713,638
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,089,378
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 04/25/29), 5.55%, 01/25/65 144A STEP	1,900,556	1,907,295
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/15/28 144A	1,905,000	1,955,248
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	224,823	226,805
Sequoia Mortgage Trust, Series 2025-5, Class A5
5.50%, 06/25/55 144A † γ	1,000,000	1,005,350
Sequoia Mortgage Trust, Series 2025-6, Class A11
5.50%, 03/25/38 144A † ††† ρ γ	300,000	301,576
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 5.07%, 04/19/27†	$25,980	$25,386
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	680,748
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 5.13%, 10/15/38 144A †	2,300,000	2,293,612
Station Place Securitization Trust, Series 2024-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.73%, 08/12/25 144A † ††† ρ	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 6.01%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP3, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.61%, 11/17/25 144A † †††	200,000	200,000
Station Place Securitization Trust, Series 2024-SP4, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.61%, 11/17/25 144A † †††	400,000	400,000
Station Place Securitization Trust, Series 2025-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.30%), 5.62%, 07/02/26 144A † ††† γ	1,250,000	1,250,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.93%, 07/19/35†	22,087	21,139
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.55%, 12/15/39 144A †	1,955,000	1,956,833
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 5.07%, 09/25/43†	1,751	1,734
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.64%, 04/25/45† γ	10,490	10,280
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.44%, 10/27/64 144A † γ	713,044	716,854
	Par	Value
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.52%, 10/25/64 144A † γ	$2,350,223	$2,348,540
Towd Point Mortgage Trust, Series 2024-A, Class A
7.51%, 11/01/40	477,157	479,305
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.80%, 12/10/33 144A † γ	1,010,000	1,070,750
Uniform Mortgage Backed Securities
5.00%, 08/01/40 TBA	11,110,000	11,187,208
2.00%, 07/01/52 TBA	3,240,000	2,565,615
2.50%, 07/01/52 TBA	44,689,960	37,060,630
3.00%, 08/01/52 TBA	9,990,000	8,643,534
4.00%, 08/01/52 TBA	56,330,000	52,373,712
3.00%, 07/01/53 TBA	34,208,964	29,606,252
3.50%, 07/01/53 TBA	15,000,000	13,506,596
5.00%, 07/01/53 TBA	40,044,691	39,249,185
5.50%, 07/01/53 TBA	96,100,000	96,093,030
6.00%, 07/01/53 TBA	7,000,000	7,113,954
6.50%, 07/01/53 TBA	4,000,000	4,130,531
2.00%, 08/01/53 TBA	25,100,000	19,883,438
2.50%, 08/01/53 TBA	29,170,040	24,194,780
4.50%, 08/01/53 TBA	118,200,000	113,021,316
5.00%, 08/01/53 TBA	136,499,309	133,702,375
5.50%, 08/01/53 TBA	6,210,000	6,204,455
6.00%, 08/01/53 TBA	25,200,000	25,585,624
6.50%, 08/01/53 TBA	21,700,000	22,375,075
7.00%, 08/01/55 TBA	5,790,000	6,073,884
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,774,808	1,651,231
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,499,300	2,032,431
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,796,372	1,675,222
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,734,253	1,410,619
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † ††† γ	600,000	602,381
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 12/25/25), 1.83%, 10/25/66 144A STEP	1,657,562	1,492,248
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.91% on 07/25/26), 4.91%, 06/25/67 144A STEP	1,766,641	1,747,437

See Notes to Financial Statements.

	Par	Value
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.08% on 08/25/25), 6.13%, 09/25/67 144A STEP	$770,637	$769,740
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.89% on 11/25/27), 7.42%, 10/25/68 144A STEP	656,195	666,902
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	608,835	611,062
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,467,589	1,484,534
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	1,769,720	1,788,283
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 04/25/29), 5.51%, 03/25/70 144A STEP	962,451	963,170
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.58% on 03/25/29), 5.55%, 02/25/70 144A STEP	1,296,744	1,302,703
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	644,377	645,601
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.66%, 02/25/33† γ	1,085	1,060
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.80%, 06/25/42†	2,057	1,922
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 5.21%, 01/25/45†	373,171	359,083
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.01%, 10/25/45†	213,858	214,793
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	86,955	77,704
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.38%, 02/25/37† γ	56,301	52,125
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.16%, 04/25/47†	$191,628	$174,279
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.97%, 07/25/45†	171,480	168,013
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 5.01%, 07/25/45†	50,481	49,737
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
6.63%, 03/15/40 144A † γ	1,900,000	1,908,310
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.50%, 12/28/37† γ	102,869	94,002
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	131,239
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	238,382	232,845
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,199,256
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.48%, 07/15/35 144A † γ	1,750,000	1,761,575
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.94%, 07/15/35 144A † γ	1,075,000	1,082,138
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 6.00%, 08/15/41 144A †	1,700,000	1,694,344
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.60%, 08/15/41 144A †	800,000	789,894
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	23,637	21,534
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,350,690
Total Mortgage-Backed Securities (Cost $1,278,398,876)		1,274,078,223
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	$600,000	$761,827
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	210,000	216,091
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,185,000	1,246,521
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	638,214	707,401
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	272,182	301,688
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,265,186
Maryland State Economic Development Corporation, Revenue Bond
4.79%, 11/30/29	435,000	443,970
4.83%, 11/30/30	335,000	342,057
4.93%, 11/30/31	400,000	409,239
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	58,293
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	269,449
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	210,462
State of California, General Obligation
7.55%, 04/01/39	410,000	491,865
State of Illinois, General Obligation
5.10%, 06/01/33	353,382	354,743
6.63%, 02/01/35	380,769	400,238
7.35%, 07/01/35	365,357	390,885
	Par	Value
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	$1,000,000	$850,724
Total Municipal Bonds (Cost $8,963,332)		8,720,639

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (BNP)	1	$9,770,000	167,878
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (TD)	1	9,770,000	167,878
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (BNP)	1	9,770,000	167,878
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (MSCS)	1	9,770,000	167,878

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.75% (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.75, Expires 10/30/25 (DEUT)	1	$85,800,000	$303,294
Pay 1-Day SONIA (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $3.50, Expires 08/19/26 (MSCS)	1	11,500,000	110,205
			1,085,011
Call Option — 0.0%
U.S. Dollar vs. Swedish Krona, Strike Price $10.20, Expires 11/26/25 (BAR)	1	2,097,000	11,024
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	1,303
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	1,303
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	2,040,000	470
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	4,059,000	936
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	1,740,000	401
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	336,000	77
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 12/17/25 (GSC)	1	162,500	12,240
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 12/23/25 (HSBC)	1	354,500	25,355
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 11/24/25 (MSCS)	1	6,588,000	19,226
	Number of Contracts	Notional Amount	Value
U.S. Dollar vs. Japanese Yen, Strike Price $123.50, Expires 05/20/26 (JPM)	1	$617,000	$103,112
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 11/19/25 (UBS)	1	3,323,000	66,048
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 11/19/25 (UBS)	1	997,000	19,816
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 04/01/26 (BOA)	1	2,980,000	100,635
			350,922
Put Swaption — 0.0%
Pay 5.5% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $5.50, Expires 08/19/26 (MSCS)	1	11,500,000	5,063
Total Purchased Options (Premiums paid $1,649,843)			1,452,020

	Par
U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bills
4.16%, 07/03/25Ω ‡‡	$8,076,100	8,074,222
4.25%, 09/11/25Ω ‡‡	11,000	10,907
4.17%, 09/16/25Ω ‡‡	911,000	902,738
4.13%, 11/28/25Ω	3,775,000	3,710,180
4.13%, 12/11/25Ω	1,600,000	1,570,262
4.06%, 12/18/25Ω	1,795,000	1,760,109
4.08%, 12/26/25Ω	1,615,000	1,582,208
		17,610,626
U.S. Treasury Bonds
4.25%, 05/15/39	4,300,000	4,187,629
4.38%, 11/15/39‡‡	200,000	196,117
1.38%, 11/15/40	32,300,000	20,587,465
1.88%, 02/15/41	6,800,000	4,679,250
4.75%, 02/15/41‡‡ Δ	15,900,000	16,111,793
2.25%, 05/15/41‡‡	1,700,000	1,235,156
3.13%, 11/15/41	3,580,000	2,937,138
2.38%, 02/15/42	2,800,000	2,037,875
3.25%, 05/15/42Δ	6,900,000	5,710,559
2.75%, 08/15/42‡‡	10,430,000	7,984,246
2.75%, 11/15/42	7,050,000	5,372,596
2.88%, 05/15/43Δ	3,200,000	2,467,375
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.63%, 02/15/44	$5,700,000	$4,881,738
3.38%, 05/15/44‡‡	3,200,000	2,633,125
4.63%, 05/15/44	14,760,000	14,479,214
3.13%, 08/15/44	4,800,000	3,786,187
4.13%, 08/15/44	11,875,000	10,882,788
3.00%, 11/15/44‡‡	3,100,000	2,388,090
4.63%, 11/15/44	2,000,000	1,958,437
4.75%, 02/15/45	31,095,000	30,939,525
5.00%, 05/15/45Δ	28,020,000	28,788,361
2.88%, 08/15/45‡‡	700,000	523,605
3.13%, 05/15/48	3,340,000	2,535,138
3.00%, 08/15/48	11,300,000	8,360,676
3.38%, 11/15/48Δ	3,220,000	2,548,202
3.00%, 02/15/49	300,000	221,133
2.88%, 05/15/49Δ	9,580,000	6,880,012
2.25%, 08/15/49Δ	5,000,000	3,138,086
2.38%, 11/15/49‡‡	3,800,000	2,445,211
1.38%, 08/15/50Δ	4,900,000	2,417,461
1.63%, 11/15/50	9,200,000	4,849,766
4.75%, 11/15/53Δ	1,130,000	1,120,113
4.25%, 08/15/54‡‡	31,350,000	28,638,715
4.75%, 05/15/55‡‡ Δ	7,570,000	7,528,602
		245,451,384
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/25	270,550	270,423
1.25%, 04/15/28	3,133,635	3,128,350
2.13%, 04/15/29	6,845,124	7,030,917
1.63%, 10/15/29	5,352,428	5,419,799
0.63%, 07/15/32	20,315,440	18,957,789
1.13%, 01/15/33	14,754,078	14,105,134
1.38%, 07/15/33	348,566	338,666
1.75%, 01/15/34‡‡	7,618,353	7,555,830
1.88%, 07/15/34	17,079,379	17,102,388
2.13%, 01/15/35	12,665,590	12,879,979
		86,789,275
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	4,698,793	3,725,191
U.S. Treasury Notes
4.25%, 12/31/26Δ	16,215,000	16,311,910
3.88%, 03/31/27	2,730,000	2,734,692
4.63%, 06/15/27	7,640,000	7,767,731
0.50%, 06/30/27	9,940,000	9,329,040
2.75%, 02/15/28‡‡	1,400,000	1,366,914
1.25%, 03/31/28‡‡	510,000	477,627
1.25%, 05/31/28	13,250,000	12,362,871
1.25%, 06/30/28	18,800,000	17,506,031
4.63%, 09/30/28‡‡	1,000,000	1,027,930
4.13%, 11/30/29	1,060,000	1,075,817
4.25%, 01/31/30Δ	6,500,000	6,629,746
1.50%, 02/15/30	2,870,000	2,597,686
3.63%, 03/31/30	2,241,300	2,225,716
4.00%, 03/31/30	2,200,000	2,220,969
	Par	Value
3.88%, 04/30/30‡‡ Δ	$27,175,000	$27,287,522
0.63%, 05/15/30	37,760,000	32,495,725
3.75%, 06/30/30Δ	9,990,000	9,966,586
3.88%, 06/30/30Δ	15,050,000	15,108,201
4.13%, 03/31/31Δ	17,280,000	17,501,400
4.63%, 04/30/31	1,730,000	1,796,632
4.00%, 04/30/32‡‡	17,500,000	17,525,977
4.00%, 06/30/32	15,110,000	15,122,985
3.38%, 05/15/33‡‡	2,000,000	1,907,109
4.25%, 11/15/34Δ	13,300,000	13,347,797
4.63%, 02/15/35‡‡ Δ	1,220,000	1,259,078
4.25%, 05/15/35	5,120,000	5,128,400
		242,082,092
U.S. Treasury Strips
3.27%, 11/15/29Ω Δ	7,660,800	6,481,053
3.26%, 08/15/30Ω	1,540,000	1,262,117
3.27%, 11/15/30Ω	1,540,000	1,247,604
3.92%, 08/15/31Ω	3,810,000	2,980,744
3.72%, 11/15/31Ω	5,260,000	4,066,191
3.26%, 05/15/32Ω Δ	3,306,100	2,499,279
3.22%, 08/15/33Ω	1,540,000	1,094,956
3.68%, 08/15/35Ω	2,900,000	1,857,505
2.22%, 02/15/40Ω ‡‡	2,790,000	1,382,238
2.18%, 08/15/41Ω	1,080,000	491,538
1.98%, 05/15/52Ω ‡‡	40,250,000	10,886,389
2.42%, 08/15/53Ω	17,000,000	4,374,138
2.35%, 11/15/53Ω	16,400,000	4,193,326
2.34%, 05/15/54Ω	19,000,000	4,745,412
2.53%, 08/15/54Ω	3,810,000	943,358
2.41%, 02/15/55Ω	9,000,000	2,193,391
		50,699,239
Total U.S. Treasury Obligations (Cost $670,045,832)		646,357,807

	Shares
PREFERRED STOCKS — 0.1%
American National Group, Inc.
7.38%	12,000	312,840
Boeing Co. (The)
6.00% CONV	17,674	1,201,832
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% †	6,000	151,920
NextEra Energy Capital Holdings, Inc.
6.50%	1,000,000	250,390
Total Preferred Stocks (Cost $1,609,716)		1,916,982
MONEY MARKET FUNDS — 5.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø §	57,827,213	57,827,213

See Notes to Financial Statements.

	Shares	Value
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞	133,514,246	$133,514,246
Total Money Market Funds (Cost $191,341,459)		191,341,459

	Par
REPURCHASE AGREEMENTS — 13.7%
Citigroup Global Markets, Inc.
4.41% (dated 06/30/25, due 07/02/25, repurchase price $202,249,539, collateralized by U.S. Treasury Notes, 3.875%, due 05/31/27, total market value $205,511,742)	$202,200,000	202,200,000

4.44% (dated 06/30/25, due 07/01/25, repurchase price $237,629,304, collateralized by U.S. Treasury Bill, 0.000%, due 07/10/25, total market value $242,442,373)	237,600,000	237,600,000
Deutsche Bank Securities, Inc.
4.42% (dated 06/30/25, due 07/01/25, repurchase price $100,000, collateralized by U.S. Treasury Bonds, 1.750%, due 08/15/41, total market value $101,976)	100,000	100,000
Total Repurchase Agreements (Cost $439,900,000)		439,900,000
TOTAL INVESTMENTS — 130.2% (Cost $4,221,859,565)		4,194,061,796

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $112.00, Expires 07/25/25 (MSCS)	(12)	$(1,345,500)	(9,000)
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $112.50, Expires 07/25/25 (MSCS)	(41)	(4,597,125)	(21,781)
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $113.20, Expires 07/25/25 (MSCS)	(7)	(784,875)	(1,792,100)
	Number of Contracts	Notional Amount	Value
Euro-Bobl, Strike Price $118.50, Expires 07/25/25 (GSC)	(3)	$(353,040)	$(389)
Euro-Bund, Strike Price $132.50, Expires 07/25/25 (GSC)	(2)	(235,360)	(330)
(1,823,600)
Call Swaptions — (0.0)%
CDX CDX.NA.IG.44 (Pay Quarterly); Credit Default Swap Maturing 07/16/2025 USD, Strike Price $85.00, Expires 07/16/25 (GSC)	(1)	(700,000)	(50)
Pay 2.83% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $2.83, Expires 10/30/25 (DEUT)	(1)	(85,800,000)	(52,158)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (TD)	(1)	(9,770,000)	(73,536)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (BNP)	(1)	(9,770,000)	(73,536)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (BNP)	(1)	(9,770,000)	(73,536)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (MSCS)	(1)	$(9,770,000)	$(73,536)
Pay 3% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $3.00, Expires 08/19/26 (MSCS)	(1)	(11,500,000)	(55,423)
Pay 3.29% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/03/2026 USD, Strike Price $3.29, Expires 10/30/25 (DEUT)	(1)	(85,800,000)	(126,100)
Pay 3.525% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/30/2035 USD, Strike Price $3.53, Expires 07/28/25 (GSC)	(1)	(1,900,000)	(6,096)
Pay 3.555% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/28/2035 USD, Strike Price $3.56, Expires 07/24/25 (BOA)	(1)	(1,300,000)	(4,319)
Pay 3.583% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/25/2035 USD, Strike Price $3.58, Expires 07/23/25 (GSC)	(1)	(500,000)	(1,928)
Pay 3.637% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/22/2035 USD, Strike Price $3.64, Expires 07/18/25 (BOA)	(1)	(700,000)	(3,223)
	Number of Contracts	Notional Amount	Value
Pay 3.6525% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/16/2035 USD, Strike Price $3.65, Expires 07/14/25 (GSC)	(1)	$(600,000)	$(2,611)
Pay 3.664% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/16/2035 USD, Strike Price $3.66, Expires 07/14/25 (MSCS)	(1)	(300,000)	(1,429)
Pay 3.669% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/09/2035 USD, Strike Price $3.67, Expires 07/07/25 (MSCS)	(1)	(200,000)	(650)
Pay 3.68% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/09/2035 USD, Strike Price $3.68, Expires 07/07/25 (GSC)	(1)	(400,000)	(1,465)
Pay 3.697% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/18/2035 USD, Strike Price $3.70, Expires 07/16/25 (MSCS)	(1)	(1,000,000)	(6,490)
Pay 3.725% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/08/2035 USD, Strike Price $3.73, Expires 07/03/25 (MSCS)	(1)	(1,200,000)	(5,262)
(561,348)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $108.50, Expires 07/25/25 (MSCS)	(12)	$(1,345,500)	$(375)
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $109.00, Expires 07/25/25 (MSCS)	(31)	(3,475,875)	(968)
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $109.50, Expires 07/25/25 (MSCS)	(10)	(1,121,250)	(625)
10-Year U.S. Treasury Note Future expiration date 08/2025, Strike Price $110.70, Expires 07/25/25 (MSCS)	(7)	(784,875)	(1,471,230)
Euro-Bobl, Strike Price $117.25, Expires 07/25/25 (GSC)	(3)	(353,040)	(636)
Euro-Bund, Strike Price $129.00, Expires 07/25/25 (GSC)	(2)	(235,360)	(801)
U.S. Dollar vs. Japanese Yen, Strike Price $130.00, Expires 11/19/25 (UBS)	(1)	(3,323,000)	(15,698)
U.S. Dollar vs. Japanese Yen, Strike Price $130.00, Expires 11/19/25 (UBS)	(1)	(997,000)	(4,710)
(1,495,043)
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.875% (Annually); Interest Rate Swap Maturing 07/30/2035 USD, Strike Price $3.88, Expires 07/28/25 (GSC)	(1)	(1,900,000)	(5,013)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.905% (Annually); Interest Rate Swap Maturing 07/28/2035 USD, Strike Price $3.91, Expires 07/24/25 (BOA)	(1)	$(1,300,000)	$(2,267)
Pay 1-Day SOFR (Annually); Receive 3.933% (Annually); Interest Rate Swap Maturing 07/25/2035 USD, Strike Price $3.93, Expires 07/23/25 (GSC)	(1)	(500,000)	(653)
Pay 1-Day SOFR (Annually); Receive 4.019% (Annually); Interest Rate Swap Maturing 07/09/2035 USD, Strike Price $4.02, Expires 07/07/25 (MSCS)	(1)	(200,000)	(3)
Pay 1-Day SOFR (Annually); Receive 4.03% (Annually); Interest Rate Swap Maturing 07/09/2035 USD, Strike Price $4.03, Expires 07/07/25 (GSC)	(1)	(400,000)	(4)
Pay 1-Day SOFR (Annually); Receive 4.037% (Annually); Interest Rate Swap Maturing 07/22/2035 USD, Strike Price $4.04, Expires 07/18/25 (BOA)	(1)	(700,000)	(203)
Pay 1-Day SOFR (Annually); Receive 4.0525% (Annually); Interest Rate Swap Maturing 07/16/2035 USD, Strike Price $4.05, Expires 07/14/25 (GSC)	(1)	(600,000)	(69)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 4.064% (Annually); Interest Rate Swap Maturing 07/16/2035 USD, Strike Price $4.06, Expires 07/14/25 (MSCS)	(1)	$(300,000)	$(29)
Pay 1-Day SOFR (Annually); Receive 4.075% (Annually); Interest Rate Swap Maturing 07/08/2035 USD, Strike Price $4.08, Expires 07/03/25 (MSCS)	(1)	(1,200,000)	(— )
Pay 1-Day SOFR (Annually); Receive 4.097% (Annually); Interest Rate Swap Maturing 07/18/2035 USD, Strike Price $4.10, Expires 07/16/25 (MSCS)	(1)	(1,000,000)	(100)
Pay 1-Day SONIA (Annually); Receive 4.5% (Annually); Interest Rate Swap Maturing 08/19/2028 GBP, Strike Price $4.50, Expires 08/19/26 (MSCS)	(1)	(11,500,000)	(23,743)
(32,084)
Total Written Options (Premiums received $ (931,042))			(3,912,075)

Par
TBA SALE COMMITMENTS — (1.2)%
Uniform Mortgage Backed Securities 3.50%, 07/01/53 TBA	$(100,000)	(90,044)
Uniform Mortgage Backed Securities 4.00%, 07/01/52 TBA	(6,000,000)	(5,579,767)
Uniform Mortgage Backed Securities 4.50%, 07/01/53 TBA	(17,000,000)	(16,263,150)
Government National Mortgage Association 4.00%, 07/01/53 TBA	(1,000,000)	(929,933)
Uniform Mortgage Backed Securities 2.00%, 07/01/52 TBA	(5,000,000)	(3,959,282)
Government National Mortgage Association 3.00%, 07/01/53 TBA	(3,000,000)	(2,654,015)
Government National Mortgage Association 4.50%, 07/01/53 TBA	(7,000,000)	(6,701,593)
	Par	Value
Government National Mortgage Association 3.50%, 07/01/53 TBA	$(2,000,000)	$(1,818,536)
Total TBA Sale Commitments (Proceeds $(37,468,344))		(37,996,320)
Liabilities in Excess of Other Assets — (28.9)%		(931,192,336)
NET ASSETS — 100.0%		$3,220,961,065

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	09/2025	(3)	$(419,609)	$8,780
Euro-Bobl	09/2025	3	415,863	(1,841)
Euro-OAT	09/2025	(1)	(145,877)	877
Euro-Bund	09/2025	(180)	(27,595,837)	197,051
10-Year Japanese Treasury Bond	09/2025	(12)	(11,584,598)	(33,644)
3-Month CME SOFR	09/2025	116	27,742,850	(187,050)
10-Year Bond	09/2025	45	4,031,577	33,885
10-Year U.S. Treasury Note	09/2025	386	43,280,250	657,943
U.S. Treasury Long Bond	09/2025	117	13,509,844	226,450
Ultra 10-Year U.S. Treasury Note	09/2025	(617)	(70,501,891)	(1,320,407)
Ultra Long U.S. Treasury Bond	09/2025	502	59,800,750	2,041,769
Long GILT	09/2025	41	5,235,603	109,910
2-Year U.S. Treasury Note	09/2025	1,321	274,798,961	1,111,426
5-Year U.S. Treasury Note	09/2025	2,216	241,544,000	2,539,209
3-Month CME SOFR	12/2025	116	27,837,100	(150,800)
3-Month CME SOFR	03/2026	116	27,935,700	(87,000)
3-Month SONIA SO3	03/2026	195	64,497,652	90,091
3-Month CME SOFR	06/2026	116	28,014,000	(30,450)
3-Month CME SOFR	09/2026	116	28,077,800	21,750
Total Futures Contracts outstanding at June 30, 2025			$736,474,138	$5,227,949
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/25	Brazilian Reals	43,446,422	U.S. Dollars	7,619,439	BNP	$377,178
10/02/25	Brazilian Reals	51,593,361	U.S. Dollars	9,149,868	GSC	120,814
09/17/25	Euro	3,029,064	U.S. Dollars	3,481,039	MSCS	106,130
07/02/25	Brazilian Reals	6,897,064	U.S. Dollars	1,178,804	JPM	90,649
07/16/25	Taiwan Dollars	199,447,071	U.S. Dollars	6,819,560	SC	49,364
07/02/25	Australian Dollars	3,299,717	U.S. Dollars	2,126,519	BAR	45,190
07/16/25	Taiwan Dollars	13,001,142	U.S. Dollars	410,260	HSBC	37,497
09/17/25	British Pounds	1,716,940	U.S. Dollars	2,323,881	BNP	34,099
07/18/25	Polish Zloty	4,698,994	U.S. Dollars	1,271,307	JPM	31,772
07/16/25	Taiwan Dollars	37,191,996	U.S. Dollars	1,252,340	JPM	28,546
08/20/25	Taiwan Dollars	6,487,323	U.S. Dollars	198,158	BNP	27,620
08/20/25	Chinese Offshore Yuan	11,680,000	U.S. Dollars	1,615,236	BNP	23,170
07/16/25	South Korean Won	2,369,019,803	U.S. Dollars	1,733,661	JPM	21,169
09/17/25	Canadian Dollars	3,225,043	U.S. Dollars	2,358,070	BNP	19,829
08/20/25	Chinese Offshore Yuan	7,092,000	U.S. Dollars	975,292	BAR	19,535
07/16/25	Taiwan Dollars	5,179,328	U.S. Dollars	159,242	GSC	19,134
09/17/25	Australian Dollars	1,819,225	U.S. Dollars	1,186,062	MSCS	13,261
07/09/25	Turkish Lira	28,190,825	U.S. Dollars	690,765	BAR	11,668
08/20/25	Chinese Offshore Yuan	5,155,000	U.S. Dollars	711,534	SC	11,581
08/20/25	Chinese Offshore Yuan	20,738,000	U.S. Dollars	2,899,532	BOA	9,481
08/05/25	Australian Dollars	3,299,717	U.S. Dollars	2,164,007	JPM	9,343
07/16/25	Taiwan Dollars	12,193,800	U.S. Dollars	410,842	BNP	9,110
09/17/25	Canadian Dollars	3,103,024	U.S. Dollars	2,280,339	SS	7,593
09/17/25	Euro	1,006,115	U.S. Dollars	1,184,000	SS	7,492
08/29/25	Mexican Pesos	14,110,452	U.S. Dollars	739,832	BNP	7,298
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Euro	1,005,867	U.S. Dollars	1,184,000	BNP	$7,198
07/02/25	U.S. Dollars	2,985,849	Japanese Yen	428,984,866	HSBC	6,891
07/23/25	South African Rand	6,374,535	U.S. Dollars	352,653	BAR	6,741
08/20/25	Chinese Offshore Yuan	3,149,000	U.S. Dollars	435,153	DEUT	6,571
07/08/25	South Korean Won	767,940,291	U.S. Dollars	562,470	BAR	6,459
09/17/25	U.S. Dollars	2,373,456	Swedish Kronor	22,281,749	BNP	5,835
07/16/25	Thai Baht	21,604,114	U.S. Dollars	660,000	BAR	5,415
07/16/25	Indonesian Rupiahs	11,650,130,846	U.S. Dollars	713,932	BNP	5,196
07/01/25	Turkish Lira	11,595,028	U.S. Dollars	286,191	BAR	5,011
09/17/25	Swiss Francs	940,251	Euro	1,007,000	BNP	4,494
08/05/25	Singapore Dollars	323,579	U.S. Dollars	250,792	HSBC	4,423
07/16/25	Indonesian Rupiahs	11,856,790,692	U.S. Dollars	727,656	SC	4,228
09/17/25	Swedish Kronor	11,147,483	U.S. Dollars	1,181,000	DEUT	3,513
07/16/25	South Korean Won	766,355,778	U.S. Dollars	565,352	UBS	2,319
07/02/25	Singapore Dollars	312,529	U.S. Dollars	243,615	HSBC	2,180
08/20/25	Chinese Offshore Yuan	8,664,000	U.S. Dollars	1,213,224	HSBC	2,115
07/16/25	Taiwan Dollars	2,417,379	U.S. Dollars	81,341	DEUT	1,913
07/31/25	Turkish Lira	13,528,409	U.S. Dollars	328,910	BAR	1,637
08/20/25	Chinese Offshore Yuan	4,392,000	U.S. Dollars	614,504	JPM	1,581
07/21/25	Turkish Lira	3,113,676	U.S. Dollars	75,527	BAR	1,237
07/23/25	Turkish Lira	2,886,069	U.S. Dollars	69,862	BAR	1,164
07/14/25	Turkish Lira	2,970,588	U.S. Dollars	72,556	BAR	1,137
07/11/25	Turkish Lira	3,080,897	U.S. Dollars	75,527	BAR	1,105
07/10/25	Turkish Lira	3,087,069	U.S. Dollars	75,755	BAR	1,098
09/17/25	U.S. Dollars	459,000	Norwegian Kroner	4,613,409	JPM	1,066
07/02/25	Singapore Dollars	130,094	U.S. Dollars	101,279	JPM	1,037
08/07/25	Turkish Lira	5,642,626	U.S. Dollars	135,980	BAR	980
07/16/25	Thai Baht	3,276,580	U.S. Dollars	100,000	MLIB	920
07/16/25	Indonesian Rupiahs	2,549,466,815	U.S. Dollars	156,457	GSC	914
07/02/25	U.S. Dollars	6,383,830	Canadian Dollars	8,692,000	JPM	867
07/23/25	South African Rand	1,807,438	U.S. Dollars	101,137	JPM	766
08/05/25	Singapore Dollars	64,448	U.S. Dollars	50,081	SC	751
07/16/25	South Korean Won	107,307,816	U.S. Dollars	78,990	BNP	497
07/16/25	Indonesian Rupiahs	2,140,746,052	U.S. Dollars	131,772	HSBC	370
07/16/25	Thai Baht	655,144	U.S. Dollars	20,000	GSC	179
07/08/25	Indonesian Rupiahs	6,710,119,103	U.S. Dollars	413,579	UBS	174
08/05/25	Singapore Dollars	18,542	U.S. Dollars	14,514	BOA	110
09/17/25	Euro	1,008,000	Swedish Kronor	11,233,296	BNP	93
07/18/25	Polish Zloty	13,614	U.S. Dollars	3,692	MSCS	83
08/05/25	Singapore Dollars	12,141	U.S. Dollars	9,504	JPM	72
08/20/25	Indian Rupees	38,748,963	U.S. Dollars	450,960	DEUT	61
08/05/25	Singapore Dollars	8,436	U.S. Dollars	6,634	GSC	20
09/17/25	Mexican Pesos	202	U.S. Dollars	11	DEUT	—
Subtotal Appreciation						$1,236,944
07/08/25	Indonesian Rupiahs	1,193,378,537	U.S. Dollars	73,593	UBS	$(8)
07/02/25	U.S. Dollars	14,514	Singapore Dollars	18,585	BOA	(103)
08/04/25	U.S. Dollars	183,533	Norwegian Kroner	1,850,970	MSCS	(147)
08/20/25	Indian Rupees	23,740,556	U.S. Dollars	276,525	SC	(196)
07/16/25	U.S. Dollars	28,162	Indonesian Rupiahs	459,406,706	GSC	(196)
07/02/25	U.S. Dollars	19,207	Norwegian Kroner	195,640	BAR	(203)
07/16/25	U.S. Dollars	11,822	South Korean Won	16,248,058	BAR	(213)
07/14/25	U.S. Dollars	24,693	Turkish Lira	1,004,326	BNP	(221)
07/16/25	U.S. Dollars	21,683	British Pounds	16,000	MSCS	(281)
07/02/25	U.S. Dollars	172,305	Swedish Kronor	1,635,000	BAR	(512)
07/02/25	U.S. Dollars	50,081	Singapore Dollars	64,595	SC	(721)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	487,172	Indonesian Rupiahs	7,905,558,377	UBS	$(814)
08/20/25	U.S. Dollars	9,524	Taiwan Dollars	310,512	MLIB	(1,283)
07/02/25	U.S. Dollars	182,012	Norwegian Kroner	1,848,352	UBS	(1,367)
09/17/25	Japanese Yen	85,976,619	U.S. Dollars	603,919	MSCS	(1,448)
07/16/25	U.S. Dollars	81,233	Thai Baht	2,684,847	BNP	(1,462)
09/17/25	Swedish Kronor	22,466,592	Euro	2,017,135	UBS	(1,530)
07/18/25	U.S. Dollars	226,575	Turkish Lira	9,234,744	BAR	(1,706)
07/02/25	U.S. Dollars	80,904	New Zealand Dollars	135,656	JPM	(1,785)
08/04/25	U.S. Dollars	526,098	Japanese Yen	75,701,346	SC	(1,818)
07/02/25	U.S. Dollars	166,809	Canadian Dollars	229,657	BNP	(1,840)
07/01/25	U.S. Dollars	294,163	Turkish Lira	11,793,912	BAR	(2,034)
08/20/25	U.S. Dollars	309,071	Indian Rupees	26,736,442	JPM	(2,129)
09/17/25	U.S. Dollars	945,000	Australian Dollars	1,436,876	JPM	(2,259)
08/20/25	U.S. Dollars	174,426	Indian Rupees	15,183,975	DEUT	(2,309)
07/10/25	U.S. Dollars	60,118	Polish Zloty	225,238	BAR	(2,356)
07/08/25	U.S. Dollars	565,352	South Korean Won	766,726,479	UBS	(2,677)
08/04/25	U.S. Dollars	466,535	Danish Kroner	2,963,838	DEUT	(2,727)
07/16/25	U.S. Dollars	341,801	Chinese Offshore Yuan	2,463,189	HSBC	(2,761)
07/08/25	U.S. Dollars	486,560	Indonesian Rupiahs	7,940,902,480	SC	(3,084)
08/20/25	U.S. Dollars	270,662	Indian Rupees	23,525,995	BNP	(3,170)
07/16/25	U.S. Dollars	173,349	Euro	150,000	MSCS	(3,549)
07/16/25	U.S. Dollars	481,626	Indonesian Rupiahs	7,865,097,068	BAR	(3,863)
08/20/25	U.S. Dollars	1,206,325	Chinese Offshore Yuan	8,627,869	BNP	(3,946)
08/20/25	U.S. Dollars	2,022,767	Chinese Offshore Yuan	14,449,635	SC	(4,149)
07/18/25	U.S. Dollars	65,057	Israeli Shekels	233,440	UBS	(4,255)
07/02/25	U.S. Dollars	250,792	Singapore Dollars	324,324	HSBC	(4,280)
07/16/25	U.S. Dollars	644,193	Indonesian Rupiahs	10,509,873,104	BOA	(4,550)
08/20/25	U.S. Dollars	341,874	Chinese Offshore Yuan	2,470,040	HSBC	(4,610)
07/02/25	U.S. Dollars	1,468,632	Japanese Yen	212,164,453	MSCS	(4,681)
07/02/25	U.S. Dollars	956,414	Japanese Yen	138,434,231	UBS	(4,901)
08/20/25	U.S. Dollars	1,171,205	Chinese Offshore Yuan	8,384,872	MSCS	(4,979)
07/16/25	U.S. Dollars	540,170	Chinese Offshore Yuan	3,898,505	JPM	(5,171)
07/09/25	U.S. Dollars	715,195	Turkish Lira	28,927,260	BAR	(5,589)
08/20/25	U.S. Dollars	911,336	Chinese Offshore Yuan	6,540,000	BAR	(6,059)
07/16/25	U.S. Dollars	372,627	Thai Baht	12,334,048	HSBC	(7,267)
07/16/25	U.S. Dollars	337,028	Thai Baht	11,198,429	UBS	(7,888)
09/17/25	U.S. Dollars	364,419	Mexican Pesos	7,064,355	UBS	(8,854)
09/17/25	Canadian Dollars	3,151,255	U.S. Dollars	2,334,000	BNP	(10,507)
09/17/25	U.S. Dollars	1,208,000	Australian Dollars	1,851,077	BNP	(12,321)
09/17/25	U.S. Dollars	443,267	Peruvian Nuevo Soles	1,619,255	BAR	(12,795)
08/20/25	U.S. Dollars	2,004,518	Chinese Offshore Yuan	14,399,692	JPM	(15,392)
09/17/25	U.S. Dollars	2,351,000	Canadian Dollars	3,210,996	BNP	(16,542)
07/02/25	U.S. Dollars	467,081	Swiss Francs	383,838	HSBC	(16,676)
07/10/25	U.S. Dollars	462,082	Polish Zloty	1,730,229	HSBC	(17,830)
07/02/25	U.S. Dollars	449,600	Danish Kroner	2,968,653	JPM	(19,104)
07/16/25	U.S. Dollars	2,069,061	South Korean Won	2,820,523,674	BOA	(20,216)
08/04/25	U.S. Dollars	2,358,258	British Pounds	1,733,000	BAR	(20,986)
09/17/25	Japanese Yen	168,353,643	Euro	1,018,000	CITI	(25,850)
08/28/25	U.S. Dollars	1,880,527	British Pounds	1,388,807	SS	(26,535)
07/10/25	U.S. Dollars	644,391	Polish Zloty	2,420,169	JPM	(26,889)
09/17/25	U.S. Dollars	3,561,770	New Zealand Dollars	5,872,150	UBS	(27,283)
09/17/25	U.S. Dollars	2,334,000	British Pounds	1,720,260	BNP	(28,538)
07/18/25	U.S. Dollars	459,955	Israeli Shekels	1,649,123	BAR	(29,698)
09/23/25	U.S. Dollars	5,772,712	Euro	4,898,381	DEUT	(30,456)
09/17/25	U.S. Dollars	1,172,000	Euro	1,016,295	DEUT	(31,548)
08/04/25	U.S. Dollars	4,666,655	Japanese Yen	673,956,877	MSCS	(33,294)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/29/25	U.S. Dollars	1,112,124	Swiss Francs	906,948	MSCS	$(35,511)
09/17/25	Norwegian Kroner	26,975,172	U.S. Dollars	2,718,613	CITI	(41,015)
07/02/25	U.S. Dollars	2,334,663	British Pounds	1,733,000	JPM	(44,140)
08/20/25	U.S. Dollars	361,774	Taiwan Dollars	11,803,781	SC	(49,033)
07/16/25	U.S. Dollars	452,536	Taiwan Dollars	14,748,601	HSBC	(55,403)
09/17/25	U.S. Dollars	2,302,079	Swiss Francs	1,869,353	MSCS	(77,795)
07/16/25	U.S. Dollars	3,550,010	Euro	3,083,000	BAR	(85,836)
08/04/25	U.S. Dollars	2,124,734	Brazilian Reals	12,132,444	JPM	(88,361)
07/16/25	U.S. Dollars	774,296	Taiwan Dollars	25,185,577	JPM	(93,091)
07/16/25	U.S. Dollars	813,891	Taiwan Dollars	26,452,452	BNP	(97,127)
07/02/25	U.S. Dollars	12,438,053	Canadian Dollars	17,083,230	HSBC	(107,003)
08/20/25	U.S. Dollars	1,004,380	Taiwan Dollars	32,700,343	HSBC	(133,689)
07/02/25	U.S. Dollars	9,149,868	Brazilian Reals	50,438,647	GSC	(133,717)
08/20/25	U.S. Dollars	1,345,106	Taiwan Dollars	43,900,206	BNP	(182,753)
08/05/25	U.S. Dollars	18,925,033	Canadian Dollars	25,970,898	HSBC	(184,559)
07/16/25	U.S. Dollars	2,026,742	Taiwan Dollars	65,925,878	GSC	(243,734)
08/20/25	U.S. Dollars	2,019,606	Taiwan Dollars	65,802,093	JPM	(270,504)
08/04/25	U.S. Dollars	17,557,198	Euro	15,101,036	DEUT	(275,588)
07/02/25	U.S. Dollars	17,208,446	Euro	15,134,305	BOA	(619,010)
10/02/25	U.S. Dollars	9,330,193	Brazilian Reals	55,700,000	BNP	(678,401)
10/02/25	U.S. Dollars	18,762,157	Brazilian Reals	114,137,000	GSC	(1,746,835)
Subtotal Depreciation						$(5,797,516)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(4,560,572)
Swap Agreements outstanding at June 30, 2025:
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issuers—Sell Protection
Softbank Group Corp. 2.84% 12/14/2029 (Receive Quarterly)	1.00%	6/20/2026	GSC	USD	500,000	$(2,184)	$(4,251)	$2,067
						$(2,184)	$(4,251)	$2,067

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.29%	1.00%	6/20/2026	USD	2,800,000	$19,975	$(26,054)	$46,029
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.09%	1.00%	6/20/2026	USD	2,100,000	19,027	11,126	7,901
Goldman Sachs Group, 6.484% 10/24/2029 (Receive Quarterly)		1.00%	6/20/2026	USD	300,000	2,047	1,868	179
Morgan Stanley, 7.25% due 4/1/2032 (Receive Quarterly)		1.00%	6/20/2026	USD	1,150,000	8,194	7,275	919
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.30%	1.00%	6/20/2026	USD	2,400,000	16,952	(17,161)	34,113
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.11%	1.00%	12/20/2026	USD	2,600,000	34,305	29,130	5,175

See Notes to Financial Statements.

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.29%	1.00%	6/20/2028	EUR	2,000,000	$49,694	$(11,393)	$61,087
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.75%	5.00%	6/20/2028	USD	995,000	120,361	119,736	625
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.42%	1.00%	6/20/2028	USD	1,400,000	23,518	(4,067)	27,585
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.35%	1.00%	12/20/2028	EUR	2,000,000	52,335	(23,988)	76,323
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.46%	1.00%	12/20/2028	USD	300,000	5,367	(746)	6,113
Deutsche Bank AG,Floating Rate due 12/7/2020 (Receive Quarterly)		1.00%	6/20/2030	EUR	500,000	5,551	4,222	1,329
Subtotal Appreciation						$357,326	$89,948	$267,378
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.49%	5.00%	12/20/2026	USD	870,000	$57,772	$175,392	$(117,620)
Subtotal Depreciation						$57,772	$175,392	$(117,620)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at June 30, 2025						$415,098	$265,340	$149,758

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	150,000	$(22,828)	$(23,175)	$347
Subtotal Appreciation						$(22,828)	$(23,175)	$347
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	1,710,000	$(187,575)	$(176,280)	$(11,295)
Subtotal Appreciation						$(187,575)	$(176,280)	$(11,295)
Net Credit Default Swaps on Credit Indexes—Buy Protection outstanding at June 30, 2025						$(210,403)	$(199,455)	$(10,948)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.34%	1.00%	12/20/2028	USD	5,960,000	$130,772	$105,160	$25,612
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.40%	1.00%	6/20/2029	USD	31,949,097	719,400	664,970	54,430
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.46%	1.00%	12/20/2029	USD	52,625,000	1,196,733	1,051,875	144,858
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.51%	1.00%	6/20/2030	USD	8,265,000	183,969	156,430	27,539
						$2,230,874	$1,978,435	$252,439

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	$101,450	$—	$101,450
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	7,370,000	60,840	6,695	54,145
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	7,632,032	6,480	2,051	4,429
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	44,856	—	44,856
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(84,643)	(163,593)	78,950
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	119,858	—	119,858
1-Day SOFR (Annually)	3.62% (Annually)	6/30/2027	USD	50,390,000	194,847	(28,846)	223,693
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.25% (Lunar)	9/15/2027	MXN	26,410,000	20,697	17,838	2,859
1-Day CLP-TNA (Semiannually)	5.50% (Semiannually)	9/17/2027	CLP	531,910,000	12,460	11,865	595
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	9/17/2027	INR	539,410,000	54,382	16,575	37,807
1-Day SOFR (Annually)	3.50% (Annually)	9/17/2027	USD	640,000	1,755	(574)	2,329
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2027	GBP	50,020,000	271,934	33,764	238,170
1-Day SONIA (Annually)	3.50% (Annually)	9/17/2027	GBP	1,170,000	(1,191)	(7,118)	5,927
3-Month ASX BBSW (Quarterly)	3.50% (Quarterly)	9/17/2027	AUD	9,840,000	48,711	37,181	11,530
3-Month STIBOR (Quarterly)	2.25% (Annually)	9/17/2027	SEK	456,770,000	369,079	211,635	157,444
6-Month NIBOR (Semiannually)	4.25% (Annually)	9/17/2027	NOK	438,780,000	405,613	169,432	236,181
6-Month WIBOR (Semiannually)	4.75% (Annually)	9/17/2027	PLN	8,540,000	25,509	13,015	12,494
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	9/17/2027	CNY	86,380,000	10,272	(7,209)	17,481
8.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/17/2027	COP	11,651,510,000	3,291	(19,187)	22,478
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/17/2027	CAD	68,540,000	289,772	177,648	112,124
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	9/17/2027	CAD	3,520,000	2,415	451	1,964
Thai Overnight Repurchase Rate (Quarterly)	1.75% (Quarterly)	9/17/2027	THB	22,270,000	7,798	1,668	6,130
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	216,950,000	277,071	(46,894)	323,965
1-Day SOFR (Annually)	3.55% (Annually)	4/25/2028	USD	10,000,000	19,933	—	19,933
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	13,844,810	119,883	85,373	34,510
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	6,094	—	6,094
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	66,510,000	90,546	4,636	85,910
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	28,279	—	28,279
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	12,462,881	14,799	(10,738)	25,537
6-Month EURIBOR (Semiannually)	2.33% (Annually)	2/25/2029	EUR	12,444,117	5,943	(17,502)	23,445
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	117,572	—	117,572
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	130,062	—	130,062
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	2,183	—	2,183
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	5,285	—	5,285
1-Day SONIA (Annually)	3.50% (Annually)	3/19/2030	GBP	15,400,000	(184,106)	(418,801)	234,695
1-Day SOFR (Annually)	3.94% (Annually)	6/5/2030	USD	31,600,000	264,921	240	264,681
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.50% (Lunar)	9/11/2030	MXN	36,900,000	63,085	60,944	2,141
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	12,260,000	78,227	(59,415)	137,642
3-Month JIBAR (Quarterly)	8.00% (Quarterly)	9/17/2030	ZAR	34,840,000	51,623	30,126	21,497
3-Month New Zealand BBR FRA (Quarterly)	3.75% (Semiannually)	9/17/2030	NZD	22,120,000	87,812	67,746	20,066
6-Month EURIBOR (Semiannually)	2.25% (Annually)	9/17/2030	EUR	4,000,000	(9,406)	(57,337)	47,931
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/17/2030	CAD	9,910,000	41,307	3,918	37,389
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	700,000	37,546	—	37,546
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	1,347	—	1,347

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	10,940,000	$147,645	$682	$146,963
1-Day SOFR (Annually)	3.75% (Annually)	9/17/2032	USD	180,000	2,601	(136)	2,737
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,165,444	1,040,439	125,005
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	(71,827)	(609,717)	537,890
2.40% (Annually)	6-Month EURIBOR (Semiannually)	2/12/2035	EUR	200,000	3,956	—	3,956
3.75% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2035	CZK	17,240,000	6,652	(219)	6,871
6-Month EURIBOR (Semiannually)	2.61% (Annually)	3/24/2035	EUR	100,000	167	—	167
2.51% (Annually)	6-Month EURIBOR (Semiannually)	4/9/2035	EUR	400,000	3,411	—	3,411
2.52% (Annually)	6-Month EURIBOR (Semiannually)	4/9/2035	EUR	200,000	1,496	—	1,496
2.55% (Annually)	6-Month EURIBOR (Semiannually)	4/16/2035	EUR	300,000	1,249	—	1,249
2.45% (Annually)	6-Month EURIBOR (Semiannually)	5/5/2035	EUR	700,000	10,369	—	10,369
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	17,060,000	61,398	(3,035)	64,433
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.75% (Lunar)	9/5/2035	MXN	16,230,000	36,871	13,517	23,354
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2035	GBP	2,350,000	(65,953)	(96,071)	30,118
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	9/17/2035	ZAR	14,070,000	42,883	15,730	27,153
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	9/17/2035	NZD	11,370,000	79,372	68,437	10,935
3-Month STIBOR (Quarterly)	2.75% (Annually)	9/17/2035	SEK	32,900,000	61,561	23,730	37,831
6-Month BUBOR (Semiannually)	6.75% (Annually)	9/17/2035	HUF	92,080,000	3,827	2,121	1,706
6-Month EURIBOR (Semiannually)	2.25% (Annually)	9/17/2035	EUR	29,710,000	(1,162,656)	(1,439,985)	277,329
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	9/17/2035	CAD	3,810,000	3,451	(24,087)	27,538
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	4,959,896	418,524	54,612	363,912
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	3,744,858	116,810	(18,820)	135,630
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	710,612	(4,872)	715,484
1.75% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2055	EUR	3,780,000	924,334	818,179	106,155
2.25% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2055	EUR	5,200,000	647,644	424,729	222,915
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	4,180,000	173,802	38,079	135,723
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2075	EUR	1,450,000	84,378	26,934	57,444
Subtotal Appreciation					$6,624,212	$445,834	$6,178,378
1-Day ESTR (Annually)	1.89% (Annually)	9/17/2025	EUR	459,540,000	$(8,710)	$(15)	$(8,695)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	(841,011)	—	(841,011)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,795	(21,249)	—	(21,249)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(50,325)	—	(50,325)
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2027	JPY	3,778,000,000	11,147	20,717	(9,570)
1-Day ESTR (Annually)	2.00% (Annually)	9/17/2027	EUR	6,030,000	31,097	31,797	(700)
2.50% (Quarterly)	3-Month KWCDC (Quarterly)	9/17/2027	KRW	2,365,020,000	(4,320)	(1,843)	(2,477)
3.75% (Annually)	1-Day SOFR (Annually)	9/17/2027	USD	78,660,000	(590,846)	(188,666)	(402,180)
3.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/17/2027	AUD	123,320,000	(999,896)	(886,197)	(113,699)
4.25% (Annually)	6-Month WIBOR (Semiannually)	9/17/2027	PLN	19,260,000	(8,014)	(4,007)	(4,007)
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/17/2027	HUF	1,134,670,000	17,147	32,370	(15,223)
6-Month EURIBOR (Semiannually)	1.50% (Annually)	9/17/2027	EUR	5,400,000	(62,236)	(57,919)	(4,317)
6-Month PRIBOR (Semiannually)	3.50% (Annually)	9/17/2027	CZK	16,950,000	(351)	4,757	(5,108)
7.50% (Quarterly)	3-Month JIBAR (Quarterly)	9/17/2027	ZAR	35,830,000	(21,160)	(19,737)	(1,423)
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	216,950,000	(161,867)	67,480	(229,347)
3.58% (Annually)	1-Day SOFR (Annually)	6/3/2028	USD	13,000,000	(53,637)	—	(53,637)
2.70% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2029	EUR	500,000	(19,789)	—	(19,789)
2.65% (Annually)	6-Month EURIBOR (Semiannually)	8/14/2029	EUR	200,000	(7,342)	—	(7,342)
2.30% (Annually)	6-Month EURIBOR (Semiannually)	9/25/2029	EUR	500,000	(8,268)	—	(8,268)
2.36% (Annually)	6-Month EURIBOR (Semiannually)	10/7/2029	EUR	700,000	(14,296)	—	(14,296)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.60% (Annually)	1-Day SOFR (Annually)	11/30/2029	USD	48,150,000	$(452,412)	$54,134	$(506,546)
3.62% (Annually)	1-Day SOFR (Annually)	11/30/2029	USD	57,150,000	(581,734)	(44,092)	(537,642)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	(215,203)	46,270	(261,473)
2.28% (Annually)	6-Month EURIBOR (Semiannually)	3/4/2030	EUR	200,000	(204)	—	(204)
2.40% (Annually)	6-Month EURIBOR (Semiannually)	4/9/2030	EUR	400,000	(3,031)	—	(3,031)
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	70,080,000	(170,525)	1,924	(172,449)
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2030	JPY	14,014,660,000	(359,687)	(243,075)	(116,612)
1.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/17/2030	CNY	34,020,000	(5,684)	22,045	(27,729)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	9/17/2030	COP	4,744,920,000	1,709	23,956	(22,247)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/17/2030	THB	95,410,000	(103,445)	(31,166)	(72,279)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2030	EUR	14,210,000	(229,880)	(214,851)	(15,029)
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	(5,984)	—	(5,984)
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	(21,161)	—	(21,161)
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	(19,203)	—	(19,203)
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	(5,321)	—	(5,321)
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	(6,232)	—	(6,232)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(5,905)	—	(5,905)
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	(41,061)	—	(41,061)
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	(34,452)	—	(34,452)
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	(38,704)	—	(38,704)
3.75% (Annually)	1-Day SOFR (Annually)	5/15/2032	USD	40,800,000	(609,291)	(8,963)	(600,328)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(383,086)	45,028	(428,114)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(13,450)	5,423	(18,873)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(156,510)	(11,985)	(144,525)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	8,200,000	(48,489)	5,897	(54,386)
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	2,082,796,834	59,663	82,598	(22,935)
6-Month EURIBOR (Semiannually)	2.22% (Annually)	1/8/2035	EUR	200,000	(7,704)	—	(7,704)
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	(4,765)	—	(4,765)
3.87% (Annually)	1-Day SOFR (Annually)	3/5/2035	USD	800,000	(11,544)	—	(11,544)
6-Month EURIBOR (Semiannually)	2.42% (Annually)	3/7/2035	EUR	100,000	(1,746)	—	(1,746)
6-Month EURIBOR (Semiannually)	2.46% (Annually)	3/13/2035	EUR	300,000	(4,099)	—	(4,099)
6-Month EURIBOR (Semiannually)	2.52% (Annually)	3/27/2035	EUR	300,000	(2,314)	—	(2,314)
6-Month EURIBOR (Semiannually)	2.46% (Annually)	4/1/2035	EUR	100,000	(1,404)	—	(1,404)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2035	JPY	3,580,000,000	(36,512)	76,999	(113,511)
1-Day CLP-TNA (Semiannually)	5.75% (Semiannually)	9/17/2035	CLP	943,880,000	50,280	53,665	(3,385)
1-Day COP-IBR-OIS (Quarterly)	9.25% (Quarterly)	9/17/2035	COP	884,510,000	(636)	7,209	(7,845)
3.75% (Annually)	1-Day SOFR (Annually)	9/17/2035	USD	4,500,000	(24,988)	61,931	(86,919)
4.25% (Annually)	6-Month NIBOR (Semiannually)	9/17/2035	NOK	84,250,000	(336,452)	(170,835)	(165,617)
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	9/17/2035	AUD	2,530,000	(55,709)	(48,052)	(7,657)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2035	EUR	3,060,000	(199,171)	(179,474)	(19,697)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	9/17/2035	CHF	230,000	(1,470)	(1,111)	(359)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	2,345,190,000	(527,949)	(144,729)	(383,220)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2045	EUR	2,870,000	(429,759)	(370,992)	(58,767)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	6,310,000	$(57,986)	$41,301	$(99,287)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	6/18/2055	JPY	280,000,000	(99,118)	63,706	(162,824)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.75% (Annually)	9/17/2055	JPY	1,097,000,000	(807,310)	(803,846)	(3,464)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	4,180,000	(155,608)	(33,631)	(121,977)
Subtotal Depreciation					$(8,979,172)	$(2,715,979)	$(6,263,193)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2025					$(2,354,960)	$(2,270,145)	$(84,815)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$37,999,420	$—	$37,999,420	$—
Asset-Backed Securities	377,634,714	—	372,650,466	4,984,248
Commercial Paper	24,515,240	—	24,515,240	—
Corporate Bonds	809,022,405	—	806,614,824	2,407,581
Foreign Bonds
Brazil	35,976,742	—	33,252,318	2,724,424
Cayman Islands	3,033,166	—	—	3,033,166
Other^^	308,243,284	—	308,243,284	—
Total Foreign Bonds	347,253,192	—	341,495,602	5,757,590
Loan Agreements	33,869,695	—	33,869,695	—
Money Market Funds	191,341,459	191,341,459	—	—
Mortgage-Backed Securities	1,274,078,223	—	1,265,799,009	8,279,214
Municipal Bonds	8,720,639	—	8,720,639	—
Preferred Stocks
Utilities	250,390	—	250,390	—
Other	1,666,592	1,666,592	—	—
Total Preferred Stocks	1,916,982	1,666,592	250,390	—
Purchased Options:
Call Option	11,024	11,024	—	—
Call Swaptions	1,085,011	1,085,011	—	—
Put Options	350,922	350,922	—	—
Put Swaption	5,063	5,063	—	—
Total Purchased Options	1,452,020	1,452,020	—	—
Repurchase Agreements	439,900,000	—	439,900,000	—
U.S. Treasury Obligations	646,357,807	—	646,357,807	—
Total Assets - Investments in Securities	$4,194,061,796	$194,460,071	$3,978,173,092	$21,428,633
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,236,944	$—	$1,236,944	$—
Futures Contracts	7,039,141	7,039,141	—	—
Swap Agreements	6,700,609	—	6,700,609	—
Total Assets - Other Financial Instruments	$14,976,694	$7,039,141	$7,937,553	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(37,996,320)	$—	$(37,996,320)	$—
Written Options:
Call Options	(1,823,600)	(1,823,600)	—	—
Call Swaptions	(561,348)	(561,348)	—	—
Put Options	(1,495,043)	(1,495,043)	—	—
Put Swaptions	(32,084)	(32,084)	—	—
Total Written Options	(3,912,075)	(3,912,075)	—	—
Total Liabilities - Investments in Securities	$(41,908,395)	$(3,912,075)	$(37,996,320)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(5,797,516)	$—	$(5,797,516)	$—
Futures Contracts	(1,811,192)	(1,811,192)	—	—
Swap Agreements	(6,392,108)	—	(6,392,108)	—
Total Liabilities - Other Financial Instruments	$(14,000,816)	$(1,811,192)	$(12,189,624)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,156)	$125,000	$122,197
ASSET-BACKED SECURITIES — 4.8%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	169,063	157,610
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	237,096	241,268
AGL CLO 22, Ltd., Series 2022-22A, Class D1R
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 6.97%, 01/20/37 144A †	800,000	804,473
AGL CLO 35, Ltd., Series 2024-35A, Class D1
(Floating, CME Term SOFR 3M + 2.85%, 2.85% Floor), 7.12%, 01/21/38 144A †	1,030,000	1,036,969
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	247,816	250,429
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	101,137	100,457
Apex Credit CLO, Ltd., Series 2019-2A, Class D1NR
(Floating, CME Term SOFR 3M + 3.50%), 7.78%, 01/25/38 144A †	480,000	480,076
Apidos CLO L, Series 2024-50A, Class D1
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.07%, 01/20/38 144A †	950,000	957,506
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	101,534
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A †††	310,000	308,912
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,181,100	1,127,864
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	408,881
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	732,301
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	76,690	75,841
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.03%, 07/25/36 144A †	484,427	435,431
	Par	Value
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	$125,000	$131,712
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	117,999
CarVal CLO VII-C, Ltd., Series 2023-1A, Class D1R
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 7.42%, 07/20/37 144A †	920,000	924,771
CarVal CLO XI C, Ltd., Series 2024-3A, Class D1
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 7.27%, 10/20/37 144A †	670,000	672,732
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	9,965	9,685
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	23,965
CBAM, Ltd., Series 2017-3A, Class DR
(Floating, CME Term SOFR 3M + 3.76%, 3.50% Floor), 8.04%, 07/17/34 144A †	440,000	442,636
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	701,194	663,168
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	90,685	93,194
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	102,421
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A †††	85,000	86,271
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	91,063
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,351
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	60,000	57,241
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	68,938	68,458
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	52,072
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	16,642	16,722

See Notes to Financial Statements.

	Par	Value
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	$40,000	$40,730
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,431
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	104,044
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	110,000	112,190
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	39,041
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	48,027
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,314
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	100,000	100,774
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	100,000	99,657
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	193,113
Frontier Issuer LLC, Series 2023-1, Class C
11.50%, 08/20/53 144A	50,000	52,621
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	100,000	112,429
Gallatin CLO XI, Ltd., Series 2024-1A, Class C
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.57%, 10/20/37 144A †	1,100,000	1,107,113
GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1
7.47%, 06/25/54 144A STEP	23,663	23,681
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
6.28%, 02/25/55 144A STEP	248,804	249,012
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	6,445	6,437
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,637
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,779
	Par	Value
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	$10,000	$10,293
Goldentree Loan Management U.S. CLO 7, Ltd., Series 2020-7A, Class DRR
(Floating, CME Term SOFR 3M + 2.80%, 2.80% Floor), 7.07%, 04/20/34 144A †	940,000	945,122
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class DRR
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.17%, 10/20/34 144A †	860,000	856,205
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	26,790	27,122
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,687	25,518
Hertz Vehicle Financing III LLC, Series 2025-3A, Class C
6.13%, 12/26/29 144A †††	105,000	105,761
HPS Loan Management, Ltd., Series 2024-22A, Class D1
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.30%, 10/20/37 144A †	910,000	915,696
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	922,286	858,526
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.90%, 05/20/54 144A †	71,904	72,307
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,007
LCM 39, Ltd.
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.51%, 10/15/34 144A †	900,000	906,266
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	104,533
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	59,903	60,401
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	100,918
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	100,841
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	$100,000	$100,272
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	36,234	34,125
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	68,403
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	550,369
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	1,212,100	1,238,230
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	917,418
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 5.51%, 01/25/34†	111,912	112,069
NYMT Loan Trust, Series 2025-R1, Class A
6.38%, 02/25/30 144A STEP	48,943	48,978
Oaktree CLO, Ltd., Series 2022-2A, Class D1R2
(Floating, CME Term SOFR 3M + 3.25%, 3.25% Floor), 7.51%, 10/15/37 144A †	910,000	914,987
Obra CLO 1, Ltd., Series 2024-1A, Class D1
(Floating, CME Term SOFR 3M + 3.40%, 3.40% Floor), 7.82%, 01/20/38 144A †	1,080,000	1,086,115
Ocean Trails CLO XIV, Ltd., Series 2023-14A, Class D1R
(Floating, CME Term SOFR 3M + 3.10%), 7.37%, 01/20/38 144A †	940,000	943,513
Ocean Trails CLO XVI, Ltd., Series 2024-16A, Class D1
(Floating, CME Term SOFR 3M + 3.30%, 3.30% Floor), 7.57%, 01/20/38 144A †	900,000	904,902
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	131,882	133,975
OWN Equipment Fund II LLC, Series 2025-1M, Class A
5.48%, 09/26/33 144A	100,000	100,728
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	148,875	151,267
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	81,781
PRET LLC, Series 2025-NPL3, Class A1
(Step to 9.71% on 05/25/28), 6.71%, 04/25/55 144A STEP	99,285	100,157
	Par	Value
PRET LLC, Series 2025-NPL6, Class A1
(Step to 8.01% on 07/25/28), 5.74%, 06/25/55 144A STEP	$100,000	$100,257
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,668
RCO IX Mortgage LLC, Series 2025-2, Class A1
(Step to 9.51% on 05/25/28), 6.51%, 04/25/30 144A STEP	190,016	191,546
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	108,010
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	102,397
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	901,541	759,641
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 5.35%, 03/15/33 144A †	61,045	59,546
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 4.77%, 03/25/44†	63,540	61,896
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 5.16%, 01/15/53 144A †	51,026	50,662
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	84,968
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	228,850	233,184
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	86,915	36,118
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	65,333	60,156
TMCL VII Holdings, Ltd., Series 2025-1H, Class A
6.43%, 07/23/50 144A	160,000	159,997
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.75%, 11/15/27 144A †	200,000	199,631
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	133,744	136,897

See Notes to Financial Statements.

	Par	Value
Valley Stream Park CLO, Ltd., Series 2022-1A, Class DRR
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 6.97%, 01/20/37 144A †	$570,000	$573,389
VCAT LLC, Series 2025-NPL1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/55 144A STEP	84,700	84,928
VCAT LLC, Series 2025-NPL3, Class A1
(Step to 8.89% on 03/25/28), 5.89%, 02/25/55 144A STEP	162,118	162,344
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 07/25/25), 5.24%, 04/25/51 144A STEP	11,022	11,019
WAVE Trust, Series 2017-1A, Class A
3.84%, 11/15/42 144A	73,717	71,512
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	104,187
Whitebox CLO II, Ltd., Series 2020-2A, Class D1R2
(Floating, CME Term SOFR 3M + 2.90%, 2.90% Floor), 7.18%, 10/24/37 144A †	580,000	581,962
Wingstop Funding LLC, Series 2024-1A, Class A2
5.86%, 12/05/54 144A	100,000	102,082
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	102,784
Ziply Fiber Issuer LLC, Series 2024-1A, Class B
7.81%, 04/20/54 144A	65,000	68,017
Total Asset-Backed Securities (Cost $29,957,433)		30,108,646
CORPORATE BONDS — 16.4%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	12,000	14,435
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	119,608
3.70%, 04/15/30(E)	1,270,000	1,526,946
Alliant Holdings Intermediate LLC
6.50%, 10/01/31 144A	90,000	91,786
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	68,790
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31^	40,000	40,581
Alphabet, Inc.
3.38%, 05/06/37(E)	200,000	231,538
American Airlines, Inc.
5.50%, 04/20/26 144A	260,000	259,566
7.25%, 02/15/28 144A	830,000	848,197
	Par	Value
5.75%, 04/20/29 144A	$750,000	$749,811
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54^	105,000	109,329
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,427
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	447,086
5.90%, 11/15/33	600,000	633,516
Amgen, Inc.
5.75%, 03/02/63	55,000	53,512
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	485,702
Aon North America, Inc.
5.75%, 03/01/54	115,000	113,462
AppLovin Corporation
5.13%, 12/01/29	100,000	101,331
5.38%, 12/01/31	45,000	45,811
5.50%, 12/01/34Δ	435,000	441,842
Aramark International Finance S.a.r.l.
4.38%, 04/15/33(E)	100,000	116,511
Ares Capital Corporation
3.20%, 11/15/31	375,000	326,626
Arrow Electronics, Inc.
2.95%, 02/15/32	30,000	26,368
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	20,288
5.45%, 07/15/34	30,000	30,688
5.15%, 02/15/35	55,000	55,058
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	207,276
AT&T, Inc.
2.90%, 12/04/26(U)	1,650,000	2,215,689
3.60%, 06/01/33(E)	760,000	902,811
5.38%, 08/15/35Δ	250,000	254,660
3.65%, 06/01/51	165,000	117,331
3.50%, 09/15/53	150,000	101,608
Athene Holding, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.58%), 6.88%, 06/28/55^	160,000	159,616
Atlassian Corporation
5.50%, 05/15/34	285,000	292,802
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	161,188
4.63%, 07/15/28 144A	55,000	54,047
Aviation Capital Group LLC
6.25%, 04/15/28 144A	55,000	57,326
6.75%, 10/25/28 144A	100,000	106,338
6.38%, 07/15/30 144A	105,000	111,487
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	30,926
6.25%, 03/15/33 144A	20,000	20,643
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Bank of America Corporation
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ ^	$900,000	$916,575
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	202,638
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	314,038
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	120,926
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	25,000	25,300
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	295,916
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	95,007
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	145,000	149,020
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	30,000	30,014
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	175,000	180,004
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	50,858
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37Δ ^	105,000	96,116
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,428,397
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	135,116
Becton, Dickinson and Co.
3.83%, 06/07/32(E)	251,000	302,561
Belden, Inc.
3.88%, 03/15/28(E)	100,000	118,596
BGC Group, Inc.
6.15%, 04/02/30 144A	110,000	111,565
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONV	50,000	47,252
Blackstone Private Credit Fund
6.00%, 01/29/32Δ	6,000	6,036
Block, Inc.
3.50%, 06/01/31Δ	285,000	261,642
Blue Owl Finance LLC
6.25%, 04/18/34	170,000	175,017
Boeing Co. (The)
6.39%, 05/01/31	35,000	37,630
6.53%, 05/01/34	585,000	636,002
5.71%, 05/01/40	120,000	118,635
5.81%, 05/01/50	455,000	436,765
6.86%, 05/01/54	440,000	482,104
5.93%, 05/01/60	10,000	9,514
7.01%, 05/01/64	50,000	54,971
Booking Holdings, Inc.
0.50%, 03/08/28(E) Δ	275,000	307,644
4.00%, 03/01/44(E)	100,000	113,064
3.88%, 03/21/45(E)	300,000	331,143
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	680,000	722,313
BorgWarner, Inc.
5.40%, 08/15/34Δ	50,000	50,596
	Par	Value
Broadcom, Inc.
3.47%, 04/15/34 144A	$670,000	$598,756
3.14%, 11/15/35 144A	240,000	202,522
Brown & Brown, Inc.
5.55%, 06/23/35	40,000	40,805
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	40,000	41,259
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	215,000	218,978
Carnival Corporation
5.75%, 03/01/27 144A	80,000	80,711
5.75%, 12/01/27 CONV	15,000	33,030
4.00%, 08/01/28 144A	95,000	93,041
6.00%, 05/01/29 144A	45,000	45,498
5.75%, 03/15/30 144A	230,000	234,040
6.13%, 02/15/33 144A Δ	265,000	271,301
CDW LLC
3.25%, 02/15/29	55,000	52,142
3.57%, 12/01/31	210,000	193,433
5.55%, 08/22/34Δ	185,000	184,720
Cencora, Inc.
2.88%, 05/22/28(E)	100,000	118,297
Centene Corporation
2.45%, 07/15/28	5,000	4,647
4.63%, 12/15/29Δ	175,000	170,327
3.38%, 02/15/30Δ	50,000	46,088
3.00%, 10/15/30	190,000	169,892
2.50%, 03/01/31	225,000	193,872
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	65,000	65,760
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	455,165
Charter Communications Operating LLC
6.65%, 02/01/34	35,000	37,493
6.55%, 06/01/34Δ	95,000	101,400
6.38%, 10/23/35	45,000	47,287
3.50%, 06/01/41	370,000	268,599
5.75%, 04/01/48	890,000	809,956
4.80%, 03/01/50	285,000	228,191
5.25%, 04/01/53	45,000	38,257
3.95%, 06/30/62Δ	210,000	135,414
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,793
4.00%, 03/01/31	235,000	223,735
3.25%, 01/31/32Δ	55,000	49,333
5.95%, 06/30/33	185,000	193,193
Choice Hotels International, Inc.
5.85%, 08/01/34	30,000	30,253
Cigna Group (The)
4.80%, 08/15/38	280,000	263,404
3.40%, 03/15/50	260,000	176,439

See Notes to Financial Statements.

	Par	Value
Citigroup, Inc.
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	$190,000	$195,215
Civitas Resources, Inc.
8.38%, 07/01/28 144A Δ	65,000	66,635
8.63%, 11/01/30 144A	25,000	25,401
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	35,000	35,171
Coinbase Global, Inc.
0.25%, 04/01/30 CONV	11,000	14,416
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,170,000	1,181,763
2.88%, 04/01/32 144A Δ	245,000	206,093
4.90%, 06/01/44	270,000	212,377
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	17,701
Coty, Inc.
3.88%, 04/15/26(E)	100,000	117,983
CSC Holdings LLC
11.25%, 05/15/28 144A	200,000	199,401
4.13%, 12/01/30 144A Δ	200,000	141,277
4.63%, 12/01/30 144A	400,000	186,374
3.38%, 02/15/31 144A Δ	200,000	138,752
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	116,974
Datadog, Inc.
0.00%, 12/01/29 144A CONV Δ »	59,000	56,670
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,325
3.25%, 02/15/32	135,000	119,382
6.75%, 09/15/37 144A	500,000	527,123
Dell International LLC
5.50%, 04/01/35	55,000	55,568
Delta Air Lines, Inc.
5.25%, 07/10/30	75,000	75,531
Devon Energy Corporation
5.88%, 06/15/28	384,000	384,176
5.20%, 09/15/34	1,100,000	1,068,901
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	306,845
Diamondback Energy, Inc.
5.55%, 04/01/35	15,000	15,170
6.25%, 03/15/53	65,000	64,344
5.75%, 04/18/54	45,000	41,814
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	343,391
Dillard's, Inc.
7.75%, 07/15/26	450,000	456,967
Directv Financing LLC
8.88%, 02/01/30 144A	40,000	39,260
10.00%, 02/15/31 144A	130,000	126,297
Discovery Communications LLC
3.63%, 05/15/30	110,000	89,617
6.35%, 06/01/40	50,000	35,107
	Par	Value
DISH DBS Corporation
7.75%, 07/01/26Δ	$1,335,000	$1,186,821
5.75%, 12/01/28 144A	885,000	767,737
DoorDash, Inc.
0.00%, 05/15/30 144A CONV »	18,000	19,545
DR Horton, Inc.
5.00%, 10/15/34	85,000	84,091
5.50%, 10/15/35Δ	70,000	71,326
DTE Energy Co.
3.40%, 06/15/29	122,000	117,118
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	169,583
EchoStar Corporation
10.75%, 11/30/29	1,544,286	1,591,927
3.88%, 11/30/30 CONV 1	170,900	201,662
EchoStar Corporation PIK
6.75%, 11/30/30Δ 1	273,005	249,353
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	58,799
Elevance Health, Inc.
4.10%, 05/15/32	25,000	24,017
5.20%, 02/15/35Δ	835,000	844,159
Energy Transfer LP
5.75%, 02/15/33	225,000	233,655
6.55%, 12/01/33	280,000	303,949
5.60%, 09/01/34	1,535,000	1,559,739
5.70%, 04/01/35Δ	175,000	178,331
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54^	360,000	383,248
Entegris, Inc.
4.75%, 04/15/29 144A	275,000	272,203
Entergy Mississippi LLC
5.80%, 04/15/55	50,000	50,075
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	253,331
EPR Properties REIT
3.60%, 11/15/31	35,000	31,813
EQT Corporation
7.00%, 02/01/30Δ	50,000	54,227
3.63%, 05/15/31 144A	225,000	208,741
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	85,000	87,241
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	614,358
Evergy, Inc.
4.50%, 12/15/27 CONV	23,000	26,942
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	70,000	71,241
Expand Energy Corporation
4.75%, 02/01/32	760,000	739,522
Expedia Group, Inc.
2.95%, 03/15/31	490,000	446,827
5.40%, 02/15/35Δ	395,000	397,917
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Fair Isaac Corporation
6.00%, 05/15/33 144A	$140,000	$141,633
Fiserv, Inc.
5.63%, 08/21/33	300,000	312,071
Florida Power & Light Co.
5.30%, 06/15/34	270,000	278,431
Ford Motor Credit Co. LLC
3.82%, 11/02/27	400,000	386,263
4.00%, 11/13/30	630,000	575,371
Foundry JV Holdco LLC
6.10%, 01/25/36 144A	320,000	331,456
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 144A	25,000	25,801
8.38%, 04/01/32 144A Δ	10,000	10,116
Freeport-McMoRan, Inc.
4.63%, 08/01/30Δ	5,000	4,952
Freshpet, Inc.
3.00%, 04/01/28 CONV	14,000	17,423
Gartner, Inc.
3.63%, 06/15/29 144A	65,000	61,848
3.75%, 10/01/30 144A	10,000	9,364
General Electric Co.
4.13%, 09/19/35(E)	110,000	135,954
General Motors Financial Co., Inc.
5.85%, 04/06/30	5,000	5,171
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	150,000	157,042
2.50%, 09/01/30 144A	55,000	49,577
6.38%, 10/06/30 144A	180,000	193,290
2.85%, 04/27/31 144A Δ	420,000	378,947
5.70%, 05/08/33 144A Δ	120,000	124,309
6.50%, 10/06/33 144A	740,000	802,802
5.67%, 04/01/35 144A	510,000	520,521
Global Payments, Inc.
5.30%, 08/15/29	30,000	30,554
2.90%, 05/15/30	65,000	59,783
1.50%, 03/01/31 CONV	35,000	31,430
5.40%, 08/15/32Δ	375,000	382,990
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	85,000	85,000
3.50%, 03/01/29 144A	105,000	99,313
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 5.36%, 07/30/25† ρ	40,000	34,629
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	354,440
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	202,172
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	275,588
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	195,607
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,508
6.75%, 10/01/37	180,000	197,743
Granite Construction, Inc.
3.75%, 05/15/28 CONV	9,000	18,734
	Par	Value
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV Δ	$21,000	$24,812
HCA, Inc.
5.38%, 09/01/26	18,000	18,094
4.13%, 06/15/29	70,000	68,794
3.50%, 09/01/30	50,000	47,297
2.38%, 07/15/31Δ	30,000	26,122
3.63%, 03/15/32	180,000	166,102
5.50%, 06/01/33	210,000	215,091
5.60%, 04/01/34	85,000	87,002
5.45%, 09/15/34	190,000	191,727
5.13%, 06/15/39	125,000	117,642
5.25%, 06/15/49	145,000	128,922
Helmerich & Payne, Inc.
5.50%, 12/01/34 144A Δ	655,000	597,530
Hercules LLC
6.50%, 06/30/29	130,000	130,992
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	139,530
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	140,505
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	20,000	18,444
6.63%, 01/15/32 144A	45,000	45,727
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	157,359
Host Hotels & Resorts LP REIT
5.50%, 04/15/35	180,000	178,265
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	387,687
InterDigital, Inc.
3.50%, 06/01/27 CONV	8,000	23,320
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	38,772
IQVIA, Inc.
2.25%, 01/15/28(E)	100,000	114,876
2.88%, 06/15/28(E)	100,000	116,434
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	143,122
Itron, Inc.
1.38%, 07/15/30 CONV	13,000	15,522
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29Δ	45,000	42,780
3.75%, 12/01/31	50,000	46,627
6.75%, 03/15/34	60,000	65,537
5.50%, 01/15/36 144A	105,000	105,220
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	135,000	139,992
6.38%, 02/25/55 144A Δ	205,000	210,656
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	362,963
6.50%, 01/20/43	260,000	271,771
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	117,000	118,095
6.13%, 07/31/32 144A	165,000	167,843

See Notes to Financial Statements.

	Par	Value
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	$250,000	$290,269
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	476,352
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	25,152
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	70,000	72,129
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	309,803
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,318,394
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	42,371
6.95%, 01/15/38	50,000	55,484
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	646,818
5.85%, 06/01/35	170,000	176,284
Kroger Co. (The)
5.00%, 09/15/34	360,000	357,648
Kronos International, Inc.
9.50%, 03/15/29(E)	100,000	127,238
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,509
5.40%, 07/31/33	160,000	164,426
5.35%, 06/01/34	230,000	235,232
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	34,815
Leidos, Inc.
4.38%, 05/15/30	370,000	364,737
2.30%, 02/15/31	35,000	30,640
5.75%, 03/15/33Δ	140,000	145,969
Lennar Corporation
4.75%, 11/29/27	720,000	725,248
Marriott International, Inc.
2.85%, 04/15/31	75,000	68,129
5.30%, 05/15/34	50,000	50,631
5.50%, 04/15/37	200,000	200,161
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	43,246
Mars, Inc.
5.20%, 03/01/35 144A	60,000	60,749
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	225,000	225,055
Masco Corporation
6.50%, 08/15/32	27,000	28,805
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,408
6.50%, 04/15/32 144A	10,000	10,012
MBIA Insurance Corporation
15.78%, 01/15/33 144A #	215,000	10,213
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	435,081
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	82,283
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	206,253
	Par	Value
Meritage Homes Corporation
5.65%, 03/15/35Δ	$325,000	$326,164
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55Δ ^	45,000	46,290
Micron Technology, Inc.
5.88%, 09/15/33	315,000	329,203
6.05%, 11/01/35	230,000	240,801
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	53,797
3.88%, 05/15/32 144A	130,000	118,417
Morgan Stanley
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	262,867
(Variable, Euribor 3M + 1.32%), 3.52%, 05/22/31(E) ^	500,000	598,959
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,721
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,175,102
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	122,115
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	102,477
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	241,093
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	830,000	869,898
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	75,000	75,946
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	161,502
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	360,000	370,481
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	285,681
5.55%, 08/15/35	145,000	147,897
MPLX LP
5.00%, 03/01/33	25,000	24,665
4.70%, 04/15/48	80,000	64,974
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	665,310
Navient Corporation
6.75%, 06/15/26	125,000	126,589
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	11,000	11,057
8.13%, 01/15/29 144A	5,000	5,274
0.88%, 04/15/30 144A CONV	39,000	41,901
6.75%, 02/01/32 144A Δ	95,000	97,114
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,422
NetApp, Inc.
5.50%, 03/17/32	90,000	92,735
5.70%, 03/17/35	85,000	87,325
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	120,420
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	$35,000	$35,828
Nordson Corporation
5.80%, 09/15/33Δ	25,000	26,421
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	21,000	21,971
Nutanix, Inc.
0.25%, 10/01/27 CONV	19,000	26,828
Occidental Petroleum Corporation
3.50%, 08/15/29	280,000	260,482
5.38%, 01/01/32	800,000	794,005
6.05%, 10/01/54	35,000	32,104
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	115,645
9.63%, 11/15/28(E)	100,000	123,998
ONEOK, Inc.
6.50%, 09/01/30 144A	10,000	10,688
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	283,812
Oracle Corporation
4.00%, 07/15/46	185,000	142,808
3.95%, 03/25/51	150,000	110,812
Ovintiv, Inc.
6.50%, 08/15/34Δ	25,000	25,964
Owens Corning
7.00%, 12/01/36	523,000	589,051
Pacific Gas and Electric Co.
4.55%, 07/01/30	200,000	195,306
3.25%, 06/01/31	160,000	143,680
5.80%, 05/15/34	280,000	280,113
3.30%, 08/01/40	95,000	68,034
4.95%, 07/01/50	103,019	83,137
Parsons Corporation
2.63%, 03/01/29 CONV	46,000	49,128
Paychex, Inc.
5.60%, 04/15/35	70,000	72,390
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	395,560
Permian Resources Operating LLC
3.25%, 04/01/28 CONV	6,000	14,523
Pilgrim's Pride Corporation
4.25%, 04/15/31Δ	35,000	33,777
3.50%, 03/01/32	340,000	306,409
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	10,000	10,855
Plains All American Pipeline LP
3.80%, 09/15/30Δ	85,000	81,276
Post Holdings, Inc.
2.50%, 08/15/27 CONV	34,000	38,896
5.50%, 12/15/29 144A Δ	30,000	29,889
4.50%, 09/15/31 144A	50,000	46,455
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	117,681
	Par	Value
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	$290,000	$298,394
Range Resources Corporation
4.75%, 02/15/30 144A	840,000	817,739
RAY Financing LLC
6.50%, 07/15/31(E) 144A	580,000	714,851
6.50%, 07/15/31(E)	130,000	160,225
Reinsurance Group of America, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55^	20,000	19,984
Rocket Mortgage LLC
2.88%, 10/15/26 144A Δ	370,000	361,098
3.63%, 03/01/29 144A	15,000	14,265
3.63%, 03/01/29	130,000	123,631
3.88%, 03/01/31 144A Δ	570,000	528,837
4.00%, 10/15/33 144A Δ	165,000	147,734
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,345,692
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,956
5.50%, 04/01/28 144A	375,000	379,900
5.63%, 09/30/31 144A	210,000	211,414
6.25%, 03/15/32 144A	50,000	51,425
6.00%, 02/01/33 144A	200,000	203,980
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	25,000	26,234
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,209,359
Seagate HDD Cayman
3.50%, 06/01/28 CONV	8,000	14,403
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54Δ ^	120,000	114,219
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%), 6.55%, 04/01/55^	140,000	133,106
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	688,053
3.75%, 02/15/31 144A Δ	205,000	187,060
Shift4 Payments LLC
5.50%, 05/15/33(E) 144A	250,000	305,370
SM Energy Co.
6.75%, 08/01/29 144A	90,000	89,747
Snowflake, Inc.
0.00%, 10/01/29 144A CONV »	18,000	28,042
Southern Co. (The)
5.70%, 03/15/34Δ	370,000	386,859
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	139,416
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	395,643
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,507

See Notes to Financial Statements.

	Par	Value
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	$10,000	$15,174
Sprint Capital Corporation
8.75%, 03/15/32	165,000	200,253
Steel Dynamics, Inc.
5.38%, 08/15/34	30,000	30,482
5.25%, 05/15/35	110,000	110,165
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	197,257
Stryker Corporation
3.38%, 09/11/32(E)	140,000	165,778
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	92,537
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31Δ ^	65,000	65,586
Synopsys, Inc.
5.15%, 04/01/35	120,000	121,002
5.70%, 04/01/55Δ	335,000	333,313
Sysco Corporation
6.60%, 04/01/50Δ	37,000	40,105
Tapestry, Inc.
5.50%, 03/11/35	90,000	90,395
Targa Resources Corporation
6.13%, 03/15/33	115,000	121,252
6.50%, 03/30/34	320,000	344,038
5.50%, 02/15/35Δ	10,000	10,040
5.55%, 08/15/35	100,000	100,553
Targa Resources Partners LP
5.50%, 03/01/30	280,000	284,230
4.00%, 01/15/32	95,000	88,591
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	458,094
Textron, Inc.
2.45%, 03/15/31	25,000	22,175
6.10%, 11/15/33	595,000	633,963
The Campbell's Company
5.40%, 03/21/34	85,000	86,380
Time Warner Cable LLC
6.55%, 05/01/37	35,000	36,167
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	228,667
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	420,000	408,040
2.70%, 03/15/32	260,000	229,232
5.13%, 05/15/32	1,520,000	1,550,640
5.75%, 01/15/34	505,000	529,090
4.50%, 04/15/50	235,000	194,444
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	301,960
4.45%, 08/01/42	750,000	635,887
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	35,784
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,116
	Par	Value
6.00%, 04/01/27	$10,000	$10,095
4.50%, 12/01/29 144A	110,000	106,385
4.63%, 03/01/30 144A	70,000	67,156
Trimble, Inc.
6.10%, 03/15/33	280,000	297,578
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	150,484
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	12,000	14,808
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	16,000	22,904
4.80%, 09/15/34	70,000	68,802
5.35%, 09/15/54	130,000	121,343
UGI International LLC
2.50%, 12/01/29(E)	200,000	220,406
United Rentals North America, Inc.
3.88%, 02/15/31	1,290,000	1,213,945
6.13%, 03/15/34 144A	665,000	685,797
UnitedHealth Group, Inc.
4.65%, 01/15/31	65,000	65,350
5.30%, 06/15/35	20,000	20,392
5.95%, 06/15/55	20,000	20,326
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	480,722
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	46,445
4.13%, 08/15/31 144A	265,000	245,474
Venture Global LNG, Inc.
8.38%, 06/01/31 144A Δ	35,000	36,377
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 144A	140,000	150,013
6.50%, 01/15/34	15,000	15,000
7.75%, 05/01/35 144A	140,000	151,661
6.75%, 01/15/36	15,000	15,000
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	360,177
2.36%, 03/15/32	465,000	400,995
5.50%, 02/23/54Δ	35,000	33,851
Vertex, Inc.
0.75%, 05/01/29 CONV	17,000	20,409
VF Corporation
4.25%, 03/07/29(E)	100,000	113,154
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	90,107
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	896,173
Viper Energy, Inc.
7.38%, 11/01/31 144A	40,000	42,474
Vistra Operations Co. LLC
6.88%, 04/15/32 144A	170,000	177,842
5.70%, 12/30/34 144A	40,000	40,764
VMware LLC
2.20%, 08/15/31	140,000	121,562
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	278,761
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Warnermedia Holdings, Inc.
4.28%, 03/15/32	$280,000	$209,650
4.69%, 05/17/33(E)	217,000	241,617
5.05%, 03/15/42	510,000	303,144
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	183,270
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,412,592
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34^	80,000	87,475
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	765,442
Western Digital Corporation
4.75%, 02/15/26	31,000	30,942
2.85%, 02/01/29	65,000	60,319
Western Midstream Operating LP
4.05%, 02/01/30	20,000	19,242
6.15%, 04/01/33	265,000	275,936
5.45%, 11/15/34	95,000	93,183
5.45%, 04/01/44	10,000	8,743
5.30%, 03/01/48	50,000	41,772
5.50%, 08/15/48	835,000	718,733
5.25%, 02/01/50	25,000	21,050
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	276,431
Whirlpool Corporation
6.13%, 06/15/30	30,000	30,283
6.50%, 06/15/33	30,000	30,124
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	30,603
5.95%, 09/30/34 144A	35,000	35,501
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	114,802
5.75%, 06/24/44	320,000	313,938
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	109,463
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	245,775
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	150,592
6.75%, 04/23/30 144A Δ	150,000	144,235
Total Corporate Bonds (Cost $104,833,594)		103,853,484
FOREIGN BONDS — 40.2%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	115,418
Argentina — 0.3%
Argentine Republic Government International Bond
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	370,000	249,831
Pampa Energia SA
7.95%, 09/10/31 144A	610,000	621,107
Pan American Energy LLC
8.50%, 04/30/32 144A	960,000	1,032,797
		1,903,735
	Par	Value
Australia — 0.4%
Australia Government Bond
2.75%, 06/21/35(A)	$757,000	$441,335
1.75%, 06/21/51(A)	2,000,000	715,732
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	93,512
Mineral Resources, Ltd.
8.00%, 11/01/27 144A	5,000	5,027
9.25%, 10/01/28 144A	15,000	15,370
8.50%, 05/01/30 144A Δ	25,000	24,896
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,407,659
		2,703,531
Austria — 0.2%
Benteler International AG
9.38%, 05/15/28(E)	100,000	123,574
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	17,000	17,925
Sappi Papier Holding GmbH
3.63%, 03/15/28(E)	100,000	117,291
Suzano Austria GmbH
5.00%, 01/15/30	730,000	727,917
3.75%, 01/15/31	100,000	93,741
		1,080,448
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	210,982
Belgium — 0.3%
Azelis Finance NV
4.75%, 09/25/29(E) 144A	300,000	363,460
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) Δ ^	500,000	648,323
Elia Transmission Belgium SA
0.88%, 04/28/30(E) Δ	500,000	536,309
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	84,000	80,779
1.70%, 06/22/50(E) 144A	24,000	18,498
Manuchar Group S.a.r.l.
7.25%, 06/30/27(E)	100,000	120,117
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	200,000	236,224
		2,003,710
Brazil — 0.2%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	120,000	119,566
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B) †††	4,476,000	721,356

See Notes to Financial Statements.

	Par	Value
Brazilian Government International Bond
5.63%, 01/07/41	$100,000	$89,081
		930,003
Bulgaria — 0.0%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	15,338
3.63%, 09/05/32(E)	11,000	13,447
4.50%, 01/27/33(E)	41,000	52,482
4.88%, 05/13/36(E)	45,000	58,941
4.13%, 05/07/38(E) Δ	19,000	22,823
		163,031
Canada — 1.5%
1011778 BC ULC
3.88%, 01/15/28 144A	10,000	9,750
3.50%, 02/15/29 144A	40,000	38,132
5.63%, 09/15/29 144A	100,000	101,537
4.00%, 10/15/30 144A	85,000	79,298
1261229 BC, Ltd.
10.00%, 04/15/32 144A	1,200,000	1,211,388
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	170,000	143,544
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55Δ ^	65,000	66,788
Brookfield Asset Management, Ltd.
5.80%, 04/24/35	40,000	41,061
Canadian Government Bond
3.50%, 03/01/28(C)	3,476,000	2,607,211
4.00%, 03/01/29(C)	275,000	210,739
3.00%, 06/01/34(C)	885,000	638,994
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	410,000	413,895
5.40%, 12/15/34 144A Δ	125,000	124,263
Enbridge, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 06/27/54^	62,000	63,850
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	400,000	425,039
GFL Environmental, Inc.
4.38%, 08/15/29 144A	65,000	63,170
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	343,385
Magna International, Inc.
3.63%, 05/21/31(E)	150,000	178,089
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,445
3.88%, 02/15/28 144A	190,000	184,435
Province of British Columbia Canada
4.70%, 01/24/28	1,600,000	1,633,676
3.50%, 05/29/40(E)	188,000	218,352
Province of Quebec Canada
3.25%, 05/22/35(E)	320,000	376,171
	Par	Value
5.10%, 06/04/35(A)	$378,000	$251,278
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	131,083
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55^	75,000	76,864
		9,673,437
Chile — 0.1%
Chile Government International Bond
5.65%, 01/13/37	200,000	206,520
3.10%, 01/22/61	570,000	346,720
3.25%, 09/21/71	400,000	243,740
		796,980
China — 3.4%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	676,305
5.38%, 05/30/30 144A	65,000	66,241
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,123,620
3.85%, 12/12/26(Y)	18,000,000	2,602,489
3.48%, 06/29/27(Y)	33,000,000	4,791,478
4.15%, 12/04/27(Y)	13,000,000	1,933,951
4.29%, 05/22/29(Y)	16,500,000	2,548,829
3.60%, 05/21/30(Y)	7,000,000	1,073,776
2.88%, 02/25/33(Y)	18,720,000	2,850,135
3.95%, 06/29/43(Y)	4,000,000	714,073
4.10%, 05/21/45(Y)	1,000,000	184,414
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	7,500
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	37,437
		21,610,248
Colombia — 0.6%
Colombia Government International Bond
3.00%, 01/30/30	315,000	273,090
8.00%, 04/20/33	400,000	414,372
5.63%, 02/26/44	3,170,000	2,350,713
Ecopetrol SA
8.88%, 01/13/33	690,000	712,291
8.38%, 01/19/36	75,000	72,413
		3,822,879
Croatia — 0.1%
Croatia Government International Bond
3.38%, 03/12/34(E)	130,000	157,360
3.25%, 02/11/37(E)	100,000	115,467
		272,827
Czech Republic — 0.1%
CPI Property Group SA
4.00%, 01/22/28(U) STEP	100,000	130,980
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	100,000	107,567
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
1.75%, 01/14/30(E)	$100,000	$103,469
		342,016
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) Δ ^	200,000	240,303
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/34 144A	540,000	562,499
Dominican Republic International Bond
4.88%, 09/23/32	150,000	138,878
4.88%, 09/23/32 144A	990,000	916,591
		1,617,968
Ecuador — 0.1%
Ecuador Government International Bond
6.90%, 07/31/30 STEP	80,000	69,700
(Step to 6.90% on 07/31/25), 5.50%, 07/31/35 STEP	315,000	229,396
		299,096
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,200,000	1,312,800
7.90%, 02/21/48	200,000	153,809
		1,466,609
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35	62,000	60,140
9.50%, 07/15/52	150,000	154,312
		214,452
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	115,764
France — 2.7%
Accor SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.67%), 4.88%, 06/06/30(E) ρ ^	100,000	120,605
Afflelou SAS
6.00%, 07/25/29(E) 144A	210,000	257,882
Air France-KLM
4.63%, 05/23/29(E) Δ	100,000	121,784
Altice France SA
8.13%, 02/01/27 144A	750,000	675,566
3.38%, 01/15/28(E)	100,000	98,921
Atos SE
(Step to 9.36% on 12/18/25), 9.00%, 12/18/29(E) STEP	100,000	131,867
BNP Paribas SA
(Variable, USD ICE Swap Rate 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	740,000	741,724
	Par	Value
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	$300,000	$306,580
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	906,676
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	632,221
BPCE SA
0.25%, 01/14/31(E)	500,000	507,866
(Variable, U.S. SOFR + 2.61%), 6.92%, 01/14/46 144A ^	250,000	260,881
Bpifrance SACA
2.00%, 09/02/30(E)	100,000	113,584
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	673,331
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	2,212,245
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A ^	540,000	561,758
(Variable, U.S. SOFR + 1.74%), 5.86%, 01/09/36^	810,000	840,063
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	300,000	412,356
Elior Group SA
5.63%, 03/15/30(E)	100,000	120,520
Engie SA
3.88%, 03/06/36(E)	600,000	714,434
Eutelsat SA
2.25%, 07/13/27(E)	100,000	114,945
Fnac Darty SA
6.00%, 04/01/29(E)	200,000	247,299
Forvia SE
5.63%, 06/15/30(E)	100,000	118,108
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	1,201,000	1,434,876
0.00%, 11/25/31(E) 144A	943,000	932,266
1.25%, 05/25/38(E) 144A	525,000	473,566
3.25%, 05/25/55(E) 144A	371,000	377,829
Goldstory SAS
6.75%, 02/01/30(E) Δ	100,000	122,762
6.75%, 02/01/30(E) 144A	620,000	761,124
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(E)	200,000	244,700
Iliad Holding SASU
5.63%, 10/15/28(E)	200,000	240,228
Kapla Holding SAS
5.00%, 04/30/31(E) 144A	540,000	644,553
Nexans SA
4.25%, 03/11/30(E)	200,000	243,556

See Notes to Financial Statements.

	Par	Value
Roquette Freres SA
(Variable, EURIBOR ICE Swap Rate 5Y + 3.25%), 5.49%, 11/25/29(E) ρ ^	$100,000	$119,414
SNF Group SACA
2.63%, 02/01/29(E)	100,000	115,281
Valeo SE
5.88%, 04/12/29(E)	100,000	125,635
4.50%, 04/11/30(E)	100,000	117,380
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	233,692
		17,078,078
Germany — 7.6%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	2,000,000	1,756,933
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	200,000	239,328
Bundesobligation
2.40%, 04/18/30(E)	351,000	417,884
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/31(E)	17,500,000	18,236,906
1.70%, 08/15/32(E)	16,940,000	19,107,746
2.60%, 08/15/34(E)	290,000	342,785
1.00%, 05/15/38(E)	161,000	152,570
4.25%, 07/04/39(E)	470,000	641,704
2.50%, 07/04/44(E)	452,000	495,519
2.50%, 08/15/54(E)	349,000	365,336
Bundesschatzanweisungen
2.70%, 09/17/26(E)	525,000	624,679
2.20%, 03/11/27(E)	200,000	236,957
CECONOMY AG
6.25%, 07/15/29(E)	120,000	147,945
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E) Δ	100,000	120,441
CT Investment GmbH
6.38%, 04/15/30(E) Δ	100,000	121,832
6.38%, 04/15/30(E) 144A	370,000	450,780
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	100,797
Deutsche Lufthansa AG
(Variable, EURIBOR ICE Swap Rate 5Y + 2.86%), 5.25%, 01/15/55(E) ^	100,000	117,121
E.ON SE
3.50%, 04/16/33(E)	540,000	642,985
4.00%, 01/16/40(E)	210,000	247,228
Fressnapf Holding SE
5.25%, 10/31/31(E)	100,000	119,410
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	189,227
Kreditanstalt fuer Wiederaufbau
0.00%, 06/15/26(E)	77,000	89,072
	Par	Value
2.38%, 08/05/27(E)	$200,000	$237,356
0.75%, 06/28/28(E)	61,000	69,041
0.75%, 01/15/29(E)	43,000	48,166
2.88%, 12/28/29(E)	121,000	145,631
3.75%, 07/15/30	395,000	394,050
0.00%, 09/15/31(E)	33,000	33,283
2.50%, 10/15/31(E)	34,000	39,958
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	300,000	366,826
ProGroup AG
5.38%, 04/15/31(E) Δ	200,000	234,265
Schaeffler AG
4.75%, 08/14/29(E)	100,000	119,551
4.50%, 03/28/30(E) Δ	100,000	118,061
State of Hesse
2.90%, 06/18/35(E)	160,000	187,673
State of North Rhine-Westphalia Germany
0.13%, 06/04/31(E)	49,000	49,966
1.65%, 02/22/38(E)	11,000	10,875
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	175,840	207,583
TK Elevator Holdco GmbH
6.63%, 07/15/28(E)	90,000	106,455
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	412,773
4.38%, 07/15/27(E) Δ	200,000	235,870
		47,982,568
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	200,000	203,350
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	534,095
		737,445
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	10,802
Hungary — 0.0%
Hungary Government International Bond
5.38%, 09/12/33(E)	14,000	17,794
4.88%, 03/22/40(E)	22,000	25,409
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	127,270
		170,473
Indonesia — 0.3%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	104,561
5.25%, 01/17/42 144A	1,230,000	1,208,703
5.25%, 01/17/42	370,000	363,594
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
1.88%, 11/05/31(E)	$100,000	$102,916
		1,779,774
Ireland — 0.5%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	155,229
3.30%, 01/30/32	1,110,000	1,006,272
4.95%, 09/10/34Δ	300,000	293,619
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.95%, 03/10/55^	820,000	852,616
Fiserv Funding ULC
2.88%, 06/15/28(E)	200,000	236,499
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	20,989
Linde PLC
3.63%, 06/12/34(E)	500,000	601,804
SMBC Aviation Capital Finance DAC
5.10%, 04/01/30 144A Δ	230,000	233,586
		3,400,614
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	115,000	109,796
5.88%, 03/30/31 144A	90,000	83,183
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	14,937
		207,916
Italy — 2.8%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	100,000	122,254
Bubbles Bidco SpA
6.50%, 09/30/31(E) Δ	100,000	119,865
Cassa Depositi e Prestiti SpA
2.00%, 04/20/27(E)	100,000	117,382
Fedrigoni SpA
6.13%, 06/15/31(E)	100,000	113,064
Fibercop SpA
7.88%, 07/31/28(E)	100,000	129,541
1.63%, 01/18/29(E)	100,000	108,044
Italy Buoni Poliennali Del Tesoro
2.10%, 07/15/26(E)	2,900,000	3,422,969
2.05%, 08/01/27(E)	4,190,000	4,939,905
2.65%, 06/15/28(E)	217,000	258,636
1.35%, 04/01/30(E)	290,000	323,798
0.60%, 08/01/31(E) 144A	1,094,000	1,129,631
3.85%, 07/01/34(E)	2,200,000	2,703,918
3.65%, 08/01/35(E) 144A	188,000	225,504
3.10%, 03/01/40(E) 144A	371,000	403,216
3.85%, 10/01/40(E) 144A	20,000	23,472
4.30%, 10/01/54(E) 144A	344,000	406,484
Multiversity SpA
(Floating, Euribor 3M + 4.25%), 6.44%, 10/30/28(E) †	100,000	118,551
	Par	Value
Neopharmed Gentili SpA
7.13%, 04/08/30(E)	$100,000	$123,832
Pachelbel Bidco SpA
7.13%, 05/17/31(E)	100,000	127,252
Rossini S.a.r.l.
6.75%, 12/31/29(E)	100,000	124,615
TeamSystem SpA
(Floating, Euribor 3M + 3.50%), 5.78%, 07/31/31(E) 144A †	710,000	838,881
Telecom Italia SpA
2.38%, 10/12/27(E)	1,400,000	1,661,678
7.88%, 07/31/28(E)	100,000	132,490
		17,674,982
Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	410,000	462,781
5.88%, 10/17/31(E)	100,000	111,646
4.88%, 01/30/32(E) 144A	101,000	106,811
		681,238
Japan — 2.0%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	125,341
5.95%, 02/15/29 144A	35,000	36,176
5.75%, 10/01/31 144A	225,000	231,512
Japan Government Forty Year Bond
1.30%, 03/20/63(J)	298,750,000	1,272,064
Japan Government Ten Year Bond
0.10%, 06/20/28(J)	227,900,000	1,550,937
0.10%, 06/20/30(J)	365,700,000	2,431,026
Japan Government Twenty Year Bond
1.30%, 06/20/35(J)	317,750,000	2,175,693
0.40%, 09/20/40(J)	225,500,000	1,231,569
1.80%, 09/20/44(J)	517,600,000	3,303,485
SoftBank Group Corporation
4.63%, 07/06/28	200,000	192,703
		12,550,506
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	17,321	23,809
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32	25,000	22,386
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	136,666
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	137,512
		320,373
Kazakhstan — 0.1%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	504,585
Kenya — 0.1%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	874,329

See Notes to Financial Statements.

	Par	Value
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	$245,000	$241,693
Latvia — 0.0%
Latvia Government International Bond
2.88%, 05/21/30(E)	27,000	31,968
Luxembourg — 0.3%
Adler Financing S.a.r.l. PIK
8.25%, 12/31/28(E) 1	86,130	106,529
ArcelorMittal SA
6.75%, 03/01/41	160,000	168,794
Currenta Group Holdings S.a.r.l.
5.50%, 05/15/30(E) 144A	240,000	289,280
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E) Δ	200,000	254,462
Essendi SA
6.38%, 10/15/29(E) 144A	180,000	222,676
5.38%, 05/15/30(E) 144A	220,000	264,680
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	200,000	251,924
Monitchem HoldCo 3 SA
8.75%, 05/01/28(E)	100,000	119,612
		1,677,957
Mexico — 1.1%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,114,355
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	605,890
Cemex SAB de CV
5.20%, 09/17/30 144A Δ	200,000	199,694
3.88%, 07/11/31 144A Δ	400,000	369,079
Mexican Bonos
7.75%, 05/29/31(M)	13,790,000	700,733
7.50%, 05/26/33(M)	45,060,000	2,194,326
7.75%, 11/23/34(M)	16,627,600	808,835
Mexico Government International Bond
4.60%, 01/23/46	800,000	605,372
5.75%, 10/12/10«	30,000	23,745
Petroleos Mexicanos
7.69%, 01/23/50	500,000	393,605
		7,015,634
Morocco — 0.1%
OCP SA
4.50%, 10/22/25 144A	320,000	319,089
	Par	Value
Netherlands — 1.8%
Abertis Infraestructuras Finance BV
(Variable, EURIBOR ICE Swap Rate 5Y + 2.62%), 4.87%, 11/28/29(E) ρ Δ ^	$100,000	$120,666
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	122,212
Boels Topholding BV
5.75%, 05/15/30(E) 144A	610,000	746,786
5.75%, 05/15/30(E)	100,000	122,424
Boost Newco Borrower LLC
8.50%, 01/15/31(U) 144A	140,000	206,631
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	1,158,402
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	250,000	246,851
CTP NV
3.63%, 03/10/31(E)	600,000	702,147
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	229,546
EnBW International Finance BV
4.00%, 01/24/35(U)	100,000	121,579
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E) Δ	100,000	112,815
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	391,304
1.63%, 10/13/31(E)	300,000	305,928
IPD 3 BV
(Floating, Euribor 3M + 3.38%), 5.35%, 06/15/31(E) 144A †	310,000	365,507
5.50%, 06/15/31(E) 144A	280,000	334,903
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	164,244
Odido Holding BV
3.75%, 01/15/29(E) 144A	480,000	560,822
3.75%, 01/15/29(E)	100,000	116,838
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	79,676
6.90%, 03/19/49	880,000	836,589
Prosus NV
3.83%, 02/08/51	1,020,000	656,625
Q-Park Holding I BV
5.13%, 03/01/29(E)	100,000	121,698
Stellantis NV
4.00%, 03/19/34(E)	200,000	226,294
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	308,204
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	379,118
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Group BV
5.25%, 02/01/30(E) 144A	$500,000	$584,421
6.75%, 02/15/31(E)	200,000	241,993
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	116,564
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,219,914
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 07/20/28(E) ρ ^	100,000	110,811
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	200,000	204,297
Ziggo BV
2.88%, 01/15/30(E)	130,000	144,029
		11,359,838
Nigeria — 0.2%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	419,496
7.88%, 02/16/32	200,000	190,126
7.63%, 11/28/47 144A	940,000	748,506
		1,358,128
Norway — 0.3%
Aker BP ASA
4.00%, 01/15/31 144A	230,000	218,565
Public Property Invest AS
4.63%, 03/12/30(E)	600,000	723,142
Var Energi ASA
8.00%, 11/15/32 144A	540,000	612,589
		1,554,296
Oman — 0.1%
Oman Government International Bond
6.00%, 08/01/29Δ	580,000	608,906
6.75%, 01/17/48	200,000	206,934
		815,840
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36Δ	50,000	49,844
Peru — 0.1%
Peruvian Government International Bond
3.00%, 01/15/34	10,000	8,449
5.50%, 03/30/36(ZB)	30,000	30,057
6.55%, 03/14/37	30,000	32,634
Petroleos del Peru SA
5.63%, 06/19/47 144A	550,000	348,361
		419,501
Philippines — 0.1%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	84,228
2.95%, 05/05/45Δ	455,000	312,119
	Par	Value
2.65%, 12/10/45	$200,000	$129,905
5.90%, 02/04/50Δ	200,000	204,230
		730,482
Poland — 0.6%
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	112,760
Republic of Poland Government Bond
1.75%, 04/25/32(P)	15,760,000	3,529,120
		3,641,880
Portugal — 0.1%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) Δ ^	200,000	241,839
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E)	100,000	118,517
		360,356
Romania — 0.3%
Digi Romania SA
3.25%, 02/05/28(E)	100,000	115,681
Romanian Government International Bond
5.25%, 05/30/32(E)	29,000	33,729
5.88%, 07/11/32(E) 144A Δ	890,000	1,055,089
6.38%, 09/18/33(E)	18,000	21,904
6.25%, 09/10/34(E) 144A Δ	310,000	369,267
5.75%, 03/24/35	52,000	48,154
5.63%, 02/22/36(E)	235,000	264,357
6.75%, 07/11/39(E)	38,000	45,049
		1,953,230
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30	200,000	169,216
Singapore — 0.0%
Sea, Ltd.
2.38%, 12/01/25 CONV	16,000	28,500
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/29 144A	5,000	4,782
9.63%, 12/01/32 144A	7,650	8,624
		41,906
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	27,000	32,890
3.75%, 02/27/40(E)	28,000	32,394
		65,284
South Africa — 1.1%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	2,970,000	157,061
6.25%, 03/31/36(S)	2,140,000	90,283
9.00%, 01/31/40(S)	25,760,000	1,259,939

See Notes to Financial Statements.

	Par	Value
6.50%, 02/28/41(S)	$75,016,000	$2,867,785
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	2,113,837
5.75%, 09/30/49	970,000	731,309
		7,220,214
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	676,884
Spain — 1.7%
Adif Alta Velocidad
3.13%, 10/31/32(E)	400,000	469,475
Autonomous Community of Madrid Spain
2.49%, 07/30/30(E)	2,358,000	2,769,653
CaixaBank SA
(Variable, U.S. SOFR + 2.26%), 6.04%, 06/15/35 144A ^	370,000	387,330
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	1,000,000	1,047,484
Eroski S Coop
10.63%, 04/30/29(E)	100,000	126,924
Grifols SA
7.50%, 05/01/30(E)	150,000	185,281
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	680,000	801,577
4.00%, 09/18/27(E) 144A	300,000	353,637
Spain Government Bond
3.45%, 10/31/34(E) 144A	2,303,000	2,786,616
3.15%, 04/30/35(E) 144A	191,000	224,686
3.50%, 01/31/41(E) 144A	695,000	802,046
2.90%, 10/31/46(E) 144A	468,000	479,607
4.00%, 10/31/54(E) 144A	287,000	337,306
		10,771,622
Supranational — 2.1%
Asian Development Bank
4.13%, 05/30/30	350,000	354,574
Corporación Andina de Fomento
4.13%, 06/30/28	1,235,000	1,238,890
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,093,858
European Union
2.50%, 12/04/31(E)	102,000	119,008
3.25%, 07/04/34(E)	1,740,000	2,098,692
3.38%, 10/04/39(E)	601,975	702,294
3.25%, 02/04/50(E)	278,000	300,744
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,315,105
4.00%, 05/06/32	275,000	274,458
		13,497,623
	Par	Value
Sweden — 0.5%
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	$100,000	$121,529
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	115,479
Fastighets AB Balder
4.00%, 02/19/32(E) Δ	600,000	705,872
Heimstaden AB
4.38%, 03/06/27(E)	100,000	114,556
Svensk Exportkredit AB
3.75%, 05/08/28	335,000	334,696
Verisure Holding AB
3.25%, 02/15/27(E)	100,000	117,211
7.13%, 02/01/28(E) 144A	970,000	1,191,212
7.13%, 02/01/28(E)	100,000	122,805
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	284,480
5.25%, 02/15/29(E) Δ	100,000	118,533
		3,226,373
Switzerland — 0.4%
Amrize Finance U.S. LLC
5.40%, 04/07/35 144A	70,000	71,057
Swiss Confederation Government Bond
3.50%, 04/08/33(ZD)	370,000	581,951
1.25%, 06/27/37(ZD)	330,000	451,519
UBS Group AG
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A ^	415,000	431,022
0.63%, 01/18/33(E)	350,000	336,994
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	415,637
		2,288,180
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	441,620
Turkey — 0.5%
Turkiye Government Bond
37.00%, 02/18/26(T)	26,055,000	649,191
36.00%, 08/12/26(T)	9,795,000	240,547
Turkiye Government International Bond
6.00%, 03/25/27	1,570,000	1,584,715
9.13%, 07/13/30	200,000	222,072
4.88%, 04/16/43	500,000	353,105
		3,049,630
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 4.50% on 08/01/25), 1.75%, 02/01/34 STEP	$25,000	$12,862
(Step to 4.50% on 08/01/25), 1.75%, 02/01/36 STEP	30,980	15,116
		27,978
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	179,076
United Kingdom — 4.0%
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	129,996
Amber Finco PLC
6.63%, 07/15/29(E) Δ	100,000	123,467
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	201,085
4.13%, 03/15/32(E)	750,000	907,026
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	130,380
6.50%, 11/27/31(U)	100,000	138,761
Barclays PLC
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	451,732
(Variable, U.S. SOFR + 1.59%), 5.79%, 02/25/36^	300,000	306,779
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E) Δ	100,000	116,077
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	442,561
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	139,031
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	136,417
Edge Finco PLC
8.13%, 08/15/31(U)	100,000	143,229
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	2,020,504
HSBC Holdings PLC
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	689,737
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	195,899
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	117,823
6.75%, 04/15/30(E) 144A	500,000	545,993
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	119,246
Kier Group PLC
9.00%, 02/15/29(U)	100,000	146,324
Lloyds Banking Group PLC
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	503,762
	Par	Value
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	$95,000	$96,126
6.40%, 03/26/29 144A	10,000	10,447
5.15%, 03/17/30 144A	20,000	20,003
6.50%, 03/26/31 144A	85,000	90,023
Maison Finco PLC
6.00%, 10/31/27(U)	100,000	135,973
Miller Homes Group Finco PLC
7.00%, 05/15/29(U)	100,000	138,473
National Grid PLC
4.28%, 01/16/35(E)	500,000	613,810
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28Δ ^	120,000	117,051
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	451,635
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	477,796
7.25%, 07/01/28(E)	520,000	637,061
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	1,000,000	1,360,385
6.00%, 03/27/30(U)	100,000	136,038
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	872,722
10.00%, 10/11/28(U)	100,000	145,454
Premier Foods Finance PLC
3.50%, 10/15/26(U)	920,000	1,253,916
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	135,296
Rio Tinto Finance U.S.A. PLC
5.88%, 03/14/65	135,000	135,737
SSE PLC
1.75%, 04/16/30(E)	350,000	389,122
Synthomer PLC
7.38%, 05/02/29(E)	100,000	117,226
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	353,360	467,223
United Kingdom Gilt
1.50%, 07/22/26(U)	2,060,000	2,762,397
0.50%, 01/31/29(U)	1,988,000	2,434,797
4.13%, 07/22/29(U)	617,000	854,827
4.50%, 09/07/34(U)	160,000	221,436
4.50%, 03/07/35(U)	860,000	1,181,093
4.50%, 12/07/42(U)	215,000	276,409
4.50%, 12/07/42(U)	285,000	366,500
1.25%, 07/31/51(U)	1,309,000	785,920
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	200,000	251,792
Vodafone Group PLC
4.88%, 06/19/49	170,000	146,404
5.75%, 06/28/54	135,000	129,435
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	119,926
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) Δ ^	100,000	111,970

See Notes to Financial Statements.

	Par	Value
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	$300,000	$356,032
		25,506,284
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	9,705,000	242,243
9.75%, 07/20/33(UYU)	9,485,000	250,908
		493,151
Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	126,888
5.10%, 02/25/29(E) 144A	215,000	259,655
3.70%, 11/25/30	400,000	357,537
3.90%, 10/19/31Δ	230,000	203,098
6.90%, 02/28/32 144A	265,000	273,187
6.95%, 05/25/32 144A	470,000	484,426
		1,704,791
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	112,012	103,122
Total Foreign Bonds (Cost $252,992,282)		254,549,810
LOAN AGREEMENTS — 0.3%
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 05/23/31†	188,032	188,551
Carnival Corporation 2025 Repricing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.31%, 08/08/27†	757	759
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.75% Floor), 6.31%, 10/18/28†	34,613	34,683
Ciena Corporation 2025 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 10/24/30†	45,457	45,717
CSC Holdings LLC 2022 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 8.81%, 01/18/28†	46,709	46,151
Herc Holdings, Inc. Initial Term Loan
0.00%, 06/02/32† Σ	35,000	35,175
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.07%, 11/08/30†	145,172	145,830
	Par	Value
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 01/17/31†	$245,143	$245,164
Hilton Grand Vacations Borrower LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 08/02/28†	6,742	6,747
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.03%, 04/16/31†	44,661	44,800
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 6.08%, 01/31/30†	204,772	204,965
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.07%, 06/13/31†	142,087	142,132
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.06%, 02/11/28†	30,132	30,169
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.58%, 09/15/31†	22,885	22,914
SBA Senior Finance II LLC Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 01/25/31†	59,389	59,530
Six Flags Entertainment Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.33%, 05/01/31†	34,650	34,724
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 06/24/31†	367,895	368,775
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.80%, 02/28/31†	9,875	9,904
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.05%, 08/24/28†	21,833	21,935
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Truist Insurance Holdings LLC Amendment No. 1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.05%, 05/06/31†	$36,370	$36,431
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 6.08%, 05/24/30†	356,574	358,419
Total Loan Agreements (Cost $2,078,579)		2,083,475
MORTGAGE-BACKED SECURITIES — 7.7%
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 6.04%, 06/15/30 144A † γ	45,000	45,317
BANK, Series 2018-BNK15, Class B
4.82%, 11/15/61† γ	260,000	248,061
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	72,887
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	81,391
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 6.44%, 12/15/38 144A †	25,000	24,534
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.74%, 12/15/38 144A †	25,000	24,294
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 8.04%, 12/15/38 144A †	20,000	19,249
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 7.54%, 08/15/39 144A †	65,000	65,017
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.76%, 03/15/30 144A †	415,000	415,372
CAFL Issuer LLC, Series 2021-RTL1, Class A1
4.24%, 03/28/29 144A STEP	27,462	27,463
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 8.52%, 07/25/39 144A †	426,542	437,627
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.41%, 10/25/41 144A †	1,075,000	1,101,703
	Par	Value
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%), 7.06%, 12/25/41 144A †	$420,000	$429,176
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.21%, 12/25/41 144A †	706,000	712,160
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 7.31%, 01/25/42 144A †	385,000	394,014
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 7.81%, 03/25/42 144A †	365,000	379,477
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.41%, 03/25/42 144A †	512,000	527,810
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%), 7.91%, 07/25/42 144A †	329,000	343,540
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.11%, 01/25/44 144A †	250,000	253,017
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.42%, 08/15/48† γ	380,000	326,128
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.51%, 11/15/49† γ	1,060,000	988,148
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.38%, 09/12/40 144A † γ	100,000	104,850
Extended Stay America Trust, Series 2021-ESH, Class D
(Floating, CME Term SOFR 1M + 2.36%, 2.25% Floor), 6.68%, 07/15/38 144A †	85,773	85,973
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%), 6.97%, 12/25/30†	620,970	640,033
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	58,441	51,791
3.50%, 04/01/50	34,637	31,582
3.00%, 07/01/50	71,351	62,550
2.50%, 12/01/50	376,527	312,910

See Notes to Financial Statements.

	Par	Value
2.50%, 08/01/51	$119,805	$99,772
2.50%, 09/01/51	516,270	429,793
2.50%, 01/01/52	266,600	222,288
2.50%, 02/01/52	1,063,081	884,288
2.50%, 03/01/52	983,263	819,397
2.50%, 04/01/52	250,626	208,478
2.50%, 05/01/52	243,962	203,104
3.50%, 05/01/52	29,010	26,146
2.50%, 06/01/52	260,104	215,994
4.50%, 08/01/52	619,231	593,751
3.00%, 09/01/52	192,903	167,308
4.50%, 09/01/52	186,182	178,527
5.50%, 09/01/52	348,629	351,827
5.00%, 10/01/52	329,291	324,422
5.50%, 10/01/52	312,292	313,221
5.00%, 11/01/52	495,831	488,571
5.50%, 12/01/52	68,147	68,576
5.00%, 01/01/53	335,787	330,852
5.00%, 02/01/53	633,537	623,379
5.50%, 02/01/53	239,574	240,212
6.00%, 03/01/53	191,819	195,271
5.00%, 04/01/53	368,402	362,875
6.00%, 04/01/53	489,327	499,104
5.50%, 05/01/53	300,681	301,328
6.00%, 05/01/53	831,389	847,112
6.00%, 06/01/53	719,601	733,013
5.00%, 08/01/53	59,491	58,491
5.50%, 08/01/53	152,619	152,888
6.00%, 09/01/53	325,631	332,654
6.00%, 10/01/53	39,794	40,510
5.00%, 11/01/53	296,924	291,794
6.00%, 02/01/54	212,449	216,213
4.50%, 07/01/54	151,805	145,337
5.50%, 07/01/54	498,536	498,903
6.00%, 08/01/54	218,402	222,117
5.00%, 10/01/54	322,808	316,632
6.00%, 06/01/55	129,888	132,073
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	65,266	64,973
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	630,366	611,827
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,074,626	1,035,780
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 2.65%), 6.96%, 01/25/51 144A †	500,000	525,418
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 7.71%, 10/25/41 144A †	$470,000	$482,967
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 10.06%, 09/25/42 144A †	380,000	415,022
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.45%), 5.76%, 10/25/44 144A †	730,000	731,859
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2025-DNA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.35%), 5.66%, 01/25/45 144A †	250,000	250,150
Federal National Mortgage Association
3.00%, 08/01/46	66,615	59,159
3.00%, 12/01/47	200,702	178,134
3.50%, 08/01/49	87,258	79,553
4.00%, 08/01/49	74,495	70,293
3.50%, 09/01/49	151,319	137,925
4.00%, 10/01/49	112,007	105,619
3.00%, 03/01/50	95,698	83,889
3.00%, 05/01/50	104,952	91,925
3.50%, 06/01/50	28,168	25,654
2.50%, 07/01/50	48,835	40,981
3.00%, 07/01/50	29,348	25,675
2.50%, 12/01/50	464,524	386,040
2.50%, 05/01/51	980,304	813,905
3.00%, 07/01/51	169,200	146,839
2.50%, 09/01/51	560,714	467,865
2.50%, 01/01/52	287,322	239,263
3.00%, 02/01/52	273,765	237,586
2.50%, 03/01/52	880,366	732,817
2.50%, 04/01/52	651,983	542,558
3.00%, 05/01/52	323,830	280,578
3.50%, 05/01/52	392,609	356,398
4.00%, 07/01/52	180,726	169,220
4.00%, 08/01/52	126,861	118,372
5.00%, 08/01/52	192,029	189,267
4.50%, 09/01/52	740,257	709,823
4.50%, 10/01/52	587,152	563,033
5.00%, 11/01/52	165,528	163,095
6.00%, 12/01/52	828,048	846,023
4.50%, 01/01/53	801,478	767,742
5.00%, 01/01/53	480,733	473,718
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 01/01/53	$897,833	$900,921
5.00%, 02/01/53	149,057	146,667
5.50%, 02/01/53	429,194	430,504
5.00%, 03/01/53	676,780	666,130
5.00%, 04/01/53	702,145	690,775
5.50%, 07/01/53	717,102	718,809
6.00%, 07/01/53	641,306	653,184
5.50%, 10/01/53	110,452	110,632
5.50%, 01/01/54	786,732	787,715
6.50%, 01/01/54	228,003	236,369
5.50%, 02/01/54	260,873	261,827
5.50%, 03/01/54	612,080	612,530
6.00%, 06/01/54	50,192	51,061
5.00%, 09/01/54	191,605	187,968
5.00%, 11/01/54	288,215	282,701
5.50%, 11/01/54	301,037	301,258
5.50%, 03/01/55	252,382	252,508
6.00%, 05/01/55	317,876	323,218
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	22,323	21,663
Government National Mortgage Association
4.50%, 09/20/52	177,330	171,301
5.00%, 11/20/52	100,503	99,284
5.00%, 03/20/53	164,833	162,858
5.50%, 03/20/53	244,522	246,256
5.00%, 07/20/53	136,543	134,543
5.50%, 07/20/53	52,601	52,969
5.50%, 10/20/53	41,027	41,293
5.00%, 11/20/53	87,134	85,893
5.00%, 01/20/54	124,723	122,717
5.50%, 02/20/54	152,485	153,221
4.50%, 04/20/54	140,158	134,367
5.00%, 07/20/54	97,090	95,478
5.50%, 08/20/54	206,560	207,172
4.50%, 09/20/54	58,633	56,180
5.00%, 10/20/54	136,842	134,545
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.33%, 11/05/38 144A † γ	540,000	529,290
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.91%, 01/15/42 144A †	100,000	99,673
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	954,410
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	108,644
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	87,051	80,635
	Par	Value
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	$628,707	$631,358
PRET LLC, Series 2024-NPL8, Class A1
(Step to 8.96% on 12/25/27), 5.96%, 11/25/54 144A STEP	110,189	110,320
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	85,631	85,670
RCO VIII Mortgage LLC, Series 2025-3, Class A1
(Step to 9.44% on 06/25/28), 6.43%, 05/25/30 144A STEP	93,705	95,432
RCO X Mortgage LLC, Series 2025-1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/30 144A STEP	206,654	206,854
Redwood Funding Trust, Series 2025-1, Class A
7.58%, 05/27/55 144A STEP	130,393	136,031
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	120,000	120,026
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 6.83%, 05/15/38 144A †	760,000	746,505
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	39,592	38,044
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/27), 5.55%, 07/25/39 144A STEP	110,000	109,968
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.50%, 08/15/50† γ	410,000	388,411
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	255,748
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 4.90% on 05/25/26), 4.47%, 04/25/67 144A STEP	687,224	688,517
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.91%, 07/15/46† γ	1,143	1,098
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	23,251
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.29%, 08/15/46† γ	34,533	32,599

See Notes to Financial Statements.

	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	$24,187	$21,625
Total Mortgage-Backed Securities (Cost $48,749,105)		48,561,866
U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bills
4.04%, 07/31/25Ω ‡‡	3,810,000	3,796,833
4.06%, 12/18/25Ω	1,935,000	1,897,388
		5,694,221
U.S. Treasury Bonds
3.50%, 02/15/39	4,700,000	4,245,238
4.25%, 05/15/39	30,000	29,216
3.88%, 08/15/40	867,100	797,969
1.75%, 08/15/41	650,000	431,742
2.00%, 11/15/41	40,000	27,522
2.75%, 08/15/42	90,000	68,896
4.00%, 11/15/42	6,480,000	5,913,759
2.88%, 05/15/43	1,590,000	1,225,977
4.38%, 08/15/43	2,229,000	2,125,343
4.13%, 08/15/44	966,000	885,286
4.75%, 02/15/45	709,000	705,455
3.00%, 05/15/45	30,000	22,989
5.00%, 05/15/45Δ	45,000	46,234
3.00%, 11/15/45	660,000	503,018
2.50%, 05/15/46	590,000	407,699
2.25%, 08/15/46	690,000	452,246
2.88%, 11/15/46	1,520,000	1,119,575
3.00%, 05/15/47	60,000	44,960
2.75%, 08/15/47	90,000	64,188
3.13%, 05/15/48	40,000	30,361
3.38%, 11/15/48	770,000	609,353
1.25%, 05/15/50	50,000	24,039
1.38%, 08/15/50	3,730,000	1,840,231
1.63%, 11/15/50	1,710,000	901,424
2.38%, 05/15/51	870,000	551,940
3.00%, 08/15/52	960,000	693,263
3.63%, 05/15/53	930,000	758,822
4.75%, 11/15/53	190,000	188,338
4.75%, 05/15/55Δ	2,142,300	2,130,584
		26,845,667
U.S. Treasury Notes
4.63%, 02/28/26‡‡	1,210,000	1,213,447
3.75%, 04/30/27Δ	5,410,000	5,410,000
3.88%, 10/15/27	4,753,000	4,770,267
3.75%, 05/15/28	5,624,000	5,633,227
4.00%, 01/31/29	13,770,000	13,897,480
4.63%, 04/30/29	12,790,000	13,192,685
4.13%, 10/31/29	430,000	436,248
4.00%, 03/31/30	9,535,000	9,625,880
4.00%, 05/31/30	6,694,100	6,759,995
3.88%, 06/30/30	413,000	414,597
4.63%, 09/30/30	10,210,000	10,596,066
0.88%, 11/15/30	8,550,000	7,335,967
1.25%, 08/15/31	730,000	624,635
1.38%, 11/15/31	550,000	470,701
	Par	Value
4.00%, 04/30/32	$1,825,200	$1,827,909
2.88%, 05/15/32	3,450,000	3,219,685
2.75%, 08/15/32	1,090,000	1,005,738
3.38%, 05/15/33	1,100,000	1,048,910
4.25%, 11/15/34Δ	1,856,000	1,862,670
4.63%, 02/15/35Δ	2,040,000	2,105,344
4.25%, 05/15/35	3,239,000	3,244,314
		94,695,765
Total U.S. Treasury Obligations (Cost $133,402,827)		127,235,653

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class AΔ * (Cost $261,222)	16,976	36,329
MONEY MARKET FUNDS — 10.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø §	9,213,012	9,213,012
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞	53,794,637	53,794,637
Total Money Market Funds (Cost $63,007,649)		63,007,649
TOTAL INVESTMENTS — 99.5% (Cost $635,405,847)		629,559,109
Other Assets in Excess of Liabilities — 0.5%		3,182,239
NET ASSETS — 100.0%		$632,741,348
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	09/2025	(13)	$(1,802,075)	$2,285
Euro-BTP	09/2025	(1)	(142,532)	(104)
Euro-OAT	09/2025	4	583,509	(1,993)
Euro-Schatz	09/2025	20	2,526,703	(1,650)
Euro-Bund	09/2025	19	2,912,894	(8,398)
10 -Year Mini JGB	09/2025	7	676,157	2,234
10-Year Japanese Treasury Bond	09/2025	3	2,896,150	2,095
10-Year Commonwealth Treasury Bond	09/2025	1	75,437	781
British Pounds/U.S. Dollars	09/2025	8	686,250	7,035
Canadian Dollars/U.S. Dollars	09/2025	6	442,080	1,218
Euro/U.S. Dollars	09/2025	26	3,846,700	51,346
Japanese Yen/U.S. Dollars	09/2025	15	1,311,469	6,015
10-Year Bond	09/2025	22	1,970,993	21,312
2-Year Bond	09/2025	75	5,819,626	786
5-Year Canadian Government Bond	09/2025	29	2,430,101	15,315
10-Year U.S. Treasury Note	09/2025	129	14,464,125	184,679
U.S. Treasury Long Bond	09/2025	7	808,281	(13,501)
Ultra 10-Year U.S. Treasury Note	09/2025	(223)	(25,481,235)	(496,254)
Ultra Long U.S. Treasury Bond	09/2025	(15)	(1,786,875)	(63,025)
Long GILT	09/2025	17	2,170,860	26,765
2-Year U.S. Treasury Note	09/2025	129	26,835,023	107,148
5-Year U.S. Treasury Note	09/2025	489	53,301,000	499,719
Total Futures Contracts outstanding at June 30, 2025			$94,544,641	$343,808
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	Euro	25,934,321	U.S. Dollars	28,796,812	SS	$1,788,070
07/16/25	Euro	29,969,426	U.S. Dollars	33,846,646	CITI	1,496,920
07/16/25	Euro	25,251,472	U.S. Dollars	28,480,507	GSC	1,299,077
07/16/25	Euro	17,410,841	U.S. Dollars	19,389,382	SC	1,143,583
07/16/25	Australian Dollars	33,237,454	U.S. Dollars	20,862,651	GSC	1,019,919
07/16/25	Swiss Francs	13,437,531	U.S. Dollars	16,110,037	BNP	863,064
07/16/25	Australian Dollars	17,509,544	U.S. Dollars	10,693,263	CITI	834,510
07/16/25	New Zealand Dollars	20,028,813	U.S. Dollars	11,406,028	SS	809,393
07/16/25	New Zealand Dollars	28,779,021	U.S. Dollars	16,797,186	GSC	754,920
07/16/25	Swedish Kronor	143,998,300	U.S. Dollars	14,516,396	BNP	721,283
07/16/25	Euro	13,450,393	U.S. Dollars	15,190,300	UBS	672,028
07/16/25	Swiss Francs	13,942,955	U.S. Dollars	16,958,204	GSC	653,304
07/16/25	Japanese Yen	5,586,771,926	U.S. Dollars	38,236,925	GSC	635,247
07/16/25	British Pounds	7,923,198	U.S. Dollars	10,243,872	SC	632,752
07/16/25	Norwegian Kroner	108,292,798	U.S. Dollars	10,115,776	BNP	629,297
07/16/25	British Pounds	10,897,390	U.S. Dollars	14,426,013	GSC	533,453
07/16/25	Canadian Dollars	25,212,905	U.S. Dollars	18,013,335	GSC	518,550
07/16/25	Mexican Pesos	104,461,772	U.S. Dollars	5,051,900	UBS	504,934
07/16/25	British Pounds	6,117,318	U.S. Dollars	7,907,928	UBS	489,662
07/16/25	Norwegian Kroner	101,185,781	U.S. Dollars	9,594,165	GSC	445,733
07/16/25	Czech Republic Koruna	117,654,295	U.S. Dollars	5,178,585	SS	429,564
07/16/25	Polish Zloty	19,070,085	U.S. Dollars	4,918,362	GSC	370,247

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	Euro	5,760,000	U.S. Dollars	6,434,015	NT	$358,872
07/16/25	Swiss Francs	5,144,306	U.S. Dollars	6,177,046	SC	320,786
07/16/25	Swedish Kronor	68,578,240	U.S. Dollars	6,948,009	CITI	308,835
07/16/25	Polish Zloty	15,051,239	U.S. Dollars	3,891,552	UBS	282,531
07/16/25	Norwegian Kroner	41,775,705	U.S. Dollars	3,864,784	RBC	280,303
07/16/25	Swedish Kronor	116,999,139	U.S. Dollars	12,112,115	GSC	268,553
07/16/25	Mexican Pesos	53,996,596	U.S. Dollars	2,614,594	SS	257,750
07/16/25	Hungarian Forint	1,027,187,915	U.S. Dollars	2,785,757	GSC	239,242
07/16/25	Israeli Shekels	7,220,498	U.S. Dollars	1,922,836	UBS	221,030
07/16/25	Euro	3,200,000	U.S. Dollars	3,563,872	RBC	209,954
07/16/25	Mexican Pesos	146,464,968	U.S. Dollars	7,581,510	GSC	209,680
07/16/25	South Korean Won	3,422,044,000	U.S. Dollars	2,339,987	CITI	194,861
07/16/25	Swiss Francs	2,954,925	U.S. Dollars	3,539,303	SS	193,097
07/16/25	Czech Republic Koruna	49,720,610	U.S. Dollars	2,198,630	SC	171,369
07/16/25	Euro	5,222,667	U.S. Dollars	5,991,331	BNP	167,869
07/16/25	South African Rand	30,861,345	U.S. Dollars	1,575,450	GSC	165,491
07/16/25	U.S. Dollars	12,089,853	Japanese Yen	1,716,422,998	GSC	147,162
07/16/25	New Zealand Dollars	4,726,458	U.S. Dollars	2,759,171	BNP	123,460
07/16/25	Australian Dollars	4,634,569	U.S. Dollars	2,936,127	UBS	115,138
07/16/25	New Zealand Dollars	2,899,272	U.S. Dollars	1,655,023	RBC	113,221
07/16/25	Canadian Dollars	5,421,677	U.S. Dollars	3,875,043	SC	109,976
07/16/25	Canadian Dollars	5,244,920	U.S. Dollars	3,759,245	BNP	95,855
07/16/25	South Korean Won	1,579,937,630	U.S. Dollars	1,076,194	SS	94,131
07/16/25	Israeli Shekels	3,049,553	U.S. Dollars	812,819	SS	92,635
07/16/25	Hungarian Forint	373,386,382	U.S. Dollars	1,010,488	SS	89,109
07/16/25	Czech Republic Koruna	25,099,939	U.S. Dollars	1,110,027	CITI	86,395
07/16/25	Brazilian Reals	6,515,020	U.S. Dollars	1,111,342	GSC	82,852
07/16/25	Canadian Dollars	4,668,172	U.S. Dollars	3,349,926	UBS	81,254
07/16/25	Mexican Pesos	16,675,780	U.S. Dollars	808,480	SC	78,587
07/16/25	South African Rand	13,563,919	U.S. Dollars	691,744	SC	73,420
07/16/25	Polish Zloty	4,106,086	U.S. Dollars	1,065,493	RBC	73,227
07/16/25	Singapore Dollars	1,715,125	U.S. Dollars	1,287,003	UBS	63,651
07/16/25	Czech Republic Koruna	18,171,017	U.S. Dollars	803,669	RBC	62,477
07/16/25	British Pounds	730,620	U.S. Dollars	944,630	RBC	58,333
07/16/25	Hungarian Forint	245,199,821	U.S. Dollars	665,703	SC	56,394
07/16/25	Czech Republic Koruna	14,000,000	U.S. Dollars	619,592	GSC	47,736
07/16/25	British Pounds	850,146	U.S. Dollars	1,119,829	BNP	47,215
07/16/25	Swedish Kronor	9,779,892	U.S. Dollars	991,242	RBC	43,651
07/16/25	Turkish Lira	40,823,315	U.S. Dollars	972,678	UBS	38,254
07/16/25	Japanese Yen	736,784,957	U.S. Dollars	5,093,296	SS	33,177
07/16/25	British Pounds	1,189,364	U.S. Dollars	1,601,841	CITI	30,867
07/16/25	Mexican Pesos	63,410,706	U.S. Dollars	3,342,341	CITI	30,785
07/16/25	Japanese Yen	730,158,769	U.S. Dollars	5,049,909	UBS	30,459
07/16/25	Australian Dollars	2,812,450	U.S. Dollars	1,821,176	BNP	30,459
07/16/25	Mexican Pesos	5,705,944	U.S. Dollars	273,177	BNP	30,350
07/16/25	Canadian Dollars	1,148,859	U.S. Dollars	820,789	CITI	23,640
07/16/25	British Pounds	275,689	U.S. Dollars	354,902	SS	23,552
07/16/25	South African Rand	61,916,000	U.S. Dollars	3,469,408	CITI	23,379
07/16/25	South African Rand	3,976,247	U.S. Dollars	202,697	BNP	21,610
07/16/25	Indonesian Rupiahs	14,925,558,133	U.S. Dollars	899,732	UBS	21,578
07/16/25	Brazilian Reals	3,069,697	U.S. Dollars	542,803	UBS	19,868
07/16/25	Swedish Kronor	10,595,580	U.S. Dollars	1,101,537	SS	19,671
07/16/25	Australian Dollars	486,406	U.S. Dollars	300,776	SC	19,460
07/16/25	Polish Zloty	1,006,189	U.S. Dollars	260,081	SS	18,960
07/16/25	Mexican Pesos	3,232,287	U.S. Dollars	156,876	RBC	15,065
07/16/25	Japanese Yen	909,310,355	U.S. Dollars	6,312,157	SC	14,729
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	4,508,033	Swedish Kronor	42,467,459	GSC	$14,192
07/16/25	Chinese Yuans	12,862,050	U.S. Dollars	1,785,057	SC	13,830
07/16/25	Hungarian Forint	47,669,187	U.S. Dollars	129,418	RBC	10,965
07/16/25	Canadian Dollars	464,676	U.S. Dollars	332,161	RBC	9,383
07/16/25	Canadian Dollars	450,000	U.S. Dollars	322,687	SS	8,071
07/16/25	Chinese Offshore Yuan	23,588,000	U.S. Dollars	3,291,796	GSC	7,804
07/16/25	U.S. Dollars	551,629	Norwegian Kroner	5,485,736	GSC	7,322
07/16/25	Chinese Yuans	2,046,060	U.S. Dollars	279,978	UBS	6,185
07/16/25	Chinese Yuans	2,002,336	U.S. Dollars	273,951	BNP	6,096
07/16/25	Japanese Yen	419,913,217	U.S. Dollars	2,916,429	RBC	5,284
07/16/25	Chinese Yuans	610,083	U.S. Dollars	83,192	GSC	2,134
07/16/25	Chinese Yuans	834,291	U.S. Dollars	116,311	CITI	373
07/16/25	U.S. Dollars	31,636	Japanese Yen	4,500,000	SS	326
07/17/25	Chilean Pesos	2,730,427	U.S. Dollars	2,717	GSC	214
07/16/25	Indian Rupees	27,934	U.S. Dollars	320	SS	6
07/16/25	Singapore Dollars	64	U.S. Dollars	48	GSC	3
Subtotal Appreciation						$23,469,663
07/16/25	British Pounds	216,304	U.S. Dollars	296,936	GSC	$(3)
07/16/25	U.S. Dollars	431	Brazilian Reals	2,670	GSC	(58)
07/16/25	U.S. Dollars	13,645	Chinese Yuans	98,575	SC	(141)
07/16/25	British Pounds	95,783	Euro	111,714	SC	(260)
07/16/25	Canadian Dollars	1,469,385	U.S. Dollars	1,081,045	GSC	(1,023)
07/16/25	U.S. Dollars	285,066	Brazilian Reals	1,563,137	SS	(1,455)
07/16/25	U.S. Dollars	352,537	Canadian Dollars	481,662	CITI	(1,493)
07/16/25	Swedish Kronor	13,370,646	U.S. Dollars	1,417,175	GSC	(2,314)
09/17/25	U.S. Dollars	96,445	Euro	84,000	MLIB	(3,032)
07/16/25	U.S. Dollars	1,075,022	Japanese Yen	155,435,870	UBS	(6,484)
07/16/25	U.S. Dollars	96,012	Polish Zloty	370,000	RBC	(6,598)
07/16/25	U.S. Dollars	280,205	Colombian Pesos	1,177,419,430	GSC	(7,352)
07/16/25	U.S. Dollars	1,056,728	Norwegian Kroner	10,724,308	BNP	(7,364)
07/16/25	U.S. Dollars	89,409	Hungarian Forint	32,900,893	GSC	(7,482)
07/16/25	U.S. Dollars	280,075	Colombian Pesos	1,178,553,325	UBS	(7,758)
07/16/25	U.S. Dollars	111,702	South Korean Won	161,635,124	RBC	(8,028)
07/16/25	Indian Rupees	288,908,000	U.S. Dollars	3,376,395	CITI	(9,064)
07/16/25	Japanese Yen	261,553,855	U.S. Dollars	1,830,000	BNP	(10,136)
07/16/25	Euro	728,805	Polish Zloty	3,140,000	GSC	(11,305)
07/16/25	U.S. Dollars	1,020,333	Canadian Dollars	1,405,805	BNP	(12,956)
07/16/25	U.S. Dollars	723,438	Chinese Yuans	5,268,562	GSC	(13,423)
07/16/25	U.S. Dollars	248,647	Turkish Lira	10,606,879	SS	(14,018)
07/16/25	U.S. Dollars	284,113	Israeli Shekels	1,006,301	UBS	(14,671)
07/16/25	U.S. Dollars	5,253,857	Japanese Yen	757,238,368	CITI	(14,928)
07/16/25	U.S. Dollars	225,815	Polish Zloty	873,622	SS	(16,462)
07/16/25	U.S. Dollars	232,197	Czech Republic Koruna	5,250,000	RBC	(18,051)
07/16/25	U.S. Dollars	2,515,284	South Korean Won	3,422,044,000	CITI	(19,564)
07/16/25	U.S. Dollars	236,017	Hungarian Forint	87,191,903	BNP	(20,757)
07/16/25	Norwegian Kroner	13,986,099	U.S. Dollars	1,409,189	GSC	(21,454)
07/16/25	U.S. Dollars	1,032,906	Swiss Francs	835,287	BNP	(22,154)
07/16/25	U.S. Dollars	791,896	Canadian Dollars	1,107,820	RBC	(22,370)
07/16/25	U.S. Dollars	1,017,965	New Zealand Dollars	1,707,224	BNP	(23,258)
07/16/25	U.S. Dollars	219,472	South African Rand	4,308,235	SS	(23,563)
07/16/25	U.S. Dollars	430,177	Thai Baht	14,738,298	GSC	(23,768)
07/16/25	U.S. Dollars	399,413	British Pounds	309,083	SC	(24,883)
07/16/25	Taiwan Dollars	110,204,629	U.S. Dollars	3,822,568	CITI	(27,139)
07/16/25	U.S. Dollars	2,054,482	Swedish Kronor	19,690,509	BNP	(29,138)
07/16/25	U.S. Dollars	491,901	Polish Zloty	1,895,883	CITI	(33,875)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	3,333,137	Indian Rupees	288,908,000	CITI	$(34,194)
07/16/25	U.S. Dollars	5,468,953	Japanese Yen	791,126,731	SS	(35,624)
07/16/25	U.S. Dollars	512,270	Norwegian Kroner	5,538,529	SC	(37,276)
07/16/25	U.S. Dollars	710,098	Turkish Lira	30,216,436	UBS	(38,170)
07/16/25	U.S. Dollars	411,525	Mexican Pesos	8,488,154	SC	(40,002)
07/16/25	U.S. Dollars	542,000	Hungarian Forint	200,275,000	SS	(47,796)
07/16/25	U.S. Dollars	462,496	South African Rand	9,071,066	RBC	(49,218)
07/16/25	U.S. Dollars	1,599,330	Swiss Francs	1,307,357	SS	(52,007)
07/16/25	U.S. Dollars	795,733	Polish Zloty	3,077,053	BNP	(57,610)
07/16/25	U.S. Dollars	4,784,971	Chinese Yuans	34,643,193	RBC	(60,228)
07/16/25	U.S. Dollars	1,290,031	Singapore Dollars	1,715,253	GSC	(60,724)
07/16/25	U.S. Dollars	1,042,063	British Pounds	805,979	RBC	(64,350)
07/16/25	U.S. Dollars	1,160,974	Indonesian Rupiahs	19,874,123,899	UBS	(65,796)
07/16/25	U.S. Dollars	1,591,364	Australian Dollars	2,524,005	UBS	(70,368)
07/16/25	U.S. Dollars	2,748,676	Canadian Dollars	3,836,765	SC	(71,407)
07/16/25	U.S. Dollars	2,663,598	Canadian Dollars	3,721,307	UBS	(71,622)
07/16/25	U.S. Dollars	1,050,725	Polish Zloty	4,047,285	SC	(71,687)
07/16/25	U.S. Dollars	3,220,513	Chinese Offshore Yuan	23,588,000	GSC	(79,087)
07/16/25	U.S. Dollars	1,105,800	Norwegian Kroner	12,025,432	UBS	(87,392)
07/16/25	U.S. Dollars	1,810,135	South Korean Won	2,562,281,611	GSC	(87,852)
07/16/25	U.S. Dollars	13,419,595	Japanese Yen	1,941,318,353	BNP	(87,894)
07/16/25	U.S. Dollars	977,582	Mexican Pesos	20,189,017	SS	(96,371)
07/16/25	U.S. Dollars	3,153,401	Mexican Pesos	61,270,000	CITI	(105,851)
07/16/25	U.S. Dollars	794,879	Brazilian Reals	4,919,505	UBS	(106,860)
07/16/25	U.S. Dollars	1,451,289	Czech Republic Koruna	32,792,605	GSC	(111,814)
07/16/25	U.S. Dollars	1,482,244	Czech Republic Koruna	33,520,000	SC	(115,532)
07/16/25	U.S. Dollars	2,324,449	Swedish Kronor	23,075,074	SS	(117,320)
07/16/25	U.S. Dollars	1,126,028	Israeli Shekels	4,223,054	BNP	(127,856)
07/16/25	U.S. Dollars	2,369,431	Australian Dollars	3,794,701	SS	(128,889)
07/16/25	U.S. Dollars	2,094,457	New Zealand Dollars	3,669,073	RBC	(143,282)
07/16/25	U.S. Dollars	1,745,707	Hungarian Forint	643,000,000	SC	(147,885)
07/16/25	Japanese Yen	1,080,049,414	U.S. Dollars	7,664,593	GSC	(149,723)
07/16/25	U.S. Dollars	1,346,314	Israeli Shekels	5,040,735	GSC	(150,350)
07/16/25	U.S. Dollars	2,005,314	Hungarian Forint	740,763,156	UBS	(176,183)
07/16/25	U.S. Dollars	3,183,288	New Zealand Dollars	5,520,628	CITI	(183,701)
07/16/25	U.S. Dollars	2,003,433	Mexican Pesos	41,370,885	UBS	(197,288)
07/16/25	U.S. Dollars	1,864,044	South African Rand	36,564,160	UBS	(198,602)
07/16/25	U.S. Dollars	3,070,073	British Pounds	2,389,881	BNP	(210,652)
07/16/25	U.S. Dollars	1,955,489	Mexican Pesos	40,725,181	BNP	(210,884)
07/16/25	U.S. Dollars	16,770,229	Canadian Dollars	23,105,982	GSC	(213,035)
07/16/25	U.S. Dollars	3,175,371	Norwegian Kroner	34,311,792	CITI	(229,128)
07/16/25	U.S. Dollars	7,112,232	Australian Dollars	11,169,454	CITI	(241,411)
07/16/25	U.S. Dollars	8,896,714	Australian Dollars	13,883,635	GSC	(243,866)
07/16/25	U.S. Dollars	3,127,309	Czech Republic Koruna	70,911,097	UBS	(252,764)
07/16/25	U.S. Dollars	4,639,966	British Pounds	3,578,787	UBS	(272,838)
07/16/25	U.S. Dollars	41,220,075	Japanese Yen	5,963,726,876	GSC	(274,910)
07/16/25	U.S. Dollars	4,003,796	New Zealand Dollars	7,030,926	UBS	(284,312)
07/16/25	U.S. Dollars	3,523,222	Czech Republic Koruna	79,959,523	BNP	(288,156)
07/16/25	U.S. Dollars	11,554,917	Swedish Kronor	112,132,554	GSC	(310,777)
07/16/25	U.S. Dollars	8,896,756	Norwegian Kroner	92,977,918	GSC	(328,738)
07/16/25	U.S. Dollars	7,611,962	Swedish Kronor	75,116,361	SC	(336,736)
07/16/25	U.S. Dollars	3,152,818	South African Rand	61,916,000	CITI	(339,969)
07/16/25	U.S. Dollars	9,911,416	New Zealand Dollars	16,824,787	GSC	(349,894)
07/16/25	U.S. Dollars	5,700,151	Australian Dollars	9,218,832	RBC	(369,259)
07/16/25	U.S. Dollars	7,465,164	Swiss Francs	6,208,553	RBC	(376,931)
07/16/25	U.S. Dollars	6,574,039	Australian Dollars	10,558,590	BNP	(377,429)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	7,614,994	Swiss Francs	6,338,340	CITI	$(391,037)
07/16/25	U.S. Dollars	6,064,849	Australian Dollars	9,807,911	SC	(392,393)
07/16/25	U.S. Dollars	7,451,365	Euro	6,654,200	RBC	(396,071)
07/16/25	U.S. Dollars	13,956,916	Canadian Dollars	19,544,721	SS	(408,763)
07/16/25	U.S. Dollars	6,784,179	Polish Zloty	25,993,585	GSC	(424,489)
07/16/25	U.S. Dollars	3,356,929	Taiwan Dollars	110,204,629	CITI	(438,500)
07/16/25	U.S. Dollars	8,045,290	British Pounds	6,187,131	CITI	(448,136)
07/16/25	U.S. Dollars	10,938,543	British Pounds	8,304,765	GSC	(461,879)
07/16/25	U.S. Dollars	13,135,026	Swiss Francs	10,766,911	GSC	(464,785)
07/16/25	U.S. Dollars	9,425,440	Swedish Kronor	93,510,918	UBS	(469,742)
07/16/25	U.S. Dollars	10,353,756	Euro	9,260,579	SC	(567,438)
07/16/25	U.S. Dollars	7,688,027	Norwegian Kroner	83,724,877	SS	(619,358)
07/16/25	U.S. Dollars	14,645,632	Swiss Francs	12,199,854	UBS	(764,145)
07/16/25	U.S. Dollars	11,960,256	New Zealand Dollars	20,953,497	SC	(819,123)
07/16/25	U.S. Dollars	20,959,556	Euro	18,496,757	GSC	(854,054)
07/16/25	U.S. Dollars	17,776,538	Euro	15,979,645	UBS	(1,068,588)
07/16/25	U.S. Dollars	18,198,776	Euro	16,346,516	BNP	(1,079,009)
07/16/25	U.S. Dollars	13,066,699	Mexican Pesos	268,794,330	GSC	(1,231,790)
07/16/25	U.S. Dollars	20,442,204	British Pounds	15,874,112	SS	(1,349,091)
07/16/25	U.S. Dollars	43,932,058	Euro	39,741,178	CITI	(2,935,538)
07/16/25	U.S. Dollars	71,633,864	Euro	64,508,157	SS	(4,441,943)
Subtotal Depreciation						$(29,553,154)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(6,083,491)
Swap Agreements outstanding at June 30, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 43 (Receive Quarterly)		5.00%	6/20/2030	EUR	12,230,000	$1,363,277	$1,160,317	$202,960
iTraxx Europe & Crossover Series 43 (Receive Quarterly)	0.55%	1.00%	6/20/2030	EUR	405,000	10,316	8,615	1,701
Markit CDX.EM.43 Index (Receive Quarterly)	1.57%	1.00%	6/20/2030	USD	4,715,000	(116,367)	(131,158)	14,791
Markit CDX.NA.HY.44 Index (Receive Quarterly)		5.00%	6/20/2030	USD	7,042,000	538,776	224,928	313,848
Markit CDX.NA.HY.44 Index (Receive Quarterly)	3.19%	5.00%	6/20/2030	USD	2,225,000	168,964	150,911	18,053
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.51%	1.00%	6/20/2030	USD	3,166,000	70,459	66,103	4,356
						$2,035,425	$1,479,716	$555,709

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$30,027	$—	$30,027
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	50,572	—	50,572
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	62,365	—	62,365
Subtotal Appreciation					$142,964	$ —	$142,964
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	6/9/2028	KRW	4,360,403,000	$(5,034)	$—	$(5,034)
Subtotal Depreciation					$(5,034)	$ —	$(5,034)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2025					$137,930	$ —	$137,930
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$122,197	$—	$122,197	$—
Asset-Backed Securities	30,108,646	—	29,607,702	500,944
Common Stock	36,329	36,329	—	—
Corporate Bonds	103,853,484	—	103,853,484	—
Foreign Bonds:
Brazil	930,003	—	208,647	721,356
Other^^	253,619,807	—	253,619,807	—
Total Foreign Bonds	254,549,810	—	253,828,454	721,356
Loan Agreements	2,083,475	—	2,083,475	—
Money Market Funds	63,007,649	63,007,649	—	—
Mortgage-Backed Securities	48,561,866	—	48,561,866	—
U.S. Treasury Obligations	127,235,653	—	127,235,653	—
Total Assets - Investments in Securities	$629,559,109	$63,043,978	$565,292,831	$1,222,300
Other Financial Instruments***
Forward Foreign Currency Contracts	$23,469,663	$—	$23,469,663	$—
Futures Contracts	928,733	928,733	—	—
Swap Agreements	698,673	—	698,673	—
Total Assets - Other Financial Instruments	$25,097,069	$928,733	$24,168,336	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(29,553,154)	$—	$(29,553,154)	$—
Futures Contracts	(584,925)	(584,925)	—	—
Swap Agreements	(5,034)	—	(5,034)	—
Total Liabilities - Other Financial Instruments	$(30,143,113)	$(584,925)	$(29,558,188)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended June 30, 2025.

See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$472,610
1.65%, 04/15/28	500,000	474,920
Total Agency Obligations (Cost $937,177)		947,530
ASSET-BACKED SECURITIES — 9.9%
ACM Auto Trust, Series 2023-2A, Class B
9.85%, 06/20/30 144A	418,752	426,240
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	442,373
Lendbuzz Securitization Trust, Series 2022-1A, Class A
4.22%, 05/17/27 144A	356,984	356,109
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	636,849	650,644
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	460,644
Lendbuzz Securitization Trust, Series 2024-2A, Class A2
5.99%, 05/15/29 144A	252,061	254,251
Lendbuzz Securitization Trust, Series 2024-2A, Class B
6.52%, 07/16/29 144A	730,000	751,232
Lendbuzz Securitization Trust, Series 2025-2A, Class A2
5.18%, 05/15/30 144A †††	570,000	571,598
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	711,407	680,292
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	261,849	218,142
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	287,797	225,614
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	393,834	326,782
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	552,124	412,004
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	653,681	489,891
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,668,405	913,740
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	91,843
	Par	Value
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	$235,000	$237,072
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	503,178
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	751,936
Tricolor Auto Securitization Trust, Series 2024-3A, Class A
5.22%, 06/15/28 144A	137,923	138,139
Total Asset-Backed Securities (Cost $9,646,296)		8,901,724
CORPORATE BONDS — 17.4%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,374,008
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,284,010
5.25%, 03/01/35	810,000	821,197
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,316,320
Avangrid, Inc.
3.80%, 06/01/29	450,000	439,803
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	843,216
Bridge Housing Corporation
3.25%, 07/15/30	300,000	275,579
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	280,229
Elevance Health, Inc.
5.15%, 06/15/29	930,000	956,888
Eli Lilly & Co.
4.75%, 02/12/30	510,000	523,039
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	390,114
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400,000	405,134
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	784,350
HCA, Inc.
5.00%, 03/01/28	685,000	695,380
5.45%, 09/15/34	538,000	542,889
IQVIA, Inc.
6.25%, 02/01/29	750,000	784,381
Low Income Investment Fund
3.39%, 07/01/26	600,000	588,699
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	209,678
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	493,278
2.44%, 01/15/32	980,000	851,742
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	$470,000	$443,133
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	462,498
Solventum Corporation
5.45%, 02/25/27	500,000	508,365
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	296,328
Total Corporate Bonds (Cost $15,363,522)		15,570,258
FOREIGN BONDS — 1.4%
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	635,730
Royalty Pharma PLC
5.15%, 09/02/29	580,000	592,340
Total Foreign Bonds (Cost $1,206,451)		1,228,070
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	272,513	7,213
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	473,174	4,697
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	390,614	2,845
MCJT Pharmaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	347,232	9,191
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	218,249	3,033
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	328,955	7,759
Total Loan Agreements (Cost $45,852)		34,738
MORTGAGE-BACKED SECURITIES — 37.5%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.40%, 01/17/39 144A †	685,000	683,008
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	283,945	226,125
2.00%, 03/01/51	698,139	555,903
3.00%, 02/01/52	575,507	499,857
3.50%, 03/01/52	1,392,514	1,256,739
4.00%, 06/01/52	430,127	401,036
4.50%, 07/01/52	263,536	252,701
5.50%, 08/01/53	2,665,952	2,681,686
6.00%, 08/01/53	1,083,418	1,113,522
	Par	Value
6.00%, 09/01/53	$500,738	$513,244
Federal National Mortgage Association
3.15%, 11/01/27	239,289	234,457
1.53%, 04/01/28	1,000,000	935,072
2.52%, 07/01/28	831,939	797,219
5.16%, 10/01/28	500,000	514,509
4.97%, 11/01/28	750,000	767,448
4.50%, 02/01/29	1,100,000	1,116,934
4.78%, 06/01/29	650,000	664,740
2.45%, 10/01/29	312,952	293,642
4.36%, 10/01/29	700,000	706,845
4.66%, 04/01/30	875,000	888,955
1.59%, 03/01/31	500,000	432,679
1.61%, 03/01/31	454,298	398,148
1.62%, 03/01/31	500,000	427,694
2.03%, 04/01/31	250,000	221,969
2.59%, 03/01/32	518,145	469,635
1.65%, 03/01/33	487,755	405,661
2.01%, 03/01/33	99,560	84,786
2.00%, 03/01/51	1,771,862	1,410,916
3.00%, 02/01/52	1,870,541	1,625,594
3.50%, 04/01/52	635,274	573,400
4.00%, 06/01/52	1,252,075	1,167,247
4.50%, 07/01/52	340,416	326,456
5.00%, 09/01/52	420,666	414,485
5.50%, 10/01/52	464,454	466,374
6.00%, 11/01/52	214,678	219,398
6.50%, 11/01/52	156,994	163,620
6.50%, 12/01/52	173,174	179,862
6.00%, 08/01/53	1,396,646	1,426,351
6.50%, 09/01/53	552,072	575,478
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	288,217	280,547
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 8.57%, 06/25/30†	23,127	24,351
(Floating, Prime Rate U.S. + 0.95%), 8.45%, 12/25/30†	59,027	63,101
(Floating, Prime Rate U.S. + 2.33%), 9.83%, 01/25/31†	70,177	74,699
(Floating, Prime Rate U.S. + 1.02%), 8.52%, 02/25/31†	73,467	76,165
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 07/25/31†	174,911	184,050
(Floating, Prime Rate U.S. + 0.73%), 8.23%, 08/25/31†	81,129	87,404
(Floating, Prime Rate U.S. + 0.64%), 8.14%, 07/25/32†	51,256	54,099
(Floating, Prime Rate U.S. - 2.60%), 4.90%, 03/25/34†	35,077	35,166
(Floating, Prime Rate U.S. + 0.58%), 8.08%, 05/25/34†	119,451	128,133
(Floating, Prime Rate U.S. + 1.63%), 9.13%, 05/25/34†	163,928	179,317

See Notes to Financial Statements.

	Par	Value
(Floating, Prime Rate U.S. + 3.38%), 10.88%, 06/25/34†	$85,541	$96,770
(Floating, Prime Rate U.S. + 3.63%), 11.13%, 08/25/34†	112,334	131,240
10.88%, 10/25/34	191,164	222,756
(Floating, Prime Rate U.S. + 3.61%), 11.11%, 10/25/34†	151,924	176,729
(Floating, Prime Rate U.S. + 1.61%), 9.11%, 02/25/35†	258,372	291,693
(Floating, Prime Rate U.S. + 1.86%), 9.36%, 02/25/35†	246,431	280,535
(Floating, Prime Rate U.S. - 0.32%), 7.18%, 12/25/45†	116,390	122,017
(Floating, Prime Rate U.S. + 0.55%), 8.05%, 12/25/45†	88,663	95,856
(Floating, Prime Rate U.S. + 0.11%), 7.61%, 01/25/46†	84,391	89,587
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 04/25/46†	118,629	126,125
(Floating, Prime Rate U.S. + 0.38%), 7.88%, 08/25/46†	327,441	355,835
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D
(Floating, CME Term SOFR 1M + 2.64%, 2.59% Floor), 6.95%, 02/15/42 144A †	450,000	446,616
Uniform Mortgage Backed Securities
2.00%, 07/01/52 TBA	1,500,000	1,187,785
2.50%, 07/01/52 TBA	3,250,000	2,695,170
Total Mortgage-Backed Securities (Cost $33,856,777)		33,599,141
MUNICIPAL BONDS — 7.3%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	537,843
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	138,400
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	550,306
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	226,653
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	589,907
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	190,095
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	127,688
2.05%, 03/01/30	420,000	374,722
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	236,962
2.68%, 11/01/34	275,000	233,490
	Par	Value
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	$200,000	$186,599
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	618,271
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	451,352
New York City Housing Development Corporation, Revenue Bond, Series B
0.92%, 11/01/25	200,000	197,736
1.02%, 05/01/26	250,000	243,338
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	468,218
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	270,475
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	380,575
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	320,748
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	160,134
Total Municipal Bonds (Cost $6,452,577)		6,503,512
PRIVATE INVESTMENTS — 1.9%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	982,543
FBC ROGERS 6.00% 5/15/25 6.00%, 05/15/25†††	686,000	721,558
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,686,000)		1,704,101
U.S. TREASURY OBLIGATIONS — 24.4%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	1,230,000	1,262,432
4.50%, 05/15/38	1,500,000	1,518,164
4.25%, 11/15/40	1,300,000	1,246,578
3.63%, 08/15/43	2,875,000	2,474,297
4.13%, 08/15/44	1,650,000	1,512,135
3.00%, 08/15/52	2,125,000	1,534,565
4.00%, 11/15/52	1,350,000	1,181,092
3.63%, 02/15/53	600,000	489,984
4.25%, 02/15/54	1,725,000	1,574,062
4.63%, 02/15/55	1,925,000	1,874,469
		14,667,778
U.S. Treasury Notes
3.88%, 04/30/30Δ	1,350,000	1,355,590
4.00%, 05/31/30	1,400,000	1,413,781
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.63%, 02/15/35	$2,175,000	$2,244,668
4.25%, 05/15/35	2,200,000	2,203,610
		7,217,649
Total U.S. Treasury Obligations (Cost $22,274,113)		21,885,427

	Shares
MONEY MARKET FUNDS — 4.1%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞ (Cost $3,722,178)	3,722,178	3,722,178
TOTAL INVESTMENTS — 105.0% (Cost $95,190,943)		94,096,679
Liabilities in Excess of Other Assets — (5.0)%		(4,508,690)
NET ASSETS — 100.0%		$89,587,989
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2025	2	$224,250	$3,687
U.S. Treasury Long Bond	09/2025	2	230,937	8,452
Ultra 10-Year U.S. Treasury Note	09/2025	1	114,266	2,344
Ultra Long U.S. Treasury Bond	09/2025	1	119,125	5,888
2-Year U.S. Treasury Note	09/2025	3	624,070	2,729
5-Year U.S. Treasury Note	09/2025	4	436,000	5,140
Total Futures Contracts outstanding at June 30, 2025			$1,748,648	$28,240
Swap Agreements outstanding at June 30, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.44 Index (Receive Quarterly)	0.51%	1.00%	6/20/2030	USD	680,000	$15,205	$12,557	$2,648
						$15,205	$12,557	$2,648

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$947,530	$—	$947,530	$—
Asset-Backed Securities	8,901,724	—	8,330,126	571,598
Corporate Bonds	15,570,258	—	15,570,258	—
Foreign Bonds	1,228,070	—	1,228,070	—
Loan Agreements	34,738	—	—	34,738
Money Market Funds	3,722,178	3,722,178	—	—
Mortgage-Backed Securities	33,599,141	—	33,599,141	—
Municipal Bonds	6,503,512	—	6,503,512	—
Private Investments	1,704,101	—	982,543	721,558
U.S. Treasury Obligations	21,885,427	—	21,885,427	—
Total Assets - Investments in Securities	$94,096,679	$3,722,178	$89,046,607	$1,327,894
Other Financial Instruments***
Futures Contracts	$28,240	$28,240	$—	$—
Swap Agreements	2,648	—	2,648	—
Total Assets - Other Financial Instruments	$30,888	$28,240	$2,648	$ —

***
Other financial instruments are derivative instruments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation
(depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and
"Swap Agreements outstanding" disclosures.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,319,565,956	$823,492,830
Investments in repurchase agreements, at value	850,000,000	17,700,000
Investments in securities of affiliated issuers, at value	—	41,676,098
Total investments, at value(1), (2)	2,169,565,956	882,868,928
Cash	332,822	1,025,334
Cash collateral for derivatives	—	4,494,396
Deposits with broker for futures contracts	—	2,704,955
Foreign currency(3)	—	662,884
Upfront premiums paid from swap agreements	—	120,484
Receivables:
Dividends	—	129,591
Reclaims	—	—
Interest	4,050,479	5,865,862
Securities lending	—	4,570
From advisor	—	—
Investment securities sold	—	62,685,321
Fund shares sold	—	365,029
Variation margin on futures contracts	—	—
Unrealized appreciation on foreign currency exchange contracts	—	130,367
Unrealized appreciation on swap agreements	—	—
Prepaid expenses and other assets	81,948	43,302
Total Assets	2,174,031,205	961,101,023
Liabilities
Cash Overdraft	—	—
TBA sale commitments, at value(4)	—	—
Options written, at value	—	973
Upfront premiums received from swap agreements	—	384,645
Unrealized depreciation on foreign currency exchange contracts	—	440,862
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan, at value	—	9,147,944
Collateral from counterparty	—	1,151,380
Payables:
Investment securities purchased	42,764,723	103,124,063
Fund shares redeemed	—	349,705
Variation margin on centrally cleared swaps	—	108,796
Variation margin on futures contracts	—	26,404
Distributions	7,115,798	—
Accrued expenses:
Investment advisory fees	195,638	200,571
Shareholder servicing fees	121,773	34,225
Director fees	3,124	801
Other expenses	243,531	211,498
Total Liabilities	50,444,587	115,181,867
Commitments and contingencies	—	—
Net Assets	$2,123,586,618	$845,919,156
Net Assets Consist of:
Paid-in-capital	$2,123,565,949	$891,474,172
Distributable earnings (loss)	20,669	(45,555,016)
Net Assets	$2,123,586,618	$845,919,156
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,529,556,254	$679,256,898
Institutional shares outstanding	1,529,509,713	52,405,545
Net asset value, offering and redemption price per Institutional share	$1.00	$12.96
Net assets applicable to the Investor Class	$594,030,364	$166,662,258
Investor shares outstanding	593,966,312	12,859,137
Net asset value, offering and redemption price per Investor share	$1.00	$12.96

(1)Investments in securities of unaffiliated issuers, at cost*	$1,319,565,956	$821,006,656
Investments in repurchase agreements, at cost	850,000,000	17,700,000
Investments in securities of affiliated issuers, at cost	—	41,676,098
Total investments, at cost	$2,169,565,956	$880,382,754
(2)Includes securities loaned of:	$—	$53,233,428
(3)Foreign currency, at cost	$—	$651,648
(4)TBA sale commitments, at cost	$—	$—
(5)Premiums received on options written	$—	$(16,196)
(6)The uncalled capital commitment at June 30, 2025 was $514,000. See Note 10 in the Notes to the Financial Statements.
(7)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$3,620,647,550	$575,764,472	$90,374,501
439,900,000	—	—
133,514,246	53,794,637	3,722,178
4,194,061,796	629,559,109	94,096,679
—	—	—
18,813,354	5,363,492	44,648
1,723,684	1,866,275	36,000
1,922,670	7,057,520	—
7,024,260	1,610,874	12,557

560,664	158,818	12,220
10,475	10,458	—
24,086,681	6,649,917	678,638
12,532	2,215	363
—	—	19,431
484,601,976	14,454,289	686,000
3,090,321	1,239,356	—
1,086,613	6,437	5,149
1,236,944	23,469,663	—
2,414	—	—
58,678	49,001	16,885
4,738,293,062	691,497,424	95,608,570

3,411,060	321,576	590,031
37,996,320	—	—
3,912,075	—	—
7,254,335	131,158	—
5,797,516	29,553,154	—
11,295	—	—
57,827,213	9,213,012	—
13,598,117	3,440,612	14,892

1,385,435,448	15,573,846	5,291,681
76,189	16,553	343
385,533	(625)	—
—	—	—
—	—	—

900,128	260,207	27,268
113,105	17,542	3,615
1,725	750	73
611,938	228,291	92,678
1,517,331,997	58,756,076	6,020,581
—	—	— (6), (7)
$3,220,961,065	$632,741,348	$89,587,989

$3,569,920,206	$702,287,457	$92,034,954
(348,959,141)	(69,546,109)	(2,446,965)
$3,220,961,065	$632,741,348	$89,587,989

$2,662,178,833	$545,720,114	$71,719,953
208,927,649	61,769,903	7,434,146
$12.74	$8.83	$9.65
$558,782,232	$87,021,234	$17,868,036
43,868,694	9,913,228	1,853,403
$12.74	$8.78	$9.64

$3,648,445,319	$581,611,210	$91,468,765
439,900,000	—	—
133,514,246	53,794,637	3,722,178
$4,221,859,565	$635,405,847	$95,190,943
$310,396,353	$24,932,467	$2,618,022
$1,891,035	$6,937,739	$—
$37,468,344	$—	$—
$931,042	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$—
Income distributions received from affiliated funds	—	954,047
Interest	44,969,189	19,476,465
Securities lending, net	—	42,740
Less foreign taxes withheld	—	44,492
Total Investment Income	44,969,189	20,517,744
Expenses
Investment advisory fees	1,127,815	1,279,372
Transfer agent fees:
Institutional shares	5,164	5,421
Investor shares	29,924	19,242
Custodian fees	9,378	55,662
Shareholder servicing fees:
Investor shares	731,858	213,001
Accounting and administration fees	155,978	86,389
Professional fees	59,137	83,226
Blue sky fees:
Institutional shares	8,945	10,668
Investor shares	17,038	8,983
Shareholder reporting fees:
Institutional shares	1,550	1,527
Investor shares	24,001	6,096
Directors expenses	24,915	10,752
Line of credit facility fees	4,030	1,761
Index license fees	2,151	2,057
Dividends on securities sold short	—	5,042
Other expenses	47,343	28,083
Total Expenses	2,249,227	1,817,282
Expenses waived/reimbursed(1)	—	—
Net Expenses	2,249,227	1,817,282
Net Investment Income	42,719,962	18,700,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	6,513	1,180,157
TBA sale commitments	—	—
Futures transactions	—	4,003,978
Swap agreements	—	(2,815,956)
Option contracts written	—	(64,168)
Option contracts purchased	—	(29,828)
Forward foreign currency contracts	—	689,958
Foreign currency	—	(538,610)
Net realized gain (loss)	6,513	2,425,531
Net change in unrealized appreciation (depreciation) on:
Investment securities	—	7,282,590
TBA sale commitments	—	—
Futures	—	306,982
Swap agreements	—	(1,170,153)
Option contracts written	—	15,223
Option contracts purchased	—	(69,675)
Forward foreign currency contracts	—	(2,167,354)
Foreign currency	—	85,287
Net change in unrealized appreciation (depreciation)	—	4,282,900
Net Realized and Unrealized Gain	6,513	6,708,431
Net Increase in Net Assets Resulting from Operations	$42,726,475	$25,408,893

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$39,047	$19,574	$—
2,727,731	622,771	78,684
72,028,265	14,062,068	2,159,028
118,380	60,360	1,187
(9,068)	18,003	—
74,904,355	14,782,776	2,238,899

5,143,912	1,612,497	162,454

5,624	5,269	4,549
25,921	19,926	14,966
283,777	111,061	12,446

649,500	108,544	22,727
228,147	68,630	30,365
82,674	82,524	68,476

11,581	9,029	7,606
11,506	8,193	7,701

2,863	1,946	234
11,658	5,363	731
32,642	7,545	984
3,652	1,048	110
2,193	5,197	696
—	6,803	—
48,321	26,730	16,223
6,543,971	2,080,305	350,268
—	—	(109,820)
6,543,971	2,080,305	240,448
68,360,384	12,702,471	1,998,451

(6,474,453)	(6,907,153)	(388,164)
536,143	—	—
(3,411,957)	245,014	(11,272)
(2,065,372)	(320,274)	(136)
427,240	—	—
406,191	(42,431)	—
(1,986,574)	3,953,203	—
389,262	(3,877,921)	—
(12,179,520)	(6,949,562)	(399,572)

70,292,054	35,760,865	1,147,502
(1,128,458)	—	—
8,805,293	1,256,522	55,372
(1,211,394)	686,069	2,668
(3,234,176)	—	—
40,431	—	—
(7,588,281)	(10,561,588)	—
638,539	648,129	—
66,614,008	27,789,997	1,205,542
54,434,488	20,840,435	805,970
$122,794,872	$33,542,906	$2,804,421
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24
	(Unaudited)
Operations:
Net investment income	$42,719,962	$81,760,429
Net realized gain (loss) on investment securities, foreign currency and derivatives	6,513	68,910
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—
Net increase in net assets resulting from operations	42,726,475	81,829,339
Distributions to Shareholders:
Distributions paid
Institutional shares	(31,091,298)	(53,466,277)
Investor shares	(11,628,664)	(28,351,902)
Total distributions	(42,719,962)	(81,818,179)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	4,317,710,599	7,562,465,366
Investor shares	106,343,120	187,920,064
Reinvestment of dividends and distributions
Institutional shares	—	21,124,590
Investor shares	—	28,178,827
Total proceeds from shares sold and reinvested	4,424,053,719	7,799,688,847
Value of shares redeemed
Institutional shares	(4,129,939,826)	(7,218,884,917)
Investor shares	(103,253,094)	(207,374,898)
Total value of shares redeemed	(4,233,192,920)	(7,426,259,815)
Net increase (decrease) from capital share transactions(1)	190,860,799	373,429,032
Total increase (decrease) in net assets	190,867,312	373,440,192
Net Assets:
Beginning of Period	1,932,719,306	1,559,279,114
End of Period	$2,123,586,618	$1,932,719,306

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/25	12/31/24	06/30/25	12/31/24
(Unaudited)		(Unaudited)

$18,700,462	$38,648,315	$68,360,384	$122,161,628
2,425,531	(3,496,659)	(12,179,520)	(65,653,664)
4,282,900	6,219,334	66,614,008	(9,800,568)
25,408,893	41,370,990	122,794,872	46,707,396

(15,200,995)	(29,902,480)	(56,371,639)	(104,962,695)
(3,475,101)	(8,349,169)	(11,204,611)	(18,042,000)
(18,676,096)	(38,251,649)	(67,576,250)	(123,004,695)

82,968,163	160,559,796	365,754,013	614,350,825
15,547,954	44,515,598	155,864,971	98,309,520

15,150,465	29,882,122	55,826,982	103,923,776
3,467,815	8,332,571	10,955,442	17,517,659
117,134,397	243,290,087	588,401,408	834,101,780

(148,883,932)	(138,387,160)	(162,890,968)	(367,201,911)
(67,676,244)	(37,281,618)	(47,250,920)	(64,404,755)
(216,560,176)	(175,668,778)	(210,141,888)	(431,606,666)
(99,425,779)	67,621,309	378,259,520	402,495,114
(92,692,982)	70,740,650	433,478,142	326,197,815

938,612,138	867,871,488	2,787,482,923	2,461,285,108
$845,919,156	$938,612,138	$3,220,961,065	$2,787,482,923
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Bond Fund		Impact Bond Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24	06/30/25	12/31/24
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$12,702,471	$24,173,852	$1,998,451	$3,861,719
Net realized loss on investment securities, foreign currency and derivatives	(6,949,562)	(13,086,018)	(399,572)	(401,809)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	27,789,997	(8,347,320)	1,205,542	(2,358,349)
Net increase in net assets resulting from operations	33,542,906	2,740,514	2,804,421	1,101,561
Distributions to Shareholders:
Distributions paid
Institutional shares	(9,926,807)	(15,492,298)	(1,499,007)	(3,121,336)
Investor shares	(1,610,977)	(3,019,318)	(372,416)	(778,043)
Total distributions	(11,537,784)	(18,511,616)	(1,871,423)	(3,899,379)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	53,824,822	157,138,795	5,829,593	11,575,318
Investor shares	9,720,163	25,606,590	3,927,833	2,952,388
Reinvestment of dividends and distributions
Institutional shares	9,905,970	15,464,612	1,498,718	3,120,578
Investor shares	1,575,687	2,962,815	372,451	778,043
Total proceeds from shares sold and reinvested	75,026,642	201,172,812	11,628,595	18,426,327
Value of shares redeemed
Institutional shares	(68,486,826)	(94,533,117)	(4,652,602)	(9,003,454)
Investor shares	(35,552,701)	(28,165,263)	(4,501,437)	(2,351,350)
Total value of shares redeemed	(104,039,527)	(122,698,380)	(9,154,039)	(11,354,804)
Net increase (decrease) from capital share transactions(1)	(29,012,885)	78,474,432	2,474,556	7,071,523
Total increase (decrease) in net assets	(7,007,763)	62,703,330	3,407,554	4,273,705
Net Assets:
Beginning of Period	639,749,111	577,045,781	86,180,435	81,906,730
End of Period	$632,741,348	$639,749,111	$89,587,989	$86,180,435

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2025(1)	$1.00	$0.02	$—†	$0.02	$(0.02)	$—†	$(0.02)	$1.00	2.12%	$1,529,556	0.14%	0.14%	4.24%	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.19	1,341,781	0.15	0.15	5.04	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.43	1,168,144	0.14	0.15	0.39	N/A
Investor Class
2025(1)	$1.00	$0.02	$—†	$0.02	$(0.02)	$—†	$(0.02)	$1.00	1.99%	$594,031	0.41%	0.41%	3.97%	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.90	590,938	0.42	0.42	4.79	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.28	475,081	0.29	0.42	0.25	N/A

Low-Duration Bond Fund
Institutional Class
2025(1)	$12.86	$0.28	$0.10	$0.38	$(0.28)	$—	$(0.28)	$12.96	2.98%	$679,257	0.36%	0.36%	4.36%	109%
2024	12.81	0.56	0.04	0.60	(0.55)	—	(0.55)	12.86	4.81	724,586	0.36 (2)	0.36 (2)	4.38	157
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34 (2)	0.34 (2)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
2020	13.40	0.19	0.26	0.45	(0.23)	—	(0.23)	13.62	3.42	822,079	0.35	0.35	1.44	220
Investor Class
2025(1)	$12.86	$0.26	$0.10	$0.36	$(0.26)	$—	$(0.26)	$12.96	2.85%	$166,662	0.65%	0.65%	4.07%	109%
2024	12.81	0.53	0.04	0.57	(0.52)	—	(0.52)	12.86	4.54	214,026	0.64 (2)	0.64 (2)	4.10	157
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61 (2)	0.61 (2)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304
2020	13.40	0.16	0.26	0.42	(0.20)	—	(0.20)	13.62	3.16	240,682	0.62	0.62	1.17	220

Medium-Duration Bond Fund
Institutional Class
2025(1)	$12.52	$0.29	$0.22	$0.51	$(0.29)	$—	$(0.29)	$12.74	4.11%	$2,662,179	0.39%	0.39%	4.55%	182%
2024	12.87	0.57	(0.34)	0.23	(0.58)	—	(0.58)	12.52	1.86	2,357,810	0.38	0.38	4.60	487
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
2020	15.05	0.33	1.03	1.36	(0.37)	(0.39)	(0.76)	15.65	9.13	1,694,858	0.38	0.38	2.12	444
Investor Class
2025(1)	$12.52	$0.27	$0.22	$0.49	$(0.27)	$—	$(0.27)	$12.74	3.99%	$558,782	0.66%	0.66%	4.29%	182%
2024	12.87	0.54	(0.34)	0.20	(0.55)	—	(0.55)	12.52	1.61	429,673	0.65	0.65	4.33	487
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347
2020	15.06	0.29	1.02	1.31	(0.32)	(0.39)	(0.71)	15.66	8.84	421,106	0.65	0.65	1.84	444

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for 2023 and 2024.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2025(1)	$8.52	$0.18	$0.29	$0.47	$(0.16)	$—	$—	$(0.16)	$8.83	5.61%	$545,720	0.63%	0.63%	4.20%	35%
2024	8.73	0.36	(0.30)	0.06	(0.27)	—	—	(0.27)	8.52	0.65	531,438	0.58	0.58	4.13	57
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
2020	10.01	0.29	0.23	0.52	(0.07)	(0.08)	—	(0.15)	10.38	5.28	460,852	0.56	0.56	2.91	95
Investor Class
2025(1)	$8.47	$0.17	$0.29	$0.46	$(0.15)	$—	$—	$(0.15)	$8.78	5.49%	$87,021	0.95%	0.95%	3.88%	35%
2024	8.68	0.33	(0.30)	0.03	(0.24)	—	—	(0.24)	8.47	0.40	108,311	0.89	0.89	3.83	57
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57
2020	10.00	0.26	0.22	0.48	(0.06)	(0.08)	—	(0.14)	10.34	4.93	117,947	0.85	0.85	2.64	95

Impact Bond Fund
Institutional Class
2025(1)	$9.55	$0.22	$0.09	$0.31	$(0.21)	$—	$—	$(0.21)	$9.65	3.25%	$71,720	0.49%	0.71%	4.66%	59%
2024	9.86	0.45	(0.31)	0.14	(0.45)	—	—	(0.45)	9.55	1.45	68,269	0.50	0.69	4.60	138
2023(2)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2025(1)	$9.54	$0.21	$0.09	$0.30	$(0.20)	$—	$—	$(0.20)	$9.64	3.13%	$17,868	0.78%	1.18%	4.37%	59%
2024	9.86	0.42	(0.32)	0.10	(0.42)	—	—	(0.42)	9.54	1.08	17,911	0.79	1.14	4.31	138
2023(2)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 19.6%
Communication Services — 0.6%
Alphabet, Inc. Class A	51,194	$9,021,919
Consumer Discretionary — 2.2%
McDonald’s Corporation	49,568	14,482,282
TJX Cos., Inc. (The)	127,465	15,740,653
		30,222,935
Consumer Staples — 1.9%
Coca-Cola Co. (The)	199,757	14,132,808
Procter & Gamble Co. (The)	78,597	12,522,074
		26,654,882
Financials — 4.8%
American Express Co.	41,183	13,136,553
Marsh & McLennan Cos., Inc.	65,128	14,239,586
Mastercard, Inc. Class A	25,627	14,400,837
S&P Global, Inc.	25,804	13,606,191
Visa, Inc. Class A	32,461	11,525,278
		66,908,445
Health Care — 2.8%
Danaher Corporation	62,713	12,388,326
Eli Lilly and Co.	12,766	9,951,480
Stryker Corporation	29,409	11,635,083
Zoetis, Inc.	29,537	4,606,295
		38,581,184
Industrials — 2.0%
Honeywell International, Inc.	54,774	12,755,769
Northrop Grumman Corporation	22,747	11,373,045
Union Pacific Corporation	18,979	4,366,688
		28,495,502
Information Technology — 5.3%
Apple, Inc.	50,577	10,376,883
Broadcom, Inc.	60,237	16,604,329
Intuit, Inc.	20,868	16,436,263
Microsoft Corporation	31,521	15,678,861
Texas Instruments, Inc.	72,658	15,085,254
		74,181,590
Total Common Stocks (Cost $244,863,730)		274,066,457
FOREIGN COMMON STOCKS — 2.8%
Ireland — 1.9%
Accenture PLC Class A	37,560	11,226,308
Linde PLC	32,160	15,088,829
		26,315,137
Switzerland — 0.9%
Chubb, Ltd.	42,425	12,291,371
Total Foreign Common Stocks (Cost $37,867,040)		38,606,508

Par
CORPORATE BONDS — 9.9%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	$625,000	751,812
	Par	Value
Affirm Holdings, Inc.
0.75%, 12/15/29 144A CONV	$947,000	$1,003,346
Akamai Technologies, Inc.
0.38%, 09/01/27 CONV	1,205,000	1,171,561
1.13%, 02/15/29 CONV	795,000	756,442
0.25%, 05/15/33 144A CONV	1,492,000	1,547,950
Alarm.com Holdings, Inc.
2.25%, 06/01/29 CONV	534,000	519,344
Alkami Technology, Inc.
1.50%, 03/15/30 144A CONV	343,000	404,569
Alliant Energy Corporation
3.88%, 03/15/26 CONV	604,000	621,818
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONV	1,106,000	1,439,459
Alphatec Holdings, Inc.
0.75%, 03/15/30 144A CONV	415,000	421,362
American Water Capital Corporation
3.63%, 06/15/26 CONV	1,104,000	1,113,826
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,223,000	1,219,331
BlackLine, Inc.
1.00%, 06/01/29 CONV	1,473,000	1,571,814
Bloom Energy Corporation
3.00%, 06/01/29 CONV	600,000	847,632
Box, Inc.
1.50%, 09/15/29 144A CONV	643,000	663,898
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	612,000	764,158
1.75%, 03/01/31 144A CONV	576,000	673,056
CenterPoint Energy, Inc.
4.25%, 08/15/26 CONV	640,000	694,080
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A CONV	699,000	759,289
Citigroup Global Markets Holdings, Inc.
0.13%, 04/18/28 144A†††	1,671,000	1,963,329
Cloudflare, Inc.
0.00%, 08/15/26 CONV»	1,371,000	1,624,429
0.00%, 06/15/30 144A CONV»	938,000	1,014,447
CMS Energy Corporation
3.38%, 05/01/28 CONV	870,000	926,985
Coinbase Global, Inc.
0.50%, 06/01/26 CONV	1,310,000	1,515,670
0.25%, 04/01/30 CONV	1,331,000	1,744,275
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COPT Defense Properties LP REIT
5.25%, 09/15/28 144A CONV	$312,000	$352,903
Core Scientific, Inc.
3.00%, 09/01/29 144A CONV	797,000	1,375,622
0.00%, 06/15/31 144A CONV»	392,000	427,770
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	618,000	699,267
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	423,000	451,130
Datadog, Inc.
0.00%, 12/01/29 144A CONVΔ»	1,597,000	1,533,918
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	1,848,000	1,947,607
DoorDash, Inc.
0.00%, 05/15/30 144A CONV»	546,000	592,877
Dropbox, Inc.
0.00%, 03/01/28 CONVΔ»	1,403,000	1,428,254
Duke Energy Corporation
4.13%, 04/15/26 CONV	1,822,000	1,929,953
EchoStar Corporation
3.88%, 11/30/30 CONV1	1,937,396	2,286,127
Enovis Corporation
3.88%, 10/15/28 CONV	444,000	439,338
Etsy, Inc.
0.13%, 10/01/26 CONV	377,000	365,219
Evergy, Inc.
4.50%, 12/15/27 CONV	1,478,000	1,731,292
Exact Sciences Corporation
2.00%, 03/01/30 144A CONV	591,000	599,865
Fluor Corporation
1.13%, 08/15/29 CONV	851,000	1,117,576
Ford Motor Co.
0.00%, 03/15/26 CONV»	1,657,000	1,641,258
GameStop Corporation
0.00%, 04/01/30 144A CONV»	640,000	692,800
Global Payments, Inc.
1.50%, 03/01/31 CONVΔ	2,134,000	1,916,332
Granite Construction, Inc.
3.25%, 06/15/30 CONVΔ	404,000	553,278
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	503,000	535,720
Guardant Health, Inc.
1.25%, 02/15/31 CONV	859,000	1,003,454
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONVΔ	1,137,000	1,343,365
Haemonetics Corporation
2.50%, 06/01/29 CONVΔ	739,000	736,973
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	601,000	600,249
	Par	Value
1.00%, 08/15/28 CONV	$1,261,000	$1,438,801
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A CONV»	393,000	413,043
Integer Holdings Corporation
1.88%, 03/15/30 144A CONV	1,071,000	1,118,124
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 CONV	613,000	645,566
iRhythm Technologies, Inc.
1.50%, 09/01/29 CONV	684,000	879,282
Itron, Inc.
0.00%, 03/15/26 CONV»	484,000	547,041
1.38%, 07/15/30 CONV	826,000	986,244
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	1,171,000	1,186,516
3.13%, 09/15/30 144A CONVΔ	1,040,000	1,107,600
JBT Marel Corporation
0.25%, 05/15/26 CONV	418,000	416,788
JetBlue Airways Corporation
2.50%, 09/01/29 144A CONV	492,000	453,624
JPMorgan Chase & Co.
0.13%, 07/05/28	1,149,000	1,183,470
JPMorgan Chase Financial Co. LLC
0.50%, 06/15/27 CONV	698,000	806,888
LCI Industries
3.00%, 03/01/30 144A CONV	489,000	490,834
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	475,000	632,463
Life360, Inc.
0.00%, 06/01/30 144A CONVΔ»	304,000	322,430
LivaNova PLC
2.50%, 03/15/29 CONV	379,000	386,701
Live Nation Entertainment, Inc.
2.88%, 01/15/30 144A CONV	1,365,000	1,487,850
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	1,078,000	1,271,788
0.50%, 06/15/28 CONV	1,233,000	1,278,621
1.50%, 12/15/29 CONV	472,000	724,992
Lyft, Inc.
0.63%, 03/01/29 CONV	490,000	524,790
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 144A CONVΔ»	759,000	811,750
MARA Holdings, Inc.
0.00%, 03/01/30 144A CONV»	1,541,000	1,389,211
0.00%, 06/01/31 144A CONV»	1,341,000	1,153,930
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	782,000	979,277

See Notes to Financial Statements.

	Par	Value
Meritage Homes Corporation
1.75%, 05/15/28 CONV	$603,000	$586,855
MicroStrategy, Inc.
0.00%, 12/01/29 144A CONV»	1,569,000	1,488,196
0.00%, 03/01/30 144A CONV»	2,143,000	2,520,953
Middleby Corporation (The)
1.00%, 09/01/25 CONV	792,000	890,208
Mirion Technologies, Inc.
0.25%, 06/01/30 144A CONV	695,000	803,072
MKS, Inc.
1.25%, 06/01/30 CONVΔ	1,304,000	1,291,612
MP Materials Corporation
0.25%, 04/01/26 144A CONV	596,000	617,978
3.00%, 03/01/30 144A CONV	376,000	652,548
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	1,847,000	1,819,295
0.88%, 04/15/30 144A CONV	585,000	628,509
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 CONV	1,030,000	1,173,685
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	511,000	534,634
Nutanix, Inc.
0.25%, 10/01/27 CONV	272,000	384,064
0.50%, 12/15/29 144A CONV	849,000	964,205
ON Semiconductor Corporation
0.00%, 05/01/27 CONV»	831,000	986,937
0.50%, 03/01/29 CONV	844,000	783,190
Ormat Technologies, Inc.
2.50%, 07/15/27 CONV	452,000	495,392
OSI Systems, Inc.
2.25%, 08/01/29 144A CONV	472,000	641,448
Parsons Corporation
2.63%, 03/01/29 CONV	1,413,000	1,509,084
Post Holdings, Inc.
2.50%, 08/15/27 CONV	723,000	827,112
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	1,051,000	1,137,763
Progress Software Corporation
1.00%, 04/15/26 CONV	405,000	483,975
3.50%, 03/01/30 CONVΔ	463,000	537,775
Rapid7, Inc.
1.25%, 03/15/29 CONVΔ	424,000	376,300
Repligen Corporation
1.00%, 12/15/28 CONV	629,000	626,170
Rexford Industrial Realty LP REIT
4.13%, 03/15/29 144A CONV	907,000	888,406
Riot Platforms, Inc.
0.75%, 01/15/30 144A CONV	1,096,000	1,139,840
	Par	Value
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	$1,405,000	$1,432,222
3.63%, 10/15/30 CONV	1,589,000	1,429,504
Rubrik, Inc.
0.00%, 06/15/30 144A CONV»	739,000	775,488
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	407,000	449,939
Semtech Corporation
1.63%, 11/01/27 CONV	298,000	429,995
Shift4 Payments, Inc.
0.00%, 12/15/25 CONV»	620,000	785,850
0.50%, 08/01/27 CONV	788,000	847,100
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	687,000	715,511
Snowflake, Inc.
0.00%, 10/01/27 144A CONV»	784,000	1,193,248
0.00%, 10/01/29 144A CONV»	364,000	567,067
Southern Co. (The)
4.50%, 06/15/27 CONV	3,343,000	3,694,052
Spectrum Brands, Inc.
3.38%, 06/01/29 CONV	231,000	210,557
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV»	1,553,000	2,356,522
Super Micro Computer, Inc.
2.25%, 07/15/28 144A CONV	664,000	778,881
Synaptics, Inc.
0.75%, 12/01/31 144A CONV	320,000	303,176
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 CONV	301,000	290,537
Tempus AI, Inc.
0.75%, 07/15/30	1,019,000	1,019,000
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	564,000	636,615
Transocean, Inc.
4.63%, 09/30/29 CONV	841,000	892,721
Travere Therapeutics, Inc.
2.25%, 03/01/29 CONV	275,000	262,631
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	1,483,000	1,830,022
Uber Technologies, Inc.
0.00%, 12/15/25 CONVΔ»	1,041,000	1,248,679
0.00%, 05/15/28 144A CONV»	1,082,000	1,151,789
0.88%, 12/01/28 CONV	1,949,000	2,789,993
UGI Corporation
5.00%, 06/01/28 CONV	671,000	927,975
Uniti Group, Inc. REIT
7.50%, 12/01/27 144A CONV	322,000	355,971
Unity Software, Inc.
0.00%, 03/15/30 144A CONV»	826,000	846,237
Upstart Holdings, Inc.
1.00%, 11/15/30 144A CONV	476,000	486,115
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Varonis Systems, Inc.
1.00%, 09/15/29 144A CONV	$1,516,000	$1,542,151
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	878,000	1,051,844
Vertex, Inc.
0.75%, 05/01/29 CONV	1,144,000	1,373,392
Vishay Intertechnology, Inc.
2.25%, 09/15/30 CONV	603,000	542,700
Wayfair, Inc.
3.25%, 09/15/27 CONV	611,000	697,762
3.50%, 11/15/28 CONV	587,000	794,432
WEC Energy Group, Inc.
4.38%, 06/01/27 CONV	893,000	1,010,340
4.38%, 06/01/29 CONV	874,000	1,010,781
Welltower OP LLC REIT
3.13%, 07/15/29 144A CONVΔ	985,000	1,308,080
Workiva, Inc.
1.25%, 08/15/28 CONV	745,000	691,919
World Kinect Corporation
3.25%, 07/01/28 CONV	663,000	772,461
Total Corporate Bonds (Cost $129,693,130)		138,966,118
FOREIGN BONDS — 1.0%
Australia — 0.1%
IREN, Ltd.
3.50%, 12/15/29 144A CONV	1,069,000	1,387,562
3.25%, 06/15/30 144A CONV	481,000	526,454
		1,914,016
Cameroon — 0.0%
Golar LNG, Ltd.
2.75%, 12/15/30 144A CONV	250,000	256,653
Canada — 0.0%
Shopify, Inc.
0.13%, 11/01/25 CONV	443,000	449,424
China — 0.4%
H World Group, Ltd.
3.00%, 05/01/26 CONV	504,000	533,232
JD.com, Inc.
0.25%, 06/01/29 CONV	2,032,000	2,124,456
Li Auto, Inc.
0.25%, 05/01/28 CONV	647,000	769,687
Trip.com Group, Ltd.
1.50%, 07/01/27 CONV	506,000	553,151
0.75%, 06/15/29 CONV	1,538,000	1,714,101
		5,694,627
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	648,000	812,576
	Par	Value
France — 0.1%
BNP Paribas SA
0.13%, 06/17/27†††	$897,000	$1,097,300
Israel — 0.1%
CyberArk Software, Ltd.
0.00%, 06/15/30 144A CONV»	752,000	774,560
United Kingdom — 0.2%
Barclays Bank PLC
1.00%, 02/16/29 CONV†††	2,970,000	3,238,339
Total Foreign Bonds (Cost $13,549,604)		14,237,495

	Shares
MONEY MARKET FUNDS — 6.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	7,496,371	7,496,371
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	83,690,034	83,690,034
Total Money Market Funds (Cost $91,186,405)		91,186,405

	Par
U.S. TREASURY OBLIGATIONS — 54.9%
U.S. Treasury Bills
4.56%, 07/10/25Ω	$70,000,000	69,926,733
4.16%, 09/02/25Ω‡‡Δ	95,000,000	94,291,983
		164,218,716
U.S. Treasury Notes
3.50%, 09/15/25‡‡Δ	123,300,000	123,171,513
4.00%, 12/15/25Δ	127,000,000	126,918,737
4.63%, 03/15/26Δ	110,900,000	111,298,651
4.13%, 06/15/26Δ	85,300,000	85,412,897
1.13%, 02/28/27	81,000,000	77,541,680
0.75%, 01/31/28	84,000,000	77,946,094
		602,289,572
Total U.S. Treasury Obligations (Cost $774,582,245)		766,508,288

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 5.7%
Call Options — 5.7%
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	225	$139,611,375	39,130,281

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	270	$167,533,650	$40,004,994
Total Purchased Options (Premiums paid $71,670,212)			79,135,275
TOTAL INVESTMENTS — 100.4% (Cost $1,363,412,366)			1,402,706,546

WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500®, Strike Price $5,975.00, Expires 07/18/25 (MSCS)	(179)	(111,068,605)	(306,985)
S&P 500®, Strike Price $5,975.00, Expires 07/25/25 (MSCS)	(4)	(2,481,980)	(11,180)
S&P 500®, Strike Price $5,985.00, Expires 07/18/25 (MSCS)	(1)	(620,495)	(1,815)
S&P 500®, Strike Price $5,995.00, Expires 07/18/25 (MSCS)	(4)	(2,481,980)	(7,680)
S&P 500®, Strike Price $6,000.00, Expires 07/03/25 (MSCS)	(38)	(23,578,810)	(2,850)
S&P 500®, Strike Price $6,000.00, Expires 07/11/25 (MSCS)	(55)	(34,127,225)	(50,600)
S&P 500®, Strike Price $6,000.00, Expires 07/18/25 (MSCS)	(7)	(4,343,465)	(13,860)
S&P 500®, Strike Price $6,000.00, Expires 07/25/25 (MSCS)	(9)	(5,584,455)	(28,170)
S&P 500®, Strike Price $6,020.00, Expires 07/11/25 (MSCS)	(35)	(21,717,325)	(38,150)
S&P 500®, Strike Price $6,030.00, Expires 07/11/25 (MSCS)	(51)	(31,645,245)	(59,925)
S&P 500®, Strike Price $6,030.00, Expires 07/18/25 (MSCS)	(9)	(5,584,455)	(21,195)
S&P 500®, Strike Price $6,040.00, Expires 07/11/25 (MSCS)	(57)	(35,368,215)	(72,960)
S&P 500®, Strike Price $6,060.00, Expires 07/03/25 (MSCS)	(3)	(1,861,485)	(682)
S&P 500®, Strike Price $6,090.00, Expires 07/25/25 (MSCS)	(143)	(88,730,785)	(676,390)
S&P 500®, Strike Price $6,110.00, Expires 07/03/25 (MSCS)	(36)	(22,337,820)	(21,384)
S&P 500®, Strike Price $6,130.00, Expires 07/25/25 (MSCS)	(25)	(15,512,375)	(142,875)
S&P 500®, Strike Price $6,150.00, Expires 07/25/25 (MSCS)	(16)	(9,927,920)	(99,840)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,150.00, Expires 08/01/25 (MSCS)	(81)	$(50,260,095)	$(622,485)
S&P 500®, Strike Price $6,180.00, Expires 08/01/25 (MSCS)	(42)	(26,060,790)	(364,140)
Total Written Options (Premiums received $(7,061,300))			(2,543,166)
Liabilities in Excess of Other Assets — (0.2)%			(3,444,083)
NET ASSETS — 100.0%			$1,396,719,297
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2025	170	$19,061,250	$340,000
S&P 500® E-Mini	09/2025	73	22,826,187	807,600
U.S. Treasury Long Bond	09/2025	69	7,967,344	285,703
2-Year U.S. Treasury Note	09/2025	320	66,567,500	255,000
5-Year U.S. Treasury Note	09/2025	535	58,315,000	639,492
Total Futures Contracts outstanding at June 30, 2025			$174,737,281	$2,327,795
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$274,066,457	$274,066,457	$—	$—
Corporate Bonds	138,966,118	—	137,002,789	1,963,329
Foreign Bonds:
France	1,097,300	—	—	1,097,300
United Kingdom	3,238,339	—	—	3,238,339
Other^^	9,901,856	—	9,901,856	—
Total Foreign Bonds	14,237,495	—	9,901,856	4,335,639
Foreign Common Stocks	38,606,508	38,606,508	—	—
Money Market Funds	91,186,405	91,186,405	—	—
Purchased Options:
Call Options	79,135,275	79,135,275	—	—
U.S. Treasury Obligations	766,508,288	—	766,508,288	—
Total Assets - Investments in Securities	$1,402,706,546	$482,994,645	$913,412,933	$6,298,968
Other Financial Instruments***
Futures Contracts	$2,327,795	$2,327,795	$—	$—
Total Assets - Other Financial Instruments	$2,327,795	$2,327,795	$ —	$ —
Liabilities:
Investments in Securities:
Written Options:
Put Options	$(2,543,166)	$(2,543,166)	$—	$—
Total Liabilities - Investments in Securities	$(2,543,166)	$(2,543,166)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCK — 0.4%
Canada — 0.4%
Innergex Renewable Energy, Inc. (Cost $513,421)	53,315	$537,163
MONEY MARKET FUNDS — 92.7%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞ (Cost $111,600,286)	111,600,286	111,600,286
TOTAL INVESTMENTS — 93.1% (Cost $112,113,707)		112,137,449
Other Assets in Excess of Liabilities — 6.9%		8,266,450
NET ASSETS — 100.0%		$120,403,899
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Canadian Dollars/U.S. Dollars	09/2025	47	$3,462,960	$7,693
S&P/TSX 60 Index	09/2025	15	3,524,876	45,728
MSCI EAFE Index	09/2025	189	25,342,065	367,950
MSCI Emerging Markets	09/2025	198	12,211,650	365,781
S&P 500® E-Mini	09/2025	238	74,419,625	2,632,276
Total Futures Contracts outstanding at June 30, 2025			$118,961,176	$3,419,428
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stock	$537,163	$537,163	$—	$—
Money Market Funds	111,600,286	111,600,286	—	—
Total Assets - Investments in Securities	$112,137,449	$112,137,449	$ —	$ —
Other Financial Instruments***
Futures Contracts	$3,419,428	$3,419,428	$—	$—
Total Assets - Other Financial Instruments	$3,419,428	$3,419,428	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 9.9%
Alphabet, Inc. Class A	577,074	$101,697,751
Alphabet, Inc. Class C	475,722	84,388,326
AT&T, Inc.	772,975	22,369,896
Charter Communications, Inc. Class AΔ*	10,007	4,090,962
Comcast Corporation Class A	410,553	14,652,637
Electronic Arts, Inc.	25,290	4,038,813
Fox Corporation Class A	31,129	1,744,469
Fox Corporation Class B	22,665	1,170,194
Interpublic Group of Cos., Inc. (The)	44,154	1,080,890
Live Nation Entertainment, Inc.Δ*	13,806	2,088,572
Meta Platforms, Inc. Class A	219,147	161,750,209
Netflix, Inc.*	42,770	57,274,590
News Corporation Class A	13,865	412,068
News Corporation Class BΔ	17,149	588,382
Omnicom Group, Inc.Δ	19,263	1,385,780
Paramount Global Class B	81,459	1,050,821
Take-Two Interactive Software, Inc.*	17,886	4,343,615
TKO Group Holdings, Inc.	9,182	1,670,665
T-Mobile US, Inc.	53,578	12,765,494
Verizon Communications, Inc.	474,847	20,546,630
Walt Disney Co. (The)	185,663	23,024,069
Warner Bros Discovery, Inc.*	230,946	2,646,641
		524,781,474
Consumer Discretionary — 10.0%
Airbnb, Inc. Class A*	41,224	5,455,584
Amazon.com, Inc.*	934,041	204,919,255
AutoZone, Inc.*	1,728	6,414,733
Best Buy Co., Inc.	18,981	1,274,195
Booking Holdings, Inc.	3,269	18,925,026
CarMax, Inc.*	12,596	846,577
Carnival Corporation*	93,461	2,628,123
Chipotle Mexican Grill, Inc.*	134,179	7,534,151
D.R. Horton, Inc.	32,224	4,154,318
Darden Restaurants, Inc.	14,447	3,149,013
Deckers Outdoor Corporation*	12,609	1,299,610
Domino’s Pizza, Inc.Δ	3,030	1,365,318
DoorDash, Inc. Class A*	34,633	8,537,381
eBay, Inc.	56,398	4,199,395
Expedia Group, Inc.	10,462	1,764,730
Ford Motor Co.Δ	360,267	3,908,897
General Motors Co.	95,248	4,687,154
Genuine Parts Co.	18,371	2,228,586
Hasbro, Inc.	24,098	1,778,914
Hilton Worldwide Holdings, Inc.	25,222	6,717,627
Home Depot, Inc. (The)	98,604	36,152,171
Lennar Corporation Class A	24,195	2,676,209
LKQ CorporationΔ	27,740	1,026,657
Lowe’s Cos., Inc.	55,638	12,344,403
Lululemon Athletica, Inc.Δ*	11,007	2,615,043
Marriott International, Inc. Class A	22,914	6,260,334
McDonald’s Corporation	74,473	21,758,776
Mohawk Industries, Inc.*	2,387	250,253
NIKE, Inc. Class B	122,827	8,725,630
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	34,212	$693,819
NVR, Inc.*	277	2,045,828
O’Reilly Automotive, Inc.*	85,275	7,685,836
Pool CorporationΔ	3,147	917,288
PulteGroup, Inc.	12,455	1,313,504
Ralph Lauren Corporation	2,445	670,615
Ross Stores, Inc.	31,270	3,989,427
Royal Caribbean Cruises, Ltd.Δ	23,270	7,286,768
Starbucks Corporation	115,296	10,564,572
Tapestry, Inc.Δ	22,719	1,994,955
Tesla, Inc.*	275,606	87,549,002
TJX Cos., Inc. (The)	110,726	13,673,554
Tractor Supply Co.Δ	50,195	2,648,790
Ulta Beauty, Inc.*	3,993	1,868,005
Williams-Sonoma, Inc.	8,971	1,465,592
Yum! Brands, Inc.	32,953	4,882,976
		532,848,594
Consumer Staples — 5.2%
Archer-Daniels-Midland Co.	58,780	3,102,408
Church & Dwight Co., Inc.	27,416	2,634,952
Clorox Co. (The)	14,245	1,710,397
Coca-Cola Co. (The)	428,871	30,342,623
Colgate-Palmolive Co.	97,575	8,869,567
Conagra Brands, Inc.	100,249	2,052,097
Costco Wholesale Corporation	44,109	43,665,263
Dollar General Corporation	27,632	3,160,548
Dollar Tree, Inc.*	19,591	1,940,293
Estee Lauder Cos., Inc. (The) Class A	24,032	1,941,786
General Mills, Inc.	107,180	5,552,996
Hershey Co. (The)Δ	18,809	3,121,354
Hormel Foods Corporation	48,902	1,479,286
J.M. Smucker Co. (The)	15,075	1,480,365
Kellanova	35,489	2,822,440
Kenvue, Inc.	262,243	5,488,746
Keurig Dr. Pepper, Inc.	164,662	5,443,726
Kimberly-Clark Corporation	38,870	5,011,120
Kraft Heinz Co. (The)	178,672	4,613,311
Kroger Co. (The)Δ	75,797	5,436,919
Lamb Weston Holdings, Inc.	10,228	530,322
McCormick & Co., Inc. (Non-Voting Shares)	30,377	2,303,184
Mondelez International, Inc. Class A	169,996	11,464,530
Monster Beverage Corporation*	81,543	5,107,854
PepsiCo, Inc.	167,281	22,087,783
Procter & Gamble Co. (The)	251,799	40,116,617
Sysco Corporation	52,703	3,991,725
Target Corporation	45,475	4,486,109
The Campbell's Co.Δ	41,165	1,261,707
Tyson Foods, Inc. Class A	45,726	2,557,912
Walmart, Inc.	435,704	42,603,137
		276,381,077
Energy — 2.9%
APA CorporationΔ	24,228	443,130
Archrock, Inc.	13	323

See Notes to Financial Statements.

	Shares	Value
Baker Hughes Co.	76,217	$2,922,160
Chevron Corporation	176,251	25,237,381
ConocoPhillips	136,906	12,285,944
Coterra Energy, Inc.	73,032	1,853,552
Devon Energy Corporation	58,094	1,847,970
Diamondback Energy, Inc.	20,000	2,748,000
EOG Resources, Inc.	60,355	7,219,061
EQT Corporation	56,293	3,283,008
Expand Energy Corporation	20,519	2,399,492
Exxon Mobil Corporation	450,885	48,605,403
Halliburton Co.	53,476	1,089,841
Hess Corporation	24,694	3,421,107
Kinder Morgan, Inc.	212,594	6,250,263
Marathon Petroleum Corporation	32,177	5,344,921
Occidental Petroleum CorporationΔ	69,269	2,909,991
ONEOK, Inc.	65,945	5,383,090
Phillips 66	41,166	4,911,104
Targa Resources Corporation	21,235	3,696,589
Texas Pacific Land CorporationΔ	1,828	1,931,081
Valero Energy Corporation	31,345	4,213,395
Williams Cos., Inc. (The)	130,328	8,185,902
		156,182,708
Financials — 13.4%
Aflac, Inc.	56,520	5,960,599
Allstate Corporation (The)	27,407	5,517,303
American Express Co.	50,900	16,236,082
American International Group, Inc.	65,815	5,633,106
Ameriprise Financial, Inc.	10,345	5,521,437
Apollo Global Management, Inc.Δ	40,443	5,737,648
Arch Capital Group, Ltd.	35,117	3,197,403
Arthur J. Gallagher & Co.	27,191	8,704,383
Assurant, Inc.	2,404	474,766
Bank of America Corporation	674,462	31,915,542
Bank of New York Mellon Corporation (The)	77,492	7,060,296
Berkshire Hathaway, Inc. Class B*	185,356	90,040,384
Blackrock, Inc.	14,307	15,011,620
Blackstone, Inc.	69,916	10,458,035
Brown & Brown, Inc.	20,522	2,275,274
Capital One Financial Corporation	58,027	12,345,824
Cboe Global Markets, Inc.	14,521	3,386,442
Charles Schwab Corporation (The)	167,200	15,255,328
Cincinnati Financial Corporation	14,725	2,192,847
Citigroup, Inc.	184,838	15,733,411
Citizens Financial Group, Inc.	34,788	1,556,763
CME Group, Inc.	41,401	11,410,944
Coinbase Global, Inc. Class A*	20,749	7,272,317
Corpay, Inc.*	5,052	1,676,355
Erie Indemnity Co. Class A	1,849	641,215
Everest Group, Ltd.	3,173	1,078,344
FactSet Research Systems, Inc.	4,700	2,102,216
Fidelity National Information Services, Inc.	54,367	4,426,017
Fifth Third Bancorp	52,084	2,142,215
Fiserv, Inc.*	56,603	9,758,923
Franklin Resources, Inc.Δ	37,861	902,985
Global Payments, Inc.	22,769	1,822,431
	Shares	Value
Globe Life, Inc.	5,006	$622,196
Goldman Sachs Group, Inc. (The)	29,822	21,106,520
Hartford Insurance Group, Inc. (The)	28,747	3,647,132
Huntington Bancshares, Inc.	118,830	1,991,591
Intercontinental Exchange, Inc.	59,293	10,878,487
Invesco, Ltd.	28,914	455,974
Jack Henry & Associates, Inc.	6,405	1,153,989
JPMorgan Chase & Co.	280,004	81,175,960
KeyCorp	64,549	1,124,444
KKR & Co., Inc.	61,931	8,238,681
Loews Corporation	28,928	2,651,540
M&T Bank Corporation	18,081	3,507,533
MarketAxess Holdings, Inc.	4,271	953,885
Marsh & McLennan Cos., Inc.	51,698	11,303,251
Mastercard, Inc. Class A	80,381	45,169,299
MetLife, Inc.	64,005	5,147,282
Moody’s Corporation	13,640	6,841,688
Morgan Stanley	122,245	17,219,431
MSCI, Inc.	7,340	4,233,272
Nasdaq, Inc.	38,291	3,423,981
Northern Trust Corporation	16,617	2,106,869
PayPal Holdings, Inc.*	91,430	6,795,078
PNC Financial Services Group, Inc. (The)	44,111	8,223,173
Principal Financial Group, Inc.	19,881	1,579,148
Progressive Corporation (The)	59,797	15,957,427
Prudential Financial, Inc.	36,128	3,881,592
Raymond James Financial, Inc.	15,892	2,437,356
Regions Financial Corporation	64,510	1,517,275
S&P Global, Inc.	31,031	16,362,336
State Street Corporation	30,870	3,282,716
Synchrony Financial	25,095	1,674,840
T. Rowe Price Group, Inc.Δ	22,044	2,127,246
Travelers Cos., Inc. (The)	24,966	6,679,404
Truist Financial Corporation	139,078	5,978,963
U.S. Bancorp	162,438	7,350,319
Visa, Inc. Class AΔ	172,651	61,299,737
W.R. Berkley Corporation	30,968	2,275,219
Wells Fargo & Co.	327,773	26,261,173
		714,084,462
Health Care — 8.3%
Abbott Laboratories	186,861	25,414,965
Agilent Technologies, Inc.	34,112	4,025,557
Align Technology, Inc.*	5,801	1,098,303
Amgen, Inc.Δ	82,385	23,002,716
Baxter International, Inc.	64,652	1,957,663
Becton, Dickinson and Co.	35,672	6,144,502
Biogen, Inc.*	66,481	8,349,349
Boston Scientific Corporation*	153,720	16,511,065
Bristol-Myers Squibb Co.	396,822	18,368,890
Cardinal Health, Inc.	30,588	5,138,784
Cencora, Inc.	29,391	8,812,891
Centene Corporation*	85,829	4,658,798
Charles River Laboratories International, Inc.*	6,323	959,389
Cigna Group (The)	37,400	12,363,692
Danaher Corporation	71,318	14,088,158
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
DaVita, Inc.*	11,266	$1,604,842
Dexcom, Inc.*	39,119	3,414,697
Edwards Lifesciences Corporation*	57,327	4,483,545
Elevance Health, Inc.	33,812	13,151,516
Eli Lilly and Co.	84,043	65,514,040
GE HealthCare Technologies, Inc.	43,306	3,207,675
Gilead Sciences, Inc.	191,279	21,207,103
HCA Healthcare, Inc.	25,973	9,950,256
Henry Schein, Inc.Δ*	23,034	1,682,634
Hologic, Inc.*	29,305	1,909,514
Humana, Inc.	15,210	3,718,541
IDEXX Laboratories, Inc.*	7,284	3,906,701
Incyte Corporation*	72,520	4,938,612
Insulet Corporation*	6,896	2,166,585
Intuitive Surgical, Inc.*	35,217	19,137,270
IQVIA Holdings, Inc.*	19,293	3,040,384
Labcorp Holdings, Inc.	16,624	4,363,966
McKesson Corporation	15,366	11,259,897
Mettler-Toledo International, Inc.*	2,272	2,668,964
Moderna, Inc.Δ*	87,929	2,425,961
Molina Healthcare, Inc.*	9,616	2,864,606
Quest Diagnostics, Inc.	26,043	4,678,104
Regeneron Pharmaceuticals, Inc.	19,789	10,389,225
ResMed, Inc.Δ	15,213	3,924,954
Revvity, Inc.Δ	17,319	1,675,094
Solventum Corporation*	15,682	1,189,323
Stryker Corporation	36,595	14,478,080
Thermo Fisher Scientific, Inc.	43,713	17,723,873
Universal Health Services, Inc. Class B	11,113	2,013,120
Vertex Pharmaceuticals, Inc.*	38,367	17,080,988
Viatris, Inc.	896,473	8,005,504
Waters Corporation*	7,467	2,606,282
West Pharmaceutical Services, Inc.	8,649	1,892,401
Zimmer Biomet Holdings, Inc.	24,469	2,231,817
Zoetis, Inc.	105,677	16,480,328
		441,881,124
Industrials — 7.8%
3M Co.	52,734	8,028,224
A.O. Smith Corporation	16,217	1,063,349
AMETEK, Inc.	26,617	4,816,612
Automatic Data Processing, Inc.	49,116	15,147,374
Axon Enterprise, Inc.*	6,918	5,727,689
Boeing Co. (The)*	72,684	15,229,479
Broadridge Financial Solutions, Inc.	13,628	3,312,013
Builders FirstSource, Inc.*	8,558	998,633
C.H. Robinson Worldwide, Inc.	12,459	1,195,441
Carrier Global Corporation	78,938	5,777,472
Caterpillar, Inc.	45,723	17,750,126
Cintas Corporation	27,719	6,177,734
Copart, Inc.*	62,547	3,069,181
CSX Corporation	185,964	6,068,005
Cummins, Inc.	12,679	4,152,372
Dayforce, Inc.*	12,769	707,275
Deere & Co.	25,686	13,061,074
Delta Air Lines, Inc.	66,318	3,261,519
	Shares	Value
Dover Corporation	11,833	$2,168,161
Emerson Electric Co.	56,724	7,563,011
Equifax, Inc.	11,539	2,992,870
Expeditors International of Washington, Inc.	10,368	1,184,544
Fastenal Co.	104,892	4,405,464
FedEx Corporation	23,188	5,270,864
Fortive Corporation	31,205	1,626,717
GE Vernova, Inc.	27,966	14,798,209
Generac Holdings, Inc.*	3,923	561,813
General Dynamics Corporation	26,183	7,636,534
General Electric Co.	102,962	26,501,389
Honeywell International, Inc.Δ	63,790	14,855,415
Howmet Aerospace, Inc.	32,752	6,096,130
Hubbell, Inc.	4,746	1,938,314
Huntington Ingalls Industries, Inc.	2,805	677,295
IDEX Corporation	6,919	1,214,769
Illinois ToolWorks, Inc.	27,249	6,737,315
Ingersoll-Rand, Inc.	28,689	2,386,351
J.B. Hunt Transport Services, Inc.	6,373	915,163
Jacobs Solutions, Inc.	12,870	1,691,762
L3Harris Technologies, Inc.	20,994	5,266,135
Leidos Holdings, Inc.	16,258	2,564,862
Lennox International, Inc.Δ	2,901	1,662,969
Lockheed Martin Corporation	23,829	11,036,163
Masco Corporation	23,878	1,536,788
Nordson CorporationΔ	5,292	1,134,446
Norfolk Southern Corporation	21,910	5,608,303
Northrop Grumman Corporation	15,674	7,836,687
Old Dominion Freight Line, Inc.	14,856	2,411,129
Otis Worldwide Corporation	37,638	3,726,915
PACCAR, Inc.	52,087	4,951,390
Parker-Hannifin Corporation	11,688	8,163,717
Paychex, Inc.Δ	37,853	5,506,097
Paycom Software, Inc.	3,850	890,890
Quanta Services, Inc.	11,594	4,383,460
Republic Services, Inc.	20,308	5,008,156
Rockwell Automation, Inc.	11,287	3,749,203
Rollins, Inc.	21,375	1,205,978
RTX Corporation	149,700	21,859,194
Snap-on, Inc.	5,899	1,835,651
Southwest Airlines Co.Δ	69,304	2,248,222
Stanley Black & Decker, Inc.	15,175	1,028,106
Textron, Inc.	15,886	1,275,487
TransDigm Group, Inc.	5,382	8,184,084
Uber Technologies, Inc.*	203,496	18,986,177
Union Pacific Corporation	60,128	13,834,250
United Airlines Holdings, Inc.*	32,343	2,575,473
United Parcel Service, Inc. Class B	80,675	8,143,334
United Rentals, Inc.	5,125	3,861,175
Veralto Corporation	15,414	1,556,043
Verisk Analytics, Inc.	17,445	5,434,117
W.W. Grainger, Inc.	3,812	3,965,395
Waste Management, Inc.	35,857	8,204,799
Westinghouse Air Brake Technologies Corporation	13,439	2,813,455

See Notes to Financial Statements.

	Shares	Value
Xylem, Inc.	21,548	$2,787,449
		412,001,361
Information Technology — 31.7%
Adobe, Inc.*	42,463	16,428,085
Advanced Micro Devices, Inc.*	156,950	22,271,205
Akamai Technologies, Inc.Δ*	13,007	1,037,438
Amphenol Corporation Class A	117,249	11,578,339
Analog Devices, Inc.	49,138	11,695,827
ANSYS, Inc.*	7,568	2,658,033
Apple, Inc.	1,490,658	305,838,302
Applied Materials, Inc.	77,381	14,166,140
Arista Networks, Inc.*	93,516	9,567,622
Autodesk, Inc.*	18,971	5,872,852
Broadcom, Inc.	463,899	127,873,759
Cadence Design Systems, Inc.*	25,390	7,823,929
CDW Corporation	11,947	2,133,615
Cisco Systems, Inc.	403,371	27,985,880
Cognizant Technology Solutions Corporation Class A	48,265	3,766,118
Corning, Inc.	88,163	4,636,492
Crowdstrike Holdings, Inc. Class A*	23,446	11,941,282
Dell Technologies, Inc. Class C	29,747	3,646,982
Enphase Energy, Inc.*	12,624	500,542
EPAM Systems, Inc.*	4,977	880,033
F5, Inc.*	3,085	907,977
Fair Isaac Corporation*	2,437	4,454,739
First Solar, Inc.Δ*	11,847	1,961,152
Fortinet, Inc.*	60,698	6,416,993
Gartner, Inc.*	6,492	2,624,196
Gen Digital, Inc.	62,969	1,851,289
GoDaddy, Inc. Class A*	13,951	2,512,017
Hewlett Packard Enterprise Co.	153,179	3,132,511
HP, Inc.	134,667	3,293,955
Intel Corporation	422,446	9,462,790
International Business Machines Corporation	94,536	27,867,322
Intuit, Inc.	27,878	21,957,549
Jabil, Inc.	8,416	1,835,530
Juniper Networks, Inc.	39,466	1,575,877
Keysight Technologies, Inc.*	13,420	2,199,001
KLA Corporation	12,003	10,751,567
Lam Research Corporation	117,645	11,451,564
Microchip Technology, Inc.Δ	49,200	3,462,204
Micron Technology, Inc.	105,058	12,948,399
Microsoft Corporation	737,027	366,604,600
Monolithic Power Systems, Inc.	4,186	3,061,557
Motorola Solutions, Inc.	17,253	7,254,196
NetApp, Inc.	23,896	2,546,119
NVIDIA Corporation	2,422,921	382,797,289
ON Semiconductor Corporation*	33,696	1,766,007
Oracle Corporation	159,885	34,955,658
Palantir Technologies, Inc. Class A*	208,695	28,449,302
Palo Alto Networks, Inc.Δ*	63,618	13,018,788
PTC, Inc.*	8,371	1,442,658
QUALCOMM, Inc.	106,577	16,973,453
Ralliant Corporation*	101	4,881
Roper Technologies, Inc.	10,888	6,171,754
	Shares	Value
Salesforce, Inc.	94,215	$25,691,488
ServiceNow, Inc.*	20,267	20,836,097
Skyworks Solutions, Inc.	15,419	1,149,024
Super Micro Computer, Inc.Δ*	46,882	2,297,687
Synopsys, Inc.*	13,802	7,076,009
Teledyne Technologies, Inc.*	5,596	2,866,887
Teradyne, Inc.	9,806	881,756
Texas Instruments, Inc.	93,010	19,310,736
Trimble, Inc.*	19,275	1,464,515
Tyler Technologies, Inc.*	4,548	2,696,236
VeriSign, Inc.	8,842	2,553,570
Western Digital Corporation	35,458	2,268,957
Workday, Inc. Class A*	20,656	4,957,440
Zebra Technologies Corporation Class A*	4,187	1,291,103
		1,683,356,874
Materials — 1.3%
Air Products and Chemicals, Inc.	22,541	6,357,914
Albemarle Corporation	9,480	594,112
Avery Dennison Corporation	5,863	1,028,781
Ball Corporation	26,240	1,471,802
CF Industries Holdings, Inc.	18,904	1,739,168
Corteva, Inc.	68,267	5,087,939
Dow, Inc.	94,964	2,514,647
DuPont de Nemours, Inc.	47,302	3,244,444
Eastman Chemical Co.	14,389	1,074,283
Ecolab, Inc.	25,073	6,755,669
Freeport-McMoRan, Inc.	125,741	5,450,872
International Flavors & Fragrances, Inc.	30,254	2,225,182
International Paper Co.Δ	51,522	2,412,775
Martin Marietta Materials, Inc.	5,018	2,754,681
Mosaic Co. (The)	35,598	1,298,615
Newmont Corporation	104,840	6,107,978
Nucor Corporation	20,449	2,648,963
Packaging Corporation of America	10,735	2,023,011
PPG Industries, Inc.	19,496	2,217,670
Sherwin-Williams Co. (The)	21,527	7,391,511
Steel Dynamics, Inc.	10,955	1,402,350
Vulcan Materials Co.	11,371	2,965,784
		68,768,151
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. REIT	13,587	986,824
American Tower Corporation REIT	56,714	12,534,928
AvalonBay Communities, Inc. REIT	14,896	3,031,336
BXP, Inc. REIT	11,272	760,522
Camden Property Trust REIT	12,210	1,375,945
CBRE Group, Inc. Class A*	32,062	4,492,527
CoStar Group, Inc.*	43,162	3,470,225
Crown Castle, Inc. REIT	71,945	7,390,910
Digital Realty Trust, Inc. REIT	30,269	5,276,795
Equinix, Inc. REIT	9,276	7,378,780
Equity Residential REIT	40,640	2,742,794
Essex Property Trust, Inc. REIT	8,395	2,379,143
Extra Space Storage, Inc. REIT	23,903	3,524,258
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Federal Realty Investment Trust REIT	5,137	$487,964
Healthpeak Properties, Inc. REIT	99,693	1,745,624
Host Hotels & Resorts, Inc. REIT	47,716	732,918
Invitation Homes, Inc. REIT	60,850	1,995,880
Iron Mountain, Inc. REIT	27,908	2,862,524
Kimco Realty Corporation REIT	76,752	1,613,327
Mid-America Apartment Communities, Inc. REIT	17,039	2,521,942
Prologis, Inc. REIT	93,987	9,879,914
Public Storage REIT	19,298	5,662,419
Regency Centers Corporation REIT	28,783	2,050,213
SBA Communications Corporation REIT	13,516	3,174,097
Simon Property Group, Inc. REIT	30,590	4,917,648
UDR, Inc. REIT	34,368	1,403,245
Ventas, Inc. REIT	54,188	3,421,972
Welltower, Inc. REIT	73,086	11,235,511
Weyerhaeuser Co. REIT	75,055	1,928,163
		110,978,348
Utilities — 2.5%
AES Corporation (The)	84,414	888,035
Alliant Energy Corporation	22,632	1,368,557
Ameren Corporation	19,884	1,909,659
American Electric Power Co., Inc.	64,233	6,664,816
American Water Works Co., Inc.	34,800	4,841,028
Atmos Energy CorporationΔ	16,716	2,576,103
CenterPoint Energy, Inc.Δ	50,231	1,845,487
CMS Energy Corporation	24,417	1,691,610
Consolidated Edison, Inc.	54,284	5,447,399
Constellation Energy Corporation	29,265	9,445,571
Dominion Energy, Inc.	87,308	4,934,648
DTE Energy Co.	18,119	2,400,043
Duke Energy Corporation	96,372	11,371,896
Edison International	41,333	2,132,783
Entergy Corporation	43,304	3,599,429
Evergy, Inc.	18,834	1,298,228
Eversource EnergyΔ	46,832	2,979,452
Exelon Corporation	123,410	5,358,462
FirstEnergy Corporation	55,593	2,238,174
NextEra Energy, Inc.	215,822	14,982,363
NiSource, Inc.	23,079	931,007
NRG Energy, Inc.	19,377	3,111,559
PG&E Corporation	188,273	2,624,526
Pinnacle West Capital Corporation	5,256	470,254
PPL Corporation	65,214	2,210,103
Public Service Enterprise Group, Inc.	46,751	3,935,499
Sempra	64,983	4,923,762
Southern Co. (The)	136,927	12,574,006
Vistra Corporation	30,698	5,949,579
WEC Energy Group, Inc.	35,929	3,743,802
Xcel Energy, Inc.Δ	60,749	4,137,007
		132,584,847
Total Common Stocks (Cost $2,548,105,583)		5,053,849,020
FOREIGN COMMON STOCKS — 2.7%
Canada — 0.0%
Enerflex, Ltd.	6	47
	Shares	Value
Curacao — 0.1%
Schlumberger NV	110,637	$3,739,531
Ireland — 2.1%
Accenture PLC Class A	63,226	18,897,619
Allegion PLCΔ	9,625	1,387,155
Aon PLC Class A	21,693	7,739,195
Eaton Corporation PLC	39,307	14,032,206
Johnson Controls International PLC	67,201	7,097,770
Linde PLC	48,289	22,656,233
Medtronic PLCΔ	149,775	13,055,887
Pentair PLC	7,659	786,273
Seagate Technology Holdings PLCΔ	23,569	3,401,714
Smurfit WestRock PLC	44,756	1,931,221
STERIS PLC	11,916	2,862,462
TE Connectivity PLC	31,453	5,305,177
Trane Technologies PLC	23,477	10,269,075
Willis Towers Watson PLC	10,753	3,295,794
		112,717,781
Jersey — 0.1%
Amcor PLC	174,148	1,600,420
Aptiv PLC*	26,900	1,835,118
		3,435,538
Netherlands — 0.1%
LyondellBasell Industries NV Class AΔ	38,136	2,206,549
NXP Semiconductor NV	24,211	5,289,861
		7,496,410
Switzerland — 0.3%
Bunge Global SA	15,898	1,276,291
Chubb, Ltd.	42,570	12,333,380
Garmin, Ltd.	15,459	3,226,603
		16,836,274
Total Foreign Common Stocks (Cost $86,812,441)		144,225,581
MONEY MARKET FUNDS — 2.4%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	14,934,556	14,934,556
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	112,330,609	112,330,609
Total Money Market Funds (Cost $127,265,165)		127,265,165
TOTAL INVESTMENTS — 100.2% (Cost $2,762,183,189)		5,325,339,766
Liabilities in Excess of Other Assets — (0.2)%		(12,632,783)
NET ASSETS — 100.0%		$5,312,706,983

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2025	360	$112,567,500	$3,892,639
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$5,053,849,020	$5,053,849,020	$—	$—
Foreign Common Stocks	144,225,581	144,225,581	—	—
Money Market Funds	127,265,165	127,265,165	—	—
Total Assets - Investments in Securities	$5,325,339,766	$5,325,339,766	$ —	$ —
Other Financial Instruments***
Futures Contracts	$3,892,639	$3,892,639	$—	$—
Total Assets - Other Financial Instruments	$3,892,639	$3,892,639	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.5%
Communication Services — 7.9%
Alphabet, Inc. Class A	12,135	$2,138,551
Alphabet, Inc. Class C	14,933	2,648,965
Angi, Inc.*	556	8,485
AST SpaceMobile, Inc.Δ*	198	9,253
AT&T, Inc.	61,171	1,770,289
Charter Communications, Inc. Class AΔ*	780	318,872
Comcast Corporation Class A	31,284	1,116,526
Electronic Arts, Inc.	2,051	327,545
Fox Corporation Class A	291	16,308
Fox Corporation Class B	1,986	102,537
Frontier Communications Parent, Inc.*	1,224	44,554
IAC, Inc.*	1,060	39,580
Interpublic Group of Cos., Inc. (The)	3,732	91,359
Iridium Communications, Inc.	304	9,172
Liberty Broadband Corporation*	798	78,507
Liberty Broadband Corporation Class A*	105	10,271
Liberty Media Corporation-Liberty Formula One Class A*	387	36,749
Liberty Media Corporation-Liberty Formula One Class C*	905	94,572
Liberty Media Corporation-Liberty Live Class A*	832	66,127
Liberty Media Corporation-Liberty Live Class C*	173	14,041
Madison Square Garden Sports Corporation*	119	24,865
Meta Platforms, Inc. Class A	2,835	2,092,485
New York Times Co. (The) Class A	831	46,519
News Corporation Class A	2,285	67,910
News Corporation Class B	931	31,943
Nexstar Media Group, Inc. Class AΔ	191	33,033
Omnicom Group, Inc.	1,358	97,694
Paramount Global Class B	5,200	67,080
Pinterest, Inc. Class A*	2,745	98,436
Roku, Inc.*	807	70,927
Sirius XM Holdings, Inc.Δ	1,593	36,591
Take-Two Interactive Software, Inc.*	877	212,979
TKO Group Holdings, Inc.	288	52,402
T-Mobile US, Inc.	3,915	932,788
Trump Media & Technology Group Corporation*	689	12,430
Verizon Communications, Inc.	34,645	1,499,089
Walt Disney Co. (The)	14,357	1,780,412
Warner Bros Discovery, Inc.*	15,574	178,478
ZoomInfo Technologies, Inc.*	1,984	20,078
		16,298,402
Consumer Discretionary — 7.3%
ADT, Inc.	6,083	51,523
Amazon.com, Inc.*	18,807	4,126,068
Aramark	1,888	79,051
AutoNation, Inc.*	138	27,414
AutoZone, Inc.*	95	352,662
Bath & Body Works, Inc.	1,381	41,375
Best Buy Co., Inc.	1,727	115,933
	Shares	Value
Booking Holdings, Inc.	6	$34,735
BorgWarner, Inc.	2,686	89,927
Bright Horizons Family Solutions, Inc.*	438	54,132
Brunswick Corporation	1,344	74,243
CarMax, Inc.*	1,009	67,815
Carnival Corporation*	4,997	140,516
Crocs, Inc.*	470	47,602
D.R. Horton, Inc.	2,168	279,499
Darden Restaurants, Inc.	587	127,948
Dick's Sporting Goods, Inc.	359	71,014
Dillard's, Inc. Class AΔ	47	19,638
Domino’s Pizza, Inc.Δ	133	59,930
eBay, Inc.	4,111	306,105
Etsy, Inc.*	247	12,389
Five Below, Inc.*	424	55,620
Floor & Decor Holdings, Inc. Class A*	508	38,588
Ford Motor Co.	27,520	298,592
GameStop Corporation Class AΔ*	2,685	65,487
Gap, Inc. (The)	896	19,542
General Motors Co.	6,430	316,420
Gentex Corporation	4,135	90,929
Genuine Parts Co.	1,188	144,116
Grand Canyon Education, Inc.*	40	7,560
H&R Block, Inc.	848	46,547
Harley-Davidson, Inc.Δ	40	944
Hasbro, Inc.	1,615	119,219
Home Depot, Inc. (The)	1,516	555,826
Hyatt Hotels Corporation Class A	206	28,768
Lear Corporation	1,149	109,132
Lennar Corporation Class A	1,791	198,102
Lennar Corporation Class B	444	46,731
Lithia Motors, Inc.	189	63,848
LKQ Corporation	2,863	105,960
Lowe’s Cos., Inc.	4,399	976,006
Lucid Group, Inc.Δ*	10,614	22,396
Lululemon Athletica, Inc.*	338	80,302
Macy’s, Inc.Δ	4,408	51,397
Marriott International, Inc. Class A	75	20,491
Mattel, Inc.*	3,701	72,984
McDonald’s Corporation	5,610	1,639,074
Mohawk Industries, Inc.*	337	35,331
Newell Brands, Inc.	983	5,308
NIKE, Inc. Class B	8,385	595,670
NVR, Inc.*	21	155,099
O’Reilly Automotive, Inc.*	675	60,838
Ollie's Bargain Outlet Holdings, Inc.*	617	81,308
Penske Automotive Group, Inc.	107	18,384
Pool Corporation	296	86,278
PulteGroup, Inc.	1,309	138,047
PVH Corporation	204	13,994
QuantumScape CorporationΔ*	3,710	24,931
Ralph Lauren Corporation	194	53,210
RHΔ*	29	5,481
Rivian Automotive, Inc. Class AΔ*	6,171	84,790
Ross Stores, Inc.	1,947	248,398
Service Corporation International	1,129	91,901

See Notes to Financial Statements.

	Shares	Value
SharkNinja, Inc.Δ*	291	$28,806
Skechers U.S.A., Inc. Class A*	801	50,543
Starbucks Corporation	6,846	627,299
Tapestry, Inc.Δ	1,755	154,107
Thor Industries, Inc.Δ	193	17,140
TJX Cos., Inc. (The)	3,622	447,281
Toll Brothers, Inc.	526	60,032
TopBuild Corporation*	177	57,302
Travel + Leisure Co.	493	25,444
Ulta Beauty, Inc.*	253	118,358
Under Armour, Inc. Class C*	968	6,282
Vail Resorts, Inc.Δ	60	9,428
VF CorporationΔ	3,173	37,283
Wayfair, Inc. Class AΔ*	385	19,689
Wendy's Co. (The)Δ	1,305	14,903
Whirlpool CorporationΔ	396	40,162
Williams-Sonoma, Inc.	744	121,547
Wyndham Hotels & Resorts, Inc.	521	42,310
YETI Holdings, Inc.*	1,659	52,292
Yum! Brands, Inc.	1,543	228,642
		15,211,918
Consumer Staples — 7.3%
Albertsons Cos., Inc. Class A	4,569	98,279
Archer-Daniels-Midland Co.	4,191	221,201
BellRing Brands, Inc.Δ*	1,154	66,851
BJ's Wholesale Club Holdings, Inc.*	996	107,399
Casey’s General Stores, Inc.	269	137,263
Church & Dwight Co., Inc.	1,837	176,554
Clorox Co. (The)	1,167	140,122
Coca-Cola Co. (The)	16,212	1,146,999
Coca-Cola Consolidated, Inc.Δ	600	66,990
Colgate-Palmolive Co.	3,594	326,695
Conagra Brands, Inc.	8,383	171,600
Coty, Inc. Class A*	5,539	25,756
Darling Ingredients, Inc.*	1,055	40,027
Dollar General Corporation	1,939	221,783
Dollar Tree, Inc.*	1,434	142,023
elf Beauty, Inc.*	508	63,216
Estee Lauder Cos., Inc. (The) Class A	1,989	160,711
Flowers Foods, Inc.	5,813	92,892
Freshpet, Inc.*	172	11,689
General Mills, Inc.	7,287	377,540
Hershey Co. (The)Δ	1,103	183,043
Hormel Foods Corporation	4,336	131,164
Ingredion, Inc.	594	80,558
J.M. Smucker Co. (The)	1,154	113,323
Kellanova	1,622	128,998
Kenvue, Inc.	19,967	417,909
Keurig Dr. Pepper, Inc.	13,288	439,301
Kimberly-Clark Corporation	1,847	238,115
Kraft Heinz Co. (The)	11,676	301,474
Kroger Co. (The)	5,106	366,253
Lamb Weston Holdings, Inc.	759	39,354
Maplebear, Inc.*	1,197	54,152
McCormick & Co., Inc. (Non-Voting Shares)	2,110	159,980
Mondelez International, Inc. Class A	12,410	836,931
	Shares	Value
PepsiCo, Inc.	10,250	$1,353,410
Pilgrim’s Pride Corporation	798	35,894
Post Holdings, Inc.*	476	51,898
Primo Brands Corporation	3,528	104,499
Procter & Gamble Co. (The)	17,084	2,721,823
Reynolds Consumer Products, Inc.	655	14,030
Seaboard Corporation	3	8,584
Sysco Corporation	1,906	144,361
Target Corporation	3,677	362,736
The Campbell's Co.	4,122	126,339
Tyson Foods, Inc. Class A	2,567	143,598
U.S. Foods Holding Corporation*	1,593	122,677
Walmart, Inc.	27,971	2,735,004
		15,210,998
Energy — 5.6%
Antero Midstream Corporation	305	5,780
Antero Resources Corporation*	1,551	62,474
APA CorporationΔ	2,090	38,226
Baker Hughes Co.	7,062	270,757
Cheniere Energy, Inc.	964	234,753
Chevron Corporation	13,629	1,951,537
Chord Energy Corporation	424	41,064
Civitas Resources, Inc.	1,174	32,309
ConocoPhillips	10,422	935,270
Coterra Energy, Inc.	5,680	144,159
Devon Energy Corporation	3,737	118,874
Diamondback Energy, Inc.	1,436	197,307
DT Midstream, Inc.	398	43,744
EOG Resources, Inc.	4,613	551,761
EQT Corporation	3,731	217,592
Expand Energy Corporation	1,598	186,870
Exxon Mobil Corporation	35,239	3,798,764
Halliburton Co.	3,363	68,538
Hess Corporation	1,215	168,326
HF Sinclair Corporation	696	28,592
Kinder Morgan, Inc.	11,917	350,360
Marathon Petroleum Corporation	1,875	311,456
Matador Resources Co.	371	17,704
NOV, Inc.	2,112	26,252
Occidental Petroleum CorporationΔ	5,014	210,638
ONEOK, Inc.	4,775	389,783
Ovintiv, Inc.	1,514	57,608
Permian Resources CorporationΔ	2,565	34,935
Phillips 66	2,281	272,123
Range Resources Corporation	1,059	43,070
Valero Energy CorporationΔ	1,981	266,286
Viper Energy, Inc.	593	22,611
Williams Cos., Inc. (The)	7,384	463,789
		11,563,312
Financials — 21.5%
Affirm Holdings, Inc.*	693	47,914
Aflac, Inc.	3,119	328,930
AGNC Investment Corporation REITΔ	10,324	94,878
Allstate Corporation (The)	1,847	371,820
Ally Financial, Inc.	1,271	49,505
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
American Express Co.	2,708	$863,798
American Financial Group, Inc.	583	73,580
American International Group, Inc.	4,033	345,184
Ameriprise Financial, Inc.	50	26,686
Annaly Capital Management, Inc. REIT	5,436	102,305
Apollo Global Management, Inc.	484	68,665
Arch Capital Group, Ltd.	2,634	239,826
Arthur J. Gallagher & Co.	1,908	610,789
Assurant, Inc.	300	59,247
Assured Guaranty, Ltd.	287	24,998
Axis Capital Holdings, Ltd.	375	38,932
Bank of America Corporation	43,198	2,044,129
Bank of New York Mellon Corporation (The)	4,077	371,455
Bank OZK	729	34,307
Berkshire Hathaway, Inc. Class B*	14,561	7,073,297
Blackrock, Inc.	1,018	1,068,136
Block, Inc.*	2,247	152,639
Brighthouse Financial, Inc.*	321	17,260
Brown & Brown, Inc.	1,828	202,670
Capital One Financial Corporation	4,612	981,249
Carlyle Group, Inc. (The)	1,259	64,713
Cboe Global Markets, Inc.	836	194,964
Charles Schwab Corporation (The)	11,434	1,043,238
Cincinnati Financial Corporation	854	127,178
Citigroup, Inc.	10,135	862,691
Citizens Financial Group, Inc.	3,986	178,373
CME Group, Inc.	3,138	864,896
CNA Financial Corporation	2,064	96,038
Coinbase Global, Inc. Class A*	1,339	469,306
Columbia Banking System, Inc.	1,700	39,746
Comerica, Inc.	982	58,576
Corebridge Financial, Inc.	264	9,372
Credit Acceptance CorporationΔ*	27	13,755
Cullen/Frost Bankers, Inc.	436	56,043
East West Bancorp, Inc.	887	89,569
Euronet Worldwide, Inc.*	13	1,318
Evercore, Inc. Class A	54	14,581
Everest Group, Ltd.	275	93,459
FactSet Research Systems, Inc.	146	65,303
Fidelity National Financial, Inc.	1,944	108,981
Fidelity National Information Services, Inc.	3,548	288,843
Fifth Third Bancorp	5,109	210,133
First American Financial Corporation	743	45,613
First Citizens BancShares, Inc. Class A	51	99,780
First Hawaiian, Inc.	562	14,028
First Horizon Corporation	1,893	40,132
Fiserv, Inc.*	3,054	526,540
FNB Corporation	3,594	52,400
Franklin Resources, Inc.	2,992	71,359
Global Payments, Inc.	1,680	134,467
Globe Life, Inc.	522	64,879
Goldman Sachs Group, Inc. (The)	1,888	1,336,232
Hanover Insurance Group, Inc. (The)	160	27,179
Hartford Insurance Group, Inc. (The)	2,154	273,278
	Shares	Value
Houlihan Lokey, Inc.	294	$52,905
Huntington Bancshares, Inc.	8,224	137,834
Interactive Brokers Group, Inc. Class A	2,908	161,132
Intercontinental Exchange, Inc.	4,631	849,650
Invesco, Ltd.	3,293	51,931
Jack Henry & Associates, Inc.	540	97,292
Jefferies Financial Group, Inc.	252	13,782
JPMorgan Chase & Co.	22,339	6,476,299
Kemper Corporation	372	24,009
KeyCorp	4,063	70,777
KKR & Co., Inc.	3,595	478,243
Lazard, Inc.Δ	15	720
Lincoln National Corporation	1,223	42,316
Loews Corporation	392	35,931
M&T Bank Corporation	1,439	279,152
Markel Corporation*	45	89,881
MarketAxess Holdings, Inc.	359	80,179
Marsh & McLennan Cos., Inc.	3,650	798,036
MetLife, Inc.	3,650	293,533
MGIC Investment Corporation	1,510	42,038
Morgan Stanley	8,405	1,183,928
Mr. Cooper Group, Inc.*	437	65,205
MSCI, Inc.	182	104,967
Nasdaq, Inc.	1,492	133,415
Northern Trust Corporation	1,208	153,162
Old Republic International Corporation	957	36,787
OneMain Holdings, Inc.	357	20,349
PayPal Holdings, Inc.*	7,562	562,008
Pinnacle Financial Partners, Inc.	110	12,145
PNC Financial Services Group, Inc. (The)	3,232	602,509
Popular, Inc.	32	3,527
Primerica, Inc.	120	32,840
Principal Financial Group, Inc.	1,534	121,846
Progressive Corporation (The)	4,027	1,074,645
Prosperity Bancshares, Inc.	588	41,301
Prudential Financial, Inc.	2,657	285,468
Raymond James Financial, Inc.	1,227	188,185
Regions Financial Corporation	7,234	170,144
Reinsurance Group of America, Inc.	466	92,436
Rithm Capital Corporation REIT	212	2,393
RLI Corporation	374	27,010
Robinhood Markets, Inc. Class A*	5,155	482,663
S&P Global, Inc.	2,495	1,315,589
SEI Investments Co.	617	55,444
SLM Corporation	120	3,935
SoFi Technologies, Inc.Δ*	6,461	117,655
SouthState Corporation	544	50,064
Starwood Property Trust, Inc. REITΔ	2,512	50,416
State Street Corporation	1,515	161,105
Stifel Financial Corporation	286	29,681
Synchrony Financial	2,054	137,084
Synovus Financial Corporation	25	1,294
T. Rowe Price Group, Inc.Δ	1,240	119,660
TFS Financial Corporation	1,046	13,546

See Notes to Financial Statements.

	Shares	Value
TPG, Inc.	46	$2,413
Tradeweb Markets, Inc. Class A	610	89,304
Travelers Cos., Inc. (The)	1,778	475,686
Truist Financial Corporation	10,926	469,709
U.S. Bancorp	10,343	468,021
Unum Group	1,074	86,736
UWM Holdings Corporation	3,777	15,637
Virtu Financial, Inc. Class A	472	21,141
Voya Financial, Inc.	172	12,212
W.R. Berkley Corporation	2,474	181,765
Webster Financial Corporation	655	35,763
Wells Fargo & Co.	26,421	2,116,850
Western Alliance Bancorp	621	48,426
Western Union Co. (The)Δ	2,540	21,387
WEX, Inc.*	97	14,248
White Mountains Insurance Group, Ltd.	8	14,366
Zions Bancorp NA	579	30,073
		44,560,945
Health Care — 9.8%
Abbott Laboratories	14,713	2,001,115
Acadia Healthcare Co., Inc.*	2,723	61,785
Agilent Technologies, Inc.	2,022	238,616
Align Technology, Inc.*	531	100,534
Amedisys, Inc.*	1,194	117,478
Amgen, Inc.Δ	1,434	400,387
Avantor, Inc.*	6,026	81,110
Baxter International, Inc.	4,559	138,047
Becton, Dickinson and Co.	2,438	419,946
Biogen, Inc.*	2,477	311,086
BioMarin Pharmaceutical, Inc.*	3,490	191,845
Bio-Rad Laboratories, Inc. Class A*	146	35,233
Boston Scientific Corporation*	8,427	905,144
Bristol-Myers Squibb Co.	24,248	1,122,440
Bruker Corporation	1,251	51,541
Cardinal Health, Inc.	1,804	303,072
Centene Corporation*	5,998	325,571
Certara, Inc.*	2,766	32,362
Charles River Laboratories International, Inc.*	424	64,334
Chemed Corporation	369	179,677
Cigna Group (The)	2,294	758,351
Danaher Corporation	5,163	1,019,899
DENTSPLY SIRONA, Inc.	1,831	29,076
Edwards Lifesciences Corporation*	3,850	301,109
Elanco Animal Health, Inc.*	12,286	175,444
Elevance Health, Inc.	2,216	861,935
Encompass Health Corporation	2,203	270,154
Envista Holdings Corporation*	1,454	28,411
Exact Sciences Corporation*	1,941	103,145
Exelixis, Inc.*	1,399	61,661
GE HealthCare Technologies, Inc.	3,027	224,210
Gilead Sciences, Inc.	7,579	840,284
Globus Medical, Inc. Class A*	722	42,612
HCA Healthcare, Inc.	1,426	546,301
Henry Schein, Inc.*	2,191	160,053
Hologic, Inc.*	1,938	126,280
	Shares	Value
Humana, Inc.	976	$238,612
Illumina, Inc.*	1,181	112,679
Incyte Corporation*	1,716	116,860
Insmed, Inc.*	432	43,476
Ionis Pharmaceuticals, Inc.*	1,729	68,313
IQVIA Holdings, Inc.*	1,126	177,446
Labcorp Holdings, Inc.	1,193	313,174
McKesson Corporation	308	225,696
Mettler-Toledo International, Inc.*	173	203,227
Moderna, Inc.Δ*	3,377	93,171
Molina Healthcare, Inc.*	488	145,375
Neurocrine Biosciences, Inc.*	557	70,009
Organon & Co.	16,617	160,853
Quest Diagnostics, Inc.	1,795	322,436
Regeneron Pharmaceuticals, Inc.	1,018	534,450
Repligen Corporation*	365	45,399
ResMed, Inc.	834	215,172
Revolution Medicines, Inc.*	2,285	84,065
Revvity, Inc.Δ	1,119	108,230
Roivant Sciences, Ltd.Δ*	9,665	108,925
Solventum Corporation*	901	68,332
Sotera Health Co.*	1,844	20,505
Stryker Corporation	2,196	868,803
Teleflex, Inc.	413	48,883
Tenet Healthcare Corporation*	1,042	183,392
Thermo Fisher Scientific, Inc.	3,164	1,282,875
United Therapeutics Corporation*	551	158,330
Universal Health Services, Inc. Class B	1,006	182,237
Veeva Systems, Inc. Class A*	389	112,024
Viatris, Inc.	42,294	377,685
Viking Therapeutics, Inc.Δ*	1,539	40,784
Waters Corporation*	190	66,318
West Pharmaceutical Services, Inc.	550	120,340
Zimmer Biomet Holdings, Inc.	1,710	155,969
Zoetis, Inc.	3,659	570,621
		20,274,914
Industrials — 11.6%
3M Co.	2,911	443,171
A.O. Smith Corporation	1,446	94,814
Acuity, Inc.	191	56,983
Advanced Drainage Systems, Inc.	628	72,132
AECOM	836	94,351
AGCO Corporation	472	48,692
Air Lease Corporation	285	16,670
Alaska Air Group, Inc.*	509	25,185
Allison Transmission Holdings, Inc.	301	28,592
Amentum Holdings, Inc.*	1,083	25,570
American Airlines Group, Inc.Δ*	4,232	47,483
AMETEK, Inc.	1,529	276,688
API Group Corporation*	1,596	81,476
Applied Industrial Technologies, Inc.	151	35,100
Armstrong World Industries, Inc.	20	3,249
ATI, Inc.*	853	73,648
Automatic Data Processing, Inc.	607	187,199
Avis Budget Group, Inc.Δ*	89	15,045
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Boeing Co. (The)*	4,797	$1,005,115
Broadridge Financial Solutions, Inc.	207	50,307
Builders FirstSource, Inc.*	737	86,001
BWX Technologies, Inc.	488	70,301
C.H. Robinson Worldwide, Inc.	732	70,235
CACI International, Inc. Class A*	193	92,003
Carlisle Cos., Inc.Δ	336	125,462
Carrier Global Corporation	6,806	498,131
Caterpillar, Inc.	3,183	1,235,672
Clean Harbors, Inc.*	102	23,580
Concentrix CorporationΔ	396	20,931
Crane Co.	171	32,471
CSX Corporation	14,576	475,615
Cummins, Inc.	1,075	352,062
Curtiss-Wright Corporation	244	119,206
Dayforce, Inc.*	1,172	64,917
Deere & Co.	2,020	1,027,150
Delta Air Lines, Inc.	5,172	254,359
Donaldson Co., Inc.	78	5,409
Dover Corporation	587	107,556
Dun & Bradstreet Holdings, Inc.	3,147	28,606
EMCOR Group, Inc.	224	119,815
Emerson Electric Co.	4,535	604,652
Equifax, Inc.	713	184,931
Esab Corporation	213	25,677
Everus Construction Group, Inc.*	366	23,252
Expeditors International of Washington, Inc.	729	83,288
Fastenal Co.	974	40,908
FedEx Corporation	1,858	422,342
Ferguson Enterprises, Inc.	1,207	262,824
Flowserve Corporation	500	26,175
Fortive Corporation	1,984	103,426
Fortune Brands Innovations, Inc.	1,033	53,179
FTI Consulting, Inc.*	316	51,034
Generac Holdings, Inc.*	524	75,042
General Dynamics Corporation	2,126	620,069
Genpact, Ltd.	964	42,426
Graco, Inc.	384	33,012
GXO Logistics, Inc.*	454	22,110
Hexcel Corporation	239	13,501
Honeywell International, Inc.	4,451	1,036,549
Hubbell, Inc.Δ	395	161,322
Huntington Ingalls Industries, Inc.	279	67,367
IDEX Corporation	421	73,915
Illinois ToolWorks, Inc.	1,801	445,297
Ingersoll-Rand, Inc.	2,215	184,244
ITT, Inc.	165	25,877
J.B. Hunt Transport Services, Inc.	528	75,821
Jacobs Solutions, Inc.	533	70,063
KBR, Inc.	894	42,858
Kirby Corporation*	439	49,787
Knight-Swift Transportation Holdings, Inc.	1,131	50,024
L3Harris Technologies, Inc.	1,607	403,100
Landstar System, Inc.	43	5,978
Leidos Holdings, Inc.	928	146,401
Lincoln Electric Holdings, Inc.	233	48,306
	Shares	Value
Loar Holdings, Inc.*	116	$9,996
Lockheed Martin Corporation	1,286	595,598
Lyft, Inc. Class A*	2,601	40,992
ManpowerGroup, Inc.	282	11,393
Masco Corporation	1,698	109,283
MasTec, Inc.Δ*	319	54,367
Middleby Corporation (The)*	368	52,992
MSA Safety, Inc.	222	37,192
MSC Industrial Direct Co., Inc. Class A	225	19,130
Mueller Industries, Inc.	743	59,046
Nordson Corporation	293	62,810
Norfolk Southern Corporation	1,754	448,971
Northrop Grumman Corporation	957	478,481
Old Dominion Freight Line, Inc.	1,216	197,357
Oshkosh Corporation	349	39,625
Otis Worldwide Corporation	3,270	323,795
Owens Corning	692	95,164
PACCAR, Inc.	3,697	351,437
Parker-Hannifin Corporation	1,017	710,344
Parsons CorporationΔ*	577	41,411
Paychex, Inc.	1,992	289,756
Paycom Software, Inc.	155	35,867
Quanta Services, Inc.	227	85,824
QXO, Inc.*	4,517	97,296
RBC Bearings, Inc.*	135	51,948
Regal Beloit Corporation	479	69,436
Republic Services, Inc.	1,720	424,169
Robert Half, Inc.	712	29,228
Rockwell Automation, Inc.	768	255,107
RTX Corporation	11,422	1,667,840
Ryder System, Inc.	126	20,034
Saia, Inc.*	221	60,552
Schneider National, Inc. Class BΔ	610	14,732
Science Applications International Corporation	391	44,031
Simpson Manufacturing Co., Inc.	235	36,498
Snap-on, Inc.	367	114,203
Southwest Airlines Co.Δ	2,673	86,712
Spirit AeroSystems Holdings, Inc. Class A*	553	21,097
SS&C Technologies Holdings, Inc.	1,180	97,704
Stanley Black & Decker, Inc.	1,152	78,048
Tetra Tech, Inc.	1,638	58,902
Textron, Inc.	925	74,268
Timken Co. (The)	215	15,598
Toro Co. (The)	720	50,890
TransDigm Group, Inc.	337	512,456
TransUnion	1,412	124,256
Trex Co., Inc.*	968	52,640
U-Haul Holding Co.Δ*	430	26,041
Union Pacific Corporation	3,563	819,775
United Airlines Holdings, Inc.*	2,706	215,479
United Parcel Service, Inc. Class B	5,563	561,529
United Rentals, Inc.	424	319,442
Valmont Industries, Inc.	144	47,026
Veralto Corporation	360	36,342
Verisk Analytics, Inc.	207	64,481

See Notes to Financial Statements.

	Shares	Value
Vestis Corporation	55	$315
W.W. Grainger, Inc.	24	24,966
Watsco, Inc.	211	93,182
WESCO International, Inc.	274	50,745
Westinghouse Air Brake Technologies Corporation	1,210	253,313
WillScot Holdings Corporation	592	16,221
Woodward, Inc.	276	67,645
XPO Logistics, Inc.*	565	71,354
Xylem, Inc.	1,878	242,938
		24,184,979
Information Technology — 9.3%
Advanced Micro Devices, Inc.*	4,705	667,639
Akamai Technologies, Inc.*	1,004	80,079
Amdocs, Ltd.	450	41,058
Amkor Technology, Inc.	562	11,796
Analog Devices, Inc.	3,913	931,372
ANSYS, Inc.*	623	218,810
Applied Materials, Inc.	3,936	720,564
Arrow Electronics, Inc.*	438	55,814
Aurora Innovation, Inc.*	7,385	38,697
Avnet, Inc.	925	49,099
BILL Holdings, Inc.*	694	32,104
CCC Intelligent Solutions Holdings, Inc.Δ*	5,680	53,449
CDW Corporation	909	162,338
Ciena Corporation*	632	51,401
Cirrus Logic, Inc.*	165	17,202
Cisco Systems, Inc.	31,569	2,190,257
Cognex Corporation	1,100	34,892
Cognizant Technology Solutions Corporation Class A	3,656	285,278
Coherent Corporation*	975	86,980
Corning, Inc.	5,611	295,082
Crane Holdings Co.Δ	265	14,284
Dell Technologies, Inc. Class C	1,765	216,389
Docusign, Inc.*	550	42,840
Dolby Laboratories, Inc. Class A	375	27,848
Dropbox, Inc. Class A*	1,162	33,233
DXC Technology Co.*	1,336	20,427
Entegris, Inc.	724	58,391
EPAM Systems, Inc.*	297	52,516
F5, Inc.*	84	24,723
Fair Isaac Corporation*	31	56,667
First Solar, Inc.*	777	128,625
Gen Digital, Inc.	3,706	108,956
Globant SA*	389	35,337
Hewlett Packard Enterprise Co.	11,352	232,148
HP, Inc.	7,593	185,725
Informatica, Inc. Class A*	265	6,453
Intel Corporation	32,931	737,654
International Business Machines Corporation	7,338	2,163,096
IPG Photonics Corporation*	106	7,277
Jabil, Inc.	230	50,163
Juniper Networks, Inc.	101	4,033
Keysight Technologies, Inc.*	1,196	195,977
Kyndryl Holdings, Inc.*	1,014	42,547
	Shares	Value
Littelfuse, Inc.	158	$35,823
Lumentum Holdings, Inc.Δ*	189	17,966
MACOM Technology Solutions Holdings, Inc.*	137	19,631
Marvell Technology, Inc.	5,891	455,963
Microchip Technology, Inc.	3,921	275,921
Micron Technology, Inc.	8,351	1,029,261
MicroStrategy, Inc. Class AΔ*	1,698	686,383
MKS, Inc.Δ	116	11,526
MongoDB, Inc.*	503	105,625
Motorola Solutions, Inc.	687	288,856
nCino, Inc.Δ*	211	5,902
NetApp, Inc.	783	83,429
Nutanix, Inc. Class A*	1,086	83,014
Okta, Inc.*	792	79,176
ON Semiconductor Corporation*	2,668	139,830
Onto Innovation, Inc.*	192	19,379
Pegasystems, Inc.	633	34,264
PTC, Inc.*	684	117,881
Pure Storage, Inc. Class A*	240	13,819
Qorvo, Inc.*	390	33,115
QUALCOMM, Inc.	5,820	926,893
Ralliant Corporation*	661	32,052
Roper Technologies, Inc.	746	422,863
Salesforce, Inc.	5,961	1,625,505
Sandisk Corporation*	916	41,541
SentinelOne, Inc. Class A*	1,444	26,396
Skyworks Solutions, Inc.	924	68,856
Super Micro Computer, Inc.*	2,110	103,411
Synopsys, Inc.*	125	64,085
TD SYNNEX Corporation	564	76,535
Teledyne Technologies, Inc.*	406	207,998
Teradyne, Inc.	869	78,140
Texas Instruments, Inc.	3,663	760,512
Trimble, Inc.*	1,233	93,683
Twilio, Inc. Class A*	964	119,883
Tyler Technologies, Inc.*	72	42,684
UiPath, Inc. Class A*	5,051	64,653
Unity Software, Inc.Δ*	2,430	58,806
Universal Display Corporation	211	32,591
VeriSign, Inc.	446	128,805
Vontier Corporation	573	21,144
Western Digital Corporation	2,255	144,297
Wolfspeed, Inc.Δ*	737	294
Zebra Technologies Corporation Class A*	279	86,032
Zoom Communications, Inc.*	2,028	158,143
		19,391,786
Materials — 2.6%
Air Products and Chemicals, Inc.	1,880	530,273
Albemarle CorporationΔ	891	55,839
Alcoa Corporation	1,294	38,186
AptarGroup, Inc.	115	17,989
Ashland, Inc.	357	17,950
Avery Dennison Corporation	419	73,522
Axalta Coating Systems, Ltd.*	1,013	30,076
Ball Corporation	2,181	122,332
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Carpenter Technology Corporation	228	$63,015
Celanese Corporation	700	38,731
CF Industries Holdings, Inc.	1,411	129,812
Cleveland-Cliffs, Inc.Δ*	3,198	24,305
Corteva, Inc.	5,485	408,797
Crown Holdings, Inc.	676	69,614
Dow, Inc.	6,431	170,293
DuPont de Nemours, Inc.	3,157	216,539
Eagle Materials, Inc.	91	18,392
Eastman Chemical Co.	970	72,420
Ecolab, Inc.	1,104	297,462
Element Solutions, Inc.	799	18,097
FMC Corporation	870	36,323
Freeport-McMoRan, Inc.	10,502	455,262
Graphic Packaging Holding Co.Δ	2,065	43,510
Huntsman Corporation	1,831	19,079
International Flavors & Fragrances, Inc.	2,205	162,178
International Paper Co.Δ	4,238	198,466
Louisiana-Pacific Corporation	156	13,414
Martin Marietta Materials, Inc.	389	213,545
Mosaic Co. (The)	2,356	85,947
MP Materials CorporationΔ*	820	27,281
NewMarket Corporation	35	24,180
Newmont Corporation	8,936	520,611
Nucor Corporation	1,710	221,513
Olin Corporation	1,045	20,994
Packaging Corporation of America	468	88,195
PPG Industries, Inc.	1,729	196,674
Reliance, Inc.	174	54,619
Royal Gold, Inc.	436	77,538
RPM International, Inc.	912	100,174
Scotts Miracle-Gro Co. (The)	488	32,188
Sealed Air Corporation	615	19,083
Sherwin-Williams Co. (The)	200	68,672
Silgan Holdings, Inc.	449	24,327
Sonoco Products Co.	727	31,668
Steel Dynamics, Inc.	665	85,127
Vulcan Materials Co.	831	216,741
Westlake Corporation	362	27,487
		5,478,440
Real Estate — 4.1%
Agree Realty Corporation REITΔ	1,612	117,773
Alexandria Real Estate Equities, Inc. REIT	1,743	126,594
American Homes 4 Rent Class A REIT	2,301	82,997
Americold Realty Trust REIT	3,568	59,336
AvalonBay Communities, Inc. REIT	1,167	237,484
Brixmor Property Group, Inc. REIT	2,074	54,007
BXP, Inc. REIT	1,138	76,781
Camden Property Trust REIT	691	77,869
CBRE Group, Inc. Class A*	2,090	292,851
CoStar Group, Inc.*	3,031	243,692
Cousins Properties, Inc. REITΔ	1,298	38,979
Crown Castle, Inc. REIT	3,373	346,508
CubeSmart REIT	1,816	77,180
Digital Realty Trust, Inc. REIT	2,586	450,817
	Shares	Value
EastGroup Properties, Inc. REITΔ	275	$45,958
EPR Properties REITΔ	808	47,074
Equinix, Inc. REIT	709	563,988
Equity LifeStyle Properties, Inc. REIT	1,630	100,522
Equity Residential REIT	2,044	137,950
Essex Property Trust, Inc. REIT	388	109,959
Extra Space Storage, Inc. REIT	1,534	226,173
Federal Realty Investment Trust REIT	695	66,018
First Industrial Realty Trust, Inc. REIT	656	31,573
Healthcare Realty Trust, Inc. REIT	4,188	66,422
Healthpeak Properties, Inc. REIT	6,623	115,969
Highwoods Properties, Inc. REIT	625	19,431
Host Hotels & Resorts, Inc. REIT	5,729	87,997
Howard Hughes Holdings, Inc.*	135	9,112
Invitation Homes, Inc. REIT	4,512	147,994
Iron Mountain, Inc. REIT	1,960	201,037
Jones Lang LaSalle, Inc.*	229	58,574
Kilroy Realty Corporation REITΔ	743	25,492
Kimco Realty Corporation REIT	6,072	127,633
Lineage, Inc. REITΔ	646	28,114
Medical Properties Trust, Inc. REITΔ	4,047	17,443
Mid-America Apartment Communities, Inc. REIT	1,065	157,631
Millrose Properties, Inc. REIT	541	15,424
National Storage Affiliates Trust REIT	423	13,532
NNN REIT, Inc.	2,252	97,241
Omega Healthcare Investors, Inc. REIT	3,068	112,442
Park Hotels & Resorts, Inc. REITΔ	7,044	72,060
Prologis, Inc. REIT	6,998	735,630
Public Storage REIT	1,302	382,033
Rayonier, Inc. REIT	927	20,561
Regency Centers Corporation REIT	1,227	87,399
Rexford Industrial Realty, Inc. REIT	1,998	71,069
SBA Communications Corporation REIT	868	203,841
Simon Property Group, Inc. REIT	1,529	245,802
STAG Industrial, Inc. REIT	1,498	54,347
Sun Communities, Inc. REIT	1,057	133,700
UDR, Inc. REIT	1,813	74,025
Ventas, Inc. REIT	3,444	217,489
Vornado Realty Trust REIT	1,242	47,494
Welltower, Inc. REIT	5,923	910,543
Weyerhaeuser Co. REIT	6,055	155,553
WP Carey, Inc. REIT	2,217	138,296
Zillow Group, Inc. Class A*	487	33,355
Zillow Group, Inc. Class C*	1,218	85,321
		8,582,089
Utilities — 4.5%
AES Corporation (The)	4,331	45,562
Alliant Energy Corporation	951	57,507
Ameren Corporation	1,411	135,512
American Electric Power Co., Inc.	4,952	513,820
American Water Works Co., Inc.	1,390	193,363
Atmos Energy CorporationΔ	1,153	177,689
CenterPoint Energy, Inc.Δ	3,559	130,758

See Notes to Financial Statements.

	Shares	Value
Clearway Energy, Inc. Class C	854	$27,328
CMS Energy Corporation	1,858	128,722
Consolidated Edison, Inc.	3,067	307,773
Constellation Energy Corporation	2,229	719,432
Dominion Energy, Inc.	7,009	396,149
DTE Energy Co.	1,307	173,125
Duke Energy Corporation	7,451	879,218
Edison International	3,177	163,933
Entergy Corporation	2,538	210,959
Essential Utilities, Inc.	1,884	69,972
Evergy, Inc.	1,266	87,265
Eversource Energy	3,342	212,618
Exelon Corporation	7,382	320,526
FirstEnergy Corporation	4,669	187,974
IDACORP, Inc.	154	17,779
MDU Resources Group, Inc.	1,464	24,405
National Fuel Gas Co.	495	41,931
NextEra Energy, Inc.	16,315	1,132,587
NiSource, Inc.	2,690	108,515
OGE Energy Corporation	1,619	71,851
PG&E Corporation	16,142	225,020
Pinnacle West Capital Corporation	571	51,087
PPL Corporation	5,529	187,378
Public Service Enterprise Group, Inc.	3,524	296,650
Sempra	4,474	338,995
Southern Co. (The)	10,166	933,544
Talen Energy Corporation*	288	83,742
UGI CorporationΔ	1,214	44,214
WEC Energy Group, Inc.	3,115	324,583
Xcel Energy, Inc.Δ	4,876	332,056
		9,353,542
Total Common Stocks (Cost $163,215,586)		190,111,325
FOREIGN COMMON STOCKS — 5.3%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	314	3,143
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	495	120,236
Brazil — 0.0%
XP, Inc. Class A	2,969	59,974
Canada — 0.1%
Brookfield Asset Management, Ltd. Class A	1,182	65,341
Brookfield Renewable Corporation	748	24,519
RB Global, Inc.	955	101,412
Restaurant Brands International, Inc.Δ	837	55,485
		246,757
China — 0.0%
Amer Sports, Inc.*	684	26,512
Curacao — 0.2%
Schlumberger NV	9,428	318,666
	Shares	Value
Ireland — 3.6%
Accenture PLC Class A	4,903	$1,465,458
Allegion PLC	804	115,872
Aon PLC Class A	112	39,957
CRH PLC	5,199	477,268
Eaton Corporation PLC	2,804	1,001,000
Jazz Pharmaceuticals PLC*	2,250	238,770
Johnson Controls International PLC	5,220	551,336
Linde PLC	3,892	1,826,049
Medtronic PLC	11,286	983,801
nVent Electric PLC	909	66,584
Pentair PLC	1,088	111,694
Smurfit WestRock PLC	3,588	154,822
STERIS PLC	790	189,774
Willis Towers Watson PLC	654	200,451
		7,422,836
Jersey — 0.2%
Amcor PLC	18,509	170,098
Aptiv PLC*	2,117	144,422
Clarivate PLCΔ*	2,929	12,595
Janus Henderson Group PLC	484	18,798
		345,913
Netherlands — 0.1%
CNH Industrial NV	6,960	90,201
LyondellBasell Industries NV Class AΔ	2,515	145,518
QIAGEN NVΔ*	1,666	80,068
		315,787
Singapore — 0.1%
Flex, Ltd.*	2,603	129,942
Switzerland — 0.6%
Bunge Global SA	1,106	88,790
Chubb, Ltd.	3,456	1,001,272
Garmin, Ltd.	1,068	222,913
		1,312,975
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	90	3,438
United Kingdom — 0.3%
Anglogold Ashanti PLCΔ	3,346	152,477
Gates Industrial Corporation PLC*	930	21,418
Royalty Pharma PLC Class A	12,547	452,069
Sensata Technologies Holding PLC	1,040	31,314
TechnipFMC PLC	1,110	38,228
		695,506
Total Foreign Common Stocks (Cost $9,094,767)		11,001,685
MUTUAL FUNDS — 1.3%
iShares Russell 1000 Value ETFΔ (Cost $2,480,402)	13,420	2,606,567
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 2.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	932,253	$932,253
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	3,697,404	3,697,404
Total Money Market Funds (Cost $4,629,657)		4,629,657
TOTAL INVESTMENTS — 100.3% (Cost $179,420,412)		208,349,234
Liabilities in Excess of Other Assets — (0.3)%		(554,414)
NET ASSETS — 100.0%		$207,794,820
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2025	10	$3,126,875	$100,795
S&P 500® Micro E-Mini	09/2025	15	469,031	16,592
Total Futures Contracts outstanding at June 30, 2025			$3,595,906	$117,387
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$190,111,325	$190,111,325	$—	$—
Foreign Common Stocks	11,001,685	11,001,685	—	—
Money Market Funds	4,629,657	4,629,657	—	—
Mutual Funds	2,606,567	2,606,567	—	—
Total Assets - Investments in Securities	$208,349,234	$208,349,234	$ —	$ —
Other Financial Instruments***
Futures Contracts	$117,387	$117,387	$—	$—
Total Assets - Other Financial Instruments	$117,387	$117,387	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 82.2%
Communication Services — 6.1%
Alphabet, Inc. Class A	28,620	$5,043,703
Alphabet, Inc. Class C	66,273	11,756,167
AT&T, Inc.	222,253	6,432,001
Comcast Corporation Class A	413,114	14,744,039
Electronic Arts, Inc.	60,672	9,689,318
Verizon Communications, Inc.	125,573	5,433,544
Walt Disney Co. (The)	69,889	8,666,935
		61,765,707
Consumer Discretionary — 4.6%
Best Buy Co., Inc.	38,043	2,553,827
Carnival Corporation*	501,343	14,097,765
Dick's Sporting Goods, Inc.Δ	9,171	1,814,115
General Motors Co.	156,729	7,712,634
Lennar Corporation Class A	112,314	12,423,052
Tapestry, Inc.Δ	86,911	7,631,655
		46,233,048
Consumer Staples — 5.7%
Coca-Cola Co. (The)	65,272	4,617,994
Estee Lauder Cos., Inc. (The) Class A	58,881	4,757,585
Kenvue, Inc.	568,455	11,897,763
Keurig Dr. Pepper, Inc.	360,848	11,929,635
Mondelez International, Inc. Class A	96,299	6,494,404
PepsiCo, Inc.	96,693	12,767,344
Procter & Gamble Co. (The)	35,146	5,599,461
		58,064,186
Energy — 5.9%
Baker Hughes Co.	138,770	5,320,442
Exxon Mobil Corporation	290,360	31,300,808
Halliburton Co.	302,219	6,159,223
Hess Corporation	32,086	4,445,195
Permian Resources CorporationΔ	339,313	4,621,443
Phillips 66	66,568	7,941,562
		59,788,673
Financials — 21.7%
Allstate Corporation (The)	15,563	3,132,988
American Express Co.	19,982	6,373,858
American International Group, Inc.	148,147	12,679,902
Ameriprise Financial, Inc.	8,927	4,764,608
Apollo Global Management, Inc.	44,053	6,249,799
Bank of America Corporation	281,282	13,310,264
Bank of New York Mellon Corporation (The)	175,853	16,021,967
Berkshire Hathaway, Inc. Class B*	10,794	5,243,401
Blackrock, Inc.	9,388	9,850,359
Capital One Financial Corporation	18,731	3,985,208
Charles Schwab Corporation (The)	90,259	8,235,231
Equitable Holdings, Inc.	73,161	4,104,332
Everest Group, Ltd.	10,475	3,559,929
Fidelity National Information Services, Inc.	135,731	11,049,861
Fiserv, Inc.*	56,008	9,656,339
Intercontinental Exchange, Inc.	62,816	11,524,852
JPMorgan Chase & Co.	88,631	25,695,013
	Shares	Value
Marsh & McLennan Cos., Inc.	23,366	$5,108,742
MetLife, Inc.	87,397	7,028,467
Morgan Stanley	53,362	7,516,571
Reinsurance Group of America, Inc.	48,225	9,565,911
SLM Corporation	119,585	3,921,192
Truist Financial Corporation	305,381	13,128,329
Wells Fargo & Co.	129,734	10,394,288
Western Alliance Bancorp	86,096	6,713,766
		218,815,177
Health Care — 8.5%
Amgen, Inc.Δ	21,270	5,938,797
Avantor, Inc.*	551,296	7,420,444
Becton, Dickinson and Co.	59,344	10,222,004
Bristol-Myers Squibb Co.	56,035	2,593,860
Elevance Health, Inc.	19,497	7,583,553
GE HealthCare Technologies, Inc.	90,774	6,723,630
Henry Schein, Inc.Δ*	86,962	6,352,574
Humana, Inc.	27,393	6,697,041
IQVIA Holdings, Inc.*	46,628	7,348,106
McKesson Corporation	16,172	11,850,518
UnitedHealth Group, Inc.	11,947	3,727,106
Zimmer Biomet Holdings, Inc.	101,929	9,296,944
		85,754,577
Industrials — 7.4%
AECOM	40,497	4,570,491
Cummins, Inc.	12,740	4,172,350
Fortive Corporation	50,138	2,613,694
GE Vernova, Inc.	12,752	6,747,721
J.B. Hunt Transport Services, Inc.	63,924	9,179,486
Norfolk Southern Corporation	42,686	10,926,335
Oshkosh Corporation	33,792	3,836,744
RTX Corporation	33,034	4,823,625
Textron, Inc.	53,444	4,291,019
United Parcel Service, Inc. Class B	61,043	6,161,680
Vertiv Holdings Co. Class A	93,750	12,038,438
Xylem, Inc.	42,827	5,540,101
		74,901,684
Information Technology — 9.6%
Analog Devices, Inc.	37,831	9,004,535
Cisco Systems, Inc.	94,738	6,572,922
Cognizant Technology Solutions Corporation Class A	54,691	4,267,539
Entegris, Inc.	107,550	8,673,907
F5, Inc.*	13,875	4,083,690
Intel Corporation	186,621	4,180,310
International Business Machines Corporation	47,360	13,960,781
Microchip Technology, Inc.Δ	100,185	7,050,018
NetApp, Inc.	42,106	4,486,394
Oracle Corporation	50,066	10,945,930
QUALCOMM, Inc.	67,580	10,762,791
Ralliant Corporation*	16,713	810,397
Salesforce, Inc.	15,214	4,148,706
Texas Instruments, Inc.	37,222	7,728,032
		96,675,952
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Materials — 3.3%
Air Products and Chemicals, Inc.	35,036	$9,882,254
Axalta Coating Systems, Ltd.*	214,114	6,357,045
DuPont de Nemours, Inc.	46,139	3,164,674
Freeport-McMoRan, Inc.	65,141	2,823,862
Graphic Packaging Holding Co.Δ	288,490	6,078,484
Packaging Corporation of America	25,979	4,895,743
		33,202,062
Real Estate — 3.3%
American Tower Corporation REIT	25,509	5,637,999
Jones Lang LaSalle, Inc.*	26,040	6,660,511
Mid-America Apartment Communities, Inc. REIT	32,603	4,825,570
Prologis, Inc. REIT	34,659	3,643,354
Public Storage REIT	24,765	7,266,547
Simon Property Group, Inc. REIT	32,934	5,294,470
		33,328,451
Utilities — 6.1%
Atmos Energy CorporationΔ	74,176	11,431,263
Duke Energy Corporation	98,282	11,597,276
Entergy Corporation	151,270	12,573,562
NiSource, Inc.	184,906	7,459,108
Pinnacle West Capital Corporation	109,261	9,775,582
Xcel Energy, Inc.Δ	130,761	8,904,824
		61,741,615
Total Common Stocks (Cost $732,230,700)		830,271,132
FOREIGN COMMON STOCKS — 13.0%
Canada — 0.6%
Bank of Nova Scotia (The)	114,956	6,353,618
France — 0.4%
TotalEnergies SE ADRΔ	60,088	3,688,802
Germany — 0.5%
Siemens AG	20,261	5,204,204
Ireland — 7.6%
CRH PLC	85,350	7,835,130
Johnson Controls International PLC	186,908	19,741,223
Medtronic PLC	282,764	24,648,538
nVent Electric PLC	56,031	4,104,271
Seagate Technology Holdings PLCΔ	30,996	4,473,653
TE Connectivity PLC	38,683	6,524,662
Willis Towers Watson PLC	31,727	9,724,325
		77,051,802
Jersey — 1.1%
Aptiv PLC*	163,145	11,129,752
Singapore — 0.7%
Flex, Ltd.*	134,683	6,723,375
Switzerland — 0.7%
Roche Holding AG	21,255	6,938,055
United Kingdom — 1.4%
Reckitt Benckiser Group PLC	54,620	3,721,097
	Shares	Value
Unilever PLC ADRΔ	161,669	$9,889,293
		13,610,390
Total Foreign Common Stocks (Cost $113,167,437)		130,699,998
MUTUAL FUNDS — 0.9%
iShares Russell 1000 Value ETFΔ (Cost $8,538,354)	46,733	9,076,951
MONEY MARKET FUNDS — 5.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	8,866,587	8,866,587
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	43,015,932	43,015,932
Total Money Market Funds (Cost $51,882,519)		51,882,519
TOTAL INVESTMENTS — 101.2% (Cost $905,819,010)		1,021,930,600
Liabilities in Excess of Other Assets — (1.2)%		(11,657,362)
NET ASSETS — 100.0%		$1,010,273,238

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2025	27	$8,442,563	$150,404
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/26/25	British Pounds	235,230	U.S. Dollars	322,886	GSC	$190
Subtotal Appreciation						$190
09/26/25	U.S. Dollars	2,081,471	Euro	1,793,538	JPM	$(43,768)
09/26/25	U.S. Dollars	2,080,702	Euro	1,793,538	GSC	(44,538)
09/26/25	U.S. Dollars	2,080,541	Euro	1,793,538	UBS	(44,699)
09/26/25	U.S. Dollars	2,392,388	Euro	2,058,622	MSCS	(46,960)
09/26/25	U.S. Dollars	3,312,863	Swiss Francs	2,680,256	JPM	(103,119)
09/26/25	U.S. Dollars	3,312,782	Swiss Francs	2,680,255	UBS	(103,200)
09/26/25	U.S. Dollars	4,351,894	British Pounds	3,248,228	GSC	(109,382)
09/26/25	U.S. Dollars	4,350,962	British Pounds	3,248,228	CITI	(110,315)
09/26/25	U.S. Dollars	4,350,264	British Pounds	3,248,228	MLIB	(111,013)
Subtotal Depreciation						$(716,994)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(716,804)
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$830,271,132	$830,271,132	$—	$—
Foreign Common Stocks:
Germany	5,204,204	—	5,204,204	—
Switzerland	6,938,055	—	6,938,055	—
United Kingdom	13,610,390	9,889,293	3,721,097	—
Other^^	104,947,349	104,947,349	—	—
Total Foreign Common Stocks	130,699,998	114,836,642	15,863,356	—
Money Market Funds	51,882,519	51,882,519	—	—
Mutual Funds	9,076,951	9,076,951	—	—
Total Assets - Investments in Securities	$1,021,930,600	$1,006,067,244	$15,863,356	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$190	$—	$190	$—
Futures Contracts	150,404	150,404	—	—
Total Assets - Other Financial Instruments	$150,594	$150,404	$190	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(716,994)	$—	$(716,994)	$—
Total Liabilities - Other Financial Instruments	$(716,994)	$ —	$(716,994)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Communication Services — 11.2%
Alphabet, Inc. Class A	40,122	$7,070,700
Alphabet, Inc. Class C	32,646	5,791,074
AST SpaceMobile, Inc.Δ*	1,678	78,413
DoubleVerify Holdings, Inc.*	1,156	17,305
Iridium Communications, Inc.	587	17,710
Liberty Broadband Corporation*	244	24,005
Liberty Media Corporation-Liberty Formula One Class CΔ*	782	81,719
Live Nation Entertainment, Inc.Δ*	1,643	248,553
Meta Platforms, Inc. Class A	19,175	14,152,876
Netflix, Inc.*	4,525	6,059,563
Nexstar Media Group, Inc. Class AΔ	154	26,634
Pinterest, Inc. Class A*	2,997	107,473
Reddit, Inc. Class A*	1,230	185,201
ROBLOX Corporation Class A*	6,046	636,039
Roku, Inc.*	116	10,195
Spotify Technology SA*	1,646	1,263,042
Take-Two Interactive Software, Inc.*	659	160,038
TKO Group Holdings, Inc.	294	53,493
Trade Desk, Inc. (The) Class A*	4,724	340,081
Trump Media & Technology Group CorporationΔ*	623	11,239
		36,335,353
Consumer Discretionary — 12.8%
Airbnb, Inc. Class A*	4,572	605,058
Amazon.com, Inc.*	74,347	16,310,988
AutoZone, Inc.*	27	100,230
Booking Holdings, Inc.	331	1,916,238
Burlington Stores, Inc.*	627	145,865
Carnival Corporation*	3,588	100,895
Carvana Co.*	1,360	458,266
Cava Group, Inc.*	991	83,472
Chewy, Inc. Class A*	2,038	86,860
Chipotle Mexican Grill, Inc.*	14,578	818,555
Choice Hotels International, Inc.Δ	175	22,204
Coupang, Inc.*	13,411	401,794
Darden Restaurants, Inc.	1,289	280,963
Deckers Outdoor Corporation*	1,470	151,513
Domino’s Pizza, Inc.	143	64,436
DoorDash, Inc. Class A*	3,827	943,394
Duolingo, Inc.*	395	161,958
Dutch Bros., Inc. Class A*	1,215	83,070
Etsy, Inc.*	561	28,140
Expedia Group, Inc.	1,282	216,248
Floor & Decor Holdings, Inc. Class A*	163	12,381
Grand Canyon Education, Inc.*	7	1,323
H&R Block, Inc.	280	15,369
Hilton Worldwide Holdings, Inc.	2,705	720,450
Home Depot, Inc. (The)	8,280	3,035,779
Lululemon Athletica, Inc.*	603	143,261
Marriott International, Inc. Class A	2,047	559,261
McDonald’s Corporation	659	192,540
Murphy U.S.A., Inc.	164	66,715
Norwegian Cruise Line Holdings, Ltd.*	4,499	91,240
	Shares	Value
O’Reilly Automotive, Inc.*	8,376	$754,929
Planet Fitness, Inc. Class A*	924	100,762
Pool CorporationΔ	22	6,413
Ross Stores, Inc.	578	73,741
Royal Caribbean Cruises, Ltd.	2,737	857,064
SharkNinja, Inc.*	118	11,681
Somnigroup International, Inc.Δ	2,273	154,678
Starbucks CorporationΔ	1,867	171,073
Tapestry, Inc.	1,802	158,234
Tesla, Inc.*	30,008	9,532,341
Texas Roadhouse, Inc.	708	132,686
TJX Cos., Inc. (The)	6,009	742,051
Tractor Supply Co.Δ	5,563	293,559
Travel + Leisure Co.	378	19,509
Ulta Beauty, Inc.*	91	42,572
Vail Resorts, Inc.Δ	371	58,295
Valvoline, Inc.*	790	29,917
Viking Holdings, Ltd.*	2,274	121,181
Wendy's Co. (The)Δ	1,581	18,055
Williams-Sonoma, Inc.	118	19,278
Wingstop, Inc.	306	103,042
Wyndham Hotels & Resorts, Inc.	874	70,977
Yum! Brands, Inc.	1,321	195,746
		41,486,250
Consumer Staples — 2.7%
BJ's Wholesale Club Holdings, Inc.*	182	19,625
Casey’s General Stores, Inc.	60	30,616
Celsius Holdings, Inc.*	1,642	76,173
Coca-Cola Co. (The)	21,281	1,505,631
Colgate-Palmolive Co.	4,977	452,409
Costco Wholesale Corporation	4,763	4,715,084
Darling Ingredients, Inc.*	261	9,902
Freshpet, Inc.*	20	1,359
Hershey Co. (The)Δ	229	38,003
Kimberly-Clark Corporation	1,709	220,324
Monster Beverage Corporation*	7,347	460,216
PepsiCo, Inc.	2,426	320,329
Sprouts Farmers Market, Inc.*	1,024	168,592
Sysco Corporation	3,180	240,853
Walmart, Inc.	5,140	502,589
		8,761,705
Energy — 0.3%
Cheniere Energy, Inc.	928	225,987
Phillips 66	83	9,902
Targa Resources Corporation	2,101	365,742
Texas Pacific Land CorporationΔ	193	203,883
Williams Cos., Inc. (The)	159	9,987
		815,501
Financials — 6.1%
Affirm Holdings, Inc.*	1,656	114,496
American Express Co.	1,877	598,725
Ameriprise Financial, Inc.	909	485,161
Apollo Global Management, Inc.	3,076	436,392
Ares Management Corporation Class AΔ	2,101	363,893
Arthur J. Gallagher & Co.	241	77,149
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Bank of America Corporation	6,500	$307,580
Bank of New York Mellon Corporation (The)	772	70,337
Blackstone, Inc.	7,939	1,187,516
Block, Inc.*	2,065	140,275
Blue Owl Capital, Inc.	6,059	116,393
Brown & Brown, Inc.	372	41,244
Charles Schwab Corporation (The)	1,681	153,374
Citigroup, Inc.	3,918	333,500
Coinbase Global, Inc. Class A*	207	72,551
Corpay, Inc.*	722	239,574
Credit Acceptance CorporationΔ*	47	23,943
Equitable Holdings, Inc.	3,213	180,249
Everest Group, Ltd.	97	32,965
FactSet Research Systems, Inc.	58	25,942
Fiserv, Inc.*	1,694	292,063
Freedom Holding CorporationΔ*	155	22,638
Goldman Sachs Group, Inc. (The)	255	180,476
Hamilton Lane, Inc. Class A	181	25,724
Houlihan Lokey, Inc.	168	30,232
Interactive Brokers Group, Inc. Class A	187	10,362
Jefferies Financial Group, Inc.	681	37,244
Kinsale Capital Group, Inc.Δ	225	108,877
KKR & Co., Inc.	1,870	248,766
Lazard, Inc.Δ	231	11,083
LPL Financial Holdings, Inc.	855	320,599
Markel Corporation*	38	75,900
Marsh & McLennan Cos., Inc.	885	193,496
Mastercard, Inc. Class A	8,789	4,938,891
Moody’s Corporation	1,704	854,709
Morningstar, Inc.	119	37,358
MSCI, Inc.	420	242,231
Progressive Corporation (The)	416	111,014
RLI Corporation	450	32,499
Robinhood Markets, Inc. Class A*	995	93,162
Ryan Specialty Holdings, Inc.Δ	1,294	87,979
Shift4 Payments, Inc. Class AΔ*	588	58,277
SoFi Technologies, Inc.Δ*	531	9,670
Toast, Inc. Class A*	4,669	206,790
TPG, Inc.	1,351	70,860
Tradeweb Markets, Inc. Class A	93	13,615
Visa, Inc. Class A	18,317	6,503,451
WEX, Inc.*	64	9,401
		19,828,626
Health Care — 6.8%
Alnylam Pharmaceuticals, Inc.*	1,704	555,657
Amgen, Inc.Δ	5,623	1,569,998
Apellis Pharmaceuticals, Inc.*	4,513	78,120
Boston Scientific Corporation*	3,303	354,775
Bristol-Myers Squibb Co.	6,337	293,340
Cardinal Health, Inc.	1,304	219,072
Cencora, Inc.	2,070	620,689
Chemed Corporation	12	5,843
Cigna Group (The)	292	96,529
Corcept Therapeutics, Inc.*	1,226	89,988
DaVita, Inc.*	463	65,954
	Shares	Value
Dexcom, Inc.*	4,208	$367,316
Doximity, Inc. Class A*	1,420	87,103
Eli Lilly and Co.	8,632	6,728,903
Exact Sciences Corporation*	1,761	93,580
Exelixis, Inc.*	5,470	241,090
Gilead Sciences, Inc.	6,346	703,581
Halozyme Therapeutics, Inc.*	3,266	169,897
HCA Healthcare, Inc.	473	181,206
IDEXX Laboratories, Inc.*	890	477,343
Incyte Corporation*	2,882	196,264
Insmed, Inc.*	2,763	278,068
Inspire Medical Systems, Inc.*	339	43,992
Insulet Corporation*	755	237,206
Intuitive Surgical, Inc.*	3,855	2,094,846
Ionis Pharmaceuticals, Inc.*	5,938	234,610
Masimo CorporationΔ*	516	86,802
McKesson Corporation	1,253	918,173
Medpace Holdings, Inc.*	357	112,048
Molina Healthcare, Inc.*	325	96,818
Natera, Inc.*	2,039	344,469
Neurocrine Biosciences, Inc.*	2,269	285,191
Penumbra, Inc.*	390	100,086
Repligen Corporation*	268	33,334
ResMed, Inc.	414	106,812
Sarepta Therapeutics, Inc.*	3,930	67,203
Sotera Health Co.*	2,972	33,049
Stryker Corporation	1,192	471,591
Summit Therapeutics, Inc.*	2,081	44,284
Tempus AI, Inc.Δ*	914	58,076
Ultragenyx Pharmaceutical, Inc.*	4,895	177,982
Veeva Systems, Inc. Class A*	1,303	375,238
Vertex Pharmaceuticals, Inc.*	3,396	1,511,899
Viking Therapeutics, Inc.Δ*	1,355	35,908
Waters Corporation*	585	204,188
Zoetis, Inc.	4,512	703,646
		21,851,767
Industrials — 5.5%
3M Co.	1,094	166,551
AAON, Inc.Δ	535	39,456
Automatic Data Processing, Inc.	4,115	1,269,066
Avis Budget Group, Inc.Δ*	56	9,467
Axon Enterprise, Inc.*	793	656,556
AZEK Co., Inc. (The)*	530	28,805
Boeing Co. (The)*	1,124	235,512
Booz Allen Hamilton Holding Corporation	1,274	132,662
Broadridge Financial Solutions, Inc.	1,142	277,540
BWX Technologies, Inc.	165	23,770
Carlisle Cos., Inc.Δ	65	24,271
Caterpillar, Inc.	660	256,219
Cintas Corporation	3,752	836,208
Comfort Systems U.S.A., Inc.	354	189,818
Copart, Inc.*	8,778	430,736
Core & Main, Inc. Class A*	863	52,082
Dayforce, Inc.*	175	9,693
EMCOR Group, Inc.	139	74,350

See Notes to Financial Statements.

	Shares	Value
Equifax, Inc.	196	$50,836
ExlService Holdings, Inc.*	1,101	48,213
Fastenal Co.	9,797	411,474
Ferguson Enterprises, Inc.	93	20,251
FTAI Aviation, Ltd.	1,098	126,314
GE Vernova, Inc.	2,911	1,540,356
General Electric Co.	11,297	2,907,735
HEICO Corporation	472	154,816
HEICO Corporation Class A	849	219,679
Howmet Aerospace, Inc.	4,284	797,381
Illinois ToolWorks, Inc.	1,210	299,172
Karman Holdings, Inc.Δ*	232	11,686
KBR, Inc.	382	18,313
Lennox International, Inc.	315	180,571
Leonardo DRS, Inc.	234	10,876
Loar Holdings, Inc.*	411	35,416
Lockheed Martin Corporation	683	316,325
Lyft, Inc. Class A*	1,813	28,573
MasTec, Inc.*	90	15,339
Old Dominion Freight Line, Inc.	14	2,272
Paychex, Inc.	1,145	166,552
Paycom Software, Inc.	250	57,850
Paylocity Holding Corporation*	345	62,511
Quanta Services, Inc.	1,208	456,721
RBC Bearings, Inc.*	26	10,005
Rocket Lab Corporation*	4,116	147,229
Rockwell Automation, Inc.	92	30,560
Rollins, Inc.	3,045	171,799
Southwest Airlines Co.Δ	474	15,377
Tetra Tech, Inc.	627	22,547
TransDigm Group, Inc.	136	206,807
Uber Technologies, Inc.*	21,420	1,998,486
U-Haul Holding Co.	435	23,651
Union Pacific Corporation	569	130,915
Veralto Corporation	1,037	104,685
Verisk Analytics, Inc.	999	311,188
Vertiv Holdings Co. Class A	4,040	518,776
W.W. Grainger, Inc.	393	408,814
Waste Management, Inc.	4,165	953,035
WillScot Holdings Corporation	504	13,810
XPO Logistics, Inc.Δ*	184	23,237
		17,742,915
Information Technology — 49.8%
Adobe, Inc.*	4,552	1,761,078
Advanced Micro Devices, Inc.*	10,028	1,422,973
Amphenol Corporation Class A	12,952	1,279,010
Appfolio, Inc. Class A*	193	44,444
Apple, Inc.	157,442	32,302,375
Applied Materials, Inc.	2,472	452,549
AppLovin Corporation Class A*	2,540	889,203
Arista Networks, Inc.*	11,015	1,126,945
Astera Labs, Inc.*	1,490	134,726
Atlassian Corporation Class A*	1,726	350,533
Autodesk, Inc.*	2,262	700,247
Bentley Systems, Inc. Class B	1,625	87,701
Broadcom, Inc.	49,298	13,588,994
Cadence Design Systems, Inc.*	2,917	898,874
	Shares	Value
CDW Corporation	133	$23,752
Cloudflare, Inc. Class A*	3,292	644,672
Confluent, Inc. Class A*	3,093	77,108
Crowdstrike Holdings, Inc. Class A*	2,599	1,323,697
Datadog, Inc. Class A*	3,257	437,513
Dell Technologies, Inc. Class C	492	60,319
Docusign, Inc.*	1,447	112,707
Dropbox, Inc. Class A*	71	2,031
Dynatrace, Inc.*	2,798	154,478
Enphase Energy, Inc.*	1,386	54,955
Entegris, Inc.	183	14,759
Fair Isaac Corporation*	214	391,183
Fortinet, Inc.*	6,769	715,619
Gartner, Inc.*	809	327,014
Gen Digital, Inc.	700	20,580
Gitlab, Inc. Class A*	1,253	56,523
Globant SAΔ*	258	23,437
GoDaddy, Inc. Class A*	1,515	272,791
Guidewire Software, Inc.*	868	204,371
HubSpot, Inc.*	532	296,127
Intuit, Inc.	2,926	2,304,605
Jabil, Inc.	715	155,941
KLA Corporation	1,422	1,273,742
Kyndryl Holdings, Inc.*	239	10,028
Lam Research Corporation	13,656	1,329,275
Lattice Semiconductor CorporationΔ*	1,217	59,621
MACOM Technology Solutions Holdings, Inc.*	114	16,335
Manhattan Associates, Inc.*	580	114,533
Marvell Technology, Inc.	586	45,356
Microsoft Corporation	79,246	39,417,753
MicroStrategy, Inc. Class AΔ*	140	56,592
MongoDB, Inc.*	60	12,599
Monolithic Power Systems, Inc.	487	356,182
Motorola Solutions, Inc.	797	335,107
NetApp, Inc.	978	104,206
Nutanix, Inc. Class A*	631	48,234
NVIDIA Corporation	249,730	39,454,843
Okta, Inc.*	694	69,379
Onto Innovation, Inc.*	100	10,093
Oracle Corporation	17,765	3,883,962
Palantir Technologies, Inc. Class A*	23,280	3,173,530
Palo Alto Networks, Inc.*	7,017	1,435,959
Pegasystems, Inc.	65	3,518
Procore Technologies, Inc.Δ*	981	67,120
PTC, Inc.*	51	8,789
Pure Storage, Inc. Class A*	2,811	161,857
QUALCOMM, Inc.	2,718	432,869
RingCentral, Inc. Class A*	475	13,466
Rubrik, Inc. Class A*	570	51,066
Salesforce, Inc.	1,149	313,321
Samsara, Inc. Class A*	2,707	107,684
SentinelOne, Inc. Class A*	1,653	30,217
ServiceNow, Inc.*	2,210	2,272,057
Snowflake, Inc. Class A*	3,345	748,511
Super Micro Computer, Inc.Δ*	2,477	121,398
Synopsys, Inc.*	1,453	744,924
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Teradata Corporation*	688	$15,349
Texas Instruments, Inc.	4,047	840,238
Twilio, Inc. Class A*	214	26,613
Tyler Technologies, Inc.*	368	218,165
Ubiquiti, Inc.Δ	44	18,113
Unity Software, Inc.Δ*	1,194	28,895
Workday, Inc. Class A*	2,290	549,600
Zscaler, Inc.*	1,015	318,649
		161,013,582
Materials — 0.3%
Carpenter Technology Corporation	51	14,095
Eagle Materials, Inc.	241	48,709
Ecolab, Inc.	692	186,453
Sherwin-Williams Co. (The)	2,290	786,294
Steel Dynamics, Inc.	101	12,929
		1,048,480
Real Estate — 0.5%
American Tower Corporation REIT	5,102	1,127,644
CBRE Group, Inc. Class A*	384	53,806
CoStar Group, Inc.*	570	45,828
Jones Lang LaSalle, Inc.*	111	28,392
Lamar Advertising Co. Class A REITΔ	967	117,355
Public Storage REIT	297	87,146
Simon Property Group, Inc. REIT	1,119	179,890
Sun Communities, Inc. REIT	358	45,283
UDR, Inc. REIT	488	19,925
		1,705,269
Utilities — 0.3%
NRG Energy, Inc.	2,119	340,269
Vistra Corporation	3,622	701,980
		1,042,249
Total Common Stocks (Cost $199,558,511)		311,631,697
FOREIGN COMMON STOCKS — 0.9%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	34,674	475,727
XP, Inc. Class A	1,230	24,846
		500,573
Canada — 0.1%
Brookfield Asset Management, Ltd. Class A	2,146	118,631
RB Global, Inc.	434	46,086
Restaurant Brands International, Inc.Δ	3,479	230,623
		395,340
Ireland — 0.6%
Aon PLC Class A	2,153	768,104
Trane Technologies PLC	2,360	1,032,288
		1,800,392
Jersey — 0.0%
Birkenstock Holding PLC*	710	34,918
Netherlands — 0.0%
Elastic NV*	913	76,993
	Shares	Value
Switzerland — 0.0%
On Holding AG Class A*	2,774	$144,387
United Kingdom — 0.0%
Anglogold Ashanti PLCΔ	1,048	47,758
Total Foreign Common Stocks (Cost $2,722,258)		3,000,361
MUTUAL FUNDS — 0.8%
iShares Russell 1000 Growth ETF (Cost $2,481,861)	6,281	2,666,787
MONEY MARKET FUNDS — 1.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	575,839	575,839
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	5,593,701	5,593,701
Total Money Market Funds (Cost $6,169,540)		6,169,540
TOTAL INVESTMENTS — 99.9% (Cost $210,932,170)		323,468,385
Other Assets in Excess of Liabilities — 0.1%		276,698
NET ASSETS — 100.0%		$323,745,083

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	09/2025	7	$3,205,055	$90,697
S&P 500® E-Mini	09/2025	3	938,062	23,258
S&P 500® Micro E-Mini	09/2025	21	656,644	23,229
Total Futures Contracts outstanding at June 30, 2025			$4,799,761	$137,184
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$311,631,697	$311,631,697	$—	$—
Foreign Common Stocks	3,000,361	3,000,361	—	—
Money Market Funds	6,169,540	6,169,540	—	—
Mutual Funds	2,666,787	2,666,787	—	—
Total Assets - Investments in Securities	$323,468,385	$323,468,385	$ —	$ —
Other Financial Instruments***
Futures Contracts	$137,184	$137,184	$—	$—
Total Assets - Other Financial Instruments	$137,184	$137,184	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%
Communication Services — 14.5%
Alphabet, Inc. Class A	122,211	$21,537,244
Alphabet, Inc. Class C	104,650	18,563,863
Live Nation Entertainment, Inc.Δ*	66,956	10,129,104
Meta Platforms, Inc. Class A	158,716	117,146,692
Netflix, Inc.*	43,067	57,672,312
ROBLOX Corporation Class A*	25,398	2,671,870
Spotify Technology SA*	11,570	8,878,124
Walt Disney Co. (The)	102,524	12,714,001
		249,313,210
Consumer Discretionary — 13.3%
Amazon.com, Inc.*	478,649	105,010,804
AutoZone, Inc.*	566	2,101,122
Booking Holdings, Inc.	968	5,603,984
Carvana Co.*	12,608	4,248,392
Chipotle Mexican Grill, Inc.*	237,512	13,336,299
D.R. Horton, Inc.	19,891	2,564,348
DoorDash, Inc. Class A*	48,717	12,009,228
McDonald’s Corporation	14,371	4,198,775
MercadoLibre, Inc.*	2,942	7,689,300
NIKE, Inc. Class B	49,331	3,504,474
O’Reilly Automotive, Inc.*	141,285	12,734,017
Starbucks CorporationΔ	77,497	7,101,050
Tesla, Inc.*	136,573	43,383,779
Yum China Holdings, Inc.	25,962	1,160,761
Yum! Brands, Inc.	27,917	4,136,741
		228,783,074
Consumer Staples — 3.0%
Coca-Cola Co. (The)	88,680	6,274,110
Costco Wholesale Corporation	15,583	15,426,235
Monster Beverage Corporation*	320,411	20,070,545
Walmart, Inc.	102,169	9,990,085
		51,760,975
Energy — 0.1%
Cheniere Energy, Inc.	6,603	1,607,963
Venture Global, Inc. Class AΔ	65,952	1,027,532
		2,635,495
Financials — 8.1%
Apollo Global Management, Inc.	37,658	5,342,540
Arthur J. Gallagher & Co.	7,279	2,330,153
Berkshire Hathaway, Inc. Class B*	7,363	3,576,725
Blackstone, Inc.	13,496	2,018,732
Block, Inc.*	91,591	6,221,777
Carlyle Group, Inc. (The)	223,803	11,503,474
Charles Schwab Corporation (The)	35,938	3,278,983
FactSet Research Systems, Inc.	10,628	4,753,692
Goldman Sachs Group, Inc. (The)	9,699	6,864,467
Intercontinental Exchange, Inc.	28,566	5,241,004
KKR & Co., Inc.	11,515	1,531,840
Mastercard, Inc. Class A	75,186	42,250,021
PayPal Holdings, Inc.*	46,511	3,456,698
Robinhood Markets, Inc. Class A*	37,393	3,501,107
SEI Investments Co.	60,552	5,441,203
	Shares	Value
Visa, Inc. Class AΔ	91,730	$32,568,736
		139,881,152
Health Care — 6.7%
Abbott Laboratories	49,474	6,728,959
Agilent Technologies, Inc.	88,675	10,464,537
Dexcom, Inc.*	40,418	3,528,087
Edwards Lifesciences Corporation*	19,137	1,496,705
Eli Lilly and Co.	8,403	6,550,390
Gilead Sciences, Inc.	30,200	3,348,274
IDEXX Laboratories, Inc.Δ*	27,599	14,802,448
Illumina, Inc.*	29,975	2,859,915
Insmed, Inc.*	25,032	2,519,220
Intuitive Surgical, Inc.*	20,227	10,991,554
McKesson Corporation	7,512	5,504,643
Natera, Inc.*	18,546	3,133,161
Regeneron Pharmaceuticals, Inc.	13,877	7,285,425
Thermo Fisher Scientific, Inc.	10,584	4,291,389
Ultragenyx Pharmaceutical, Inc.*	32,350	1,176,246
UnitedHealth Group, Inc.	27,755	8,658,727
Veeva Systems, Inc. Class A*	25,019	7,204,972
Vertex Pharmaceuticals, Inc.*	27,364	12,182,453
West Pharmaceutical Services, Inc.	13,671	2,991,215
		115,718,320
Industrials — 5.0%
3M Co.	51,954	7,909,477
Axon Enterprise, Inc.*	2,153	1,782,555
Boeing Co. (The)*	99,229	20,791,452
Copart, Inc.*	156,533	7,681,074
Deere & Co.	13,636	6,933,770
Expeditors International of Washington, Inc.	40,341	4,608,959
Quanta Services, Inc.	7,113	2,689,283
RTX Corporation	13,829	2,019,311
TransDigm Group, Inc.	3,175	4,828,032
TransUnion	114,757	10,098,616
Uber Technologies, Inc.*	160,173	14,944,141
W.W. Grainger, Inc.	1,839	1,913,001
		86,199,671
Information Technology — 43.4%
Advanced Micro Devices, Inc.*	20,633	2,927,823
Amphenol Corporation Class A	29,626	2,925,567
Apple, Inc.	618,310	126,858,663
AppLovin Corporation Class A*	10,804	3,782,264
Arista Networks, Inc.*	20,898	2,138,074
Atlassian Corporation Class A*	8,988	1,825,373
Autodesk, Inc.*	40,679	12,592,998
Broadcom, Inc.	207,745	57,264,909
Cloudflare, Inc. Class A*	26,492	5,187,928
Crowdstrike Holdings, Inc. Class A*	5,712	2,909,179
Datadog, Inc. Class A*	106,548	14,312,593
Fair Isaac Corporation*	1,111	2,030,863
HubSpot, Inc.*	3,789	2,109,071
International Business Machines Corporation	41,878	12,344,797
Intuit, Inc.	25,917	20,413,007

See Notes to Financial Statements.

	Shares	Value
Lam Research Corporation	92,173	$8,972,120
Microsoft Corporation	332,541	165,409,219
NVIDIA Corporation	1,224,665	193,484,823
Oracle Corporation	166,534	36,409,328
Palo Alto Networks, Inc.*	13,886	2,841,631
QUALCOMM, Inc.	32,683	5,205,095
Salesforce, Inc.	70,197	19,142,020
Samsara, Inc. Class A*	82,309	3,274,252
ServiceNow, Inc.*	24,834	25,531,339
Snowflake, Inc. Class A*	9,088	2,033,622
Synopsys, Inc.*	2,657	1,362,191
Twilio, Inc. Class A*	15,121	1,880,448
Tyler Technologies, Inc.*	13,394	7,940,499
Workday, Inc. Class A*	14,175	3,402,000
		746,511,696
Materials — 0.4%
Martin Marietta Materials, Inc.	11,790	6,472,238
Total Common Stocks (Cost $1,084,347,165)		1,627,275,831
FOREIGN COMMON STOCKS — 3.3%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	256,253	3,515,791
Canada — 1.1%
Shopify, Inc. Class AΔ*	158,878	18,326,577
China — 0.3%
Alibaba Group Holding, Ltd. ADRΔ	53,249	6,038,969
Ireland — 0.7%
Eaton Corporation PLC	4,789	1,709,625
Linde PLC	16,737	7,852,666
	Shares	Value
Trane Technologies PLC	6,094	$2,665,576
		12,227,867
Netherlands — 0.0%
ASML Holding NV (NASDAQ Exchange)	365	292,508
Singapore — 0.4%
Sea, Ltd. ADR*	37,999	6,077,560
Switzerland — 0.2%
Roche Holding AG ADRΔ	91,775	3,740,749
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,022	6,573,193
Total Foreign Common Stocks (Cost $41,337,025)		56,793,214
MONEY MARKET FUNDS — 2.6%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	4,675,139	4,675,139
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	40,441,672	40,441,672
Total Money Market Funds (Cost $45,116,811)		45,116,811
TOTAL INVESTMENTS — 100.4% (Cost $1,170,801,001)		1,729,185,856
Liabilities in Excess of Other Assets — (0.4)%		(7,475,837)
NET ASSETS — 100.0%		$1,721,710,019
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,627,275,831	$1,627,275,831	$—	$—
Foreign Common Stocks	56,793,214	56,793,214	—	—
Money Market Funds	45,116,811	45,116,811	—	—
Total Assets - Investments in Securities	$1,729,185,856	$1,729,185,856	$ —	$ —
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.2%
Communication Services — 0.8%
AMC Networks, Inc. Class A*	24,100	$151,107
AST SpaceMobile, Inc.Δ*	7,168	334,961
ATN International, Inc.	10,353	168,236
Bandwidth, Inc. Class A*	21,017	334,170
Cable One, Inc.Δ	1,837	249,483
Entravision Communications Corporation Class A	165,442	383,826
Eventbrite, Inc. Class A*	62,546	164,496
Gray Media, Inc.	7,200	32,616
iHeartMedia, Inc. Class AΔ*	12,633	22,234
Integral Ad Science Holding CorporationΔ*	10,987	91,302
Liberty Latin America, Ltd. Class CΔ*	38,237	237,834
Magnite, Inc.Δ*	43,250	1,043,190
Nextdoor Holdings, Inc.*	152,940	253,880
Playstudios, Inc.*	16,289	21,339
Playtika Holding Corporation	21,869	103,440
PubMatic, Inc. Class A*	35,789	445,215
Roku, Inc.*	7,883	692,837
Scholastic Corporation	28,138	590,335
Spok Holdings, Inc.	13,315	235,409
Teads Holding Co.Δ*	29,725	73,718
Thryv Holdings, Inc.*	13,479	163,905
Townsquare Media, Inc. Class A	12,634	99,935
Webtoon Entertainment, Inc.Δ*	17,738	161,061
Yelp, Inc.*	25,610	877,655
		6,932,184
Consumer Discretionary — 9.8%
1stdibs.com, Inc.*	5,272	14,498
Adtalem Global Education, Inc.*	6,839	870,126
A-Mark Precious Metals, Inc.Δ	41,417	918,629
American Axle & Manufacturing Holdings, Inc.Δ*	89,715	366,037
American Outdoor Brands, Inc.Δ*	2,950	30,828
BARK, Inc.Δ*	61,416	54,015
Bloomin' Brands, Inc.	61,213	527,044
Boot Barn Holdings, Inc.*	19,548	2,971,296
Bright Horizons Family Solutions, Inc.*	14,500	1,792,055
Brinker International, Inc.*	13,211	2,382,340
Brunswick Corporation	24,298	1,342,222
Capri Holdings, Ltd.Δ*	38,139	675,060
Carvana Co.*	3,862	1,301,340
Cava Group, Inc.Δ*	6,445	542,862
Champion Homes, Inc.*	19,543	1,223,587
Cheesecake Factory, Inc. (The)Δ	10,530	659,810
Cooper-Standard Holdings, Inc.Δ*	10,561	227,061
Cricut, Inc. Class AΔ	40,900	276,893
Dana, Inc.	110,198	1,889,896
Dave & Buster's Entertainment, Inc.Δ*	22,818	686,365
Designer Brands, Inc. Class AΔ	68,074	162,016
Dillard's, Inc. Class AΔ	321	134,123
	Shares	Value
Dutch Bros., Inc. Class A*	19,821	$1,355,162
Ethan Allen Interiors, Inc.Δ	27,310	760,583
Flexsteel Industries, Inc.	3,016	108,666
Funko, Inc. Class AΔ*	67,130	319,539
Genesco, Inc.Δ*	20,146	396,675
G-III Apparel Group, Ltd.*	28,000	627,200
GoPro, Inc. Class AΔ*	79,375	60,111
Grand Canyon Education, Inc.*	4,008	757,512
Haverty Furniture Cos., Inc.	17,394	353,968
Helen of Troy, Ltd.*	20,890	592,858
iRobot CorporationΔ*	53,900	168,707
Johnson Outdoors, Inc. Class AΔ	3,177	96,168
KB Home	51,130	2,708,356
KinderCare Learning Cos., Inc.Δ*	66,923	675,922
Kontoor Brands, Inc.	35,158	2,319,373
Lands' End, Inc.Δ*	12,673	135,728
La-Z-Boy, Inc.	44,222	1,643,732
Leslie's, Inc.Δ*	111,500	46,819
Life Time Group Holdings, Inc.*	108,295	3,284,587
Lovesac Co. (The)Δ*	1,000	18,200
M/I Homes, Inc.*	6,850	768,022
Malibu Boats, Inc. Class AΔ*	27,992	877,269
MarineMax, Inc.Δ*	41,554	1,044,668
Meritage Homes Corporation	46,745	3,130,513
Modine Manufacturing Co.Δ*	31,300	3,083,050
Movado Group, Inc.Δ	24,769	377,727
ODP Corporation (The)*	12,400	224,812
Ollie's Bargain Outlet Holdings, Inc.Δ*	24,396	3,214,905
OneWater Marine, Inc. Class AΔ*	34,043	455,836
Papa John's International, Inc.Δ	14,937	731,017
Patrick Industries, Inc.Δ	8,985	829,046
Phinia, Inc.	3,446	153,313
Planet Fitness, Inc. Class A*	16,701	1,821,244
Pursuit Attractions and Hospitality, Inc.*	36,400	1,049,412
Shoe Carnival, Inc.Δ	21,086	394,519
Sleep Number CorporationΔ*	42,830	289,317
Sonic Automotive, Inc. Class A	38,339	3,064,436
Sonos, Inc.*	60,775	656,978
Steven Madden, Ltd.Δ	54,937	1,317,389
Stitch Fix, Inc. Class AΔ*	157,878	584,149
Stoneridge, Inc.*	11,254	79,228
Stride, Inc.Δ*	8,436	1,224,823
Superior Group of Cos., Inc.	5,005	51,551
Taylor Morrison Home Corporation Class A*	82,383	5,059,964
Traeger, Inc.*	16,248	27,784
Tri Pointe Homes, Inc.*	27,677	884,280
Universal Electronics, Inc.*	3,617	23,945
Urban Outfitters, Inc.*	48,648	3,528,926
Valvoline, Inc.Δ*	72,000	2,726,640
Visteon Corporation*	24,910	2,324,103
Warby Parker, Inc. Class A*	156,286	3,427,352
Winmark Corporation	1,027	387,805
Wyndham Hotels & Resorts, Inc.	28,035	2,276,722

See Notes to Financial Statements.

	Shares	Value
YETI Holdings, Inc.Δ*	29,551	$931,448
Zumiez, Inc.Δ*	34,047	451,463
		82,951,625
Consumer Staples — 2.5%
Andersons, Inc. (The)	12,443	457,280
BellRing Brands, Inc.Δ*	8,796	509,552
BJ's Wholesale Club Holdings, Inc.*	49,000	5,283,670
Calavo Growers, Inc.	22,066	586,735
Chefs' Warehouse, Inc. (The)Δ*	44,116	2,815,042
Edgewell Personal Care Co.Δ	61,098	1,430,304
Freshpet, Inc.Δ*	15,300	1,039,788
Guardian Pharmacy Services, Inc. Class AΔ*	68,000	1,449,080
Herbalife, Ltd.Δ*	59,490	512,804
J&J Snack Foods Corporation	18,533	2,101,828
Limoneira Co.	2,800	43,820
Medifast, Inc.Δ*	22,025	309,451
Nature's Sunshine Products, Inc.*	6,423	94,996
Pilgrim’s Pride Corporation	12,390	557,302
PriceSmart, Inc.Δ	5,295	556,187
Spectrum Brands Holdings, Inc.	29,485	1,562,705
Sprouts Farmers Market, Inc.*	4,349	716,020
USANA Health Sciences, Inc.*	24,162	737,666
		20,764,230
Energy — 4.9%
Amplify Energy CorporationΔ*	71,422	228,550
Archrock, Inc.	16,596	412,079
Aris Water Solutions, Inc. Class AΔ	12,768	301,963
Berry CorporationΔ	130,332	361,020
BKV CorporationΔ*	2,100	50,652
Cactus, Inc. Class A	23,160	1,012,555
ChampionX Corporation	36,660	910,634
Chord Energy Corporation	17,705	1,714,729
Comstock Resources, Inc.Δ*	55,698	1,541,164
Crescent Energy Co. Class AΔ	202,953	1,745,396
DMC Global, Inc.*	19,400	156,364
Excelerate Energy, Inc. Class A	95,173	2,790,472
Flowco Holdings, Inc. Class AΔ	45,807	815,823
Forum Energy Technologies, Inc.Δ*	7,346	143,027
Granite Ridge Resources, Inc.Δ	44,700	284,739
Gulfport Energy CorporationΔ*	12,176	2,449,446
Infinity Natural Resources, Inc. Class AΔ*	97,580	1,786,690
International Seaways, Inc.Δ	29,875	1,089,840
Liberty Energy, Inc.	163,019	1,871,458
Magnolia Oil & Gas Corporation Class AΔ	268,307	6,031,541
Matador Resources Co.Δ	34,100	1,627,252
Northern Oil & Gas, Inc.Δ	111,551	3,162,471
Oil States International, Inc.*	42,790	229,354
Patterson-UTI Energy, Inc.Δ	325,830	1,932,172
Permian Resources Corporation	113,802	1,549,983
ProPetro Holding CorporationΔ*	51,041	304,715
Ranger Energy Services, Inc. Class A	14,549	173,715
REX American Resources Corporation*	1,863	90,747
	Shares	Value
RPC, Inc.Δ	91,554	$433,050
SM Energy Co.	103,221	2,550,591
Solaris Energy Infrastructure, Inc.Δ	30,808	871,558
Uranium Energy CorporationΔ*	135,407	920,768
World Fuel Services CorporationΔ	63,051	1,787,496
		41,332,014
Financials — 19.8%
1st Source Corporation	633	39,290
AG Mortgage Investment Trust, Inc. REITΔ	6,045	45,640
Ally Financial, Inc.	15,420	600,609
Amalgamated Financial Corporation	7,796	243,235
Amerant Bancorp, Inc.	18,829	343,253
American Coastal Insurance CorporationΔ	4,167	46,337
Ameris Bancorp	26,959	1,744,247
AMERISAFE, Inc.	2,160	94,457
Arrow Financial CorporationΔ	5,173	136,671
Aspen Insurance Holdings, Ltd. Class A*	19,742	621,281
Associated Banc-Corp	140,473	3,426,136
Atlantic Union Bankshares CorporationΔ	33,949	1,061,925
Axis Capital Holdings, Ltd.	34,072	3,537,355
Axos Financial, Inc.*	16,190	1,231,088
Baldwin Insurance Group, Inc. (The)Δ*	77,346	3,311,182
Banc of California, Inc.	55,771	783,583
BancFirst Corporation	2,533	313,129
BankUnited, Inc.	61,482	2,188,144
BayCom Corporation	1,085	30,065
BCB Bancorp, Inc.Δ	3,383	28,485
Berkshire Hills Bancorp, Inc.	34,676	868,287
BOK Financial Corporation	1,590	155,232
Bowhead Specialty Holdings, Inc.Δ*	2,552	95,777
Bread Financial Holdings, Inc.	40,561	2,316,844
Business First Bancshares, Inc.	10,501	258,850
Byline Bancorp, Inc.	17,294	462,269
Capital Bancorp, Inc.Δ	1,539	51,680
Capital City Bank Group, Inc.	3,144	123,716
Central Pacific Financial CorporationΔ	12,559	352,029
Chemung Financial Corporation	746	36,159
City Holding Co.Δ	16,052	1,965,086
Civista Bancshares, Inc.	6,856	159,059
Claros Mortgage Trust, Inc. REIT	4,000	11,707
CNB Financial Corporation	885	20,231
CNO Financial Group, Inc.	112,780	4,351,052
Columbia Banking System, Inc.	94,225	2,202,980
Community Trust Bancorp, Inc.	7,287	385,628
Compass Diversified Holdings	115,090	722,765
Cullen/Frost Bankers, Inc.	2,372	304,897
CVB Financial Corporation	37,492	741,967
Donegal Group, Inc. Class A	12,573	251,774
eHealth, Inc.*	16,858	73,332
Employers Holdings, Inc.	13,596	641,459
Enact Holdings, Inc.	30,181	1,121,224
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Enterprise Financial Services Corporation	50,773	$2,797,592
Equity Bancshares, Inc. Class AΔ	773	31,538
Essent Group, Ltd.	50,467	3,064,861
Euronet Worldwide, Inc.*	22,830	2,314,505
EVERTEC, Inc.	75,660	2,727,543
FB Financial Corporation	25,569	1,158,276
First BanCorp	36,157	1,594,162
First BanCorp (New York Exchange)	168,690	3,513,813
First Bank/Hamilton NJΔ	1,484	22,957
First Business Financial Services, Inc.Δ	1,469	74,420
First Commonwealth Financial Corporation	8,150	132,275
First Financial Bancorp	78,559	1,905,841
First Financial CorporationΔ	6,029	326,712
First Internet Bancorp	3,147	84,654
First Interstate BancSystem, Inc. Class A	72,229	2,081,640
First Merchants Corporation	13,110	502,113
First Savings Financial Group, Inc.	1,439	36,033
Flushing Financial Corporation	20,121	239,037
FNB Corporation	212,330	3,095,771
FS Bancorp, Inc.	2,225	87,621
Genworth Financial, Inc.*	213,910	1,664,220
Globe Life, Inc.	4,697	583,790
Granite Point Mortgage Trust, Inc. REIT	5,198	12,839
Great Southern Bancorp, Inc.Δ	1,910	112,270
Green Dot Corporation Class A*	51,199	551,925
Greenlight Capital Re, Ltd. Class A*	6,889	98,995
Hamilton Lane, Inc. Class AΔ	33,967	4,827,390
Hanmi Financial Corporation	26,068	643,358
HBT Financial, Inc.Δ	4,134	104,218
HCI Group, Inc.	6,826	1,038,917
Heritage Commerce Corporation	33,405	331,712
Heritage Financial Corporation	1,935	46,130
Heritage Insurance Holdings, Inc.*	36,697	915,223
Hilltop Holdings, Inc.	41,613	1,262,955
Home Bancorp, Inc.Δ	2,006	103,871
Home BancShares, Inc.	82,914	2,359,732
HomeTrust Bancshares, Inc.	3,819	142,869
Horace Mann Educators Corporation	9,051	388,921
Independent Bank Corporation	32,911	2,069,608
Independent Bank Corporation (NASDAQ Exchange)Δ	11,188	362,603
International Bancshares Corporation	24,393	1,623,598
Investar Holding Corporation	2,226	43,006
James River Group Holdings, Ltd.	30,301	177,564
Kearny Financial Corporation	48,470	313,116
LendingClub Corporation*	48,619	584,887
LendingTree, Inc.*	1,052	38,998
Live Oak Bancshares, Inc.	14,493	431,891
Marqeta, Inc. Class AΔ*	179,473	1,046,328
Merchants Bancorp	16,454	544,134
Mercury General CorporationΔ	15,487	1,042,895
Metropolitan Bank Holding CorporationΔ*	1,478	103,460
Midland States Bancorp, Inc.	14,530	251,660
	Shares	Value
MVB Financial Corporation	50,715	$1,142,609
NB Bancorp, Inc.Δ*	5,550	99,123
NBT Bancorp, Inc.	6,340	263,427
Nicolet Bankshares, Inc.Δ	4,582	565,785
NMI Holdings, Inc.*	64,214	2,709,189
Northeast Community Bancorp, Inc.	4,203	97,699
Northfield Bancorp, Inc.	41,314	474,285
Northrim BanCorp, Inc.Δ	2,572	239,865
OceanFirst Financial Corporation	23,024	405,453
OFG Bancorp	29,117	1,246,208
Old National BancorpΔ	358,062	7,641,043
Old Second Bancorp, Inc.Δ	15,100	267,874
Onity Group, Inc.*	3,321	126,763
OP Bancorp	7,585	98,529
Orange County Bancorp, Inc.	1,600	41,344
Origin Bancorp, Inc.	1,989	71,087
Pacific Premier Bancorp, Inc.	73,057	1,540,772
Palomar Holdings, Inc.*	7,674	1,183,715
Paymentus Holdings, Inc. Class A*	99,159	3,247,457
PCB BancorpΔ	1,000	20,980
Peapack-Gladstone Financial Corporation	9,582	270,692
Perella Weinberg PartnersΔ	35,422	687,895
PJT Partners, Inc. Class A	16,499	2,722,500
Popular, Inc.	13,615	1,500,509
PRA Group, Inc.*	52,316	771,661
Primis Financial Corporation	5,767	62,572
PROG Holdings, Inc.	46,468	1,363,836
Prosperity Bancshares, Inc.	8,221	577,443
QCR Holdings, Inc.	2,387	162,077
RBB Bancorp	5,931	102,073
Red River Bancshares, Inc.	449	26,356
Regional Management CorporationΔ	4,228	123,500
Reinsurance Group of America, Inc.	5,853	1,161,001
Remitly Global, Inc.*	15,931	299,025
Renasant CorporationΔ	69,491	2,496,812
Repay Holdings CorporationΔ*	109,931	529,867
Republic Bancorp, Inc. Class AΔ	2,329	170,273
RLI Corporation	1,000	72,220
Safety Insurance Group, Inc.	54,208	4,303,573
SEI Investments Co.	1,700	152,762
Selective Insurance Group, Inc.	35,920	3,112,468
Selectquote, Inc.*	26,235	62,439
Sierra Bancorp	3,141	93,256
Skyward Specialty Insurance Group, Inc.*	20,531	1,186,486
Slide Insurance Holdings, Inc.Δ*	43,852	949,834
SmartFinancial, Inc.	408	13,782
South Plains Financial, Inc.	4,598	165,712
Southern First Bancshares, Inc.*	702	26,697
SouthState Corporation	61,332	5,644,384
StoneX Group, Inc.*	16,538	1,507,273
Texas Capital Bancshares, Inc.*	30,782	2,444,091
Third Coast Bancshares, Inc.*	10,574	345,453
Tompkins Financial Corporation	5,680	356,306
Towne Bank	11,032	377,074
TriCo Bancshares	3,240	131,188
Trustmark Corporation	1,020	37,189

See Notes to Financial Statements.

	Shares	Value
UMB Financial Corporation	22,820	$2,399,751
United Bankshares, Inc.Δ	62,371	2,272,176
United Community Banks, Inc.	72,985	2,174,223
United Fire Group, Inc.	6,607	189,621
Unity Bancorp, Inc.Δ	4,348	204,704
Universal Insurance Holdings, Inc.	19,617	543,979
Upstart Holdings, Inc.Δ*	21,418	1,385,316
Valley National Bancorp	196,336	1,753,280
Veritex Holdings, Inc.	24,352	635,587
Victory Capital Holdings, Inc. Class A	64,500	4,106,715
WaFd, Inc.	35,930	1,052,030
Webster Financial Corporation	57,206	3,123,448
WesBanco, Inc.	51,641	1,633,405
Westamerica BanCorp	14,348	695,017
WSFS Financial Corporation	48,019	2,641,045
		167,418,346
Health Care — 11.7%
10X Genomics, Inc. Class AΔ*	107,162	1,240,936
Addus HomeCare Corporation*	32,000	3,686,080
ADMA Biologics, Inc.*	38,704	704,800
Agios Pharmaceuticals, Inc.*	58,104	1,932,539
Akebia Therapeutics, Inc.Δ*	28,800	104,832
Aldeyra Therapeutics, Inc.Δ*	10,200	39,066
Alector, Inc.*	7,500	10,500
Amicus Therapeutics, Inc.*	209,939	1,202,950
Anika Therapeutics, Inc.*	10,204	107,958
Apogee Therapeutics, Inc.*	22,113	960,368
Arcturus Therapeutics Holdings, Inc.Δ*	20,390	265,274
Ardelyx, Inc.*	348,077	1,364,462
Artivion, Inc.Δ*	89,985	2,798,533
Arvinas, Inc.*	10,700	78,752
Atea Pharmaceuticals, Inc.*	14,490	52,164
AtriCure, Inc.*	76,317	2,500,908
Aveanna Healthcare Holdings, Inc.*	11,711	61,249
Axsome Therapeutics, Inc.Δ*	30,634	3,197,883
BioAge Labs, Inc.*	14,100	58,233
Biote Corporation Class AΔ*	9,062	36,429
Blueprint Medicines Corporation*	25,312	3,244,492
Bridgebio Pharma, Inc.Δ*	89,598	3,868,842
CareDx, Inc.Δ*	43,823	856,301
Cargo Therapeutics, Inc.Δ*	23,900	98,468
Caribou Biosciences, Inc.Δ*	110,011	138,614
Ceribell, Inc.Δ*	67,000	1,254,910
CG oncology, Inc.Δ*	42,610	1,107,860
Codexis, Inc.Δ*	53,256	129,945
CONMED CorporationΔ	28,612	1,490,113
Corcept Therapeutics, Inc.*	6,540	480,036
Crinetics Pharmaceuticals, Inc.Δ*	52,211	1,501,588
Cytek Biosciences, Inc.*	63,400	215,560
Edgewise Therapeutics, Inc.Δ*	23,995	314,574
Embecta CorporationΔ	85,694	830,375
Emergent BioSolutions, Inc.*	8,500	54,230
Enanta Pharmaceuticals, Inc.Δ*	7,754	58,620
Enovis Corporation*	81,008	2,540,411
Entrada Therapeutics, Inc.Δ*	16,724	112,385
	Shares	Value
Envista Holdings CorporationΔ*	43,068	$841,549
Fate Therapeutics, Inc.*	111,566	124,954
Foghorn Therapeutics, Inc.Δ*	1,000	4,700
GeneDx Holdings CorporationΔ*	3,557	328,347
Glaukos Corporation*	7,992	825,494
Guardant Health, Inc.*	34,942	1,818,382
Halozyme Therapeutics, Inc.*	39,731	2,066,807
HealthStream, Inc.	10,288	284,669
Hinge Health, Inc. Class AΔ*	9,551	494,264
Inogen, Inc.Δ*	27,721	194,879
Insmed, Inc.*	56,643	5,700,551
Inspire Medical Systems, Inc.*	20,200	2,621,354
iRhythm Technologies, Inc.*	9,351	1,439,680
Ironwood Pharmaceuticals, Inc.*	19,442	13,944
Keros Therapeutics, Inc.Δ*	31,788	424,370
Kodiak Sciences, Inc.*	18,329	68,367
Krystal Biotech, Inc.*	9,500	1,305,870
Kymera Therapeutics, Inc.Δ*	17,503	763,831
Lantheus Holdings, Inc.Δ*	29,503	2,415,116
LifeStance Health Group, Inc.*	14,500	74,965
Ligand Pharmaceuticals, Inc.Δ*	33,916	3,855,571
MacroGenics, Inc.Δ*	27,076	32,762
Merit Medical Systems, Inc.*	33,058	3,090,262
Myriad Genetics, Inc.*	69,200	367,452
Natera, Inc.*	11,730	1,981,666
Nektar TherapeuticsΔ*	1,361	35,168
NeoGenomics, Inc.*	147,034	1,074,819
Nuvalent, Inc. Class A*	4,489	342,511
Omnicell, Inc.*	41,345	1,215,543
OraSure Technologies, Inc.Δ*	102,831	308,493
Orthofix Medical, Inc.*	35,220	392,703
Pacira BioSciences, Inc.Δ*	64,639	1,544,872
Phibro Animal Health Corporation Class A	3,088	78,868
Prestige Consumer Healthcare, Inc.Δ*	43,024	3,435,466
Protagonist Therapeutics, Inc.Δ*	6,860	379,152
PTC Therapeutics, Inc.*	14,577	711,941
Rhythm Pharmaceuticals, Inc.*	16,799	1,061,529
Sage Therapeutics, Inc.*	55,454	505,740
Scholar Rock Holding Corporation*	13,825	489,681
Septerna, Inc.Δ*	42,059	444,564
SIGA Technologies, Inc.	19,613	127,877
Soleno Therapeutics, Inc.*	27,972	2,343,494
Spyre Therapeutics, Inc.Δ*	20,368	304,909
Supernus Pharmaceuticals, Inc.*	75,319	2,374,055
Tarsus Pharmaceuticals, Inc.*	9,265	375,325
TG Therapeutics, Inc.Δ*	16,762	603,264
TransMedics Group, Inc.Δ*	30,699	4,113,973
Travere Therapeutics, Inc.*	148,969	2,204,741
Tyra Biosciences, Inc.Δ*	18,194	174,117
Ultragenyx Pharmaceutical, Inc.Δ*	12,604	458,281
Vanda Pharmaceuticals, Inc.*	25,769	121,630
Varex Imaging Corporation*	53,847	466,853
Vericel CorporationΔ*	62,300	2,650,865
Xencor, Inc.Δ*	48,869	384,110
Zentalis Pharmaceuticals, Inc.Δ*	43,711	50,705
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Zimvie, Inc.*	9,472	$88,563
		98,704,858
Industrials — 20.2%
ABM Industries, Inc.	51,609	2,436,461
ACCO Brands Corporation	6,800	24,344
ACV Auctions, Inc. Class AΔ*	229,458	3,721,809
AeroVironment, Inc.Δ*	5,110	1,456,094
Alamo Group, Inc.Δ	7,959	1,738,086
Allegiant Travel Co.*	26,541	1,458,428
Applied Industrial Technologies, Inc.	12,972	3,015,341
ArcBest CorporationΔ	23,656	1,821,749
Arcosa, Inc.	27,747	2,405,942
Astec Industries, Inc.	18,048	752,421
Atkore, Inc.	12,327	869,670
Atmus Filtration Technologies, Inc.	7,860	286,261
Axon Enterprise, Inc.*	2,593	2,146,848
AZEK Co., Inc. (The)*	60,000	3,261,000
Barrett Business Services, Inc.	11,005	458,798
Blue Bird CorporationΔ*	31,228	1,347,800
BlueLinx Holdings, Inc.*	7,298	542,825
Boise Cascade Co.	30,718	2,666,937
Brink's Co. (The)	28,088	2,507,977
Casella Waste Systems, Inc. Class A*	72,178	8,327,898
Chart Industries, Inc.Δ*	27,324	4,498,897
Columbus McKinnon CorporationΔ	66,506	1,015,547
Comfort Systems U.S.A., Inc.	5,175	2,774,887
Conduent, Inc.Δ*	171,295	452,219
Construction Partners, Inc. Class AΔ*	67,131	7,134,683
Covenant Logistics Group, Inc.Δ	13,823	333,273
Crane Co.	7,415	1,408,034
Curtiss-Wright Corporation	3,778	1,845,742
Deluxe Corporation	22,186	352,979
DNOW, Inc.*	57,043	845,948
DXP Enterprises, Inc.*	9,197	806,117
Dycom Industries, Inc.*	1,281	313,064
Ennis, Inc.	16,051	291,165
Esab Corporation	35,968	4,335,942
ESCO Technologies, Inc.	20,708	3,973,244
ExlService Holdings, Inc.*	78,494	3,437,252
Exponent, Inc.	25,300	1,890,163
Federal Signal Corporation	47,258	5,029,196
First Advantage CorporationΔ*	60,315	1,001,832
Flowserve Corporation	16,068	841,160
Forrester Research, Inc.*	4,384	43,402
FTAI Aviation, Ltd.Δ	36,897	4,244,631
FTI Consulting, Inc.*	1,885	304,427
GMS, Inc.*	23,164	2,519,085
Graco, Inc.	4,451	382,652
Great Lakes Dredge & Dock Corporation*	5,949	72,518
Healthcare Services Group, Inc.*	44,041	661,936
Heartland Express, Inc.Δ	38,937	336,416
Heidrick & Struggles International, Inc.	7,964	364,433
Herc Holdings, Inc.	6,261	824,511
Hexcel Corporation	30,900	1,745,541
Hillman Solutions Corporation*	122,467	874,414
	Shares	Value
Hub Group, Inc. Class A	41,963	$1,402,823
Hudson Technologies, Inc.*	14,700	119,364
Huntington Ingalls Industries, Inc.	2,644	638,420
Hyster-Yale, Inc.	2,647	105,298
IBEX Holdings, Ltd.Δ*	12,396	360,724
Insteel Industries, Inc.	9,725	361,867
ITT, Inc.	18,200	2,854,306
JBT Marel CorporationΔ	34,130	4,104,474
JELD-WEN Holding, Inc.*	132,622	519,878
JetBlue Airways CorporationΔ*	265,538	1,123,226
Kadant, Inc.Δ	9,869	3,132,914
Karman Holdings, Inc.Δ*	62,605	3,153,414
Kelly Services, Inc. Class A	30,479	356,909
Korn Ferry	19,927	1,461,247
Kratos Defense & Security Solutions, Inc.Δ*	93,641	4,349,624
L B Foster Co. Class AΔ*	2,024	44,265
Landstar System, Inc.	4,660	647,833
Leonardo DRS, Inc.	24,644	1,145,453
Lindsay Corporation	1,580	227,915
Loar Holdings, Inc.Δ*	31,736	2,734,691
Lyft, Inc. Class A*	28,381	447,285
Manitowoc Co., Inc. (The)*	27,033	324,937
Marten Transport, Ltd.	34,427	447,207
MasTec, Inc.Δ*	997	169,919
Matrix Service Co.*	20,523	277,266
Mayville Engineering Co., Inc.Δ*	13,469	214,965
Miller Industries, Inc.	1,480	65,801
Mistras Group, Inc.*	10,143	81,245
Montrose Environmental Group, Inc.Δ*	57,592	1,260,689
MYR Group, Inc.*	31,039	5,632,027
NEXTracker, Inc. Class A*	9,492	516,080
NPK International, Inc.*	71,056	604,687
NV5 Global, Inc.*	21,255	490,778
Orion Group Holdings, Inc.Δ*	51,013	462,688
Parsons CorporationΔ*	26,800	1,923,436
Planet Labs PBC*	60,158	366,964
Proficient Auto Logistics, Inc.Δ*	28,489	206,830
Radiant Logistics, Inc.Δ*	10,210	62,077
RBC Bearings, Inc.*	6,000	2,308,800
Regal Beloit Corporation	30,000	4,348,800
Resources Connection, Inc.Δ	33,353	179,106
Rocket Lab CorporationΔ*	27,408	980,384
RXO, Inc.*	6,860	107,839
Science Applications International Corporation	6,485	730,276
Shyft Group , Inc. (The)Δ	3,941	49,420
Skillsoft CorporationΔ*	1,300	20,761
SPX Technologies, Inc.*	10,034	1,682,501
Steelcase, Inc. Class A	71,077	741,333
Sterling Infrastructure, Inc.Δ*	6,103	1,408,145
Tetra Tech, Inc.	85,310	3,067,748
Thermon Group Holdings, Inc.*	314	8,817
Timken Co. (The)Δ	43,638	3,165,937
Titan Machinery, Inc.Δ*	22,411	443,962
TriNet Group, Inc.	20,123	1,471,796

See Notes to Financial Statements.

	Shares	Value
TrueBlue, Inc.*	28,358	$183,760
Tutor Perini Corporation*	40,466	1,892,999
Virco Mfg. Corporation	3,518	28,074
Wabash National CorporationΔ	83,268	885,139
Watsco, Inc.	497	219,485
Werner Enterprises, Inc.Δ	60,067	1,643,433
WillScot Holdings CorporationΔ	65,000	1,781,000
Worthington Enterprises, Inc.	29,370	1,869,107
Zurn Water Solutions Corporation	67,037	2,451,543
		170,271,690
Information Technology — 11.2%
Alkami Technology, Inc.Δ*	22,382	674,594
Ambarella, Inc.*	150	9,910
Amkor Technology, Inc.	54,612	1,146,306
Arteris, Inc.Δ*	27,737	264,334
ASGN, Inc.*	60,836	3,037,542
Astera Labs, Inc.*	16,874	1,525,747
AvePoint, Inc.*	28,355	547,535
Aviat Networks, Inc.Δ*	20,705	497,955
Avnet, Inc.	14,730	781,868
Axcelis Technologies, Inc.*	27,031	1,883,790
Benchmark Electronics, Inc.	19,587	760,563
Box, Inc. Class A*	41,348	1,412,861
Braze, Inc. Class A*	42,500	1,194,250
Clearwater Analytics Holdings, Inc. Class A*	177,778	3,898,672
Coherent CorporationΔ*	11,728	1,046,255
Commvault Systems, Inc.*	9,193	1,602,616
Core Scientific, Inc.Δ*	59,188	1,010,339
Credo Technology Group Holding, Ltd.*	70,014	6,482,596
CS Disco, Inc.*	9,912	43,316
Dropbox, Inc. Class A*	33,270	951,522
D-Wave Quantum, Inc.Δ*	15,536	227,447
Ichor Holdings, Ltd.*	81,891	1,608,339
Ingram Micro Holding CorporationΔ	44,045	917,898
Inseego Corporation*	2,000	16,480
Intapp, Inc.*	43,792	2,260,543
InterDigital, Inc.Δ	4,254	953,874
Jabil, Inc.	4,514	984,503
Kulicke & Soffa Industries, Inc.Δ	36,423	1,260,236
Lattice Semiconductor CorporationΔ*	45,500	2,229,045
Lumentum Holdings, Inc.Δ*	11,289	1,073,132
MACOM Technology Solutions Holdings, Inc.*	19,806	2,838,002
Mirion Technologies, Inc.Δ*	40,395	869,704
N-able, Inc.*	53,904	436,622
NETGEAR, Inc.*	46,238	1,344,139
Nutanix, Inc. Class A*	12,719	972,240
ON24, Inc.*	10,448	56,733
Onestream, Inc.Δ*	76,000	2,150,800
Onto Innovation, Inc.*	9,800	989,114
Ooma, Inc.*	1,700	21,930
OSI Systems, Inc.Δ*	2,130	478,952
PAR Technology CorporationΔ*	39,000	2,705,430
PC Connection, Inc.	8,062	530,318
Progress Software CorporationΔ	27,457	1,752,855
Q2 Holdings, Inc.*	73,097	6,841,148
	Shares	Value
Rackspace Technology, Inc.Δ*	101,540	$129,971
Rapid7, Inc.Δ*	62,163	1,437,830
Ribbon Communications, Inc.*	57,602	230,984
Rimini Street, Inc.*	25,536	96,271
Rogers Corporation*	8,520	583,450
Rubrik, Inc. Class A*	12,197	1,092,729
ScanSource, Inc.*	13,366	558,833
Semtech CorporationΔ*	79,902	3,606,776
ServiceTitan, Inc. Class AΔ*	23,200	2,486,576
Silicon Laboratories, Inc.*	24,770	3,650,107
SiTime CorporationΔ*	8,290	1,766,433
SmartRent, Inc.Δ*	121,600	120,384
SPS Commerce, Inc.*	18,061	2,457,922
Telos Corporation*	29,085	92,200
Unisys CorporationΔ*	77,214	349,779
Varonis Systems, Inc.*	68,880	3,495,660
Verint Systems, Inc.Δ*	69,590	1,368,835
Vertex, Inc. Class AΔ*	90,000	3,180,150
Workiva, Inc.*	61,605	4,216,862
Xerox Holdings CorporationΔ	130,253	686,433
Xperi, Inc.Δ*	37,815	299,117
		94,199,357
Materials — 2.5%
AdvanSix, Inc.	8,443	200,521
American Vanguard Corporation	22,142	86,797
Carpenter Technology Corporation	5,594	1,546,070
Clearwater Paper Corporation*	22,626	616,332
Commercial Metals Co.Δ	47,091	2,303,221
Compass Minerals International, Inc.*	4,722	94,865
Core Molding Technologies, Inc.*	6,300	104,517
Graphic Packaging Holding Co.Δ	147,413	3,105,992
Huntsman Corporation	10,199	106,274
Ingevity Corporation*	28,027	1,207,683
Kaiser Aluminum CorporationΔ	28,473	2,274,993
Knife River Corporation*	6,265	511,475
Koppers Holdings, Inc.	8,049	258,775
Kronos Worldwide, Inc.Δ	21,603	133,939
Louisiana-Pacific Corporation	6,666	573,209
Mativ Holdings, Inc.Δ	6,400	43,648
Minerals Technologies, Inc.	68,657	3,780,941
Olympic Steel, Inc.Δ	12,541	408,711
Origin Materials, Inc.Δ*	10,095	4,878
Quaker Chemical CorporationΔ	11,431	1,279,586
Rayonier Advanced Materials, Inc.*	34,499	132,821
Reliance, Inc.	781	245,156
Ryerson Holding CorporationΔ	18,466	398,312
Scotts Miracle-Gro Co. (The)	4,484	295,765
Stepan Co.	6,051	330,263
SunCoke Energy, Inc.	85,348	733,139
Valhi, Inc.	1,541	24,902
Worthington Steel, Inc.	22,837	681,228
		21,484,013
Real Estate — 4.4%
Alexander & Baldwin, Inc. REIT	13,550	241,597
Alpine Income Property Trust, Inc. REIT	5,135	75,536
American Healthcare REIT, Inc.	14,825	544,670
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Americold Realty Trust REIT	85,154	$1,416,111
Apple Hospitality REIT, Inc.Δ	75,800	884,586
Chatham Lodging Trust REIT	38,299	266,944
Community Healthcare Trust, Inc. REIT	17,350	288,530
Curbline Properties Corporation REIT	13,155	300,329
DiamondRock Hospitality Co. REIT	193,341	1,480,992
Easterly Government Properties, Inc. REIT	22,226	493,417
EPR Properties REITΔ	20,715	1,206,856
Equity LifeStyle Properties, Inc. REIT	4,437	273,630
Essential Properties Realty Trust, Inc. REITΔ	64,526	2,059,025
Forestar Group, Inc.Δ*	23,690	473,800
Four Corners Property Trust, Inc. REITΔ	75,762	2,038,755
Howard Hughes Holdings, Inc.*	2,696	181,980
Independence Realty Trust, Inc. REITΔ	133,094	2,354,433
InvenTrust Properties Corporation REIT	42,023	1,151,430
Kennedy-Wilson Holdings, Inc.Δ	9,100	61,880
Kite Realty Group Trust REIT	125,743	2,848,079
LXP Industrial Trust REIT	248,927	2,056,137
National Storage Affiliates Trust REIT	65,800	2,104,942
Newmark Group, Inc. Class A	5,580	67,797
NexPoint Residential Trust, Inc. REIT	7,986	266,094
Opendoor Technologies, Inc.Δ*	222,457	118,570
Orion Properties, Inc. REITΔ	43,831	93,360
Phillips Edison & Co., Inc. REIT	53,097	1,859,988
RE/MAX Holdings, Inc. Class A*	11,590	94,806
RLJ Lodging Trust REITΔ	119,419	869,370
RMR Group, Inc. (The) Class AΔ	15,007	245,364
Ryman Hospitality Properties, Inc. REIT	20,324	2,005,369
SITE Centers Corporation REITΔ	44,635	504,822
Smartstop Self Storage REIT, Inc.Δ	6,842	247,886
Summit Hotel Properties, Inc. REITΔ	97,400	495,766
Sunstone Hotel Investors, Inc. REIT	170,544	1,480,322
Terreno Realty Corporation REIT	60,811	3,409,673
UMH Properties, Inc. REITΔ	40,041	672,288
Uniti Group, Inc. REIT*	9,200	39,744
Whitestone REIT	27,544	343,749
Xenia Hotels & Resorts, Inc. REITΔ	94,778	1,191,359
		36,809,986
Utilities — 1.4%
American States Water Co.	10,218	783,312
Avista Corporation	38,460	1,459,557
Black Hills Corporation	41,221	2,312,498
California Water Service Group	11,840	538,483
MDU Resources Group, Inc.	15,362	256,085
Northwest Natural Holding Co.	11,889	472,231
Northwestern Energy Group, Inc.	45,005	2,308,757
	Shares	Value
Southwest Gas Holdings, Inc.	19,052	$1,417,278
Spire, Inc.	29,485	2,152,110
		11,700,311
Total Common Stocks (Cost $711,332,263)		752,568,614
FOREIGN COMMON STOCKS — 7.2%
Bahamas — 0.2%
OneSpaWorld Holdings, Ltd.	88,193	1,798,255
Belgium — 0.1%
Titan America SAΔ*	45,434	567,016
Bermuda — 0.2%
Bank of NT Butterfield & Son, Ltd. (The)	22,295	987,223
Hamilton Insurance Group, Ltd. Class B*	38,373	829,624
		1,816,847
Brazil — 0.4%
Embraer SA ADR	54,248	3,087,254
Canada — 1.3%
Aurinia Pharmaceuticals, Inc.*	44,400	376,068
Cameco CorporationΔ	16,304	1,210,246
Celestica, Inc.Δ*	6,492	1,013,466
DIRTT Environmental Solutions*	117,135	70,644
IMAX CorporationΔ*	99,604	2,784,928
Pan American Silver CorporationΔ	35,002	994,057
SSR Mining, Inc.Δ*	35,003	445,938
Teekay Tankers, Ltd. Class A	31,731	1,323,817
Xenon Pharmaceuticals, Inc.*	82,785	2,591,171
		10,810,335
Colombia — 0.4%
Tecnoglass, Inc.Δ	43,834	3,390,998
Ireland — 0.2%
Alkermes PLC*	17,156	490,833
Dole PLC	41,244	577,004
Prothena Corporation PLCΔ*	44,567	270,522
Weatherford International PLC	6,859	345,076
		1,683,435
Israel — 1.5%
CyberArk Software, Ltd.*	9,579	3,897,503
Global-e Online, Ltd.*	48,700	1,633,398
JFrog, Ltd.*	115,000	5,046,200
Monday.com, Ltd.*	2,818	886,205
Oddity Tech, Ltd. Class A*	16,499	1,245,180
		12,708,486
Italy — 0.3%
Stevanato Group SpAΔ	110,000	2,687,300
Jersey — 0.3%
Caledonia Mining Corporation PLCΔ	6,574	127,009

See Notes to Financial Statements.

	Shares	Value
WNS Holdings, Ltd.Δ*	37,303	$2,359,042
		2,486,051
Netherlands — 0.4%
Merus NV*	35,755	1,880,713
Newamsterdam Pharma Co. NVΔ*	73,100	1,323,841
		3,204,554
Singapore — 0.1%
WaVe Life Sciences, Ltd.*	66,693	433,505
Sweden — 0.2%
Loomis AB	22,942	964,529
SiriusPoint, Ltd.*	41,442	845,002
		1,809,531
Thailand — 0.1%
FabrinetΔ*	4,281	1,261,525
United Kingdom — 1.5%
Cushman & Wakefield PLCΔ*	192,648	2,132,613
Fidelis Insurance Holdings, Ltd.	97,064	1,609,321
Gates Industrial Corporation PLC*	123,890	2,853,187
Luxfer Holdings PLCΔ	5,248	63,921
Marex Group PLC	29,801	1,176,245
Sensata Technologies Holding PLC	25,638	771,960
TechnipFMC PLC	19,555	673,474
Verona Pharma PLC ADR*	37,022	3,501,541
		12,782,262
Total Foreign Common Stocks (Cost $50,253,833)		60,527,354
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	47,816	690,463
TXO Partners LPΔ	24,896	374,436
Total Master Limited Partnership (Cost $1,313,577)		1,064,899
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Omniab, Inc.†††*	7,376	—
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		1
MONEY MARKET FUNDS — 6.4%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	21,328,334	21,328,334
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	32,479,228	32,479,228
Total Money Market Funds (Cost $53,807,562)		53,807,562
TOTAL INVESTMENTS — 102.9% (Cost $816,707,235)		867,968,430
Liabilities in Excess of Other Assets — (2.9)%		(24,401,496)
NET ASSETS — 100.0%		$843,566,934
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2025	23	$2,520,455	$80,406
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/26/25	U.S. Dollars	907,802	Swedish Kronor	8,767,974	CITI	$(24,418)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(24,418)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Financials	$167,418,346	$167,406,639	$11,707	$—
Other^^	585,150,268	585,150,268	—	—
Total Common Stocks	752,568,614	752,556,907	11,707	—
Foreign Common Stocks:
Sweden	1,809,531	845,002	964,529	—
Other^^	58,717,823	58,717,823	—	—
Total Foreign Common Stocks	60,527,354	59,562,825	964,529	—
Master Limited Partnership	1,064,899	1,064,899	—	—
Money Market Funds	53,807,562	53,807,562	—	—
Rights	1	—	—	1
Total Assets - Investments in Securities	$867,968,430	$866,992,193	$976,236	$1
Other Financial Instruments***
Futures Contracts	$80,406	$80,406	$—	$—
Total Assets - Other Financial Instruments	$80,406	$80,406	$ —	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(24,418)	$—	$(24,418)	$—
Total Liabilities - Other Financial Instruments	$(24,418)	$ —	$(24,418)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

There were no transfers to or from Level 3 during the year ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK — 0.6%
Communication Services — 0.6%
Spotify Technology SA* (Cost $6,684,384)	13,022	$9,992,302
FOREIGN COMMON STOCKS — 93.2%
Australia — 6.3%
ANZ Group Holdings, Ltd.	314,264	6,026,574
APA Group	56,822	305,519
ASX, Ltd.	9,397	431,468
BHP Group, Ltd.	387,822	9,330,066
BlueScope Steel, Ltd.	21,263	324,017
Brambles, Ltd.	67,348	1,040,109
CAR Group, Ltd.	113,339	2,791,231
Cochlear, Ltd.	7,986	1,579,439
Coles Group, Ltd.	137,380	1,883,771
Commonwealth Bank of Australia	128,232	15,606,896
Computershare, Ltd.	31,223	819,107
CSL, Ltd.	55,664	8,792,721
Fortescue, Ltd.	97,382	978,906
Goodman Group REIT	146,925	3,312,369
Insurance Australia Group, Ltd.	115,449	686,347
Macquarie Group, Ltd.	21,263	3,198,075
Medibank Pvt., Ltd.	179,765	596,982
National Australia Bank, Ltd.	219,242	5,682,269
Northern Star Resources, Ltd.	45,766	565,308
Origin Energy, Ltd.	81,077	576,290
Qantas Airways, Ltd.	66,392	469,031
QBE Insurance Group, Ltd.	75,406	1,161,187
REA Group, Ltd.	4,130	654,022
Rio Tinto, Ltd.	19,717	1,395,772
Santos, Ltd.	155,840	785,725
Scentre Group REIT	265,947	624,634
SGH, Ltd.	9,000	320,527
Sonic Healthcare, Ltd.	65,006	1,147,433
South32, Ltd.	212,814	406,665
Stockland REIT	135,879	480,213
Suncorp Group, Ltd.	58,007	826,695
Telstra Corporation, Ltd.	341,734	1,089,661
Transurban Group	515,872	4,746,519
Vicinity Centres REIT	216,299	353,101
Wesfarmers, Ltd.	122,996	6,864,083
Westpac Banking Corporation	194,992	4,345,695
WiseTech Global, Ltd.	8,455	606,358
Woodside Energy Group, Ltd.	112,500	1,737,777
Woolworths Group, Ltd.	99,504	2,038,221
		94,580,783
Austria — 0.2%
Erste Group Bank AG	21,419	1,823,299
OMV AG	10,806	587,643
Verbund AG	5,255	403,723
		2,814,665
Belgium — 0.6%
Ageas SA/NV	20,480	1,385,423
D'ieteren Group	2,641	568,737
Groupe Bruxelles Lambert NV	10,725	915,495
KBC Group NV	21,628	2,232,218
	Shares	Value
Lotus Bakeries NV	78	$751,602
Sofina SAΔ	865	286,098
Syensqo SA	9,910	767,672
UCB SA	12,770	2,512,598
		9,419,843
Denmark — 2.4%
AP Moeller - Maersk A/S Class AΔ	649	1,197,380
AP Moeller - Maersk A/S Class BΔ	810	1,506,356
Coloplast A/S Class BΔ	32,701	3,113,231
Danske Bank A/S	57,273	2,339,248
Demant A/SΔ*	97,922	4,091,334
DSV A/S	29,383	7,047,640
Genmab A/S*	15,830	3,287,391
Novonesis Novozymes B	43,669	3,135,298
Orsted A/S 144AΔ*	30,730	1,323,806
Pandora A/S	15,325	2,700,194
ROCKWOOL A/S Class B	20,730	971,663
Tryg A/S	23,880	617,327
Vestas Wind Systems A/SΔ	247,117	3,711,935
		35,042,803
Finland — 1.0%
Elisa OYJ	7,229	401,798
Fortum OYJΔ	22,487	421,672
Kesko OYJ Class B	12,949	319,376
Kone OYJ Class B	19,989	1,316,890
Neste OYJΔ	21,037	285,097
Nokia OYJ	358,262	1,858,889
Nordea Bank Abp	334,779	4,967,354
Orion OYJ Class B	17,254	1,298,079
Sampo OYJ Class A	175,570	1,889,573
Stora Enso OYJ, R Shares	34,560	375,722
UPM-Kymmene OYJ	72,893	1,990,564
		15,125,014
France — 9.5%
Accor SAΔ	16,778	879,309
Aeroports de Paris SA	2,268	284,344
Air Liquide SA	52,196	10,762,875
Alstom SAΔ*	16,417	383,188
Arkema SA	2,715	200,485
AXA SA	172,306	8,461,094
BNP Paribas SA	86,911	7,796,066
Bollore SE	40,000	251,416
Bouygues SA	11,283	510,271
Bureau Veritas SA	15,449	527,310
Capgemini SE	16,330	2,796,291
Carrefour SAΔ	98,085	1,383,610
Cie de Saint-Gobain SA	46,241	5,432,173
Cie Generale des Etablissements Michelin SCA	56,663	2,107,536
Credit Agricole SAΔ	44,532	842,469
Danone SA	65,297	5,342,819
Dassault Systemes SE	41,281	1,496,091
Edenred SE	19,978	620,527
Eiffage SA	6,925	973,055
Engie SA	106,227	2,496,633
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
EssilorLuxottica SAΔ	33,407	$9,173,315
Eurazeo SE	3,083	220,412
Gecina SA REIT	2,894	318,584
Getlink SE	29,669	572,731
Hermes International SCA	2,318	6,283,787
Ipsen SA	33,962	4,045,479
Kering SA	5,668	1,234,806
Klepierre REIT	14,221	562,289
L’Oreal SA	22,503	9,639,240
Legrand SA	16,102	2,158,128
Orange SA	132,848	2,023,035
Publicis Groupe SAΔ	13,734	1,551,184
Renault SA	16,883	779,066
Rexel SA	12,000	370,112
Safran SA	34,165	11,142,034
Sartorius Stedim Biotech	3,225	771,621
Schneider Electric SE	46,343	12,442,397
Societe Generale SA	58,734	3,359,832
Sodexo SA	8,568	527,330
Teleperformance SE	3,388	329,067
Thales SA	6,325	1,867,612
TotalEnergies SE	158,051	9,660,498
Unibail-Rodamco-Westfield CDI	10,140	47,785
Unibail-Rodamco-Westfield REIT*	6,095	585,898
Veolia Environnement SA	38,312	1,367,810
Vinci SA	50,394	7,431,623
		142,013,237
Germany — 9.7%
adidas AG	11,209	2,616,516
Allianz SE	28,506	11,568,692
BASF SE	73,716	3,645,959
Bayerische Motoren Werke AG	59,384	5,288,701
Beiersdorf AG	11,389	1,431,574
Brenntag SE	7,869	521,321
Commerzbank AG	79,702	2,511,651
Continental AG	4,960	432,898
Covestro AG*	8,920	634,642
Daimler Truck Holding AG	27,061	1,283,881
Delivery Hero SE 144A*	7,927	215,157
Deutsche Bank AG	154,927	4,592,878
Deutsche Boerse AG	19,154	6,257,412
Deutsche Lufthansa AG	49,931	423,896
Deutsche Post AG	60,860	2,819,027
Deutsche Telekom AG	249,528	9,133,624
E.ON SE	245,743	4,527,972
Evonik Industries AG	13,302	274,801
Fresenius Medical Care AG	25,717	1,477,575
Fresenius SE & Co. KGaA	57,197	2,878,313
GEA Group AG	7,555	529,606
Hannover Rueck SE	3,483	1,097,540
HeidelbergCement AG	9,249	2,178,110
Infineon Technologies AG	97,044	4,141,066
LEG Immobilien SE	1,506	134,051
Mercedes-Benz Group AG	67,967	3,959,769
MTU Aero Engines AG	2,932	1,302,551
	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	$8,003,697
Nemetschek SE	785	113,819
Rheinmetall AG	3,384	7,166,293
RWE AG	53,871	2,251,172
SAP SE	78,214	23,916,237
Siemens AG	61,317	15,749,775
Siemens Energy AG*	55,866	6,529,670
Siemens Healthineers AG 144A	25,788	1,431,605
Symrise AG	6,729	705,633
Vonovia SE	55,737	1,976,066
Zalando SE 144A*	10,454	344,954
		144,068,104
Hong Kong — 1.7%
AIA Group, Ltd.	822,600	7,451,476
BOC Hong Kong Holdings, Ltd.	214,500	933,771
CK Asset Holdings, Ltd.	161,057	711,682
CLP Holdings, Ltd.	156,000	1,317,539
Futu Holdings, Ltd. ADR	2,522	311,694
Hang Seng Bank, Ltd.	34,300	514,712
Henderson Land Development Co., Ltd.	71,275	250,317
HKT Trust & HKT, Ltd.	289,000	432,076
Hong Kong & China Gas Co., Ltd.	562,138	472,640
Hong Kong Exchanges and Clearing, Ltd.	127,197	6,841,490
Hongkong Land Holdings, Ltd.	52,200	301,194
Jardine Matheson Holdings, Ltd.	13,200	634,428
Link REIT	167,091	895,022
MTR Corporation, Ltd.	183,463	659,714
Power Assets Holdings, Ltd.	86,500	556,158
Sino Land Co., Ltd.	356,447	379,664
SITC International Holdings Co., Ltd.	59,000	189,027
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,261,774
Swire Pacific, Ltd. Class AΔ	22,500	192,872
Techtronic Industries Co., Ltd.	71,500	788,929
WH Group, Ltd. 144A	585,591	564,388
Wharf Real Estate Investment Co., Ltd.	115,000	326,438
		25,987,005
Ireland — 0.5%
Bank of Ireland Group PLC	80,800	1,151,410
DCC PLC	5,616	364,482
James Hardie Industries PLC CDI*	37,315	1,002,032
Kerry Group PLC Class A	15,874	1,753,861
Kingspan Group PLC	13,457	1,146,663
Ryanair Holdings PLC	60,853	1,726,138
		7,144,586
Israel — 0.8%
Azrieli Group, Ltd.	1,239	114,098
Bank Hapoalim BM	76,213	1,463,905
Bank Leumi Le-Israel BM	172,431	3,208,173

See Notes to Financial Statements.

	Shares	Value
Check Point Software Technologies, Ltd.*	11,172	$2,471,805
CyberArk Software, Ltd.*	4,881	1,985,981
Elbit Systems, Ltd.	1,618	720,712
ICL Group, Ltd.	5,905	40,540
Israel Discount Bank, Ltd. Class A	52,953	528,192
Mizrahi Tefahot Bank, Ltd.	11,154	727,596
Nice, Ltd.*	3,728	631,945
Wix.com, Ltd.*	2,346	371,747
		12,264,694
Italy — 2.6%
Enel SpA	710,480	6,742,957
Eni SpA	220,136	3,556,104
FinecoBank Banca Fineco SpA	27,715	614,817
Generali	104,358	3,712,173
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	321,816
Intesa Sanpaolo SpA	1,280,817	7,378,032
Mediobanca Banca di Credito Finanziario SpAΔ	21,353	496,905
Moncler SpA	42,849	2,444,172
Nexi SpA 144A	24,702	147,528
Poste Italiane SpA 144A	25,999	558,611
Prysmian SpA	26,108	1,848,426
Recordati Industria Chimica e Farmaceutica SpAΔ	16,364	1,028,559
Snam SpA	116,668	706,272
Terna - Rete Elettrica Nazionale	90,920	934,746
UniCredit SpA	115,651	7,758,261
		38,249,379
Japan — 20.3%
Advantest CorporationΔ	72,600	5,381,914
Aeon Co., Ltd.Δ	52,800	1,618,468
AGC, Inc.Δ	9,300	272,822
Aisin CorporationΔ	10,800	138,158
Ajinomoto Co., Inc.	97,600	2,647,221
Asahi Kasei Corporation	49,000	348,820
Bandai Namco Holdings, Inc.	35,400	1,268,708
Bridgestone CorporationΔ	41,300	1,688,848
Canon, Inc.Δ	66,900	1,940,350
Capcom Co., Ltd.	35,200	1,202,133
Central Japan Railway Co.Δ	36,500	815,942
Chugai Pharmaceutical Co., Ltd.Δ	93,800	4,898,032
Dai Nippon Printing Co., Ltd.	23,000	349,136
Daifuku Co., Ltd.Δ	14,100	362,736
Dai-ichi Life Holdings, Inc.	198,400	1,508,357
Daiichi Sankyo Co., Ltd.	197,500	4,575,701
Daikin Industries, Ltd.	15,200	1,784,233
Daito Trust Construction Co., Ltd.	3,500	381,215
Daiwa House Industry Co., Ltd.Δ	127,200	4,370,949
Denso CorporationΔ	118,000	1,592,444
Dentsu Group, Inc.Δ	11,700	259,248
Disco CorporationΔ	7,700	2,281,074
East Japan Railway Co.Δ	51,900	1,116,417
Eisai Co., Ltd.Δ	27,700	795,556
ENEOS Holdings, Inc.Δ	106,250	526,664
FANUC Corporation	55,000	1,493,101
	Shares	Value
Fast Retailing Co., Ltd.Δ	19,000	$6,514,418
Fuji Electric Co., Ltd.Δ	5,000	230,260
FUJIFILM Holdings CorporationΔ	64,500	1,396,785
Fujitsu, Ltd.	99,000	2,401,679
Hankyu Hanshin Holdings, Inc.Δ	14,100	383,290
Hikari Tsushin, Inc.Δ	1,200	354,320
Hitachi, Ltd.	385,000	11,189,776
Honda Motor Co., Ltd.	451,800	4,356,642
Hoya Corporation	41,700	4,952,380
Inpex CorporationΔ	52,800	741,163
Isuzu Motors, Ltd.Δ	25,100	317,965
ITOCHU CorporationΔ	91,300	4,780,926
Japan Exchange Group, Inc.	51,600	522,709
Japan Post Bank Co., Ltd.Δ	120,000	1,293,664
Japan Post Holdings Co., Ltd.	105,100	973,459
JFE Holdings, Inc.Δ	24,900	289,653
Kansai Electric Power Co., Inc. (The)Δ	36,900	437,627
Kao Corporation	54,100	2,423,983
KDDI CorporationΔ	190,000	3,262,411
Keyence Corporation	15,200	6,077,390
Kobe Bussan Co., Ltd.Δ	8,600	267,078
Komatsu, Ltd.	54,200	1,788,250
Konami Holdings Corporation	5,500	869,560
Kubota CorporationΔ	52,500	592,037
Kyocera CorporationΔ	75,600	907,983
Kyowa Kirin Co., Ltd.Δ	87,100	1,490,915
Lasertec CorporationΔ	4,200	563,055
LY Corporation	129,000	475,056
M3, Inc.Δ	36,000	494,522
Marubeni Corporation	83,500	1,683,214
MatsukiyoCocokara & Co.	27,000	555,404
MEIJI Holdings Co., Ltd.Δ	16,000	353,821
MINEBEA MITSUMI, Inc.Δ	14,700	214,969
Mitsubishi Chemical Group Corporation	63,200	332,181
Mitsubishi CorporationΔ	291,900	5,832,712
Mitsubishi Electric Corporation	108,700	2,338,026
Mitsubishi Estate Co., Ltd.	66,800	1,252,308
Mitsubishi Heavy Industries, Ltd.Δ	273,200	6,836,663
Mitsubishi UFJ Financial Group, Inc.	890,700	12,143,441
Mitsui & Co., Ltd.Δ	163,200	3,326,012
Mitsui Fudosan Co., Ltd.	157,200	1,521,866
Mitsui OSK Lines, Ltd.Δ	11,300	377,417
Mizuho Financial Group, Inc.	182,590	5,068,685
MonotaRO Co., Ltd.	11,900	234,262
MS&AD Insurance Group Holdings, Inc.	72,600	1,623,017
Murata Manufacturing Co., Ltd.Δ	100,800	1,489,894
NEC Corporation	118,000	3,442,656
Nexon Co., Ltd.Δ	24,400	491,455
Nidec CorporationΔ	45,600	886,149
Nintendo Co., Ltd.Δ	96,000	9,218,865
Nippon Building Fund, Inc. REITΔ	345	318,566
Nippon Paint Holdings Co., Ltd.Δ	41,100	330,537
Nippon Sanso Holdings CorporationΔ	8,800	333,005
Nippon Steel CorporationΔ	45,400	858,602
Nippon Yusen KK	25,500	917,362
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nissan Motor Co., Ltd.Δ*	112,800	$272,929
Nissin Foods Holdings Co., Ltd.Δ	23,100	479,906
Nitori Holdings Co., Ltd.Δ	4,000	385,001
Nitto Denko CorporationΔ	35,500	685,557
Nomura Holdings, Inc.	229,400	1,511,678
Nomura Research Institute, Ltd.Δ	18,157	726,233
NTT Data Corporation	20,900	578,527
NTT, Inc.	1,725,000	1,844,216
Obic Co., Ltd.	18,000	699,931
Olympus CorporationΔ	139,900	1,661,777
Omron CorporationΔ	8,300	223,739
Ono Pharmaceutical Co., Ltd.Δ	86,300	935,300
Oracle Corporation	700	83,433
Oriental Land Co., Ltd.Δ	82,400	1,897,818
ORIX Corporation	102,600	2,315,341
Osaka Gas Co., Ltd.Δ	15,000	384,749
Otsuka Corporation	13,800	281,125
Otsuka Holdings Co., Ltd.Δ	61,000	3,024,338
Pan Pacific International Holdings Corporation	18,800	646,627
Panasonic Holdings Corporation	133,300	1,426,220
Recruit Holdings Co., Ltd.	117,000	6,880,377
Renesas Electronics CorporationΔ	94,400	1,167,863
Resona Holdings, Inc.	94,500	872,785
Ricoh Co., Ltd.Δ	26,200	247,260
SBI Holdings, Inc.Δ	9,400	327,544
SCREEN Holdings Co., Ltd.Δ	4,000	325,246
Secom Co., Ltd.Δ	25,000	898,123
Sekisui House, Ltd.	33,600	739,514
Seven & i Holdings Co., Ltd.	215,100	3,462,105
SG Holdings Co., Ltd.Δ	13,100	145,908
Shimadzu CorporationΔ	12,300	304,093
Shimano, Inc.Δ	3,600	521,930
Shin-Etsu Chemical Co., Ltd.	154,800	5,111,803
Shionogi & Co., Ltd.	231,600	4,169,328
Shiseido Co., Ltd.Δ	35,800	639,411
SMC CorporationΔ	3,300	1,182,596
SoftBank Corporation	1,711,800	2,651,495
SoftBank Group Corporation	97,600	7,096,108
Sompo Holdings, Inc.	67,800	2,043,140
Sony Group Corporation	521,000	13,546,170
Subaru Corporation	32,200	558,232
Sumitomo Corporation	197,800	5,104,570
Sumitomo Electric Industries, Ltd.	65,100	1,395,966
Sumitomo Metal Mining Co., Ltd.Δ	10,900	268,630
Sumitomo Mitsui Financial Group, Inc.	299,600	7,544,216
Sumitomo Mitsui Trust Group, Inc.	22,900	609,081
Sumitomo Realty & Development Co., Ltd.	9,600	370,746
Suntory Beverage & Food, Ltd.Δ	26,700	853,851
Suzuki Motor Corporation	84,600	1,019,957
Sysmex CorporationΔ	43,500	757,214
T&D Holdings, Inc.	22,500	493,877
Taisei CorporationΔ	13,300	774,599
Takeda Pharmaceutical Co., Ltd.	208,236	6,428,871
TDK Corporation	112,900	1,317,832
	Shares	Value
Terumo Corporation	190,200	$3,490,528
TIS, Inc.Δ	14,800	495,943
Tokio Marine Holdings, Inc.	150,500	6,378,349
Tokyo Electron, Ltd.	35,500	6,798,586
Tokyo Gas Co., Ltd.	23,400	778,333
Tokyu CorporationΔ	27,000	321,196
TOPPAN Holdings, Inc.	15,000	407,505
Toyota Industries CorporationΔ	6,500	733,608
Toyota Motor Corporation	838,480	14,441,134
Toyota Tsusho Corporation	30,000	679,537
Trend Micro, Inc.	8,500	587,910
Unicharm CorporationΔ	78,900	569,720
West Japan Railway Co.Δ	18,600	425,216
Yakult Honsha Co., Ltd.Δ	23,000	433,159
Yamaha Motor Co., Ltd.Δ	42,900	321,024
Yokogawa Electric Corporation	22,800	609,076
ZOZO, Inc.Δ	17,100	184,760
		303,498,762
Jersey — 0.5%
Experian PLC	81,013	4,177,537
Glencore PLC*	868,456	3,384,063
WPP PLC	45,700	321,773
		7,883,373
Luxembourg — 0.1%
ArcelorMittal SA	34,529	1,096,445
Eurofins Scientific SEΔ	12,824	913,906
		2,010,351
Netherlands — 6.0%
Adyen NV 144A*	2,167	3,979,777
Aegon, Ltd.	118,218	856,692
AerCap Holdings NV	9,818	1,148,706
Airbus SE	53,921	11,280,314
Akzo Nobel NV	10,566	741,349
Argenx SE*	8,029	4,444,718
ASM International NV	2,646	1,697,350
ASML Holding NV	31,091	24,914,366
Euronext NV 144A	4,841	829,467
EXOR NV	6,301	636,070
Ferrari NV	10,866	5,323,372
Ferrovial SEΔ	41,873	2,233,619
IMCD NV	2,480	333,549
ING Groep NV	275,643	6,041,458
JDE Peet's NV	20,956	598,599
Koninklijke Ahold Delhaize NV	89,313	3,730,287
Koninklijke KPN NV	184,467	899,865
Koninklijke Philips NV	94,563	2,270,680
NN Group NV	16,401	1,091,308
Prosus NV*	109,409	6,138,557
QIAGEN NV*	24,055	1,158,961
Stellantis NV	165,970	1,662,378
STMicroelectronics NV	37,246	1,142,037
Tenaris SA	20,000	374,894
Universal Music Group NV	109,973	3,567,586

See Notes to Financial Statements.

	Shares	Value
Wolters Kluwer NV	18,771	$3,139,227
		90,235,186
New Zealand — 0.2%
Auckland International Airport, Ltd.	82,606	389,980
Fisher & Paykel Healthcare Corporation, Ltd.	50,139	1,101,289
Xero, Ltd.*	7,519	889,718
		2,380,987
Norway — 0.6%
Aker BP ASA	14,477	369,951
DNB Bank ASA	42,517	1,175,790
Equinor ASA	113,781	2,873,432
Gjensidige Forsikring ASA	8,027	203,484
Kongsberg Gruppen ASA	14,775	572,932
Mowi ASA	33,947	655,633
Norsk Hydro ASA	67,659	387,442
Orkla ASA	106,700	1,162,122
Salmar ASA	6,863	297,414
Telenor ASA	21,933	341,545
Yara International ASA	10,434	385,042
		8,424,787
Portugal — 0.2%
EDP SA	454,225	1,973,280
Galp Energia SGPS SA	27,004	494,331
Jeronimo Martins SGPS SA	19,382	490,711
		2,958,322
Singapore — 1.6%
CapitaLand Ascendas REIT	157,957	333,314
CapitaLand Integrated Commercial Trust REIT	455,174	777,244
Capitaland Investment, Ltd.Δ	174,460	363,690
DBS Group Holdings, Ltd.	143,506	5,066,061
Grab Holdings, Ltd. Class A*	55,000	276,650
Keppel, Ltd.	84,500	493,444
Oversea-Chinese Banking Corporation, Ltd.	265,140	3,399,974
Sea, Ltd. ADR*	28,281	4,523,263
Singapore Airlines, Ltd.	190,850	1,046,766
Singapore Exchange, Ltd.	108,000	1,264,596
Singapore Telecommunications, Ltd.	754,500	2,274,658
United Overseas Bank, Ltd.	116,959	3,310,374
Wilmar International, Ltd.	258,000	582,378
		23,712,412
South Africa — 0.0%
Valterra Platinum, Ltd.	1	44
Spain — 3.0%
Acciona SAΔ	827	149,161
ACS Actividades de Construccion y Servicios SAΔ	10,581	735,460
Aena SME SA 144A	39,300	1,049,066
Amadeus IT Group SA	50,674	4,281,094
Banco Bilbao Vizcaya Argentaria SA	426,478	6,567,023
Banco Santander SA	1,246,523	10,322,306
CaixaBank SA	262,455	2,274,123
Cellnex Telecom SA 144AΔ*	28,971	1,128,080
	Shares	Value
EDP Renovaveis SAΔ	19,340	$216,409
Endesa SAΔ	13,556	429,387
Grifols SAΔ*	31,106	379,555
Iberdrola SAΔ	478,440	9,204,244
Industria de Diseno Textil SA	97,714	5,097,422
Redeia Corporation SA	23,715	507,447
Repsol SAΔ	52,755	771,616
Telefonica SAΔ	320,126	1,684,850
		44,797,243
Sweden — 2.7%
Alfa Laval AB	14,717	619,860
Assa Abloy AB, B Shares	75,283	2,353,621
Atlas Copco AB, A Shares	262,207	4,238,841
Atlas Copco AB, B Shares	218,000	3,102,704
Boliden AB*	12,271	383,462
Epiroc AB, A SharesΔ	46,862	1,019,710
EQT AB	12,795	429,221
Essity AB, B Shares	59,852	1,657,235
Fastighets AB Balder, B SharesΔ*	28,806	214,728
H & M Hennes & Mauritz AB, B SharesΔ	42,435	597,660
Hexagon AB, B Shares	134,111	1,351,785
Industrivarden AB, A Shares	12,534	455,654
Industrivarden AB, C Shares	18,571	672,488
Investment AB Latour, B Shares	9,171	241,887
Investor AB, B Shares	158,911	4,709,071
L E Lundbergforetagen AB, B Shares	5,888	293,915
Nibe Industrier AB, B SharesΔ	74,413	317,718
Sagax AB, B Shares	11,741	269,036
Sandvik ABΔ	81,379	1,868,654
Securitas AB, B Shares	23,710	354,994
Skandinaviska Enskilda Banken AB, A Shares	129,780	2,262,135
Skanska AB, B Shares	13,311	310,074
SKF AB, B Shares	17,959	412,524
Svenska Cellulosa AB SCA, B SharesΔ	49,432	642,753
Svenska Handelsbanken AB, A Shares	80,926	1,083,380
Swedbank AB, A Shares	61,659	1,633,121
Swedish Orphan Biovitrum AB*	26,881	818,127
Tele2 AB, B Shares	37,286	544,279
Telefonaktiebolaget LM Ericsson, B Shares	286,228	2,445,911
Telia Co. AB	126,527	455,096
Volvo AB, B Shares	150,875	4,245,263
		40,004,907
Switzerland — 9.3%
ABB, Ltd.	132,321	7,929,844
Alcon AGΔ	56,754	5,033,114
Amrize, Ltd.*	44,626	2,226,098
Barry Callebaut AGΔ	404	441,600
Chocoladefabriken Lindt & Spruengli AG	331	5,578,542
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,333,805
Cie Financiere Richemont SA	40,877	7,735,272
Coca-Cola HBC AG CDI*	53,299	2,784,480
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
DSM-Firmenich AG	10,715	$1,139,917
EMS-Chemie Holding AG	227	171,613
Geberit AG	1,229	967,893
Givaudan SA	796	3,860,224
Holcim, Ltd.*	44,626	3,313,888
Julius Baer Group, Ltd.	11,052	749,711
Kuehne + Nagel International AG	1,928	417,495
Logitech International SA	9,124	827,405
Lonza Group AG	11,846	8,471,826
Nestle SA	210,778	20,956,892
Partners Group Holding AG	3,003	3,928,904
Roche Holding AG	64,691	21,116,429
Roche Holding AG (Swiss Exchange)	12,102	4,205,823
Sandoz Group AG	64,284	3,522,980
SGS SA	5,138	521,690
SIG Group AGΔ*	6,984	129,183
Sika AG	16,441	4,473,332
Straumann Holding AGΔ	13,370	1,749,996
Swiss Life Holding AG	1,032	1,044,760
Swiss Re AG	27,099	4,687,778
Temenos AG	3,832	275,272
UBS Group AG	286,904	9,740,899
VAT Group AG 144A	1,112	471,190
Zurich Insurance Group AG	12,183	8,524,728
		138,332,583
United Kingdom — 13.4%
3i Group PLC	96,813	5,478,862
Admiral Group PLC	8,048	361,408
Anglo American PLCΔ	85,589	2,522,984
Antofagasta PLC	23,560	585,770
Ashtead Group PLC	30,479	1,954,498
Associated British Foods PLC	48,376	1,366,833
Auto Trader Group PLC 144A	54,162	613,482
Aviva PLC	188,579	1,603,248
BAE Systems PLC	272,243	7,065,492
Barclays PLC	1,098,843	5,077,502
Barratt Redrow PLC	90,118	564,318
BP PLC	1,349,495	6,723,586
BT Group PLCΔ	253,308	674,489
Bunzl PLC	26,142	833,054
Centrica PLC	350,000	776,571
CK Hutchison Holdings, Ltd.	212,500	1,308,507
CK Infrastructure Holdings, Ltd.	35,000	231,779
Coca-Cola Europacific Partners PLC	46,506	4,312,036
Compass Group PLC	173,434	5,874,558
Croda International PLC	8,431	338,488
Haleon PLC	931,639	4,788,282
Halma PLC	38,546	1,694,256
Hikma Pharmaceuticals PLC	171,485	4,679,659
HSBC Holdings PLC	1,466,177	17,735,159
Informa PLC	57,112	632,298
InterContinental Hotels Group PLC	22,571	2,580,660
Intertek Group PLC	16,272	1,059,935
J Sainsbury PLC	118,172	470,309
JD Sports Fashion PLC	259,615	316,594
	Shares	Value
Kingfisher PLC	252,818	$1,009,653
Land Securities Group PLC REIT	93,472	811,881
Legal & General Group PLC	432,169	1,512,133
Lloyds Banking Group PLC	6,085,048	6,398,538
London Stock Exchange Group PLC	45,951	6,720,206
M&G PLC	174,268	615,988
Mondi PLC	44,958	734,637
National Grid PLC	494,988	7,265,762
NatWest Group PLC	721,433	5,066,591
Next PLC	15,694	2,680,441
Pearson PLC	41,042	604,590
Phoenix Group Holdings PLC	52,209	472,342
Prudential PLC	209,227	2,618,738
Reckitt Benckiser Group PLC	86,635	5,902,183
RELX PLC	157,773	8,550,931
Rentokil Initial PLC	164,319	792,801
Rio Tinto PLC	108,199	6,297,627
Rolls-Royce Holdings PLC	802,696	10,637,848
Sage Group PLC (The)	115,730	1,987,409
Schroders PLC	111,805	556,020
Segro PLC REIT	82,405	771,405
Severn Trent PLC	25,238	948,247
Shell PLC	490,445	17,111,408
Smith & Nephew PLC	86,838	1,329,858
Smiths Group PLC	48,466	1,494,902
Spirax Group PLC	6,430	525,795
SSE PLC	93,689	2,359,102
Standard Chartered PLC	147,424	2,439,653
Tesco PLC	610,319	3,365,008
Unilever PLC	213,223	13,012,203
United Utilities Group PLC	72,451	1,137,681
Vodafone Group PLC	1,287,411	1,378,112
Whitbread PLC	28,617	1,110,512
		200,444,822
Total Foreign Common Stocks (Cost $1,070,116,043)		1,391,393,892
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 6.15%◊	7,785	646,512
Dr. Ing hc F Porsche AG 3.55% 144A◊	6,210	306,923
Henkel AG & Co. KGaA 3.06%◊	13,912	1,093,255
Porsche Automobil Holding SE 5.69%◊	6,933	275,230
Sartorius AG 0.34%◊	2,399	611,020
Volkswagen AG 7.11%◊	11,005	1,163,377
Total Foreign Preferred Stocks (Cost $5,328,663)		4,096,317

See Notes to Financial Statements.

	Shares	Value
MONEY MARKET FUNDS — 11.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	98,696,539	$98,696,539
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	72,579,420	72,579,420
Total Money Market Funds (Cost $171,275,959)		171,275,959
TOTAL INVESTMENTS — 105.6% (Cost $1,253,405,049)		1,576,758,470
Liabilities in Excess of Other Assets — (5.6)%		(84,161,456)
NET ASSETS — 100.0%		$1,492,597,014
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/2025	632	$84,741,720	$1,030,432
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$9,992,302	$9,992,302	$—	$—
Foreign Common Stocks:
Germany	144,068,104	634,642	143,433,462	—
Hong Kong	25,987,005	801,915	25,185,090	—
Israel	12,264,694	4,829,533	7,435,161	—
Netherlands	90,235,186	1,148,706	89,086,480	—
New Zealand	2,380,987	389,980	1,991,007	—
Norway	8,424,787	870,346	7,554,441	—
Singapore	23,712,412	4,799,913	18,912,499	—
South Africa	44	44	—	—
Spain	44,797,243	429,387	44,367,856	—
Switzerland	138,332,583	2,226,098	136,106,485	—
United Kingdom	200,444,822	4,312,036	196,132,786	—
Other^^	700,746,025	—	700,746,025	—
Total Foreign Common Stocks	1,391,393,892	20,442,600	1,370,951,292	—
Foreign Preferred Stocks	4,096,317	—	4,096,317	—
Money Market Funds	171,275,959	171,275,959	—	—
Total Assets - Investments in Securities	$1,576,758,470	$201,710,861	$1,375,047,609	$ —
Other Financial Instruments***
Futures Contracts	$1,030,432	$1,030,432	$—	$—
Total Assets - Other Financial Instruments	$1,030,432	$1,030,432	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 3.4%
Communication Services — 0.9%
Spotify Technology SA*	16,276	$12,489,226
Consumer Discretionary — 0.8%
Coupang, Inc.*	204,794	6,135,628
MercadoLibre, Inc.*	2,185	5,710,782
		11,846,410
Financials — 1.5%
Arch Capital Group, Ltd.	56,350	5,130,668
Axis Capital Holdings, Ltd.	55,500	5,762,010
Everest Group, Ltd.	31,025	10,543,846
		21,436,524
Information Technology — 0.2%
Atlassian Corporation Class A*	14,508	2,946,429
Total Common Stocks (Cost $33,268,363)		48,718,589
FOREIGN COMMON STOCKS — 88.3%
Australia — 2.1%
AGL Energy, Ltd.	118,320	758,720
ANZ Group Holdings, Ltd.	167,973	3,221,182
ASX, Ltd.	1,363	62,583
BHP Group, Ltd.	17,844	429,284
BlueScope Steel, Ltd.	64,283	979,579
Challenger, Ltd.	236,318	1,257,632
Commonwealth Bank of Australia	20,247	2,464,228
Computershare, Ltd.	91,894	2,410,755
Dexus REIT	33,004	144,853
Dyno Nobel, Ltd.	28,495	50,436
Evolution Mining, Ltd.	216,177	1,125,481
Fortescue, Ltd.	33,184	333,573
Goodman Group REIT	29,615	667,659
GPT Group (The) REIT	62,123	198,332
JB Hi-Fi, Ltd.	24,523	1,781,996
Lendlease Corporation, Ltd.	68,495	242,726
Macquarie Group, Ltd.	11,664	1,754,331
Mirvac Group REIT	210,421	305,312
Northern Star Resources, Ltd.	102,752	1,269,207
Pro Medicus, Ltd.	10,606	1,984,751
Qantas Airways, Ltd.	87,516	618,263
QBE Insurance Group, Ltd.	143,134	2,204,139
Rio Tinto, Ltd.	2,838	200,903
Scentre Group REIT	110,542	259,632
Sonic Healthcare, Ltd.	3,536	62,415
South32, Ltd.	40,571	77,527
Stockland REIT	930,718	3,289,270
Suncorp Group, Ltd.	88,868	1,266,515
Vicinity Centres REIT	199,290	325,334
WiseTech Global, Ltd.	15,366	1,101,986
		30,848,604
Austria — 0.4%
BAWAG Group AG 144A*	35,758	4,572,783
Erste Group Bank AG	18,805	1,600,782
		6,173,565
	Shares	Value
Belgium — 1.0%
Groupe Bruxelles Lambert NV	246	$20,999
KBC Group NV	102,509	10,579,916
UCB SA	16,559	3,258,113
		13,859,028
Brazil — 0.3%
NU Holdings, Ltd. Class A*	295,511	4,054,411
Canada — 2.6%
Agnico Eagle Mines, Ltd.Δ	24,958	2,968,255
Barrick Mining Corporation	17,209	358,270
Canadian National Railway Co.	67,834	7,057,449
Canadian Natural Resources, Ltd.	96,723	3,040,018
Canadian Pacific Kansas City, Ltd.	71,800	5,691,586
First Quantum Minerals, Ltd.*	52,831	938,485
Kinross Gold Corporation	49,114	767,502
Lundin Mining Corporation	99,296	1,044,185
Methanex Corporation	13,450	445,354
Shopify, Inc. Class AΔ*	15,475	1,785,041
Toronto-Dominion Bank (The)	141,236	10,388,249
Waste Connections, Inc.	17,190	3,209,717
		37,694,111
China — 0.3%
Meituan Class B 144A*	283,900	4,566,827
Denmark — 0.5%
AP Moeller - Maersk A/S Class BΔ	1,463	2,720,739
Danske Bank A/S	50,329	2,055,629
Genmab A/S*	3,106	645,018
ISS A/S	9,425	263,059
Pandora A/S	6,279	1,106,331
Vestas Wind Systems A/S	43,548	654,133
		7,444,909
Finland — 0.3%
Nordea Bank Abp	98,300	1,458,547
Sampo OYJ Class A	100,854	1,085,442
Wartsila OYJ Abp	52,916	1,250,636
		3,794,625
France — 10.9%
Accor SAΔ	33,909	1,777,118
Air Liquide SA	61,625	12,707,146
Arkema SA	7,699	568,522
Ayvens SA 144A	64,225	715,524
BNP Paribas SA	159,902	14,343,484
Bureau Veritas SA	234,635	8,008,630
Capgemini SE	103,162	17,665,091
Cie Generale des Etablissements Michelin SCA	58,488	2,175,415
Danone SA	92,936	7,604,334
Engie SA	586,285	13,779,342
Hermes International SCA	1,120	3,036,170
JCDecaux SE	56,153	1,027,257
Klepierre REIT	85,252	3,370,805
L’Oreal SA	28,787	12,331,013
Legrand SA	22,636	3,033,870
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Renault SA	22,316	$1,029,772
Safran SA	34,529	11,260,744
Schneider Electric SE	81,597	21,907,564
SCOR SE	125,086	4,154,364
Societe Generale SA	62,555	3,578,410
TotalEnergies SE	176,452	10,785,216
Valeo SE	28,980	318,108
Vinci SA	16,251	2,396,541
		157,574,440
Germany — 11.5%
adidas AG	51,712	12,071,129
Allianz SE	13,582	5,512,032
Bayerische Motoren Werke AG	53,332	4,749,714
Beiersdorf AG	76,143	9,571,021
BioNTech SE ADR*	17,065	1,816,911
Brenntag SE	18,923	1,253,648
Commerzbank AG	45,527	1,434,694
Continental AG	10,636	928,286
Daimler Truck Holding AG	165,102	7,833,094
Delivery Hero SE 144A*	5,208	141,357
Deutsche Bank AG	9,270	274,813
Deutsche Boerse AG	87,567	28,607,226
Deutsche Lufthansa AG	164,429	1,395,943
Deutsche Post AG	129,198	5,984,433
Deutsche Telekom AG	80,696	2,953,764
E.ON SE	264,484	4,873,287
Fresenius Medical Care AG	2,595	149,096
Fresenius SE & Co. KGaA	3,215	161,788
Mercedes-Benz Group AG	19,053	1,110,031
Muenchener Rueckversicherungs-Gesellschaft AG	1,410	915,562
Rheinmetall AG	4,138	8,763,038
RWE AG	28,085	1,173,622
SAP SE	127,286	38,921,448
Scout24 SE 144A	557	76,893
Siemens AG	22,864	5,872,806
Siemens Energy AG*	121,634	14,216,695
Talanx AG	26,018	3,373,019
TeamViewer AG 144A*	20,090	226,724
thyssenkrupp AG	124,627	1,343,255
		165,705,329
Guatemala — 0.0%
Millicom International Cellular SA	3,332	124,850
Hong Kong — 2.8%
AIA Group, Ltd.	1,473,012	13,343,196
Alibaba Group Holding, Ltd. Class W	327,210	4,631,969
Techtronic Industries Co., Ltd.	296,602	3,272,700
Tencent Holdings, Ltd.	293,400	18,905,409
		40,153,274
India — 1.5%
HDFC Bank, Ltd.	465,532	10,868,060
HDFC Bank, Ltd. ADR	70,368	5,395,114
ICICI Bank, Ltd. ADR	142,876	4,806,349
		21,069,523
	Shares	Value
Ireland — 4.6%
AIB Group PLC	206,932	$1,707,779
Aon PLC Class A	30,596	10,915,429
Bank of Ireland Group PLC	471,422	6,717,823
CRH PLC	27,708	2,543,594
James Hardie Industries PLC ADRΔ*	31,395	844,212
Kerry Group PLC Class A	72,279	7,985,847
Linde PLC	8,399	3,940,643
Medtronic PLC	94,652	8,250,815
Ryanair Holdings PLC ADR	263,793	15,212,942
STERIS PLC	8,991	2,159,818
Willis Towers Watson PLC	20,077	6,153,601
		66,432,503
Israel — 0.8%
Bank Leumi Le-Israel BM	78,426	1,459,159
Check Point Software Technologies, Ltd.*	14,496	3,207,240
CyberArk Software, Ltd.*	1,878	764,121
Monday.com, Ltd.*	16,233	5,104,954
Wix.com, Ltd.*	7,097	1,124,590
		11,660,064
Italy — 1.1%
Banca Monte dei Paschi di Siena SpAΔ	92,399	783,688
DiaSorin SpA	20,016	2,142,314
Enel SpA	69,682	661,331
Eurogroup Laminations SpAΔ	46,922	126,572
FinecoBank Banca Fineco SpA	116,563	2,585,780
Intesa Sanpaolo SpA	298,387	1,718,832
Leonardo SpA	31,468	1,775,641
Nexi SpA 144A	122,848	733,686
Poste Italiane SpA 144A	62,243	1,337,345
Stevanato Group SpAΔ	18,514	452,297
UniCredit SpA	54,591	3,662,149
		15,979,635
Japan — 14.6%
Advantest CorporationΔ	31,497	2,334,906
AGC, Inc.	10,700	313,892
Asahi Intecc Co., Ltd.	12,500	197,750
Asahi Kasei Corporation	165,100	1,175,308
Asics Corporation	13,000	331,505
Bandai Namco Holdings, Inc.	39,600	1,419,233
Brother Industries, Ltd.	51,200	883,220
Canon, Inc.	8,600	249,432
Chiba Bank, Ltd. (The)Δ	108,600	1,003,652
Chubu Electric Power Co., Inc.	44,400	549,425
Concordia Financial Group, Ltd.	240,400	1,560,141
Dai-ichi Life Holdings, Inc.	160,700	1,221,739
Daiichi Sankyo Co., Ltd.Δ	294,600	6,825,324
Daikin Industries, Ltd.Δ	80,100	9,402,439
Daito Trust Construction Co., Ltd.	51,734	5,634,788
Daiwa House Industry Co., Ltd.	2,490	85,563
eGuarantee, Inc.	32,600	333,598
ENEOS Holdings, Inc.	28,300	140,278
FANUC Corporation	41,506	1,126,775

See Notes to Financial Statements.

	Shares	Value
Fujikura, Ltd.	2,400	$126,253
Fujitsu, Ltd.	85,300	2,069,325
Fukuoka Financial Group, Inc.	8,100	216,405
GMO Payment Gateway, Inc.	18,434	1,192,286
Hirose Electric Co., Ltd.	3,600	434,513
Hitachi, Ltd.	181,679	5,280,383
Honda Motor Co., Ltd.	342,057	3,298,406
Hoya Corporation	59,900	7,113,850
Inpex Corporation	38,600	541,835
Isetan Mitsukoshi Holdings, Ltd.	27,200	414,158
Isuzu Motors, Ltd.Δ	113,808	1,441,713
ITOCHU CorporationΔ	29,200	1,529,059
Japan Post Bank Co., Ltd.	52,300	563,822
Japan Post Holdings Co., Ltd.	101,700	941,968
Japan Real Estate Investment Corporation REIT	62	50,757
Kao Corporation	1,500	67,208
KDDI CorporationΔ	104,300	1,790,892
Keyence Corporation	5,632	2,251,833
Kobe Steel, Ltd.	10,900	118,988
Koito Manufacturing Co., Ltd.Δ	76,087	909,470
Komatsu, Ltd.	15,900	524,597
Kubota CorporationΔ	481,159	5,425,983
LY Corporation	116,800	430,128
Makita Corporation	17,400	535,885
Marubeni Corporation	8,900	179,408
Mazda Motor Corporation	338,735	2,037,558
MINEBEA MITSUMI, Inc.Δ	215,951	3,158,011
MISUMI Group, Inc.	200,274	2,675,358
Mitsubishi Chemical Group Corporation	21,200	111,428
Mitsubishi CorporationΔ	51,700	1,033,063
Mitsubishi Electric Corporation	62,900	1,352,915
Mitsubishi Heavy Industries, Ltd.Δ	461,200	11,541,248
Mitsubishi UFJ Financial Group, Inc.	107,044	1,459,394
Mitsui & Co., Ltd.Δ	65,900	1,343,040
Mitsui Chemicals, Inc.	54,800	1,267,015
Mitsui Fudosan Co., Ltd.	295,600	2,861,728
Mizuho Financial Group, Inc.	103,913	2,884,617
MS&AD Insurance Group Holdings, Inc.	63,400	1,417,346
Murata Manufacturing Co., Ltd.Δ	232,444	3,435,683
Nintendo Co., Ltd.Δ	59,400	5,704,173
Nippon Building Fund, Inc. REIT	55	50,786
NIPPON EXPRESS HOLDINGS, INC.	12,982	260,424
Nippon Steel Corporation	17,400	329,068
Nippon Yusen KK	39,200	1,410,218
Nomura Holdings, Inc.	264,600	1,743,635
NTT, Inc.	1,246,000	1,332,112
ORIX Corporation	18,800	424,254
Osaka Gas Co., Ltd.Δ	50,100	1,285,061
Otsuka Holdings Co., Ltd.Δ	80,600	3,996,092
Panasonic Holdings Corporation	180,000	1,925,878
Rakuten Group, Inc.*	40,300	222,060
Recruit Holdings Co., Ltd.	43,400	2,552,208
Renesas Electronics Corporation	32,900	407,020
Resona Holdings, Inc.	140,300	1,295,786
	Shares	Value
Sanrio Co., Ltd.	4,500	$217,600
Sansan, Inc.*	40,855	604,210
Sanwa Holdings Corporation	6,400	212,260
Seiko Epson Corporation	3,900	51,256
Seven & i Holdings Co., Ltd.	15,000	241,430
Shimamura Co., Ltd.	5,772	404,999
Shimizu Corporation	18,200	203,290
Shin-Etsu Chemical Co., Ltd.	10,700	353,335
Shionogi & Co., Ltd.	44,900	808,302
Shizuoka Financial Group, Inc.	95,700	1,113,477
SMC CorporationΔ	32,098	11,502,717
SoftBank Corporation	474,900	735,597
Sojitz Corporation	13,660	335,675
Sompo Holdings, Inc.	42,507	1,280,940
Sony Group Corporation	541,008	14,066,384
Square Enix Holdings Co., Ltd.	9,000	673,193
Subaru Corporation	4,000	69,346
Sumitomo Corporation	41,600	1,073,560
Sumitomo Mitsui Financial Group, Inc.	17,000	428,076
Sumitomo Mitsui Trust Group, Inc.	313,376	8,334,996
Sumitomo Rubber Industries, Ltd.	30,000	340,695
Suzuki Motor CorporationΔ	608,634	7,337,832
Takeda Pharmaceutical Co., Ltd.	60,600	1,870,904
Terumo CorporationΔ	591,900	10,862,478
Tokyo Electric Power Co. Holdings, Inc.*	197,000	655,759
Tokyo Electron, Ltd.	34,532	6,613,205
Tokyo Gas Co., Ltd.	16,600	552,151
Tokyu Fudosan Holdings Corporation	27,700	197,950
Toray Industries, Inc.Δ	114,200	781,728
TOTO, Ltd.	19,800	498,583
Toyo Suisan Kaisha, Ltd.	800	53,174
Toyota Industries Corporation	2,152	242,881
Toyota Motor Corporation	116,300	2,003,034
Trend Micro, Inc.	7,500	518,744
USS Co., Ltd.	94,400	1,040,376
Yamaha Corporation	13,000	93,950
Yamaha Motor Co., Ltd.Δ	370,592	2,773,168
Yokogawa Electric Corporation	6,600	176,311
		211,078,838
Jersey — 1.5%
CVC Capital Partners PLC 144AΔ	39,215	806,317
Experian PLC	371,780	19,171,303
Glencore PLC*	543,650	2,118,410
		22,096,030
Mexico — 1.1%
Fomento Economico Mexicano SAB de CV ADR	34,496	3,552,398
Grupo Financiero Banorte SAB de CV Series O	606,476	5,565,248
Wal-Mart de Mexico SAB de CV	1,865,693	6,172,412
		15,290,058
Netherlands — 5.1%
Aalberts NV	33,615	1,220,874
Adyen NV 144A*	3,907	7,175,352
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Airbus SE	2,884	$603,335
Akzo Nobel NV	96,010	6,736,414
Argenx SE*	10,787	5,971,500
ASM International NV	8,237	5,283,852
ASML Holding NV	13,388	10,728,298
ASML Holding NV (NASDAQ Exchange)	6,282	5,034,332
Ferrari NV	8,951	4,385,193
IMCD NV	5,948	799,979
ING Groep NV	21,380	468,600
Just Eat Takeaway.com NV 144A*	50,177	1,148,858
Koninklijke Ahold Delhaize NV	1,194	49,869
Koninklijke KPN NV	268,774	1,311,131
Koninklijke Philips NVΔ	219,245	5,264,587
NN Group NV	14,289	950,777
Prosus NV*	87,807	4,926,544
QIAGEN NVΔ*	248,841	11,989,066
		74,048,561
New Zealand — 0.1%
Xero, Ltd.*	16,403	1,940,955
Norway — 0.2%
Equinor ASA	26,151	660,419
Kongsberg Gruppen ASA	24,065	933,171
Telenor ASA	13,684	213,090
TOMRA Systems ASA	34,601	540,072
		2,346,752
Peru — 0.2%
Credicorp, Ltd.	11,519	2,574,727
Portugal — 0.8%
Galp Energia SGPS SA	444,741	8,141,361
Jeronimo Martins SGPS SA	148,785	3,766,922
		11,908,283
Singapore — 1.4%
CapitaLand Integrated Commercial Trust REIT	112,569	192,220
Grab Holdings, Ltd. Class A*	336,056	1,690,361
Oversea-Chinese Banking Corporation, Ltd.	4,000	51,293
Sea, Ltd. ADR*	69,771	11,159,174
Singapore Exchange, Ltd.	8,048	94,236
Singapore Telecommunications, Ltd.	764,300	2,304,203
United Overseas Bank, Ltd.	147,500	4,174,798
Yangzijiang Shipbuilding Holdings, Ltd.	590,400	1,030,307
		20,696,592
South Korea — 1.5%
Hana Financial Group, Inc.	104,630	6,664,724
KB Financial Group, Inc.	113,811	9,352,564
Samsung Electronics Co., Ltd. GDR	5,187	5,729,484
		21,746,772
Spain — 1.6%
Amadeus IT Group SA	158,731	13,410,078
Banco Santander SA	185,480	1,535,938
Bankinter SAΔ	393,790	5,140,722
	Shares	Value
Industria de Diseno Textil SA	43,519	$2,270,245
		22,356,983
Sweden — 0.9%
Alfa Laval AB	32,569	1,371,762
Atlas Copco AB, A Shares	151,251	2,445,125
Atlas Copco AB, B Shares	9,342	132,961
Electrolux AB, B Shares*	134,724	958,097
Epiroc AB, A SharesΔ	69,648	1,515,530
Investor AB, B Shares	13,332	395,073
Saab AB Class B	25,339	1,416,787
Sandvik ABΔ	99,008	2,273,458
Svenska Handelsbanken AB, A Shares	5,264	70,471
Swedbank AB, A Shares	16,440	435,435
Telefonaktiebolaget LM Ericsson, B Shares	211,770	1,809,643
Volvo AB, B Shares	21,924	616,889
		13,441,231
Switzerland — 7.8%
ABB, Ltd.	26,927	1,613,704
Amrize, Ltd.*	9,315	464,664
Baloise Holding AG	2,284	538,686
BKW AG	557	122,122
Chubb, Ltd.	47,079	13,639,728
Cie Financiere Richemont SA	123,305	23,333,360
DSM-Firmenich AG	12,616	1,342,155
Flughafen Zurich AG	1,673	477,013
Galderma Group AG	25,544	3,712,966
Givaudan SA	184	892,313
Holcim, Ltd.*	9,315	691,724
Kuehne + Nagel International AG	2,892	626,242
Logitech International SA	18,259	1,655,808
Nestle SA	165,780	16,482,904
Roche Holding AG	64,267	20,978,027
Sandoz Group AG	66,353	3,636,368
SGS SA	2,436	247,341
Sika AG	25,899	7,046,702
Swiss Re AG	1,248	215,888
Swissquote Group Holding SA	502	285,307
Tecan Group AG	4,560	933,191
UBS Group AG	143,483	4,871,502
Ypsomed Holding AG	262	139,870
Zurich Insurance Group AG	11,756	8,225,946
		112,173,531
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	306,000	11,190,222
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,287	19,543,143
		30,733,365
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1
United Kingdom — 8.7%
3i Group PLC	127,854	7,235,541
Admiral Group PLC	78,385	3,520,003

See Notes to Financial Statements.

	Shares	Value
Allfunds Group PLC	141,234	$1,085,293
Anglo American PLC	55,506	1,636,200
Antofagasta PLC	45,064	1,120,422
BAE Systems PLC	517,604	13,433,318
Beazley PLC	199,733	2,564,575
BP PLC ADR	146,418	4,382,291
BT Group PLCΔ	1,028,679	2,739,087
Coca-Cola Europacific Partners PLC	15,580	1,436,097
Compass Group PLC	573,591	19,428,680
Croda International PLC	9,672	388,312
easyJet PLC	102,349	749,022
Haleon PLC	1,141,787	5,868,365
HSBC Holdings PLC	369,122	4,464,971
IMI PLC	45,444	1,307,658
Inchcape PLC	132,903	1,324,230
Informa PLC	525,840	5,821,681
Intermediate Capital Group PLC	22,244	590,042
Intertek Group PLC	53,550	3,488,171
London Stock Exchange Group PLC	11,467	1,677,017
National Grid PLCΔ	186,598	2,739,009
Next PLC	10,531	1,798,632
Prudential PLC	165,128	2,066,784
Reckitt Benckiser Group PLC	34,966	2,382,129
Rolls-Royce Holdings PLC	815,450	10,806,872
Sage Group PLC (The)	22,547	387,195
Schroders PLC	1	5
Shell PLC	199,505	6,960,641
Smith & Nephew PLC	140,669	2,154,239
Subsea 7 SA	5,715	107,281
Tesco PLC	868,722	4,789,719
Trainline PLC 144A*	145,610	559,302
Unilever PLC	78,132	4,768,104
Wise PLC Class A*	67,069	958,107
		124,738,995
Total Foreign Common Stocks (Cost $1,033,028,289)		1,274,307,372
FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.4%
Itau Unibanco Holding SA 3.08%◊	829,582	5,629,694
Germany — 0.2%
Henkel AG & Co. KGaA 3.06%◊	41,049	3,225,778
Porsche Automobil Holding SE 5.69%◊	1,561	61,969
		3,287,747
Total Foreign Preferred Stocks (Cost $7,606,687)		8,917,441
MONEY MARKET FUNDS — 10.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	75,355,752	75,355,752
	Shares	Value
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	71,184,704	$71,184,704
Total Money Market Funds (Cost $146,540,456)		146,540,456
TOTAL INVESTMENTS — 102.5% (Cost $1,220,443,795)		1,478,483,858
Liabilities in Excess of Other Assets — (2.5)%		(36,263,818)
NET ASSETS — 100.0%		$1,442,220,040
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	07/2025	(20)	$(1,806,975)	$(3,492)
IBEX 35 Index	07/2025	109	17,873,828	109,923
OMXS30 Index	07/2025	78	2,055,343	20,537
MSCI Singapore Index	07/2025	65	2,102,340	25,419
Topix Index®	09/2025	(13)	(2,577,792)	(52,993)
ASX SPI 200 Index	09/2025	(145)	(20,367,522)	(5,812)
S&P/TSX 60 Index	09/2025	(25)	(5,874,794)	(76,294)
Dax Index	09/2025	14	9,914,983	180,604
FTSE 100 Index	09/2025	(39)	(4,705,314)	(4,470)
FTSE/MIB Index	09/2025	27	6,337,395	65,881
MSCI EAFE Index	09/2025	285	38,214,225	791,263
Total Futures Contracts outstanding at June 30, 2025			$41,165,717	$1,050,566
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Euro	18,299,000	U.S. Dollars	21,180,287	CITI	$490,307
09/17/25	British Pounds	14,189,000	U.S. Dollars	19,144,078	CITI	342,550
09/17/25	Australian Dollars	18,374,000	U.S. Dollars	11,884,961	CITI	228,086
09/17/25	Norwegian Kroner	250,329,777	U.S. Dollars	24,700,813	CITI	147,313
09/17/25	Japanese Yen	1,976,250,000	U.S. Dollars	13,716,629	CITI	131,694
09/17/25	Israeli Shekels	6,831,000	U.S. Dollars	1,911,876	CITI	118,277
09/17/25	Canadian Dollars	39,855,000	U.S. Dollars	29,298,637	CITI	87,381
09/17/25	Swedish Kronor	77,000,000	U.S. Dollars	8,098,026	CITI	83,866
09/17/25	Swiss Francs	3,486,000	U.S. Dollars	4,380,515	CITI	57,514
09/17/25	New Zealand Dollars	5,799,000	U.S. Dollars	3,488,401	CITI	55,943
09/17/25	Singapore Dollars	2,546,145	U.S. Dollars	1,988,185	CITI	26,034
09/17/25	U.S. Dollars	1,823,415	Swedish Kronor	17,000,000	CITI	17,024
09/17/25	U.S. Dollars	2,819,499	Japanese Yen	400,000,000	CITI	16,549
09/17/25	Danish Kroner	2,869,000	U.S. Dollars	442,697	CITI	13,012
09/17/25	U.S. Dollars	419,347	British Pounds	305,000	CITI	472
09/17/25	Hong Kong Dollars	1,209,000	U.S. Dollars	154,971	CITI	96
09/17/25	U.S. Dollars	166,573	Hong Kong Dollars	1,298,000	CITI	92
Subtotal Appreciation						$1,816,210
09/17/25	U.S. Dollars	28,592	Hong Kong Dollars	223,000	CITI	$(10)
09/17/25	U.S. Dollars	189,393	Singapore Dollars	242,000	CITI	(2,050)
09/17/25	U.S. Dollars	149,435	Israeli Shekels	521,000	CITI	(5,405)
09/17/25	Canadian Dollars	12,798,000	U.S. Dollars	9,444,615	CITI	(8,352)
09/17/25	Hong Kong Dollars	30,869,987	U.S. Dollars	3,970,544	CITI	(11,159)
09/17/25	U.S. Dollars	3,838,339	Japanese Yen	550,000,000	CITI	(15,717)
09/17/25	Norwegian Kroner	15,000,000	U.S. Dollars	1,507,189	CITI	(18,265)
09/17/25	U.S. Dollars	5,867,769	Canadian Dollars	8,014,750	CITI	(41,692)
09/17/25	U.S. Dollars	2,233,547	Danish Kroner	14,409,000	CITI	(55,164)
09/17/25	U.S. Dollars	17,605,753	Swedish Kronor	167,000,000	CITI	(139,389)
09/17/25	Japanese Yen	3,488,750,000	U.S. Dollars	24,594,903	CITI	(147,927)
09/17/25	U.S. Dollars	14,075,583	British Pounds	10,375,000	CITI	(173,043)
09/17/25	U.S. Dollars	11,149,371	Euro	9,709,000	CITI	(348,515)
09/17/25	U.S. Dollars	17,890,091	New Zealand Dollars	29,976,000	CITI	(431,217)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	U.S. Dollars	51,665,836	Swiss Francs	41,880,333	CITI	$(1,652,045)
Subtotal Depreciation						$(3,049,950)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(1,233,740)
Swap Agreements outstanding at June 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Month HIBOR + 0.14%	MSCI Hong Kong Net Return HKD Index (Monthly)	9/17/2025	BAR	HKD	13,092,951	$150,977	$—	$150,977
Financing Index: 1-Month HIBOR + 0.6%	MSCI Hong Kong Net Return HKD Index (Monthly)	9/17/2025	BAR	HKD	1,769,013	38,704	—	38,704
Financing Index: 1-Month TELBOR + 0.05%	Tel Aviv Interbank Offered Rate (Monthly)	9/17/2025	BAR	ILS	1,897,739	142,530	—	142,530
Financing Index: Euro Short Term Rate + 0.49%	MSCI Netherlands Net Return EUR Index (Monthly)	9/17/2025	BAR	EUR	1,355,841	17,512	—	17,512
Subtotal Appreciation						$349,723	$ —	$349,723
Decrease in total return of AEX Index (At Termination)	Increase in total return of AEX Index (At Termination)	7/18/2025	GSC	EUR	4,206,516	$(27,024)	$—	$(27,024)
Financing Index: 1-Month HIBOR + 0.6%	MSCI Hong Kong Net Return HKD Index (Monthly)	9/17/2025	BAR	HKD	349,296	(3,498)	—	(3,498)
Financing Index: Euro Short Term Rate + 0.29%	MSCI Spain Net Return EUR Index (Monthly)	9/17/2025	BAR	EUR	2,835,513	(24,800)	—	(24,800)
Financing Index: Euro Short Term Rate + 0.49%	MSCI Netherlands Net Return EUR Index (Monthly)	9/17/2025	BAR	EUR	1,295,740	(11,098)	—	(11,098)
MSCI Canada Net Return CAD Index (Monthly)	Financing Index: Canadian Overnight Repo Rate Average - 0.2%	9/17/2025	BAR	CAD	1,344,098	(18,214)	—	(18,214)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight + 0.2%	9/17/2025	BAR	CHF	236,626	(1,042)	—	(1,042)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	9/19/2025	GSC	CHF	5,117,430	(4,344)	—	(4,344)
Subtotal Depreciation						$(90,020)	$ —	$(90,020)
Net Total Return Swaps outstanding at June 30, 2025						$259,703	$ —	$259,703
Total Return Basket Swap Agreements outstanding at June 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	58-60 months maturity ranging from 04/11/2030 - 06/19/2030	GSC	$24,469,182	$363,777	$—	$363,777
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	58-59 months maturity ranging from 04/11/2030 - 05/17/2030	GSC	$12,754,449	$240,958	$—	$240,958
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	58-69 months maturity ranging from 04/11/2030 - 05/02/2030	GSC	22,164,145	114,434	—	114,434
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.70% to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	58 months maturity 04/11/2030	GSC	12,535,891	57,204	—	57,204
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-1.65% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	58-60 months maturity ranging from 04/11/2030 - 06/19/2030	GSC	34,469,364	51,959	—	51,959
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.80% to -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	58 months maturity 04/11/2030	GSC	2,381,829	19,285	—	19,285
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread ( -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	58 months maturity 04/11/2030	GSC	12,643,092	6,392	—	6,392
Subtotal Appreciation				$854,009	$ —	$854,009

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Rolls-Royce Holdings PLC	286,655	$2,767,594	$308,396	84.78%
Shell PLC	84,842	2,156,485	63,887	17.56
Compass Group PLC	73,856	1,822,497	(98,447)	(27.06)
Lloyds Banking Group PLC	1,854,155	1,420,375	(12,802)	(3.52)
Centrica PLC	852,984	1,378,777	3,569	0.98
NatWest Group PLC	246,261	1,259,957	(52,678)	(14.48)
Barclays PLC	337,988	1,137,774	16,619	4.57
HSBC Holdings PLC	126,545	1,115,151	706	0.19
Direct Line Insurance Group	340,248	1,045,325	25,428	6.99
BP PLC	277,288	1,006,470	26,082	7.17
Vodafone Group PLC	1,275,147	994,414	114,552	31.49
Aviva PLC	156,698	970,535	6,141	1.69
EasyJet PLC	147,482	786,303	(109,435)	(30.08)

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Tesco PLC	186,143	$747,681	$63,558	17.47%
Antofagasta PLC	(37,060)	671,270	42,509	11.69
Rentokil Initial PLC	(143,129)	503,088	1,379	0.38
Wise PLC Class A	(46,715)	486,171	47,964	13.18
London Stock Exchange Group PLC	4,167	443,968	(33,207)	(9.13)
Kingfisher PLC	147,306	428,573	48,636	13.37
Endeavor Mining PLC	18,826	421,313	(10,849)	(2.98)
Hiscox, Ltd.	29,855	375,416	(25,628)	(7.04)
3i Group PLC	8,426	347,391	(20,182)	(5.55)
Pennon Group PLC	(56,030)	281,619	(13,488)	(3.71)
Barratt Redrow PLC	(59,479)	271,342	(4,198)	(1.15)
JD Sports Fashion PLC	(262,232)	232,969	(26,338)	(7.24)
Berkeley Group Holdings PLC	(5,107)	197,133	22,999	6.32
WPP PLC	(36,575)	187,611	3,565	0.98
Ocado Group PLC	78,196	177,684	(29,948)	(8.23)
Burberry Group PLC	13,632	161,314	19,936	5.48
Itv PLC	173,801	143,444	14,372	3.95
United Utilities Group PLC	8,932	102,180	3,684	1.01
Spectris PLC	(2,622)	100,662	(22,144)	(6.09)
Carnival PLC	(5,091)	94,216	(15,823)	(4.35)
Reckitt Benckiser Group PLC	1,758	87,253	(3,890)	(1.07)
Johnson Matthey PLC	4,042	70,213	5,182	1.42
B&M European Value Retail SA	14,206	38,545	3,388	0.93
Whitbread PLC	1,290	36,469	282	0.08
		$24,469,182	$363,777	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Safran SA	10,818	$2,995,044	$160,565	309.02%
Societe Generale SA	56,032	2,721,055	(30,823)	(59.32)
TotalEnergies SE	37,298	1,935,356	8,085	15.56
Orange SA	146,703	1,896,533	51,389	98.90
Unibail-Rodamco-Westfield REIT	(19,652)	1,603,718	32,599	62.74
Engie SA	77,565	1,547,600	71,427	137.47
Universal Music Group NV	(52,786)	1,453,718	(16,959)	(32.64)
Vinci SA	9,997	1,251,548	(8,514)	(16.39)
BNP Paribas SA	15,905	1,211,177	(43,553)	(83.82)
Koninklijke Philips NV	(56,548)	1,152,723	16,223	31.22
Vivendi SE	377,515	1,105,531	16,675	32.09
Schneider Electric SE	4,328	986,462	12,842	24.72
Dr. Ing hc F Porsche AG	(23,209)	973,793	(18,700)	(35.99)
Bouygues SA	22,953	881,228	8,206	15.79
Thales SA	3,379	847,008	(33,063)	(63.63)
Mapfre SA	226,198	786,580	23,963	46.12
Banco Santander SA	111,366	782,893	(7,339)	(14.12)
Carrefour SA	64,136	768,044	(75,602)	(145.50)
Industria de Diseno Textil SA	17,065	755,742	(87,089)	(167.61)
Valeo SE	74,043	689,974	49,379	95.04
Eiffage SA	4,732	564,463	(3,531)	(6.80)
Alstom SA	(28,401)	562,762	(38,240)	(73.60)
Interpump Group SpA	(14,859)	524,910	2,888	5.56
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Sartorius Stedim Biotech	(2,562)	$520,387	$(26,283)	(50.58)%
EssilorLuxottica SA	(2,117)	493,495	40,360	77.68
Kering SA	(2,523)	466,616	(16,260)	(31.29)
Airbus SE	2,604	462,463	36,130	69.54
Teleperformance SE	5,411	446,162	(69,905)	(134.54)
IMCD NV	(3,208)	366,281	16,646	32.04
Infineon Technologies AG	(9,711)	351,788	(6,416)	(12.35)
Aena SME SA	14,010	317,484	(10,551)	(20.31)
Fluidra SA	13,596	289,368	(10,442)	(20.10)
Puma SE	(12,411)	287,971	(8,309)	(15.99)
Repsol SA	20,774	257,947	9,172	17.65
Carl Zeiss Meditec AG	(4,265)	243,830	18,633	35.86
Renault SA	6,042	236,689	(30,246)	(58.21)
Bper Banca SpA	(29,886)	230,276	7,934	15.27
AXA SA	4,774	199,013	(4,146)	(7.98)
SCOR SE	5,951	167,787	(5,974)	(11.50)
Elia Group SA/NV	(1,588)	155,698	(11,570)	(22.27)
L’Oreal SA	405	147,276	(7,283)	(14.02)
Lotus Bakeries	(17)	139,064	17,006	32.73
Banco Comercial Portugues	192,742	127,470	1,622	3.12
CaixaBank SA	16,389	120,555	(4,718)	(9.08)
S.o.i.t.e.c.	(2,567)	120,166	1,674	3.22
Wacker Chemie AG	(1,648)	102,592	3,089	5.95
Acciona SA	(600)	91,870	(2,878)	(5.54)
Air France	5,156	47,912	6,964	13.40
Enagas SA	3,246	46,398	740	1.42
Worldline SA	(9,735)	34,944	16,142	31.07
		$34,469,364	$51,959	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	58 months maturity 04/11/2030	GSC	$327,334	$(16,698)	$—	$(16,698)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).*	53-69 months maturity ranging from 11/16/2029 - 06/19/2030	GSC	2,354,965,225	(513,910)	—	(513,910)
Subtotal Depreciation				$(530,608)	$ —	$(530,608)
Net Total Return Basket Swaps				$323,401	$ —	$323,401

*The following table represents disclosures associated with the underlying components of the total return basket swap as of yearend.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Toyota Industries Corporation	(23,800)	$386,816,565	$24,125	(4.69)%

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Nippon Sanso Holdings Corporation	(33,600)	$183,098,716	$(39,335)	7.65%
Nissan Motor Co., Ltd.	(488,300)	170,139,114	21,859	(4.25)
Sumitomo Metal Mining Co., Ltd.	(46,300)	164,318,698	(65,746)	12.79
Mitsubishi Heavy Industries	(42,300)	152,433,846	(40,600)	7.90
Nintendo Co., Ltd.	(10,300)	142,436,406	(124,574)	24.24
M3, Inc.	(64,700)	127,986,631	49,257	(9.58)
Yamaha Motor Co., Ltd.	(100,200)	107,975,539	(12,428)	2.42
Disco Corporation	(2,400)	102,385,286	(157,527)	30.65
Fujifilm Holdings Corporation	(31,600)	98,545,008	3,621	(0.70)
Nomura Research Institute, Ltd.	(14,900)	85,821,430	12,712	(2.47)
Chugai Pharmaceutical Co., Ltd.	(10,000)	75,196,279	9,099	(1.77)
Oriental Land Co., Ltd.	(21,900)	72,635,530	(13,101)	2.55
Yaskawa Electric Corporation	(19,200)	62,523,168	(12,286)	2.39
Shiseido Co., Ltd.	(22,600)	58,127,727	(29,852)	5.81
Lasertec Corporation	(2,700)	52,124,600	(85,059)	16.55
Idemitsu Kosan Co., Ltd.	(58,100)	50,738,819	(3,043)	0.59
Suzuki Motor Corporation	(24,600)	42,709,475	(9,277)	1.80
Rakuten Bank, Ltd.	(5,200)	34,328,372	41,674	(8.11)
Seibu Holdings, Inc.	(6,000)	30,964,942	(45,397)	8.83
Chiba Bank, Ltd. (The)	(21,100)	28,081,045	(5,004)	0.97
Mitsubishi Motors Corporation	(67,700)	27,565,318	4,217	(0.82)
Advantest Corporation	(2,300)	24,553,055	(17,260)	3.36
Nitori Holdings Co., Ltd.	(1,700)	23,562,896	5,503	(1.07)
Rohm Co., Ltd.	(11,800)	21,632,703	(13,409)	2.61
Toho Co., Ltd.	(2,200)	18,690,534	(10,590)	2.06
Nissin Foods Holdings Co., Ltd.	(3,200)	9,573,523	(1,489)	0.29
		$2,354,965,225	$(513,910)	100.00%
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$48,718,589	$48,718,589	$—	$—
Foreign Common Stocks:
Brazil	4,054,411	4,054,411	—	—
Canada	37,694,111	37,694,111	—	—
Germany	165,705,329	1,816,911	163,888,418	—
Guatemala	124,850	124,850	—	—
India	21,069,523	10,201,463	10,868,060	—
Ireland	66,432,503	50,021,054	16,411,449	—
Israel	11,660,064	10,200,905	1,459,159	—
Italy	15,979,635	578,869	15,400,766	—
Mexico	15,290,058	15,290,058	—	—
Netherlands	74,048,561	5,034,332	69,014,229	—
Norway	2,346,752	933,171	1,413,581	—
Peru	2,574,727	2,574,727	—	—
Singapore	20,696,592	12,849,535	7,847,057	—
Switzerland	112,173,531	14,104,392	98,069,139	—
Taiwan	30,733,365	19,543,143	11,190,222	—
United Kingdom	124,738,995	5,818,388	118,920,607	—
Other^^	568,984,365	—	568,984,365	—
Total Foreign Common Stocks	1,274,307,372	190,840,320	1,083,467,052	—
Foreign Preferred Stocks:
Brazil	5,629,694	5,629,694	—	—
Germany	3,287,747	—	3,287,747	—
Total Foreign Preferred Stocks	8,917,441	5,629,694	3,287,747	—
Money Market Funds	146,540,456	146,540,456	—	—
Total Assets - Investments in Securities	$1,478,483,858	$391,729,059	$1,086,754,799	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,816,210	$—	$1,816,210	$—
Futures Contracts	1,193,627	1,193,627	—	—
Swap Agreements	1,203,732	—	1,203,732	—
Total Assets - Other Financial Instruments	$4,213,569	$1,193,627	$3,019,942	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,049,950)	$—	$(3,049,950)	$—
Futures Contracts	(143,061)	(143,061)	—	—
Swap Agreements	(620,628)	—	(620,628)	—
Total Liabilities - Other Financial Instruments	$(3,813,639)	$(143,061)	$(3,670,578)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.9%
Consumer Discretionary — 1.9%
Coupang, Inc.*	110,060	$3,297,397
MercadoLibre, Inc.*	2,425	6,338,053
Yum China Holdings, Inc.	140,120	6,264,765
		15,900,215
Materials — 0.0%
Southern Copper Corporation	2,536	256,567
Total Common Stocks (Cost $11,963,655)		16,156,782
FOREIGN COMMON STOCKS — 89.1%
Brazil — 3.2%
B3 SA - Brasil Bolsa Balcao	3,303,858	8,841,747
Banco BTG Pactual SA*	230,006	1,788,620
BB Seguridade Participacoes SA	117,000	772,448
Localiza Rent a Car SA*	214,481	1,610,256
NU Holdings, Ltd. Class A*	63,991	877,957
PRIO SA*	552,889	4,306,614
Raia Drogasil SA	1,408,505	3,927,564
Rede D'Or Sao Luiz SA 144A*	294,247	1,916,659
Telefonica Brasil SA*	260,800	1,487,584
XP, Inc. Class A	65,940	1,331,988
		26,861,437
Canada — 0.3%
Lundin Mining Corporation	222,173	2,336,345
Chile — 0.2%
Banco de Chile ADR	2,557	77,784
Banco Santander Chile ADR	5,175	130,513
Latam Airlines Group SA	57,082,278	1,155,585
		1,363,882
China — 15.5%
Airtac International Group	28,000	833,646
Alibaba Group Holding, Ltd. ADRΔ	117,585	13,335,315
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	14,600	309,796
ANTA Sports Products, Ltd.	47,000	568,690
AVIC Airborne Systems Co., Ltd.	4,453	—
Bank of Communications Co., Ltd. Class H	90,000	83,866
Bilibili, Inc. Class Z*	24,780	531,884
BYD Co., Ltd. Class H	21,000	326,971
China CITIC Bank Corporation, Ltd. Class H	772,000	736,010
China Communications Services Corporation, Ltd. Class H	3,234,000	1,755,585
China Construction Bank Corporation Class H	1,990,000	2,013,774
China Everbright Bank Co., Ltd. Class H	254,000	126,839
China Feihe, Ltd. 144A	356,000	259,681
China Life Insurance Co., Ltd. Class H	318,000	767,323
China Mengniu Dairy Co., Ltd.	540,685	1,114,471
China Merchants Bank Co., Ltd. Class H	204,500	1,434,560
China Pacific Insurance Group Co., Ltd. Class H	322,200	1,108,486
	Shares	Value
China Resources Land, Ltd.	1,262,987	$4,300,202
China Tower Corporation, Ltd. Class H 144A	721,551	1,034,475
China Yangtze Power Co., Ltd. Class A	68,599	288,861
Contemporary Amperex Technology Co., Ltd. Class A	21,958	774,855
DiDi Global, Inc. ADR*	728,211	3,568,234
Fuyao Glass Industry Group Co., Ltd. Class A	138,762	1,104,937
Fuyao Glass Industry Group Co., Ltd. Class H 144A	200,722	1,434,238
Geely Automobile Holdings, Ltd.	342,000	698,092
H World Group, Ltd. ADR	10,369	351,716
Hesai Group ADR*	53,074	1,164,974
Industrial & Commercial Bank of China, Ltd. Class H	2,386,000	1,894,617
Innovent Biologics, Inc. 144AΔ*	63,500	636,567
JD Health International, Inc. 144A*	180,350	993,337
JD.com, Inc. Class A	197,000	3,217,466
Jiangsu Hengrui Pharmaceuticals Co., Ltd.*	452,400	3,100,545
Kanzhun, Ltd. ADR*	36,713	654,960
KE Holdings, Inc. ADR	124,600	2,210,404
Kingdee International Software Group Co., Ltd.*	723,000	1,428,997
Kingsoft Corporation, Ltd.	499,400	2,610,136
Kunlun Energy Co., Ltd.	1,508,000	1,465,763
Luxshare Precision Industry Co., Ltd. Class A	314,700	1,526,356
Mao Geping Cosmetics Co., Ltd.	13,200	182,694
Meituan Class B 144A*	470,108	7,562,177
Midea Group Co., Ltd. Class A	516,893	5,215,543
Midea Group Co., Ltd. Class H	16,700	158,774
NARI Technology Co., Ltd. Class A	1,001,167	3,136,030
NAURA Technology Group Co., Ltd. Class A	32,900	2,034,031
NetEase, Inc.	83,101	2,239,519
NetEase, Inc. ADR	18,513	2,491,480
New China Life Insurance Co., Ltd. Class H	249,900	1,368,392
Ningbo Tuopu Group Co., Ltd. Class A	40,300	265,621
OmniVision Integrated Circuits Group, Inc.	132,703	2,369,344
Orient Overseas International, Ltd.	75,000	1,276,420
PDD Holdings, Inc. ADR*	62,317	6,522,097
People's Insurance Co. Group of China, Ltd. (The) Class H	1,985,000	1,515,152
PICC Property & Casualty Co., Ltd. Class H	2,203,819	4,282,406
Ping An Insurance Group Co. of China, Ltd. Class H	967,996	6,179,027
Pop Mart International Group, Ltd. 144A	12,800	436,086
Qifu Technology, Inc. ADR	55,924	2,424,865
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	101,290	3,182,260
Shenzhen Transsion Holdings Co., Ltd. Class A€	0	5

See Notes to Financial Statements.

	Shares	Value
Shenzhou International Group Holdings, Ltd.	127,000	$907,812
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	36,895	1,537,850
Sunny Optical Technology Group Co., Ltd.	29,800	264,668
Sunresin New Materials Co., Ltd. Class A	52,250	367,182
Tencent Music Entertainment Group ADR	26,850	523,306
Tongcheng Travel Holdings, Ltd.	247,600	619,233
Vipshop Holdings, Ltd. ADR	13,960	210,098
Weichai Power Co., Ltd. Class H	282,000	574,157
Xiaomi Corporation Class B 144A*	806,800	6,210,534
XPeng, Inc. Class A*	184,100	1,647,996
Yadea Group Holdings, Ltd. 144A	230,000	369,051
Yunnan Aluminium Co., Ltd. Class A	231,048	516,289
Zai Lab, Ltd.*	245,909	866,836
Zai Lab, Ltd. ADRΔ*	30,988	1,083,650
Zhaojin Mining Industry Co., Ltd. Class H	29,000	76,229
Zhejiang Leapmotor Technology Co., Ltd. 144A*	422,600	2,952,343
Zijin Mining Group Co., Ltd. Class H	306,000	786,974
		132,122,760
Greece — 0.6%
JUMBO SA	14,557	502,419
National Bank of Greece SA	74,952	955,694
Piraeus Financial Holdings SA	497,960	3,449,759
		4,907,872
Hong Kong — 9.0%
AIA Group, Ltd.	820,627	7,433,604
Alibaba Group Holding, Ltd. Class W	652,988	9,243,665
China Merchants Port Holdings Co., Ltd.	402,000	732,310
China Overseas Land & Investment, Ltd.	216,500	377,402
China Taiping Insurance Holdings Co., Ltd.	663,000	1,297,526
CITIC, Ltd.	448,000	616,835
CSPC Pharmaceutical Group, Ltd.Δ	180,000	177,059
Hong Kong Exchanges and Clearing, Ltd.	218,954	11,776,785
Lenovo Group, Ltd.	1,710,000	2,066,010
Sinotruk Hong Kong, Ltd.	297,000	867,565
Techtronic Industries Co., Ltd.	34,500	380,672
Tencent Holdings, Ltd.	639,459	41,203,933
		76,173,366
Hungary — 0.5%
OTP Bank Nyrt	58,548	4,679,748
India — 16.7%
360 ONE WAM, Ltd.	20,818	290,056
Amber Enterprises India, Ltd.*	6,106	482,203
Archean Chemical Industries, Ltd.	19,525	144,006
Ashok Leyland, Ltd.	256,337	750,351
Axis Bank, Ltd.	259,184	3,624,963
Bajaj Finance, Ltd.	245,290	2,678,899
	Shares	Value
Bharat Electronics, Ltd.	54,408	$267,575
Bharat Petroleum Corporation, Ltd.	198,519	768,733
Bharti Airtel, Ltd.	347,075	8,136,850
BSE, Ltd.	10,364	335,292
Canara Bank	622,239	828,777
Cartrade Tech, Ltd.*	13,932	276,353
Coforge, Ltd.	22,875	513,405
Computer Age Management Services, Ltd.	12,666	633,668
Cummins India, Ltd.	19,693	781,036
DLF, Ltd.	44,362	433,679
Embassy Office Parks REIT	532,539	2,419,379
Eternal, Ltd.*	406,428	1,251,716
Five-Star Business Finance, Ltd.*	28,459	256,341
GMR Airports, Ltd.*	243,449	242,019
Godrej Properties, Ltd.*	24,272	663,687
HCL Technologies, Ltd.	142,241	2,867,860
HDFC Asset Management Co., Ltd. 144A	27,732	1,679,605
HDFC Bank, Ltd.	519,088	12,118,349
HDFC Bank, Ltd. ADR	9,000	690,030
HDFC Life Insurance Co., Ltd. 144A	28,680	272,184
Hero MotoCorp, Ltd.	7,894	390,019
Hindustan Aeronautics, Ltd.	16,122	915,779
ICICI Bank, Ltd.	556,447	9,403,811
ICICI Lombard General Insurance Co., Ltd. 144A	44,256	1,052,914
Indus Towers, Ltd.*	245,444	1,203,839
Info Edge India, Ltd.	111,175	1,930,178
Infosys, Ltd.	151,752	2,835,134
Infosys, Ltd. ADRΔ	271,418	5,029,376
InterGlobe Aviation, Ltd. 144A*	11,028	769,138
Kotak Mahindra Bank, Ltd.	324,360	8,183,297
Larsen & Toubro, Ltd.	127,364	5,451,334
Macrotech Developers, Ltd. 144A	12,615	203,955
Mahindra & Mahindra, Ltd.	372,990	13,844,358
MakeMyTrip, Ltd.Δ*	15,660	1,534,993
Marico, Ltd.	917,814	7,731,768
Maruti Suzuki India, Ltd.	1,067	154,343
Max Financial Services, Ltd.*	209,318	4,018,664
Navin Fluorine International, Ltd.	9,828	552,586
Netweb Technologies India, Ltd.	10,859	233,725
NTPC, Ltd.	22,979	89,731
Oil & Natural Gas Corporation, Ltd.	786,930	2,241,282
Page Industries, Ltd.	2,857	1,646,128
PB Fintech, Ltd.*	56,710	1,205,463
Petronet LNG, Ltd.	98,976	348,507
Polycab India, Ltd.	3,546	270,944
Reliance Industries, Ltd.	223,530	3,912,495
SBI Life Insurance Co., Ltd. 144A	176,181	3,776,717
Sona Blw Precision Forgings, Ltd. 144A	52,752	296,115
Suzlon Energy, Ltd.*	489,358	386,624
Tata Consultancy Services, Ltd.	307,203	12,405,006
Tata Consumer Products, Ltd.	65,379	838,002
Tech Mahindra, Ltd.	113,481	2,233,164
TVS Motor Co., Ltd.	12,849	437,227
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Varun Beverages, Ltd.	345,064	$1,841,279
Vedanta, Ltd.	225,383	1,213,586
		141,988,497
Indonesia — 2.0%
PT Astra International Tbk	4,182,100	1,159,758
PT Bank Central Asia Tbk	18,756,887	10,026,450
PT Bank Mandiri Persero Tbk	1,494,300	448,864
PT BFI Finance Indonesia Tbk	3,556,700	178,547
PT GoTo Gojek Tokopedia Tbk*	634,315,600	2,266,121
PT Map Aktif Adiperkasa	5,906,500	237,956
PT Nusantara Sejahtera Raya Tbk 144A	9,762,600	95,010
PT Pakuwon Jati Tbk	6,191,400	142,476
PT United Tractors Tbk	1,594,560	2,106,544
		16,661,726
Jersey — 0.0%
Wizz Air Holdings PLC 144A*	29,042	436,059
Kazakhstan — 0.2%
Kaspi.KZ JSC ADRΔ	12,406	1,053,145
Kaspi.KZ JSC GDR	3,113	260,278
		1,313,423
Malaysia — 0.2%
Hong Leong Bank Bhd.	18,200	84,729
Malayan Banking Bhd.	51,500	118,642
RHB Bank Bhd	558,700	835,879
YTL Corporation Bhd.	1,799,900	992,645
		2,031,895
Mexico — 3.3%
America Movil SAB de CV Series B	2,208,800	1,977,555
Arca Continental SAB de CV	43,521	461,082
Banco del Bajio SA 144A	65,900	159,091
Controladora Vuela Cia de Aviacion SAB de CV ADRΔ*	249,042	1,182,950
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	125,903	3,448,483
Fibra Uno Administracion SA de CV REIT	1,203,604	1,663,859
Fomento Economico Mexicano SAB de CV ADR	87,844	9,046,175
GCC SAB de CV	20,858	200,404
Gentera SAB de CVΔ	191,450	408,519
Grupo Aeroportuario del Centro Norte SAB de CV ADR	7,692	811,506
Grupo Aeroportuario del Sureste SAB de CV ADR	372	118,620
Grupo Financiero Banorte SAB de CV Series O	741,279	6,802,251
Industrias Penoles SAB de CV*	26,000	726,939
Prologis Property Mexico SA de CV REIT	83,336	314,212
Wal-Mart de Mexico SAB de CV	142,800	472,436
		27,794,082
	Shares	Value
Netherlands — 0.2%
JBS NV BDR*	93,423	$1,360,825
Peru — 0.8%
Credicorp, Ltd.	30,621	6,844,406
Philippines — 0.1%
BDO Unibank, Inc.	141,510	383,856
Jollibee Foods Corporation	77,940	298,953
Monde Nissin Corporation 144A	2,962,300	389,154
		1,071,963
Poland — 0.8%
Bank Polska Kasa Opieki SA	37,766	1,945,117
Diagnostyka SA	14,084	654,541
Dino Polska SA 144A*	3,970	580,146
PGE Polska Grupa Energetyczna SA*	492,682	1,559,653
Powszechna Kasa Oszczednosci Bank Polski SA	58,729	1,227,132
Powszechny Zaklad Ubezpieczen SA	18,363	321,116
Santander Bank Polska SA	6,744	926,770
		7,214,475
Qatar — 0.2%
Ooredoo QPSC	67,467	237,121
Qatar National Bank QPSC	383,384	1,826,707
		2,063,828
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—
Saudi Arabia — 2.0%
Al Rajhi Bank	59,662	1,504,846
Alinma Bank	54,270	387,969
Almarai Co. JSC	29,208	394,771
Arab National Bank	321,072	1,859,273
Arabian Internet & Communications Services Co.	17,987	1,277,313
Banque Saudi Fransi	188,745	898,671
Co for Cooperative Insurance (The)	14,392	606,327
Elm Co.	2,634	703,301
Rasan Information Technology Co.*	12,021	278,524
Riyad Bank	278,734	2,135,261
Saudi British Bank (The)	24,068	216,198
Saudi Electricity Co.	170,314	667,162
Saudi National Bank (The)	514,313	4,952,098
Saudi Telecom Co.	110,462	1,253,022
		17,134,736

See Notes to Financial Statements.

	Shares	Value
Singapore — 0.1%
Grab Holdings, Ltd. Class A*	211,592	$1,064,308
Nanofilm Technologies International, Ltd.	173,606	88,103
		1,152,411
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	18,986	672,107
South Africa — 2.4%
Absa Group, Ltd.	52,855	527,445
Bid Corporation, Ltd.	11,906	314,353
Capitec Bank Holdings, Ltd.	2,917	583,242
Clicks Group, Ltd.	17,769	372,367
Discovery, Ltd.	550,368	6,690,515
Exxaro Resources, Ltd.	7,494	62,196
Harmony Gold Mining Co., Ltd. ADR	95,036	1,327,653
JSE, Ltd.	32,842	246,890
Kumba Iron Ore, Ltd.Δ	8,227	132,459
Naspers, Ltd. Class N	17,912	5,588,788
Nedbank Group, Ltd.	46,034	631,988
Old Mutual, Ltd.	3,298,098	2,248,566
OUTsurance Group, Ltd.	137,746	609,455
Sanlam, Ltd.	71,132	356,268
Valterra Platinum, Ltd.	8,621	378,676
		20,070,861
South Korea — 8.8%
Doosan Bobcat, Inc.*	27,447	1,179,766
Hana Financial Group, Inc.	59,050	3,761,368
HD Hyundai Marine Solution Co., Ltd.	15,985	2,423,486
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,355	1,446,069
HMM Co., Ltd.	7,497	124,999
Hyundai Glovis Co., Ltd.	9,652	960,960
Hyundai Motor Co.	19,199	2,882,873
Hyundai Rotem Co., Ltd.	4,515	655,198
Industrial Bank of Korea	94,472	1,275,942
JYP Entertainment Corporation	4,156	228,443
KakaoBank Corporation	53,972	1,196,044
KB Financial Group, Inc.	48,062	3,949,556
Kia Corporation	23,479	1,680,026
Korea Investment Holdings Co., Ltd.	13,690	1,412,718
LG Electronic, Inc.	9,019	491,853
LG Innotek Co., Ltd.	6,772	737,341
LG Uplus Corporation	13,101	138,701
NCSoft Corporation	2,134	325,968
Samsung Biologics Co., Ltd. 144A*	831	609,802
Samsung E&A Co., Ltd.	13,229	215,979
Samsung Electronics Co., Ltd.	331,363	14,653,409
Samsung Fire & Marine Insurance Co., Ltd.	24,090	7,724,160
Shinhan Financial Group Co., Ltd.	43,177	1,957,509
SK Hynix, Inc.	83,415	17,974,399
SK Square Co., Ltd.*	12,069	1,622,182
SK Telecom Co., Ltd.	49,673	2,089,919
Woori Financial Group, Inc.	168,315	2,800,633
		74,519,303
	Shares	Value
Taiwan — 17.1%
Accton Technology Corporation	102,000	$2,549,364
Alchip Technologies, Ltd.	12,000	1,272,384
ASE Technology Holding Co., Ltd.	125,000	627,097
ASPEED Technology, Inc.	21,782	3,542,279
Asustek Computer, Inc.	41,000	906,402
China Airlines, Ltd.	207,000	152,954
Chroma ATE, Inc.	21,000	317,958
Compal Electronics, Inc.	360,000	358,072
Delta Electronics, Inc.	868,116	12,284,668
E Ink Holdings, Inc.	66,000	499,543
E.Sun Financial Holding Co., Ltd.	618,000	694,678
eMemory Technology, Inc.	25,000	2,023,910
Far Eastern New Century Corporation	166,000	186,971
Fubon Financial Holding Co., Ltd.	818,000	2,449,625
International Games System Co., Ltd.	24,000	704,539
Jentech Precision Industrial Co., Ltd.	10,000	517,490
Largan Precision Co., Ltd.	28,371	2,317,071
Lotes Co., Ltd.	9,000	416,732
MediaTek, Inc.	253,825	10,876,062
Merida Industry Co., Ltd.	36,000	126,993
Nien Made Enterprise Co., Ltd.	19,000	264,880
PharmaEssentia Corporation*	161,000	3,020,037
Realtek Semiconductor Corporation	255,786	4,967,619
Taiwan Semiconductor Manufacturing Co., Ltd.	2,349,481	85,919,003
Uni-President Enterprises Corporation	2,028,963	5,624,088
Voltronic Power Technology Corporation	56,613	2,442,029
		145,062,448
Thailand — 0.8%
Advanced Info Service PCL NVDR	67,100	575,124
Bangkok Dusit Medical Services PCL	721,500	462,027
Charoen Pokphand Foods PCL NVDR	1,214,100	859,792
CP AXTRA PCL NVDR	454,100	250,472
Kasikornbank PCL NVDR	162,100	765,696
Krung Thai Bank PCL NVDR	1,300,900	853,346
True Corporation PCL NVDR*	9,231,425	3,157,244
		6,923,701
Turkey — 0.3%
Turk Hava Yollari AO	30,263	215,600
Turkcell Iletisim Hizmetleri AS	311,246	752,863
Yapi ve Kredi Bankasi AS*	2,160,952	1,721,164
		2,689,627
United Arab Emirates — 1.3%
Abu Dhabi Islamic Bank PJSC	442,772	2,592,331
ADNOC Drilling Co. PJSC	376,370	584,139
Adnoc Gas PLC	485,243	451,840
Aldar Properties PJSC	1,053,543	2,560,106
Burjeel Holdings PLC	602,646	219,884
Dubai Islamic Bank PJSC	46,557	114,957
Emaar Properties PJSC	248,285	921,048
Emirates NBD Bank PJSC	108,222	671,857
Emirates Telecommunications Group Co. PJSC	44,144	211,549
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
First Abu Dhabi Bank PJSC	256,955	$1,161,264
Talabat Holding PLC	4,057,629	1,479,446
		10,968,421
United Kingdom — 2.4%
Anglo American PLC	74,203	2,187,349
Anglogold Ashanti PLC	31,682	1,447,281
Antofagasta PLC	361,980	8,999,868
Unilever PLC	129,431	7,898,690
		20,533,188
Total Foreign Common Stocks (Cost $621,066,549)		756,953,392
FOREIGN PREFERRED STOCKS — 1.6%
Brazil — 0.6%
Itau Unibanco Holding SA 3.08%◊	96,800	656,902
Banco Bradesco SA 0.20%*	1,241,400	3,840,889
Marcopolo SA 2.89%◊	178,900	262,764
		4,760,555
South Korea — 1.0%
Samsung Electronics Co., Ltd. 2.93%◊	238,666	8,755,442
Total Foreign Preferred Stocks (Cost $14,339,118)		13,515,997

Number of Warrants
WARRANTS — 0.0%
YTL Corporation Bhd.* (Cost $—)	375,720	73,172

	Shares
MONEY MARKET FUNDS — 4.8%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	4,608,712	4,608,712
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	27,425,800	27,425,800
Northern Institutional U.S. Treasury Portfolio (Premier), 4.16%Ø	9,066,131	9,066,131
Total Money Market Funds (Cost $41,100,643)		41,100,643
TOTAL INVESTMENTS — 97.4% (Cost $688,469,965)		827,799,986
Other Assets in Excess of Liabilities — 2.6%		21,954,330
NET ASSETS — 100.0%		$849,754,316

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE China Index	07/2025	(1,106)	$(14,807,128)	$91,824
FTSE Taiwan Index	07/2025	(89)	(6,491,660)	(46,656)
MSCI Singapore Index	07/2025	(144)	(4,657,491)	(58,693)
Euro-BTP	07/2025	(13)	(236,659)	(2,601)
IFSC NIFTY 50 Index	07/2025	19	972,838	9,819
KOSPI2 Index	09/2025	181	13,952,866	854,806
MSCI Emerging Markets	09/2025	360	22,203,000	623,465
Thai SET50 Index	09/2025	(1,016)	(4,393,564)	75,645
Total Futures Contracts outstanding at June 30, 2025			$6,542,202	$1,547,609
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Brazilian Reals	187,110,623	U.S. Dollars	32,520,678	CITI	$1,231,621
09/17/25	Hungarian Forint	5,693,908,666	U.S. Dollars	15,913,130	CITI	799,033
09/17/25	Israeli Shekels	12,190,000	U.S. Dollars	3,445,739	CITI	177,094
09/17/25	Czech Republic Koruna	119,000,000	U.S. Dollars	5,533,535	CITI	149,820
09/17/25	Colombian Pesos	46,500,000,000	U.S. Dollars	11,113,564	CITI	142,086
09/17/25	South African Rand	213,123,800	U.S. Dollars	11,833,092	CITI	134,795
09/17/25	Taiwan Dollars	187,441,647	U.S. Dollars	6,445,984	CITI	118,309
09/17/25	South Korean Won	15,300,000,000	U.S. Dollars	11,266,929	CITI	97,421
09/17/25	Indian Rupees	1,778,220,122	U.S. Dollars	20,604,946	CITI	65,031
09/17/25	Chilean Pesos	7,326,962,497	U.S. Dollars	7,801,393	CITI	61,903
09/17/25	Euro	1,572,000	U.S. Dollars	1,801,283	CITI	60,358
09/17/25	Indonesian Rupiahs	40,000,000,000	U.S. Dollars	2,446,852	CITI	22,868
09/17/25	Chinese Offshore Yuan	53,973,532	U.S. Dollars	7,568,066	CITI	20,950
09/17/25	Thai Baht	196,102,250	U.S. Dollars	6,050,459	CITI	18,712
09/17/25	Peruvian Nuevo Soles	959,621	U.S. Dollars	263,355	CITI	6,922
09/17/25	Philippine Pesos	30,000,000	U.S. Dollars	526,176	CITI	5,603
09/17/25	Saudi Riyals	26,355,000	U.S. Dollars	7,014,094	CITI	3,012
09/17/25	U.S. Dollars	349,542	Indian Rupees	30,000,000	CITI	823
09/17/25	U.S. Dollars	133,100	Hong Kong Dollars	1,037,000	CITI	94
09/17/25	U.S. Dollars	214,704	Chilean Pesos	200,000,000	CITI	64
09/17/25	U.S. Dollars	650,426	Thai Baht	21,015,413	CITI	20
09/17/25	U.S. Dollars	201,563	Saudi Riyals	757,000	CITI	9
Subtotal Appreciation						$3,116,548
09/17/25	U.S. Dollars	11,469	Peruvian Nuevo Soles	41,000	CITI	$(78)
09/17/25	South African Rand	4,000,000	U.S. Dollars	224,720	CITI	(102)
09/17/25	Thai Baht	36,871,750	U.S. Dollars	1,141,282	CITI	(138)
09/17/25	Chilean Pesos	614,106,944	U.S. Dollars	660,434	CITI	(1,375)
09/17/25	U.S. Dollars	78,235	Euro	68,000	CITI	(2,294)
09/17/25	U.S. Dollars	7,268,024	Saudi Riyals	27,309,863	CITI	(3,318)
09/17/25	U.S. Dollars	3,828,267	Indian Rupees	330,000,000	CITI	(7,643)
09/17/25	U.S. Dollars	1,473,532	Israeli Shekels	4,985,000	CITI	(7,995)
09/17/25	U.S. Dollars	1,216,799	Indonesian Rupiahs	19,847,349,191	CITI	(8,636)
09/17/25	Indian Rupees	860,225,344	U.S. Dollars	10,011,705	CITI	(12,472)
09/17/25	U.S. Dollars	4,372,748	Chilean Pesos	4,100,000,000	CITI	(27,372)
09/17/25	U.S. Dollars	10,531,489	Thai Baht	341,231,195	CITI	(29,279)
09/17/25	U.S. Dollars	1,717,795	Taiwan Dollars	50,000,000	CITI	(33,228)
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Philippine Pesos	235,707,209	U.S. Dollars	4,228,564	CITI	$(50,423)
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,495	CITI	(66,697)
09/17/25	Hong Kong Dollars	182,921,116	U.S. Dollars	23,537,715	CITI	(76,248)
09/17/25	U.S. Dollars	27,214,711	Chinese Offshore Yuan	194,127,036	CITI	(80,764)
09/17/25	U.S. Dollars	17,071,395	South Korean Won	23,246,585,280	CITI	(195,425)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(218,340)
09/17/25	U.S. Dollars	10,487,909	Czech Republic Koruna	228,900,000	CITI	(444,191)
09/17/25	U.S. Dollars	38,518,996	Singapore Dollars	49,275,000	CITI	(461,754)
09/17/25	U.S. Dollars	21,134,821	Polish Zloty	79,147,000	CITI	(782,196)
09/17/25	U.S. Dollars	34,581,504	Mexican Pesos	672,009,891	CITI	(926,819)
Subtotal Depreciation						$(3,436,787)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(320,239)
Swap Agreements outstanding at June 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	8/13/2025	GSC	BRL	92,911,574	$37,461	$—	$37,461
Financing Index: Overnight Brazil CETIP - 0.7%	MSCI Brazil Net Return BRL Index (Monthly)	9/17/2025	BAR	BRL	4,648,879	68,685	—	68,685
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.3%	9/17/2025	BAR	USD	6,791,128	268,923	—	268,923
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) - 0.15%	9/17/2025	BAR	MXN	2,857,423	17,964	—	17,964
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1.1%	9/17/2025	BAR	ZAR	3,838,624	9,598	—	9,598
Subtotal Appreciation						$402,631	$ —	$402,631
Increase in total return of TAIEX (At Termination)	Decrease in total return of TAIEX (At Termination)	7/16/2025	CITI	TWD	31,001,600	$(19,508)	$—	$(19,508)
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	7/30/2025	CITI	HKD	180,339,273	(111,692)	—	(111,692)
Financing Index: 1-Month HIBOR - 0.2%	MSCI China Net Return HKD Index (Monthly)	9/17/2025	BAR	HKD	2,530,964	(46,151)	—	(46,151)
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) - 0.15%	9/17/2025	BAR	MXN	725,383	(4,591)	—	(4,591)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1.05%	9/17/2025	BAR	PLN	1,564,977	(37,029)	—	(37,029)
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.5%	9/17/2025	BAR	USD	1,542,692	(36,103)	—	(36,103)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.25%	9/17/2025	BAR	SGD	5,284,831	(65,344)	—	(65,344)
Tel Aviv Interbank Offered Rate (Monthly)	Financing Index: 1-Month TELBOR - 0.92%	9/17/2025	BAR	ILS	2,513,934	(189,686)	—	(189,686)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	9/19/2025	CITI	PLN	2,939,040	$(40,454)	$—	$(40,454)
Subtotal Depreciation						$(550,558)	$ —	$(550,558)
Net Total Return Swaps outstanding at June 30, 2025						$(147,927)	$ —	$(147,927)
Total Return Basket Swap Agreements outstanding at June 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-2.60% to 0.40%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	3-5 months maturity ranging from 09/16/2025 - 11/12/2025	CITI	$28,519,105	$1,192,671	$—	$1,192,671

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	7,936	$1,710,062	$334,491	28.05%
Contemporary Amperex Technology Co., Ltd. Class A	26,460	932,777	12,130	1.02
Ping An Insurance Group Co. Class A	103,200	799,978	54,152	4.54
Cosco Shipping Holdings Co. Class A	348,600	732,474	4,547	0.38
Huatai Securities Co., Ltd. Class A	293,900	731,366	28,516	2.39
Bank of Hangzhou Co., Ltd. Class A	274,600	644,928	5,442	0.46
China Yangtze Power Co., Ltd. Class A	150,400	632,881	463	0.04
Picc Holding Co. Class A	512,400	623,681	18,483	1.55
Korea Electric Power Corporation	21,338	616,609	169,155	14.18
China State Construction Class A	763,800	615,527	8,081	0.68
S F Holding Co, Ltd. Class A	86,200	587,178	1,522	0.13
Shandong Nanshan Aluminum Class A	1,053,300	563,308	7,297	0.61
Huaxia Bank Co., Ltd. Class A	487,307	538,227	24,769	2.08
Wuxi Apptec Co., Ltd. Class A	53,800	522,740	15,365	1.29
Yunnan Yuntianhua Co. Class A	170,200	522,169	(6,468)	(0.54)
Yutong Bus Co., Ltd. Class A	144,300	500,970	7,757	0.65
Zhejiang China Commodities Class A	170,000	491,266	47,780	4.01
Gf Securities Co., Ltd. Class A	199,800	469,073	18,852	1.58
China National Chemical Class A	428,800	459,356	(11,867)	(1.00)
37 Interactive Entertainment Class A	185,500	447,983	58,882	4.94
Yealink Network Technology Class A	89,800	435,915	(1,847)	(0.16)
Bank Of Shanghai Co., Ltd. Class A	290,300	430,035	2,248	0.19
Industrial Bank Co., Ltd. Class A	124,600	406,120	17,845	1.50
Luxshare Precision Industry Class A	82,400	399,383	33,961	2.85
Shanghai Pudong Devel Bank Class A	204,100	395,688	41,483	3.48
Petrochina Co., Ltd. Class A	317,600	379,151	(3,701)	(0.31)
Bank of Beijing Co., Ltd. Class A	394,900	376,609	17,445	1.46
Byd Co., Ltd. Class A	8,100	375,587	(22,932)	(1.92)
Muyuan Foods Co., Ltd. Class A	61,700	362,062	(9,720)	(0.82)
China Pacific Insurance Group Class A	68,200	357,363	14,829	1.24
China Railway Group, Ltd. Class A	444,400	348,185	4,039	0.34
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Hengtong Optic-Electric Co. Class A	161,000	$344,210	$6,212	0.52%
Shenergy Company Limited Class A	280,800	337,262	(5,345)	(0.45)
Hundsun Technologies, Inc. Class A	71,500	335,067	68,973	5.78
Ping An Bank Co., Ltd. Class A	195,900	330,188	11,497	0.96
Seres Group Co., Ltd. Class A	17,100	320,644	(30)	(0.00)
Wens Foodstuff Group Co., Ltd. Class A	127,400	303,925	(12,281)	(1.03)
Shanghai Baosight Software Class A Stock Connect	90,540	298,681	(9,899)	(0.83)
Gree Electric Appliances I Class A	47,200	296,121	1,207	0.10
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	70,362	274,032	(2,430)	(0.20)
Foxconn Industrial Internet Class A	86,100	258,267	10,509	0.88
Tianshan Aluminum Group Co. Class A	219,500	254,956	594	0.05
Hithink Royalflush Informa Class A	6,600	251,751	16,292	1.37
Bank of Nanjing Co, Ltd. Class A	154,100	250,006	2,951	0.25
Weichai Power Co., Ltd. Class A	115,300	247,757	(1,642)	(0.14)
Zhejiang Zheneng Electric Class A	334,300	247,435	(1,670)	(0.14)
NARI Technology Co., Ltd. Class A	79,000	247,288	5,238	0.44
Range Intelligent Computing Class A	34,700	239,828	22,437	1.88
Henan Shuanghui Investment Class A	66,500	226,661	(3,598)	(0.30)
Huayu Automotive Systems Class A	87,700	216,027	(5,309)	(0.45)
Other	3,439,172	5,830,348	195,966	16.42
		$28,519,105	$1,192,671	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$16,156,782	$16,156,782	$—	$—
Foreign Common Stocks:
Brazil	26,861,437	26,861,437	—	—
Canada	2,336,345	2,336,345	—	—
Chile	1,363,882	1,363,882	—	—
China	132,122,760	39,306,333	92,816,427	—
Greece	4,907,872	502,419	4,405,453	—
Hong Kong	76,173,366	732,310	75,441,056	—
India	141,988,497	7,254,399	134,734,098	—
Indonesia	16,661,726	273,557	16,388,169	—
Kazakhstan	1,313,423	1,053,145	260,278	—
Mexico	27,794,082	27,794,082	—	—
Netherlands	1,360,825	1,360,825	—	—
Peru	6,844,406	6,844,406	—	—
Philippines	1,071,963	389,154	682,809	—
Singapore	1,152,411	1,064,308	88,103	—
South Africa	20,070,861	6,433,981	13,636,880	—
United Arab Emirates	10,968,421	1,687,429	9,280,992	—
Other^^	283,961,115	—	283,961,115	— **
Total Foreign Common Stocks	756,953,392	125,258,012	631,695,380	—
Foreign Preferred Stocks:
Brazil	4,760,555	4,760,555	—	—
South Korea	8,755,442	—	8,755,442	—
Total Foreign Preferred Stocks	13,515,997	4,760,555	8,755,442	—
Money Market Funds	41,100,643	41,100,643	—	—
Warrants	73,172	73,172	—	—
Total Assets - Investments in Securities	$827,799,986	$187,349,164	$640,450,822	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$3,116,548	$—	$3,116,548	$—
Futures Contracts	1,655,559	1,655,559	—	—
Swap Agreements	1,595,302	—	1,595,302	—
Total Assets - Other Financial Instruments	$6,367,409	$1,655,559	$4,711,850	$ —
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,436,787)	$—	$(3,436,787)	$—
Futures Contracts	(107,950)	(107,950)	—	—
Swap Agreements	(550,558)	—	(550,558)	—
Total Liabilities - Other Financial Instruments	$(4,095,295)	$(107,950)	$(3,987,345)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the period ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,319,016,512	$537,163	$5,213,009,157	$204,651,830
Investments in securities of affiliated issuers, at value	83,690,034	111,600,286	112,330,609	3,697,404
Total investments, at value(1), (2)	1,402,706,546	112,137,449	5,325,339,766	208,349,234
Cash	946,340	3,875	—	—
Cash collateral for derivatives	—	—	—	—
Deposits with broker for futures contracts	6,248	7,776,056	8,487,911	281,319
Foreign currency(3)	127,018	11,053	—	—
Receivables:
Dividends	598,351	273,351	2,458,257	158,235
Reclaims	245,391	34,869	—	—
Interest	4,196,002	—	—	—
Securities lending	22,087	44	32,827	1,125
From advisor	—	1,252	—	3,248
Investment securities sold	705,107	—	499,455	1,403,561
Fund shares sold	393,098	—	1,159,895	92,278
Variation margin on futures contracts	320,180	440,716	541,860	17,250
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses and other assets	49,217	31,941	98,623	15,910
Total Assets	1,410,315,585	120,710,606	5,338,618,594	210,322,160
Liabilities
Cash Overdraft	—	—	—	1,365,286
Options written, at value(4)	2,543,166	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Collateral held for securities on loan, at value	7,496,371	—	14,934,556	932,253
Collateral from counterparty	—	—	—	—
Payables:
Investment securities purchased	2,207,752	—	—	38,184
Fund shares redeemed	394,721	162,227	9,734,085	49,308
Variation margin on centrally cleared swaps	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Foreign capital gains taxes	—	—	—	—
Accrued expenses:
Investment advisory fees	674,227	32,409	364,935	16,146
Shareholder servicing fees	55,682	2,102	304,244	5,645
Director fees	1,167	40	2,236	141
Other expenses	223,202	109,929	571,555	120,377
Total Liabilities	13,596,288	306,707	25,911,611	2,527,340
Commitments and contingencies	—	— (5)	—	— (5)
Net Assets	$1,396,719,297	$120,403,899	$5,312,706,983	$207,794,820
Net Assets Consist of:
Paid-in-capital	$1,356,237,551	$88,739,674	$2,737,670,176	$172,807,833
Distributable earnings (loss)	40,481,746	31,664,225	2,575,036,807	34,986,987
Net Assets	$1,396,719,297	$120,403,899	$5,312,706,983	$207,794,820
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,122,229,185	$111,301,828	$3,788,158,970	$179,558,901
Institutional shares outstanding	94,912,354	8,403,199	61,542,474	14,738,403
Net asset value, offering and redemption price per Institutional share	$11.82	$13.25	$61.55	$12.18
Net assets applicable to the Investor Class	$274,490,112	$9,102,071	$1,524,548,013	$28,235,919
Investor shares outstanding	23,249,569	688,397	24,769,681	2,315,679
Net asset value, offering and redemption price per Investor share	$11.81	$13.22	$61.55	$12.19

(1)Investments in securities of unaffiliated issuers, at cost*	$1,279,722,332	$513,421	$2,649,852,580	$175,723,008
Investments in securities of affiliated issuers, at cost	83,690,034	111,600,286	112,330,609	3,697,404
Total investments, at cost	$1,363,412,366	$112,113,707	$2,762,183,189	$179,420,412
(2)Includes securities loaned of:	$298,440,069	$—	$163,977,512	$10,056,578
(3)Foreign currency, at cost	$115,585	$10,987	$—	$—
(4)Premiums received on options written	$7,061,300	$—	$—	$—
(5)See Note 3c in Notes to Financial Statements.
(6)Net of $(402,927) and $(4,462,633) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.
* Includes Purchased Options

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$978,914,668	$317,874,684	$1,688,744,184	$835,489,202	$1,504,179,050	$1,407,299,154	$800,374,186
43,015,932	5,593,701	40,441,672	32,479,228	72,579,420	71,184,704	27,425,800
1,021,930,600	323,468,385	1,729,185,856	867,968,430	1,576,758,470	1,478,483,858	827,799,986
—	175,315	—	—	—	—	—
—	—	—	—	—	16,344,365	17,470,062
672,000	308,247	—	246,999	3,294,214	7,672,515	4,882,664
—	—	—	—	5,206,568	13,206,019	5,700,021

989,367	76,921	503,027	865,093	1,943,804	1,944,954	2,262,202
25,909	—	1,846	—	4,304,546	6,368,624	13,014
—	—	—	—	—	—	—
7,345	558	17,702	19,663	15,848	8,967	1,543
—	73	—	—	1,771	—	23,709
2,046,869	717,923	11,286,009	1,823,371	—	4,259,804	12,732,525
35,715	298,052	140,346	60,828	622,075	287,227	513,949
40,500	26,113	—	3,335	44,350	—	43,089
190	—	—	—	—	1,816,210	3,116,548
—	—	—	—	—	1,203,732	1,595,302
43,393	17,053	55,834	49,295	22,436	46,592	51,479
1,025,791,888	325,088,640	1,741,190,620	871,037,014	1,592,214,082	1,531,642,867	876,206,093

138	—	—	240,812	—	189,847	—
—	—	—	—	—	—	—
716,994	—	—	24,418	—	3,049,950	3,436,787
—	—	—	—	—	620,628	550,558
8,866,587	575,839	4,675,139	21,328,334	98,696,539	75,355,752	4,608,712
—	—	—	—	—	634,846	1,235,903

4,536,351	188,508	12,031,143	4,829,642	329,380	6,815,331	10,598,924
684,425	392,005	1,546,243	243,437	87,467	721,659	67,303
—	—	—	—	—	23,231	—
—	—	—	—	—	20,531	—
—	—	—	—	—	402,927	4,491,392

475,584	24,719	832,265	583,883	128,852	886,695	573,600
68,085	23,450	165,849	56,569	11,436	96,447	28,290
424	627	1,282	1,078	—	849	820
170,062	138,409	228,680	161,907	363,394	604,134	859,488
15,518,650	1,343,557	19,480,601	27,470,080	99,617,068	89,422,827	26,451,777
—	— (5)	—	—	— (5)	—	— (5)
$1,010,273,238	$323,745,083	$1,721,710,019	$843,566,934	$1,492,597,014	$1,442,220,040	$849,754,316

$838,641,430	$203,788,732	$1,070,308,933	$760,660,345	$1,131,243,472	$1,129,568,495	$754,130,240
171,631,808	119,956,351	651,401,086	82,906,589	361,353,542	312,651,545 (6)	95,624,076 (6)
$1,010,273,238	$323,745,083	$1,721,710,019	$843,566,934	$1,492,597,014	$1,442,220,040	$849,754,316

$670,916,919	$203,764,497	$881,983,357	$564,583,612	$1,433,750,132	$961,953,591	$706,418,445
35,779,044	11,789,093	31,260,701	32,582,949	103,066,204	58,276,951	64,248,933
$18.75	$17.28	$28.21	$17.33	$13.91	$16.51	$11.00
$339,356,319	$119,980,586	$839,726,662	$278,983,322	$58,846,882	$480,266,449	$143,335,871
18,124,523	6,942,294	30,749,674	16,317,039	4,230,583	29,179,230	13,106,923
$18.72	$17.28	$27.31	$17.10	$13.91	$16.46	$10.94

$862,803,078	$205,338,469	$1,130,359,329	$784,228,007	$1,180,825,629	$1,149,259,091	$661,044,165
43,015,932	5,593,701	40,441,672	32,479,228	72,579,420	71,184,704	27,425,800
$905,819,010	$210,932,170	$1,170,801,001	$816,707,235	$1,253,405,049	$1,220,443,795	$688,469,965
$74,020,531	$4,493,258	$50,089,372	$190,392,262	$108,285,940	$90,514,907	$7,284,987
$—	$—	$—	$—	$5,133,176	$12,812,891	$5,734,233
$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Investment Income
Dividends	$2,164,408	$746,204	$30,980,088	$2,001,393
Income distributions received from affiliated funds	1,994,781	361,103	2,860,089	83,182
Interest	13,850,184	3,596	174,783	5,865
Securities lending, net	116,391	270	158,011	4,587
Less foreign taxes withheld	(11,368)	(80,432)	(169,835)	(375)
Total Investment Income	18,114,396	1,030,741	34,003,136	2,094,652
Expenses
Investment advisory fees	4,061,560	332,833	2,086,221	94,333
Transfer agent fees:
Institutional shares	5,427	4,494	5,836	4,535
Investor shares	21,103	15,073	46,159	15,289
Custodian fees	32,553	20,153	29,056	14,963
Shareholder servicing fees:
Investor shares	358,310	12,291	1,708,394	31,817
Accounting and administration fees	121,335	31,760	339,784	35,844
Professional fees	74,406	60,106	60,325	60,110
Blue sky fees:
Institutional shares	8,844	7,808	11,506	8,057
Investor shares	9,330	7,959	16,941	7,927
Shareholder reporting fees:
Institutional shares	1,972	142	3,908	—
Investor shares	10,068	1,015	27,355	1,584
Directors expenses	16,620	1,248	52,707	2,160
Line of credit facility fees	2,159	153	6,060	256
Index license fees	7,033	16,441	305,069	17,312
Interest expense	—	—	—	—
Other expenses	56,790	12,826	75,844	4,892
Recoupment of prior expenses reduced by the Advisor	—	—	—	1,526
Total Expenses	4,787,510	524,302	4,775,165	300,605
Expenses waived/reimbursed(1)	—	(18,025)	—	(24,883)
Fees paid indirectly	—	—	—	—
Net Expenses	4,787,510	506,277	4,775,165	275,722
Net Investment Income	13,326,886	524,464	29,227,971	1,818,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $0 and $(1,137,360) for International Equity Fund and Emerging Markets Equity Fund, respectively)	1,206,717	27,641,710	3,472,178	5,757,868
Futures transactions	541,414	(630,382)	(2,626,053)	(55,978)
Swap agreements	—	—	—	—
Option contracts written	(7,011,486)	—	—	—
Option contracts purchased	28,159,415	—	—	—
Forward foreign currency contracts	—	—	—	—
Foreign currency	4,277	(36,852)	—	—
Net realized gain	22,900,337	26,974,476	846,125	5,701,890
Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $(164,933) and $(28,759) for International Equity Fund and Emerging Markets Equity Fund, respectively)	22,840,381	(14,356,535)	261,531,674	2,443,341
Futures	4,234,242	3,552,494	6,031,996	222,804
Swap agreements	—	—	—	—
Option contracts written	8,636,452	—	—	—
Option contracts purchased	(24,116,855)	—	—	—
Forward foreign currency contracts	—	—	—	—
Foreign currency	40,644	4,568	—	—
Net change in unrealized appreciation (depreciation)	11,634,864	(10,799,473)	267,563,670	2,666,145
Net Realized and Unrealized Gain	34,535,201	16,175,003	268,409,795	8,368,035
Net Increase in Net Assets Resulting from Operations	$47,862,087	$16,699,467	$297,637,766	$10,186,965

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$11,208,691	$897,314	$4,098,515	$5,299,722	$27,447,704	$21,545,893	$12,579,597
798,271	124,912	1,282,128	769,900	1,163,155	1,296,031	521,067
22,219	8,629	32,220	29,694	59,956	78,600	—
38,268	2,634	46,588	137,812	131,094	63,908	23,376
(164,997)	—	(26,158)	(13,059)	(3,956,652)	(3,000,018)	(1,392,364)
11,902,452	1,033,489	5,433,293	6,224,069	24,845,257	19,984,414	11,731,676

2,858,157	141,799	4,906,889	3,523,073	719,336	4,949,544	3,274,678

5,131	4,541	5,376	5,520	4,843	5,640	5,453
19,876	16,563	26,637	23,266	15,679	26,328	19,106
21,830	17,030	30,344	47,753	112,866	275,134	632,581

424,971	130,801	989,707	347,228	45,737	529,032	157,032
95,186	41,260	140,095	82,856	111,471	118,102	82,126
60,141	60,116	60,156	69,778	68,671	74,431	74,731

9,272	7,982	9,415	8,977	9,463	9,160	8,820
10,759	8,763	11,549	10,275	8,419	10,729	8,177

1,295	—	1,755	2,575	1,221	2,397	2,403
8,437	4,304	15,756	12,373	2,102	11,938	8,421
11,707	3,571	19,670	10,517	13,265	14,578	9,192
1,744	496	2,814	1,692	1,226	2,080	1,423
6,512	20,845	6,889	6,592	203,448	2,515	20,915
—	—	—	—	—	—	19,623
37,463	8,414	60,043	39,928	20,548	62,057	66,928
—	35,068	—	—	—	—	—
3,572,481	501,553	6,287,095	4,192,403	1,338,295	6,093,665	4,391,609
—	(3,920)	—	—	(16,160)	—	(128,781)
(786)	—	(2,788)	(24,696)	—	—	—
3,571,695	497,633	6,284,307	4,167,707	1,322,135	6,093,665	4,262,828
8,330,757	535,856	(851,014)	2,056,362	23,523,122	13,890,749	7,468,848

69,708,382	6,898,190	141,941,264	29,608,422	2,664,523	45,727,447	18,966,667
(426,275)	364,648	(3,846,385)	(3,843,924)	6,671,739	3,894,814	2,093,690
—	—	—	—	—	11,266,868	2,025,392
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(1,463,189)	—	—	(122,102)	—	2,686,708	(849,631)
(9,442)	—	—	32,224	408,269	1,082,947	(102,788)
67,809,476	7,262,838	138,094,879	25,674,620	9,744,531	64,658,784	22,133,330

(31,154,819)	10,908,339	(42,608,321)	(51,973,962)	217,562,170	163,329,963	84,996,889
893,981	321,158	741,063	675,811	2,957,094	2,506,820	2,279,746
—	—	—	—	—	632,709	1,157,963
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(1,119,381)	—	—	(34,181)	—	(1,667,684)	(218,564)
—	—	—	—	665,149	1,410,226	(288,425)
(31,380,219)	11,229,497	(41,867,258)	(51,332,332)	221,184,413	166,212,034	87,927,609
36,429,257	18,492,335	96,227,621	(25,657,712)	230,928,944	230,870,818	110,060,939
$44,760,014	$19,028,191	$95,376,607	$(23,601,350)	$254,452,066	$244,761,567	$117,529,787
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies® Fund		Impact Equity Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24	06/30/25	12/31/24
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$13,326,886	$33,368,693	$524,464	$353,056
Net realized gain on investment securities, foreign currency and derivatives	22,900,337	108,163,824	26,974,476	7,292,233
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	11,634,864	19,597,523	(10,799,473)	3,439,000
Net increase in net assets resulting from operations	47,862,087	161,130,040	16,699,467	11,084,289
Distributions to Shareholders:
Distributions paid
Institutional shares	(26,391,965)	(106,120,883)	—	(7,050,761)
Investor shares	(6,147,885)	(35,077,363)	—	(572,451)
Total distributions	(32,539,850)	(141,198,246)	—	(7,623,212)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	58,949,777	150,010,532	1,931,027	18,761,629
Investor shares	12,847,601	47,456,393	2,863,573	5,375,366
Reinvestment of dividends and distributions
Institutional shares	26,351,301	105,903,292	—	7,049,785
Investor shares	6,091,997	34,811,920	—	572,450
Total proceeds from shares sold and reinvested	104,240,676	338,182,137	4,794,600	31,759,230
Value of shares redeemed
Institutional shares	(101,647,612)	(153,138,623)	(11,117,016)	(23,280,816)
Investor shares	(134,264,097)	(74,296,871)	(4,136,003)	(6,072,304)
Total value of shares redeemed	(235,911,709)	(227,435,494)	(15,253,019)	(29,353,120)
Net increase (decrease) from capital share transactions(1)	(131,671,033)	110,746,643	(10,458,419)	2,406,110
Total increase (decrease) in net assets	(116,348,796)	130,678,437	6,241,048	5,867,187
Net Assets:
Beginning of Period	1,513,068,093	1,382,389,656	114,162,851	108,295,664
End of Period	$1,396,719,297	$1,513,068,093	$120,403,899	$114,162,851

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Equity Index Fund		Value Equity Index Fund		Value Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/25	12/31/24	06/30/25	12/31/24	06/30/25	12/31/24
(Unaudited)		(Unaudited)		(Unaudited)

$29,227,971	$53,013,221	$1,818,930	$3,588,887	$8,330,757	$16,032,814
846,125	119,287,340	5,701,890	7,717,630	67,809,476	124,927,211
267,563,670	765,972,100	2,666,145	13,644,643	(31,380,219)	15,559,834
297,637,766	938,272,661	10,186,965	24,951,160	44,760,014	156,519,859

(23,292,916)	(127,156,211)	(1,526,005)	(10,588,231)	(26,956,564)	(70,995,923)
(7,788,250)	(41,849,197)	(211,058)	(1,101,688)	(13,274,931)	(40,699,486)
(31,081,166)	(169,005,408)	(1,737,063)	(11,689,919)	(40,231,495)	(111,695,409)

369,254,633	513,614,129	13,190,529	31,512,273	45,159,847	147,797,572
317,116,540	184,365,755	13,577,537	14,656,752	24,026,661	57,049,493

23,061,360	125,728,748	1,519,413	10,586,813	26,895,074	70,867,733
7,707,990	41,586,816	211,058	1,101,590	13,252,484	40,637,564
717,140,523	865,295,448	28,498,537	57,857,428	109,334,066	316,352,362

(187,264,488)	(650,123,512)	(11,543,168)	(48,111,972)	(77,719,452)	(190,357,270)
(83,802,065)	(143,766,537)	(5,827,382)	(10,051,401)	(94,104,227)	(84,475,730)
(271,066,553)	(793,890,049)	(17,370,550)	(58,163,373)	(171,823,679)	(274,833,000)
446,073,970	71,405,399	11,127,987	(305,945)	(62,489,613)	41,519,362
712,630,570	840,672,652	19,577,889	12,955,296	(57,961,094)	86,343,812

4,600,076,413	3,759,403,761	188,216,931	175,261,635	1,068,234,332	981,890,520
$5,312,706,983	$4,600,076,413	$207,794,820	$188,216,931	$1,010,273,238	$1,068,234,332
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Index Fund		Growth Equity Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24	06/30/25	12/31/24
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$535,856	$1,115,307	$(851,014)	$(1,628,977)
Net realized gain on investment securities, foreign currency and derivatives	7,262,838	11,655,057	138,094,879	251,314,560
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	11,229,497	57,645,239	(41,867,258)	191,301,088
Net increase (decrease) in net assets resulting from operations	19,028,191	70,415,603	95,376,607	440,986,671
Distributions to Shareholders:
Distributions paid
Institutional shares	(1,039,640)	(8,489,499)	(21,500,488)	(106,390,869)
Investor shares	(490,127)	(4,281,702)	(20,963,154)	(111,868,297)
Total distributions	(1,529,767)	(12,771,201)	(42,463,642)	(218,259,166)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	32,524,400	57,195,927	63,490,650	181,151,467
Investor shares	28,718,598	63,093,459	33,196,908	92,882,222
Reinvestment of dividends and distributions
Institutional shares	1,037,851	8,488,359	21,462,991	106,252,373
Investor shares	490,040	4,280,828	20,927,790	111,670,326
Total proceeds from shares sold and reinvested	62,770,889	133,058,573	139,078,339	491,956,388
Value of shares redeemed
Institutional shares	(28,455,545)	(84,542,062)	(102,156,754)	(294,840,036)
Investor shares	(22,826,728)	(21,219,903)	(138,679,554)	(158,579,190)
Total value of shares redeemed	(51,282,273)	(105,761,965)	(240,836,308)	(453,419,226)
Net increase (decrease) from capital share transactions(1)	11,488,616	27,296,608	(101,757,969)	38,537,162
Total increase (decrease) in net assets	28,987,040	84,941,010	(48,845,004)	261,264,667
Net Assets:
Beginning of Period	294,758,043	209,817,033	1,770,555,023	1,509,290,356
End of Period	$323,745,083	$294,758,043	$1,721,710,019	$1,770,555,023

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Index Fund		International Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/25	12/31/24	06/30/25	12/31/24	06/30/25	12/31/24
(Unaudited)		(Unaudited)		(Unaudited)

$2,056,362	$3,810,845	$23,523,122	$30,553,723	$13,890,749	$16,238,592
25,674,620	46,129,628	9,744,531	22,387,738	64,658,784	79,786,234
(51,332,332)	31,908,403	221,184,413	(10,038,575)	166,212,034	(20,362,568)
(23,601,350)	81,848,876	254,452,066	42,902,886	244,761,567	75,662,258

—	(32,067,622)	—	(35,296,147)	—	(68,179,290)
—	(16,741,083)	—	(611,444)	—	(30,122,740)
—	(48,808,705)	—	(35,907,591)	—	(98,302,030)

66,284,201	216,453,808	67,875,222	427,150,980	51,517,672	136,096,519
20,609,508	48,873,531	36,497,199	11,454,089	55,203,453	70,483,920

—	31,973,146	—	35,254,706	—	67,491,859
—	16,692,430	—	611,323	—	30,030,614
86,893,709	313,992,915	104,372,421	474,471,098	106,721,125	304,102,912

(46,972,545)	(173,371,915)	(100,397,345)	(157,318,594)	(88,104,167)	(144,496,109)
(27,689,686)	(60,283,483)	(7,538,850)	(4,457,213)	(33,274,084)	(52,557,529)
(74,662,231)	(233,655,398)	(107,936,195)	(161,775,807)	(121,378,251)	(197,053,638)
12,231,478	80,337,517	(3,563,774)	312,695,291	(14,657,126)	107,049,274
(11,369,872)	113,377,688	250,888,292	319,690,586	230,104,441	84,409,502

854,936,806	741,559,118	1,241,708,722	922,018,136	1,212,115,599	1,127,706,097
$843,566,934	$854,936,806	$1,492,597,014	$1,241,708,722	$1,442,220,040	$1,212,115,599
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Equity Fund
	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24
	(Unaudited)
Operations:
Net investment income	$7,468,848	$12,283,597
Net realized gain on investment securities, foreign currency and derivatives	22,133,330	26,459,513
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	87,927,609	23,644,398
Net increase in net assets resulting from operations	117,529,787	62,387,508
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(10,492,788)
Investor shares	—	(1,598,562)
Total distributions	—	(12,091,350)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	33,022,750	180,460,751
Investor shares	25,121,665	26,044,652
Reinvestment of dividends and distributions
Institutional shares	—	10,487,413
Investor shares	—	1,595,974
Total proceeds from shares sold and reinvested	58,144,415	218,588,790
Value of shares redeemed
Institutional shares	(59,659,303)	(287,672,235)
Investor shares	(16,123,487)	(26,330,314)
Total value of shares redeemed	(75,782,790)	(314,002,549)
Net decrease from capital share transactions(1)	(17,638,375)	(95,413,759)
Total increase (decrease) in net assets	99,891,412	(45,117,601)
Net Assets:
Beginning of Period	749,862,904	794,980,505
End of Period	$849,754,316	$749,862,904

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2025(1)	$11.73	$0.12	$0.26	$0.38	$(0.13)	$(0.16)	$(0.29)	$11.82	3.25%	$1,122,229	0.64%	0.64%	2.02%	37%
2024	11.54	0.28	1.08	1.36	(0.38)	(0.79)	(1.17)	11.73	11.71	1,127,769	0.64 (2)	0.64	2.34	86
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
2020	13.27	0.12	1.19	1.31	(0.16)	(0.28)	(0.44)	14.14	10.08	927,539	0.67	0.67	0.90	67
Investor Class
2025(1)	$11.71	$0.10	$0.27	$0.37	$(0.11)	$(0.16)	$(0.27)	$11.81	3.20%	$274,490	0.92%	0.92%	1.74%	37%
2024	11.53	0.25	1.07	1.32	(0.35)	(0.79)	(1.14)	11.71	11.34	385,299	0.91 (2)	0.91	2.07	86
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79
2020	13.27	0.08	1.20	1.28	(0.12)	(0.28)	(0.40)	14.15	9.86	409,500	0.94	0.94	0.64	67

Impact Equity Fund
Institutional Class
2025(1)	$11.50	$0.06	$1.69	$1.75	$—	$—	$—	$13.25	15.22%	$111,302	0.84%	0.84%	0.94%	12%
2024	11.13	0.04	1.17	1.21	(0.03)	(0.81)	(0.84)	11.50	10.44	105,132	0.89	0.89	0.34	29
2023(3)	10.00	0.06	1.17	1.23	(0.08)	(0.02)	(0.10)	11.13	12.33	99,363	0.97	0.97	0.67	44
Investor Class
2025(1)	$11.50	$0.04	$1.68	$1.72	$—	$—	$—	$13.22	14.96%	$9,102	1.21%	1.58%	0.59%	12%
2024	11.15	—†	1.16	1.16	—	(0.81)	(0.81)	11.50	9.97	9,031	1.21	1.59	— (4)	29
2023(3)	10.00	0.04	1.17	1.21	(0.04)	(0.02)	(0.06)	11.15	12.11	8,933	1.21	1.52	0.42	44

Equity Index Fund
Institutional Class
2025(1)	$58.51	$0.37	$3.05	$3.42	$(0.32)	$(0.06)	$(0.38)	$61.55	5.87%	$3,788,159	0.12%	0.12%	1.28%	1%
2024	48.63	0.72	11.40	12.12	(0.71)	(1.53)	(2.24)	58.51	24.87	3,389,415	0.12	0.12	1.30	4
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
2020	35.45	0.57	5.78	6.35	(0.57)	(0.40)	(0.97)	40.83	18.19	1,772,397	0.13	0.13	1.60	3
Investor Class
2025(1)	$58.51	$0.29	$3.06	$3.35	$(0.25)	$(0.06)	$(0.31)	$61.55	5.76%	$1,524,548	0.38%	0.38%	1.02%	1%
2024	48.65	0.57	11.39	11.96	(0.57)	(1.53)	(2.10)	58.51	24.53	1,210,661	0.39	0.39	1.03	4
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4
2020	35.47	0.47	5.79	6.26	(0.48)	(0.40)	(0.88)	40.85	17.89	716,627	0.40	0.40	1.34	3

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2024.
(3)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(4)	Amount represents less than 0.005% per share

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2025(1)	$11.67	$0.11	$0.51	$0.62	$(0.10)	$(0.01)	$(0.11)	$12.18	5.29%	$179,559	0.25%	0.25%	1.89%	17%
2024	10.86	0.23	1.34	1.57	(0.22)	(0.54)	(0.76)	11.67	14.31	168,858	0.23	0.25	1.95	31
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(2)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2025(1)	$11.68	$0.10	$0.51	$0.61	$(0.09)	$(0.01)	$(0.10)	$12.19	5.17%	$28,236	0.50%	0.69%	1.66%	17%
2024	10.87	0.20	1.34	1.54	(0.19)	(0.54)	(0.73)	11.68	14.04	19,359	0.49	0.76	1.69	31
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(2)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2025(1)	$18.77	$0.17	$0.60	$0.77	$(0.18)	$(0.61)	$(0.79)	$18.75	4.18%	$670,917	0.64%(3)	0.64%	1.79%	29%
2024	17.97	0.32	2.64	2.96	(0.29)	(1.87)	(2.16)	18.77	16.12	674,215	0.64 (3)	0.64	1.62	62
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66 (3)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64 (3)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64 (3)	0.64	1.35	38
2020	19.02	0.30	0.42	0.72	(0.15)	(0.24)	(0.39)	19.35	4.19	896,523	0.64 (3)	0.64	1.80	97
Investor Class
2025(1)	$18.75	$0.14	$0.59	$0.73	$(0.15)	$(0.61)	$(0.76)	$18.72	4.00%	$339,356	0.90%(3)	0.90%	1.52%	29%
2024	17.95	0.26	2.65	2.91	(0.24)	(1.87)	(2.11)	18.75	15.86	394,019	0.91 (3)	0.91	1.35	62
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92 (3)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91 (3)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90 (3)	0.90	1.09	38
2020	19.04	0.26	0.40	0.66	(0.12)	(0.24)	(0.36)	19.34	3.89	342,014	0.90 (3)	0.90	1.54	97

Growth Equity Index Fund
Institutional Class
2025(1)	$16.38	$0.04	$0.95	$0.99	$(0.04)	$(0.05)	$(0.09)	$17.28	6.06%	$203,764	0.25%	0.25%	0.45%	15%
2024	12.88	0.08	4.18	4.26	(0.07)	(0.69)	(0.76)	16.38	33.02	186,886	0.23	0.24	0.52	30
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(2)	10.00	0.03	(0.80)	(0.77)	(0.03)	(— )†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2025(1)	$16.38	$0.02	$0.95	$0.97	$(0.02)	$(0.05)	$(0.07)	$17.28	5.95%	$119,981	0.50%	0.51%	0.20%	15%
2024	12.89	0.04	4.18	4.22	(0.04)	(0.69)	(0.73)	16.38	32.66	107,872	0.49	0.53	0.26	30
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(2)	10.00	0.02	(0.80)	(0.78)	(— )†	(— )†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2025(1)	$27.38	$—†	$1.53	$1.53	$—	$(0.70)	$(0.70)	$28.21	5.71%	$881,983	0.65%(4)	0.65%	0.02%	23%
2024	23.76	0.01	7.32	7.33	—	(3.71)	(3.71)	27.38	30.39	870,070	0.65 (4)	0.65	0.03	31
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66 (4)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66 (4)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68 (4)	0.68	(0.17)	25
2020	26.23	0.02	9.11	9.13	(0.05)	(4.68)	(4.73)	30.63	35.75	1,064,559	0.69 (4)	0.69	0.08	40
Investor Class
2025(1)	$26.56	$(0.03)	$1.48	$1.45	$—	$(0.70)	$(0.70)	$27.31	5.59%	$839,727	0.91%(4)	0.91%	(0.24)%	23%
2024	23.19	(0.06)	7.14	7.08	—	(3.71)	(3.71)	26.56	30.05	900,485	0.91 (4)	0.91	(0.23)	31
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92 (4)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92 (4)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94 (4)	0.94	(0.43)	25
2020	26.02	(0.05)	9.02	8.97	(0.02)	(4.68)	(4.70)	30.29	35.39	957,853	0.95 (4)	0.95	(0.19)	40

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(3)
The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021,
2022, 2023, 2024 and for the six months ended June 30, 2025.

(4)
The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021,
2022, 2023, 2024 and for the six months ended June 30, 2025.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2025(1)	$17.87	$0.05	$(0.59)	$(0.54)	$—	$—	$—	$17.33	(3.02)%	$564,584	0.92%(2)	0.93%	0.60%	43%
2024	17.09	0.11	1.76	1.87	(0.08)	(1.01)	(1.09)	17.87	10.58	559,093	0.93 (2)	0.94	0.59	66
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	(0.45)	17.09	14.90	461,184	0.92 (2)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	(0.78)	15.29	(17.80)	424,994	0.92 (2)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	(3.18)	19.54	22.09	519,549	0.90 (2)	0.91	0.08	54
2020	15.72	0.02	3.13	3.15	(— )†	(0.20)	(0.20)	18.67	20.07	428,451	0.98 (2)	0.99	0.12	90
Investor Class
2025(1)	$17.66	$0.03	$(0.59)	$(0.56)	$—	$—	$—	$17.10	(3.17)%	$278,983	1.20%(2)	1.21%	0.31%	43%
2024	16.90	0.05	1.76	1.81	(0.04)	(1.01)	(1.05)	17.66	10.32	295,844	1.21 (2)	1.22	0.31	66
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	(0.41)	16.90	14.57	280,375	1.20 (2)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	(0.74)	15.13	(18.05)	260,960	1.19 (2)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	(3.16)	19.35	21.79	350,691	1.16 (2)	1.17	(0.18)	54
2020	15.66	(0.02)	3.11	3.09	(0.01)	(0.20)	(0.21)	18.54	19.75	268,364	1.24 (2)	1.25	(0.15)	90

International Equity Index Fund
Institutional Class
2025(1)	$11.49	$0.22	$2.20	$2.42	$—	$—	$—	$13.91	21.06%	$1,433,750	0.19%	0.19%	3.57%	4%
2024	11.30	0.33	0.21	0.54	(0.35)	—	(0.35)	11.49	4.66	1,218,367	0.20	0.20	2.76	12
2023	9.87	0.32	1.46	1.78	(0.35)	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
2020	10.87	0.22	0.67	0.89	(0.23)	—	(0.23)	11.53	8.17	779,329	0.22	0.22	2.16	12
Investor Class
2025(1)	$11.51	$0.22	$2.18	$2.40	$—	$—	$—	$13.91	20.85%	$58,847	0.50%	0.59%	3.44%	4%
2024	11.33	0.29	0.20	0.49	(0.31)	—	(0.31)	11.51	4.28	23,342	0.50	0.68	2.46	12
2023	9.89	0.28	1.48	1.76	(0.32)	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(3)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020,
2021, 2022, 2023, 2024 and for the six months ended June 30, 2025.

(3)
For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2025(1)	$13.69	$0.17	$2.65	$2.82	$—	$—	$—	$—	$16.51	20.60%	$961,954	0.85%	0.85%	2.22%	28%
2024	13.91	0.21	0.77	0.98	(0.24)	(0.96)	—	(1.20)	13.69	6.71	833,058	0.84	0.84	1.44	59
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84 (2)	0.84 (2)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85 (2)	0.85 (2)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87 (2)	0.87 (2)	0.90	37
2020	13.78	0.14	0.93	1.07	(0.13)	(0.02)	—	(0.15)	14.70	7.81 (3)	973,352	0.93 (2)	0.93 (2)	1.10	90
Investor Class
2025(1)	$13.67	$0.15	$2.64	$2.79	$—	$—	$—	$—	$16.46	20.41%	$480,266	1.12%	1.12%	1.99%	28%
2024	13.89	0.17	0.77	0.94	(0.20)	(0.96)	—	(1.16)	13.67	6.46	379,058	1.12	1.12	1.16	59
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12 (2)	1.12 (2)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13 (2)	1.13 (2)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14 (2)	1.14 (2)	0.64	37
2020	13.81	0.11	0.93	1.04	(0.14)	(0.02)	—	(0.16)	14.69	7.52 (3)	345,120	1.20 (2)	1.20 (2)	0.84	90

Emerging Markets Equity Fund
Institutional Class
2025(1)	$9.50	$0.10	$1.40	$1.50	$—	$—	$—	$—	$11.00	15.79%	$706,418	1.06%(4)	1.08%	1.96%	31%
2024	8.92	0.16	0.58	0.74	(0.16)	—	—	(0.16)	9.50	8.23	634,491	1.07 (4)	1.10	1.64	67
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08 (4)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10 (4)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04 (4)	1.04	0.86	62
2020	10.19	0.07	2.19	2.26	(0.12)	—	—	(0.12)	12.33	22.15	685,246	1.11 (4)	1.11	0.70	67
Investor Class
2025(1)	$9.46	$0.09	$1.39	$1.48	$—	$—	$—	$—	$10.94	15.64%	$143,336	1.31%(4)	1.39%	1.74%	31%
2024	8.88	0.14	0.57	0.71	(0.13)	—	—	(0.13)	9.46	7.99	115,372	1.33 (4)	1.41	1.42	67
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38 (4)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40 (4)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33 (4)	1.33	0.60	62
2020	10.20	0.03	2.17	2.20	(0.11)	—	—	(0.11)	12.29	21.60	96,362	1.51 (4)	1.51	0.30	67

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.05%, 0.00%, 0.00% and 0.00% for the years 2020, 2021, 2022 and 2023.

(3)
Amount includes the effect of the Adviser pay-in for an economic loss. Had the pay-in not been made, the net asset value total return would have been 7.77% and 7.46% for the Institutional Class and Investor Class, respectively. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(4)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2020, 2021, 2022, 2023 and 2024.

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 59.8%
Real Estate — 59.8%
Acadia Realty Trust REIT	75,391	$1,400,011
Agree Realty Corporation REITΔ	92,561	6,762,507
Alexandria Real Estate Equities, Inc. REIT	15,043	1,092,573
American Healthcare REIT, Inc.	64,022	2,352,168
American Homes 4 Rent Class A REIT	151,486	5,464,100
Brixmor Property Group, Inc. REIT	125,873	3,277,733
Broadstone Net Lease, Inc. REIT	72,592	1,165,102
Cousins Properties, Inc. REIT	51,838	1,556,695
CTO Realty Growth, Inc. REIT	65,792	1,135,570
CubeSmart REIT	75,347	3,202,248
Digital Realty Trust, Inc. REIT	51,237	8,932,146
EastGroup Properties, Inc. REITΔ	27,970	4,674,346
Empire State Realty Trust, Inc. Class A REIT	89,957	727,752
EPR Properties REITΔ	63,408	3,694,150
Equinix, Inc. REIT	18,259	14,524,487
Equity LifeStyle Properties, Inc. REIT	35,780	2,206,553
Equity Residential REIT	114,711	7,741,845
Essential Properties Realty Trust, Inc. REITΔ	199,269	6,358,674
Essex Property Trust, Inc. REIT	26,341	7,465,039
Extra Space Storage, Inc. REIT	25,579	3,771,368
First Industrial Realty Trust, Inc. REIT	65,746	3,164,355
Four Corners Property Trust, Inc. REITΔ	40,781	1,097,417
FrontView REIT, Inc.Δ	25,939	311,268
Healthcare Realty Trust, Inc. REIT	12,506	198,345
Hudson Pacific Properties, Inc. REIT*	219,273	600,808
Independence Realty Trust, Inc. REIT	70,074	1,239,609
Iron Mountain, Inc. REIT	70,063	7,186,362
LTC Properties, Inc. REIT	23,949	828,875
Medical Properties Trust, Inc. REITΔ	59,395	255,992
Mid-America Apartment Communities, Inc. REIT	40,322	5,968,059
Omega Healthcare Investors, Inc. REIT	50,161	1,838,401
Outfront Media, Inc. REITΔ	37,538	612,620
Prologis, Inc. REIT	147,530	15,508,354
Public Storage REIT	27,104	7,952,856
Regency Centers Corporation REIT	62,945	4,483,572
Ryman Hospitality Properties, Inc. REIT	21,766	2,147,651
Sabra Health Care REIT, Inc.Δ	62,497	1,152,445
Simon Property Group, Inc. REIT	54,862	8,819,615
SL Green Realty Corporation REITΔ	26,478	1,638,988
Smartstop Self Storage REIT, Inc.Δ	42,096	1,525,138
Sun Communities, Inc. REITΔ	23,733	3,001,987
Ventas, Inc. REIT	69,868	4,412,164
Welltower, Inc. REIT	116,721	17,943,519
WP Carey, Inc. REIT	63,846	3,982,714
		183,376,181
Total Common Stocks (Cost $181,885,847)		183,376,181
	Shares	Value
FOREIGN COMMON STOCKS — 37.0%
Australia — 5.6%
Charter Hall Group REIT	68,604	$869,357
Dexus REITΔ	170,280	747,351
Gemlife Communities Group*	92,742	253,919
Goodman Group REIT	298,851	6,737,484
GPT Group (The) REIT	623,735	1,991,319
Lifestyle Communities, Ltd.Δ	165,746	764,220
Mirvac Group REIT	1,564,858	2,270,544
NEXTDC, Ltd.Δ*	45,819	437,359
Region Group REIT	87,467	126,821
Scentre Group REIT	926,592	2,176,302
Stockland REIT	242,462	856,890
		17,231,566
Belgium — 0.8%
Aedifica SA REIT	14,034	1,095,064
VGP NVΔ	4,806	486,121
Warehouses De Pauw CVA REIT	30,060	736,386
Xior Student Housing NV REIT	3,037	110,214
		2,427,785
Canada — 2.3%
Chartwell Retirement Residences	231,591	3,161,576
Choice Properties Real Estate Investment Trust	120,854	1,319,698
First Capital Real Estate Investment Trust	76,308	1,017,066
Sienna Senior Living, Inc.	104,200	1,457,691
		6,956,031
China — 0.0%
GDS Holdings, Ltd. Class A*	39,133	149,287
France — 2.4%
Carmila SA REIT*	7,099	139,620
Covivio SA REIT	22,591	1,432,363
Gecina SA REIT	5,624	619,115
ICADE REITΔ	9,599	270,922
Klepierre REIT	45,617	1,803,664
Unibail-Rodamco-Westfield REIT*	31,728	3,049,937
		7,315,621
Germany — 2.5%
Aroundtown SA*	52,771	194,135
LEG Immobilien SE	4,709	419,155
Sirius Real Estate, Ltd. REIT	605,952	810,966
TAG Immobilien AG	66,903	1,193,093
Vonovia SE	146,290	5,186,476
		7,803,825
Hong Kong — 3.0%
Fortune Real Estate Investment Trust	108,829	66,878
Henderson Land Development Co., Ltd.	99,937	350,978
Hongkong Land Holdings, Ltd.	317,267	1,830,631
Link REIT	624,093	3,342,950
Sun Hung Kai Properties, Ltd.	8,500	97,946
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	210,455	2,425,083
See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SUNeVision Holdings, Ltd.	316,000	$304,986
Wharf Real Estate Investment Co., Ltd.	234,582	665,883
		9,085,335
Ireland — 0.2%
Dalata Hotel Group PLC	24,446	185,735
Irish Residential Properties REIT PLC	289,562	347,912
		533,647
Japan — 9.5%
Activia Properties, Inc. REIT	1,275	1,086,264
Comforia Residential REIT, Inc.	283	563,226
CRE Logistics REIT, Inc.	621	651,260
Daiwa House REIT Investment Corporation	712	1,203,328
Daiwa Securities Living Investments Corporation REIT	1,403	931,387
GLP J-REIT	1,808	1,628,286
Ichigo Office REIT Investment Corporation	1,374	875,428
Industrial & Infrastructure Fund Investment Corporation REIT	1,837	1,550,038
Invincible Investment Corporation REITΔ	1,881	810,014
Japan Metropolitan Fund Invest REITΔ	796	564,178
KDX Realty Investment Corporation REITΔ	1,979	2,147,386
Keihanshin Building Co., Ltd.Δ	95,800	995,709
Mitsubishi Estate Co., Ltd.Δ	254,937	4,779,334
Mitsui Fudosan Co., Ltd.Δ	353,542	3,422,669
Mitsui Fudosan Logistics Park, Inc. REITΔ	2,716	1,971,760
Mori Trust REIT, Inc.	2,762	1,323,603
Nippon Building Fund, Inc. REIT	183	168,978
Nippon Prologis REIT, Inc.	857	473,745
Starts Proceed Investment Corporation REIT	53	65,357
Sumitomo Realty & Development Co., Ltd.Δ	76,384	2,949,901
Tokyu Fudosan Holdings Corporation	40,739	291,130
United Urban Investment Corporation REIT	581	626,049
		29,079,030
Netherlands — 0.4%
CTP NV 144A	31,044	654,024
Eurocommercial Properties NV REIT	3,412	107,904
NSI NV REIT	14,059	395,900
		1,157,828
Norway — 0.1%
Entra ASA 144A*	27,943	370,378
Singapore — 2.8%
CapitaLand Ascendas REIT	1,219,069	2,572,425
CapitaLand Integrated Commercial Trust REIT	10,830	18,493
Capitaland Investment, Ltd.Δ	436,227	909,386
	Shares	Value
City Developments, Ltd.	183,093	$747,459
Digital Core REIT Management Pte, Ltd.Δ	2,252,576	1,193,947
Frasers Centrepoint Trust REIT	399,300	717,137
Frasers Logistics & Commercial Trust REITΔ	576,000	387,547
Mapletree Logistics Trust REITΔ	1,963,220	1,824,975
Mapletree Pan Asia Commercial Trust REITΔ	171,489	170,207
		8,541,576
Spain — 0.7%
Merlin Properties Socimi SA REIT	124,992	1,647,862
Neinor Homes SA 144A*	25,040	490,026
		2,137,888
Sweden — 1.8%
Castellum ABΔ	65,050	856,067
Catena ABΔ	21,097	1,077,003
Cibus Nordic Real Estate AB publ	23,666	467,772
Fabege ABΔ	39,552	353,886
Fastighets AB Balder, B SharesΔ*	206,305	1,537,854
Intea Fastigheter AB	19,060	156,434
Nyfosa AB	42,001	419,489
Pandox AB	7,025	123,859
Samhallsbyggnadsbolaget i Norden AB	87,935	52,650
Wihlborgs Fastigheter AB	49,661	537,922
		5,582,936
Switzerland — 0.9%
PSP Swiss Property AG	12,210	2,254,143
Swiss Prime Site AG	3,693	554,408
		2,808,551
United Kingdom — 4.0%
Big Yellow Group PLC REIT	29,567	411,028
British Land Co. PLC (The) REIT	338,927	1,759,085
Derwent London PLC REIT	5,216	148,350
Empiric Student Property PLC REIT	162,505	229,308
Grainger PLC	263,640	801,477
Great Portland Estates PLC REIT	61,688	303,564
Hammerson PLC REIT	112,871	463,864
Land Securities Group PLC REIT	40,858	354,885
Life Science Reit PLC REIT	432,760	270,957
LondonMetric Property PLC REIT	720,612	2,012,236
PRS REIT PLC (The)	404,663	601,732
Safestore Holdings PLC REIT	8,996	87,426
Segro PLC REIT	244,206	2,286,048
Shaftesbury Capital PLC REIT	419,390	898,013
Tritax Big Box REIT PLC	302,097	615,116
UNITE Group PLC (The) REIT	100,081	1,166,418
		12,409,507
Total Foreign Common Stocks (Cost $104,143,775)		113,590,791

See Notes to Financial Statements.

	Shares	Value
MONEY MARKET FUNDS — 5.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.39%Ø§	8,802,990	$8,802,990
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø∞	6,666,870	6,666,870
Total Money Market Funds (Cost $15,469,860)		15,469,860
TOTAL INVESTMENTS — 101.8% (Cost $301,499,482)		312,436,832
Liabilities in Excess of Other Assets — (1.8)%		(5,511,727)
NET ASSETS — 100.0%		$306,925,105
Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	09/2025	57	$2,068,530	$10,610
MSCI EAFE Index	09/2025	5	670,425	295
Total Futures Contracts outstanding at June 30, 2025			$2,738,955	$10,905
See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$183,376,181	$183,376,181	$—	$—
Foreign Common Stocks:
Canada	6,956,031	6,956,031	—	—
Germany	7,803,825	810,966	6,992,859	—
Hong Kong	9,085,335	1,830,631	7,254,704	—
Ireland	533,647	533,647	—	—
Norway	370,378	370,378	—	—
Sweden	5,582,936	978,092	4,604,844	—
United Kingdom	12,409,507	768,648	11,640,859	—
Other^^	70,849,132	—	70,849,132	—
Total Foreign Common Stocks	113,590,791	12,248,393	101,342,398	—
Money Market Funds	15,469,860	15,469,860	—	—
Total Assets - Investments in Securities	$312,436,832	$211,094,434	$101,342,398	$ —
Other Financial Instruments***
Futures Contracts	$10,905	$10,905	$—	$—
Total Assets - Other Financial Instruments	$10,905	$10,905	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$305,769,962
Investments in securities of affiliated issuers, at value	6,666,870
Total investments, at value(1), (2)	312,436,832
Foreign currency(3)	576,848
Receivables:
Dividends	1,305,898
Reclaims	112,697
Securities lending	2,956
Investment securities sold	901,155
Fund shares sold	1,809,806
Variation margin on futures contracts	10,905
Prepaid expenses and other assets	34,417
Total Assets	317,191,514
Liabilities
Cash Overdraft	163
Collateral held for securities on loan, at value	8,802,990
Payables:
Investment securities purchased	1,041,955
Fund shares redeemed	26,136
Accrued expenses:
Investment advisory fees	176,110
Shareholder servicing fees	17,437
Director fees	806
Other expenses	200,812
Total Liabilities	10,266,409
Net Assets	$306,925,105
Net Assets Consist of:
Paid-in-capital	$320,192,741
Distributable earnings (loss)	(13,267,636)
Net Assets	$306,925,105
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$221,594,179
Institutional shares outstanding	23,836,912
Net asset value, offering and redemption price per Institutional share	$9.30
Net assets applicable to the Investor Class	$85,330,926
Investor shares outstanding	9,136,563
Net asset value, offering and redemption price per Investor share	$9.34

(1)Investments in securities of unaffiliated issuers, at cost	$294,832,612
Investments in securities of affiliated issuers, at cost	6,666,870
Total investments, at cost	$301,499,482
(2)Includes securities loaned of:	$38,715,196
(3)Foreign currency, at cost	$575,991

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

Global Real Estate Securities Fund
Investment Income
Dividends	$6,446,306
Income distributions received from affiliated funds	126,295
Interest	3,317
Securities lending, net	24,113
Less foreign taxes withheld	(208,571)
Total Investment Income	6,391,460
Expenses
Investment advisory fees	1,026,389
Transfer agent fees:
Institutional shares	5,289
Investor shares	18,811
Custodian fees	90,728
Shareholder servicing fees:
Investor shares	101,027
Accounting and administration fees	43,875
Professional fees	68,654
Blue sky fees:
Institutional shares	7,846
Investor shares	7,797
Shareholder reporting fees:
Institutional shares	1,672
Investor shares	7,230
Directors expenses	4,181
Line of credit facility fees	872
Index license fees	11,535
Other expenses	20,543
Total Expenses	1,416,449
Fees paid indirectly	(10,503)
Net Expenses	1,405,946
Net Investment Income	4,985,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,404,660)
Futures transactions	111,520
Forward foreign currency contracts	(1,718)
Foreign currency	86,803
Net realized loss	(1,208,055)
Net change in unrealized appreciation (depreciation) on:
Investment securities	13,888,099
Futures	29,071
Foreign currency	18,378
Net change in unrealized appreciation (depreciation)	13,935,548
Net Realized and Unrealized Gain	12,727,493
Net Increase in Net Assets Resulting from Operations	$17,713,007

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Real Estate Securities Fund
	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24
	(Unaudited)
Operations:
Net investment income	$4,985,514	$6,142,483
Net realized gain (loss) on investment securities, foreign currency and derivatives	(1,208,055)	15,011,104
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	13,935,548	(14,843,229)
Net increase in net assets resulting from operations	17,713,007	6,310,358
Distributions to Shareholders:
Distributions paid
Institutional shares	(5,142,029)	(4,736,029)
Investor shares	(1,879,667)	(1,851,169)
Total distributions	(7,021,696)	(6,587,198)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	15,538,751	70,312,449
Investor shares	9,132,650	10,777,717
Reinvestment of dividends and distributions
Institutional shares	5,101,222	4,691,278
Investor shares	1,858,907	1,830,525
Total proceeds from shares sold and reinvested	31,631,530	87,611,969
Value of shares redeemed
Institutional shares	(13,628,557)	(25,129,068)
Investor shares	(5,718,701)	(16,146,800)
Total value of shares redeemed	(19,347,258)	(41,275,868)
Net increase from capital share transactions(1)	12,284,272	46,336,101
Total increase in net assets	22,975,583	46,059,261
Net Assets:
Beginning of Period	283,949,522	237,890,261
End of Period	$306,925,105	$283,949,522

(1)	See Note 6 in Notes to Financial Statements.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2025(1)	$8.96	$0.16	$0.40	$0.56	$(0.22)	$—	$(0.22)	$9.30	6.30%	$221,594	0.88%(2)	0.89%	3.52%	72%
2024	8.94	0.23	0.03	0.26	(0.24)	—	(0.24)	8.96	3.09	206,793	0.88 (2)	0.88	2.50	153
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86 (2)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83 (2)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79 (2)	0.80	1.59	105
2020	10.21	0.18	(0.67)	(0.49)	(0.18)	(0.07)	(0.25)	9.47	(4.54)	175,384	0.86 (2)	0.87	1.98	141
Investor Class
2025(1)	$9.01	$0.15	$0.39	$0.54	$(0.21)	$—	$(0.21)	$9.34	6.01%	$85,331	1.20%(2)	1.21%	3.23%	72%
2024	8.98	0.19	0.06	0.25	(0.22)	—	(0.22)	9.01	2.87	77,157	1.20 (2)	1.20	2.13	153
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16 (2)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12 (2)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07 (2)	1.08	1.31	105
2020	10.25	0.15	(0.67)	(0.52)	(0.15)	(0.07)	(0.22)	9.51	(4.79)	81,053	1.13 (2)	1.14	1.68	141

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2020, 2021, 2022, 2023, 2024 and for the six months ended June 30, 2025.

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 18.3%
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	$274,000	$257,971
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	209,000	201,998
Alarm.com Holdings, Inc.
2.25%, 06/01/29‡‡ CONV	538,000	523,234
American Airlines Group, Inc.
6.50%, 07/01/25 CONV	147,000	147,129
Applied Optoelectronics, Inc.
2.75%, 01/15/30‡‡ CONV	337,000	332,744
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	890,000	885,995
Array Technologies, Inc.
1.00%, 12/01/28‡‡ CONV	225,000	179,031
2.88%, 07/01/31 144A CONV	38,000	37,688
AST SpaceMobile, Inc.
4.25%, 03/01/32 144A ‡‡ CONV	418,000	830,083
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	605,000	572,027
BILL Holdings, Inc.
0.00%, 04/01/30 144A ‡‡ CONV »	351,000	297,034
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27‡‡ CONV	751,000	732,976
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	416,756
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	823,000	770,328
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	371,000	366,594
Carnival Corporation
5.75%, 12/01/27‡‡ CONV	158,000	347,916
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	572,000	620,334
Centrus Energy Corporation
2.25%, 11/01/30 144A ‡‡ CONV	348,000	722,274
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	433,566
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A ‡‡ CONV	829,000	900,501
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV »	23,000	24,875
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	598,000	643,747
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	851,000	808,422
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	638,000	721,897
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	619,000	598,573
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	312,000	294,216
Duke Energy Corporation
4.13%, 04/15/26‡‡ CONV	599,000	634,491
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	987,000	976,636
	Par	Value
Enphase Energy, Inc.
0.00%, 03/01/26 CONV »	$411,000	$394,043
Evolent Health, Inc.
3.50%, 12/01/29‡‡ CONV	681,000	581,338
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	166,000	158,364
2.00%, 03/01/30 144A CONV	684,000	694,260
EZCORP, Inc.
3.75%, 12/15/29 144A ‡‡ CONV	229,000	332,909
Five9, Inc.
1.00%, 03/15/29‡‡ CONV	577,000	505,741
fuboTV, Inc.
3.25%, 02/15/26 CONV	301,000	294,378
GameStop Corporation
0.00%, 06/15/32 144A ‡‡ CONV »	377,000	405,652
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	737,015
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	356,000	344,828
2.50%, 06/01/29 CONV	618,000	616,305
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A ‡‡ CONV »	245,000	257,495
indie Semiconductor, Inc.
4.50%, 11/15/27 144A ‡‡ CONV	352,000	314,160
Integer Holdings Corporation
1.88%, 03/15/30 144A ‡‡ CONV	543,000	566,892
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28‡‡ CONV	324,000	341,213
Jamf Holding Corporation
0.13%, 09/01/26 CONV	459,000	433,526
Jazz Investments I, Ltd.
3.13%, 09/15/30 144A ‡‡ CONV	835,000	889,275
LeMaitre Vascular, Inc.
2.50%, 02/01/30 144A ‡‡ CONV	576,000	575,712
LendingTree, Inc.
0.50%, 07/15/25 CONV	1,054,000	1,047,412
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	715,000	720,073
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	733,000	1,127,720
Lumentum Holdings, Inc.
0.50%, 06/15/28‡‡ CONV	366,000	379,542
MARA Holdings, Inc.
0.00%, 03/01/30 144A ‡‡ CONV »	528,000	475,992
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	652,000	608,642
Mesa Laboratories, Inc.
1.38%, 08/15/25 CONV	389,000	386,859
MicroStrategy, Inc.
0.00%, 12/01/29 144A ‡‡ CONV »	568,000	538,748
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29‡‡ CONV	495,000	878,996
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MKS, Inc.
1.25%, 06/01/30 CONV	$545,000	$539,823
NCL Corporation, Ltd.
2.50%, 02/15/27‡‡ CONV	539,000	539,539
Oddity Finance LLC
0.00%, 06/15/30 144A ‡‡ CONV »	250,000	271,766
Omnicell, Inc.
1.00%, 12/01/29 144A ‡‡ CONV	711,000	640,611
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	694,000	643,997
OSI Systems, Inc.
2.25%, 08/01/29 144A ‡‡ CONV	477,000	648,243
Pacira BioSciences, Inc.
2.13%, 05/15/29 CONV	319,000	313,005
Parsons Corporation
2.63%, 03/01/29‡‡ CONV	634,000	677,112
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	910,627
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	130,613
PennyMac Corporation
5.50%, 03/15/26 CONV	868,000	862,358
8.50%, 06/01/29 CONV	177,000	179,655
PG&E Corporation
4.25%, 12/01/27‡‡ CONV	897,000	892,336
Progress Software Corporation
3.50%, 03/01/30‡‡ CONV	651,000	756,136
PROS Holdings, Inc.
2.25%, 09/15/27‡‡ CONV	356,000	337,488
Rapid7, Inc.
1.25%, 03/15/29‡‡ CONV	553,000	490,788
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,408,472
Rivian Automotive, Inc.
3.63%, 10/15/30 CONV	225,000	202,416
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	38,000	39,876
Sirius XM Holdings, Inc.
3.75%, 03/15/28‡‡ CONV	913,000	950,889
Snap, Inc.
0.50%, 05/01/30‡‡ CONV	741,000	632,073
SolarEdge Technologies, Inc.
0.00%, 09/15/25‡‡ CONV »	749,000	730,275
Spectrum Brands, Inc.
3.38%, 06/01/29 CONV	684,000	623,466
Sphere Entertainment Co.
3.50%, 12/01/28‡‡ CONV	666,000	936,729
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	639,000	619,830
Super Micro Computer, Inc.
0.00%, 06/15/30 144A CONV »	451,000	506,924
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	312,584
Tempus AI, Inc.
0.75%, 07/15/30	165,000	165,000
	Par	Value
Tetra Tech, Inc.
2.25%, 08/15/28‡‡ CONV	$645,000	$728,044
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,094,635
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	327,000	310,650
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	164,600
Veradigm, Inc.
0.88%, 01/01/27 CONV	173,000	188,170
Verint Systems, Inc.
0.25%, 04/15/26‡‡ CONV	410,000	394,215
Vishay Intertechnology, Inc.
2.25%, 09/15/30‡‡ CONV	605,000	544,500
Wayfair, Inc.
3.50%, 11/15/28‡‡ CONV	523,000	707,816
Western Digital Corporation
3.00%, 11/15/28‡‡ CONV	688,000	1,236,680
WisdomTree, Inc.
5.75%, 08/15/28‡‡ CONV	648,000	853,740
XPLR Infrastructure LP
0.00%, 11/15/25 144A ‡‡ CONV »	620,000	605,275
Ziff Davis, Inc.
1.75%, 11/01/26‡‡ CONV	474,000	452,078
3.63%, 03/01/28 144A CONV	298,000	279,375
Total Corporate Bonds (Cost $48,704,956)		52,408,535
FOREIGN BONDS — 1.1%
Australia — 0.1%
IREN, Ltd.
3.50%, 12/15/29 144A CONV	98,000	127,204
Canada — 0.4%
Equinox Gold Corporation
4.75%, 10/15/28‡‡ CONV	591,000	712,155
Fortuna Mining Corporation
3.75%, 06/30/29 CONV	396,000	501,970
		1,214,125
China — 0.1%
Qifu Technology, Inc.
0.50%, 04/01/30 144A ‡‡ CONV	201,000	197,684
Denmark — 0.2%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	509,000	638,274
India — 0.0%
MakeMyTrip, Ltd.
0.00%, 07/01/30 144A CONV »	75,000	80,118
Israel — 0.3%
CyberArk Software, Ltd.
0.00%, 06/15/30 144A ‡‡ CONV »	135,000	139,050

See Notes to Financial Statements.

	Par	Value
Pagaya Technologies, Ltd.
6.13%, 10/01/29 144A ‡‡ CONV	$453,000	$804,301
		943,351
Total Foreign Bonds (Cost $2,686,998)		3,200,756
MORTGAGE-BACKED SECURITIES — 3.0%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	775,873	794,296
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 1.58%, 09/15/43† IO	168,002	17,803
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/15/45† IO	181,129	18,205
Federal National Mortgage Association
6.50%, 09/01/53	1,515,275	1,574,018
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/25/47† IO	251,979	29,974
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.73%, 02/25/48† IO	142,161	17,333
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.63%, 10/25/40† IO	419,362	29,400
Government National Mortgage Association
4.00%, 05/20/48	803,910	760,199
2.50%, 09/20/51	130,886	109,640
2.50%, 11/20/51	486,840	411,454
2.50%, 12/20/51	282,754	238,969
6.00%, 07/01/53 TBA	1,000,000	1,014,920
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.27%, 08/20/45† IO	97,190	10,139
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.77%, 09/20/48† IO	283,120	36,356
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.72%, 10/20/48† IO	113,349	12,712
	Par	Value
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.27%, 01/20/48† IO	$699,687	$77,167
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 01/20/49† IO	129,413	14,462
Government National Mortgage Association, Series 2019-110
1.67%, 09/20/49† IO	476,744	61,608
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.72%, 01/20/49† IO	382,075	48,081
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	544,610	86,377
3.50%, 12/20/49 IO	310,277	58,228
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	293,372	6,950
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 01/20/49† IO	110,078	11,995
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	262,277	38,434
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 02/20/50† IO	252,679	33,861
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 04/20/50† IO	411,387	56,009
3.50%, 04/20/50 IO	232,008	46,022
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.62%, 08/20/49† IO	539,032	57,475
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	432,229	99,809
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	138,946	29,170
Government National Mortgage Association, Series 2023-133
(Floating, 6.50% - U.S. 30-Day Average SOFR, 6.50% Cap), 2.20%, 09/20/53† IO	978,987	76,301
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.82%, 05/20/53† IO	$523,169	$36,042
Uniform Mortgage Backed Securities
2.50%, 07/01/52 TBA	1,000,000	829,283
5.00%, 07/01/53 TBA	1,000,000	980,135
5.50%, 07/01/53 TBA	1,000,000	999,928
Total Mortgage-Backed Securities (Cost $8,617,570)		8,722,755

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/2031 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	$4,470,000	21,165
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	4,520,000	32,500
Pay 6-Month EURIBOR (Semiannually); Receive 2.05% (Annually); Interest Rate Swap Maturing 05/15/2031 EUR, Strike Price $2.05, Expires 05/13/26 (BNP)	1	4,520,000	27,680
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 03/10/2029 EUR, Strike Price $2.25, Expires 03/08/27 (BNP)	1	11,070,000	82,367
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.45% (Annually); Interest Rate Swap Maturing 03/26/2036 EUR, Strike Price $2.45, Expires 03/24/26 (BNP)	1	$2,280,000	$30,161
Total Purchased Options (Premiums paid $297,104)			193,873

	Par
U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bills
4.16%, 07/03/25Ω	$20,000,000	19,995,349
4.01%, 07/15/25Ω	10,800,000	10,782,581
		30,777,930
U.S. Treasury Inflationary Indexed Bonds
1.50%, 02/15/53	3,194,402	2,532,514
U.S. Treasury Notes
3.88%, 06/30/30	11,370,000	11,413,970
4.00%, 06/30/32	11,410,000	11,419,805
		22,833,775
Total U.S. Treasury Obligations (Cost $56,381,561)		56,144,219

	Shares
COMMON STOCKS — 9.4%
Communication Services — 0.3%
AT&T, Inc.	10,391	300,716
IAC, Inc.*	8,598	321,049
Live Nation Entertainment, Inc.*	1,011	152,944
New York Times Co. (The) Class A	242	13,547
News Corporation Class A	2,199	65,354
NII Holdings, Inc.††† *	76,167	19,804
Take-Two Interactive Software, Inc.*	513	124,582
Trade Desk, Inc. (The) Class A*	100	7,199
		1,005,195
Consumer Discretionary — 2.0%
Abercrombie & Fitch Co. Class A*	1,979	163,960
Advance Auto Parts, Inc.	3,152	146,536
AutoZone, Inc.*	108	400,921
Best Buy Co., Inc.	6,512	437,151
Chewy, Inc. Class A*	9,549	406,978
Columbia Sportswear Co.	962	58,759

See Notes to Financial Statements.

	Shares	Value
D.R. Horton, Inc.	292	$37,645
Deckers Outdoor Corporation*	1,328	136,877
Dillard's, Inc. Class A	332	138,720
eBay, Inc.	3,101	230,900
Etsy, Inc.*	3,666	183,887
Hasbro, Inc.	123	9,080
Lennar Corporation Class A	1,583	175,096
Lowe’s Cos., Inc.	1,374	304,849
MercadoLibre, Inc.*	166	433,863
Mohawk Industries, Inc.*	1,896	198,777
Murphy U.S.A., Inc.	483	196,484
O’Reilly Automotive, Inc.*	3,527	317,888
Penske Automotive Group, Inc.	848	145,695
Polaris, Inc.	962	39,105
Ralph Lauren Corporation	585	160,454
Rivian Automotive, Inc. Class A*	22,104	303,709
Ross Stores, Inc.	1,893	241,509
Taylor Morrison Home Corporation Class A*	433	26,595
TJX Cos., Inc. (The)	2,550	314,899
Tractor Supply Co.	1,516	79,999
Ulta Beauty, Inc.*	305	142,685
Wayfair, Inc. Class A*	7,642	390,812
		5,823,833
Consumer Staples — 1.6%
Albertsons Cos., Inc. Class A	8,061	173,392
BJ's Wholesale Club Holdings, Inc.*	721	77,746
Church & Dwight Co., Inc.	888	85,346
Clorox Co. (The)	1,660	199,316
Coca-Cola Consolidated, Inc.	2,059	229,887
Colgate-Palmolive Co.	6,559	596,213
Costco Wholesale Corporation	260	257,384
Coty, Inc. Class A*	28,607	133,023
Estee Lauder Cos., Inc. (The) Class A	931	75,225
Freshpet, Inc.*	1,647	111,930
Ingredion, Inc.	73	9,900
Kimberly-Clark Corporation	2,286	294,711
Kroger Co. (The)	4,562	327,232
Monster Beverage Corporation*	4,510	282,506
PepsiCo, Inc.‡‡	373	49,251
Pilgrim’s Pride Corporation	4,782	215,094
Procter & Gamble Co. (The)	760	121,083
Sprouts Farmers Market, Inc.*	947	155,914
Sysco Corporation	2,678	202,832
Target Corporation	1,350	133,178
Tyson Foods, Inc. Class A	2,184	122,173
U.S. Foods Holding Corporation*	2,767	213,087
Walmart, Inc.	4,187	409,405
		4,475,828
Financials — 2.0%
Allstate Corporation (The)	1,659	333,973
American Financial Group, Inc.	1,554	196,130
American International Group, Inc.	452	38,687
Arch Capital Group, Ltd.	1,865	169,808
Assurant, Inc.	208	41,078
Axis Capital Holdings, Ltd.	1,575	163,517
	Shares	Value
Cincinnati Financial Corporation	2,748	$409,232
CNA Financial Corporation	3,876	180,350
CNO Financial Group, Inc.	1,963	75,733
Everest Group, Ltd.	833	283,095
EZCORP, Inc. Class A*	11,886	164,978
Fidelity National Financial, Inc.	4,158	233,097
Hanover Insurance Group, Inc. (The)	1,133	192,463
Hartford Insurance Group, Inc. (The)	2,404	304,995
Loews Corporation	1,283	117,600
Marsh & McLennan Cos., Inc.	1,315	287,512
MetLife, Inc.	3,173	255,173
Old Republic International Corporation	4,686	180,130
Primerica, Inc.	1,409	385,601
Principal Financial Group, Inc.	184	14,615
Progressive Corporation (The)	577	153,978
Reinsurance Group of America, Inc.	356	70,616
RLI Corporation	2,638	190,516
Selective Insurance Group, Inc.	2,817	244,093
Travelers Cos., Inc. (The)	1,787	478,094
Unum Group	1,965	158,693
W.R. Berkley Corporation	5,542	407,171
		5,730,928
Industrials — 0.2%
FedEx Corporation	263	59,783
J.B. Hunt Transport Services, Inc.	1,195	171,602
Knight-Swift Transportation Holdings, Inc.	1,545	68,335
Lyft, Inc. Class A*	7,612	119,965
Ryder System, Inc.	269	42,771
		462,456
Information Technology — 1.7%
Amkor Technology, Inc.	7,068	148,357
Amphenol Corporation Class A	3,906	385,718
Apple, Inc.	440	90,275
Arista Networks, Inc.*	9,746	997,113
Arrow Electronics, Inc.*	2,295	292,452
Avnet, Inc.	4,329	229,783
Cognex Corporation	310	9,833
Enphase Energy, Inc.*	1,622	64,312
F5, Inc.*	1,085	319,337
HP, Inc.	1,591	38,916
IPG Photonics Corporation*	3,331	228,673
Jabil, Inc.	387	84,405
MACOM Technology Solutions Holdings, Inc.*	490	70,212
Micron Technology, Inc.	618	76,169
NetApp, Inc.	1,066	113,582
NVIDIA Corporation	1,143	180,583
Onto Innovation, Inc.*	1,279	129,089
Power Integrations, Inc.	1,269	70,937
Pure Storage, Inc. Class A*	9,878	568,775
Rambus, Inc.*	1,138	72,855
Silicon Laboratories, Inc.*	3,177	468,163
Skyworks Solutions, Inc.	50	3,726
Trimble, Inc.*	353	26,821
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ubiquiti, Inc.	420	$172,893
Zebra Technologies Corporation Class A*	314	96,825
		4,939,804
Materials — 1.5%
AptarGroup, Inc.	2,176	340,392
Ashland, Inc.	189	9,503
Avery Dennison Corporation	1,186	208,108
Cabot Corporation	3,823	286,725
CF Industries Holdings, Inc.	1,614	148,488
Commercial Metals Co.	1,619	79,185
Corteva, Inc.	2,303	171,643
Crown Holdings, Inc.	3,197	329,227
DuPont de Nemours, Inc.	243	16,667
Ecolab, Inc.	445	119,901
Element Solutions, Inc.	3,748	84,892
Freeport-McMoRan, Inc.	6,308	273,452
Greif, Inc. Class A	179	11,633
Huntsman Corporation	32,927	343,099
Martin Marietta Materials, Inc.	252	138,338
NewMarket Corporation	310	214,167
Nucor Corporation	134	17,358
Olin Corporation	6,345	127,471
Packaging Corporation of America	538	101,386
Reliance, Inc.	370	116,143
Royal Gold, Inc.	3,133	557,173
Scotts Miracle-Gro Co. (The)	2,395	157,974
Sherwin-Williams Co. (The)	1,214	416,839
Steel Dynamics, Inc.	191	24,450
Vulcan Materials Co.	281	73,290
Westlake Corporation	457	34,700
		4,402,204
Real Estate — 0.1%
CBRE Group, Inc. Class A*	378	52,966
Jones Lang LaSalle, Inc.*	877	224,319
		277,285
Total Common Stocks (Cost $23,010,524)		27,117,533
FOREIGN COMMON STOCKS — 0.6%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	5,996	60,020
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	74,085
Ireland — 0.2%
Seagate Technology Holdings PLC	850	122,680
TE Connectivity PLC	2,666	449,674
Willis Towers Watson PLC	313	95,935
		668,289
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,984	172,654
Switzerland — 0.2%
Chubb, Ltd.	978	283,346
Garmin, Ltd.	868	181,169
		464,515
	Shares	Value
United Arab Emirates — 0.1%
GLOBALFOUNDRIES, Inc.*	6,681	$255,214
Total Foreign Common Stocks (Cost $1,461,485)		1,694,777
PREFERRED STOCKS — 2.1%
Albemarle Corporation
7.25% CONV	20,062	643,990
AMG Capital Trust II
5.15% CONV †††	13,578	742,038
Apollo Global Management, Inc.
6.75% CONV	10,047	752,018
Ares Management Corporation
6.75% CONV	14,463	766,539
BrightSpring Health Services, Inc.
6.75% CONV	10,173	839,781
Chart Industries, Inc.
6.75% CONV	10,374	626,590
Hewlett Packard Enterprise Co.
7.63% CONV	12,011	707,208
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,464
NCR Voyix Corporation
0.00% CONV 1	250	260,450
Shift4 Payments, Inc.
6.00% CONV *	6,388	735,897
Total Preferred Stocks (Cost $5,606,052)		6,084,975
MONEY MARKET FUNDS — 41.6%
GuideStone Money Market Fund, 4.25% (Institutional Class)Ø ∞	93,045,602	93,045,602
Northern Institutional U.S. Treasury Portfolio (Premier), 4.16%Ø	26,264,300	26,264,300
Total Money Market Funds (Cost $119,309,902)		119,309,902
TOTAL INVESTMENTS — 95.8% (Cost $266,076,152)		274,877,325
COMMON STOCKS SOLD SHORT — (6.6)%
Communication Services — (0.9)%
AST SpaceMobile, Inc. *	(13,125)	(613,331)
Charter Communications, Inc. Class A *	(253)	(103,429)
Live Nation Entertainment, Inc. *	(5,348)	(809,046)
Sirius XM Holdings, Inc.	(11,790)	(270,826)
Snap, Inc. Class A *	(14,693)	(127,682)
Sphere Entertainment Co. *	(13,820)	(577,676)
Ziff Davis, Inc. *	(155)	(4,692)
		(2,506,682)
Consumer Discretionary — (0.5)%
Carnival Corporation *	(10,614)	(298,466)
Cheesecake Factory, Inc. (The)	(6,983)	(437,555)
GameStop Corporation Class A *	(8,746)	(213,315)
Marriott Vacations Worldwide Corporation	(248)	(17,933)

See Notes to Financial Statements.

	Shares	Value
Norwegian Cruise Line Holdings, Ltd. *	(3,793)	$(76,922)
Rivian Automotive, Inc. Class A *	(7,725)	(106,141)
Wayfair, Inc. Class A *	(7,763)	(397,000)
(1,547,332)
Consumer Staples — (0.0)%
Spectrum Brands Holdings, Inc.	(1,445)	(76,585)
Energy — (0.2)%
Centrus Energy Corporation Class A *	(3,095)	(566,942)
Financials — (1.1)%
Affiliated Managers Group, Inc.	(2,121)	(417,349)
Apollo Global Management, Inc.	(4,568)	(648,062)
Ares Management Corporation Class A	(3,589)	(621,615)
Block, Inc. *	(82)	(5,570)
EZCORP, Inc. Class A *	(27,910)	(387,391)
Shift4 Payments, Inc. Class A *	(5,252)	(520,526)
WisdomTree, Inc.	(46,804)	(538,714)
(3,139,227)
Health Care — (1.3)%
Bridgebio Pharma, Inc. *	(2,949)	(127,338)
BrightSpring Health Services, Inc. *	(31,930)	(753,229)
Collegium Pharmaceutical, Inc. *	(10,232)	(302,560)
CONMED Corporation	(309)	(16,093)
Dexcom, Inc. *	(542)	(47,311)
Enovis Corporation *	(5,693)	(178,532)
Evolent Health, Inc. Class A *	(3,861)	(43,475)
Exact Sciences Corporation *	(5,386)	(286,212)
Haemonetics Corporation *	(2,396)	(178,765)
Hims & Hers Health, Inc. *	(2,542)	(126,719)
Integer Holdings Corporation *	(2,141)	(263,279)
Ionis Pharmaceuticals, Inc. *	(2,914)	(115,132)
LeMaitre Vascular, Inc.	(2,802)	(232,706)
Mirum Pharmaceuticals, Inc. *	(13,188)	(671,137)
Omnicell, Inc. *	(5,884)	(172,990)
Pacira BioSciences, Inc. *	(4,528)	(108,219)
(3,623,697)
Industrials — (0.6)%
Array Technologies, Inc. *	(4,000)	(23,600)
Chart Industries, Inc. *	(3,216)	(529,514)
CSG Systems International, Inc.	(5,203)	(339,808)
Greenbrier Cos., Inc. (The)	(6,434)	(296,286)
Parsons Corporation *	(3,118)	(223,779)
Tetra Tech, Inc.	(9,078)	(326,445)
(1,739,432)
Information Technology — (1.5)%
Alarm.com Holdings, Inc. *	(2,648)	(149,797)
Applied Optoelectronics, Inc. *	(5,137)	(131,969)
Bentley Systems, Inc. Class B	(1,629)	(87,917)
BILL Holdings, Inc. *	(1,186)	(54,864)
Cloudflare, Inc. Class A *	(61)	(11,946)
Five9, Inc. *	(2,099)	(55,581)
Hewlett Packard Enterprise Co.	(27,258)	(557,426)
indie Semiconductor, Inc. Class A *	(16,280)	(57,957)
	Shares	Value
Lumentum Holdings, Inc. *	(1,316)	$(125,099)
MARA Holdings, Inc. *	(12,810)	(200,861)
MicroStrategy, Inc. Class A *	(528)	(213,433)
MKS, Inc.	(1,934)	(192,162)
NCR Voyix Corporation *	(7,571)	(88,808)
ON Semiconductor Corporation *	(2,534)	(132,807)
OSI Systems, Inc. *	(1,909)	(429,258)
Progress Software Corporation	(6,090)	(388,786)
PROS Holdings, Inc. *	(942)	(14,752)
Rapid7, Inc. *	(2,331)	(53,916)
Rubrik, Inc. Class A *	(152)	(13,618)
Sandisk Corporation *	(3)	(120)
Super Micro Computer, Inc. *	(5,195)	(254,607)
Vishay Intertechnology, Inc.	(7,891)	(125,309)
Western Digital Corporation	(15,076)	(964,713)
(4,305,706)
Materials — (0.2)%
Albemarle Corporation	(7,759)	(486,257)
Century Aluminum Co. *	(11,163)	(201,157)
(687,414)
Real Estate — (0.0)%
Pebblebrook Hotel Trust REIT	(1,992)	(19,900)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(8,290)	(304,575)
Duke Energy Corporation	(2,409)	(284,262)
PG&E Corporation	(9,944)	(138,619)
(727,456)
Total Common Stocks Sold Short (Proceeds $(16,247,583))		(18,940,373)
FOREIGN COMMON STOCKS SOLD SHORT — (0.8)%
Australia — (0.0)%
IREN, Ltd. *	(3,769)	(54,914)
Canada — (0.3)%
Equinox Gold Corporation *	(67,032)	(385,434)
Fortuna Mining Corporation *	(44,857)	(293,365)
(678,799)
China — (0.0)%
Qifu Technology, Inc. ADR	(1,949)	(84,509)
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(1,934)	(333,808)
India — (0.0)%
MakeMyTrip, Ltd. *	(345)	(33,817)
Ireland — (0.1)%
Jazz Pharmaceuticals PLC *	(3,217)	(341,388)
Israel — (0.3)%
CyberArk Software, Ltd. *	(150)	(61,032)
Oddity Tech, Ltd. Class A *	(1,666)	(125,733)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Pagaya Technologies, Ltd. Class A *	(26,531)	$(565,641)
(752,406)
Total Foreign Common Stocks Sold Short (Proceeds $(1,927,494))		(2,279,641)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (7.4)% (Proceeds $(18,175,077))		(21,220,014)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Option — (0.0)%
S&P 500®, Strike Price $49.00, Expires 09/19/25 (Evercore)	(16)	$(78,416)	(11,600)
(11,600)
Call Swaptions — (0.0)%
Pay 2.065% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2046 EUR, Strike Price $2.07, Expires 05/11/26 (BNP)	(1)	(1,320,000)	(9,185)
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	(1,330,000)	(17,702)
Pay 2.105% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/15/2046 EUR, Strike Price $2.11, Expires 05/13/26 (BNP)	(1)	(1,330,000)	(10,342)
	Number of Contracts	Notional Amount	Value
Pay 2.347% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/10/2057 EUR, Strike Price $2.35, Expires 03/08/27 (BNP)	(1)	$(1,030,000)	$(44,662)
Pay 2.498% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/26/2056 EUR, Strike Price $2.50, Expires 03/24/26 (BNP)	(1)	(960,000)	(28,628)
			(110,519)
Total Written Options (Premiums received $ (309,001))			(122,119)
Other Assets in Excess of Liabilities — 11.6%			33,233,471
NET ASSETS — 100.0%			$286,768,663

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	07/2025	2	$36,570	$710
Euro-BTP	09/2025	(1)	(142,532)	(211)
Euro-OAT	09/2025	(2)	(291,755)	1,980
Euro-Bund	09/2025	4	613,241	(4,235)
Australian Dollars/U.S. Dollars	09/2025	(106)	(6,984,870)	(74,106)
British Pounds/U.S. Dollars	09/2025	(8)	(686,250)	(10,745)
Mexican Pesos/U.S. Dollars	09/2025	(5)	(132,250)	(2,575)
New Zealand Dollars/U.S. Dollars	09/2025	(9)	(549,945)	(4,500)
South African Rand/U.S. Dollars	09/2025	(1)	(28,100)	(137)
Swiss Francs/U.S. Dollars	09/2025	2	318,162	10,250
U.S. Dollars/Norwegian Kroner	09/2025	1	99,962	(350)
U.S. Dollars/Swedish Kronor	09/2025	(2)	(199,196)	2,775
Canadian Dollars/U.S. Dollars	09/2025	(1)	(73,680)	(384)
Euro/U.S. Dollars	09/2025	(158)	(23,376,100)	(712,284)
Japanese Yen/U.S. Dollars	09/2025	(48)	(4,196,700)	(5,316)
10-Year Bond	09/2025	3	268,772	1,616
10-Year U.S. Treasury Note	09/2025	(174)	(19,509,750)	(108,352)
U.S. Treasury Long Bond	09/2025	(1)	(115,469)	(347)
Ultra 10-Year U.S. Treasury Note	09/2025	(21)	(2,399,578)	(45,595)
Ultra Long U.S. Treasury Bond	09/2025	(45)	(5,360,625)	(50,114)
Long GILT	09/2025	(1)	(127,697)	(3,028)
2-Year U.S. Treasury Note	09/2025	(207)	(43,060,851)	(125,453)
5-Year U.S. Treasury Note	09/2025	600	65,400,000	630,329
3-Month SONIA SO3	03/2026	154	50,936,607	71,673
Total Futures Contracts outstanding at June 30, 2025			$10,437,966	$(428,399)
Forward Foreign Currency Contracts outstanding at June 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Euro	4,501,065	U.S. Dollars	5,174,601	MSCS	$155,786
09/17/25	Czech Republic Koruna	69,622,770	U.S. Dollars	3,221,354	MSCS	103,780
09/17/25	Swiss Francs	2,081,667	U.S. Dollars	2,563,650	MSCS	86,522
09/17/25	Israeli Shekels	4,374,810	U.S. Dollars	1,239,145	MSCS	61,036
09/17/25	Polish Zloty	6,717,499	U.S. Dollars	1,806,746	MSCS	53,432
09/17/25	British Pounds	2,051,316	U.S. Dollars	2,775,018	MSCS	42,181
09/17/25	Australian Dollars	4,156,039	U.S. Dollars	2,699,665	MSCS	40,201
09/18/25	Euro	491,392	U.S. Dollars	559,539	MSCS	22,429
09/17/25	New Zealand Dollars	3,546,398	U.S. Dollars	2,145,788	MSCS	21,768
09/17/25	Hungarian Forint	177,987,218	U.S. Dollars	502,001	MSCS	20,408
09/17/25	Chinese Offshore Yuan	38,040,657	U.S. Dollars	5,329,520	MSCS	19,234
09/17/25	Singapore Dollars	2,643,551	U.S. Dollars	2,072,330	MSCS	18,945
09/18/25	Israeli Shekels	569,303	U.S. Dollars	155,185	MSCS	14,014
09/17/25	Mexican Pesos	15,808,115	U.S. Dollars	821,404	MSCS	13,881
09/17/25	Swedish Kronor	11,578,882	U.S. Dollars	1,217,466	MSCS	12,887
12/17/25	Australian Dollars	1,036,954	U.S. Dollars	673,000	MSCS	11,899
12/17/25	Euro	499,444	U.S. Dollars	583,903	MSCS	10,947
09/17/25	Canadian Dollars	3,514,665	U.S. Dollars	2,580,810	MSCS	10,634
09/11/25	Japanese Yen	198,249,302	U.S. Dollars	1,377,965	MSCS	10,317
08/25/25	Australian Dollars	1,402,984	U.S. Dollars	914,147	MSCS	10,316
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	Taiwan Dollars	10,480,222	U.S. Dollars	358,392	MSCS	$8,630
08/28/25	British Pounds	430,311	U.S. Dollars	582,487	MSCS	8,402
09/17/25	South Korean Won	2,830,912,570	U.S. Dollars	2,094,700	MSCS	8,012
07/09/25	Indian Rupees	57,697,006	U.S. Dollars	666,146	MSCS	6,462
09/23/25	Euro	885,776	U.S. Dollars	1,043,037	MSCS	6,353
12/17/25	Czech Republic Koruna	2,937,065	U.S. Dollars	135,729	MSCS	4,949
07/25/25	Taiwan Dollars	7,215,250	U.S. Dollars	245,000	MSCS	4,333
09/17/25	Japanese Yen	101,988,052	U.S. Dollars	710,341	MSCS	4,328
12/17/25	British Pounds	159,943	U.S. Dollars	216,064	MSCS	3,677
07/07/25	Indian Rupees	63,762,956	U.S. Dollars	739,851	MSCS	3,512
08/29/25	Mexican Pesos	5,176,548	U.S. Dollars	271,414	MSCS	2,677
09/17/25	Turkish Lira	8,558,110	U.S. Dollars	197,465	MSCS	2,674
09/17/25	Chilean Pesos	125,844,337	U.S. Dollars	132,515	MSCS	2,541
12/17/25	Taiwan Dollars	2,270,722	U.S. Dollars	78,757	MSCS	2,175
07/07/25	South Korean Won	185,133,033	U.S. Dollars	135,000	MSCS	2,158
09/18/25	South Korean Won	112,933,920	U.S. Dollars	81,766	MSCS	2,123
12/17/25	Japanese Yen	57,796,445	U.S. Dollars	406,996	MSCS	2,046
09/17/25	Brazilian Reals	315,000	U.S. Dollars	54,818	MSCS	2,004
07/02/25	South Korean Won	182,224,236	U.S. Dollars	133,216	MSCS	1,805
09/17/25	Norwegian Kroner	6,067,186	U.S. Dollars	600,525	MSCS	1,713
09/17/25	Indian Rupees	51,405,213	U.S. Dollars	595,960	MSCS	1,573
09/18/25	Chinese Offshore Yuan	505,149	U.S. Dollars	69,893	MSCS	1,140
09/17/25	New Zealand Dollars	1,130,094	Australian Dollars	1,046,000	MSCS	1,138
09/17/25	South African Rand	6,345,644	U.S. Dollars	355,309	MSCS	1,029
07/02/25	Brazilian Reals	311,641	U.S. Dollars	56,385	MSCS	975
07/09/25	U.S. Dollars	332,138	Indian Rupees	28,411,611	MSCS	926
09/18/25	U.S. Dollars	89,261	Japanese Yen	12,605,678	MSCS	919
07/25/25	U.S. Dollars	134,085	Taiwan Dollars	3,855,550	MSCS	851
07/28/25	South Korean Won	165,693,517	U.S. Dollars	121,932	MSCS	777
07/09/25	South Korean Won	102,408,425	U.S. Dollars	75,123	MSCS	745
09/17/25	U.S. Dollars	239,292	Swedish Kronor	2,246,116	MSCS	623
07/28/25	Indian Rupees	28,914,378	U.S. Dollars	336,292	MSCS	606
12/17/25	U.S. Dollars	223,500	Japanese Yen	31,508,805	MSCS	503
07/28/25	Chilean Pesos	115,054,200	U.S. Dollars	123,000	MSCS	501
09/17/25	Colombian Pesos	176,607,352	U.S. Dollars	42,274	MSCS	475
12/17/25	U.S. Dollars	274,100	Indian Rupees	23,659,216	MSCS	433
07/11/25	South Korean Won	181,087,013	U.S. Dollars	133,836	MSCS	315
12/17/25	U.S. Dollars	139,000	Canadian Dollars	187,320	MSCS	292
12/17/25	U.S. Dollars	254,287	South Korean Won	340,176,516	MSCS	251
09/17/25	U.S. Dollars	297,855	Chinese Offshore Yuan	2,117,127	MSCS	174
12/17/25	South Korean Won	172,683,685	U.S. Dollars	128,839	MSCS	118
12/17/25	U.S. Dollars	48,725	British Pounds	35,402	MSCS	87
09/17/25	U.S. Dollars	97,145	Indian Rupees	8,350,015	MSCS	85
09/11/25	U.S. Dollars	16,771	Japanese Yen	2,386,578	MSCS	58
09/17/25	U.S. Dollars	64,771	Japanese Yen	9,241,131	MSCS	15
07/11/25	U.S. Dollars	72,478	Indian Rupees	6,217,046	MSCS	6
Subtotal Appreciation						$835,806
07/16/25	South Korean Won	91,688,479	U.S. Dollars	68,000	MSCS	$(83)
09/17/25	British Pounds	35,413	U.S. Dollars	48,725	MSCS	(90)
09/17/25	South Korean Won	342,190,471	U.S. Dollars	254,287	MSCS	(119)
09/17/25	U.S. Dollars	22,709	Colombian Pesos	94,654,512	MSCS	(203)
12/17/25	U.S. Dollars	33,109	British Pounds	24,284	MSCS	(254)
09/18/25	U.S. Dollars	70,727	Chinese Offshore Yuan	505,416	MSCS	(343)
12/17/25	U.S. Dollars	99,370	Japanese Yen	14,089,236	MSCS	(344)
12/17/25	U.S. Dollars	210,959	Norwegian Kroner	2,129,132	MSCS	(459)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/09/25	U.S. Dollars	339,000	Indian Rupees	29,124,168	MSCS	$(518)
07/09/25	U.S. Dollars	75,583	South Korean Won	102,753,066	MSCS	(540)
09/17/25	U.S. Dollars	158,823	Chilean Pesos	148,678,083	MSCS	(738)
12/17/25	U.S. Dollars	161,044	New Zealand Dollars	264,040	MSCS	(773)
08/04/25	U.S. Dollars	55,964	Brazilian Reals	311,641	MSCS	(883)
07/11/25	U.S. Dollars	133,683	South Korean Won	181,774,716	MSCS	(978)
12/17/25	U.S. Dollars	657,430	Chinese Offshore Yuan	4,652,151	MSCS	(1,001)
08/01/25	Taiwan Dollars	3,101,754	U.S. Dollars	108,472	MSCS	(1,032)
07/07/25	Taiwan Dollars	3,855,550	U.S. Dollars	133,382	MSCS	(1,047)
07/31/25	Taiwan Dollars	2,861,410	U.S. Dollars	100,189	MSCS	(1,099)
12/17/25	U.S. Dollars	137,879	Canadian Dollars	187,693	MSCS	(1,105)
07/14/25	Indian Rupees	57,480,093	U.S. Dollars	671,138	MSCS	(1,149)
09/18/25	Japanese Yen	14,706,847	U.S. Dollars	104,416	MSCS	(1,348)
09/17/25	U.S. Dollars	617,374	South African Rand	11,018,588	MSCS	(1,371)
07/07/25	U.S. Dollars	740,497	Indian Rupees	63,642,015	MSCS	(1,456)
12/17/25	U.S. Dollars	330,244	South Korean Won	444,499,019	MSCS	(1,699)
09/17/25	U.S. Dollars	120,866	Brazilian Reals	679,600	MSCS	(1,725)
09/18/25	U.S. Dollars	213,113	Japanese Yen	30,657,965	MSCS	(1,743)
07/07/25	U.S. Dollars	133,216	South Korean Won	182,171,985	MSCS	(1,749)
09/17/25	U.S. Dollars	640,242	Norwegian Kroner	6,467,696	MSCS	(1,752)
07/18/25	U.S. Dollars	127,101	South African Rand	2,286,531	MSCS	(1,865)
09/17/25	U.S. Dollars	187,339	Singapore Dollars	239,297	MSCS	(1,966)
07/02/25	U.S. Dollars	134,000	South Korean Won	183,814,500	MSCS	(2,199)
09/17/25	Canadian Dollars	773,905	U.S. Dollars	572,925	MSCS	(2,307)
07/14/25	U.S. Dollars	258,205	South Korean Won	351,764,941	MSCS	(2,372)
09/11/25	Japanese Yen	98,245,330	U.S. Dollars	690,377	MSCS	(2,393)
07/02/25	U.S. Dollars	54,722	Brazilian Reals	311,641	MSCS	(2,638)
07/07/25	U.S. Dollars	129,489	Taiwan Dollars	3,855,550	MSCS	(2,845)
09/17/25	U.S. Dollars	217,946	Turkish Lira	9,447,599	MSCS	(2,994)
07/28/25	U.S. Dollars	259,115	Taiwan Dollars	7,586,250	MSCS	(3,333)
08/28/25	U.S. Dollars	326,485	Singapore Dollars	417,788	MSCS	(3,566)
09/17/25	Japanese Yen	226,621,822	U.S. Dollars	1,591,851	MSCS	(3,828)
09/17/25	Indian Rupees	194,174,620	U.S. Dollars	2,261,155	MSCS	(4,075)
12/17/25	U.S. Dollars	483,455	Euro	410,054	MSCS	(4,930)
09/11/25	U.S. Dollars	1,437,503	Japanese Yen	205,992,775	MSCS	(5,005)
09/23/25	U.S. Dollars	1,078,825	Euro	916,229	MSCS	(6,642)
09/18/25	U.S. Dollars	162,101	Israeli Shekels	569,248	MSCS	(7,081)
09/17/25	Norwegian Kroner	9,460,559	U.S. Dollars	946,448	MSCS	(7,378)
09/17/25	U.S. Dollars	465,869	Hungarian Forint	162,482,386	MSCS	(11,032)
07/31/25	U.S. Dollars	675,598	New Zealand Dollars	1,125,423	MSCS	(11,149)
09/19/25	U.S. Dollars	132,904	Euro	122,058	MSCS	(11,662)
12/17/25	U.S. Dollars	418,565	Swiss Francs	334,835	MSCS	(12,585)
09/17/25	U.S. Dollars	3,416,204	Chinese Offshore Yuan	24,388,621	MSCS	(12,988)
09/17/25	U.S. Dollars	1,303,993	Japanese Yen	188,049,783	MSCS	(13,742)
09/17/25	U.S. Dollars	645,592	Taiwan Dollars	18,833,604	MSCS	(13,969)
09/17/25	U.S. Dollars	1,751,098	Indian Rupees	152,007,929	MSCS	(15,838)
12/17/25	U.S. Dollars	488,585	Czech Republic Koruna	10,540,357	MSCS	(16,271)
09/17/25	U.S. Dollars	963,560	Swedish Kronor	9,222,713	MSCS	(16,430)
09/18/25	U.S. Dollars	341,984	South Korean Won	482,839,608	MSCS	(16,676)
08/28/25	U.S. Dollars	1,360,539	British Pounds	1,004,791	MSCS	(19,206)
09/17/25	U.S. Dollars	1,780,346	Canadian Dollars	2,445,490	MSCS	(22,771)
12/17/25	U.S. Dollars	418,250	Israeli Shekels	1,484,252	MSCS	(23,675)
09/17/25	U.S. Dollars	1,209,899	Mexican Pesos	23,369,739	MSCS	(24,934)
09/17/25	U.S. Dollars	957,654	South Korean Won	1,326,194,823	MSCS	(27,401)
09/17/25	U.S. Dollars	978,749	Israeli Shekels	3,405,947	MSCS	(33,488)
09/17/25	U.S. Dollars	3,875,601	New Zealand Dollars	6,396,393	MSCS	(33,869)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/17/25	U.S. Dollars	3,288,513	Australian Dollars	5,049,130	MSCS	$(40,122)
09/17/25	U.S. Dollars	1,437,654	Czech Republic Koruna	31,023,250	MSCS	(43,995)
09/17/25	U.S. Dollars	2,491,208	Polish Zloty	9,273,075	MSCS	(76,649)
09/17/25	U.S. Dollars	2,978,222	British Pounds	2,225,812	MSCS	(78,623)
09/17/25	U.S. Dollars	2,858,580	Swiss Francs	2,334,296	MSCS	(113,214)
09/17/25	U.S. Dollars	6,789,703	Euro	5,898,049	MSCS	(195,063)
Subtotal Depreciation						$(978,370)
Total Forward Foreign Currency Contracts outstanding at June 30, 2025						$(142,564)
Swap Agreements outstanding at June 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	17,106,280	$14,524	$4,411	$10,113
1-Day SOFR (Annually)	3.62% (Annually)	6/30/2027	USD	38,580,000	149,181	(22,085)	171,266
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.25% (Lunar)	9/15/2027	MXN	52,500,000	41,143	35,460	5,683
1-Day CLP-TNA (Semiannually)	5.50% (Semiannually)	9/17/2027	CLP	934,020,000	21,880	20,835	1,045
1-Day MIBOR (Semiannually)	6.00% (Semiannually)	9/17/2027	INR	1,200,690,000	121,049	47,578	73,471
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2027	GBP	38,470,000	209,143	25,656	183,487
1-Day SONIA (Annually)	3.50% (Annually)	9/17/2027	GBP	1,510,000	(1,538)	(9,187)	7,649
3-Month ASX BBSW (Quarterly)	3.50% (Quarterly)	9/17/2027	AUD	7,310,000	36,186	27,621	8,565
3-Month STIBOR (Quarterly)	2.25% (Annually)	9/17/2027	SEK	345,660,000	279,300	160,088	119,212
6-Month NIBOR (Semiannually)	4.25% (Annually)	9/17/2027	NOK	334,150,000	308,891	129,029	179,862
6-Month WIBOR (Semiannually)	4.75% (Annually)	9/17/2027	PLN	16,950,000	50,629	26,880	23,749
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	9/17/2027	CNY	209,000,000	24,853	(8,199)	33,052
8.25% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/17/2027	COP	22,898,410,000	6,467	(37,708)	44,175
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/17/2027	CAD	52,140,000	220,437	135,083	85,354
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	9/17/2027	CAD	1,370,000	940	175	765
Thai Overnight Repurchase Rate (Quarterly)	1.75% (Quarterly)	9/17/2027	THB	43,410,000	15,201	3,252	11,949
3-Month EURIBOR (Quarterly)	2.14% (Annually)	11/20/2027	EUR	165,240,000	211,032	(45,030)	256,062
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	10,120,178	87,632	62,805	24,827
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	50,360,000	68,559	3,386	65,173
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	25,786,323	30,619	(22,217)	52,836
6-Month EURIBOR (Semiannually)	2.33% (Annually)	2/25/2029	EUR	9,423,961	4,502	(8,431)	12,933
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.50% (Lunar)	9/11/2030	MXN	76,030,000	129,982	125,572	4,410
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	9,850,000	62,849	(47,736)	110,585
3-Month JIBAR (Quarterly)	8.00% (Quarterly)	9/17/2030	ZAR	71,530,000	105,986	61,852	44,134
3-Month New Zealand BBR FRA (Quarterly)	3.75% (Semiannually)	9/17/2030	NZD	16,710,000	66,336	51,164	15,172
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/17/2030	CAD	7,500,000	31,262	2,952	28,310
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	8,410,000	113,501	(88)	113,589
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	129,130,000	169,864	30,291	139,573
3.75% (Annually)	6-Month PRIBOR (Semiannually)	3/19/2035	CZK	33,150,000	12,789	(398)	13,187
Bank Of Canada Overnight Repo Rate (Semiannually)	3.39% (Semiannually)	6/3/2035	CAD	16,460,000	15,702	(1,603)	17,305
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	12,930,000	46,535	(2,338)	48,873
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.75% (Lunar)	9/5/2035	MXN	37,390,000	84,942	31,140	53,802
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2035	GBP	1,700,000	(47,710)	(69,498)	21,788
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	9/17/2035	ZAR	34,530,000	105,242	37,100	68,142

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand BBR FRA (Quarterly)	4.25% (Semiannually)	9/17/2035	NZD	9,220,000	$64,363	$55,496	$8,867
3-Month STIBOR (Quarterly)	2.75% (Annually)	9/17/2035	SEK	27,340,000	51,157	19,720	31,437
6-Month BUBOR (Semiannually)	6.75% (Annually)	9/17/2035	HUF	184,070,000	7,650	4,240	3,410
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	9/17/2035	CAD	2,460,000	2,229	(15,552)	17,781
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	3,625,548	305,930	38,068	267,862
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	2,841,140	88,621	(13,779)	102,400
3.34% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/3/2055	CAD	4,550,000	17,098	6,544	10,554
1.75% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2055	EUR	2,890,000	706,700	625,522	81,178
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.75% (Annually)	9/17/2055	JPY	815,000,000	(599,780)	(607,158)	7,378
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	3,220,000	133,885	29,277	104,608
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/17/2075	EUR	1,150,000	66,921	18,242	48,679
Subtotal Appreciation					$3,642,684	$908,432	$2,734,252
1-Day ESTR (Annually)	1.89% (Annually)	9/17/2025	EUR	344,330,000	$(6,526)	$(11)	$(6,515)
0.75% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2027	JPY	3,239,000,000	9,556	17,761	(8,205)
1-Day ESTR (Annually)	2.00% (Annually)	9/17/2027	EUR	4,050,000	20,886	21,356	(470)
3.50% (Annually)	1-Day SOFR (Annually)	9/17/2027	USD	120,000	(329)	113	(442)
3.75% (Annually)	1-Day SOFR (Annually)	9/17/2027	USD	56,940,000	(427,698)	(189,783)	(237,915)
3.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/17/2027	AUD	101,000,000	(818,922)	(725,369)	(93,553)
3-Month KWCDC (Quarterly)	2.50% (Quarterly)	9/17/2027	KRW	1,667,040,000	3,046	5,896	(2,850)
4.25% (Annually)	6-Month WIBOR (Semiannually)	9/17/2027	PLN	39,790,000	(16,558)	(8,279)	(8,279)
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/17/2027	HUF	2,383,950,000	36,027	67,919	(31,892)
6-Month EURIBOR (Semiannually)	1.50% (Annually)	9/17/2027	EUR	4,660,000	(53,707)	(49,982)	(3,725)
6-Month PRIBOR (Semiannually)	3.50% (Annually)	9/17/2027	CZK	45,350,000	(940)	12,727	(13,667)
7.50% (Quarterly)	3-Month JIBAR (Quarterly)	9/17/2027	ZAR	72,440,000	(42,781)	(39,904)	(2,877)
2.18% (Annually)	6-Month EURIBOR (Semiannually)	11/20/2027	EUR	165,240,000	(123,286)	60,957	(184,243)
3.60% (Annually)	1-Day SOFR (Annually)	11/30/2029	USD	36,870,000	(346,426)	41,452	(387,878)
3.62% (Annually)	1-Day SOFR (Annually)	11/30/2029	USD	43,210,000	(439,838)	(31,890)	(407,948)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,074)	307	(2,381)
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	53,070,000	(129,134)	1,660	(130,794)
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2030	JPY	10,519,070,000	(269,972)	(175,315)	(94,657)
1.50% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/17/2030	CNY	70,390,000	(11,761)	41,224	(52,985)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	9/17/2030	COP	10,224,120,000	3,684	51,620	(47,936)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/17/2030	THB	208,550,000	(226,114)	(72,940)	(153,174)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2030	EUR	10,880,000	(176,010)	(164,514)	(11,496)
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	1,621,248,612	46,441	64,051	(17,610)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/17/2035	JPY	2,655,000,000	(27,079)	62,471	(89,550)
1-Day CLP-TNA (Semiannually)	5.75% (Semiannually)	9/17/2035	CLP	2,084,110,000	111,018	117,960	(6,942)
1-Day COP-IBR-OIS (Quarterly)	9.25% (Quarterly)	9/17/2035	COP	3,397,910,000	(2,441)	27,696	(30,137)
3.75% (Annually)	1-Day SOFR (Annually)	9/17/2035	USD	2,290,000	(12,716)	31,516	(44,232)
4.25% (Annually)	6-Month NIBOR (Semiannually)	9/17/2035	NOK	57,310,000	(228,867)	(116,208)	(112,659)
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	9/17/2035	AUD	230,000	(5,064)	(4,368)	(696)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2035	EUR	2,900,000	(188,757)	(170,151)	(18,606)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	9/17/2035	CHF	380,000	(2,428)	(1,835)	(593)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,898)	512	(6,410)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,825,140,000	(410,875)	(112,585)	(298,290)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	9/17/2045	EUR	2,260,000	(338,417)	(293,070)	(45,347)
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	4,850,000	(44,570)	31,925	(76,495)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	3,220,000	(119,870)	(25,793)	(94,077)
Subtotal Depreciation					$(4,248,400)	$(1,522,874)	$(2,725,526)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2025					$(605,716)	$(614,442)	$8,726
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at June 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or OBFR01 plus or minus a specified spread(-16.35% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	23-60 months maturity ranging from 05/13/2027 - 06/27/2030	GSC	$165,452,361	$(1,064,968)	$—	$(1,064,968)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Booking Holdings, Inc.	233	$1,348,893	$57,556	(5.40)%
Microsoft Corporation	(2,710)	1,347,981	(67,013)	6.29
Alphabet, Inc. Class A	(7,255)	1,278,548	3,749	(0.35)
VeriSign, Inc.	3,916	1,130,941	32,068	(3.01)
ServiceNow, Inc.	1,068	1,097,989	(1,154)	0.11
ROBLOX Corporation Class A	10,377	1,091,660	120,070	(11.27)
Snowflake, Inc. Class A	4,497	1,006,294	55,977	(5.26)
CME Group, Inc.	3,459	953,370	27,391	(2.57)
Netflix, Inc.	(702)	940,069	(78,745)	7.39
DoorDash, Inc. Class A	3,813	939,943	108,796	(10.22)
PG&E Corporation	64,864	904,204	(43,854)	4.12
Nutanix, Inc. Class A	11,633	889,227	9,667	(0.91)
Veeva Systems, Inc. Class A	3,032	873,155	12,175	(1.14)
Datadog, Inc. Class A	6,465	868,443	83,325	(7.82)
Manhattan Associates, Inc.	4,177	824,832	14,144	(1.33)
Palo Alto Networks, Inc.	3,761	769,651	28,769	(2.70)
McKesson Corporation	1,050	769,419	24,868	(2.34)
Fortinet, Inc.	7,003	740,357	23,890	(2.24)
Gartner, Inc.	1,803	728,809	(26,211)	2.46
TechnipFMC PLC	21,120	727,373	45,362	(4.26)
Synopsys, Inc.	(1,401)	718,265	(22,274)	2.09
JPMorgan Chase & Co.	(2,468)	715,498	(55,841)	5.24
Oracle Corporation	(3,247)	709,892	(133,512)	12.54
Advanced Micro Devices, Inc.	(4,647)	659,409	(92,477)	8.68
Cardinal Health, Inc.	3,858	648,144	54,150	(5.08)
Cisco Systems, Inc.	(9,250)	641,765	(30,946)	2.91
Trex Co., Inc.	(11,794)	641,358	33,217	(3.12)
Natera, Inc.	3,727	629,639	15,631	(1.47)
Ameriprise Financial, Inc.	1,178	628,734	15,646	(1.47)
Zscaler, Inc.	1,980	621,601	25,777	(2.42)
Shift4 Payments, Inc. Class A	(6,264)	620,825	(20,702)	1.94
Five9, Inc.	(23,214)	614,707	63,095	(5.92)
Cadence Design Systems, Inc.	(1,980)	610,137	(11,632)	1.09
Lumentum Holdings, Inc.	(6,289)	597,832	(80,389)	7.55
Unity Software, Inc.	(23,782)	575,524	12,836	(1.21)
MSCI, Inc.	979	564,628	16,789	(1.58)
Exelixis, Inc.	12,791	563,763	13,544	(1.27)
Texas Roadhouse, Inc.	2,992	560,731	(21,322)	2.00
Robinhood Markets, Inc. Class A	(5,941)	556,256	(119,297)	11.20
Zoom Communications, Inc.	6,953	542,195	(17,103)	1.61
General Electric Co.	2,095	539,232	11,348	(1.07)

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Medpace Holdings, Inc.	1,718	$539,211	$25,550	(2.40)%
Coca-Cola Co. (The)	(7,607)	538,195	6,168	(0.58)
Cintas Corporation	2,368	527,756	(4,364)	0.41
Royal Caribbean Cruises, Ltd.	(1,678)	525,449	(66,470)	6.24
GE Vernova, Inc.	978	517,509	47,017	(4.41)
AppLovin Corporation Class A	(1,477)	517,068	50,665	(4.76)
Block, Inc.	(7,601)	516,336	(14,865)	1.40
Adobe, Inc.	1,332	515,324	(38,862)	3.65
Cencora, Inc.	1,689	506,447	25,781	(2.42)
Other	(921,886)	128,557,773	(1,182,956)	111.08
		$165,452,361	$(1,064,968)	100.00%
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Communication Services	$1,005,195	$985,391	$—	$19,804
Other^^	26,112,338	26,112,338	—	—
Total Common Stocks	27,117,533	27,097,729	—	19,804
Corporate Bonds	52,408,535	—	52,408,535	—
Foreign Bonds	3,200,756	—	3,200,756	—
Foreign Common Stocks	1,694,777	1,694,777	—	—
Money Market Funds	119,309,902	119,309,902	—	—
Mortgage-Backed Securities	8,722,755	—	8,722,755	—
Preferred Stocks:
Financials	2,996,492	2,254,454	—	742,038
Information Technology	967,658	707,208	260,450	—
Materials	654,454	643,990	10,464	—
Other^^	1,466,371	1,466,371	—	—
Total Preferred Stocks	6,084,975	5,072,023	270,914	742,038
Purchased Options:
Call Swaptions	193,873	193,873	—	—
U.S. Treasury Obligations	56,144,219	—	56,144,219	—
Total Assets - Investments in Securities	$274,877,325	$153,368,304	$120,747,179	$761,842
Other Financial Instruments***
Forward Foreign Currency Contracts	$835,806	$—	$835,806	$—
Futures Contracts	719,333	719,333	—	—
Swap Agreements	2,734,252	—	2,734,252	—
Total Assets - Other Financial Instruments	$4,289,391	$719,333	$3,570,058	$ —
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(18,940,373)	$(18,940,373)	$—	$—
Foreign Common Stocks Sold Short	(2,279,641)	(2,279,641)	—	—
Rights Sold Short	—	—	—	— **
Written Options:
Call Option	(11,600)	(11,600)	—	—
Call Swaptions	(110,519)	(110,519)	—	—
Total Written Options	(122,119)	(122,119)	—	—
Total Liabilities - Investments in Securities	$(21,342,133)	$(21,342,133)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(978,370)	$—	$(978,370)	$—
Futures Contracts	(1,147,732)	(1,147,732)	—	—
Swap Agreements	(3,790,494)	—	(3,790,494)	—
Total Liabilities - Other Financial Instruments	$(5,916,596)	$(1,147,732)	$(4,768,864)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

**	Level 3 security has zero value.
There were no transfers to or from Level 3 during the year ended June 30, 2025.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2025.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$181,831,723
Investments in securities of affiliated issuers, at value	93,045,602
Total investments, at value(1)	274,877,325
Cash	20,860,330
Cash collateral for derivatives	17,869,431
Deposits with broker for futures contracts	2,805,902
Foreign currency(2)	23,191
Upfront premiums paid from swap agreements	2,844,792
Receivables:
Dividends	507,675
Reclaims	557
Interest	216,133
From advisor	1,689
Investment securities sold	103,094
Fund shares sold	315,120
Unrealized appreciation on foreign currency exchange contracts	835,806
Prepaid expenses and other assets	28,625
Total Assets	321,289,670
Liabilities
Securities sold short, at value(3)	21,220,014
Options written, at value(4)	122,119
Upfront premiums received from swap agreements	3,459,233
Unrealized depreciation on foreign currency exchange contracts	978,370
Unrealized depreciation on swap agreements	1,064,970
Collateral from counterparty	2,735,096
Payables:
Investment securities purchased	4,194,897
Dividends on short sales	12,312
Fund shares redeemed	32,687
Variation margin on centrally cleared and total return basket swaps	47,827
Variation margin on futures contracts	181,169
Accrued expenses:
Investment advisory fees	219,381
Shareholder servicing fees	9,675
Director fees	636
Other expenses	242,621
Total Liabilities	34,521,007
Commitments and contingencies	— (5)
Net Assets	$286,768,663
Net Assets Consist of:
Paid-in-capital	$306,319,156
Distributable earnings (loss)	(19,550,493)
Net Assets	$286,768,663
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$238,952,153
Institutional shares outstanding	25,645,176
Net asset value, offering and redemption price per Institutional share	$9.32
Net assets applicable to the Investor Class	$47,816,510
Investor shares outstanding	5,176,743
Net asset value, offering and redemption price per Investor share	$9.24

(1)Investments in securities of unaffiliated issuers, at cost*	$173,030,550
Investments in securities of affiliated issuers, at cost	93,045,602
Total investments, at cost	$266,076,152
(2)Foreign currency, at cost	$23,226
(3)Proceeds from securities sold short	$18,175,077
(4)Premiums received on options written	$309,001
(5)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

Strategic Alternatives Fund
Investment Income
Dividends	$855,242
Income distributions received from affiliated funds	2,162,753
Interest	2,385,307
Total Investment Income	5,403,302
Expenses
Investment advisory fees	1,266,087
Transfer agent fees:
Institutional shares	5,109
Investor shares	16,414
Custodian fees	266,638
Shareholder servicing fees:
Investor shares	57,049
Accounting and administration fees	48,924
Professional fees	80,891
Blue sky fees:
Institutional shares	7,614
Investor shares	7,691
Shareholder reporting fees:
Institutional shares	1,410
Investor shares	4,142
Directors expenses	3,631
Line of credit facility fees	626
Index license fees	1,216
Dividends on securities sold short	70,007
Other expenses	14,222
Recoupment of prior expenses reduced by the Advisor	61,778
Total Expenses	1,913,449
Expenses waived/reimbursed(1)	(14,055)
Net Expenses	1,899,394
Net Investment Income	3,503,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	3,056,279
Investment securities sold short	(351,988)
Futures transactions	(260,727)
Swap agreements	1,473,169
Option contracts written	(3,603)
Option contracts purchased	3,832
Forward foreign currency contracts	(81,854)
Foreign currency	51,994
Net realized gain	3,887,102
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,268,905
Investment securities sold short	(1,426,295)
Futures	(1,118,790)
Swap agreements	(1,684,828)
Option contracts written	146,723
Option contracts purchased	(56,933)
Forward foreign currency contracts	(182,637)
Foreign currency	494
Net change in unrealized appreciation (depreciation)	(2,053,361)
Net Realized and Unrealized Gain	1,833,741
Net Increase in Net Assets Resulting from Operations	$5,337,649

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Strategic Alternatives Fund
	For the Six Months Ended	For the Year Ended
	06/30/25	12/31/24
	(Unaudited)
Operations:
Net investment income	$3,503,908	$8,960,695
Net realized gain on investment securities, foreign currency and derivatives	3,887,102	2,135,642
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(2,053,361)	7,571,956
Net increase in net assets resulting from operations	5,337,649	18,668,293
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(18,244,202)
Investor shares	—	(3,284,437)
Total distributions	—	(21,528,639)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	25,209,987	51,741,651
Investor shares	13,686,215	8,866,681
Reinvestment of dividends and distributions
Institutional shares	—	18,236,746
Investor shares	—	3,284,437
Total proceeds from shares sold and reinvested	38,896,202	82,129,515
Value of shares redeemed
Institutional shares	(15,548,750)	(48,623,071)
Investor shares	(8,243,627)	(11,315,682)
Total value of shares redeemed	(23,792,377)	(59,938,753)
Net increase from capital share transactions(1)	15,103,825	22,190,762
Total increase in net assets	20,441,474	19,330,416
Net Assets:
Beginning of Period	266,327,189	246,996,773
End of Period	$286,768,663	$266,327,189

(1)	See Note 6 in Notes to Financial Statements.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2025(1)	$9.13	$0.12	$0.07	$0.19	$—	$—	$—	$9.32	2.08%	$238,952	1.34%(2)	1.34%(2)	2.59%	194%
2024	9.21	0.34	0.36	0.70	(0.35)	(0.43)	(0.78)	9.13	7.60	224,781	1.25 (2)	1.30 (2)	3.53	514
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16 (2)	1.41 (2)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15 (2)	1.36 (2)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09 (2)	1.17 (2)	(0.46)	377
2020	10.13	0.08	(0.10)	(0.02)	(0.14)	(0.01)	(0.15)	9.96	(0.20)	287,088	1.10 (2)	1.10 (2)	0.82	483
Investor Class
2025(1)	$9.07	$0.11	$0.06	$0.17	$—	$—	$—	$9.24	1.87%	$47,817	1.59%(2)	1.65%(2)	2.33%	194%
2024	9.15	0.31	0.36	0.67	(0.32)	(0.43)	(0.75)	9.07	7.39	41,547	1.52 (2)	1.66 (2)	3.26	514
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48 (2)	1.74 (2)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46 (2)	1.67 (2)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41 (2)	1.52 (2)	(0.76)	377
2020	10.13	0.06	(0.11)	(0.05)	(0.15)	(0.01)	(0.16)	9.92	(0.51)	45,689	1.36 (2)	1.36 (2)	0.59	483

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2025, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.11%, 0.04%, 0.07%, 0.05%, and 0.03% for the years 2020, 2021, 2022, 2023, and 2024 and 0.05% for the six months ended June 30,
2025.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. DESCRIPTION OF THE FUNDS
GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 27 series (each, a “Fund” and together, the “Funds”). Each Fund, except the Growth Equity Fund, is a diversified, open-end management investment company,  registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”
The Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and together as the “Target Risk Funds.”
The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund are together referred to as the “Fixed Income Funds.”
The Defensive Market Strategies® Fund, Impact Equity Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”
The Impact Equity Fund was liquidated and terminated on July 25, 2025. In connection with the liquidation, all remaining shareholders who had not previously exchanged or redeemed all of their shares on or about the liquidation date either received pro-rata share of a different Fund (tax-deferred accounts) or received a cash pro-rata distribution from the Fund (taxable accounts).
The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”
The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”
There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.
Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Target Risk Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Target Risk Funds are commonly referred to as “Fund of Funds.”
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the accounting and preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.

a. Valuation of Securities
Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost, which approximates current market value.
Forward foreign currency contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
Non-deliverable bond forward contracts are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of non-deliverable bond forward contracts).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Valuation Designee, which consists of the voting member of the Adviser's Valuation Committee. Securities for which market quotations are not readily available are valued at fair value according to methods established by the Valuation Designee. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If management becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Funds use Intercontinental Exchange (“ICE”) as a third-party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Funds based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with the Board of Directors. The specific threshold may be set to 0.00% such that the adjustments to fair value for market movements occur daily to strike a more accurate NAV according to the most recently available information. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. This value is called the fair value trigger. The methodologies will only apply to those securities for which a "confidence interval" has been exceeded. ICE has established confidence intervals for each foreign security that determines the level of correlation between the fair value of the foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.

Each Fund values their investments in underlying Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
b. Fixed Income Securities
The Fixed Income Funds, the Money Market Fund, and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO”

class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
c. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rate.
d. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.
e. Real Estate Investment Securities
Each Select Fund may invest in real estate investment trusts (“REITs”) and other real estate related securities.  A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate and can generally be classified as an equity REIT, mortgage REIT or hybrid REIT.  Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property.  Hybrid REITs combine characteristics of both equity REITs and mortgage REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a REIT and other real estate related securities.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
f. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities, or by other securities sufficiently guaranteed and liquid in accordance with Rule 5b-3 under the 1940 Act. Any repurchase agreement entered into by a Fund will be collateralized by at least 100% of the repurchase price

(including accrued interest) for repurchase agreements collateralized by U.S. Government securities or cash, and at least 102% of the repurchase price (including accrued interest) for other types of collateral. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
At June 30, 2025, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Nova Scotia	$85,000,000	$(85,000,000)	$—	$—
BNP Paribas	135,000,000	(135,000,000)	—	—
Citigroup Global Markets, Inc.	125,000,000	(125,000,000)	—	—
Goldman Sachs & Co.	125,000,000	(125,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	125,000,000	(125,000,000)	—	—
Mizuho Securities USA, Inc.	125,000,000	(125,000,000)	—	—
Natixis S.A.	5,000,000	(5,000,000)	—	—
TD Securities USA LLC	125,000,000	(125,000,000)	—	—
Total Repurchase Agreements	$850,000,000	$(850,000,000)	$—	$—
Low-Duration Bond
Deutsche Bank Securities, Inc.	$17,700,000	$(17,700,000)	$—	$—
Medium-Duration Bond
Citigroup Global Markets, Inc.	$439,800,000	$(439,800,000)	$—	$—
Deutsche Bank Securities, Inc.	100,000	(100,000)	—	—
Total Repurchase Agreements	$439,900,000	$(439,900,000)	$—	$—
(1) The value of the related collateral received  was equal to or exceeded the value of the repurchase agreement as of June 30, 2025.
(2) Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
g. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market

Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At June 30, 2025, the value of securities sold short was $21,220,014 in the Strategic Alternatives Fund.
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments  combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities is pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
i. Derivative Financial Instruments
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed-upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Foreign Currency Options and Futures — The Fixed Income Funds,  Impact Equity Fund, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Strategic Alternatives Fund and the Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Non-Deliverable Bond Forward Contracts — A non-deliverable bond forward is a short-term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the security increases. In the case of an uncovered call option, the Fund must either purchase the underlying instrument at market price to meet its call obligations or settle the obligations with a cash payment, and there is a risk of unlimited loss. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options on the Statements of Assets and Liabilities.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed-upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts reported in the Statements of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Certain Funds may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Directors. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2025, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement, and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of year-end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year-end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”), where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period, nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of an underlying commodity. In return, a Fund receives either a fixed rate of interest or a rate determined by a floating rate index. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date.  The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Offsetting of Financial and Derivative Assets and Liabilities
Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.
At June 30, 2025, derivative assets and liabilities (by type) held by the Funds are as follows:
Fund	Assets	Liabilities
Low-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$26,404
Forward foreign currency contracts	130,367	440,862
Options	54,606	973
Centrally cleared swaps	—	108,796
Total derivative assets and liabilities in the Statements of Assets and Liabilities	184,973	577,035
Derivatives not subject to an ISDA MA or similar agreement	—	135,200
Total assets and liabilities subject to an ISDA MA	$184,973	$441,835
Medium-Duration Bond
Derivative Financial Instruments:
Futures contracts	$1,086,613	$—
Forward foreign currency contracts	1,236,944	5,797,516
Options	1,452,020	3,912,075
Centrally cleared swaps	—	385,533
Swap agreements	2,414	11,295
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,777,991	10,106,419
Derivatives not subject to an ISDA MA or similar agreement	1,086,613	3,683,768
Total assets and liabilities subject to an ISDA MA	$2,691,378	$6,422,651
Global Bond
Derivative Financial Instruments:
Futures contracts	$6,437	$—
Forward foreign currency contracts	23,469,663	29,553,154
Centrally cleared swaps	—	(625)
Total derivative assets and liabilities in the Statements of Assets and Liabilities	23,476,100	29,552,529
Derivatives not subject to an ISDA MA or similar agreement	6,437	(625)
Total assets and liabilities subject to an ISDA MA	$23,469,663	$29,553,154
Impact Bond
Derivative Financial Instruments:
Futures contracts	$5,149	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,149	—
Derivatives not subject to an ISDA MA or similar agreement	5,149	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Defensive Market Strategies®
Derivative Financial Instruments:
Futures contracts	$320,180	$—
Options	79,135,275	2,543,166
Total derivative assets and liabilities in the Statements of Assets and Liabilities	79,455,455	2,543,166
Derivatives not subject to an ISDA MA or similar agreement	79,455,455	2,543,166
Total assets and liabilities subject to an ISDA MA	$—	$—
Impact Equity
Derivative Financial Instruments:
Futures contracts	$440,716	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	440,716	—
Derivatives not subject to an ISDA MA or similar agreement	440,716	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Equity Index
Derivative Financial Instruments:
Futures contracts	$541,860	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	541,860	—
Derivatives not subject to an ISDA MA or similar agreement	541,860	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity Index
Derivative Financial Instruments:
Futures contracts	$17,250	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	17,250	—
Derivatives not subject to an ISDA MA or similar agreement	17,250	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity
Derivative Financial Instruments:
Futures contracts	$40,500	$—
Forward foreign currency contracts	190	716,994
Total derivative assets and liabilities in the Statements of Assets and Liabilities	40,690	716,994
Derivatives not subject to an ISDA MA or similar agreement	40,690	716,994
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity Index
Derivative Financial Instruments:
Futures contracts	$26,113	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	26,113	—
Derivatives not subject to an ISDA MA or similar agreement	26,113	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Small Cap Equity
Derivative Financial Instruments:
Futures contracts	$3,335	$—
Forward foreign currency contracts	—	24,418
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,335	24,418
Derivatives not subject to an ISDA MA or similar agreement	3,335	24,418
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity Index
Derivative Financial Instruments:
Futures contracts	$44,350	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	44,350	—
Derivatives not subject to an ISDA MA or similar agreement	44,350	—
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity
Derivative Financial Instruments:
Futures contracts	$—	$20,531
Forward foreign currency contracts	1,816,210	3,049,950
Centrally cleared swaps	—	23,231
Swap agreements	1,203,732	620,628
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,019,942	3,714,340
Derivatives not subject to an ISDA MA or similar agreement	—	43,762
Total assets and liabilities subject to an ISDA MA	$3,019,942	$3,670,578
Emerging Markets Equity
Derivative Financial Instruments:
Futures contracts	$43,089	$—
Forward foreign currency contracts	3,116,548	3,436,787
Swap agreements	1,595,302	550,558
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,754,939	3,987,345
Derivatives not subject to an ISDA MA or similar agreement	43,089	—
Total assets and liabilities subject to an ISDA MA	$4,711,850	$3,987,345
Global Real Estate Securities
Derivative Financial Instruments:
Futures contracts	$10,905	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	10,905	—
Derivatives not subject to an ISDA MA or similar agreement	10,905	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Strategic Alternatives
Derivative Financial Instruments:
Futures contracts	$—	$181,169
Forward foreign currency contracts	835,806	978,370
Options	193,873	122,119
Centrally cleared and total return basket swaps	—	47,827
Swap agreements	—	1,064,970
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,029,679	2,394,455
Derivatives not subject to an ISDA MA or similar agreement	—	240,598
Total assets and liabilities subject to an ISDA MA	$1,029,679	$2,153,857
The futures contracts and centrally cleared swap agreements shown above represent the variation margin shown on the Statements of Assets and Liabilities, which is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements.
At June 30, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral (received)/pledged by the Trust are as follows:
Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser A
Other Counterparties*	$—	$(4,506)	$(4,506)	$—	$(4,506)
Sub-adviser B
Other Counterparties*	184,973	(437,329)	(252,356)	85,000	(167,356)
Total Derivatives	$184,973	$(441,835)	$(256,862)	$85,000	$(171,862)
Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$217,901	$(369,138)	$(151,237)	$62,227	$(89,010)
Sub-adviser B
Other Counterparties*	1,392,249	(5,558,834)	(4,166,585)	2,720,827	(1,445,758)
Sub-adviser D
Other Counterparties*	1,081,228	(494,679)	586,549	—	586,549
Total Derivatives	$2,691,378	$(6,422,651)	$(3,731,273)	$2,783,054	$(948,219)
Global Bond
Sub-adviser A
NT	$358,872	$—	$358,872	$—	$358,872
CITI	1,862,455	(3,425,462)	(1,563,007)	340,000	(1,223,007)
Other Counterparties*	1,382,940	(1,420,027)	(37,087)	—	(37,087)
	3,604,267	(4,845,489)	(1,241,222)	340,000	(901,222)
Sub-adviser B
GSC	6,050,954	(4,564,443)	1,486,511	(1,100,000)	386,511
Other Counterparties*	13,814,442	(20,140,190)	(6,325,748)	5,710,531	(615,217)
	19,865,396	(24,704,633)	(4,839,237)	4,610,531	(228,706)
Sub-adviser C
Other Counterparties*	—	(3,032)	(3,032)	—	(3,032)
Total Derivatives	$23,469,663	$(29,553,154)	$(6,083,491)	$4,950,531	$(1,132,960)

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
International Equity
Sub-adviser A
Other Counterparties*	$3,019,942	$(3,670,578)	$(650,636)	$941,706	$291,070
Total Derivatives	$3,019,942	$(3,670,578)	$(650,636)	$941,706	$291,070
Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$4,711,850	$(3,702,308)	$1,009,542	$(1,023,276)	$(13,734)
Sub-adviser B
Other Counterparties*	—	(285,037)	(285,037)	—	(285,037)
Total Derivatives	$4,711,850	$(3,987,345)	$724,505	$(1,023,276)	$(298,771)
Strategic Alternatives
Sub-adviser B
Other Counterparties*	$1,029,679	$(1,088,889)	$(59,210)	$142,564	$83,354
Sub-adviser E
Other Counterparties*	—	(1,064,968)	(1,064,968)	1,064,968	—
Total Derivatives	$1,029,679	$(2,153,857)	$(1,124,178)	$1,207,532	$83,354
*Other Counterparties represent the aggregate amounts that are held with counterparties where the respective Fund's net exposure to each such counterparty is less than 0.05% of the net assets of the Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2025.

	Asset Derivative Value
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$130,367	$—	$130,367	$—	$—
Futures	1,673,460	1,673,460	—	—	—
Purchased Options	54,606	54,606	—	—	—
Swaps	181,222	181,222	—	—	—
Totals	$2,039,655	$1,909,288	$130,367	$—	$—
Medium-Duration Bond
Forwards	$1,236,944	$—	$1,236,944	$—	$—
Futures	7,039,141	7,039,141	—	—	—
Purchased Options	1,452,020	1,090,074	361,946	—	—
Swaps	6,700,609	6,178,378	—	522,231	—
Totals	$16,428,714	$14,307,593	$1,598,890	$522,231	$—
Global Bond
Forwards	$23,469,663	$—	$23,469,663	$—	$—
Futures	928,733	863,119	65,614	—	—
Swaps	698,673	142,964	—	555,709	—
Totals	$25,097,069	$1,006,083	$23,535,277	$555,709	$—
Impact Bond
Futures	$28,240	$28,240	$—	$—	$—
Swaps	2,648	—	—	2,648	—
Totals	$30,888	$28,240	$—	$2,648	$—
Defensive Market Strategies®
Futures	$2,327,795	$1,520,195	$—	$—	$807,600
Purchased Options	79,135,275	—	—	—	79,135,275
Totals	$81,463,070	$1,520,195	$—	$—	$79,942,875
Impact Equity
Futures	$3,419,428	$—	$7,693	$—	$3,411,735
Equity Index
Futures	$3,892,639	$—	$—	$—	$3,892,639
Value Equity Index
Futures	$117,387	$—	$—	$—	$117,387
Value Equity
Forwards	$190	$—	$190	$—	$—
Futures	150,404	—	—	—	150,404
Totals	$150,594	$—	$190	$—	$150,404
Growth Equity Index
Futures	$137,184	$—	$—	$—	$137,184
Small Cap Equity
Futures	$80,406	$—	$—	$—	$80,406

	Asset Derivative Value
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$1,030,432	$—	$—	$—	$1,030,432
International Equity
Forwards	$1,816,210	$—	$1,816,210	$—	$—
Futures	1,193,627	—	—	—	1,193,627
Swaps	1,203,732	—	—	—	1,203,732
Totals	$4,213,569	$—	$1,816,210	$—	$2,397,359
Emerging Markets Equity
Forwards	$3,116,548	$—	$3,116,548	$—	$—
Futures	1,655,559	—	—	—	1,655,559
Swaps	1,595,302	—	—	—	1,595,302
Totals	$6,367,409	$—	$3,116,548	$—	$3,250,861
Global Real Estate Securities
Futures	$10,905	$—	$—	$—	$10,905
Strategic Alternatives
Forwards	$835,806	$—	$835,806	$—	$—
Futures	719,333	705,598	13,735	—	—
Purchased Options	193,873	193,873	—	—	—
Swaps	2,734,252	2,734,252	—	—	—
Totals	$4,483,264	$3,633,723	$849,541	$—	$—

	Liabilities Derivative Value
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$440,862	$—	$440,862	$—	$—
Futures	849,032	849,032	—	—	—
Written Options	973	—	—	973	—
Swaps	1,103,252	1,042,924	—	60,328	—
Totals	$2,394,119	$1,891,956	$440,862	$61,301	$—
Medium-Duration Bond
Forwards	$5,797,516	$—	$5,797,516	$—	$—
Futures	1,811,192	1,811,192	—	—	—
Written Options	3,912,075	3,891,617	20,408	50	—
Swaps	6,392,108	6,263,193	—	128,915	—
Totals	$17,912,891	$11,966,002	$5,817,924	$128,965	$—
Global Bond
Forwards	$29,553,154	$—	$29,553,154	$—	$—
Futures	584,925	584,925	—	—	—
Swaps	5,034	5,034	—	—	—
Totals	$30,143,113	$589,959	$29,553,154	$—	$—

	Liabilities Derivative Value
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Defensive Market Strategies®
Written Options	$2,543,166	$—	$—	$—	$2,543,166
Value Equity
Forwards	$716,994	$—	$716,994	$—	$—
Small Cap Equity
Forwards	$24,418	$—	$24,418	$—	$—
International Equity
Forwards	$3,049,950	$—	$3,049,950	$—	$—
Futures	143,061	—	—	—	143,061
Swaps	620,628	—	—	—	620,628
Totals	$3,813,639	$—	$3,049,950	$—	$763,689
Emerging Markets Equity
Forwards	$3,436,787	$—	$3,436,787	$—	$—
Futures	107,950	2,601	—	—	105,349
Swaps	550,558	—	—	—	550,558
Totals	$4,095,295	$2,601	$3,436,787	$—	$655,907
Strategic Alternatives
Forwards	$978,370	$—	$978,370	$—	$—
Futures	1,147,732	337,335	810,397	—	—
Written Options	122,119	110,519	—	—	11,600
Swaps	3,790,494	2,725,526	—	—	1,064,968
Totals	$6,038,715	$3,173,380	$1,788,767	$—	$1,076,568

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$(1,593,692)	$—	$—	$—	$(1,593,692)
MyDestination 2045
Futures	$(1,221,825)	$—	$—	$—	$(1,221,825)
MyDestination 2055
Futures	$(616,911)	$—	$—	$—	$(616,911)
Conservative Allocation
Futures	$80	$—	$—	$—	$80
Low-Duration Bond
Forwards	$689,958	$—	$689,958	$—	$—
Futures	4,003,978	4,003,978	—	—	—
Purchased Options	(29,828)	(29,828)	—	—	—
Swaps	(2,815,956)	(2,764,411)	—	(51,545)	—
Written Options	(64,168)	(64,168)	—	—	—
Totals	$1,783,984	$1,145,571	$689,958	$(51,545)	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$(1,986,574)	$—	$(1,986,574)	$—	$—
Futures	(3,411,957)	(3,411,957)	—	—	—
Purchased Options	406,191	406,191	—	—	—
Swaps	(2,065,372)	(2,857,935)	(99,331)	891,894	—
Written Options	427,240	425,443	—	1,797	—
Totals	$(6,630,472)	$(5,438,258)	$(2,085,905)	$893,691	$—
Global Bond
Forwards	$3,953,203	$—	$3,953,203	$—	$—
Futures	245,014	39,532	205,482	—	—
Purchased Options	(42,431)	(42,431)	—	—	—
Swaps	(320,274)	2,311	—	(322,585)	—
Totals	$3,835,512	$(588)	$4,158,685	$(322,585)	$—
Impact Bond
Futures	$(11,272)	$(11,272)	$—	$—	$—
Swaps	(136)	—	—	(136)	—
Totals	$(11,408)	$(11,272)	$—	$(136)	$—
Defensive Market Strategies®
Futures	$541,414	$6,266	$—	$—	$535,148
Purchased Options	28,159,415	—	—	—	28,159,415
Written Options	(7,011,486)	—	—	—	(7,011,486)
Totals	$21,689,343	$6,266	$—	$—	$21,683,077
Impact Equity
Futures	$(630,382)	$—	$(515)	$—	$(629,867)
Equity Index
Futures	$(2,626,053)	$—	$—	$—	$(2,626,053)
Value Equity Index
Futures	$(55,978)	$—	$—	$—	$(55,978)
Value Equity
Forwards	$(1,463,189)	$—	$(1,463,189)	$—	$—
Futures	(426,275)	—	—	—	(426,275)
Totals	$(1,889,464)	$—	$(1,463,189)	$—	$(426,275)
Growth Equity Index
Futures	$364,648	$—	$—	$—	$364,648
Growth Equity
Futures	$(3,846,385)	$—	$—	$—	$(3,846,385)
Small Cap Equity
Forwards	$(122,102)	$—	$(122,102)	$—	$—
Futures	(3,843,924)	—	—	—	(3,843,924)
Totals	$(3,966,026)	$—	$(122,102)	$—	$(3,843,924)

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$6,671,739	$—	$—	$—	$6,671,739
International Equity
Forwards	$2,686,708	$—	$2,686,708	$—	$—
Futures	3,894,814	—	—	—	3,894,814
Swaps	11,266,868	—	—	—	11,266,868
Totals	$17,848,390	$—	$2,686,708	$—	$15,161,682
Emerging Markets Equity
Forwards	$(849,631)	$—	$(849,631)	$—	$—
Futures	2,093,690	—	—	—	2,093,690
Swaps	2,025,392	—	—	—	2,025,392
Totals	$3,269,451	$—	$(849,631)	$—	$4,119,082
Global Real Estate Securities
Forwards	$(1,718)	$—	$(1,718)	$—	$—
Futures	111,520	—	—	—	111,520
Totals	$109,802	$—	$(1,718)	$—	$111,520
Strategic Alternatives
Forwards	$(81,854)	$—	$(81,854)	$—	$—
Futures	(260,727)	1,583,376	(1,844,103)	—	—
Purchased Options	3,832	3,832	—	—	—
Swaps	1,473,169	(1,574,106)	3,108,704	59,846	(121,275)
Written Options	(3,603)	(3,603)	—	—	—
Totals	$1,130,817	$9,499	$1,182,747	$59,846	$(121,275)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$322,250	$—	$—	$—	$322,250
MyDestination 2045
Futures	$264,545	$—	$—	$—	$264,545
MyDestination 2055
Futures	$135,345	$—	$—	$—	$135,345
Low-Duration Bond
Forwards	$(2,167,354)	$—	$(2,167,354)	$—	$—
Futures	306,982	306,982	—	—	—
Purchased Options	(69,675)	(69,675)	—	—	—
Swaps	(1,170,153)	(1,095,859)	—	(74,294)	—
Written Options	15,223	15,223	—	—	—
Totals	$(3,084,977)	$(843,329)	$(2,167,354)	$(74,294)	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$(7,588,281)	$—	$(7,588,281)	$—	$—
Futures	8,805,293	8,805,293	—	—	—
Purchased Options	40,431	40,431	—	—	—
Swaps	(1,211,394)	(1,403,565)	165,608	26,563	—
Written Options	(3,234,176)	(3,234,176)	—	—	—
Totals	$(3,188,127)	$4,207,983	$(7,422,673)	$26,563	$—
Global Bond
Forwards	$(10,561,588)	$—	$(10,561,588)	$—	$—
Futures	1,256,522	1,201,212	55,310	—	—
Swaps	686,069	79,858	—	606,211	—
Totals	$(8,618,997)	$1,281,070	$(10,506,278)	$606,211	$—
Impact Bond
Futures	$55,372	$55,372	$—	$—	$—
Swaps	2,668	—	—	2,668	—
Totals	$58,040	$55,372	$—	$2,668	$—
Defensive Market Strategies®
Futures	$4,234,242	$2,259,726	$—	$—	$1,974,516
Purchased Options	(24,116,855)	—	—	—	(24,116,855)
Written Options	8,636,452	—	—	—	8,636,452
Totals	$(11,246,161)	$2,259,726	$—	$—	$(13,505,887)
Impact Equity
Futures	$3,552,494	$—	$9,993	$—	$3,542,501
Equity Index
Futures	$6,031,996	$—	$—	$—	$6,031,996
Value Equity Index
Futures	$222,804	$—	$—	$—	$222,804
Value Equity
Forwards	$(1,119,381)	$—	$(1,119,381)	$—	$—
Futures	893,981	—	—	—	893,981
Totals	$(225,400)	$—	$(1,119,381)	$—	$893,981
Growth Equity Index
Futures	$321,158	$—	$—	$—	$321,158
Growth Equity
Futures	$741,063	$—	$—	$—	$741,063
Small Cap Equity
Forwards	$(34,181)	$—	$(34,181)	$—	$—
Futures	675,811	—	—	—	675,811
Totals	$641,630	$—	$(34,181)	$—	$675,811

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/25	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$2,957,094	$—	$—	$—	$2,957,094
International Equity
Forwards	$(1,667,684)	$—	$(1,667,684)	$—	$—
Futures	2,506,820	—	—	—	2,506,820
Swaps	632,709	—	—	—	632,709
Totals	$1,471,845	$—	$(1,667,684)	$—	$3,139,529
Emerging Markets Equity
Forwards	$(218,564)	$—	$(218,564)	$—	$—
Futures	2,279,746	—	—	—	2,279,746
Swaps	1,157,963	—	—	—	1,157,963
Totals	$3,219,145	$—	$(218,564)	$—	$3,437,709
Global Real Estate Securities
Futures	$29,071	$—	$—	$—	$29,071
Strategic Alternatives
Forwards	$(182,637)	$—	$(182,637)	$—	$—
Futures	(1,118,790)	(1,118,790)	—	—	—
Purchased Options	(56,933)	(56,933)	—	—	—
Swaps	(1,684,828)	278,701	2,456	—	(1,965,985)
Written Options	146,723	146,723	—	—	—
Totals	$(2,896,465)	$(750,299)	$(180,181)	$—	$(1,965,985)

Volume of Derivative Transactions
The tables below summarize the average daily notional derivative transactions by Fund during the six-month period ended June 30, 2025.
Activity for the period is measured by the number of transactions during the fiscal year and the average daily notional amount for open forward foreign currency contract transactions were as follows:
Fund	Number of transactions	Average notional market value of contracts
Low-Duration Bond	420	253,537,329
Medium-Duration Bond	1,351	1,542,110,208
Global Bond	1,671	2,407,188,037
Value Equity	108	81,264,310
Small Cap Equity	33	2,716,996
International Equity	1,117	1,441,468,703
Emerging Markets Equity	2,349	1,942,001,417
Global Real Estate Securities	4	173,257
Strategic Alternatives	1,570	467,887,884
Activity for the period is measured by the average daily notional amount for long and short open future contracts. The amounts were as follows:
Fund	Long average notional market value of contracts	Short average notional market value of contracts
MyDestination 2035	$1,725,436	$ —
MyDestination 2045	1,787,358	—
MyDestination 2055	685,052	—
Low-Duration Bond	12,611,955	2,009,221
Medium-Duration Bond	6,798,641	9,336,888
Global Bond	1,184,879	2,204,922
Impact Bond	213,705	206,281
Defensive Market Strategies®	25,596,674	—
Impact Equity	4,019,875	779,298
Equity Index	16,441,022	—
Value Equity Index	689,067	—
Value Equity	7,949,951	—
Growth Equity Index	752,100	—
Growth Equity	6,384,269	—
Small Cap Equity	3,923,750	—
International Equity Index	2,811,431	—
International Equity	3,041,415	2,431,693
Emerging Markets Equity	1,574,965	1,491,852
Global Real Estate Securities	795,783	180,830
Strategic Alternatives	3,777,760	2,771,347

Activity for the period is measured by the number of transactions during the fiscal year and the average daily premiums paid and received on open options transactions. The amounts were as follows:
Fund	Number of transactions	Average premiums paid and received
Low-Duration Bond	9	$24,991
Medium-Duration Bond	241	11,922
Global Bond	5	527,634
Defensive Market Strategies®	245	478,753
Strategic Alternatives	9	48,671
Activity for the period is measured by the average daily notional amount for buy and sell protection on credit default swap transactions. The amounts were as follows:
Fund	Buy protection average notional market value	Sell protection average notional market value
Low-Duration Bond	$3,612,500	$ —
Medium-Duration Bond	300,000	5,117,157
Global Bond	4,970,000	1,477,154
Impact Bond	—	284,000
Activity for the period is measured by the average daily notional amount for interest rate swaps based on the payment or receipt of the fixed rate. The amounts were as follows:
Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Low-Duration Bond	$7,461,419	$5,841,511
Medium-Duration Bond	6,628,911	10,809,899
Global Bond	1,024,000	3,208,774
Strategic Alternatives	5,209,200	8,730,295
Activity for the period is measured by the average daily notional amount for total return swaps. The amounts were as follows:
Fund	Average notional market value of transactions
International Equity	$458,864
Emerging Markets Equity	642,453
Strategic Alternatives	62,459
j. Dividends and Distributions to Shareholders
The Fixed Income Funds declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. The Defensive Market Strategies® Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Value Equity Index Fund and Growth Equity Index Fund declare and pay dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.

k. Expenses
Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent and shareholder servicing fees.
l. Security Transactions, Income and Realized Gains and Losses
Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.
3. FEES AND OTHER TRANSACTIONS
a. Investment Advisory Fees (Affiliate)
Pursuant to a separate investment advisory agreement, GuideStone Capital Management, LLC ("GSCM") acts as the Adviser to the Funds. As the Adviser, it provides an investment program for the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the asset allocation and general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. GSCM and the Trust have entered into sub-advisory agreements with Parametric Portfolio Associates LLC ("Parametric") with respect to the overlay program of each Fund (except the Money Market Fund) and the completion portfolio program of each Fund (except the Money Market Fund, Global Real Estate Securities Fund, Equity Index Fund, International Equity Index Fund, Value Equity Index Fund and Growth Equity Index Fund). When such services are utilized, Parametric receives a fee from the respective Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees.”

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six-month period ended June 30, 2025, based upon average daily net assets, were as follows:
Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.01%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Moderately Aggressive Allocation Fund	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.04%
Low-Duration Bond	0.11%	0.18%
Medium-Duration Bond	0.15%	0.20%
Global Bond	0.25%	0.28%
Impact Bond	0.15%	0.22%
Defensive Market Strategies®	0.33%	0.27%
Impact Equity	0.33%	0.25%
Equity Index	0.08%	0.01%
Value Equity Index	0.08%	0.02%
Value Equity	0.32%	0.26%
Growth Equity Index	0.08%	0.02%
Growth Equity	0.32%	0.29%
Small Cap Equity	0.33%	0.53%
International Equity Index	0.10%	0.01%
International Equity	0.33%	0.43%
Emerging Markets Equity	0.33%	0.51%
Global Real Estate Securities	0.33%	0.38%
Strategic Alternatives	0.40%	0.52%
b. Shareholder Servicing Fees (Affiliate)
The Board of Directors has adopted a Shareholder Service Plan for each Fund with an Investor Class. Under this Plan, the Investor Class is authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.
c. Expense Limitation (Affiliate)
The Impact Bond Fund, Strategic Alternatives Fund, Emerging Markets Equity Fund, Impact Equity Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund entered into expense cap agreements with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund without regard to any expense reductions realized through use of directed brokerage (and excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, expenses on securities sold short, and extraordinary expenses), which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2026.
The Target Date Funds have entered into an expense cap agreement with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund (excluding extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2026.

The Expense Caps were as follows:
	For the Period January 1, 2025 to April 30, 2025		For the Period May 1, 2025 to June 30, 2025
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015	0.45%	0.75%	0.45%	0.75%
MyDestination 2025	0.45%	0.75%	0.45%	0.75%
MyDestination 2035	0.45%	0.75%	0.45%	0.75%
MyDestination 2045	0.45%	0.75%	0.45%	0.75%
MyDestination 2055	0.45%	0.75%	0.45%	0.75%
Impact Bond	0.50%	0.79%	0.48%	0.76%
Impact Equity	N/A	1.21%	N/A	1.21%
Value Equity Index	0.25%	0.50%	0.25%	0.50%
Growth Equity Index	0.25%	0.50%	0.25%	0.50%
International Equity Index	N/A	0.50%	N/A	0.50%
Emerging Markets Equity	1.06%	1.31%	1.04%	1.31%
Strategic Alternatives	1.27%	1.52%	1.32%	1.57%

Each Fund in turn agreed to repay GSCM for any operating expenses in excess of the expense limitation reimbursed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation in place on the date in which (1) GSCM reimbursed operating expenses, or (2) during the year in which the reimbursement would be made, whichever is lower, and provided further that no amount will be reimbursed by the respective class of that Fund more than three years after the year in which it was reimbursed.
For those Funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement and the expiration schedule at June 30, 2025, are as follows:
	Institutional Class				Investor Class
Fund	2025	2026	2027	2028	2025	2026	2027	2028
MyDestination 2015	$70,345	$111,279	$164,177	$99,661	$161,238	$76,282	$60,780	$55,011
MyDestination 2025	103,517	263,265	356,660	207,892	228,539	117,390	52,352	55,359
MyDestination 2035	—	202,386	268,190	167,948	—	—	—	—
MyDestination 2045	—	—	—	—	—	—	—	—
MyDestination 2055	—	18,359	17,373	—	—	—	—	—
Impact Bond	N/A	185,566	127,124	73,033	N/A	72,470	61,423	36,787
Value Equity Index	103,203	80,475	24,283	1,150	30,924	34,440	41,774	23,733
Growth Equity Index	39,720	70,819	10,131	—	30,757	37,860	25,353	3,920
International Equity Index	N/A	N/A	N/A	N/A	28,216	23,846	35,769	16,160
Emerging Markets Equity	N/A	N/A	190,955	83,413	N/A	N/A	85,452	45,369
Strategic Alternatives	527,312	493,819	116,865	—	121,475	106,325	58,774	14,055
The shareholder servicing agent, the Adviser, and/or the sub-adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%.  Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser.  There is no guarantee that the Money Market Fund will maintain a positive yield. These previously waived fees are not subject to recoupment.

d. Brokerage Service Arrangements
Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statements of Operations under the heading “Fees Paid Indirectly.”
Fund	Expenses Paid Through Brokerage Service Agreements
Value Equity	$786
Growth Equity	2,788
Small Cap Equity	24,696
Global Real Estate Securities	10,503
e. Administrator, Transfer Agent and Distributor
The Northern Trust Company (“Northern Trust”) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0028% and 0.0174% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.
Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.
f. Investments in Affiliates
The Target Date and Target Risk Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Target Risk Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2025, the Target Date and Target Risk Funds were the owners of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:
Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund
Low-Duration Bond	8.39%	10.40%	0.33%	— %	— %
Medium-Duration Bond	7.23	19.09	14.92	5.35	1.24
Global Bond	6.24	16.87	18.01	6.80	1.58
Defensive Market Strategies®	5.35	18.72	16.38	6.89	3.44
Equity Index	2.42	8.45	13.59	15.94	9.07
Small Cap Equity	1.69	6.03	9.94	11.77	6.77
International Equity Index	4.47	15.34	24.17	27.85	16.02
Emerging Markets Equity	1.81	6.46	10.38	12.04	6.89
Global Real Estate Securities	1.94	6.83	9.64	10.28	5.83
Strategic Alternatives	2.40	6.84	7.38	—	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Low-Duration Bond	11.96%	5.90%	2.09%	— %
Medium-Duration Bond	4.11	11.86	4.29	—
Global Bond	1.90	15.80	5.56	—
Impact Bond	18.18	22.95	19.56	—
Defensive Market Strategies®	2.18	9.66	3.69	—
Impact Equity	6.20	25.90	22.31	37.84
Value Equity Index	2.64	16.06	24.65	35.32

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Value Equity	1.62%	9.89%	15.33%	21.95%
Growth Equity Index	1.70	10.34	16.03	23.09
Growth Equity	0.94	5.74	8.90	12.83
Small Cap Equity	0.43	2.80	4.54	6.60
International Equity	1.71	9.95	15.08	21.57
Emerging Markets Equity	1.18	7.06	10.81	15.47
Global Real Estate Securities	1.59	8.83	11.29	—
Strategic Alternatives	7.05	17.88	9.56	—
A summary of the Funds' total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six-month period ended June 30, 2025, is as follows (amounts in thousands):
	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/25	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$12,632	$37,276	$42,035	$—	$—	$7,873	$213	$—
Low-Duration Bond	68,780	5,846	4,175	20	521	70,992	1,500	—
Medium-Duration Bond	225,235	18,904	15,241	(3,672)	8,117	233,343	5,190	—
Global Bond	38,157	3,160	3,206	(554)	1,946	39,503	725	—
Defensive Market Strategies®	75,123	4,777	5,800	(459)	1,116	74,757	782	981
Equity Index	128,066	12,478	18,959	3,962	2,810	128,357	665	132
International Equity Index	58,527	2,360	5,906	61	11,709	66,751	—	—
Small Cap Equity	15,244	2,516	3,090	203	(539)	14,334	—	—
Emerging Markets Equity	14,448	900	2,225	319	1,945	15,387	—	—
Global Real Estate Securities	5,937	262	490	(87)	321	5,943	141	—
Strategic Alternatives	6,871	29	150	(15)	158	6,893	—	—
	$649,020	$88,508	$101,277	$(222)	$28,104	$664,133	$9,216	$1,113
MyDestination 2025
Money Market	$26,416	$65,716	$73,040	$—	$—	$19,092	$510	$—
Low-Duration Bond	76,736	12,706	2,095	33	608	87,988	1,761	—
Medium-Duration Bond	592,937	58,631	47,590	(11,586)	23,285	615,677	13,580	—
Global Bond	103,042	8,241	8,220	(1,257)	4,995	106,801	1,946	—
Defensive Market Strategies®	256,634	16,690	14,106	241	1,965	261,424	2,726	3,419
Equity Index	437,565	35,497	47,700	20,572	3,174	449,108	2,315	461
International Equity Index	203,127	5,994	20,390	5,421	34,833	228,985	—	—
Small Cap Equity	52,466	7,641	7,915	(91)	(992)	51,109	—	—
Emerging Markets Equity	50,517	979	4,290	(255)	7,935	54,886	—	—
Global Real Estate Securities	20,546	1,338	1,740	77	714	20,935	487	—
Strategic Alternatives	19,087	1,220	1,060	(84)	474	19,637	—	—
	$1,839,073	$214,653	$228,146	$13,071	$76,991	$1,915,642	$23,325	$3,880

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/25	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$25,731	$61,074	$64,217	$—	$—	$22,588	$503	$—
Low-Duration Bond	—	3,084	300	1	11	2,796	29	—
Medium-Duration Bond	427,776	70,891	26,405	(6,373)	15,320	481,209	10,190	—
Global Bond	106,806	8,933	5,755	(632)	4,619	113,971	2,062	—
Defensive Market Strategies®	207,431	20,861	1,290	(144)	1,936	228,794	2,386	2,993
Equity Index	672,354	51,905	39,680	17,838	19,603	722,020	3,709	738
International Equity Index	316,428	6,618	25,811	4,919	58,623	360,777	—	—
Small Cap Equity	81,218	11,928	7,105	(1,300)	(545)	84,196	—	—
Emerging Markets Equity	78,571	1,623	4,150	(914)	13,082	88,212	—	—
Global Real Estate Securities	27,751	2,788	2,045	(259)	1,328	29,563	683	—
Strategic Alternatives	19,105	2,955	1,271	(134)	535	21,190	—	—
	$1,963,171	$242,660	$178,029	$13,002	$114,512	$2,155,316	$19,562	$3,731
MyDestination 2045
Money Market	$20,595	$48,357	$49,657	$—	$—	$19,295	$421	$—
Medium-Duration Bond	149,476	28,401	8,450	(1,907)	5,093	172,613	3,601	—
Global Bond	37,369	5,869	1,605	(274)	1,708	43,067	738	—
Defensive Market Strategies®	85,217	10,510	182	(38)	753	96,260	1,004	1,259
Equity Index	755,943	56,721	9,400	4,377	38,997	846,638	4,334	863
International Equity Index	360,152	8,192	25,350	3,141	69,596	415,731	—	—
Small Cap Equity	92,217	11,954	2,405	(503)	(1,547)	99,716	—	—
Emerging Markets Equity	89,402	3,422	4,590	(1,048)	15,134	102,320	—	—
Global Real Estate Securities	28,354	3,683	1,605	(225)	1,325	31,532	723	—
	$1,618,725	$177,109	$103,244	$3,523	$131,059	$1,827,172	$10,821	$2,122
MyDestination 2055
Money Market	$8,406	$34,599	$32,666	$—	$—	$10,339	$193	$—
Medium-Duration Bond	33,193	7,875	1,800	(140)	868	39,996	830	—
Global Bond	8,291	2,105	750	6	327	9,979	170	—
Defensive Market Strategies®	41,942	6,593	800	(47)	415	48,103	499	626
Equity Index	413,955	43,424	150	70	24,524	481,823	2,465	491
International Equity Index	197,658	11,158	10,551	1,465	39,302	239,032	—	—
Small Cap Equity	50,797	8,603	900	(123)	(1,037)	57,340	—	—
Emerging Markets Equity	48,944	3,018	1,300	116	7,835	58,613	—	—
Global Real Estate Securities	15,472	2,095	300	37	564	17,868	409	—
	$818,658	$119,470	$49,217	$1,384	$72,798	$963,093	$4,566	$1,117

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/25	Dividend Income	Distributions of Realized Gains
Conservative Allocation
Money Market	$6,086	$22,660	$23,948	$—	$—	$4,798	$119	$—
Low-Duration Bond	182,107	5,531	87,675	(2,916)	4,083	101,130	3,437	—
Medium-Duration Bond	48,860	84,490	2,686	(37)	1,918	132,545	1,621	—
Global Bond	12,121	850	1,370	(232)	664	12,033	224	—
Defensive Market Strategies®	30,757	2,500	3,050	(142)	435	30,500	322	404
Impact Bond	15,999	626	510	(17)	192	16,290	345	—
Impact Equity	7,181	250	1,051	210	879	7,469	—	—
Value Equity Index	5,501	528	775	124	112	5,490	44	3
Value Equity	16,543	2,350	2,560	215	(129)	16,419	152	523
Growth Equity Index	5,490	1,934	2,360	542	(105)	5,501	12	16
Growth Equity	16,451	2,669	3,225	501	77	16,473	—	414
Small Cap Equity	4,025	590	910	(32)	(55)	3,618	—	—
International Equity	21,323	2,680	3,421	131	3,992	24,705	—	—
Emerging Markets Equity	9,031	751	1,185	110	1,315	10,022	—	—
Global Real Estate Securities	4,834	114	265	(4)	189	4,868	114	—
Strategic Alternatives	20,059	605	835	(68)	482	20,243	—	—
	$406,368	$129,128	$135,826	$(1,615)	$14,049	$412,104	$6,390	$1,360
Balanced Allocation
Money Market	$18,182	$38,219	$42,856	$—	$—	$13,545	$343	$—
Low-Duration Bond	50,527	7,414	8,395	(435)	828	49,939	1,064	—
Medium-Duration Bond	366,771	24,994	16,270	(2,537)	9,618	382,576	8,453	—
Global Bond	101,118	13,068	17,741	(2,461)	6,040	100,024	1,849	—
Defensive Market Strategies®	132,918	7,970	7,120	(678)	1,797	134,887	1,410	1,769
Impact Bond	19,928	1,607	1,195	(39)	269	20,570	432	—
Impact Equity	29,723	1,240	4,198	795	3,641	31,201	—	—
Value Equity Index	32,704	1,610	2,380	395	1,034	33,363	265	19
Value Equity	98,197	10,713	9,330	706	(350)	99,936	911	3,125
Growth Equity Index	32,398	5,723	6,780	2,564	(452)	33,453	75	98
Growth Equity	97,341	15,177	15,765	4,836	(1,184)	100,405	—	2,467
Small Cap Equity	25,228	3,690	4,700	(352)	(174)	23,692	—	—
International Equity	127,524	4,370	13,230	2,761	22,240	143,665	—	—
Emerging Markets Equity	54,584	1,400	4,386	324	8,083	60,005	—	—
Global Real Estate Securities	26,395	1,818	2,156	(98)	1,113	27,072	628	—
Strategic Alternatives	50,068	4,875	4,600	(459)	1,479	51,363	—	—
	$1,263,606	$143,888	$161,102	$5,322	$53,982	$1,305,696	$15,430	$7,478

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/25	Dividend Income	Distributions of Realized Gains
Moderately Aggressive Allocation Fund
Money Market	$15,733	$36,712	$41,417	$—	$—	$11,028	$295	$—
Low-Duration Bond	18,064	4,554	5,125	61	83	17,637	379	—
Medium-Duration Bond	130,955	11,633	6,690	(1,634)	4,168	138,432	3,022	—
Global Bond	36,497	7,773	10,336	(1,572)	2,862	35,224	652	—
Defensive Market Strategies®	50,092	2,591	1,520	(239)	586	51,510	537	674
Impact Bond	16,962	2,327	1,965	(67)	270	17,527	367	—
Impact Equity	25,316	1	2,143	407	3,289	26,870	—	—
Value Equity Index	49,591	1,556	2,090	328	1,817	51,202	406	29
Value Equity	148,892	14,055	8,361	1,532	(1,228)	154,890	1,403	4,811
Growth Equity Index	48,999	6,291	6,381	2,407	568	51,884	115	151
Growth Equity	147,149	17,803	14,355	1,795	3,380	155,772	—	3,803
Small Cap Equity	38,412	4,870	3,880	765	(1,691)	38,476	—	—
International Equity	199,171	1,550	21,580	(1,280)	39,944	217,805	—	—
Emerging Markets Equity	84,942	2,265	8,295	629	12,401	91,942	—	—
Global Real Estate Securities	33,123	3,085	2,855	(131)	1,399	34,621	800	—
Strategic Alternatives	26,535	3,480	3,105	(288)	828	27,450	—	—
	$1,070,433	$120,546	$140,098	$2,713	$68,676	$1,122,270	$7,976	$9,468
Aggressive Allocation
Money Market	$15,931	$31,948	$36,910	$—	$—	$10,969	$294	$—
Impact Equity	42,348	176	3,047	467	5,635	45,579	—	—
Value Equity Index	70,405	4,164	4,274	685	2,394	73,374	582	41
Value Equity	211,075	23,492	13,065	2,641	(2,309)	221,834	2,012	6,904
Growth Equity Index	69,459	7,918	6,790	2,535	1,609	74,731	166	218
Growth Equity	208,504	22,141	13,374	545	6,539	224,355	—	5,481
Small Cap Equity	53,917	4,925	1,424	225	(1,732)	55,911	—	—
International Equity	282,947	6,230	32,329	2,456	52,195	311,499	—	—
Emerging Markets Equity	120,795	6,495	14,109	612	17,741	131,534	—	—
	$1,075,381	$107,489	$125,322	$10,166	$82,072	$1,149,786	$3,054	$12,644
Low-Duration Bond
Money Market	$31,722	$670,412	$660,458	$—	$—	$41,676	$954	$—
Medium-Duration Bond
Money Market	$220,888	$1,194,276	$1,281,650	$—	$—	$133,514	$2,728	$—
Global Bond
Money Market	$25,373	$246,889	$218,467	$—	$—	$53,795	$623	$—
Impact Bond
Money Market	$3,423	$25,976	$25,677	$—	$—	$3,722	$79	$—
Defensive Market Strategies®
Money Market	$97,190	$641,517	$655,017	$—	$—	$83,690	$1,995	$—

	Total Value at 12/31/24	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/25	Dividend Income	Distributions of Realized Gains
Impact Equity
Money Market	$7,009	$230,124	$125,533	$—	$—	$111,600	$361	$—
Equity Index
Money Market	$72,340	$971,487	$931,496	$—	$—	$112,331	$2,860	$—
Value Equity Index
Money Market	$3,607	$29,907	$29,817	$—	$—	$3,697	$83	$—
Value Equity
Money Market	$43,647	$291,371	$292,002	$—	$—	$43,016	$798	$—
Growth Equity Index
Money Market	$7,412	$52,234	$54,052	$—	$—	$5,594	$125	$—
Growth Equity
Money Market	$58,278	$291,325	$309,161	$—	$—	$40,442	$1,282	$—
Small Cap Equity
Money Market	$45,179	$197,094	$209,794	$—	$—	$32,479	$770	$—
International Equity Index
Money Market	$63,006	$208,225	$198,652	$—	$—	$72,579	$1,163	$—
International Equity
Money Market	$51,700	$351,248	$331,763	$—	$—	$71,185	$1,296	$—
Emerging Markets Equity
Money Market	$22,776	$108,689	$104,039	$—	$—	$27,426	$521	$—
Global Real Estate Securities
Money Market	$8,225	$35,101	$36,659	$—	$—	$6,667	$126	$—
Strategic Alternatives
Money Market	$88,351	$384,048	$379,353	$—	$—	$93,046	$2,163	$—
*Amount rounds to less than $1,000.
4. SECURITIES LENDING
Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, and as such, this amount is not presented on the Funds’ Schedules of Investments.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At June 30, 2025, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$53,233,428	$45,712,160	$9,147,944	$54,860,104
Medium-Duration Bond	310,396,353	260,937,477	57,827,213	318,764,690
Global Bond	24,932,467	16,562,079	9,213,012	25,775,091
Impact Bond	2,618,022	2,690,869	—	2,690,869
Defensive Market Strategies®	298,440,069	298,527,353	7,496,371	306,023,724
Equity Index	163,977,512	150,966,009	14,934,556	165,900,565
Value Equity Index	10,056,578	9,300,012	932,253	10,232,265
Value Equity	74,020,531	66,899,687	8,866,587	75,766,274
Growth Equity Index	4,493,258	3,997,719	575,839	4,573,558
Growth Equity	50,089,372	46,389,173	4,675,139	51,064,312
Small Cap Equity	190,392,262	174,428,318	21,328,334	195,756,652
International Equity Index	108,285,940	15,216,119	98,696,539	113,912,658
International Equity	90,514,907	33,280,082	75,355,752	108,635,834
Emerging Markets Equity	7,284,987	2,941,884	4,608,712	7,550,596
Global Real Estate Securities	38,715,196	31,031,196	8,802,990	39,834,186
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in certain Funds resulting in a net exposure to the Funds of $0. Refer to the Fund's Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Collateral held for securities on loan, at value” on the Statements of Assets and Liabilities, where applicable.

5. INVESTMENT TRANSACTIONS
For the six-month period ended June 30, 2025, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:
	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$51,230,257	$59,240,000	$6,921,605	$7,182,134
MyDestination 2025	148,935,208	155,105,000	14,802,397	10,455,918
MyDestination 2035	181,584,453	113,810,000	3,453,077	62,126
MyDestination 2045	128,752,468	53,585,000	—	—
MyDestination 2055	84,870,107	16,550,000	—	—
Conservative Allocation	106,465,703	111,875,000	—	—
Balanced Allocation	105,665,951	118,242,500	—	—
Moderately Aggressive Allocation Fund	83,830,229	98,677,500	—	—
Aggressive Allocation	75,538,953	88,408,600	—	—
Low-Duration Bond	282,982,618	395,261,412	614,131,038	587,900,462
Medium-Duration Bond	495,036,399	408,761,394	5,839,866,206	5,571,952,424
Global Bond	139,662,843	180,730,504	60,672,393	80,484,749
Impact Bond	6,357,426	11,242,043	47,429,395	41,526,003
Defensive Market Strategies®	253,389,499	330,835,064	—	—
Impact Equity	11,218,889	130,866,266	—	—
Equity Index	460,189,121	40,019,795	—	—
Value Equity Index	43,606,533	32,378,187	—	—
Value Equity	280,447,422	372,111,735	—	—
Growth Equity Index	55,519,790	43,741,278	—	—
Growth Equity	372,505,086	495,913,649	—	—
Small Cap Equity	361,005,610	340,126,971	—	—
International Equity Index	61,475,929	45,095,860	—	—
International Equity	340,835,596	341,658,246	—	—
Emerging Markets Equity	239,378,557	225,196,063	—	—
Global Real Estate Securities	217,025,786	207,477,433	—	—
Strategic Alternatives	50,034,851	42,263,000	201,954,931	200,510,223
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock were as follows:
	Six Months Ended 6/30/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	1,252,270	983,082	8,017,914	2,747,710
Shares reinvested	—	—	1,849,518	2,477,870
Shares redeemed	(1,714,660)	(2,671,722)	(5,178,980)	(7,609,141)
Net increase (decrease)	(462,390)	(1,688,640)	4,688,452	(2,383,561)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2025
Shares sold	2,909,445	3,660,394	10,365,520	11,350,643
Shares reinvested	—	—	5,462,876	7,909,981
Shares redeemed	(3,867,423)	(6,268,228)	(8,014,224)	(14,219,908)
Net increase (decrease)	(957,978)	(2,607,834)	7,814,172	5,040,716
MyDestination 2035
Shares sold	3,940,453	5,560,656	10,303,446	12,539,948
Shares reinvested	—	—	5,268,433	6,581,458
Shares redeemed	(2,376,860)	(2,956,298)	(4,067,780)	(7,934,811)
Net increase (decrease)	1,563,593	2,604,358	11,504,099	11,186,595
MyDestination 2045
Shares sold	3,688,758	4,969,972	8,301,517	8,948,853
Shares reinvested	—	—	3,444,585	4,206,825
Shares redeemed	(1,033,064)	(2,410,835)	(2,373,708)	(5,247,153)
Net increase (decrease)	2,655,694	2,559,137	9,372,394	7,908,525
MyDestination 2055
Shares sold	2,232,425	2,697,406	4,365,502	4,937,374
Shares reinvested	—	—	940,750	1,090,981
Shares redeemed	(301,027)	(864,912)	(789,001)	(1,884,970)
Net increase (decrease)	1,931,398	1,832,494	4,517,251	4,143,385
Conservative Allocation
Shares sold	481,314	1,106,687	1,079,466	1,542,709
Shares reinvested	—	—	475,538	1,217,020
Shares redeemed	(768,019)	(2,016,744)	(1,767,949)	(4,790,703)
Net increase (decrease)	(286,705)	(910,057)	(212,945)	(2,030,974)
Balanced Allocation
Shares sold	750,060	1,415,380	2,358,929	3,165,004
Shares reinvested	—	—	1,224,109	3,435,789
Shares redeemed	(1,271,464)	(4,297,059)	(2,949,112)	(9,611,285)
Net increase (decrease)	(521,404)	(2,881,679)	633,926	(3,010,492)
Moderately Aggressive Allocation Fund
Shares sold	488,146	1,270,101	2,131,427	2,363,589
Shares reinvested	—	—	817,646	2,050,453
Shares redeemed	(1,276,596)	(3,240,224)	(2,670,753)	(7,665,201)
Net increase (decrease)	(788,450)	(1,970,123)	278,320	(3,251,159)
Aggressive Allocation
Shares sold	594,410	1,117,558	1,627,282	2,152,788
Shares reinvested	—	—	719,675	1,998,678
Shares redeemed	(846,516)	(3,297,628)	(2,010,507)	(6,292,614)
Net increase (decrease)	(252,106)	(2,180,070)	336,450	(2,141,148)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Money Market
Shares sold	4,317,710,599	106,343,120	7,562,465,366	187,920,064
Shares reinvested	—	—	21,124,590	28,178,827
Shares redeemed	(4,129,939,826)	(103,253,094)	(7,218,884,917)	(207,374,898)
Net increase (decrease)	187,770,773	3,090,026	364,705,039	8,723,993
Low-Duration Bond
Shares sold	6,429,468	1,205,289	12,468,608	3,467,500
Shares reinvested	1,176,526	269,318	2,328,268	649,096
Shares redeemed	(11,534,583)	(5,254,228)	(10,784,475)	(2,899,613)
Net increase (decrease)	(3,928,589)	(3,779,621)	4,012,401	1,216,983
Medium-Duration Bond
Shares sold	29,071,908	12,412,096	48,192,913	7,716,604
Shares reinvested	4,440,165	871,228	8,196,898	1,382,218
Shares redeemed	(12,923,889)	(3,741,767)	(28,952,102)	(5,070,412)
Net increase (decrease)	20,588,184	9,541,557	27,437,709	4,028,410
Global Bond
Shares sold	6,239,780	1,129,873	18,103,991	2,979,674
Shares reinvested	1,150,563	184,501	1,795,252	345,945
Shares redeemed	(7,959,924)	(4,185,167)	(10,988,381)	(3,288,957)
Net increase (decrease)	(569,581)	(2,870,793)	8,910,862	36,662
Impact Bond
Shares sold	608,781	406,066	1,185,104	301,218
Shares reinvested	156,270	38,856	321,790	80,251
Shares redeemed	(481,642)	(468,690)	(923,876)	(241,419)
Net increase (decrease)	283,409	(23,768)	583,018	140,050
Defensive Market Strategies®
Shares sold	5,058,259	1,100,764	12,495,737	3,922,649
Shares reinvested	2,281,498	527,902	8,727,130	2,874,271
Shares redeemed	(8,595,889)	(11,282,189)	(12,599,133)	(6,177,646)
Net increase (decrease)	(1,256,132)	(9,653,523)	8,623,734	619,274
Impact Equity
Shares sold	170,937	236,036	1,545,909	438,039
Shares reinvested	—	—	577,500	46,922
Shares redeemed	(909,106)	(332,664)	(1,906,279)	(501,282)
Net increase (decrease)	(738,169)	(96,628)	217,130	(16,321)
Equity Index
Shares sold	6,414,989	5,395,931	9,553,794	3,318,377
Shares reinvested	389,550	130,203	2,109,318	696,276
Shares redeemed	(3,193,659)	(1,446,379)	(11,734,361)	(2,621,795)
Net increase (decrease)	3,610,880	4,079,755	(71,249)	1,392,858

	Six Months Ended 6/30/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Value Equity Index
Shares sold	1,113,023	1,136,025	2,720,966	1,238,363
Shares reinvested	127,897	17,751	872,205	90,245
Shares redeemed	(974,537)	(495,506)	(4,063,243)	(867,403)
Net increase (decrease)	266,383	658,270	(470,072)	461,205
Value Equity
Shares sold	2,433,535	1,270,359	7,669,754	2,977,033
Shares reinvested	1,471,284	725,766	3,609,049	2,072,799
Shares redeemed	(4,039,626)	(4,888,357)	(9,674,610)	(4,385,238)
Net increase (decrease)	(134,807)	(2,892,232)	1,604,193	664,594
Growth Equity Index
Shares sold	2,102,100	1,806,119	3,911,088	4,127,856
Shares reinvested	63,129	29,808	510,959	256,558
Shares redeemed	(1,785,185)	(1,478,286)	(5,640,375)	(1,461,729)
Net increase (decrease)	380,044	357,641	(1,218,328)	2,922,685
Growth Equity
Shares sold	2,433,377	1,284,690	6,785,619	3,514,782
Shares reinvested	800,559	806,466	3,736,831	4,046,940
Shares redeemed	(3,749,205)	(5,246,443)	(10,715,947)	(5,989,102)
Net increase (decrease)	(515,269)	(3,155,287)	(193,497)	1,572,620
Small Cap Equity
Shares sold	4,022,413	1,226,664	12,185,325	2,770,805
Shares reinvested	—	—	1,669,169	882,705
Shares redeemed	(2,719,996)	(1,661,146)	(9,561,648)	(3,489,800)
Net increase (decrease)	1,302,417	(434,482)	4,292,846	163,710
International Equity Index
Shares sold	5,156,967	2,808,095	36,112,761	956,442
Shares reinvested	—	—	2,990,221	51,763
Shares redeemed	(8,157,542)	(605,952)	(13,209,274)	(374,684)
Net increase (decrease)	(3,000,575)	2,202,143	25,893,708	633,521
International Equity
Shares sold	3,398,555	3,687,835	9,207,299	4,791,049
Shares reinvested	—	—	4,669,949	2,083,668
Shares redeemed	(5,957,062)	(2,232,861)	(9,732,281)	(3,585,428)
Net increase (decrease)	(2,558,507)	1,454,974	4,144,967	3,289,289
Emerging Markets Equity
Shares sold	3,375,825	2,546,673	19,025,188	2,733,188
Shares reinvested	—	—	1,069,058	163,355
Shares redeemed	(5,949,445)	(1,640,481)	(30,397,206)	(2,777,810)
Net increase (decrease)	(2,573,620)	906,192	(10,302,960)	118,733

	Six Months Ended 6/30/25		Year Ended 12/31/24
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Global Real Estate Securities
Shares sold	1,706,655	996,216	7,653,833	1,184,597
Shares reinvested	551,483	200,098	548,955	214,662
Shares redeemed	(1,489,360)	(625,628)	(2,755,286)	(1,794,887)
Net increase (decrease)	768,778	570,686	5,447,502	(395,628)
Strategic Alternatives
Shares sold	2,720,095	1,488,851	5,427,690	937,254
Shares reinvested	—	—	1,957,195	355,331
Shares redeemed	(1,681,965)	(894,217)	(5,124,114)	(1,204,518)
Net increase (decrease)	1,038,130	594,634	2,260,771	88,067
7. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, the Funds are permitted to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund is individually, and not jointly, liable for its particular advances, if any, under the line of credit. If the line of credit was utilized, interest would be charged to each Fund based on its borrowings at a rate equal to the greater of the Federal Funds Rate plus 1.00% or 1.50%. Each Fund also paid a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum. The agreement will expire on November 12, 2025.
There were no draws on the line of credit for the six-month period ended June 30, 2025, and there were no outstanding loans at June 30, 2025.
8. FEDERAL INCOME TAXES
Each Fund has elected to be treated as and intends to qualify as a regulated investment company each year by complying with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Management has analyzed the Funds’ tax positions and has concluded that no material provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2022, through six-month period ended June 30, 2025), remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.

Distributions during the years ended December 31, 2024, and December 31, 2023, were characterized as follows for tax purposes:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2024	$24,863,269	$18,248,717	$—	$43,111,986
	2023	16,899,568	8,294,000	—	25,193,568
MyDestination 2025	2024	65,234,308	75,462,451	—	140,696,759
	2023	42,103,861	14,798,143	—	56,902,004
MyDestination 2035	2024	54,352,178	79,574,862	—	133,927,040
	2023	33,595,360	26,738,255	—	60,333,615
MyDestination 2045	2024	34,769,062	57,395,648	—	92,164,710
	2023	23,298,048	19,760,728	—	43,058,776
MyDestination 2055	2024	16,198,998	19,545,485	—	35,744,483
	2023	10,101,388	7,363,770	—	17,465,158
Conservative Allocation	2024	16,391,643	2,437,550	—	18,829,193
	2023	12,755,277	2,873,497	—	15,628,774
Balanced Allocation	2024	45,073,165	9,359,784	—	54,432,949
	2023	33,012,652	16,749,235	—	49,761,887
Moderately Aggressive Allocation Fund	2024	29,429,995	7,456,267	—	36,886,262
	2023	34,005,168	—	—	34,005,168
Aggressive Allocation	2024	20,823,504	15,182,131	—	36,005,635
	2023	26,502,803	7,517,720	—	34,020,523
Money Market	2024	81,813,898	4,281	—	81,818,179
	2023	75,256,603	1,210	—	75,257,813
Low-Duration Bond	2024	38,251,649	—	—	38,251,649
	2023	37,408,553	—	—	37,408,553
Medium-Duration Bond	2024	123,004,695	—	—	123,004,695
	2023	75,381,393	—	—	75,381,393
Global Bond	2024	18,511,616	—	—	18,511,616
	2023	7,507,809	—	—	7,507,809
Impact Bond	2024	3,899,379	—	—	3,899,379
	2023	2,734,013	—	—	2,734,013
Defensive Market Strategies®	2024	102,993,365	38,204,881	—	141,198,246
	2023	30,326,994	—	—	30,326,994
Impact Equity	2024	1,320,219	6,302,993	—	7,623,212
	2023	946,034	—	—	946,034
Equity Index	2024	63,692,875	105,312,533	—	169,005,408
	2023	48,926,026	91,947,356	—	140,873,382
Value Equity Index	2024	4,526,925	7,162,994	—	11,689,919
	2023	6,503,854	423,026	—	6,926,880
Value Equity	2024	19,131,202	92,564,207	—	111,695,409
	2023	15,507,753	29,593,380	—	45,101,133
Growth Equity Index	2024	2,989,910	9,781,291	—	12,771,201
	2023	1,982,547	711,395	—	2,693,942
Growth Equity	2024	5,988,292	212,270,874	—	218,259,166
	2023	364,137	71,200,221	—	71,564,358
Small Cap Equity	2024	16,321,197	32,487,508	—	48,808,705
	2023	4,752,645	14,380,687	—	19,133,332

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
International Equity Index	2024	$35,907,591	$—	$—	$35,907,591
	2023	27,805,924	—	—	27,805,924
International Equity	2024	51,331,885	46,970,145	—	98,302,030
	2023	42,934,188	—	—	42,934,188
Emerging Markets Equity	2024	12,091,350	—	—	12,091,350
	2023	16,686,232	—	—	16,686,232
Global Real Estate Securities	2024	6,587,198	—	—	6,587,198
	2023	7,439,277	988,305	—	8,427,582
Strategic Alternatives	2024	21,528,639	—	—	21,528,639
	2023	28,647,540	—	—	28,647,540
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
MyDestination 2015	$627,188	$6,798,257	$—	$(18,532,874)
MyDestination 2025	2,078,954	24,266,091	—	12,373,450
MyDestination 2035	2,055,570	28,024,544	—	118,692,495
MyDestination 2045	1,005,189	28,795,377	—	209,818,866
MyDestination 2055	452,500	13,398,115	—	108,420,418
Conservative Allocation	347,462	6,004,729	—	(23,902,003)
Balanced Allocation	1,052,018	35,420,477	—	(101,986,882)
Moderately Aggressive Allocation Fund	636,449	49,349,202	—	(21,743,881)
Aggressive Allocation	652,462	68,228,385	—	16,455,644
Money Market	15,441	—	—	(1,285)
Low-Duration Bond	3,092,193	—	—	(4,451,759)
Medium-Duration Bond	12,966,938	—	—	(127,092,232)
Global Bond	4,298,584	—	—	(43,045,803)
Impact Bond	113,824	—	—	(2,271,109)
Defensive Market Strategies®	10,628,169	10,550,582	—	3,980,758
Impact Equity	55,326	932,247	—	13,977,185
Equity Index	1,945,172	4,687,979	—	2,301,847,056
Value Equity Index	175,288	56,694	—	26,305,103
Value Equity	2,244,140	31,468,984	—	133,390,165
Growth Equity Index	973,020	130,754	—	101,354,153
Growth Equity	1,609,332	40,851,793	—	556,026,996
Small Cap Equity	6,397,958	14,063,743	—	86,046,238
International Equity Index	1,108,861	10,298,068	—	95,494,547
International Equity	1,011,826	2,223,674	—	64,654,478
Emerging Markets Equity	1,137,478	—	—	25,264,502
Global Real Estate Securities	3,999,739	—	—	(16,843,581)
Strategic Alternatives	8,019,439	—	—	(32,907,581)

At June 30, 2025, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments having an excess of value over cost and net unrealized depreciation from investments having an excess of cost over value were as follows:
Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
MyDestination 2015	$707,769,423	$8,160,197	$23,261,595	$(15,101,398)
MyDestination 2025	1,924,384,779	84,497,006	117,559,721	(33,062,715)
MyDestination 2035	1,933,882,827	224,880,802	258,950,852	(34,070,050)
MyDestination 2045	1,489,538,276	337,634,155	345,006,555	(7,372,400)
MyDestination 2055	782,101,348	180,992,110	182,333,256	(1,341,146)
Conservative Allocation	420,885,570	(8,781,438)	11,796,273	(20,577,711)
Balanced Allocation	1,355,882,139	(50,185,817)	2,487,447	(52,673,264)
Moderately Aggressive Allocation Fund	1,076,277,790	45,992,129	57,532,699	(11,540,570)
Aggressive Allocation	1,049,559,431	100,226,070	102,285,898	(2,059,828)
Money Market	2,169,567,241	(1,285)	—	(1,285)
Low-Duration Bond	880,425,046	2,041,254	7,877,865	(5,836,611)
Medium-Duration Bond	4,212,866,848	(59,270,234)	29,835,708	(89,105,942)
Global Bond	636,667,195	(12,245,951)	40,377,370	(52,623,321)
Impact Bond	95,275,320	(1,147,055)	839,482	(1,986,537)
Defensive Market Strategies®	1,360,938,690	41,552,485	56,012,491	(14,460,006)
Impact Equity	112,174,560	8,617	8,617	—
Equity Index	2,762,075,055	2,567,157,350	2,674,337,824	(107,180,474)
Value Equity Index	179,603,566	28,863,055	39,290,255	(10,427,200)
Value Equity	919,011,020	102,353,180	140,411,436	(38,058,256)
Growth Equity Index	211,298,207	112,307,362	113,789,545	(1,482,183)
Growth Equity	1,215,367,702	513,818,154	540,497,852	(26,679,698)
Small Cap Equity	833,401,261	34,623,157	98,660,676	(64,037,519)
International Equity Index	1,263,495,997	314,292,905	364,134,012	(49,841,107)
International Equity	1,249,224,857	229,609,245	260,214,795	(30,605,550)
Emerging Markets Equity	718,580,835	111,491,265	141,290,767	(29,799,502)
Global Real Estate Securities	314,475,579	(2,027,842)	7,172,099	(9,199,941)
Strategic Alternatives	282,157,966	(30,220,225)	14,891,480	(45,111,705)
The differences between book basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, premium amortization on convertible bonds, Ukrainian debt restructuring, convertible securities, investments in passive foreign investment companies ("PFIC"), outstanding litigations basis adjustments, swaps, basis adjustments for non-REIT securities and other securities with book and tax cost differences.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made for permanent tax differences to reflect income and gains available for distribution under income tax regulations. For the period ended December 31, 2024, the capital accounts have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, foreign currency transactions, foreign capital gains taxes, convertible securities, distributions received from regulated investment companies, reclassifications of dividends paid, equalization, non-deductible net operating losses, swaps, REIT reclasses and basis adjustments, and convertible bonds. Net assets were not affected by these reclassifications.

9. RISKS
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks —  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (e.g., yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Funds' investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
10. PRIVATE INVESTMENT
The Impact Bond Fund entered into participation in a loan made by WatersEdge for First Baptist Church – Rogers, Arkansas, on May 31, 2023, with a total capital commitment of $1,200,000 and a maturity date of May 15, 2050. The note proceeds will be utilized by First Baptist Church – Rogers, Arkansas, to construct a new worship center adjacent to the church’s existing location. As of June 30, 2025, the total uncalled commitment was $514,000 and the total called commitment was $686,000. Please see the Fund's Schedule of Investments for more information.
11. RECENT PRONOUNCEMENTS
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (Topic 820). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management believes that there will be no material impact on the Funds’ financial statements.
In 2024, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement note disclosures only and did not affect any Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Subject to the oversight and, when applicable, approval of the Board of Directors, the investment advisor, GSCM, acts as the Funds’ CODM, assessing performance and making decisions about resource allocation. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is established in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's advisor and sub-advisers.  The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements.  The financial metrics include total return and income and expense ratios presented in the Financial Highlights, total assets on the Statement of Assets and Liabilities, net investment income/(loss) on the Statement of Operations, and the increase/(decrease) in net assets on the Statement of Changes in Net Assets.
In this reporting period, the Funds adopted FASB ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the result of its operations.
12. REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES (Unaudited)
The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
BOARD REVIEW OF PROPOSED NEW SUB-ADVISORY AGREEMENTS FOR THE LOW-DURATION BOND FUND (“LDBF”), THE SMALL CAP EQUITY FUND (“SCEF”) AND THE GLOBAL BOND FUND (“GBF”) (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors (the “Board” or the “Directors”) of GuideStone Funds (the “Trust”), including a majority of the Directors who are not “interested persons” of the Trust (the “Independent Directors”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, advised by counsel to the Independent Directors (“Independent Counsel”), considered the following new sub-advisory agreements among GuideStone Capital Management, LLC (“GSCM” or the “Adviser”), the Trust and, respectively: (i) Brown Brothers Harriman & Co., through a separately identifiable department known as Brown Brothers Harriman Mutual Fund Advisory Department, (“BBH”) to serve as sub-adviser to the LDBF (the “BBH Agreement”); (ii) Driehaus Capital Management LLC (“DCM”) to serve as sub-adviser to the SCEF (the “DCM Agreement”); and (iii) MFS Institutional Advisors, Inc. (“MFSI”) to serve as sub-adviser to the GBF (the “MFSI Agreement”) (collectively with the BBH Agreement and the DCM Agreement, the “New Sub-Advisory Agreements,” and each a “New Sub-Advisory Agreement”).  The Board approved the BBH Agreement and the DCM Agreement at its meeting held on February 27-28, 2025 (the “February Meeting”).  The Board approved the MFSI Agreement at its meetings held on May 19-20, 2025 and June 17, 2025 (the “May-June Meetings”).
The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the LDBF, SCEF and GBF and each Fund’s shareholders.  Prior to approving the New Sub-Advisory Agreements, the Board requested and received information from the Adviser and BBH, DCM and MFSI (each a “New Sub-Adviser” and collectively, the “New Sub-Advisers”) and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve each of the New Sub-Advisory Agreements.  The factors considered by the Board included, but were not limited to: (i) the personnel resources of each New Sub-Adviser; (ii) the experience and expertise of each New Sub-Adviser; (iii) the financial capabilities and resources of each New Sub-Adviser; (iv) the compliance procedures and histories of each New Sub-Adviser; (v) the performance history of each New Sub-Adviser’s proposed investment strategy, including in comparison to relevant benchmarks and/or peer universes of similarly managed funds ; (vi) fee information, including the amount of the contractual sub-advisory fee proposed for each Fund and comparisons to the relevant New Sub-Adviser’s other clients; (vii) the expected profitability of the each New Sub-Adviser with respect to the relevant Fund; (viii) the extent of any economies of scale and whether each New Sub-Adviser’s fees reflect such economies of scale through breakpoints or otherwise; (ix) the existence of any collateral benefits realized by each New Sub-Adviser, such as the use of soft dollars; and (x) the existence of any collateral benefits realized by a Fund resulting from its relationship with its respective New Sub-Adviser.  In addition, the Board considered each New Sub-Adviser’s human resources, business continuity and cybersecurity practices and policies and financial condition.  The Board considered how each New Sub-Adviser’s strategy complements the strategies of the other sub-advisers in the relevant Fund and the role each sub-adviser plays in the overall structure of a Fund’s portfolio.
In its decision to approve the New Sub-Advisory Agreements, the Board evaluated whether the approval of each New Sub-Advisory Agreement was in the best interests of the applicable Fund and its shareholders.  No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements.
The Board undertook a review of the terms of the New Sub-Advisory Agreements and the nature, extent and quality of the services to be provided by the New Sub-Advisers and the proposed, respective fees in exchange for such services.  The Board conducted its analysis on a Fund-by-Fund basis with respect to each New Sub-Adviser.  The Adviser provided the Board with

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
information in the form of reports about each New Sub-Adviser prior to and during the February Meeting and the May-June Meetings, which addressed the factors listed previously.  During the February Meeting and the May-June Meetings, the Board received presentations from the Adviser and each New Sub-Adviser and each responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel, as did the Investment Management Committee of the Board (the “IMC”), to discuss and consider information presented in connection with the consideration of the New Sub-Advisory Agreements as well as the Board’s responsibilities and duties in approving the New Sub-Advisory Agreements.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT AMONG THE TRUST, THE ADVISER AND BBH
At the February Meeting, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint BBH to manage a portion of the LDBF’s portfolio pursuant to the BBH Agreement.
The Board took into account the materials provided prior to and during the February Meeting, the presentations made by the Adviser and by BBH and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the BBH Agreement.  The Board considered the terms of the BBH Agreement, the investment management team at BBH, the reasonableness of the sub-advisory fees to be paid by the LDBF to BBH and whether the appointment of BBH would be in the best interests of the LDBF and its shareholders.
The Board reviewed a number of factors that it should consider in evaluating whether to approve the BBH Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by BBH; the composite performance history of the BBH Limited Duration Fixed Income Strategy (the “BBH Strategy”); the fees charged by BBH for its services; and information regarding the ownership structure, investment management experience, personnel, clients, assets under management (“AUM”), legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of BBH.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend BBH.  The Board received and considered information about BBH’s potential to contribute economies of scale as the LDBF grows in size.  The Board considered that the Adviser had been able to negotiate a fee schedule for the LDBF that was considered to be favorable compared to BBH’s stated fee schedule.
Because the engagement with BBH for the LDBF is new, there was no relevant historical profitability information for the Board to assess.  The Board noted, however, that BBH provided an estimate of its profitability for providing services to the LDBF.  The Board concluded that the estimated profits to be realized by BBH appeared reasonable.
The Board considered the fees to be paid to BBH under the BBH Agreement, as well as the overall fee structure under the BBH Agreement, in light of the nature, extent and quality of the services to be provided to the LDBF.  The Board also considered information about the fees charged by BBH to other clients.
The Board noted that the LDBF’s overall management and advisory fees would increase as a result of the addition of BBH as a sub-adviser to the LDBF, but that the overall management and advisory fees would remain below the level that had last been approved by the LDBF’s shareholders.  The Board also noted that the LDBF, and not the Adviser, would pay the sub-advisory fees to BBH directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of BBH, as the advisory fee rate paid to the Adviser by the LDBF is not changing as a result of the addition of BBH and there is no expense cap for the LDBF.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by BBH, and its affiliates, as a result of its arrangements with the LDBF.  The Board concluded that any potential benefits to be derived by BBH included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the BBH Strategy, noting that the Strategy’s performance history versus its benchmark, the Bloomberg 1-3 Year US Treasury Index, had been favorable over historic time periods, with the BBH Strategy outperforming the benchmark across all reported time periods ended December 31, 2024, and performing in the first quartile of its peer universe for all reported periods.
The Board considered the representations made that BBH would be comfortable managing its strategy in accordance with the Trust’s faith-based investment (“FBI”) policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to BBH within the LDBF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that BBH would provide investment management services that are appropriate in scope and that the fees to be paid by the LDBF under the BBH Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information as being all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT AMONG THE TRUST, THE ADVISER AND DCM
At the February Meeting, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint DCM to manage a portion of the SCEF’s portfolio pursuant to the DCM Agreement.
The Board took into account the materials provided prior to and during the February Meeting, the presentations made by the Adviser and by DCM and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the DCM Agreement.  The Board considered the terms of the DCM Agreement, the investment management team at DCM, the reasonableness of the sub-advisory fees to be paid by the SCEF to DCM and whether the appointment of DCM would be in the best interests of the SCEF and its shareholders.
The Board reviewed a number of factors that it should consider in evaluating whether to approve the DCM Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by DCM; the composite performance history of the DCM Small Cap Growth Strategy (the “DCM Strategy”); the fees charged by DCM for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of DCM.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend DCM.  The Board received and considered information about DCM’s potential to contribute economies of scale as the SCEF grows in size.  The Board considered that the Adviser had been able to negotiate a fee schedule for the SCEF that was considered to be favorable compared to DCM’s stated fee schedule.
Because the engagement with DCM for the SCEF is new, there was no relevant historical profitability information for the Board to assess.  The Board noted, however, that DCM provided an estimate of its profitability for providing services to the SCEF.  The Board concluded that the estimated profits to be realized by DCM appeared reasonable.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board considered the fees to be paid to DCM under the DCM Agreement, as well as the overall fee structure under the DCM Agreement, in light of the nature, extent and quality of the services to be provided to the SCEF.  The Board also considered information about the fees charged by DCM to other clients.
The Board noted that there would be no impact to the SCEF’s overall management and advisory fees as a result of the addition of DCM as a sub-adviser to the SCEF.  The Board also noted that the SCEF, and not the Adviser, would pay the sub-advisory fees to DCM directly. In addition, and the Board noted that the Adviser’s profitability would not be impacted by the addition of DCM, as the advisory fee rate paid to the Adviser by the SCEF is not changing as a result of the addition of DCM and there is no expense cap for the SCEF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by DCM, and its affiliates, as a result of its arrangements with the SCEF.  The Board concluded that any potential benefits to be derived by DCM included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the DCM Strategy, noting that the DCM Strategy’s performance history versus its benchmark, the Russell 2000® Growth Index, had been favorable over historic time periods, with the DCM Strategy outperforming the benchmark over all reported time periods ended December 31, 2024.  It was further noted that relative to its peer universe, the DCM Strategy had a strong record of outperformance, exceeding the peer median over all time periods and placing within the top decile over all reported time periods, except the three-year period, ended December 31, 2024.
The Board considered the representations made that DCM would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to DCM within the SCEF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that DCM would provide investment management services that are appropriate in scope and that the fees to be paid by the SCEF under the DCM Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information as being all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT AMONG THE TRUST, THE ADVISER AND MFSI
At the May-June Meetings, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint MFSI to manage a portion of the GBF’s portfolio pursuant to the MFSI Agreement.
The Board took into account the materials provided prior to and during the May-June Meetings, the presentations made by the Adviser and by MFSI and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the MFSI Agreement.  The Board considered the terms of the MFSI Agreement, the investment management team at MFSI, the reasonableness of the sub-advisory fees to be paid by the GBF to MFSI and whether the appointment of MFSI would be in the best interests of the GBF and its shareholders.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board reviewed a number of factors that it should consider in evaluating whether to approve the MFSI Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by MFSI; the composite performance history of the MFS Global Aggregate Core Plus Fixed Income Strategy (the “MFSI Strategy”); the fees charged by MFSI for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of MFSI.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend MFSI.  The Board received and considered information about MFSI’s potential to contribute economies of scale as the GBF grows in size.  The Board considered that the Adviser had been able to negotiate a fee schedule for the GBF that was considered to be favorable compared to MFSI’s stated fee schedule.
Because the engagement with MFSI for the GBF is new, there was no relevant historical profitability information for the Board to assess.  The Board noted, however, that MFSI provided an estimate of its profitability for providing services to the GBF.  The Board concluded that the estimated profits to be realized by MFSI appeared reasonable.
The Board considered the fees to be paid to MFSI under the MFSI Agreement, as well as the overall fee structure under the MFSI Agreement, in light of the nature, extent and quality of the services to be provided to the GBF.  The Board also considered information about the fees charged by MFSI to other clients.
The Board noted that the GBF’s overall management and advisory fees would decrease as a result of the addition of MFSI as a sub-adviser to the GBF.  The Board further noted that, since there will be a reduction in the GBF’s overall management and advisory fees, no approval by the GBF’s shareholders is required.  The Board also noted that the GBF, and not the Adviser, would pay the sub-advisory fees to MFSI directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of MFSI, as the advisory fee rate paid to the Adviser by the GBF is not changing as a result of the addition of MFSI and there is no expense cap for the GBF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by MFSI, and its affiliates, as a result of its arrangements with the GBF.  The Board concluded that any potential benefits to be derived by MFSI included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the MFSI Strategy.  The Board noted that the MFSI Strategy’s performance history versus its benchmark, the Bloomberg Global Aggregate Index, had been favorable over historic time periods, with the MFSI Strategy outperforming the benchmark over all relevant time periods ended March 31, 2025, and outperforming its peer universe medians across the same time periods.
The Board considered the representations made that MFSI would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to MFSI within the GBF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that MFSI would provide investment management services that are appropriate in scope and that the fees to be paid by the GBF under the MFSI Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information as being all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.

Funds distributed by Foreside Funds Distributors LLC
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152	Three Canal Plaza Suite 100, Portland, ME 04101

1-888-GS-FUNDS • GuideStoneFunds.com	1706918 08/25 2239

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date September 4, 2025

By (Signature and Title)*	/s/ Erin Wynne
Erin Wynne, Treasurer
(Principal Financial Officer)

Date September 4, 2025